UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07589

THE HARTFORD MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, PA 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Hartford Balanced Fund

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 58.6%
	Automobiles & Components - 0.5%
288,069	Astra International Tbk PT	$174,757
101,208	BAIC Motor Corp. Ltd. Class H(1)	66,046
76,184	Dongfeng Motor Group Co., Ltd. Class H	79,867
73	Hyundai Mobis Co., Ltd.	14,787
1,155	Kia Motors Corp.	37,766
8,086	Tata Motors Ltd. ADR*	105,684
18,858	UMW Holdings Bhd	26,919
27,439	Volkswagen AG	4,680,177

		5,186,003

	Banks - 5.9%
43,161	ABN Amro Group N.V.(1)	1,076,261
659,691	Agricultural Bank of China Ltd. Class H	312,332
30,992	AMMB Holdings Bhd	34,172
7,987	Banco do Brasil S.A.*	113,568
14,153	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand Class B	21,109
10,156	Bangkok Bank PCL NVDR	70,082
106,550	Bank Mandiri Persero Tbk PT	57,103
485,340	Bank of America Corp.	13,817,630
861,636	Bank of China Ltd. Class H	400,611
179,473	Bank of Communications Co., Ltd. Class H	152,562
607,659	Bank Rakyat Indonesia Persero Tbk PT	168,437
8,628	BNK Financial Group, Inc.	57,075
230,888	China CITIC Bank Corp. Ltd. Class H	150,422
309,063	China Construction Bank Corp. Class H	278,404
43,648	China Merchants Bank Co., Ltd. Class H	192,433
170,027	China Minsheng Banking Corp. Ltd. Class H	130,255
195,390	Citigroup, Inc.	12,594,839
26,806	Grupo Financiero Banorte S.A.B. de C.V. Class O	149,084
4,499	Hana Financial Group, Inc.	161,768
2,592	ICICI Bank Ltd. ADR	26,464
60,990	Industrial & Commercial Bank of China Ltd. Class H	47,381
1,559	Industrial Bank of Korea*	19,969
157,740	JP Morgan Chase & Co.	16,326,090
6,710	KB Financial Group, Inc.	288,311
131,558	Krung Thai Bank PCL	83,375
1,960	OTP Bank Nyrt	80,857
56,830	PNC Financial Services Group, Inc.	6,971,336
50,980	Postal Savings Bank of China Co., Ltd. Class H(1)	28,689
19,856	Powszechna Kasa Oszczednosci Bank Polski S.A.	211,071
4,509	Sberbank of Russia PJSC ADR	61,317
4,791	Shinhan Financial Group Co., Ltd.*	185,307
12,156	Siam Commercial Bank PCL	51,943
55,406	Societe Generale S.A.	1,727,531
8,669	Thanachart Capital PCL	14,914
780	Woori Bank*(2)(3)	10,375

		56,073,077

	Capital Goods - 1.8%
27,503	Alfa S.A.B. de C.V. Class A	34,706
2,052	Aselsan Elektronik Sanayi Ve Ticaret A.S.	10,212
54,900	Caterpillar, Inc.	7,310,484
124,116	CITIC Ltd.	188,019
652	Daelim Industrial Co., Ltd.	62,547
33,930	Fortune Brands Home & Security, Inc.	1,537,029
43,594	Fosun International Ltd.	65,411
1,251	GS Engineering & Construction Corp.	53,027
2,612	HDC Holdings Co., Ltd.	43,970
108	Hyundai Heavy Industries Holdings Co., Ltd.*	34,958
77,680	Ingersoll-Rand plc	7,771,107
54,216	Sime Darby Bhd	29,785
13,090	Sinotruk Hong Kong Ltd.	24,245

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

874	SK Holdings Co., Ltd.	$207,609
49,823	Walsin Lihwa Corp.	28,902
49,590	Weichai Power Co., Ltd. Class H	66,928

		17,468,939

	Commercial & Professional Services - 0.0%
17,767	Country Garden Services Holdings Co., Ltd.*	27,523

	Consumer Durables & Apparel - 2.3%
4,838	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	22,564
38,474	D.R. Horton, Inc.	1,479,325
920	F&F Co., Ltd.	35,212
11,485	Feng TAY Enterprise Co., Ltd.	73,195
2,791	Fila Korea Ltd.	119,942
69,961	KB Home	1,497,865
32,265	Lennar Corp. Class A	1,530,006
19,265	Li Ning Co., Ltd.*	23,704
15,472	Makalot Industrial Co., Ltd.	97,065
11,223	Mohawk Industries, Inc.*	1,445,410
136,055	NIKE, Inc. Class B	11,140,183
54,088	PulteGroup, Inc.	1,504,187
4,336	Shenzhou International Group Holdings Ltd.	51,058
40,821	Toll Brothers, Inc.	1,507,928
113,753	TRI Pointe Group, Inc.*	1,529,978
363	Youngone Corp.	11,312

		22,068,934

	Consumer Services - 0.0%
81,625	China Yuhua Education Corp. Ltd.(1)	33,023
2,611	Estacio Participacoes S.A.	22,264
2,124	Yum China Holdings, Inc.	77,420

		132,707

	Diversified Financials - 0.1%
27,571	B3 S.A. - Brasil Bolsa Balcao	237,897
21,937	Chailease Holding Co., Ltd.	81,933
241,135	China Cinda Asset Management Co., Ltd. Class H	62,397
198,073	China Huarong Asset Management Co., Ltd. Class H(1)	40,331
6,468	FirstRand Ltd.	33,988
14,899	Gentera S.A.B. de C.V.	10,885
38,688	Krungthai Card PCL	36,530
3,833	Qudian, Inc. ADR*(4)	20,353
9,287	Remgro Ltd.	148,155
13,874	Srisawad Corp. PCL	21,649
184,294	Yuanta Financial Holding Co., Ltd.	103,114

		797,232

	Energy - 8.3%
155,122	BP plc ADR	6,378,617
188,517	Bukit Asam Tbk PT	58,326
106,250	Chevron Corp.	12,181,562
49,209	China Petroleum & Chemical Corp. Class H	41,148
39,917	China Shenhua Energy Co., Ltd. Class H	101,592
101,521	ConocoPhillips	6,871,956
4,349	Ecopetrol S.A. ADR	81,979
191,545	Eni S.p.A. ADR	6,489,545
361,648	Equinor ASA ADR(4)	8,238,341
9,844	Exxaro Resources Ltd.	114,739
124,946	Exxon Mobil Corp.	9,156,043
73,294	Gazprom PJSC ADR	358,350
1,651	Grupa Lotos S.A.	41,279
2,308	LUKOIL PJSC ADR	185,327
56,290	Occidental Petroleum Corp.	3,759,046
28,670	Pioneer Natural Resources Co.	4,080,314
57,333	PTT PCL	89,461
100,675	Repsol S.A.	1,767,144
102,159	Royal Dutch Shell plc Class A, ADR	6,306,275
171,820	Suncor Energy, Inc.	5,553,222

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

2,897	Surgutneftegas PJSC ADR	$11,992
25,051	Thai Oil PCL	57,731
62,904	Total S.A.	3,448,468
77,590	Total S.A. ADR	4,246,501
54,672	United Tractors Tbk PT	100,832
31,128	Yanzhou Coal Mining Co., Ltd. Class H	28,619

		79,748,409

	Food & Staples Retailing - 0.7%
5,877	BIM Birlesik Magazalar A.S.	102,698
3,865	Clicks Group Ltd.	57,376
8,192	SPAR Group Ltd.	123,612
50,686	Wal-Mart de Mexico S.A.B. de C.V.	133,141
68,628	Walmart, Inc.	6,576,621

		6,993,448

	Food, Beverage & Tobacco - 0.1%
18,705	Charoen Pokphand Indonesia Tbk PT	9,915
8,203	Gudang Garam Tbk PT	49,135
45,945	Hanjaya Mandala Sampoerna Tbk PT	12,606
13,910	JBS S.A.	57,551
1,025	KT&G Corp.	91,268
1,740	SLC Agricola S.A.	21,134
75,572	Uni-President Enterprises Corp.	179,082
14,863	Yihai International Holding Ltd.	45,604

		466,295

	Health Care Equipment & Services - 6.6%
303,129	Boston Scientific Corp.*	11,564,371
168,310	Koninklijke Philips N.V.	6,635,634
135,092	Medtronic plc	11,940,782
16,098	Sinopharm Group Co., Ltd. Class H	71,943
58,560	UnitedHealth Group, Inc.	15,822,912
130,128	Universal Health Services, Inc. Class B	17,245,864

		63,281,506

	Household & Personal Products - 0.0%
6,655	Chlitina Holding Ltd.	63,844
4,852	TCI Co., Ltd.	71,297

		135,141

	Insurance - 1.4%
186,362	Aegon N.V.	960,088
30,214	Ageas	1,404,842
20,004	ASR Nederland N.V.	843,731
157,514	AXA S.A.	3,652,776
67,109	CNP Assurances	1,524,642
23,616	Fubon Financial Holding Co., Ltd.	34,627
2,447	Hanwha Life Insurance Co., Ltd.	9,479
5,407	IRB Brasil Resseguros S.A.	126,398
37,466	NN Group N.V.	1,582,090
6,467	Old Mutual Ltd.	11,417
425	Orange Life Insurance Ltd.(1)	11,475
3,518	Porto Seguro S.A.	54,093
154,997	Shin Kong Financial Holding Co., Ltd.	44,522
8,544	Sul America S.A. UNIT	75,198
84,463	Unum Group	2,935,934

		13,271,312

	Materials - 0.3%
722	Anglo American Platinum Ltd.	34,851
1,980	AngloGold Ashanti Ltd. ADR	28,294
44,711	Anhui Conch Cement Co., Ltd. Class H	243,824
19,545	Asia Cement Corp.	23,500
210,680	Cemex S.A.B. de C.V. UNIT*	114,252
37,864	China Hongqiao Group Ltd.	24,202
15,819	China Oriental Group Co., Ltd.	10,703
32,464	Eregli Demir ve Celik Fabrikalari T.A.S.	53,320

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

63,390	Hindalco Industries Ltd. GDR(1)(2)(3)	$187,502
502	Jastrzebska Spolka Weglowa S.A.*	9,230
2,514	Kumba Iron Ore Ltd.	64,711
251	Kumho Petrochemical Co., Ltd.	20,357
2,525	Magnitogorsk Iron & Steel Works PJSC GDR	21,766
2,777	Mondi Ltd.	69,054
599	POSCO	147,864
55,851	PTT Global Chemical PCL	121,561
114,499	Sinopec Shanghai Petrochemical Co., Ltd. Class H	54,403
2,139	Sociedad Quimica y Minera de Chile S.A. ADR(4)	91,250
4,862	Tata Steel Ltd. GDR	32,964
53,981	UPM-Kymmene Oyj	1,567,702
2,465	Vale S.A.	30,752
11,798	Vedanta Ltd. ADR	131,784

		3,083,846

	Media & Entertainment - 5.1%
19,787	Alphabet, Inc. Class C*	22,089,613
54,713	Astro Malaysia Holdings Bhd	22,499
1,621	Autohome, Inc. ADR*	117,328
514	Baidu, Inc. ADR*	88,732
470,722	Comcast Corp. Class A	17,214,304
44,357	IGG, Inc.	67,471
16,922	Megacable Holdings S.A.B. de C.V. UNIT	76,113
1,024	Naspers Ltd. Class N	236,875
74	NetEase, Inc. ADR	18,643
1,078	SM Entertainment Co., Ltd.*	46,724
15,426	Tencent Holdings Ltd.	686,682
259,100	Viacom, Inc. Class B	7,622,722

		48,287,706

	Pharmaceuticals, Biotechnology & Life Sciences - 5.8%
211,520	AstraZeneca plc ADR	7,737,402
16,553	China Medical System Holdings Ltd.	17,227
40,162	China Traditional Chinese Medicine Co., Ltd.	26,215
6,044	Dr. Reddy’s Laboratories Ltd. ADR	230,820
53,860	Eisai Co., Ltd.	4,182,040
118,600	Eli Lilly & Co.	14,215,396
3,850	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	14,890
80,573	Luye Pharma Group Ltd.(1)	60,204
118,958	Novartis AG	10,385,124
33,456	Roche Holding AG	8,900,490
48,082	Sanofi	4,179,185
30,990	Vertex Pharmaceuticals, Inc.*	5,916,301

		55,865,294

	Real Estate - 2.3%
163,853	Castellum AB	3,106,332
60,668	China Evergrande Group(4)	191,356
109,748	China SCE Group Holdings Ltd.	45,337
57,213	CIFI Holdings Group Co., Ltd.	37,856
42,087	Country Garden Holdings Co., Ltd.	59,826
67,663	Fibra Uno Administracion S.A. de C.V. REIT	92,990
61,296	Future Land Development Holdings Ltd.	51,940
9,151	Gecina S.A. REIT	1,344,854
48,127	Greentown China Holdings Ltd.	43,046
48,048	Guangzhou R&F Properties Co., Ltd. Class H	95,853
12,207	Shimao Property Holdings Ltd.	34,761
88,972	Simon Property Group, Inc. REIT	16,203,581
45,435	Sino-Ocean Group Holdings Ltd.	22,332
38,411	Sunac China Holdings Ltd.	152,987

		21,483,051

	Retailing - 1.9%
2,991	Alibaba Group Holding Ltd. ADR*	503,954
2,006,600	Allstar Co.*(2)(3)(5)	421,386
3,250	Booking Holdings, Inc.*	5,956,632

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

311	Hyundai Department Store Co., Ltd.	$26,773
56,243	Matahari Department Store Tbk PT	28,273
1,651	Mr. Price Group Ltd.	27,791
2,887	Petrobras Distribuidora S.A.	21,095
200,940	TJX Cos., Inc.	9,992,746
13,296	Tory Burch LLC*(2)(3)(5)	740,454
8,876	Truworths International Ltd.	54,022

		17,773,126

	Semiconductors & Semiconductor Equipment - 1.9%
48,336	Chipbond Technology Corp.	107,406
59,788	ChipMOS Technologies, Inc.	48,875
24,583	Elan Microelectronics Corp.*	69,350
356,156	Intel Corp.	16,782,071
249	Machvision, Inc.	3,448
9,967	Novatek Microelectronics Corp.	52,362
24,862	Radiant Opto-Electronics Corp.	71,335
10,914	Realtek Semiconductor Corp.	59,810
1,856	SK Hynix, Inc.	124,110
52,954	Taiwan Semiconductor Manufacturing Co., Ltd.	392,811

		17,711,578

	Software & Services - 5.1%
19,151	Adobe, Inc.*	4,746,001
111,043	Cognizant Technology Solutions Corp. Class A	7,737,476
25,539	Infosys Ltd. ADR	275,821
345,421	Microsoft Corp.	36,072,315
31,826	Wipro Ltd. ADR	181,090
495	WNS Holdings Ltd. ADR*	24,151

		49,036,854

	Technology Hardware & Equipment - 3.6%
95,551	Apple, Inc.	15,903,508
178,717	AU Optronics Corp.	70,057
204,542	Cisco Systems, Inc.	9,672,791
4,601	FLEXium Interconnect, Inc.	11,478
177,836	Innolux Corp.	61,327
14,619	Kingboard Holdings Ltd.	51,441
112,154	NetApp, Inc.	7,152,061
760	Samsung Electro-Mechanics Co., Ltd.	74,377
23,955	Samsung Electronics Co., Ltd.	998,782
1,011	SFA Engineering Corp.	37,301
11,084	Tong Hsing Electronic Industries Ltd.	40,738
179,010	Unimicron Technology Corp.	133,928
6,653	Walsin Technology Corp.	38,494
22,854	Zhen Ding Technology Holding Ltd.	60,062
9,517	ZTE Corp. Class H*	19,296

		34,325,641

	Telecommunication Services - 1.4%
3,404	America Movil S.A.B. de C.V. Class L, ADR	54,634
61,992	China Communications Services Corp. Ltd. Class H	58,199
37,699	China Mobile Ltd.	396,493
251,009	China Unicom Hong Kong Ltd.	287,525
6,163	LG Uplus Corp.	83,768
15,258	MTN Group Ltd.	99,831
231,256	Orange S.A.	3,586,872
267	SK Telecom Co., Ltd.	61,813
4,325	Swisscom AG	2,072,982
11,524	Telkom S.A. SOC Ltd.	58,308
120,989	Verizon Communications, Inc.	6,661,654

		13,422,079

	Transportation - 1.4%
8,753	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	48,891
1,248	Korean Air Lines Co., Ltd.	40,880
26,187	Turk Hava Yollari AO*	78,010

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

84,130	Union Pacific Corp.	$13,382,559

		13,550,340

	Utilities - 2.1%
2,530	CEZ A.S.	63,866
8,485	China Resources Gas Group Ltd.	33,389
2,500	Cia de Transmissao de Energia Eletrica Paulista	53,884
2,707	Electricity Generating PCL	22,701
68,998	Endesa S.A.	1,725,740
15,130	Enel Americas S.A. ADR	156,444
4,427	GAIL India Ltd. GDR	123,956
149,119	Italgas S.p.A.	902,831
579	Korea Gas Corp.*	28,218
95,280	NextEra Energy, Inc.	17,053,215
17,578	PGE Polska Grupa Energetyczna S.A.*	56,222

		20,220,466

	Total Common Stocks (cost $453,894,979)	$560,410,507

Asset & Commercial Mortgage Backed Securities - 3.8%
	Asset-Backed - Automobile - 0.8%
$ 14,197	AmeriCredit Automobile Receivables Trust 1.65%, 09/18/2020	14,188
	ARI Fleet Lease Trust
67,832	1.91%, 04/15/2026(1)	67,460
260,000	2.55%, 10/15/2026(1)	259,053
285,000	3.22%, 08/16/2027(1)	285,405
	Canadian Pacer Auto Receivables Trust
260,000	2.05%, 03/19/2021(1)	258,467
178,000	3.00%, 06/21/2021(1)	178,177
45,000	3.27%, 12/19/2022(1)	45,377
	Chesapeake Funding LLC
344,808	1.91%, 08/15/2029(1)	341,422
238,747	1 mo. USD LIBOR + 0.450%, 2.96%, 05/15/2029(1)(6)	239,179
500,000	3.23%, 08/15/2030(1)	501,171
216,807	1 mo. USD LIBOR + 1.000%, 3.51%, 06/15/2028(1)(6)	217,217
	Enterprise Fleet Financing LLC
216,198	1.97%, 01/20/2023(1)	214,732
351,546	2.13%, 05/22/2023(1)	348,762
465,000	3.38%, 05/20/2024(1)	466,715
	First Investors Auto Owner Trust
10,212	1.69%, 04/15/2021(1)	10,200
40,292	1.86%, 10/15/2021(1)	40,168
153,912	2.00%, 03/15/2022(1)	153,371
693,084	Hyundai Auto Lease Securitization Trust 2.55%, 08/17/2020(1)	691,752
515,000	Mercedes-Benz Master Owner Trust 1 mo. USD LIBOR + 0.300%, 2.81%, 05/16/2021(1)(6)	515,177
	OneMain Direct Auto Receivables Trust
241,964	2.31%, 12/14/2021(1)	240,621
745,000	3.43%, 12/16/2024(1)	747,155
	Securitized Term Auto Receivables Trust
104,980	1.52%, 03/25/2020(1)	104,716
208,571	1.89%, 08/25/2020(1)	207,661
215,000	2.04%, 04/26/2021(1)	212,997
625,000	3.06%, 02/25/2021(1)	624,208
	Westlake Automobile Receivables Trust
480,659	2.24%, 12/15/2020(1)	479,599
565,000	2.98%, 01/18/2022(1)	565,005
173,637	Wheels SPV LLC 1.88%, 04/20/2026(1)	172,413

		8,202,368

	Asset-Backed - Finance & Insurance - 1.9%
943,308	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(1)(7)	932,347

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 745,000	ALM VI Ltd. 3 mo. USD LIBOR + 1.400%, 4.19%, 07/15/2026(1)(6)	$733,441
1,345,000	Atlas Senior Loan Fund Ltd. 3 mo. USD LIBOR + 1.300%, 4.08%, 01/16/2030(1)(6)	1,343,631
442,822	Bayview Koitere Fund Trust 3.50%, 07/28/2057(1)(6)	439,191
	Bayview Opportunity Master Fund Trust
217,096	3.50%, 01/28/2055(1)(7)	215,302
290,895	3.50%, 06/28/2057(1)(7)	288,455
203,833	4.00%, 11/28/2053(1)(7)	204,627
252,896	4.00%, 10/28/2064(1)(7)	253,699
1,500,000	CIFC Funding Ltd. 3 mo. USD LIBOR + 1.050%, 3.83%, 04/24/2030(1)(6)	1,484,485
540,000	Dryden Senior Loan Fund 3 mo. USD LIBOR + 1.800%, 4.60%, 01/15/2029(1)(6)(8)	539,951
405,376	Finance of America Structured Securities Trust 3.38%, 09/25/2028(1)(7)	405,681
	Ford Credit Floorplan Master Owner Trust
440,000	1.75%, 07/15/2021	437,457
100,000	2.09%, 03/15/2022(1)	99,056
	GreatAmerica Leasing Receivables Funding LLC
330,000	2.36%, 01/20/2023(1)	326,838
190,000	2.60%, 06/15/2021(1)	188,904
160,000	2.83%, 06/17/2024(1)	159,272
	KKR CLO Ltd.
1,055,000	3 mo. USD LIBOR + 1.340%, 4.13%, 04/15/2029(1)(6)	1,054,080
605,000	3 mo. USD LIBOR + 1.490%, 4.25%, 01/20/2029(1)(6)	604,689
855,000	Madison Park Funding Ltd. 3 mo. USD LIBOR + 0.750%, 3.54%, 04/15/2029(1)(6)	841,205
1,090,000	Magnetite Ltd. 3 mo. USD LIBOR + 0.800%, 3.59%, 01/15/2028(1)(6)	1,071,047
	Magnetite XVIII Ltd.
643,000	3 mo. USD LIBOR + 1.080%, 3.70%, 11/15/2028(1)(6)	640,211
715,000	3 mo. USD LIBOR + 1.500%, 4.07%, 11/15/2028(1)(6)	706,360
	MMAF Equipment Finance LLC
7,669	1.73%, 05/18/2020(1)	7,664
240,000	2.21%, 10/17/2022(1)	236,622
295,000	2.21%, 12/15/2032(1)	287,831
	Nationstar HECM Loan Trust
66,525	2.04%, 09/25/2027(1)(7)	66,326
114,870	2.76%, 02/25/2028(1)(2)(3)(7)	114,870
	OneMain Financial Issuance Trust
136,000	2.37%, 09/14/2032(1)	134,003
115,697	3.66%, 02/20/2029(1)	115,962
47,894	4.10%, 03/20/2028(1)	48,012
310,000	SBA Tower Trust 2.90%, 10/15/2044(1)(9)	308,926
260,632	SoFi Consumer Loan Program Trust 2.93%, 04/26/2027(1)	259,984
	Springleaf Funding Trust
295,539	2.90%, 11/15/2029(1)	294,224
78,527	3.16%, 11/15/2024(1)	78,505
170,000	3.48%, 05/15/2028(1)	170,310
275,000	SPS Servicer Advance Receivables Trust 3.62%, 10/17/2050(1)	276,012
	Towd Point Mortgage Trust
336,540	2.75%, 10/25/2056(1)(7)	329,355
118,672	2.75%, 04/25/2057(1)(7)	116,230
399,683	2.75%, 06/25/2057(1)(7)	390,589
152,836	3.00%, 01/25/2058(1)(7)	150,032
1,195,000	Treman Park CLO Ltd. 3 mo. USD LIBOR + 1.070%, 3.83%, 10/20/2028(1)(6)	1,190,757
326,975	Vantage Data Centers Issuer LLC 4.07%, 02/16/2043(1)	329,219

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 177,321	Volvo Financial Equipment LLC 1.92%, 03/15/2021(1)	$176,240

		18,051,602

	Commercial Mortgage - Backed Securities - 0.5%
365,000	BAMLL Commercial Mortgage Securities Trust 4.09%, 08/10/2038(1)(7)	380,588
365,000	CD Commercial Mortgage Trust 3.51%, 05/10/2050(7)	366,398
95,000	Citigroup Commercial Mortgage Trust 3.82%, 11/10/2048	97,855
	CSAIL Commercial Mortgage Trust
950,000	3.50%, 06/15/2057	959,070
1,000,000	3.51%, 04/15/2050	1,010,496
785,000	CSMC Trust 2.76%, 04/05/2033(1)	777,199
	FREMF Mortgage Trust
95,000	3.15%, 04/25/2046(1)(7)	94,867
150,000	3.36%, 05/25/2045(1)(7)	150,014
460,000	4.08%, 09/25/2025(1)(7)	460,494
215,000	5.50%, 04/25/2020(1)(7)	220,302
210,000	JP Morgan Chase Commercial Mortgage Securities Trust 3.91%, 01/15/2049	216,704
165,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.31%, 04/15/2048	164,868
400,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(1)(7)	379,097

		5,277,952

	Other ABS - 0.2%
541,425	AASET U.S. Ltd. 4.45%, 11/18/2038(1)	547,692
545,000	BlueMountain CLO Ltd. 3 mo. USD LIBOR + 1.450%, 4.10%, 11/20/2028(1)(6)	533,770
756,836	SoFi Consumer Loan Program Trust 3.54%, 11/26/2027(1)	759,188

		1,840,650

	Whole Loan Collateral CMO - 0.4%
	Angel Oak Mortgage Trust LLC
130,124	2.71%, 11/25/2047(1)(7)	129,143
874,719	3.65%, 09/25/2048(1)(7)	875,609
	COLT Mortgage Loan Trust
231,694	2.93%, 02/25/2048(1)(7)	229,354
223,869	3.69%, 10/26/2048(1)(7)	224,248
	Deephaven Residential Mortgage Trust
159,922	2.45%, 06/25/2047(1)(7)	157,402
141,061	2.58%, 10/25/2047(1)(7)	139,358
52,625	2.73%, 12/26/2046(1)(7)	52,130
234,323	2.98%, 12/25/2057(1)(7)	232,227
90,611	Finance of America Structured Securities Trust 2.32%, 11/25/2027(1)(7)	90,567
293,422	MetLife Securitization Trust 3.00%, 04/25/2055(1)(7)	288,150
	Mill City Mortgage Loan Trust
95,176	2.50%, 04/25/2057(1)(7)	93,351
327,925	2.75%, 01/25/2061(1)(7)	320,118
373,957	New Residential Mortgage Loan Trust 4.00%, 04/25/2057(1)(7)	379,897
220,912	Towd Point Mortgage Trust 2.25%, 04/25/2056(1)(7)	216,055

		3,427,609

	Total Asset & Commercial Mortgage Backed Securities (cost $37,216,548)	$36,800,181

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Corporate Bonds - 26.1%
	Aerospace/Defense - 0.2%
$ 600,000	BAE Systems Holdings, Inc. 3.85%, 12/15/2025(1)	$597,361
	Lockheed Martin Corp.
115,000	2.50%, 11/23/2020	114,673
400,000	4.07%, 12/15/2042	397,716
140,000	4.50%, 05/15/2036	146,727
135,000	4.85%, 09/15/2041	145,512
300,000	United Technologies Corp. 3.95%, 08/16/2025	306,941

		1,708,930

	Agriculture - 1.0%
	Altria Group, Inc.
2,350,000	4.00%, 01/31/2024	2,361,280
140,000	4.50%, 05/02/2043	118,061
420,000	4.75%, 05/05/2021	433,450
4,355,000	BAT Capital Corp. 3.56%, 08/15/2027	3,984,513
	BAT International Finance plc
160,000	2.75%, 06/15/2020(1)	158,832
565,000	3.25%, 06/07/2022(1)	557,628
65,000	3.50%, 06/15/2022(1)	64,652
1,250,000	Imperial Brands Finance plc 3.75%, 07/21/2022(1)	1,246,098
	Philip Morris International, Inc.
300,000	2.63%, 03/06/2023	291,584
80,000	4.88%, 11/15/2043	80,372

		9,296,470

	Airlines - 0.1%
516,323	Continental Airlines, Inc. 5.98%, 10/19/2023	538,473
357,068	Southwest Airlines Co. 6.15%, 02/01/2024	374,733
70,000	United Airlines Class B Pass Through Trust 4.60%, 09/01/2027	70,004

		983,210

	Apparel - 0.1%
1,425,000	Hanesbrands, Inc. 4.63%, 05/15/2024(1)	1,398,281

	Auto Manufacturers - 0.8%
	Daimler Finance North America LLC
600,000	2.20%, 05/05/2020(1)	593,418
580,000	2.30%, 02/12/2021(1)	569,132
2,975,000	Fiat Chrysler Automobiles N.V. 4.50%, 04/15/2020	2,986,156
1,675,000	Ford Motor Credit Co. LLC 3.10%, 05/04/2023	1,511,266
	General Motors Financial Co., Inc.
1,375,000	3.70%, 05/09/2023	1,328,090
335,000	3.95%, 04/13/2024	320,921

		7,308,983

	Auto Parts & Equipment - 0.1%
825,000	Goodyear Tire & Rubber Co. 5.00%, 05/31/2026	757,763

	Beverages - 0.5%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
2,780,000	3.65%, 02/01/2026(1)	2,731,359
105,000	4.70%, 02/01/2036(1)	100,900
270,000	4.90%, 02/01/2046(1)	257,490
	Anheuser-Busch InBev Worldwide, Inc.
540,000	3.50%, 01/12/2024	541,889
115,000	3.75%, 07/15/2042	94,246

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 105,000	4.38%, 04/15/2038	$95,983
985,000	4.75%, 01/23/2029	1,022,246
250,000	Coca-Cola Femsa S.A.B. de C.V. 3.88%, 11/26/2023	254,739
180,000	Molson Coors Brewing Co. 3.50%, 05/01/2022	179,998

		5,278,850

	Biotechnology - 0.2%
1,425,000	Amgen, Inc. 2.65%, 05/11/2022	1,405,227
320,000	Biogen, Inc. 2.90%, 09/15/2020	319,644
180,000	Celgene Corp. 3.55%, 08/15/2022	181,133
120,000	Gilead Sciences, Inc. 2.55%, 09/01/2020	119,320

		2,025,324

	Chemicals - 0.4%
2,350,000	CF Industries, Inc. 3.45%, 06/01/2023	2,267,750
1,120,000	CNAC HK Synbridge Co., Ltd. 5.00%, 05/05/2020	1,127,582
725,000	Olin Corp. 5.13%, 09/15/2027(4)	706,875

		4,102,207

	Commercial Banks - 4.5%
	Banco Santander S.A.
400,000	3.13%, 02/23/2023	388,660
200,000	3.85%, 04/12/2023	198,867
	Bank of America Corp.
740,000	2.63%, 10/19/2020	736,621
1,181,000	3 mo. USD LIBOR + 1.040%, 3.42%, 12/20/2028(6)	1,139,463
450,000	3 mo. USD LIBOR + 1.370%, 3.59%, 07/21/2028(6)	440,917
635,000	4.00%, 04/01/2024	655,082
750,000	4.20%, 08/26/2024	767,724
	Bank of New York Mellon Corp.
440,000	2.15%, 02/24/2020	437,060
200,000	3.00%, 02/24/2025	196,461
700,000	Banque Federative du Credit Mutuel S.A. 2.75%, 10/15/2020(1)	695,516
815,000	Barclays plc 3.20%, 08/10/2021	801,905
695,000	BB&T Corp. 3.20%, 09/03/2021	697,975
	BNP Paribas S.A.
405,000	3.38%, 01/09/2025(1)	390,070
935,000	3.50%, 11/16/2027(1)	879,267
	BPCE S.A.
800,000	3.50%, 10/23/2027(1)	744,295
725,000	5.15%, 07/21/2024(1)	739,021
1,200,000	5.70%, 10/22/2023(1)	1,252,612
	Capital One Financial Corp.
615,000	3.75%, 04/24/2024	615,991
165,000	4.20%, 10/29/2025	165,155
	Citigroup, Inc.
255,000	2.50%, 07/29/2019	254,559
1,000,000	3 mo. USD LIBOR + 0.950%, 2.88%, 07/24/2023(6)	981,529
170,000	3 mo. USD LIBOR + 1.151%, 3.52%, 10/27/2028(6)	164,060
925,000	4.45%, 09/29/2027	938,524
59,000	8.13%, 07/15/2039	86,037
500,000	Citizens Bank NA 2.55%, 05/13/2021	493,004
675,000	Compass Bank 2.75%, 09/29/2019	672,523

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Credit Agricole S.A.
$ 360,000	3.25%, 10/04/2024(1)	$344,622
250,000	3.75%, 04/24/2023(1)	248,316
500,000	4.38%, 03/17/2025(1)	495,229
	Credit Suisse AG
250,000	2.30%, 05/28/2019	249,654
335,000	3.63%, 09/09/2024	336,296
	Credit Suisse Group AG
850,000	3.57%, 01/09/2023(1)	840,997
250,000	3 mo. USD LIBOR + 1.410%, 3.87%, 01/12/2029(1)(6)	238,670
950,000	Credit Suisse Group Funding Guernsey Ltd. 3.80%, 09/15/2022	951,471
	Danske Bank A/S
485,000	3.88%, 09/12/2023(1)	464,260
200,000	5.00%, 01/12/2022(1)	202,806
250,000	5.38%, 01/12/2024(1)	253,548
	Deutsche Bank AG
700,000	2.70%, 07/13/2020	684,344
425,000	3.15%, 01/22/2021	413,168
670,000	4.25%, 10/14/2021	663,193
250,000	Discover Bank 3.10%, 06/04/2020	249,397
450,000	Fifth Third Bancorp 2.88%, 10/01/2021	446,164
	Goldman Sachs Group, Inc.
530,000	3 mo. USD LIBOR + 1.201%, 3.27%, 09/29/2025(6)	514,611
1,325,000	4.25%, 10/21/2025	1,337,301
470,000	6.25%, 02/01/2041	567,617
	HSBC Holdings plc
290,000	3.40%, 03/08/2021	291,524
1,755,000	3.60%, 05/25/2023	1,767,721
200,000	3 mo. USD LIBOR + 1.546%, 4.04%, 03/13/2028(6)	197,918
225,000	3 mo. USD LIBOR + 1.535%, 4.58%, 06/19/2029(6)	229,953
720,000	ING Groep N.V. 3.95%, 03/29/2027	702,023
	JP Morgan Chase & Co.
650,000	3.25%, 09/23/2022	655,213
180,000	3.38%, 05/01/2023	179,806
230,000	5.40%, 01/06/2042	264,331
100,000	6.30%, 04/23/2019	100,765
100,000	Macquarie Bank Ltd. 2.40%, 01/21/2020(1)	99,453
920,000	Macquarie Group Ltd. 3 mo. USD LIBOR + 1.330%, 4.15%, 03/27/2024(1)(6)	924,485
	Morgan Stanley
320,000	3.13%, 07/27/2026	306,920
300,000	3.63%, 01/20/2027	294,885
875,000	3.70%, 10/23/2024	881,486
575,000	4.10%, 05/22/2023	587,331
550,000	5.75%, 01/25/2021	577,399
125,000	National City Corp. 6.88%, 05/15/2019	126,412
1,795,000	NBK SPC Ltd. 2.75%, 05/30/2022(1)	1,741,150
625,000	PNC Bank NA 3.10%, 10/25/2027	608,693
	Santander Holdings USA, Inc.
205,000	3.40%, 01/18/2023	201,626
1,095,000	3.70%, 03/28/2022	1,093,653
640,000	Santander UK plc 2.50%, 03/14/2019	639,907
575,000	Skandinaviska Enskilda Banken AB 2.45%, 05/27/2020(1)	570,199
615,000	Societe Generale S.A. 3.25%, 01/12/2022(1)	608,083

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 410,000	Synchrony Bank 3.65%, 05/24/2021	$409,017
165,000	U.S. Bancorp 3.70%, 01/30/2024	168,607
540,000	UBS AG 2.20%, 06/08/2020(1)	533,148
	UBS Group Funding Switzerland AG
785,000	2.95%, 09/24/2020(1)	780,652
550,000	3.00%, 04/15/2021(1)	546,866
1,794,000	Wells Fargo & Co. 4.48%, 01/16/2024	1,859,626

		42,983,414

	Commercial Services - 0.8%
1,250,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, 04/01/2023	1,243,750
	Catholic Health Initiatives
597,000	2.95%, 11/01/2022	581,988
70,000	4.35%, 11/01/2042	63,406
	ERAC USA Finance LLC
140,000	2.35%, 10/15/2019(1)	139,305
510,000	4.50%, 08/16/2021(1)	521,720
550,000	5.63%, 03/15/2042(1)	593,562
1,350,000	Service Corp. International 5.38%, 05/15/2024	1,378,688
730,000	Total System Services, Inc. 3.80%, 04/01/2021	732,122
2,350,000	United Rentals North America, Inc. 5.75%, 11/15/2024	2,408,750

		7,663,291

	Construction Materials - 0.1%
625,000	American Woodmark Corp. 4.88%, 03/15/2026(1)	579,688

	Distribution/Wholesale - 0.1%
900,000	American Builders & Contractors Supply Co., Inc. 5.88%, 05/15/2026(1)	901,935

	Diversified Financial Services - 0.6%
700,000	Capital One Bank USA NA 3.38%, 02/15/2023	686,286
2,650,000	Navient Corp. 5.50%, 01/25/2023	2,557,250
2,700,000	Springleaf Finance Corp. 6.00%, 06/01/2020	2,743,875

		5,987,411

	Electric - 1.7%
910,000	American Electric Power Co., Inc. 3.20%, 11/13/2027	871,189
1,230,000	Cleveland Electric Illuminating Co. 3.50%, 04/01/2028(1)	1,162,353
	Dominion Energy, Inc.
320,000	2.96%, 07/01/2019(9)	319,848
510,000	4.10%, 04/01/2021(9)	513,698
275,000	Duke Energy Carolinas LLC 6.10%, 06/01/2037	334,897
	Duke Energy Corp.
105,000	2.65%, 09/01/2026	97,900
550,000	3.05%, 08/15/2022	546,969
	Electricite de France S.A.
85,000	4.88%, 01/22/2044(1)	79,327
525,000	10 year USD Swap + 3.041%, 5.63%, 01/22/2024(1)(4)(6)(10)	500,063
110,000	Emera U.S. Finance L.P. 2.70%, 06/15/2021	107,766
360,000	Eversource Energy 2.90%, 10/01/2024	348,765

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 505,000	Fortis, Inc. 3.06%, 10/04/2026	$470,075
	Georgia Power Co.
99,000	4.30%, 03/15/2042	92,359
140,000	4.75%, 09/01/2040	136,987
425,000	Indianapolis Power and Light Co. 6.60%, 06/01/2037(1)	530,299
205,000	Infraestructura Energetica Nova S.A.B. de C.V. 4.88%, 01/14/2048(1)	168,356
490,000	Niagara Mohawk Power Corp. 4.28%, 12/15/2028(1)	509,316
950,000	NRG Energy, Inc. 6.63%, 01/15/2027	1,000,084
550,000	Oglethorpe Power Corp. 5.25%, 09/01/2050	575,018
	Oncor Electric Delivery Co. LLC
115,000	2.95%, 04/01/2025	112,323
340,000	4.10%, 06/01/2022	348,502
60,000	Pacific Gas & Electric Co. 6.25%, 03/01/2039*	52,782
	SCANA Corp.
631,000	4.13%, 02/01/2022	632,733
1,085,000	4.75%, 05/15/2021(4)	1,099,707
1,110,000	6.25%, 04/01/2020	1,136,562
	South Carolina Electric & Gas Co.
305,000	3.50%, 08/15/2021	308,922
360,000	4.25%, 08/15/2028	377,014
50,000	4.35%, 02/01/2042	50,489
105,000	4.60%, 06/15/2043	109,025
370,000	6.05%, 01/15/2038	445,612
156,000	6.63%, 02/01/2032	191,650
	Southern California Edison Co.
750,000	5.55%, 01/15/2037	783,423
485,000	6.65%, 04/01/2029	511,135
	Southern Co.
575,000	2.75%, 06/15/2020	573,087
605,000	2.95%, 07/01/2023	594,167
	State Grid Overseas Investment Ltd.
520,000	2.75%, 05/04/2022(1)	509,703
520,000	3.50%, 05/04/2027(1)	507,445

		16,709,550

	Electrical Components & Equipment - 0.1%
1,025,000	WESCO Distribution, Inc. 5.38%, 06/15/2024	1,012,187

	Engineering & Construction - 0.1%
	SBA Tower Trust
355,000	2.88%, 07/15/2046(1)	349,088
300,000	3.45%, 03/15/2048(1)	298,164

		647,252

	Food - 1.3%
	Conagra Brands, Inc.
200,000	4.60%, 11/01/2025	202,535
2,300,000	4.85%, 11/01/2028(4)	2,330,953
145,000	5.30%, 11/01/2038	139,276
	Kraft Heinz Foods Co.
840,000	3.00%, 06/01/2026	777,864
2,835,000	4.00%, 06/15/2023	2,886,167
520,000	4.38%, 06/01/2046	447,991
	Kroger Co.
125,000	3.30%, 01/15/2021	125,180
780,000	4.00%, 02/01/2024	790,685
1,675,000	Post Holdings, Inc. 5.00%, 08/15/2026(1)	1,583,210

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 510,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(1)	$490,875
1,000,000	Sigma Holdco B.V. 7.88%, 05/15/2026(1)	888,250
1,900,000	TreeHouse Foods, Inc. 4.88%, 03/15/2022	1,885,750

		12,548,736

	Food Service - 0.1%
725,000	Aramark Services, Inc. 5.00%, 02/01/2028(1)	707,781

	Forest Products & Paper - 0.1%
750,000	International Paper Co. 3.65%, 06/15/2024	760,763

	Gas - 0.1%
125,000	Boston Gas Co. 3.15%, 08/01/2027(1)	119,517
359,000	CenterPoint Energy Resources Corp. 4.50%, 01/15/2021	366,770
560,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(1)	522,717

		1,009,004

	Healthcare-Products - 0.1%
	Medtronic, Inc.
405,000	3.15%, 03/15/2022	408,643
245,000	3.50%, 03/15/2025	249,554
65,000	3.63%, 03/15/2024	66,632

		724,829

	Healthcare-Services - 0.9%
495,000	Aetna, Inc. 2.80%, 06/15/2023	481,400
	Anthem, Inc.
631,000	3.30%, 01/15/2023	634,792
130,000	4.10%, 03/01/2028	131,165
175,000	4.38%, 12/01/2047	168,116
225,000	4.65%, 08/15/2044	223,321
305,000	Catholic Health Initiatives 4.20%, 08/01/2023	310,328
415,000	Cigna Corp. 4.38%, 10/15/2028(1)	426,133
	Dignity Health
35,000	2.64%, 11/01/2019	34,917
214,000	3.81%, 11/01/2024	216,749
552,000	4.50%, 11/01/2042	520,985
2,925,000	HCA, Inc. 7.50%, 02/15/2022	3,202,875
715,000	Humana, Inc. 2.90%, 12/15/2022	698,298
565,000	Mercy Health 3.56%, 08/01/2027	551,611
510,000	PeaceHealth Obligated Group 4.79%, 11/15/2048	547,392
	UnitedHealth Group, Inc.
220,000	3.35%, 07/15/2022	222,791
340,000	3.75%, 07/15/2025	351,900
380,000	3.85%, 06/15/2028	394,097

		9,116,870

	Household Products - 0.1%
547,344	Procter & Gamble - Esop 9.36%, 01/01/2021	583,647

	Insurance - 0.4%
415,000	Berkshire Hathaway, Inc. 2.75%, 03/15/2023	412,233

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Chubb INA Holdings, Inc.
$ 120,000	2.30%, 11/03/2020	$118,987
185,000	3.35%, 05/15/2024	186,242
115,000	Five Corners Funding Trust 4.42%, 11/15/2023(1)	119,366
515,000	Jackson National Life Global Funding 3.25%, 01/30/2024(1)	511,603
	Liberty Mutual Group, Inc.
23,000	4.25%, 06/15/2023(1)	23,363
77,000	4.57%, 02/01/2029(1)	78,456
305,000	Marsh & McLennan Cos., Inc. 4.38%, 03/15/2029	315,471
	MetLife, Inc.
485,000	3.60%, 04/10/2024	495,227
160,000	4.88%, 11/13/2043	173,159
	Prudential Financial, Inc.
200,000	3.50%, 05/15/2024	202,520
300,000	4.50%, 11/15/2020	307,749
100,000	Teachers Insurance & Annuity Association of America 4.90%, 09/15/2044(1)	106,838
645,000	Trinity Acquisition plc 4.40%, 03/15/2026	645,150

		3,696,364

	Internet - 0.3%
	Alibaba Group Holding Ltd.
370,000	3.40%, 12/06/2027	353,329
1,030,000	3.60%, 11/28/2024	1,037,212
	Amazon.com, Inc.
285,000	2.50%, 11/29/2022	283,433
530,000	4.80%, 12/05/2034	595,389
100,000	4.95%, 12/05/2044	114,870
445,000	Tencent Holdings Ltd. 3.60%, 01/19/2028(1)	432,834

		2,817,067

	Iron/Steel - 0.3%
1,675,000	AK Steel Corp. 7.00%, 03/15/2027(4)	1,360,937
1,300,000	Steel Dynamics, Inc. 5.50%, 10/01/2024	1,341,990

		2,702,927

	IT Services - 0.1%
	Apple, Inc.
25,000	2.45%, 08/04/2026	23,641
225,000	3.00%, 02/09/2024	226,124
170,000	3.25%, 02/23/2026	170,014
270,000	3.45%, 05/06/2024	276,719
35,000	4.45%, 05/06/2044	37,260

		733,758

	Lodging - 0.5%
1,825,000	Boyd Gaming Corp. 6.38%, 04/01/2026	1,861,500
825,000	Hilton Domestic Operating Co., Inc. 5.13%, 05/01/2026(1)	831,187
1,775,000	Wyndham Hotels & Resorts, Inc. 5.38%, 04/15/2026(1)	1,775,000

		4,467,687

	Machinery-Construction & Mining - 0.1%
400,000	Caterpillar Financial Services Corp. 3.30%, 06/09/2024	402,294
170,000	Caterpillar, Inc. 3.40%, 05/15/2024	173,336

		575,630

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Media - 1.5%
	21st Century Fox America, Inc.
$ 180,000	4.00%, 10/01/2023	$186,316
220,000	4.50%, 02/15/2021	225,490
300,000	4.75%, 09/15/2044	327,830
	CCO Holdings LLC / CCO Holdings Capital Corp.
1,425,000	5.00%, 02/01/2028(1)	1,353,750
800,000	5.13%, 05/01/2023(1)	810,704
	Charter Communications Operating LLC / Charter Communications Operating Capital
210,000	5.38%, 05/01/2047	199,820
65,000	6.48%, 10/23/2045	69,960
	Comcast Corp.
450,000	3.13%, 07/15/2022	451,514
495,000	3.95%, 10/15/2025	512,260
158,000	4.05%, 11/01/2052	146,787
450,000	4.40%, 08/15/2035	452,257
255,000	4.60%, 10/15/2038	263,578
34,000	6.40%, 05/15/2038	41,658
	Cox Communications, Inc.
35,000	4.60%, 08/15/2047(1)	31,598
920,000	4.80%, 02/01/2035(1)	850,875
1,025,000	CSC Holdings LLC 5.25%, 06/01/2024	984,000
1,275,000	DISH DBS Corp. 5.88%, 07/15/2022	1,211,250
155,000	Fox Corp. 4.03%, 01/25/2024(1)	158,108
350,000	Sinclair Television Group, Inc. 5.38%, 04/01/2021	350,438
920,000	Sky Ltd. 3.75%, 09/16/2024(1)	938,333
200,000	Sky plc 2.63%, 09/16/2019(1)	199,011
	Time Warner Cable LLC
80,000	6.55%, 05/01/2037	84,062
60,000	7.30%, 07/01/2038	66,784
106,000	8.25%, 04/01/2019	106,871
5,000	8.75%, 02/14/2019	5,006
30,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	34,692
1,250,000	Unitymedia GmbH 6.13%, 01/15/2025(1)	1,290,625
1,000,000	Univision Communications, Inc. 5.13%, 02/15/2025(1)	911,250
	Viacom, Inc.
145,000	3.88%, 12/15/2021	146,021
875,000	4.25%, 09/01/2023	887,307
950,000	Warner Media LLC 3.60%, 07/15/2025	936,153

		14,234,308

	Metal Fabricate/Hardware - 0.1%
825,000	Novelis Corp. 5.88%, 09/30/2026(1)	796,125

	Mining - 0.2%
1,450,000	Alcoa Nederland Holding B.V. 6.13%, 05/15/2028(1)	1,468,125
725,000	Glencore Finance Canada Ltd. 4.25%, 10/25/2022(1)	734,679

		2,202,804

	Miscellaneous Manufacturing - 0.1%
260,000	General Electric Co. 4.13%, 10/09/2042	214,995

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 850,000	Siemens Financieringsmaatschappij N.V. 3.13%, 03/16/2024(1)	$844,381

		1,059,376

	Oil & Gas - 2.2%
395,000	Anadarko Petroleum Corp. 4.85%, 03/15/2021	404,816
450,000	BG Energy Capital plc 4.00%, 10/15/2021(1)	457,816
130,000	BP Capital Markets America, Inc. 3.25%, 05/06/2022	130,827
	BP Capital Markets plc
570,000	3.81%, 02/10/2024	585,439
575,000	4.75%, 03/10/2019	576,220
40,000	ConocoPhillips Co. 4.95%, 03/15/2026	43,760
2,400,000	Continental Resources, Inc. 4.38%, 01/15/2028	2,387,780
	Equinor ASA
30,000	2.65%, 01/15/2024	29,624
70,000	2.25%, 11/08/2019	69,719
30,000	2.45%, 01/17/2023	29,618
355,000	2.90%, 11/08/2020	355,779
35,000	3.25%, 11/10/2024	35,709
5,000	3.70%, 03/01/2024	5,162
2,550,000	Hess Corp. 5.80%, 04/01/2047	2,456,861
	Marathon Oil Corp.
265,000	2.70%, 06/01/2020	262,035
2,375,000	4.40%, 07/15/2027	2,383,108
3,700,000	Petrobras Global Finance B.V. 6.00%, 01/27/2028	3,692,600
	Petroleos Mexicanos
80,000	5.38%, 03/13/2022	78,992
570,000	5.50%, 01/21/2021	571,670
3,000,000	5.50%, 06/27/2044	2,370,000
75,000	6.35%, 02/12/2048	62,992
730,000	6.38%, 02/04/2021	739,490
1,100,000	6.75%, 09/21/2047	958,650
755,000	Pioneer Natural Resources Co. 7.50%, 01/15/2020	785,288
890,000	Sinopec Group Overseas Development Ltd. 2.50%, 04/28/2020(1)	881,789
325,000	Total Capital International S.A. 2.70%, 01/25/2023	322,378

		20,678,122

	Oil & Gas Services - 0.0%
250,000	Schlumberger Holdings Corp. 3.00%, 12/21/2020(1)	248,773

	Packaging & Containers - 0.3%
1,350,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.25%, 09/15/2022(1)	1,336,230
835,000	Crown Americas LLC / Crown Americas Capital Corp. V 4.25%, 09/30/2026	793,250
1,250,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(1)	1,252,312

		3,381,792

	Pharmaceuticals - 1.4%
	Allergan Funding SCS
450,000	3.45%, 03/15/2022	449,010
525,000	3.80%, 03/15/2025	523,172
125,000	4.85%, 06/15/2044	120,656
	Allergan Sales LLC
121,000	4.88%, 02/15/2021(1)	124,304

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 225,000	5.00%, 12/15/2021(1)	$233,257
1,000,000	Bausch Health Cos., Inc. 6.13%, 04/15/2025(1)	945,000
515,000	Bayer U.S. Finance LLC 4.25%, 12/15/2025(1)	512,770
	Cardinal Health, Inc.
195,000	2.40%, 11/15/2019	194,207
230,000	3.08%, 06/15/2024	219,450
730,000	3.50%, 11/15/2024	711,973
200,000	4.50%, 11/15/2044	172,570
	CVS Health Corp.
450,000	3.88%, 07/20/2025	451,524
1,035,000	4.10%, 03/25/2025	1,053,760
215,000	5.13%, 07/20/2045	222,155
705,000	EMD Finance LLC 2.95%, 03/19/2022(1)	696,908
315,000	Express Scripts Holding Co. 2.25%, 06/15/2019	314,302
	McKesson Corp.
25,000	2.85%, 03/15/2023	24,230
535,000	3.80%, 03/15/2024	534,161
	Merck & Co., Inc.
430,000	2.75%, 02/10/2025	422,561
315,000	2.80%, 05/18/2023	313,796
125,000	4.15%, 05/18/2043	128,630
	Mylan N.V.
EUR 2,050,000	2.25%, 11/22/2024(11)	2,343,060
$ 930,000	3.95%, 06/15/2026	878,534
	Mylan, Inc.
460,000	4.55%, 04/15/2028	441,719
195,000	5.20%, 04/15/2048	168,984
225,000	Teva Pharmaceutical Finance Co. B.V. 3.65%, 11/10/2021	217,326
880,000	Teva Pharmaceutical Finance Netherlands B.V. 2.80%, 07/21/2023	791,890

		13,209,909

	Pipelines - 0.5%
400,000	Columbia Pipeline Group, Inc. 4.50%, 06/01/2025	407,855
214,000	Energy Transfer Operating L.P. 7.60%, 02/01/2024	241,223
340,000	Energy Transfer Partners L.P. 4.50%, 11/01/2023	346,168
1,010,000	EQT Midstream Partners L.P. 4.75%, 07/15/2023	1,024,316
	Kinder Morgan Energy Partners L.P.
419,000	4.25%, 09/01/2024	429,557
275,000	4.30%, 05/01/2024	281,671
977,000	Phillips 66 Partners L.P. 3.61%, 02/15/2025	954,460
	Sunoco Logistics Partners Operations L.P.
300,000	3.90%, 07/15/2026	285,019
130,000	4.40%, 04/01/2021	132,143
400,000	5.35%, 05/15/2045	372,931
780,000	Western Gas Partners L.P. 4.00%, 07/01/2022	782,642

		5,257,985

	Real Estate - 0.1%
830,000	WEA Finance LLC 4.13%, 09/20/2028(1)	843,537
650,000	WEA Finance LLC / Westfield UK & Europe Finance plc 2.70%, 09/17/2019(1)	648,379

		1,491,916

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Real Estate Investment Trusts - 1.0%
	American Tower Corp.
$ 450,000	3.45%, 09/15/2021	$451,072
150,000	4.40%, 02/15/2026	152,774
240,000	5.00%, 02/15/2024	253,378
150,000	AvalonBay Communities, Inc. 3.63%, 10/01/2020	150,933
785,000	Brandywine Operating Partnership L.P. 3.95%, 11/15/2027	753,836
	Crown Castle International Corp.
265,000	3.65%, 09/01/2027	254,793
215,000	3.80%, 02/15/2028	209,722
4,225,000	Equinix, Inc. 5.38%, 01/01/2022	4,304,219
670,000	HCP, Inc. 4.00%, 06/01/2025	665,724
1,025,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc. 5.63%, 05/01/2024	1,053,188
345,000	Scentre Group Trust 2.38%, 11/05/2019(1)	342,887
134,000	SITE Centers Corp. 4.63%, 07/15/2022	137,883
775,000	Starwood Property Trust, Inc. 4.75%, 03/15/2025	744,000

		9,474,409

	Retail - 0.6%
900,000	Beacon Roofing Supply, Inc. 4.88%, 11/01/2025(1)	838,125
	CVS Health Corp.
695,000	4.00%, 12/05/2023	709,199
160,000	4.88%, 07/20/2035	160,975
1,050,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 5.00%, 06/01/2024(1)	1,052,625
800,000	L Brands, Inc. 5.25%, 02/01/2028	702,000
2,550,000	Lowe’s Cos., Inc. 3.10%, 05/03/2027	2,410,250

		5,873,174

	Semiconductors - 0.4%
570,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.63%, 01/15/2024	554,296
345,000	Microchip Technology, Inc. 3.92%, 06/01/2021(1)	341,421
2,700,000	NXP B.V. / NXP Funding LLC 4.13%, 06/15/2020(1)	2,700,000

		3,595,717

	Software - 0.3%
	Microsoft Corp.
475,000	2.40%, 08/08/2026	452,975
610,000	2.88%, 02/06/2024	613,373
365,000	3.70%, 08/08/2046	362,474
915,000	Oracle Corp. 3.25%, 11/15/2027	901,844
825,000	Western Digital Corp. 4.75%, 02/15/2026	767,250

		3,097,916

	Telecommunications - 1.3%
775,000	America Movil S.A.B. de C.V. 3.13%, 07/16/2022	766,438
	AT&T, Inc.
65,000	3.95%, 01/15/2025	65,609
500,000	4.13%, 02/17/2026	504,573

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 460,000	4.45%, 04/01/2024	$477,783
215,000	4.75%, 05/15/2046	201,129
3,000	5.35%, 09/01/2040	3,029
1,525,000	CenturyLink, Inc. 5.80%, 03/15/2022	1,528,248
550,000	Embarq Corp. 8.00%, 06/01/2036	519,750
165,000	GTP Acquisition Partners I LLC 2.35%, 06/15/2045(1)	162,602
725,000	Nokia Oyj 4.38%, 06/12/2027	701,655
	Orange S.A.
650,000	4.13%, 09/14/2021	666,223
200,000	9.00%, 03/01/2031	282,309
2,200,000	Sprint Capital Corp. 6.88%, 11/15/2028	2,183,500
835,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.74%, 09/20/2029(1)	833,956
1,525,000	Telecom Italia Capital S.A. 6.00%, 09/30/2034	1,327,207
	Verizon Communications, Inc.
450,000	2.95%, 03/15/2022	448,721
1,266,000	4.52%, 09/15/2048	1,233,682
175,000	4.67%, 03/15/2055	168,734
130,000	4.75%, 11/01/2041	129,609
93,000	4.81%, 03/15/2039	94,527

		12,299,284

	Toys/Games/Hobbies - 0.1%
900,000	Mattel, Inc. 6.75%, 12/31/2025(1)	850,500

	Transportation - 0.2%
270,000	FedEx Corp. 5.10%, 01/15/2044	273,468
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
405,000	3.20%, 07/15/2020(1)	404,270
400,000	3.38%, 02/01/2022(1)	397,166
730,000	3.95%, 03/10/2025(1)	720,567

		1,795,471

	Water - 0.0%
240,000	American Water Capital Corp. 2.95%, 09/01/2027	228,887

	Total Corporate Bonds (cost $250,134,996)	$249,566,277

Foreign Government Obligations - 0.9%
	Japan - 0.1%
	Japan Bank for International Cooperation
510,000	2.13%, 06/01/2020	505,800
776,000	2.13%, 07/21/2020	769,460

		1,275,260

	Qatar - 0.3%
	Qatar Government International Bond
2,320,000	2.38%, 06/02/2021(1)	2,275,627
565,000	3.88%, 04/23/2023(1)	575,594

		2,851,221

	Romania - 0.3%
RON 9,500,000	Romania Government Bond 5.80%, 07/26/2027	2,445,399

	Saudi Arabia - 0.1%
	Saudi Government International Bond
$ 265,000	2.38%, 10/26/2021(1)	257,580
660,000	2.88%, 03/04/2023(1)	642,430

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 350,000	4.00%, 04/17/2025(1)	$353,850

		1,253,860

	South Korea - 0.1%
680,000	Export-Import Bank of Korea 1.75%, 05/26/2019	677,824

	Total Foreign Government Obligations (cost $8,579,583)	$8,503,564

Municipal Bonds - 0.9%
	General - 0.3%
	Chicago, IL, Transit Auth
365,000	6.30%, 12/01/2021	384,049
455,000	6.90%, 12/01/2040	581,531
140,000	City of Sacramento, CA 6.42%, 08/01/2023	158,421
	Kansas, Development Finance Auth
395,000	4.93%, 04/15/2045	434,579
280,000	5.37%, 05/01/2026	301,132
125,000	New Jersey State, Econ Development Auth 3.88%, 06/15/2019	125,243
1,020,000	New York State Urban Development Corp. 2.10%, 03/15/2022	1,007,117
240,000	San Jose, CA, Redev. Successor Agcy. 3.38%, 08/01/2034	229,001

		3,221,073

	General Obligation - 0.4%
	California State, GO Taxable
335,000	7.35%, 11/01/2039	471,895
130,000	7.55%, 04/01/2039	190,787
130,000	Chicago, IL, Metropolitan Water Reclamation, GO 5.72%, 12/01/2038	156,893
375,000	Illinois Municipal Electric Agency, GO 6.83%, 02/01/2035	463,016
1,475,000	Illinois State, GO 5.10%, 06/01/2033	1,411,265
305,000	South Carolina Public Service Auth, GO 6.45%, 01/01/2050	387,859
840,000	State of Connecticut, GO 2.99%, 01/15/2023	832,944

		3,914,659

	Medical - 0.0%
150,000	University of California, Regents MedCenter Pooled Rev 6.55%, 05/15/2048	198,856

	Power - 0.0%
100,000	New York, Utility Debt Securitization Auth 3.44%, 12/15/2025	100,461

	Transportation - 0.1%
350,000	Illinois State Toll Highway Auth 6.18%, 01/01/2034	437,003
	New York and New Jersey Port Auth, Taxable Rev
185,000	5.86%, 12/01/2024	211,677
115,000	6.04%, 12/01/2029	140,114

		788,794

	Utility - Electric - 0.1%
	Municipal Electric Auth, GA
711,000	6.64%, 04/01/2057	758,779
115,000	6.66%, 04/01/2057	131,070

		889,849

	Total Municipal Bonds (cost $8,838,735)	$9,113,692

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

U.S. Government Agencies - 0.7%
	Mortgage-Backed Agencies - 0.7%
	FHLMC - 0.6%
$ 5,468,374	3.50%, 08/01/2048	$5,499,678
32,316	4.00%, 03/01/2041	33,400

		5,533,078

	FNMA - 0.0%
$ 340,797	1 mo. USD LIBOR + 0.400%, 2.87%, 10/25/2024(6)	$340,304
13,149	4.50%, 04/01/2041	13,821

		354,125

	GNMA - 0.1%
$ 651	6.00%, 11/20/2023	$692
794	6.00%, 12/20/2023	851
127	6.00%, 01/20/2024	135
616	6.00%, 02/20/2024	655
844	6.00%, 06/20/2024	897
138	6.00%, 02/20/2026	146
664	6.00%, 02/20/2027	706
176	6.00%, 01/20/2028	187
5,404	6.00%, 02/20/2028	5,746
7,423	6.00%, 04/20/2028	8,152
2,956	6.00%, 06/15/2028	3,221
18,191	6.00%, 07/20/2028	19,970
19,537	6.00%, 08/20/2028	21,457
5,183	6.00%, 10/15/2028	5,567
24,527	6.00%, 11/15/2028	26,395
19,028	6.00%, 03/20/2029	20,884
21,855	6.00%, 09/20/2029	23,755
22,023	6.00%, 04/20/2030	23,404
3,237	6.00%, 06/20/2030	3,440
2,271	6.00%, 08/15/2034	2,476
2	6.50%, 04/15/2026	2
10,486	6.50%, 10/15/2028	11,410
877	6.50%, 12/15/2028	954
28,376	6.50%, 03/15/2028	30,843
4,117	6.50%, 05/15/2028	4,474
11,999	6.50%, 07/15/2028	13,041
13,419	6.50%, 01/15/2029	14,585
10,810	6.50%, 02/15/2029	11,749
82,278	6.50%, 03/15/2029	89,428
12,654	6.50%, 04/15/2029	13,764
7,187	6.50%, 05/15/2029	7,841
8,954	6.50%, 06/15/2029	9,732
13,561	6.50%, 02/15/2035	15,161
29,445	7.00%, 11/15/2031	32,294
19,196	7.00%, 03/15/2032	21,118
161,919	7.00%, 11/15/2032	187,823
4,447	7.00%, 01/15/2033	5,064
15,152	7.00%, 05/15/2033	17,179
28,105	7.00%, 07/15/2033	31,592
42,657	7.00%, 11/15/2033	48,405
1,905	8.00%, 12/15/2029	1,925
1,578	8.00%, 04/15/2030	1,615
7,003	8.00%, 05/15/2030	7,077
209	8.00%, 07/15/2030	213
6,491	8.00%, 08/15/2030	6,725
13,013	8.00%, 11/15/2030	13,635
73,611	8.00%, 02/15/2031	78,140

		844,525

	Total U.S. Government Agencies (cost $6,571,425)	$6,731,728

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

U.S. Government Securities - 8.1%
	U.S. Treasury Securities - 8.1%
	U.S. Treasury Bonds - 3.4%
$ 665,000	2.75%, 11/15/2042	$638,738
4,275,000	2.88%, 05/15/2043	4,191,337
25,085,000	3.00%, 08/15/2048	25,021,308
2,167,500	3.13%, 02/15/2043	2,220,417
200,000	3.13%, 08/15/2044(12)	204,781

		32,276,581

	U.S. Treasury Notes - 4.7%
10,744,726	0.75%, 07/15/2028(13)	10,744,866
410,000	1.25%, 03/31/2021	399,782
2,525,000	2.13%, 12/31/2022	2,495,410
1,915,000	2.63%, 06/30/2023	1,929,437
15,530,000	2.88%, 10/31/2020	15,630,703
2,720,000	2.88%, 11/15/2021	2,751,344
11,000,000	2.88%, 10/31/2023	11,210,117

		45,161,659

	Total U.S. Government Securities (cost $74,580,613)	$77,438,240

Preferred Stocks - 0.1%
	Banks - 0.1%
37,000	Banco Bradesco S.A. *	459,152
4,900	Itausa - Investimentos Itau S.A.	18,137

		477,289

	Energy - 0.0%
32,500	Petroleo Brasileiro S.A. *	227,942

	Materials - 0.0%
7,300	Gerdau S.A.	31,324

	Telecommunication Services - 0.0%
15,600	Telefonica Brasil S.A.	208,260

	Total Preferred Stocks (cost $783,290)	$944,815

	Total Long-Term Investments (cost $840,600,169)	$949,509,004

Short-Term Investments - 1.0%
	Other Investment Pools & Funds - 0.5%
4,858,922	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(14)	4,858,922

	Securities Lending Collateral - 0.5%
226,912	Citibank NA DDCA, 2.39%, 2/1/2019(14)	226,912
2,520,595	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(14)	2,520,595
1,003,883	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(14)	1,003,883
137,714	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(14)	137,714
588,148	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(14)	588,148
60,985	Western Asset Institutional Government Class A Fund, Institutional Class, 2.25%(14)	60,986

		4,538,238

	Total Short-Term Investments (cost $9,397,160)	$9,397,160

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Total Investments (cost $849,997,329)	100.2%	$958,906,164
Other Assets and Liabilities	(0.2)%	(2,289,229)

Total Net Assets	100.0%	$956,616,935

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $104,190,385, representing 10.9% of net assets.

(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2019, the aggregate fair value of these securities was $1,474,587, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)	Investment valued using significant unobservable inputs.
(4)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(5)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,161,840 or 0.1% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	2,006,600	$872,908	$421,386
11/2013	Tory Burch LLC	13,296	1,042,090	740,454

			$1,914,998	$1,161,840

(6)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2019.
(7)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(8)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $540,000 at January 31, 2019.
(9)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(10)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(11)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of this security was $2,343,060, representing 0.2% of net assets.

(12)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(13)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(14)	Current yield as of period end.

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Futures Contracts Outstanding at January 31, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	35	03/29/2019	$4,020,078	$71,408
U.S. Treasury 10-Year Note Future	32	03/20/2019	3,919,000	$7,442

Total				$78,850

Short position contracts:
U.S. Treasury 10-Year Ultra Future	1	03/20/2019	$130,687	$(4,674)

Total futures contracts				$74,176

Foreign Currency Contracts Outstanding at January 31, 2019
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation

510,000	GBP	672,524	USD	GSC	02/28/19	$—	$(2,650)
20,435,641	USD	20,305,000	CHF	BCLY	02/28/19	—	(36,824)
955,009	USD	835,000	EUR	BOA	02/28/19	—	(2,986)
50,281,132	USD	44,283,000	EUR	GSC	02/28/19	—	(524,734)
20,539,591	USD	15,590,000	GBP	BNP	02/28/19	62,450	—
4,297,142	USD	470,000,000	JPY	GSC	02/28/19	—	(27,122)
7,712,268	USD	65,970,000	NOK	BCLY	02/28/19	—	(119,998)
2,485,927	USD	10,484,000	RON	HSBC	02/28/19	—	(45,682)
2,985,497	USD	27,020,000	SEK	BNP	02/28/19	—	(7,274)

Total						$62,450	$(767,270)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA

Currency Abbreviations:
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
RON	New Romanian Leu
SEK	Swedish Krona
USD	United States Dollar

Other Abbreviations:
ADR	American Depositary Receipt
CD	Certificate of Deposit
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

Municipal Abbreviations:
GO	General Obligation
Rev	Revenue

The Hartford Balanced Fund

Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$5,186,003	$105,684	$5,080,319	$—
Banks	56,073,077	50,170,352	5,892,350	10,375
Capital Goods	17,468,939	16,653,326	815,613	—
Commercial & Professional Services	27,523	—	27,523	—
Consumer Durables & Apparel	22,068,934	21,657,446	411,488	—
Consumer Services	132,707	99,684	33,023	—
Diversified Financials	797,232	327,314	469,918	—
Energy	79,748,409	73,490,593	6,257,816	—
Food & Staples Retailing	6,993,448	6,767,138	226,310	—
Food, Beverage & Tobacco	466,295	78,685	387,610	—
Health Care Equipment & Services	63,281,506	56,573,929	6,707,577	—
Household & Personal Products	135,141	—	135,141	—
Insurance	13,271,312	3,191,623	10,079,689	—
Materials	3,083,846	572,623	2,323,721	187,502
Media & Entertainment	48,287,706	47,227,455	1,060,251	—
Pharmaceuticals, Biotechnology & Life Sciences	55,865,294	28,099,919	27,765,375	—
Real Estate	21,483,051	16,296,571	5,186,480	—
Retailing	17,773,126	16,474,427	136,859	1,161,840
Semiconductors & Semiconductor Equipment	17,711,578	16,782,071	929,507	—
Software & Services	49,036,854	49,036,854	—	—
Technology Hardware & Equipment	34,325,641	32,728,360	1,597,281	—
Telecommunication Services	13,422,079	6,716,288	6,705,791	—
Transportation	13,550,340	13,431,450	118,890	—
Utilities	20,220,466	17,410,200	2,810,266	—
Asset & Commercial Mortgage Backed Securities	36,800,181	—	36,685,311	114,870
Corporate Bonds	249,566,277	—	249,566,277	—
Foreign Government Obligations	8,503,564	—	8,503,564	—
Municipal Bonds	9,113,692	—	9,113,692	—
U.S. Government Agencies	6,731,728	—	6,731,728	—
U.S. Government Securities	77,438,240	—	77,438,240	—
Preferred Stocks	944,815	944,815	—	—
Short-Term Investments	9,397,160	9,397,160	—	—
Foreign Currency Contracts(2)	62,450	—	62,450	—
Futures Contracts(2)	78,850	78,850	—	—

Total	$959,047,464	$484,312,817	$473,260,060	$1,474,587

Liabilities
Foreign Currency Contracts(2)	$(767,270)	$—	$(767,270)	$—
Futures Contracts(2)	(4,674)	(4,674)	—	—

Total	$(771,944)	$(4,674)	$(767,270)	$—

(1) For the period ended January 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the     investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2019 is not presented.

The Hartford Balanced Income Fund

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 44.2%
	Automobiles & Components - 0.2%
266,339	Cie Generale des Etablissements Michelin SCA	$28,930,244

	Banks - 6.2%
3,990,099	Bank of America Corp.	113,598,119
417,679	Bank of Nova Scotia	23,782,642
1,045,850	BB&T Corp.	51,037,480
2,342,620	JP Morgan Chase & Co.	242,461,170
385,295	M&T Bank Corp.	63,396,439
507,514	PNC Financial Services Group, Inc.	62,256,743
1,224,431	US Bancorp	62,641,890
1,900,986	Wells Fargo & Co.	92,977,225

		712,151,708

	Capital Goods - 2.8%
228,045	3M Co.	45,677,414
7,080,738	BAE Systems plc	47,634,751
493,561	Caterpillar, Inc.	65,722,583
1,039,758	Eaton Corp. plc	79,281,547
288,838	Lockheed Martin Corp.	83,673,480

		321,989,775

	Consumer Services - 0.3%
163,469	McDonald’s Corp.	29,224,988

	Diversified Financials - 0.2%
52,341	BlackRock, Inc.	21,725,702

	Energy - 4.9%
240,421	Canadian Natural Resources Ltd.	6,457,708
1,156,095	Chevron Corp.	132,546,292
1,386,860	Exxon Mobil Corp.	101,629,101
2,844,112	Kinder Morgan, Inc.	51,478,427
768,607	Occidental Petroleum Corp.	51,327,575
294,697	Phillips 66	28,117,041
3,772,697	Suncor Energy, Inc.	121,933,567
1,769,923	TransCanada Corp.	75,271,736

		568,761,447

	Food & Staples Retailing - 0.2%
295,626	Sysco Corp.	18,875,720

	Food, Beverage & Tobacco - 3.0%
936,158	Coca-Cola Co.	45,057,285
958,590	Kraft Heinz Co.	46,069,835
1,311,215	Mondelez International, Inc. Class A	60,656,806
415,224	Nestle S.A.	36,200,840
415,320	PepsiCo., Inc.	46,794,104
1,470,129	Philip Morris International, Inc.	112,788,297

		347,567,167

	Health Care Equipment & Services - 1.3%
1,646,751	Koninklijke Philips N.V.	64,923,273
1,008,867	Medtronic plc	89,173,754

		154,097,027

	Household & Personal Products - 1.4%
585,371	Procter & Gamble Co.	56,470,740
1,952,242	Unilever N.V.	104,464,470

		160,935,210

	Insurance - 2.6%
903,900	American International Group, Inc.	39,075,597
384,250	Chubb Ltd.	51,124,462
2,342,977	MetLife, Inc.	107,003,760
840,656	Principal Financial Group, Inc.	42,091,646
457,416	Travelers Cos., Inc.	57,424,005

		296,719,470

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Materials - 1.6%
1,796,205	DowDuPont, Inc.	$96,653,791
608,216	International Paper Co.	28,847,685
1,087,956	Nutrien Ltd.	56,377,880

		181,879,356

	Media & Entertainment - 0.9%
2,872,410	Comcast Corp. Class A	105,044,034

	Pharmaceuticals, Biotechnology & Life Sciences - 6.3%
1,269,283	Bristol-Myers Squibb Co.	62,664,502
897,236	Eli Lilly & Co.	107,542,707
896,127	Johnson & Johnson	119,256,581
1,441,326	Merck & Co., Inc.	107,277,894
923,957	Novartis AG	80,662,151
4,407,341	Pfizer, Inc.	187,091,625
243,285	Roche Holding AG	64,722,494

		729,217,954

	Real Estate - 0.8%
758,534	Crown Castle International Corp. REIT	88,793,990

	Retailing - 0.7%
423,327	Home Depot, Inc.	77,693,204

	Semiconductors & Semiconductor Equipment - 3.0%
1,161,916	Analog Devices, Inc.	114,867,016
2,026,203	Intel Corp.	95,474,685
283,093	KLA-Tencor Corp.	30,169,221
897,648	Maxim Integrated Products, Inc.	48,715,357
842,231	QUALCOMM, Inc.	41,707,279
102,939	Texas Instruments, Inc.	10,363,899

		341,297,457

	Technology Hardware & Equipment - 1.4%
3,444,540	Cisco Systems, Inc.	162,892,297

	Telecommunication Services - 1.9%
1,195,832	BCE, Inc.	51,994,279
3,135,053	Verizon Communications, Inc.	172,616,018

		224,610,297

	Transportation - 0.6%
404,815	Union Pacific Corp.	64,393,922

	Utilities - 3.9%
811,474	American Electric Power Co., Inc.	64,203,823
1,240,592	Dominion Energy, Inc.	87,139,182
583,748	Duke Energy Corp.	51,241,399
228,673	Edison International	13,027,501
987,751	Eversource Energy	68,559,797
366,430	NextEra Energy, Inc.	65,583,641
574,580	Sempra Energy	67,214,368
625,888	Xcel Energy, Inc.	32,771,496

		449,741,207

	Total Common Stocks (cost $4,582,567,812)	$5,086,542,176

Preferred Stocks - 0.0%
	Diversified Financials - 0.0%
29,500	GMAC Capital Trust Series 2, 8.40%(1)	770,245

	Total Preferred Stocks (cost $773,012)	$770,245

Corporate Bonds - 48.3%
	Advertising - 0.0%
$ 1,445,000	Lamar Media Corp. 5.75%, 02/01/2026(2)(3)	1,496,442

	Aerospace/Defense - 1.0%
4,085,000	BAE Systems Holdings, Inc. 3.80%, 10/07/2024(2)	4,107,893

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 4,220,000	BAE Systems plc 4.75%, 10/11/2021(2)	$4,345,287
	DAE Funding LLC
670,000	4.50%, 08/01/2022(2)	661,625
1,365,000	5.00%, 08/01/2024(2)	1,341,795
	L3 Technologies, Inc.
6,650,000	3.85%, 06/15/2023	6,719,324
7,545,000	4.40%, 06/15/2028	7,736,134
	Lockheed Martin Corp.
11,120,000	3.55%, 01/15/2026	11,264,563
5,800,000	3.60%, 03/01/2035	5,510,360
3,183,000	4.09%, 09/15/2052	3,130,966
6,025,000	4.50%, 05/15/2036	6,314,488
2,435,000	Raytheon Co. 4.70%, 12/15/2041	2,726,657
4,970,000	TransDigm, Inc. 6.25%, 03/15/2026(2)(3)	5,044,550
	United Technologies Corp.
17,555,000	2.80%, 05/04/2024	16,990,442
5,000,000	3.75%, 11/01/2046	4,444,246
8,945,000	3.95%, 08/16/2025	9,151,948
5,000,000	4.05%, 05/04/2047	4,667,547
5,000,000	4.13%, 11/16/2028	5,142,887
1,925,000	4.50%, 06/01/2042	1,934,042
6,680,000	4.63%, 11/16/2048	6,868,471
5,300,000	5.70%, 04/15/2040	5,973,051
1,890,000	6.13%, 07/15/2038	2,230,633

		116,306,909

	Agriculture - 1.0%
	Altria Group, Inc.
555,000	2.63%, 09/16/2026	491,654
10,525,000	2.85%, 08/09/2022	10,295,532
8,760,000	3.88%, 09/16/2046	6,795,861
1,560,000	4.25%, 08/09/2042	1,275,518
1,500,000	4.50%, 05/02/2043	1,264,933
19,360,000	5.38%, 01/31/2044	18,270,883
	BAT Capital Corp.
385,000	2.76%, 08/15/2022	374,236
21,955,000	3.22%, 08/15/2024	20,998,337
9,610,000	3.56%, 08/15/2027	8,792,461
13,225,000	4.39%, 08/15/2037	11,269,056
1,465,000	4.54%, 08/15/2047	1,203,235
	Imperial Brands Finance plc
9,400,000	3.50%, 02/11/2023(2)	9,251,516
6,090,000	3.75%, 07/21/2022(2)	6,070,991
450,000	JBS Investments II GmbH 7.00%, 01/15/2026(2)	456,750
	Philip Morris International, Inc.
5,000,000	2.63%, 03/06/2023	4,859,723
370,000	3.60%, 11/15/2023	375,891
1,230,000	4.13%, 03/04/2043	1,122,696
	Reynolds American, Inc.
365,000	4.45%, 06/12/2025	367,724
10,785,000	5.85%, 08/15/2045	10,467,113
1,535,000	6.15%, 09/15/2043	1,513,246

		115,517,356

	Airlines - 0.2%
2,163	Continental Airlines, Inc. 6.90%, 10/19/2023	2,228
	Delta Air Lines, Inc.
8,960,000	3.63%, 03/15/2022	8,901,309
16,350,000	3.80%, 04/19/2023	15,948,570

		24,852,107

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Auto Manufacturers - 0.6%
	Ford Motor Co.
$ 14,885,000	4.75%, 01/15/2043	$11,297,539
3,065,000	5.29%, 12/08/2046	2,455,990
	Ford Motor Credit Co. LLC
400,000	3.10%, 05/04/2023	360,899
14,460,000	5.60%, 01/07/2022	14,651,751
	General Motors Co.
5,015,000	5.15%, 04/01/2038	4,419,632
5,585,000	5.95%, 04/01/2049	5,213,523
4,850,000	6.25%, 10/02/2043	4,711,301
	General Motors Financial Co., Inc.
470,000	3.25%, 01/05/2023	448,273
10,985,000	3.50%, 11/07/2024	10,208,944
10,545,000	4.35%, 01/17/2027	9,871,863
745,000	5.65%, 01/17/2029	754,444
455,000	3 mo. USD LIBOR + 3.598%, 5.75%, 09/30/2027(1)(4)(5)	390,162
6,885,000	Volkswagen Group of America Finance LLC 3.88%, 11/13/2020(2)	6,962,950

		71,747,271

	Auto Parts & Equipment - 0.0%
540,000	Dana, Inc. 5.50%, 12/15/2024	529,200
390,000	Goodyear Tire & Rubber Co. 5.00%, 05/31/2026	358,215
770,000	Nemak S.A.B. de C.V. 4.75%, 01/23/2025(6)	743,050

		1,630,465

	Beverages - 1.7%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
27,810,000	3.65%, 02/01/2026(2)	27,323,417
9,105,000	4.70%, 02/01/2036(2)	8,749,462
30,491,000	4.90%, 02/01/2046(2)	29,078,215
	Anheuser-Busch InBev Finance, Inc.
22,465,000	3.30%, 02/01/2023	22,413,052
71,000	4.00%, 01/17/2043	59,097
	Anheuser-Busch InBev Worldwide, Inc.
6,563,000	3.75%, 07/15/2042	5,378,552
20,030,000	4.15%, 01/23/2025	20,572,102
7,095,000	4.38%, 04/15/2038	6,485,730
8,940,000	4.60%, 04/15/2048	8,092,896
6,290,000	4.75%, 01/23/2029	6,527,841
11,135,000	4.75%, 04/15/2058	9,905,550
4,215,000	5.45%, 01/23/2039	4,403,841
750,000	Bacardi Ltd. 4.45%, 05/15/2025(2)	741,078
	Constellation Brands, Inc.
36,850,000	2.00%, 11/07/2019	36,548,937
375,000	2.70%, 05/09/2022	365,461
3,680,000	3.20%, 02/15/2023	3,618,547
7,280,000	3.60%, 02/15/2028	6,959,898
370,000	4.40%, 11/15/2025	381,316
380,000	Keurig Dr Pepper, Inc. 3.13%, 12/15/2023	366,703
	Molson Coors Brewing Co.
405,000	3.00%, 07/15/2026	375,922
605,000	5.00%, 05/01/2042	601,348

		198,948,965

	Biotechnology - 0.3%
	Amgen, Inc.
4,790,000	3.63%, 05/22/2024	4,862,634
10,000,000	4.40%, 05/01/2045	9,500,464
7,500,000	4.56%, 06/15/2048	7,345,504
	Gilead Sciences, Inc.

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 7,150,000	3.50%, 02/01/2025	$7,180,906
1,375,000	4.60%, 09/01/2035	1,404,336
1,220,000	Sotera Health Topco, Inc. (8.13% Cash, 8.88% PIK) 8.13%, 11/01/2021(2)(7)	1,216,950

		31,510,794

	Chemicals - 0.9%
370,000	Alpek S.A.B. de C.V. 4.50%, 11/20/2022(2)	370,000
1,760,000	Braskem Netherlands Finance B.V. 4.50%, 01/10/2028(6)	1,713,800
	CF Industries, Inc.
920,000	4.95%, 06/01/2043	762,726
1,361,000	5.15%, 03/15/2034	1,252,120
390,000	5.38%, 03/15/2044	338,930
	Chemours Co.
1,730,000	6.63%, 05/15/2023	1,788,388
2,260,000	7.00%, 05/15/2025	2,358,875
9,700,000	Dow Chemical Co. (The) 4.55%, 11/30/2025(2)	10,041,531
	DowDuPont, Inc.
13,205,000	4.21%, 11/15/2023	13,687,271
13,075,000	4.73%, 11/15/2028	13,857,605
370,000	LYB International Finance B.V. 4.00%, 07/15/2023	373,814
2,305,000	LyondellBasell Industries N.V. 4.63%, 02/26/2055	2,025,712
	Methanex Corp.
3,855,000	3.25%, 12/15/2019	3,836,255
10,545,000	4.25%, 12/01/2024	10,044,267
1,227,000	5.65%, 12/01/2044	1,109,489
805,000	NOVA Chemicals Corp. 4.88%, 06/01/2024(2)	764,750
375,000	Nutrien Ltd. 3.50%, 06/01/2023	368,418
3,175,000	OCP S.A. 4.50%, 10/22/2025(6)	3,108,261
5,925,000	SABIC Capital II B.V. 4.00%, 10/10/2023(2)	5,990,175
	SASOL Financing USA LLC
685,000	5.88%, 03/27/2024	706,570
735,000	6.50%, 09/27/2028	775,932
	Sherwin-Williams Co.
6,625,000	2.75%, 06/01/2022	6,499,694
385,000	3.13%, 06/01/2024	374,697
950,000	4.55%, 08/01/2045	882,385
830,000	Starfruit Finco B.V. / Starfruit US Holdco LLC 8.00%, 10/01/2026(2)(4)	827,925
	Syngenta Finance N.V.
8,555,000	4.89%, 04/24/2025(2)	8,374,832
8,600,000	5.18%, 04/24/2028(2)	8,190,968
3,480,000	5.68%, 04/24/2048(2)	3,004,281

		103,429,671

	Coal - 0.1%
2,770,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021(4)	1,108,000
3,420,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(2)	2,932,650
2,360,000	Peabody Energy Corp. 6.38%, 03/31/2025(2)	2,277,400

		6,318,050

	Commercial Banks - 10.0%
	Banco Bilbao Vizcaya Argentaria S.A.
2,000,000	5 year USD Swap + 3.870%, 6.13%, 11/16/2027(1)(4)(5)	1,762,500

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

EUR 400,000	5 year EUR Swap + 6.604%, 6.75%, 02/18/2020(1)(5)(6)	$469,235
1,600,000	5 year EUR Swap + 9.177%, 8.88%, 04/14/2021(1)(5)(6)	2,041,966
3,600,000	Banco de Sabadell S.A. 5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(1)(5)(6)	3,990,085
	Banco do Brasil S.A.
$ 845,000	4.63%, 01/15/2025(2)	830,348
465,000	4.88%, 04/19/2023(2)	469,883
	Banco Santander S.A.
4,400,000	3.80%, 02/23/2028	4,115,057
10,200,000	4.38%, 04/12/2028	9,983,665
	Bank of America Corp.
18,260,000	2.50%, 10/21/2022	17,844,839
19,950,000	3 mo. USD LIBOR + 0.930%, 2.82%, 07/21/2023(1)	19,621,400
3,733,000	3 mo. USD LIBOR + 0.790%, 3.00%, 12/20/2023(1)	3,685,371
15,270,000	3 mo. USD LIBOR + 1.090%, 3.09%, 10/01/2025(1)	14,871,443
7,500,000	3 mo. USD LIBOR + 1.160%, 3.12%, 01/20/2023(1)	7,473,844
15,020,000	3 mo. USD LIBOR + 0.810%, 3.37%, 01/23/2026(1)	14,795,755
9,280,000	3 mo. USD LIBOR + 1.512%, 3.71%, 04/24/2028(1)	9,149,815
9,905,000	3 mo. USD LIBOR + 1.000%, 3.78%, 04/24/2023(1)	9,928,090
9,550,000	3 mo. USD LIBOR + 1.575%, 3.82%, 01/20/2028(1)	9,519,243
5,015,000	3 mo. USD LIBOR + 0.940%, 3.86%, 07/23/2024(1)	5,098,041
5,895,000	4.00%, 01/22/2025	5,941,331
4,260,000	4.10%, 07/24/2023	4,414,923
2,450,000	4.20%, 08/26/2024	2,507,900
5,000,000	3 mo. USD LIBOR + 1.814%, 4.24%, 04/24/2038(1)	5,000,354
1,760,000	5.00%, 01/21/2044	1,935,419
9,525,000	7.75%, 05/14/2038	12,971,340
	Bank of New York Mellon Corp.
15,380,000	2.20%, 08/16/2023	14,835,652
9,525,000	3 mo. USD LIBOR + 0.634%, 2.66%, 05/16/2023(1)	9,406,133
8,855,000	3 mo. USD LIBOR + 1.050%, 3.80%, 10/30/2023(1)	8,929,683
2,205,000	Barclays plc 3.68%, 01/10/2023	2,157,154
325,000	BBVA Bancomer S.A. 1 year USD CMT + 2.650%, 5.13%, 01/18/2033(1)(2)	293,313
	BNP Paribas S.A.
8,145,000	2.95%, 05/23/2022(2)	7,981,767
5,375,000	3.38%, 01/09/2025(2)	5,176,862
10,260,000	3.80%, 01/10/2024(2)	10,172,952
370,000	3 mo. USD LIBOR + 2.235%, 4.71%, 01/10/2025(1)(2)	377,699
940,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(1)(2)(5)	826,025
955,000	5 year USD Swap + 6.314%, 7.63%, 03/30/2021(1)(2)(5)	1,005,357
15,295,000	BPCE S.A. 2.75%, 01/11/2023(2)	14,861,400
15,000,000	Capital One Financial Corp. 3.75%, 07/28/2026	14,286,628
	Citigroup, Inc.
5,290,000	2.90%, 12/08/2021	5,256,795
12,235,000	3 mo. USD LIBOR + 0.722%, 3.14%, 01/24/2023(1)	12,151,963
4,945,000	3.20%, 10/21/2026	4,757,711
13,815,000	3 mo. USD LIBOR + 1.151%, 3.52%, 10/27/2028(1)	13,332,306
14,050,000	3 mo. USD LIBOR + 1.100%, 3.74%, 05/17/2024(1)	14,038,577
6,330,000	3 mo. USD LIBOR + 1.563%, 3.89%, 01/10/2028(1)	6,310,696
775,000	4.13%, 07/25/2028	768,413
7,440,000	4.30%, 11/20/2026	7,446,685
8,145,000	4.45%, 09/29/2027	8,264,082
2,585,000	4.60%, 03/09/2026	2,640,932
1,124,000	4.65%, 07/30/2045	1,156,459
5,165,000	4.65%, 07/23/2048	5,369,933
1,709,000	4.75%, 05/18/2046	1,711,895
	Credit Agricole S.A.
2,900,000	3.75%, 04/24/2023(2)	2,880,466
14,070,000	5 year USD Swap +1.644%, 4.00%, 01/10/2033(1)(2)	13,178,728
890,000	5 year USD Swap + 4.898%, 7.88%, 01/23/2024(1)(2)(5)	933,320
1,030,000	5 year USD Swap + 6.185%, 8.13%, 12/23/2025(1)(2)(5)	1,116,263
	Credit Suisse Group AG

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 9,580,000	3 mo. USD LIBOR + 1.200%, 3.00%, 12/14/2023(1)(2)	$9,221,092
770,000	3 mo. USD LIBOR + 1.410%, 3.87%, 01/12/2029(1)(2)	735,102
9,725,000	3 mo. USD LIBOR + 1.2400%, 4.21%, 06/12/2024(1)(2)	9,757,840
14,435,000	4.28%, 01/09/2028(2)	14,223,273
5,230,000	5 year USD Swap + 3.455%, 6.25%, 12/18/2024(1)(5)(6)	5,170,723
	Credit Suisse Group Funding Guernsey Ltd.
5,870,000	3.13%, 12/10/2020	5,852,365
10,410,000	3.80%, 09/15/2022	10,426,121
	Danske Bank A/S
4,035,000	5.00%, 01/12/2022(2)	4,091,608
5,935,000	5.38%, 01/12/2024(2)	6,019,233
	Discover Bank
7,220,000	3.35%, 02/06/2023	7,114,616
6,520,000	4.20%, 08/08/2023	6,614,984
19,000,000	Fifth Third Bank 3.95%, 07/28/2025	19,558,332
3,070,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(2)	2,816,725
	Goldman Sachs Group, Inc.
10,375,000	2.35%, 11/15/2021	10,143,422
10,015,000	3 mo. USD LIBOR + 0.821%, 2.88%, 10/31/2022(1)	9,866,675
14,115,000	3 mo. USD LIBOR + 0.990%, 2.91%, 07/24/2023(1)	13,812,948
18,660,000	3 mo. USD LIBOR + 1.201%, 3.27%, 09/29/2025(1)	18,118,192
6,345,000	3.50%, 01/23/2025	6,253,201
9,820,000	3.50%, 11/16/2026	9,461,520
370,000	3.63%, 01/22/2023	374,553
13,605,000	3 mo. USD LIBOR + 1.510%, 3.69%, 06/05/2028(1)	13,202,524
6,800,000	3.85%, 01/26/2027	6,709,639
21,760,000	3 mo. USD LIBOR + 1.373%, 4.02%, 10/31/2038(1)	20,429,824
10,545,000	3 mo. USD LIBOR + 1.301%, 4.22%, 05/01/2029(1)	10,590,712
370,000	4.25%, 10/21/2025	373,435
6,425,000	3 mo. USD LIBOR + 1.600%, 4.31%, 11/29/2023(1)	6,533,839
5,390,000	4.75%, 10/21/2045	5,573,443
2,625,000	4.80%, 07/08/2044	2,700,877
1,835,000	5.15%, 05/22/2045	1,884,953
2,015,000	Grupo Aval Ltd. 4.75%, 09/26/2022(6)	1,985,783
	HSBC Holdings plc
5,300,000	2.65%, 01/05/2022	5,222,055
11,275,000	3 mo. USD LIBOR + 0.923%, 3.03%, 11/22/2023(1)	11,097,531
6,035,000	3 mo. USD LIBOR + 1.055%, 3.26%, 03/13/2023(1)	5,991,152
15,055,000	3.60%, 05/25/2023	15,164,122
7,655,000	4.25%, 03/14/2024	7,777,409
6,755,000	4.30%, 03/08/2026	6,894,377
9,160,000	3 mo. USD LIBOR + 1.535%, 4.58%, 06/19/2029(1)	9,361,646
1,000,000	6.50%, 09/15/2037	1,190,913
4,440,000	6.80%, 06/01/2038	5,494,016
1,205,000	Industrial & Commercial Bank of China Ltd. 4.88%, 09/21/2025(6)	1,245,889
IDR 25,000,000,000	International Finance Corp. 8.00%, 10/09/2023	1,793,045
	Intesa Sanpaolo S.p.A.
$ 8,270,000	3.13%, 07/14/2022(2)	7,771,320
4,865,000	3.38%, 01/12/2023(2)	4,535,632
3,890,000	3.88%, 01/12/2028(2)	3,346,721
780,000	5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(2)(4)(5)	714,675
	JP Morgan Chase & Co.
22,475,000	2.97%, 01/15/2023	22,299,593
13,440,000	3 mo. USD LIBOR + 1.155%, 3.22%, 03/01/2025(1)	13,217,210
19,950,000	3.30%, 04/01/2026	19,556,692
19,130,000	3 mo. USD LIBOR + 0.890%, 3.80%, 07/23/2024(1)	19,449,808
20,290,000	3 mo. USD LIBOR + 1.360%, 3.88%, 07/24/2038(1)	19,350,769
10,685,000	3 mo. USD LIBOR + 1.245%, 3.96%, 01/29/2027(1)	10,873,986
3,500,000	3 mo. USD LIBOR + 1.380%, 3.96%, 11/15/2048(1)	3,288,551
8,000,000	3 mo. USD LIBOR + 1.230%, 4.01%, 10/24/2023(1)	8,098,060
725,000	3 mo. USD LIBOR + 1.000%, 4.02%, 12/05/2024(1)	742,861

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 4,055,000	3 mo. USD LIBOR + 1.580%, 4.26%, 02/22/2048(1)	$3,994,142
9,510,000	JPMorgan Chase Bank NA 3 mo. USD LIBOR + 0.280%, 2.60%, 02/01/2021(1)	9,470,740
	Morgan Stanley
4,505,000	2.50%, 04/21/2021	4,447,242
13,795,000	2.63%, 11/17/2021	13,604,377
19,430,000	2.75%, 05/19/2022	19,140,223
3,685,000	3.13%, 01/23/2023	3,659,550
8,790,000	3.13%, 07/27/2026	8,430,707
3,490,000	3 mo. USD LIBOR + 0.800%, 3.41%, 02/14/2020(1)	3,490,000
20,500,000	3 mo. USD LIBOR + 1.340%, 3.59%, 07/22/2028(1)	20,007,618
8,040,000	3.63%, 01/20/2027	7,902,917
9,230,000	3.70%, 10/23/2024	9,298,420
7,115,000	3 mo. USD LIBOR + 0.847%, 3.74%, 04/24/2024(1)	7,195,917
6,320,000	3.95%, 04/23/2027	6,166,877
9,690,000	4.00%, 07/23/2025	9,925,050
7,125,000	3 mo. USD LIBOR + 1.400%, 4.18%, 10/24/2023(1)	7,216,024
2,300,000	4.35%, 09/08/2026	2,327,213
7,945,000	4.38%, 01/22/2047	7,947,678
2,555,000	3 mo. USD LIBOR + 1.628%, 4.43%, 01/23/2030(1)	2,654,555
5,825,000	3 mo. USD LIBOR + 1.431%, 4.46%, 04/22/2039(1)	5,875,304
7,465,000	PNC Bank NA 2.70%, 11/01/2022	7,309,602
4,310,000	PNC Financial Services Group, Inc. 3.90%, 04/29/2024	4,361,657
	Santander Holdings USA, Inc.
6,970,000	3.40%, 01/18/2023	6,855,285
6,145,000	3.70%, 03/28/2022	6,137,440
8,700,000	Santander UK Group Holdings plc 3.57%, 01/10/2023	8,519,736
1,650,000	State Bank of India 4.38%, 01/24/2024(2)	1,655,293
7,445,000	State Street Corp. 3 mo. USD LIBOR + 0.770%, 3.78%, 12/03/2024(1)	7,615,766
6,800,000	SunTrust Banks, Inc. 2.70%, 01/27/2022	6,683,330
310,000	Turkiye Vakiflar Bankasi TAO 5.75%, 01/30/2023(2)	286,115
11,470,000	UBS AG 2.45%, 12/01/2020(2)	11,313,870
	UBS Group Funding Switzerland AG
21,500,000	2.65%, 02/01/2022(2)	21,024,142
1,490,000	3 mo. USD LIBOR + 4.344%, 7.00%, 01/31/2024(1)(2)(5)	1,499,313
	UniCredit S.p.A.
400,000	3.75%, 04/12/2022(2)	388,986
1,320,000	6.57%, 01/14/2022(2)	1,348,477
1,980,000	5 year USD Swap + 5.180%, 8.00%, 06/03/2024(1)(5)(6)	1,811,233
2,850,000	Wachovia Corp. 5.50%, 08/01/2035	3,171,181
	Wells Fargo & Co.
8,500,000	2.10%, 07/26/2021	8,309,924
14,455,000	2.63%, 07/22/2022	14,181,416
7,285,000	3.00%, 10/23/2026	6,963,573
11,480,000	3.07%, 01/24/2023	11,417,305
9,965,000	3.45%, 02/13/2023	9,916,748
5,540,000	3.75%, 01/24/2024	5,636,669
7,100,000	3 mo. USD LIBOR + 1.230%, 3.97%, 10/31/2023(1)	7,174,642
4,080,000	4.13%, 08/15/2023	4,160,790
880,000	4.40%, 06/14/2046	859,820
360,000	4.48%, 01/16/2024	373,169
3,690,000	4.65%, 11/04/2044	3,710,185
2,655,000	4.75%, 12/07/2046	2,722,007
3,026,000	4.90%, 11/17/2045	3,158,565
1,475,000	5.38%, 11/02/2043	1,630,427
4,408,000	5.61%, 01/15/2044	5,030,386

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Wells Fargo Bank NA
$ 10,000,000	2.60%, 01/15/2021	$9,922,265
12,920,000	3.55%, 08/14/2023	13,106,313

		1,155,153,467

	Commercial Services - 0.4%
654,000	ACE Cash Express, Inc. 12.00%, 12/15/2022(2)	609,855
715,000	Aeropuerto Internacional de Tocumen S.A. 6.00%, 11/18/2048(2)	739,131
	APX Group, Inc.
1,775,000	7.63%, 09/01/2023	1,464,375
2,025,000	7.88%, 12/01/2022	1,959,187
375,000	Atento Luxco 1 S.A. 6.13%, 08/10/2022(6)	366,562
2,195,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, 04/01/2023	2,184,025
2,445,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(2)	2,185,219
2,510,000	Garda World Security Corp. 8.75%, 05/15/2025(2)	2,328,025
1,169,000	Herc Rentals, Inc. 7.50%, 06/01/2022(2)	1,223,066
12,300,000	IHS Markit Ltd. 4.13%, 08/01/2023	12,247,110
735,000	4.75%, 02/15/2025(2)	733,824
	Moody’s Corp.
11,195,000	2.63%, 01/15/2023	10,858,867
6,230,000	2.75%, 12/15/2021	6,139,147
775,000	Service Corp. International 4.63%, 12/15/2027	755,625
720,000	Total System Services, Inc. 4.80%, 04/01/2026	735,465
	United Rentals North America, Inc.
390,000	4.63%, 10/15/2025	374,205
3,425,000	5.88%, 09/15/2026	3,476,375

		48,380,063

	Construction Materials - 0.0%
750,000	Boise Cascade Co. 5.63%, 09/01/2024(2)	725,625
3,925,000	Standard Industries, Inc. 5.38%, 11/15/2024(2)	3,895,563

		4,621,188

	Distribution/Wholesale - 0.0%
1,400,000	American Builders & Contractors Supply Co., Inc. 5.75%, 12/15/2023(2)	1,438,500

	Diversified Financial Services - 1.2%
9,020,000	AIG Global Funding 2.15%, 07/02/2020(2)	8,920,524
	Aircastle Ltd.
385,000	4.13%, 05/01/2024	370,619
730,000	4.40%, 09/25/2023	722,771
	American Express Co.
375,000	2.65%, 12/02/2022	367,760
6,740,000	3.70%, 11/05/2021	6,845,503
	Capital One Financial Corp.
390,000	3.30%, 10/30/2024	380,117
580,000	3.90%, 01/29/2024	584,118
2,060,000	Cboe Global Markets, Inc. 3.65%, 01/12/2027	2,028,478
1,170,000	Fly Leasing Ltd. 5.25%, 10/15/2024	1,088,100
19,859,000	GE Capital International Funding Co. 4.42%, 11/15/2035	17,725,877
3,640,000	goeasy Ltd. 7.88%, 11/01/2022(2)	3,812,900

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 480,000	MDC-GMTN B.V. 4.50%, 11/07/2028(2)	$506,400
	Nasdaq, Inc.
12,925,000	3.85%, 06/30/2026	12,694,505
16,765,000	4.25%, 06/01/2024	17,185,467
	National Rural Utilities Cooperative Finance Corp.
6,625,000	3.25%, 11/01/2025	6,573,518
14,585,000	3.70%, 03/15/2029	14,743,174
	Navient Corp.
3,567,000	5.50%, 01/25/2023	3,442,155
365,000	5.63%, 08/01/2033	278,313
2,481,000	5.88%, 10/25/2024	2,332,140
965,000	6.13%, 03/25/2024	923,384
1,816,000	6.50%, 06/15/2022	1,855,135
1,422,000	7.25%, 09/25/2023	1,446,885
	Springleaf Finance Corp.
830,000	5.25%, 12/15/2019	835,188
2,675,000	6.13%, 05/15/2022	2,749,686
255,000	6.88%, 03/15/2025	243,844
490,000	7.13%, 03/15/2026	466,725
1,610,000	7.75%, 10/01/2021	1,694,525
2,815,000	8.25%, 12/15/2020	3,005,012
	Synchrony Financial
425,000	3.70%, 08/04/2026	388,067
5,580,000	4.50%, 07/23/2025	5,430,257
4,710,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(2)	4,651,125
400,000	Turkiye Sinai Kalkinma Bankasi AS 5.50%, 01/16/2023(6)	352,446
3,329,000	Vantiv LLC / Vantiv Issuer Corp. 4.38%, 11/15/2025(2)	3,195,773
	Visa, Inc.
8,665,000	3.15%, 12/14/2025	8,725,876
1,395,000	4.30%, 12/14/2045	1,502,473

		138,068,840

	Electric - 3.4%
	Abu Dhabi National Energy Co. PJSC
785,000	3.63%, 01/12/2023(6)	779,882
300,000	4.38%, 06/22/2026(6)	304,200
700,000	4.88%, 04/23/2030(6)	726,936
285,000	4.88%, 04/23/2030(2)	295,967
527,000	5.88%, 12/13/2021(6)	557,988
4,430,000	AEP Texas, Inc. 3.80%, 10/01/2047	3,990,263
2,565,000	AEP Transmission Co. LLC 3.10%, 12/01/2026	2,487,434
	AES Corp.
1,130,000	4.00%, 03/15/2021	1,127,175
4,100,000	5.13%, 09/01/2027	4,182,000
5,210,000	Baltimore Gas & Electric Co. 3.50%, 11/15/2021	5,242,367
	Berkshire Hathaway Energy Co.
15,710,000	3.25%, 04/15/2028	15,203,731
500,000	5.95%, 05/15/2037	593,551
770,000	Calpine Corp. 5.25%, 06/01/2026(2)	731,500
6,740,000	CenterPoint Energy, Inc. 2.50%, 09/01/2022	6,485,731
	Centrais Electricas Brasileiras S.A.
1,155,000	5.75%, 10/27/2021(6)	1,179,255
150,000	6.88%, 07/30/2019(6)	151,688
3,000,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	2,872,369

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 365,000	Comision Federal de Electricidad 4.88%, 01/15/2024(2)	$364,088
	Commonwealth Edison Co.
605,000	3.65%, 06/15/2046	561,043
14,120,000	3.70%, 08/15/2028	14,291,549
620,000	4.35%, 11/15/2045	634,382
	Consolidated Edison Co. of New York, Inc.
865,000	4.50%, 12/01/2045	891,199
5,050,000	4.50%, 05/15/2058	4,996,567
	Dominion Energy, Inc.
11,710,000	3.90%, 10/01/2025	11,777,740
5,145,000	4.25%, 06/01/2028	5,249,450
3,390,000	7.00%, 06/15/2038	4,264,295
	DTE Energy Co.
4,150,000	3.80%, 03/15/2027	4,096,945
360,000	3.85%, 12/01/2023	360,827
	Duke Energy Carolinas LLC
9,845,000	2.95%, 12/01/2026	9,519,204
3,270,000	3.75%, 06/01/2045	3,096,584
3,305,000	3.88%, 03/15/2046	3,193,358
3,000,000	5.30%, 02/15/2040	3,459,653
	Duke Energy Corp.
4,000,000	2.65%, 09/01/2026	3,729,521
3,000,000	3.95%, 10/15/2023	3,065,718
	Duke Energy Progress LLC
2,060,000	4.10%, 05/15/2042	2,046,743
1,940,000	4.15%, 12/01/2044	1,942,023
6,845,000	4.20%, 08/15/2045	6,893,352
2,730,000	4.38%, 03/30/2044	2,790,616
	Emera U.S. Finance L.P.
255,000	2.70%, 06/15/2021	249,821
1,755,000	4.75%, 06/15/2046	1,707,397
365,000	Emera, Inc. 3 mo. USD LIBOR + 5.440%, 6.75%, 06/15/2076(1)	372,300
25,000,000	Enel Finance International N.V. 3.50%, 04/06/2028(2)	22,036,755
	Entergy Corp.
1,930,000	2.95%, 09/01/2026	1,798,575
355,000	4.00%, 07/15/2022	357,636
	Eversource Energy
2,775,000	2.80%, 05/01/2023	2,718,504
10,275,000	3.80%, 12/01/2023	10,438,107
2,105,000	Exelon Corp. 3.40%, 04/15/2026	2,033,950
6,525,000	FirstEnergy Corp. 7.38%, 11/15/2031	8,330,441
	FirstEnergy Transmission LLC
7,260,000	4.35%, 01/15/2025(2)	7,389,468
2,790,000	5.45%, 07/15/2044(2)	3,046,440
	Fortis, Inc.
4,960,000	2.10%, 10/04/2021	4,777,613
7,865,000	3.06%, 10/04/2026	7,321,070
4,570,000	Georgia Power Co. 2.40%, 04/01/2021	4,496,123
	Infraestructura Energetica Nova S.A.B. de C.V.
4,150,000	3.75%, 01/14/2028(2)	3,750,562
810,000	4.88%, 01/14/2048(6)	665,213
5,190,000	4.88%, 01/14/2048(2)	4,262,287
7,155,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	7,026,171
	Israel Electric Corp. Ltd.
3,270,000	4.25%, 08/14/2028(2)(6)	3,242,532
410,000	5.00%, 11/12/2024(2)(6)	430,705
	ITC Holdings Corp.
7,280,000	2.70%, 11/15/2022	7,043,866
6,355,000	3.25%, 06/30/2026	6,098,803

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 4,400,000	Mid-Atlantic Interstate Transmission LLC 4.10%, 05/15/2028(2)	$4,391,243
2,598,000	MidAmerican Energy Co. 4.40%, 10/15/2044	2,707,071
1,395,000	Minejesa Capital B.V. 4.63%, 08/10/2030(6)	1,310,566
375,000	NextEra Energy Capital Holdings, Inc. 2.80%, 01/15/2023	364,034
390,000	NextEra Energy Operating Partners L.P. 4.25%, 09/15/2024(2)	371,592
	Oncor Electric Delivery Co. LLC
5,666,000	2.95%, 04/01/2025	5,534,116
3,915,000	4.10%, 06/01/2022	4,012,893
	Pacific Gas & Electric Co.
8,480,000	2.95%, 03/01/2026	6,766,192
11,775,000	4.30%, 03/15/2045	8,978,437
1,775,000	6.05%, 03/01/2034	1,557,562
3,500,000	PacifiCorp 4.10%, 02/01/2042	3,457,121
9,625,000	PECO Energy Co. 3.90%, 03/01/2048	9,364,569
7,975,000	Pennsylvania Electric Co. 3.25%, 03/15/2028(2)	7,466,887
	Perusahaan Listrik Negara PT
850,000	5.45%, 05/21/2028(2)	891,323
980,000	6.15%, 05/21/2048(2)	1,055,611
2,700,000	Potomac Electric Power Co. 4.15%, 03/15/2043	2,649,561
250,000	PPL Capital Funding, Inc. 3.40%, 06/01/2023	246,862
1,930,000	Public Service Co. of Colorado 3.60%, 09/15/2042	1,794,896
345,000	Puget Energy, Inc. 5.63%, 07/15/2022	363,630
	SCANA Corp.
5,000,000	4.13%, 02/01/2022	5,013,732
635,000	4.75%, 05/15/2021(4)	643,607
9,647,000	Sierra Pacific Power Co. 2.60%, 05/01/2026	9,110,053
	South Carolina Electric & Gas Co.
6,020,000	3.50%, 08/15/2021	6,097,412
5,745,000	4.10%, 06/15/2046	5,590,459
8,870,000	4.25%, 08/15/2028	9,289,205
1,930,000	5.30%, 05/15/2033	2,144,332
	Southern California Edison Co.
565,000	3.70%, 08/01/2025	552,392
353,000	3.90%, 03/15/2043	307,211
131,000	4.00%, 04/01/2047	114,308
6,361,000	4.13%, 03/01/2048	5,733,109
220,000	6.00%, 01/15/2034	243,742
	Southern Co.
20,545,000	2.75%, 06/15/2020	20,476,656
7,055,000	2.95%, 07/01/2023	6,928,669
3,000,000	3.25%, 07/01/2026	2,863,602
5,005,000	4.40%, 07/01/2046	4,839,924
589,800	Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(2)	572,491
1,480,000	State Grid Overseas Investment Ltd. 4.25%, 05/02/2028(2)	1,527,767
775,000	Termocandelaria Power Ltd. 7.88%, 01/30/2029(2)	797,281

		389,861,351

	Energy-Alternate Sources - 0.0%
800,000	Azure Power Energy Ltd. 5.50%, 11/03/2022(6)	776,712

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 805,000	Greenko Dutch B.V. 5.25%, 07/24/2024(6)	$746,316

		1,523,028

	Engineering & Construction - 0.2%
200,000	Aeropuerto Internacional de Tocumen S.A. 6.00%, 11/18/2048(6)	206,750
12,570,000	Fluor Corp. 4.25%, 09/15/2028	12,151,975
470,000	Hacienda Investments Ltd. Via DME Airport DAC 5.08%, 02/15/2023(6)	456,361
350,000	Indo Energy Finance II B.V. 6.38%, 01/24/2023(2)	339,642
	Mexico City Airport Trust
3,244,000	3.88%, 04/30/2028(2)	2,863,641
3,255,000	4.25%, 10/31/2026(6)	3,012,502
1,003,000	5.50%, 07/31/2047(2)	888,558

		19,919,429

	Entertainment - 0.3%
3,168,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(2)	2,966,040
7,101,000	Discovery Communications LLC 2.80%, 06/15/2020(2)	7,041,588
	Eldorado Resorts, Inc.
2,045,000	6.00%, 04/01/2025	2,056,759
405,000	6.00%, 09/15/2026(2)	403,987
	GLP Capital L.P. / GLP Financing II, Inc.
7,550,000	5.30%, 01/15/2029	7,632,899
720,000	5.38%, 11/01/2023	742,493
4,110,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(2)	4,316,733
4,625,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(2)	4,347,500

		29,507,999

	Environmental Control - 0.1%
4,915,000	Tervita Escrow Corp. 7.63%, 12/01/2021(2)	4,828,988
1,170,000	Waste Pro USA, Inc. 5.50%, 02/15/2026(2)	1,134,900

		5,963,888

	Food - 1.1%
	Conagra Brands, Inc.
760,000	3.20%, 01/25/2023	739,564
7,385,000	4.30%, 05/01/2024	7,430,530
1,880,000	4.60%, 11/01/2025	1,903,832
14,405,000	5.30%, 11/01/2038	13,836,325
5,000,000	5.40%, 11/01/2048	4,699,004
6,705,000	Danone S.A. 2.59%, 11/02/2023(2)	6,448,419
9,390,000	JM Smucker Co. 3.38%, 12/15/2027	8,751,896
	Kraft Heinz Foods Co.
10,830,000	3.00%, 06/01/2026	10,028,896
4,115,000	3.95%, 07/15/2025	4,112,164
360,000	4.00%, 06/15/2023	366,497
8,460,000	4.38%, 06/01/2046	7,288,471
25,675,000	4.63%, 01/30/2029	26,094,316
1,870,000	5.00%, 07/15/2035	1,790,815
265,000	Minerva Luxembourg S.A. 6.50%, 09/20/2026(2)	253,738
	Nestle Holdings, Inc.
12,065,000	3.35%, 09/24/2023(2)	12,313,029
6,500,000	3.90%, 09/24/2038(2)	6,534,972
	Post Holdings, Inc.

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 3,010,000	5.00%, 08/15/2026(2)	$2,845,052
1,320,000	5.63%, 01/15/2028(2)	1,265,537
4,145,000	5.75%, 03/01/2027(2)	4,061,312
395,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(2)	380,187
	TreeHouse Foods, Inc.
2,340,000	4.88%, 03/15/2022	2,322,450
605,000	6.00%, 02/15/2024(2)(4)	621,577
880,000	Tyson Foods, Inc. 4.88%, 08/15/2034	868,223

		124,956,806

	Food Service - 0.0%
1,450,000	Aramark Services, Inc. 5.00%, 02/01/2028(2)	1,415,563

	Forest Products & Paper - 0.1%
	International Paper Co.
1,869,000	5.00%, 09/15/2035	1,870,335
745,000	7.30%, 11/15/2039	903,246
1,450,000	Schweitzer-Mauduit International, Inc. 6.88%, 10/01/2026(2)	1,392,000
	Suzano Austria GmbH
5,500,000	6.00%, 01/15/2029(2)	5,754,375
1,820,000	7.00%, 03/16/2047(2)	1,970,150

		11,890,106

	Gas - 0.3%
750,000	AmeriGas Partners L.P. / AmeriGas Finance Corp. 5.63%, 05/20/2024	740,625
6,070,000	CenterPoint Energy Resources Corp. 4.50%, 01/15/2021	6,201,371
15,000,000	NiSource, Inc. 2.65%, 11/17/2022	14,530,873
8,750,000	Sempra Energy 2.40%, 02/01/2020	8,666,837
265,000	Southern Co. Gas Capital Corp. 2.45%, 10/01/2023	251,659

		30,391,365

	Healthcare-Products - 1.1%
	Abbott Laboratories
10,375,000	2.90%, 11/30/2021	10,366,411
5,425,000	3.40%, 11/30/2023	5,493,334
6,550,000	4.75%, 11/30/2036	7,046,059
5,340,000	Avantor, Inc. 6.00%, 10/01/2024(2)	5,460,150
	Becton Dickinson and Co.
23,345,000	2.89%, 06/06/2022	22,924,266
18,500,000	3.36%, 06/06/2024	18,129,173
750,000	3.73%, 12/15/2024	747,597
	Boston Scientific Corp.
5,000,000	2.85%, 05/15/2020	4,986,791
7,000,000	3.38%, 05/15/2022	6,975,193
15,095,000	4.00%, 03/01/2028	15,193,913
11,038,000	Medtronic, Inc. 4.38%, 03/15/2035	11,624,136
4,720,000	Sotera Health Holdings LLC 6.50%, 05/15/2023(2)	4,755,400
4,690,000	Stryker Corp. 4.63%, 03/15/2046	4,838,457
4,430,000	Thermo Fisher Scientific, Inc. 3.00%, 04/15/2023	4,367,176
370,000	Zimmer Biomet Holdings, Inc. 3.15%, 04/01/2022	365,403

		123,273,459

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Healthcare-Services - 1.9%
$ 10,670,000	Aetna, Inc. 2.80%, 06/15/2023	$10,376,849
	Anthem, Inc.
4,760,000	3.13%, 05/15/2022	4,746,885
3,215,000	3.30%, 01/15/2023	3,234,322
3,175,000	3.50%, 08/15/2024	3,167,887
15,805,000	3.65%, 12/01/2027	15,544,974
2,520,000	4.10%, 03/01/2028	2,542,580
5,335,000	4.38%, 12/01/2047	5,125,152
2,795,000	4.55%, 03/01/2048	2,753,662
3,315,000	4.63%, 05/15/2042	3,210,034
1,560,000	CHS/Community Health Systems, Inc. 8.13%, 06/30/2024(2)	1,236,300
	Cigna Corp.
14,405,000	4.13%, 11/15/2025(2)	14,696,925
43,370,000	4.38%, 10/15/2028(2)	44,533,484
6,445,000	Cigna Holding Co. 3.05%, 10/15/2027	5,970,252
4,305,000	3.25%, 04/15/2025	4,204,524
8,070,000	3.88%, 10/15/2047	7,100,235
295,000	4.00%, 02/15/2022	299,282
2,060,000	Coventry Health Care, Inc. 5.45%, 06/15/2021	2,143,804
3,335,000	HCA Healthcare, Inc. 6.25%, 02/15/2021	3,476,737
	HCA, Inc.
6,940,000	5.38%, 02/01/2025	7,163,399
1,500,000	5.38%, 09/01/2026	1,535,160
115,000	5.63%, 09/01/2028	118,917
2,125,000	5.88%, 05/01/2023	2,247,187
90,000	5.88%, 02/01/2029	94,275
1,627,000	7.50%, 11/15/2095	1,622,932
	Humana, Inc.
3,555,000	3.85%, 10/01/2024	3,559,226
14,570,000	3.95%, 03/15/2027	14,466,603
360,000	Laboratory Corp. of America Holdings 4.00%, 11/01/2023	363,192
	UnitedHealth Group, Inc.
13,000,000	3.50%, 06/15/2023	13,290,739
4,445,000	3.70%, 12/15/2025	4,565,734
13,580,000	3.88%, 12/15/2028	14,121,591
3,500,000	4.25%, 06/15/2048	3,640,354
9,685,000	4.63%, 07/15/2035	10,577,031
1,981,000	6.88%, 02/15/2038	2,653,977
5,280,000	West Street Merger Sub, Inc. 6.38%, 09/01/2025(2)	4,778,400

		219,162,605

	Home Builders - 0.2%
	Beazer Homes USA, Inc.
830,000	5.88%, 10/15/2027	705,500
865,000	6.75%, 03/15/2025	774,175
1,950,000	8.75%, 03/15/2022	2,038,725
	KB Home
1,450,000	7.00%, 12/15/2021	1,524,313
1,586,000	8.00%, 03/15/2020	1,651,422
	Lennar Corp.
735,000	4.75%, 11/15/2022	737,756
1,450,000	4.88%, 12/15/2023	1,450,000
265,000	5.25%, 06/01/2026	258,375
	M/I Homes, Inc.
2,050,000	5.63%, 08/01/2025	1,886,000
2,440,000	6.75%, 01/15/2021	2,464,400
320,000	PulteGroup, Inc. 5.50%, 03/01/2026	321,600

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 2,970,000	Taylor Morrison Communities, Inc. 6.63%, 05/15/2022	$3,021,975
380,000	Toll Brothers Finance Corp. 4.88%, 11/15/2025	369,550
1,655,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.88%, 06/15/2024	1,595,006
1,600,000	William Lyon Homes, Inc. 5.88%, 01/31/2025	1,408,000

		20,206,797

	Household Products - 0.0%
3,480,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024	1,905,300

	Household Products/Wares - 0.1%
EUR 2,380,000	Diamond (BC) B.V. 5.63%, 08/15/2025(2)	2,419,043
	S.C. Johnson & Son, Inc.
$ 2,520,000	4.00%, 05/15/2043(2)	2,394,594
1,840,000	4.75%, 10/15/2046(2)	1,974,806

		6,788,443

	Insurance - 1.7%
1,905,000	ACE Capital Trust II 9.70%, 04/01/2030	2,571,750
2,365,000	Acrisure LLC / Acrisure Finance, Inc. 8.13%, 02/15/2024(2)	2,406,387
5,180,000	American International Group, Inc. 4.70%, 07/10/2035	5,118,425
	Aon plc
4,775,000	3.50%, 06/14/2024	4,702,824
5,480,000	3.88%, 12/15/2025	5,501,358
2,300,000	4.25%, 12/12/2042	2,105,497
11,664,000	4.75%, 05/15/2045	11,730,122
	AXA Equitable Holdings, Inc.
740,000	3.90%, 04/20/2023	740,198
14,220,000	4.35%, 04/20/2028	13,919,682
	Berkshire Hathaway Finance Corp.
7,845,000	4.20%, 08/15/2048	8,050,338
3,460,000	4.40%, 05/15/2042	3,613,129
3,745,000	Brighthouse Financial, Inc. 4.70%, 06/22/2047	2,910,494
9,800,000	CNA Financial Corp. 3.45%, 08/15/2027	9,246,483
	Genworth Holdings, Inc.
205,000	4.80%, 02/15/2024(4)	176,813
900,000	4.90%, 08/15/2023	789,750
770,000	7.20%, 02/15/2021	770,000
1,250,000	7.63%, 09/24/2021	1,256,250
65,000	7.70%, 06/15/2020	66,300
	Marsh & McLennan Cos., Inc.
7,485,000	2.75%, 01/30/2022	7,370,948
3,290,000	3.50%, 12/29/2020	3,322,739
1,635,000	3.75%, 03/14/2026	1,629,566
12,690,000	3.88%, 03/15/2024	12,951,745
3,900,000	4.05%, 10/15/2023	3,980,393
3,455,000	4.75%, 03/15/2039	3,593,060
1,008,000	Massachusetts Mutual Life Insurance Co. 8.88%, 06/01/2039(2)	1,517,564
8,334,000	MassMutual Global Funding II 2.50%, 04/13/2022(2)	8,194,509
	Metropolitan Life Global Funding I
15,080,000	2.40%, 01/08/2021(2)	14,939,264
13,735,000	3.00%, 09/19/2027(2)	13,059,157
700,000	MGIC Investment Corp. 5.75%, 08/15/2023	717,500

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 4,940,000	Nationwide Mutual Insurance Co. 9.38%, 08/15/2039(2)	$7,510,480
	New York Life Global Funding
14,915,000	1.95%, 09/28/2020(2)	14,694,762
14,205,000	3.00%, 01/10/2028(2)	13,792,690
1,345,000	Radian Group, Inc. 4.50%, 10/01/2024	1,310,703
4,715,000	Trinity Acquisition plc 4.40%, 03/15/2026	4,716,092
1,560,000	USIS Merger Sub, Inc. 6.88%, 05/01/2025(2)	1,497,600
10,435,000	Willis North America, Inc. 3.60%, 05/15/2024	10,225,552

		200,700,124

	Internet - 0.7%
	Alibaba Group Holding Ltd.
18,635,000	3.40%, 12/06/2027	17,795,382
11,585,000	4.00%, 12/06/2037	10,871,809
7,675,000	4.20%, 12/06/2047	7,183,475
	Amazon.com, Inc.
2,910,000	2.80%, 08/22/2024	2,889,228
13,385,000	3.88%, 08/22/2037	13,434,926
4,280,000	4.05%, 08/22/2047	4,358,517
5,535,000	4.95%, 12/05/2044	6,358,070
22,630,000	Tencent Holdings Ltd. 3.60%, 01/19/2028(2)	22,011,323

		84,902,730

	Iron/Steel - 0.4%
	AK Steel Corp.
2,230,000	7.00%, 03/15/2027(4)	1,811,875
365,000	7.50%, 07/15/2023	371,388
1,760,000	7.63%, 10/01/2021	1,698,400
8,070,000	ArcelorMittal 6.13%, 06/01/2025(4)	8,679,285
380,000	Cleveland-Cliffs, Inc. 4.88%, 01/15/2024(2)	365,750
240,000	Gerdau Trade, Inc. 4.88%, 10/24/2027(6)	234,000
620,000	JSW Steel Ltd. 5.25%, 04/13/2022(6)	615,911
	Steel Dynamics, Inc.
3,430,000	4.13%, 09/15/2025	3,258,500
665,000	5.13%, 10/01/2021	669,987
1,770,000	5.50%, 10/01/2024	1,827,171
	United States Steel Corp.
795,000	6.25%, 03/15/2026	720,469
445,000	6.65%, 06/01/2037	371,575
	Vale Overseas Ltd.
3,370,000	4.38%, 01/11/2022	3,368,315
13,350,000	6.25%, 08/10/2026	14,234,437
1,761,000	6.88%, 11/21/2036	1,954,710
6,150,000	6.88%, 11/10/2039	6,825,885

		47,007,658

	IT Services - 0.3%
	Apple, Inc.
8,650,000	2.90%, 09/12/2027	8,354,512
3,865,000	3.85%, 08/04/2046	3,733,013
2,895,000	4.25%, 02/09/2047	2,965,605
3,990,000	4.38%, 05/13/2045	4,197,651
1,120,000	4.45%, 05/06/2044	1,192,315
5,000,000	4.65%, 02/23/2046	5,481,027
	Hewlett Packard Enterprise Co.
360,000	4.90%, 10/15/2025	376,096

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 8,845,000	6.35%, 10/15/2045	$9,011,512

		35,311,731

	Lodging - 0.2%
3,880,000	Boyd Gaming Corp. 6.38%, 04/01/2026	3,957,600
770,000	Caesars Entertainment Corp. 5.00%, 10/01/2024	1,136,103
3,895,000	FelCor Lodging L.P. 6.00%, 06/01/2025	4,002,112
2,720,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(2)	2,808,400
2,185,000	Station Casinos LLC 5.00%, 10/01/2025(2)	2,086,675
3,105,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(2)(4)	2,973,038

		16,963,928

	Machinery - Construction & Mining - 0.1%
8,095,000	Caterpillar Financial Services Corp. 2.55%, 11/29/2022	7,940,126

	Machinery-Diversified - 0.0%
2,610,000	Cloud Crane LLC 10.13%, 08/01/2024(2)	2,779,650
1,675,000	Stevens Holding Co., Inc. 6.13%, 10/01/2026(2)	1,692,387

		4,472,037

	Media - 3.6%
	21st Century Fox America, Inc.
5,390,000	3.38%, 11/15/2026	5,349,531
355,000	4.00%, 10/01/2023	367,456
3,890,000	4.95%, 10/15/2045	4,322,161
1,177,000	5.40%, 10/01/2043	1,373,944
3,197,000	6.40%, 12/15/2035	4,061,250
520,000	6.65%, 11/15/2037	684,905
	Altice France S.A.
4,020,000	7.38%, 05/01/2026(2)	3,874,235
4,020,000	8.13%, 02/01/2027(2)	3,949,248
2,840,000	Altice Luxembourg S.A. 7.75%, 05/15/2022(2)	2,754,800
	CBS Corp.
16,810,000	2.90%, 06/01/2023	16,177,724
9,920,000	3.50%, 01/15/2025	9,644,918
	CCO Holdings LLC / CCO Holdings Capital Corp.
3,120,000	5.13%, 05/01/2023(2)	3,161,746
1,600,000	5.25%, 09/30/2022	1,617,480
2,510,000	5.75%, 09/01/2023	2,547,650
205,000	5.75%, 01/15/2024	209,100
1,550,000	5.75%, 02/15/2026(2)	1,573,250
	Charter Communications Operating LLC / Charter Communications Operating Capital
11,845,000	4.20%, 03/15/2028	11,445,278
4,990,000	4.46%, 07/23/2022	5,089,857
10,865,000	4.91%, 07/23/2025	11,169,700
12,510,000	5.38%, 05/01/2047	11,903,587
10,215,000	5.75%, 04/01/2048	10,177,687
8,613,000	6.48%, 10/23/2045	9,270,232
	Comcast Corp.
9,280,000	3.20%, 07/15/2036	8,084,771
5,005,000	3.40%, 07/15/2046	4,273,858
9,100,000	3.95%, 10/15/2025	9,417,314
3,678,000	4.05%, 11/01/2052	3,416,981
15,590,000	4.25%, 10/15/2030	16,160,185
4,530,000	4.40%, 08/15/2035	4,552,716
6,230,000	4.60%, 10/15/2038	6,439,574
5,000,000	4.60%, 08/15/2045	5,100,512

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 8,875,000	4.95%, 10/15/2058	$9,371,474
975,000	5.65%, 06/15/2035	1,102,238
446,000	7.05%, 03/15/2033	573,333
	Cox Communications, Inc.
1,330,000	2.95%, 06/30/2023(2)	1,292,675
13,234,000	3.15%, 08/15/2024(2)	12,843,953
10,479,000	4.50%, 06/30/2043(2)	8,779,149
2,286,000	4.70%, 12/15/2042(2)	1,962,560
7,875,000	4.80%, 02/01/2035(2)	7,283,305
2,604,000	6.45%, 12/01/2036(2)	2,793,545
	CSC Holdings LLC
4,455,000	5.13%, 12/15/2021(2)	4,461,905
3,330,000	5.50%, 04/15/2027(2)	3,255,008
3,480,000	6.50%, 02/01/2029(2)	3,525,675
	Discovery Communications LLC
780,000	3.45%, 03/15/2025	744,872
6,087,000	3.95%, 06/15/2025(2)	5,905,903
2,443,000	4.88%, 04/01/2043	2,214,092
15,995,000	5.20%, 09/20/2047	15,119,114
	DISH DBS Corp.
1,310,000	5.00%, 03/15/2023	1,139,700
1,225,000	5.88%, 07/15/2022	1,163,750
2,535,000	6.75%, 06/01/2021	2,581,923
1,260,000	7.88%, 09/01/2019	1,282,050
	Fox Corp.
7,870,000	4.03%, 01/25/2024(2)	8,027,830
1,015,000	4.71%, 01/25/2029(2)	1,058,861
10,160,000	5.48%, 01/25/2039(2)	10,638,432
	Gray Television, Inc.
2,160,000	5.13%, 10/15/2024(2)	2,099,250
630,000	5.88%, 07/15/2026(2)	618,975
2,118,000	Liberty Interactive LLC 8.25%, 02/01/2030	2,144,475
335,000	Quebecor Media, Inc. 5.75%, 01/15/2023	345,050
	Sinclair Television Group, Inc.
1,795,000	5.13%, 02/15/2027(2)	1,633,450
1,055,000	5.88%, 03/15/2026(2)	1,012,800
995,000	6.13%, 10/01/2022	1,012,413
16,875,000	Sky plc 3.13%, 11/26/2022(2)	16,776,066
	TEGNA, Inc.
2,305,000	4.88%, 09/15/2021(2)	2,299,238
960,000	5.50%, 09/15/2024(2)(4)	945,408
1,980,000	6.38%, 10/15/2023	2,009,700
	Time Warner Cable LLC
295,000	4.00%, 09/01/2021	297,703
5,570,000	4.50%, 09/15/2042	4,643,117
1,300,000	5.50%, 09/01/2041	1,218,277
10,340,000	5.88%, 11/15/2040	10,224,579
2,825,000	6.75%, 06/15/2039	3,043,531
535,000	8.75%, 02/14/2019	535,668
1,565,000	Time Warner Entertainment Co. L.P. 8.38%, 07/15/2033	1,963,413
2,735,000	Tribune Media Co. 5.88%, 07/15/2022	2,782,862
	Viacom, Inc.
22,095,000	4.25%, 09/01/2023	22,405,770
13,045,000	4.38%, 03/15/2043	11,153,943
5,755,000	5.85%, 09/01/2043	5,839,375
375,000	3 mo. USD LIBOR + 3.895%, 5.88%, 02/28/2057(1)	361,905
1,320,000	Videotron Ltd. 5.00%, 07/15/2022	1,357,224
	Warner Media LLC
10,175,000	3.60%, 07/15/2025	10,026,688

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 5,545,000	3.88%, 01/15/2026	$5,467,620
355,000	4.05%, 12/15/2023	363,962
6,545,000	5.35%, 12/15/2043	6,577,750
2,890,000	WMG Acquisition Corp. 5.50%, 04/15/2026(2)	2,853,875
1,250,000	Ziggo B.V 5.50%, 01/15/2027(2)	1,181,250

		408,488,334

	Metal Fabricate/Hardware - 0.1%
	Novelis Corp.
1,045,000	5.88%, 09/30/2026(2)	1,008,425
4,235,000	6.25%, 08/15/2024(2)	4,261,469
630,000	TriMas Corp. 4.88%, 10/15/2025(2)	611,100

		5,880,994

	Mining - 0.4%
1,115,000	Alcoa Nederland Holding B.V. 6.13%, 05/15/2028(2)	1,128,938
	Anglo American Capital plc
3,540,000	4.00%, 09/11/2027(2)	3,342,257
3,300,000	4.50%, 03/15/2028(2)	3,201,215
7,875,000	4.75%, 04/10/2027(2)	7,857,523
5,375,000	4.88%, 05/14/2025(2)	5,474,049
2,640,000	Constellium N.V. 5.88%, 02/15/2026(2)	2,527,800
	Corp. Nacional del Cobre de Chile
3,580,000	3.63%, 08/01/2027(2)	3,486,455
495,000	4.38%, 02/05/2049(2)(3)	472,923
	First Quantum Minerals Ltd.
1,410,000	7.00%, 02/15/2021(2)	1,406,475
780,000	7.25%, 04/01/2023(2)	746,858
780,000	Freeport-McMoRan, Inc. 4.55%, 11/14/2024	747,825
	Glencore Finance Canada Ltd.
330,000	5.55%, 10/25/2042(2)	317,757
5,030,000	6.00%, 11/15/2041(2)	4,994,840
12,640,000	Glencore Funding LLC 4.00%, 03/27/2027(2)	12,148,069
1,940,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	1,969,100
315,000	New Gold, Inc. 6.38%, 05/15/2025(2)	265,584
390,000	Vedanta Resources plc 6.38%, 07/30/2022(6)	376,545

		50,464,213

	Miscellaneous Manufacturing - 0.2%
4,255,000	Bombardier, Inc. 6.13%, 01/15/2023(2)	4,111,181
13,030,000	Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 02/21/2021	12,909,933

		17,021,114

	Office/Business Equipment - 0.1%
1,495,000	CDW LLC / CDW Finance Corp. 5.00%, 09/01/2023	1,498,737
	Pitney Bowes, Inc.
570,000	4.63%, 03/15/2024(4)	511,575
2,770,000	4.70%, 04/01/2023	2,553,608
	Xerox Corp.
4,050,000	3.63%, 03/15/2023	3,857,625
470,000	6.75%, 12/15/2039(4)	427,559

		8,849,104

	Oil & Gas - 2.5%
	Anadarko Petroleum Corp.

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 380,000	3.45%, 07/15/2024	$367,237
1,250,000	4.50%, 07/15/2044	1,130,041
4,475,000	6.45%, 09/15/2036	5,089,153
7,041,000	6.60%, 03/15/2046	8,382,800
795,000	Antero Resources Corp. 5.00%, 03/01/2025(4)	767,175
3,865,000	BG Energy Capital plc 4.00%, 10/15/2021(2)	3,932,129
4,230,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%, 11/15/2022(2)	4,272,300
460,000	Borets Finance DAC 6.50%, 04/07/2022(6)	460,575
	BP Capital Markets America, Inc.
8,835,000	3.22%, 11/28/2023	8,836,771
2,555,000	3.79%, 02/06/2024	2,633,122
2,840,000	BP Capital Markets plc 3.81%, 02/10/2024	2,916,924
1,560,000	California Resources Corp. 8.00%, 12/15/2022(2)(4)	1,258,733
	Canadian Natural Resources Ltd.
1,825,000	2.95%, 01/15/2023	1,783,334
11,250,000	3.85%, 06/01/2027	11,023,883
4,626,000	3.90%, 02/01/2025	4,664,591
1,200,000	Centennial Resource Production LLC 5.38%, 01/15/2026(2)	1,158,000
	Chesapeake Energy Corp.
3,380,000	7.00%, 10/01/2024(4)	3,299,725
1,575,000	7.50%, 10/01/2026	1,504,125
	Cimarex Energy Co.
13,107,000	3.90%, 05/15/2027	12,651,516
365,000	4.38%, 06/01/2024	370,022
3,610,000	CNOOC Finance Ltd. 3.00%, 05/09/2023	3,516,512
	Continental Resources, Inc.
1,570,000	3.80%, 06/01/2024	1,551,257
391,000	4.50%, 04/15/2023	398,312
442,000	5.00%, 09/15/2022	444,190
425,000	Denbury Resources, Inc. 7.50%, 02/15/2024(2)	371,875
	Devon Energy Corp.
3,095,000	4.75%, 05/15/2042	2,859,840
1,390,000	5.00%, 06/15/2045	1,329,582
5,955,000	5.60%, 07/15/2041	6,053,457
365,000	EnCana Corp. 3.90%, 11/15/2021	367,625
2,055,000	Energen Corp. 4.63%, 09/01/2021	2,061,781
2,970,000	Eni S.p.A. 4.75%, 09/12/2028(2)	3,001,118
3,075,000	EOG Resources, Inc. 3.90%, 04/01/2035	3,001,653
5,750,000	EQT Corp. 3.90%, 10/01/2027	5,207,742
4,520,000	Equinor ASA 2.65%, 01/15/2024	4,463,341
	Gazprom OAO Via Gaz Capital S.A.
495,000	3.85%, 02/06/2020(6)	495,000
1,625,000	9.25%, 04/23/2019(6)	1,643,749
	Hess Corp.
16,580,000	4.30%, 04/01/2027	15,999,672
5,915,000	5.60%, 02/15/2041	5,667,534
2,270,000	5.80%, 04/01/2047	2,187,088
1,445,000	6.00%, 01/15/2040	1,417,672
1,325,000	7.30%, 08/15/2031	1,489,318
700,000	7.88%, 10/01/2029	812,030

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 870,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.38%, 06/01/2028(2)	$917,632
2,960,000	Jagged Peak Energy LLC 5.88%, 05/01/2026(2)	2,856,400
3,470,000	Kerr-McGee Corp. 6.95%, 07/01/2024	3,919,207
1,990,000	Marathon Oil Corp. 4.40%, 07/15/2027	1,996,794
17,090,000	Marathon Petroleum Corp. 3.80%, 04/01/2028(2)	16,389,692
2,215,000	Matador Resources Co. 5.88%, 09/15/2026	2,206,694
	MEG Energy Corp.
2,360,000	6.38%, 01/30/2023(2)(4)	2,088,600
1,485,000	6.50%, 01/15/2025(2)	1,459,012
690,000	7.00%, 03/31/2024(2)	608,925
	Noble Energy, Inc.
27,195,000	3.85%, 01/15/2028	25,705,108
2,020,000	8.00%, 04/01/2027	2,380,590
	Petrobras Global Finance B.V.
6,335,000	5.75%, 02/01/2029	6,213,368
1,830,000	6.00%, 01/27/2028	1,826,340
	Petroleos de Venezuela S.A.
435,000	6.00%, 05/16/2024(8)	107,010
190,000	9.00%, 11/17/2021(8)	54,720
	Petroleos Mexicanos
1,420,000	4.50%, 01/23/2026	1,249,600
3,460,000	5.35%, 02/12/2028	3,027,500
1,467,000	6.35%, 02/12/2048	1,232,133
5,295,000	6.50%, 03/13/2027	5,080,552
7,925,000	6.50%, 01/23/2029	7,467,331
110,000	6.88%, 08/04/2026	109,071
1,001,000	Pioneer Natural Resources Co. 7.20%, 01/15/2028	1,185,631
	QEP Resources, Inc.
4,385,000	5.25%, 05/01/2023	4,242,751
1,410,000	5.63%, 03/01/2026(4)	1,353,600
230,000	6.80%, 03/01/2020	235,750
	Shell International Finance B.V.
2,040,000	4.38%, 05/11/2045	2,165,399
3,250,000	4.55%, 08/12/2043	3,516,560
	SM Energy Co.
2,935,000	5.00%, 01/15/2024	2,773,546
700,000	5.63%, 06/01/2025(4)	668,500
355,000	6.13%, 11/15/2022	355,888
1,000,000	6.63%, 01/15/2027(4)	974,980
1,175,000	6.75%, 09/15/2026(4)	1,157,551
395,000	Southwestern Energy Co. 4.10%, 03/15/2022	379,200
	State Oil Co. of the Azerbaijan Republic
725,000	4.75%, 03/13/2023(6)	730,438
220,000	6.95%, 03/18/2030(6)	242,000
	Suncor Energy, Inc.
5,000,000	3.60%, 12/01/2024	5,031,618
4,235,000	4.00%, 11/15/2047	3,924,821
	Sunoco L.P. / Sunoco Finance Corp.
370,000	4.88%, 01/15/2023	364,450
1,425,000	5.50%, 02/15/2026	1,407,173
1,366,000	Tullow Oil plc 6.25%, 04/15/2022(2)	1,346,616
	Valero Energy Corp.
9,443,000	3.40%, 09/15/2026	9,000,315
5,000,000	4.35%, 06/01/2028	5,080,507
844,000	4.90%, 03/15/2045	847,301
1,380,000	6.63%, 06/15/2037	1,604,805

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 4,000,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(2)	$3,290,000
370,000	Whiting Petroleum Corp. 6.25%, 04/01/2023(4)	365,375
	WPX Energy, Inc.
1,220,000	5.25%, 09/15/2024	1,201,700
410,000	5.75%, 06/01/2026	407,950
2,269,000	6.00%, 01/15/2022	2,303,035
1,240,000	8.25%, 08/01/2023	1,379,500
	YPF S.A.
1,017,000	6.95%, 07/21/2027(2)	910,673
1,025,000	7.00%, 12/15/2047(2)	837,425
925,000	8.50%, 07/28/2025(6)	905,575
830,000	8.75%, 04/04/2024(2)	834,731

		288,764,147

	Oil & Gas Services - 0.0%
708,000	Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(2)	735,435
	Weatherford International Ltd.
445,000	5.95%, 04/15/2042	251,425
1,180,000	6.50%, 08/01/2036	672,600
800,000	7.00%, 03/15/2038	460,000

		2,119,460

	Packaging & Containers - 0.4%
3,780,000	ARD Finance S.A. (PIK 7.88%) 7.13%, 09/15/2023(7)	3,647,700
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
1,115,000	6.00%, 02/15/2025(2)	1,084,338
1,695,000	7.25%, 05/15/2024(2)	1,752,206
2,055,000	Crown Americas LLC / Crown Americas Capital Corp. 4.75%, 02/01/2026	2,013,900
4,355,000	Flex Acquisition Co., Inc. 6.88%, 01/15/2025(2)	4,071,925
1,840,000	Multi-Color Corp. 4.88%, 11/01/2025(2)	1,748,000
820,000	OI European Group B.V. 4.00%, 03/15/2023(2)	793,350
	Owens-Brockway Glass Container, Inc.
2,960,000	5.88%, 08/15/2023(2)	3,063,600
2,710,000	6.38%, 08/15/2025(2)	2,831,950
3,570,000	Plastipak Holdings, Inc. 6.25%, 10/15/2025(2)	3,221,925
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
3,240,000	5.13%, 07/15/2023(2)	3,245,994
1,155,000	7.00%, 07/15/2024(2)	1,180,987
11,125,000	WRKCo, Inc. 4.65%, 03/15/2026(2)	11,456,948

		40,112,823

	Pharmaceuticals - 2.6%
3,990,000	Abbott Laboratories 2.55%, 03/15/2022	3,903,087
	AbbVie, Inc.
14,100,000	2.50%, 05/14/2020	14,015,935
380,000	2.85%, 05/14/2023	371,070
6,285,000	4.25%, 11/14/2028	6,251,759
6,105,000	4.88%, 11/14/2048	5,838,432
	Allergan Funding SCS
19,690,000	3.45%, 03/15/2022	19,646,677
3,275,000	3.80%, 03/15/2025	3,263,597
15,510,000	AstraZeneca plc 3.38%, 11/16/2025	15,228,118
	Bausch Health Cos., Inc.
4,800,000	5.50%, 03/01/2023(2)	4,656,000
9,535,000	5.88%, 05/15/2023(2)	9,332,381

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 1,970,000	6.13%, 04/15/2025(2)	$1,861,650
255,000	7.00%, 03/15/2024(2)	267,903
360,000	9.00%, 12/15/2025(2)	383,850
390,000	Baxalta, Inc. 3.60%, 06/23/2022	388,892
	Bayer U.S. Finance LLC
670,000	2.85%, 04/15/2025(2)	599,467
2,900,000	4.20%, 07/15/2034(2)	2,580,230
7,820,000	4.25%, 12/15/2025(2)	7,786,142
	Cardinal Health, Inc.
375,000	2.62%, 06/15/2022	362,986
4,505,000	3.50%, 11/15/2024	4,393,752
1,495,000	4.37%, 06/15/2047	1,281,287
535,000	Catalent Pharma Solutions, Inc. 4.88%, 01/15/2026(2)	518,950
	CVS Health Corp.
18,425,000	3.13%, 03/09/2020	18,439,607
5,370,000	3.70%, 03/09/2023	5,416,456
17,840,000	4.10%, 03/25/2025	18,163,366
6,500,000	4.30%, 03/25/2028	6,590,371
11,570,000	4.78%, 03/25/2038	11,581,227
14,680,000	5.05%, 03/25/2048	15,069,704
9,435,000	5.13%, 07/20/2045	9,748,975
	Elanco Animal Health, Inc.
7,562,000	3.91%, 08/27/2021(2)	7,571,754
6,925,000	4.27%, 08/28/2023(2)	6,973,927
765,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. 5.88%, 10/15/2024(2)(4)	749,700
2,470,000	6.00%, 07/15/2023(2)	2,018,286
1,530,000	6.00%, 02/01/2025(2)	1,181,925
10,000,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	10,233,015
6,420,000	Johnson & Johnson 3.63%, 03/03/2037	6,411,167
	McKesson Corp.
380,000	2.85%, 03/15/2023	368,297
17,275,000	3.65%, 11/30/2020	17,390,337
	Mylan N.V.
2,410,000	3.75%, 12/15/2020	2,406,911
3,610,000	3.95%, 06/15/2026	3,410,223
7,445,000	5.25%, 06/15/2046	6,613,696
	Mylan, Inc.
385,000	3.13%, 01/15/2023(2)	366,112
6,210,000	4.55%, 04/15/2028	5,963,205
10,565,000	5.20%, 04/15/2048	9,155,441
293,000	5.40%, 11/29/2043	260,327
390,000	Perrigo Finance Unlimited Co. 4.38%, 03/15/2026	362,575
4,525,000	Pfizer, Inc. 4.00%, 12/15/2036	4,640,938
18,890,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021	18,384,640
815,000	Teva Pharmaceutical Finance Co. B.V. 2.95%, 12/18/2022	762,457
1,775,000	Teva Pharmaceutical Finance LLC 2.25%, 03/18/2020	1,733,520
	Teva Pharmaceutical Finance Netherlands B.V.
1,475,000	2.80%, 07/21/2023	1,327,316
910,000	3.15%, 10/01/2026	755,574
1,130,000	6.75%, 03/01/2028	1,170,997
255,000	Zoetis, Inc. 3.25%, 02/01/2023	253,162

		298,407,373

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Pipelines - 2.3%
$ 1,355,000	Abu Dhabi Crude Oil Pipeline LLC 3.65%, 11/02/2029(2)	$1,324,588
	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp.
4,730,000	3.50%, 12/01/2022	4,682,510
13,115,000	4.25%, 12/01/2027	12,756,618
	Cheniere Corpus Christi Holdings LLC
3,025,000	5.13%, 06/30/2027	3,055,250
1,350,000	5.88%, 03/31/2025	1,422,171
	DCP Midstream Operating L.P.
755,000	3.88%, 03/15/2023	734,238
3,725,000	5.38%, 07/15/2025	3,799,500
	Enbridge, Inc.
2,460,000	3.70%, 07/15/2027	2,418,954
780,000	3 mo. USD LIBOR + 3.641%, 6.25%, 03/01/2078(1)	738,805
	Energy Transfer Equity L.P.
750,000	3.60%, 02/01/2023	740,500
435,000	4.20%, 04/15/2027	418,527
70,000	4.25%, 03/15/2023	70,525
2,225,000	5.50%, 06/01/2027	2,308,438
425,000	7.50%, 10/15/2020	451,031
	Energy Transfer Operating L.P.
3,975,000	4.20%, 09/15/2023	4,005,171
8,070,000	4.50%, 04/15/2024	8,220,364
2,275,000	4.90%, 03/15/2035	2,099,101
1,190,000	5.15%, 03/15/2045	1,081,320
3,555,000	5.25%, 04/15/2029	3,679,945
940,000	6.05%, 06/01/2041	960,276
3,165,000	6.25%, 04/15/2049	3,369,905
265,000	7.50%, 07/01/2038	310,371
	Enterprise Products Operating LLC
730,000	4.45%, 02/15/2043	696,639
1,516,000	4.85%, 08/15/2042	1,538,381
3,310,000	4.85%, 03/15/2044	3,403,419
1,025,000	5.10%, 02/15/2045	1,060,787
1,300,000	5.95%, 02/01/2041	1,485,736
	EQT Midstream Partners L.P.
13,485,000	4.75%, 07/15/2023	13,676,137
5,370,000	5.50%, 07/15/2028	5,383,439
	Kinder Morgan Energy Partners L.P.
1,475,000	4.30%, 05/01/2024	1,510,779
3,155,000	5.80%, 03/15/2035	3,319,794
380,000	Kinder Morgan, Inc. 5.30%, 12/01/2034	390,682
	MPLX L.P.
5,980,000	4.50%, 04/15/2038	5,489,354
6,900,000	4.90%, 04/15/2058	6,152,831
	NuStar Logistics L.P.
750,000	4.75%, 02/01/2022	731,250
410,000	5.63%, 04/28/2027	397,700
	Peru LNG Srl
200,000	5.38%, 03/22/2030(6)	200,810
3,110,000	5.38%, 03/22/2030(2)	3,122,596
380,000	Phillips 66 Partners L.P. 3.61%, 02/15/2025	371,233
375,000	Plains All American Pipeline L.P. 3.85%, 10/15/2023	370,424
3,495,000	Plains All American Pipeline L.P. / PAA Finance Corp. 4.30%, 01/31/2043	2,900,899
	Sabine Pass Liquefaction LLC
5,670,000	5.00%, 03/15/2027	5,860,916
16,845,000	5.63%, 03/01/2025	18,152,959
4,850,000	5.88%, 06/30/2026	5,255,293
1,394,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(2)	1,547,340

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 6,450,000	Spectra Energy Partners L.P. 3.38%, 10/15/2026	$6,153,789
	Sunoco Logistics Partners Operations L.P.
375,000	4.25%, 04/01/2024	377,515
5,100,000	5.30%, 04/01/2044	4,709,271
1,145,000	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp. 4.75%, 10/01/2023(2)	1,142,138
5,750,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.50%, 07/15/2027(2)	5,929,630
14,465,000	TC PipeLines L.P. 3.90%, 05/25/2027	13,891,945
	Texas Eastern Transmission L.P.
375,000	2.80%, 10/15/2022(2)	362,933
6,195,000	3.50%, 01/15/2028(2)	5,903,964
	TransCanada PipeLines Ltd.
11,675,000	4.25%, 05/15/2028	11,912,853
6,665,000	5.10%, 03/15/2049	6,979,334
1,080,000	6.20%, 10/15/2037	1,245,763
745,000	Transcanada Trust 3 mo. USD LIBOR + 4.640%, 5.88%, 08/15/2076(1)	727,269
1,600,000	Transcontinental Gas Pipe Line Co. LLC 4.00%, 03/15/2028	1,586,133
1,395,000	Transportadora de Gas Internacional S.A. ESP 5.55%, 11/01/2028(2)	1,467,610
	Valero Energy Partners L.P.
16,790,000	4.38%, 12/15/2026	16,907,474
3,235,000	4.50%, 03/15/2028	3,263,460
	Western Gas Partners L.P.
5,980,000	4.50%, 03/01/2028	5,769,929
1,530,000	4.75%, 08/15/2028	1,495,240
13,731,000	5.30%, 03/01/2048	12,239,402
2,055,000	5.50%, 08/15/2048	1,923,696
	Williams Cos., Inc.
12,015,000	3.75%, 06/15/2027	11,689,495
1,160,000	4.30%, 03/04/2024	1,188,579
4,915,000	4.50%, 11/15/2023	5,049,756
970,000	5.40%, 03/04/2044	993,844
2,750,000	6.30%, 04/15/2040	3,143,062

		267,721,590

	Real Estate - 0.0%
825,000	Alpha Star Holding V Ltd. 6.63%, 04/18/2023(6)	710,237
200,000	China Evergrande Group 7.50%, 06/28/2023(6)	179,956
600,000	Country Garden Holdings Co., Ltd. 4.75%, 01/17/2023(6)	555,695
1,210,000	Shimao Property Holdings Ltd. 4.75%, 07/03/2022(6)	1,179,941

		2,625,829

	Real Estate Investment Trusts - 0.2%
9,630,000	American Tower Corp. 2.25%, 01/15/2022	9,285,361
360,000	Boston Properties L.P. 3.85%, 02/01/2023	364,853
375,000	Brixmor Operating Partnership L.P. 3.25%, 09/15/2023	362,878
	Crown Castle International Corp.
8,000,000	3.15%, 07/15/2023	7,815,009
8,745,000	3.20%, 09/01/2024	8,379,376
360,000	HCP, Inc. 4.25%, 11/15/2023	365,396
410,000	Iron Mountain US Holdings, Inc. 5.38%, 06/01/2026(2)	390,012

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 375,000	Kimco Realty Corp. 3.13%, 06/01/2023	$365,494
240,000	Realty Income Corp. 4.65%, 08/01/2023	250,563
725,000	VEREIT Operating Partnership L.P. 4.60%, 02/06/2024	734,581

		28,313,523

	Retail - 1.2%
6,890,000	1011778 BC ULC / New Red Finance, Inc. 5.00%, 10/15/2025(2)	6,648,850
3,125,000	Beacon Roofing Supply, Inc. 4.88%, 11/01/2025(2)	2,910,156
	CVS Health Corp.
5,860,000	2.13%, 06/01/2021	5,732,164
5,330,000	2.75%, 12/01/2022	5,207,717
3,467,000	2.88%, 06/01/2026	3,242,079
	CVS Pass-Through Trust
12,176	6.04%, 12/10/2028	13,083
27,266	6.94%, 01/10/2030	30,581
	Ferrellgas L.P. / Ferrellgas Finance Corp.
466,000	6.50%, 05/01/2021(4)	407,750
1,470,000	6.75%, 01/15/2022(4)	1,287,169
1,112,000	6.75%, 06/15/2023(4)	971,610
	Home Depot, Inc.
7,787,000	3.50%, 09/15/2056	6,783,229
9,050,000	5.88%, 12/16/2036	11,093,807
	L Brands, Inc.
2,295,000	5.25%, 02/01/2028	2,013,862
340,000	6.75%, 07/01/2036	287,300
150,000	6.88%, 11/01/2035	128,625
2,925,000	Lithia Motors, Inc. 5.25%, 08/01/2025(2)	2,822,625
	Lowe’s Cos., Inc.
7,925,000	3.38%, 09/15/2025	7,745,826
4,715,000	3.70%, 04/15/2046	4,005,427
5,365,000	4.05%, 05/03/2047	4,821,092
	McDonald’s Corp.
5,000,000	3.35%, 04/01/2023(4)	5,043,178
7,180,000	4.45%, 03/01/2047	7,058,575
9,030,000	4.60%, 05/26/2045	9,014,666
5,000,000	6.30%, 10/15/2037	5,950,776
1,720,000	PetSmart, Inc. 5.88%, 06/01/2025(2)	1,350,716
2,820,000	Staples, Inc. 8.50%, 09/15/2025(2)	2,707,200
9,605,000	Starbucks Corp. 3.80%, 08/15/2025	9,683,799
5,405,000	United Rentals North America, Inc. 4.88%, 01/15/2028	5,127,994
	Walmart, Inc.
19,985,000	3.40%, 06/26/2023	20,480,649
2,050,000	3.63%, 12/15/2047	1,968,485

		134,538,990

	Semiconductors - 0.8%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
390,000	2.65%, 01/15/2023	370,514
11,385,000	3.50%, 01/15/2028	10,115,174
33,235,000	3.63%, 01/15/2024	32,319,327
13,435,000	3.88%, 01/15/2027	12,344,662
1,900,000	Entegris, Inc. 4.63%, 02/10/2026(2)	1,843,000
1,700,000	Intel Corp. 4.10%, 05/19/2046	1,731,196
16,305,000	Microchip Technology, Inc. 4.33%, 06/01/2023(2)	16,062,907

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 2,305,000	Micron Technology, Inc. 5.50%, 02/01/2025	$2,337,472
	NXP B.V. / NXP Funding LLC
375,000	3.88%, 09/01/2022(2)	373,631
13,680,000	4.88%, 03/01/2024(2)	14,033,765
	Sensata Technologies B.V.
1,020,000	5.00%, 10/01/2025(2)	1,025,100
1,475,000	5.63%, 11/01/2024(2)	1,530,312

		94,087,060

	Software - 1.2%
1,675,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(2)	1,603,812
	Fidelity National Information Services, Inc.
9,065,000	3.00%, 08/15/2026	8,432,170
365,000	3.50%, 04/15/2023	362,767
5,390,000	4.50%, 08/15/2046	4,900,210
	First Data Corp.
2,490,000	5.38%, 08/15/2023(2)	2,538,244
3,225,000	5.75%, 01/15/2024(2)	3,315,703
15,015,000	Fiserv, Inc. 3.80%, 10/01/2023	15,027,719
510,000	Infor Software Parent LLC (7.13% Cash, 7.88% PIK) 7.13%, 05/01/2021(2)(4)(7)	513,825
	Infor U.S., Inc.
155,000	5.75%, 08/15/2020(2)	157,294
5,648,000	6.50%, 05/15/2022	5,746,840
	Microsoft Corp.
6,350,000	3.45%, 08/08/2036	6,209,254
3,805,000	3.50%, 02/12/2035	3,754,948
6,750,000	3.95%, 08/08/2056	6,773,613
8,065,000	4.10%, 02/06/2037	8,498,252
6,030,000	4.45%, 11/03/2045	6,701,631
	Oracle Corp.
6,000,000	2.65%, 07/15/2026	5,709,026
10,835,000	2.95%, 11/15/2024	10,733,851
2,100,000	3.85%, 07/15/2036	2,029,135
15,105,000	3.90%, 05/15/2035	14,881,788
5,835,000	4.00%, 11/15/2047	5,638,006
4,300,000	6.50%, 04/15/2038	5,494,440
13,935,000	salesforce.com, Inc. 3.25%, 04/11/2023	14,154,818
10,741,000	Western Digital Corp. 4.75%, 02/15/2026	9,989,130

		143,166,476

	Telecommunications - 2.5%
	Altice Financing S.A.
1,715,000	6.63%, 02/15/2023(2)	1,724,090
2,380,000	7.50%, 05/15/2026(2)	2,255,050
	AT&T, Inc.
24,705,000	4.10%, 02/15/2028	24,516,083
3,335,000	4.13%, 02/17/2026	3,365,501
9,925,000	4.25%, 03/01/2027	10,044,964
21,650,000	4.30%, 02/15/2030	21,452,481
1,045,000	4.30%, 12/15/2042	930,192
3,490,000	4.35%, 06/15/2045	3,079,023
1,265,000	4.50%, 05/15/2035	1,194,865
3,315,000	4.50%, 03/09/2048	2,982,296
1,735,000	4.55%, 03/09/2049	1,560,103
315,000	5.15%, 03/15/2042	309,365
735,000	Axtel S.A.B. de C.V. 6.38%, 11/14/2024(6)	705,600
	CenturyLink, Inc.
4,556,000	5.63%, 04/01/2025(4)	4,123,180
1,515,000	5.80%, 03/15/2022	1,518,227
639,000	7.50%, 04/01/2024(4)	648,585

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 3,322,000	Cisco Systems, Inc. 5.90%, 02/15/2039	$4,207,106
695,000	Deutsche Telekom International Finance B.V. 8.75%, 06/15/2030	934,245
2,620,000	Embarq Corp. 8.00%, 06/01/2036	2,475,900
	Frontier Communications Corp.
2,510,000	6.88%, 01/15/2025	1,324,025
2,480,000	8.50%, 04/01/2026(2)	2,249,980
2,450,000	Intelsat Jackson Holdings S.A. 8.50%, 10/15/2024(2)	2,475,235
335,000	Millicom International Cellular S.A. 6.63%, 10/15/2026(2)	342,538
655,000	Oztel Holdings SPC Ltd. 5.63%, 10/24/2023(6)	637,674
1,690,000	Sprint Capital Corp. 6.88%, 11/15/2028	1,677,325
350,000	Sprint Communications, Inc. 7.00%, 03/01/2020(2)	360,063
	Sprint Corp.
5,278,000	7.13%, 06/15/2024	5,400,054
1,715,000	7.63%, 02/15/2025	1,792,690
7,107,000	7.88%, 09/15/2023	7,551,188
9,265,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(2)	9,331,523
670,000	Telecom Italia Capital S.A. 7.20%, 07/18/2036	646,751
13,850,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(2)	13,157,500
	Telefonica Emisiones SAU
9,425,000	4.10%, 03/08/2027	9,372,016
4,965,000	4.67%, 03/06/2038	4,621,912
7,690,000	4.90%, 03/06/2048	7,189,527
5,895,000	5.21%, 03/08/2047	5,710,440
11,395,000	5.46%, 02/16/2021	11,899,272
2,875,000	7.05%, 06/20/2036	3,377,494
	Verizon Communications, Inc.
9,585,000	4.13%, 08/15/2046	8,848,128
13,000,000	4.50%, 08/10/2033	13,216,223
8,593,000	4.67%, 03/15/2055	8,285,320
5,670,000	4.81%, 03/15/2039	5,763,067
11,709,000	4.86%, 08/21/2046	11,968,690
10,040,000	5.01%, 04/15/2049	10,541,205
970,000	5.01%, 08/21/2054	989,152
13,425,000	5.25%, 03/16/2037	14,430,210
370,000	Virgin Media Secured Finance plc 5.25%, 01/15/2026(2)	364,450
	Vodafone Group plc
19,750,000	3.75%, 01/16/2024	19,734,762
7,205,000	4.13%, 05/30/2025	7,220,288
4,955,000	5.25%, 05/30/2048	4,823,208

		283,328,766

	Textiles - 0.0%
3,180,000	Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC 7.50%, 05/01/2025(2)	3,028,950

	Transportation - 0.6%
8,215,000	Burlington Northern Santa Fe LLC 4.55%, 09/01/2044	8,722,727
	CSX Corp.
10,315,000	2.60%, 11/01/2026	9,502,631
7,415,000	3.25%, 06/01/2027	7,151,532
1,000,000	4.75%, 05/30/2042	1,025,428
	FedEx Corp.
4,900,000	3.88%, 08/01/2042	4,198,178

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 9,840,000	4.05%, 02/15/2048	$8,533,469
375,000	Kansas City Southern 3.00%, 05/15/2023	367,581
3,734,000	Norfolk Southern Corp. 4.65%, 01/15/2046	3,738,290
2,095,000	Pelabuhan Indonesia II PT 5.38%, 05/05/2045(6)	1,990,250
9,895,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.88%, 07/11/2022(2)	10,252,183
	Rumo Luxembourg S.a.r.l.
566,000	5.88%, 01/18/2025(2)	561,418
600,000	5.88%, 01/18/2025(6)	595,143
520,000	7.38%, 02/09/2024(6)	551,460
EUR 340,000	Russian Railways via RZD Capital plc 4.60%, 03/06/2023(6)	428,158
	Union Pacific Corp.
$ 3,970,000	4.38%, 11/15/2065	3,546,855
10,385,000	4.80%, 09/10/2058	10,744,127

		71,909,430

	Trucking & Leasing - 0.0%
350,000	Aviation Capital Group LLC 3.88%, 05/01/2023(2)	344,923
375,000	GATX Corp. 4.35%, 02/15/2024	380,733

		725,656

	Total Corporate Bonds (cost $5,607,195,758)	$5,553,038,393

Foreign Government Obligations - 4.5%
	Angola - 0.0%
	Angolan Government International Bond
825,000	8.25%, 05/09/2028(2)	849,552
1,415,000	8.25%, 05/09/2028(6)	1,457,110

		2,306,662

	Argentina - 0.6%
	Argentine Republic Government International Bond
EUR 6,770,000	2.26%, 12/31/2038(9)	4,614,493
$ 12,430,000	2.50%, 12/31/2038(9)	7,364,775
EUR 550,000	3.38%, 01/15/2023	533,526
$ 425,000	4.63%, 01/11/2023	364,438
EUR 6,995,000	5.25%, 01/15/2028	6,271,471
$ 1,655,000	5.88%, 01/11/2028	1,315,725
1,000,000	6.25%, 04/22/2019	1,006,510
3,350,000	6.88%, 04/22/2021	3,199,250
13,965,000	6.88%, 01/26/2027	11,821,512
9,480,000	6.88%, 01/11/2048	7,252,200
7,200,000	7.50%, 04/22/2026	6,382,872
EUR 1,527,475	7.82%, 12/31/2033	1,568,827
$ 2,986,341	8.28%, 12/31/2033	2,568,253
	Autonomous City of Buenos Aires Argentina
1,350,000	7.50%, 06/01/2027(2)	1,234,440
596,000	8.95%, 02/19/2021(2)	598,980
2,295,000	8.95%, 02/19/2021(6)	2,306,475
	Provincia de Buenos Aires
EUR 1,320,000	4.00%, 05/01/2020(6)(9)	1,473,341
$ 1,065,000	7.88%, 06/15/2027(2)	873,300
1,980,000	10.88%, 01/26/2021(6)	2,012,690
	Provincia de Cordoba
425,000	7.13%, 06/10/2021(2)	398,438
1,630,000	7.13%, 08/01/2027	1,271,400
1,675,000	7.45%, 09/01/2024(6)	1,423,750

		65,856,666

	Azerbaijan - 0.1%
	Republic of Azerbaijan International Bond

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 681,000	3.50%, 09/01/2032(2)	$584,245
6,357,000	3.50%, 09/01/2032(6)	5,453,810
1,270,000	4.75%, 03/18/2024(6)	1,289,584
275,000	5.13%, 09/01/2029(6)	267,637
2,650,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(6)	2,941,500

		10,536,776

	Bermuda - 0.0%
1,525,000	Bermuda Government International Bond 4.75%, 02/15/2029(2)	1,582,188

	Brazil - 0.1%
	Brazil Minas SPE via State of Minas Gerais
335,000	5.33%, 02/15/2028(2)	339,941
1,195,000	5.33%, 02/15/2028(6)	1,212,626
BRL 11,632,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2029	3,418,729
	Brazilian Government International Bond
$ 2,354,000	5.00%, 01/27/2045	2,168,058
2,325,000	5.63%, 02/21/2047	2,311,073

		9,450,427

	Bulgaria - 0.0%
EUR 1,436,000	Bulgaria Government International Bond 3.13%, 03/26/2035(6)	1,789,094

	Cayman Islands - 0.0%
$ 2,775,000	KSA Sukuk Ltd. 2.89%, 04/20/2022(2)	2,726,271

	Colombia - 0.1%
	Colombia Government International Bond
3,595,000	3.88%, 04/25/2027	3,550,062
2,980,000	4.50%, 03/15/2029	3,050,060
6,260,000	5.00%, 06/15/2045	6,344,573

		12,944,695

	Croatia - 0.2%
	Croatia Government International Bond
EUR 3,830,000	2.75%, 01/27/2030(6)	4,504,108
3,560,000	3.00%, 03/11/2025(6)	4,448,431
3,675,000	3.00%, 03/20/2027(6)	4,528,950
$ 735,000	5.50%, 04/04/2023(6)	784,613
7,120,000	6.00%, 01/26/2024(6)	7,832,114
3,795,000	6.38%, 03/24/2021(6)	4,003,497
1,750,000	6.63%, 07/14/2020(6)	1,827,035

		27,928,748

	Dominican Republic - 0.0%
	Dominican Republic International Bond
935,000	5.50%, 01/27/2025(2)	949,025
1,570,000	5.88%, 04/18/2024(6)	1,626,771
342,000	7.45%, 04/30/2044(6)	371,925

		2,947,721

	Ecuador - 0.0%
1,775,000	Ecuador Government International Bond 10.75%, 01/31/2029(2)	1,806,062

	Egypt - 0.0%
	Egypt Government International Bond
EUR 135,000	4.75%, 04/16/2026(2)	144,214
450,000	5.63%, 04/16/2030(2)	466,138
810,000	5.63%, 04/16/2030(6)	839,049
500,000	7.50%, 01/31/2027(6)	495,000
250,000	7.90%, 02/21/2048(2)	230,141
910,000	8.50%, 01/31/2047(6)	874,894

		3,049,436

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Gabon - 0.0%
$ 2,335,000	Gabon Government International Bond 6.95%, 06/16/2025(6)	$2,241,600
	Ghana - 0.0%
	Ghana Government International Bond
1,260,000	8.13%, 01/18/2026(6)	1,279,114
1,350,000	8.63%, 06/16/2049(2)	1,254,444
575,000	8.63%, 06/16/2049(6)	534,301

		3,067,859

	Greece - 0.1%
	Hellenic Republic Government Bond
EUR 2,610,000	3.45%, 04/02/2024(2)(3)(6)	3,011,842
1,015,000	3.50%, 01/30/2023(6)	1,190,658
1,440,000	4.38%, 08/01/2022(2)(6)	1,740,511

		5,943,011

	Honduras - 0.0%
	Honduras Government International Bond
$ 710,000	6.25%, 01/19/2027(2)	728,595
1,195,000	7.50%, 03/15/2024(6)	1,285,473

		2,014,068

	Hungary - 0.3%
	Hungary Government International Bond
6,920,000	5.38%, 02/21/2023	7,386,616
7,798,000	5.75%, 11/22/2023	8,511,361
14,560,000	6.38%, 03/29/2021	15,434,939

		31,332,916

	Indonesia - 0.4%
	Indonesia Government International Bond
1,255,000	4.35%, 01/08/2027(6)	1,266,457
3,342,000	4.75%, 01/08/2026(6)	3,465,286
530,000	4.75%, 07/18/2047(2)	524,874
10,765,000	5.13%, 01/15/2045(6)	11,158,816
3,370,000	5.25%, 01/08/2047(6)	3,560,712
6,545,000	5.38%, 10/17/2023(6)	6,993,967
5,760,000	5.88%, 01/15/2024(6)	6,269,040
1,246,000	6.63%, 02/17/2037(6)	1,484,770
900,000	6.75%, 01/15/2044(6)	1,128,713
2,807,000	7.75%, 01/17/2038(6)	3,758,885
886,000	Perusahaan Penerbit SBSN Indonesia III 4.15%, 03/29/2027(2)	872,710

		40,484,230

	Ivory Coast - 0.0%
	Ivory Coast Government International Bond
EUR 1,196,000	5.25%, 03/22/2030(2)	1,267,941
580,000	6.63%, 03/22/2048(6)	591,612
440,000	6.63%, 03/22/2048(2)	448,809

		2,308,362

	Jordan - 0.0%
$ 1,455,000	Jordan Government International Bond 7.38%, 10/10/2047(6)	1,380,853

	Macedonia - 0.0%
EUR 2,610,000	Former Yugoslav Republic of Macedonia 3.98%, 07/24/2021(6)	3,155,446

	Mexico - 0.3%
	Mexico Government International Bond
$ 2,005,000	4.50%, 04/22/2029	2,010,012
2,260,000	4.60%, 01/23/2046	2,080,353
20,268,000	4.75%, 03/08/2044	19,096,510
4,433,000	5.55%, 01/21/2045	4,656,911

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 2,138,000	6.05%, 01/11/2040	$2,341,110

		30,184,896

	Morocco - 0.0%
EUR 870,000	Morocco Government International Bond 3.50%, 06/19/2024(6)	1,100,361

	Oman - 0.0%
	Oman Government International Bond
$ 715,000	4.75%, 06/15/2026(6)	636,350
445,000	6.75%, 01/17/2048(6)	379,168

		1,015,518

	Panama - 0.0%
1,140,000	Panama Government International Bond 4.50%, 04/16/2050	1,144,001

	Papua New Guinea - 0.0%
1,335,000	Papua New Guinea Government International Bond 8.38%, 10/04/2028(2)	1,428,450

	Paraguay - 0.0%
	Paraguay Government International Bond
465,000	4.70%, 03/27/2027(2)	474,300
230,000	5.00%, 04/15/2026(6)	236,900
595,000	5.60%, 03/13/2048(6)	614,338
645,000	5.60%, 03/13/2048(2)	665,962

		1,991,500

	Philippines - 0.0%
2,350,000	Philippine Government International Bond 10.63%, 03/16/2025	3,281,166

	Qatar - 0.3%
	Qatar Government International Bond
7,215,000	2.38%, 06/02/2021(6)	7,077,006
1,785,000	3.88%, 04/23/2023(6)	1,818,469
1,330,000	4.50%, 04/23/2028(6)	1,404,241
1,085,000	5.10%, 04/23/2048(6)	1,163,968
12,085,000	5.10%, 04/23/2048(2)	12,964,570
8,125,000	Qatari Diar Finance Co. 5.00%, 07/21/2020(6)	8,287,988

		32,716,242

	Romania - 0.1%
	Romanian Government International Bond
EUR 795,000	2.50%, 02/08/2030(2)	848,261
790,000	3.38%, 02/08/2038(6)	818,751
370,000	3.38%, 02/08/2038(2)	383,466
3,547,000	3.88%, 10/29/2035(6)	3,978,291

		6,028,769

	Russia - 0.4%
	Russian Foreign Bond - Eurobond
$ 2,200,000	4.25%, 06/23/2027(2)	2,150,320
2,600,000	4.25%, 06/23/2027(6)	2,541,287
5,600,000	4.38%, 03/21/2029(6)	5,469,744
4,000,000	4.38%, 03/21/2029(2)	3,906,960
2,400,000	4.75%, 05/27/2026(6)	2,444,160
3,600,000	4.88%, 09/16/2023(6)	3,732,897
1,100,000	5.00%, 04/29/2020(6)	1,122,066
4,400,000	5.25%, 06/23/2047(2)	4,346,461
15,000,000	5.25%, 06/23/2047(6)	14,817,480
1,200,000	5.63%, 04/04/2042(6)	1,282,898

		41,814,273

	Saudi Arabia - 0.1%
	Saudi Government International Bond
1,165,000	2.38%, 10/26/2021(2)	1,132,380
1,175,000	2.88%, 03/04/2023(2)	1,143,719
920,000	4.00%, 04/17/2025(2)	930,120

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 3,460,000	4.00%, 04/17/2025(6)	$3,498,060
1,325,000	4.38%, 04/16/2029(2)	1,349,248
1,635,000	5.25%, 01/16/2050(2)	1,676,202

		9,729,729

	Senegal - 0.0%
	Senegal Government International Bond
485,000	6.25%, 07/30/2024(6)	492,042
595,000	6.25%, 05/23/2033(6)	551,558
1,300,000	6.75%, 03/13/2048(6)	1,156,033
973,000	6.75%, 03/13/2048(2)	865,246

		3,064,879

	Serbia - 0.1%
4,900,000	Serbia International Bond 7.25%, 09/28/2021(6)	5,323,017

	South Africa - 0.1%
	Republic of South Africa Government Bond
ZAR 5,465,000	6.25%, 03/31/2036	301,742
39,775,000	8.00%, 01/31/2030	2,773,276
	Republic of South Africa Government International Bond
$ 3,235,000	4.85%, 09/27/2027	3,146,038
4,860,000	6.30%, 06/22/2048	4,927,894

		11,148,950

	Sri Lanka - 0.1%
	Sri Lanka Government International Bond
1,140,000	6.20%, 05/11/2027(2)	1,061,818
1,385,000	6.20%, 05/11/2027(6)	1,290,015
355,000	6.83%, 07/18/2026(6)	345,297
2,575,000	6.85%, 11/03/2025(6)	2,541,314

		5,238,444

	Supranational - 0.0%
MXN 154,000,000	International Finance Corp. 0.00%, 02/22/2038(10)	1,524,517

	Tunisia - 0.1%
	Banque Centrale de Tunisie International Bond
EUR 2,825,000	5.63%, 02/17/2024(6)	2,997,190
2,120,000	6.75%, 10/31/2023(2)	2,372,376

		5,369,566

	Turkey - 0.6%
$ 985,000	Export Credit Bank of Turkey 8.25%, 01/24/2024(2)	1,017,686
	Turkey Government International Bond
895,000	3.25%, 03/23/2023	814,450
EUR 1,365,000	4.63%, 03/31/2025	1,570,190
$ 1,770,000	4.88%, 10/09/2026	1,603,928
12,075,000	4.88%, 04/16/2043	9,456,536
2,715,000	5.13%, 02/17/2028	2,451,509
EUR 1,650,000	5.20%, 02/16/2026	1,937,239
$ 4,379,000	5.63%, 03/30/2021	4,422,790
16,105,000	5.75%, 03/22/2024	15,845,871
11,170,000	5.75%, 05/11/2047	9,541,191
7,230,000	6.00%, 03/25/2027	6,963,170
11,325,000	6.00%, 01/14/2041	10,022,625
438,000	6.88%, 03/17/2036	429,951
1,140,000	7.25%, 12/23/2023	1,195,187
3,372,000	7.38%, 02/05/2025	3,523,477

		70,795,800

	Ukraine - 0.2%
	Ukraine Government International Bond
1,515,000	7.38%, 09/25/2032(2)	1,289,411
7,285,000	7.38%, 09/25/2032(6)	6,200,234
1,260,000	7.75%, 09/01/2020(6)	1,247,337

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 540,000	7.75%, 09/01/2021(6)	$530,377
1,502,000	7.75%, 09/01/2021(2)	1,475,234
620,000	7.75%, 09/01/2023(2)	590,705
1,580,000	7.75%, 09/01/2023(6)	1,505,345
2,465,000	7.75%, 09/01/2025(6)	2,262,698
620,000	7.75%, 09/01/2026(2)	563,239
6,165,000	7.75%, 09/01/2027(6)	5,557,871
1,850,000	8.99%, 02/01/2024(2)	1,817,625
1,650,000	9.75%, 11/01/2028(2)	1,636,701

		24,676,777

	United Arab Emirates - 0.1%
	Abu Dhabi Government International Bond
5,845,000	2.50%, 10/11/2022(2)	5,728,100
990,000	3.13%, 10/11/2027(2)	966,834
2,875,000	4.13%, 10/11/2047(2)	2,837,337
2,070,000	4.13%, 10/11/2047(6)	2,042,883

		11,575,154

	Venezuela - 0.1%
	Venezuela Government International Bond
345,000	6.00%, 12/09/2020(6)(8)	106,950
1,015,000	7.00%, 12/01/2018(6)(8)	289,275
3,170,000	7.00%, 03/31/2038(6)(8)	966,850
4,085,000	7.65%, 04/21/2025(6)(8)	1,276,563
4,765,000	7.75%, 10/13/2019(6)(8)	1,441,413
11,205,000	8.25%, 10/13/2024(6)(8)	3,481,393
11,937,200	9.00%, 05/07/2023(6)(8)	3,768,574
12,825,000	9.25%, 05/07/2028(6)(8)	4,048,852

		15,379,870

	Total Foreign Government Obligations (cost $540,533,132)	$519,384,970

Municipal Bonds - 0.0%
	General Obligation - 0.0%
2,265,000	California State, GO Taxable 7.55%, 04/01/2039	3,324,091

	Transportation - 0.0%
1,850,000	Port Auth of New York & New Jersey 4.46%, 10/01/2062	1,963,683

	Total Municipal Bonds (cost $4,751,668)	$5,287,774

Senior Floating Rate Interests - 0.2%(11)
	Chemicals - 0.0%
415,000	Starfruit Finco B.V. 1 mo. USD LIBOR + 3.250%, 5.75%, 10/01/2025	405,405

	Commercial Services - 0.0%
1,557,175	Blackhawk Network Holdings, Inc. 1 mo. USD LIBOR + 3.000%, 5.50%, 06/15/2025	1,526,810
1,179,075	Trans Union LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 06/19/2025	1,162,651

		2,689,461

	Diversified Financial Services - 0.0%
2,069,363	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 02/28/2025	2,017,111
506,943	SS&C Technologies Holdings Europe S.a.r.l. 1 mo. USD LIBOR + 2.250%, 4.75%, 04/16/2025	496,312

		2,513,423

	Food - 0.0%
537,300	CHG PPC Parent LLC 1 mo. USD LIBOR + 2.750%, 5.25%, 03/31/2025	525,211

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Healthcare-Services - 0.0%
$ 1,614,009	Syneos Health, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 08/01/2024	$1,585,086

	Household Products - 0.0%
851,400	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 5.74%, 09/06/2024	800,852

	Insurance - 0.1%
4,550,766	Asurion LLC 1 mo. USD LIBOR + 3.000%, 5.50%, 11/03/2024	4,474,905
387,075	Genworth Holdings, Inc. 1 mo. USD LIBOR + 4.500%, 7.01%, 03/07/2023	386,107
1,696,475	Hub International Ltd. 2 mo. USD LIBOR + 2.750%, 5.51%, 04/25/2025	1,633,383

		6,494,395

	Internet - 0.0%
1,025,322	Lands’ End, Inc. 1 mo. USD LIBOR + 3.250%, 5.77%, 04/04/2021	959,527

	Leisure Time - 0.0%
3,608,550	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 5.51%, 10/21/2024	3,538,653

	Machinery-Diversified - 0.0%
982,669	Gardner Denver, Inc. 3 mo. USD LIBOR + 2.750%, 5.25%, 07/30/2024	975,918

	Media - 0.1%
3,091,638	PSAV Holdings LLC 3 mo. USD LIBOR + 3.250%, 5.88%, 03/01/2025	2,949,948
2,326,085	Shutterfly, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 08/17/2024	2,266,956

		5,216,904

	Semiconductors - 0.0%
1,175,633	Microchip Technology, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 05/29/2025	1,155,060

	Software - 0.0%
1,562,375	SS&C Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 4.75%, 04/16/2025	1,529,910

	Total Senior Floating Rate Interests (cost $29,030,748)	$28,389,805

U.S. Government Securities - 0.7%
	U.S. Treasury Securities - 0.7%
	U.S. Treasury Bonds - 0.4%
$ 14,800,000	4.25%, 11/15/2040	$17,971,594
20,345,000	4.38%, 02/15/2038	25,048,986
	U.S. Treasury Notes - 0.3%
10,935,000	2.50%, 01/31/2021	10,942,687
6,605,000	2.50%, 01/15/2022	6,616,353
14,370,000	2.88%, 11/30/2023(12)(13)	14,657,400

		32,216,440

		75,237,020

	Total U.S. Government Securities (cost $74,242,143)	$75,237,020

Convertible Bonds - 0.1%
	Commercial Services - 0.0%
1,200,000	Cardtronics, Inc. 1.00%, 12/01/2020	1,134,193

	Media - 0.0%
1,620,000	DISH Network Corp. 3.38%, 08/15/2026	1,376,190

	Oil & Gas - 0.0%
1,415,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019(8)	1,839

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Semiconductors - 0.0%
	Microchip Technology, Inc.
$ 563,000	1.63%, 02/15/2027		$602,410
579,000	2.25%, 02/15/2037		629,489

			1,231,899

	Software - 0.1%
2,226,000	Western Digital Corp. 1.50%, 02/01/2024(2)		1,911,698

	Total Convertible Bonds (cost $7,853,895)		$5,655,819

Escrows - 0.0%(14)
	Utilities - 0.0%
3,799,308	TCEH Corp.*(15)(16)		4

	Total Escrows (cost $—)		$4

	Total Long-Term Investments (cost $10,846,948,168)		$11,274,306,206

Short-Term Investments - 1.8%
	Other Investment Pools & Funds - 1.5%
176,439,348	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(17)		176,439,348

	Securities Lending Collateral - 0.3%
1,615,335	Citibank NA DDCA, 2.39%, 2/1/2019(17)		1,615,335
17,943,554	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(17)		17,943,554
7,146,421	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(17)		7,146,421
980,352	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(17)		980,352
4,186,896	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(17)		4,186,896
434,142	Western Asset Institutional Government Class A Fund, Institutional Class, 2.25%(17)		434,142

			32,306,700

	Total Short-Term Investments (cost $208,746,048)		$208,746,048

	Total Investments (cost $11,055,694,216)	99.8%	$11,483,052,254
	Other Assets and Liabilities	0.2%	24,869,531

	Total Net Assets	100.0%	$11,507,921,785

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2019.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $1,185,770,538, representing 10.3% of net assets.

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $9,875,120 at January 31, 2019.
(4)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $272,094,920, representing 2.4% of net assets.

(7)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(8)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(9)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(10)	Security is a zero-coupon bond.
(11)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2019.

(12)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(13)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(14)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(15)	Investment valued using significant unobservable inputs.
(16)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2019, the aggregate fair value of this security was $4, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(17)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	1,686	03/29/2019	$357,985,221	$1,423,346
U.S. Treasury 5-Year Note Future	5,286	03/29/2019	607,146,656	9,583,319
U.S. Treasury Long Bond Future	506	03/20/2019	74,223,875	2,860,053
U.S. Treasury Ultra Bond Future	389	03/20/2019	62,677,625	1,158,192

Total				$15,024,910

Short position contracts:
Euro BUXL 30-Year Bond Future	26	03/07/2019	$5,531,117	$(207,459)
Euro-BOBL Future	102	03/07/2019	15,519,465	(50,235)
Euro-Bund Future	125	03/07/2019	23,703,226	(383,283)
U.S. Treasury 10-Year Note Future	7,612	03/20/2019	932,232,125	(23,094,401)

Total				$(23,735,378)

Total futures contracts				$(8,710,468)

Foreign Currency Contracts Outstanding at January 31, 2019
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation

29,310,000	ARS	749,501	USD	MSC	03/20/19	$—	$(3,130)
2,990,000	BRL	767,158	USD	MSC	03/06/19	50,917	—
567,700,000	CLP	830,882	USD	JPM	03/20/19	34,829	—
298,600,000	CLP	438,988	USD	HSBC	03/20/19	16,360	—
207,400,000	CLP	310,945	USD	BCLY	03/20/19	5,329	—
2,567,200,000	COP	807,105	USD	MSC	03/20/19	18,084	—
1,414,000,000	COP	445,004	USD	CBK	03/20/19	9,506	—
971,700,000	COP	306,917	USD	CBK	03/20/19	5,422	—
18,620,000	CZK	823,311	USD	BNP	03/20/19	5,319	—

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

7,510,000	CZK	331,994	USD	CBK	03/20/19	$2,217	$ —
9,850,000	CZK	440,263	USD	GSC	03/20/19	—	(1,917)
26,150,000	EGP	1,384,330	USD	GSC	06/19/19	35,017	—
5,480,000	EGP	289,794	USD	GSC	07/09/19	5,933	—
190,000	EUR	215,419	USD	BNP	02/28/19	2,568	—
2,962,000	EUR	3,389,784	USD	BNP	03/20/19	14,811	—
327,000	EUR	375,167	USD	GSC	03/20/19	695	—
273,000	EUR	314,559	USD	JPM	03/20/19	—	(766)
1,518,000	EUR	1,753,912	USD	CBK	03/20/19	—	(9,086)
6,690,000	MXN	341,976	USD	JPM	03/20/19	5,292	—
4,660,000	MXN	243,759	USD	CSFB	03/20/19	—	(1,865)
5,525,000	PEN	1,629,793	USD	BNP	03/20/19	27,955	—
1,035,000	PEN	307,990	USD	CBK	03/20/19	2,557	—
44,970,000	PHP	847,691	USD	DEUT	03/20/19	12,137	—
23,020,000	PHP	436,398	USD	MSC	03/20/19	3,745	—
6,210,000	PLN	1,641,867	USD	BNP	03/20/19	28,847	—
2,475,000	PLN	655,508	USD	CBK	03/20/19	10,357	—
3,380,000	PLN	899,307	USD	GSC	03/20/19	10,035	—
55,230,000	RUB	821,722	USD	JPM	03/20/19	17,632	—
30,290,000	RUB	447,878	USD	GSC	03/20/19	12,452	—
19,630,000	RUB	294,966	USD	CBK	03/20/19	3,359	—
5,005,000	TRY	884,073	USD	GSC	03/20/19	58,786	—
4,100,000	TRY	756,109	USD	GSC	03/20/19	16,263	—
766,666	USD	2,990,000	BRL	DEUT	03/06/19	—	(51,409)
93,075	USD	64,200,000	CLP	CBK	03/20/19	—	(4,827)
68,535	USD	225,300,000	COP	CBK	03/20/19	—	(3,884)
94,098	USD	2,110,000	CZK	GSC	03/20/19	199	—
9,993,095	USD	8,801,000	EUR	GSC	02/28/19	—	(104,288)
1,580,261	USD	1,375,000	EUR	JPM	03/20/19	—	(197)
1,507,587	USD	1,313,000	EUR	SSG	03/20/19	—	(1,608)
2,974,180	USD	2,592,000	EUR	CBK	03/20/19	—	(5,128)
1,133,583	USD	996,000	EUR	SSG	03/20/19	—	(11,244)
1,544,355	USD	1,356,000	EUR	MSC	03/20/19	—	(14,264)
59,649,542	USD	52,185,000	EUR	BOA	03/20/19	—	(333,162)
21,080	USD	16,000	GBP	BNP	02/28/19	64	—
58,072	USD	1,170,000	MXN	CSFB	03/20/19	—	(2,661)
459,132	USD	9,490,000	MXN	JPM	03/20/19	—	(33,480)
191,850	USD	645,000	PEN	BNP	03/20/19	—	(1,679)
115,758	USD	6,200,000	PHP	BCLY	03/20/19	—	(2,786)
199,774	USD	745,000	PLN	HSBC	03/20/19	—	(658)
85,553	USD	5,910,000	RUB	BCLY	03/20/19	—	(4,264)
212,126	USD	1,170,000	TRY	HSBC	03/20/19	—	(8,283)
828,786	USD	11,082,000	ZAR	BOA	03/20/19	—	(2,039)
170,301	USD	2,480,000	ZAR	SSG	03/20/19	—	(15,627)
902,750	USD	13,033,000	ZAR	GSC	03/20/19	—	(74,343)
5,470,000	ZAR	388,388	USD	JPM	03/20/19	21,702	—
5,340,000	ZAR	387,378	USD	GSC	03/20/19	12,966	—

Total						$451,355	$ (692,595)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Currency Abbreviations:
ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CMT	Constant Maturity Treasury Index

Other Abbreviations:
ADR	American Depositary Receipt
CJSC	Closed Joint Stock Company
DDCA	Dollars on Deposit in Custody Account
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

Municipal Abbreviations:
GO	General Obligation

The Hartford Balanced Income Fund

Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$28,930,244	$—	$28,930,244	$—
Banks	712,151,708	712,151,708	—	—
Capital Goods	321,989,775	274,355,024	47,634,751	—
Consumer Services	29,224,988	29,224,988	—	—
Diversified Financials	21,725,702	21,725,702	—	—
Energy	568,761,447	568,761,447	—	—
Food & Staples Retailing	18,875,720	18,875,720	—	—
Food, Beverage & Tobacco	347,567,167	311,366,327	36,200,840	—
Health Care Equipment & Services	154,097,027	89,173,754	64,923,273	—
Household & Personal Products	160,935,210	160,935,210	—	—
Insurance	296,719,470	296,719,470	—	—
Materials	181,879,356	181,879,356	—	—
Media & Entertainment	105,044,034	105,044,034	—	—
Pharmaceuticals, Biotechnology & Life Sciences	729,217,954	583,833,309	145,384,645	—
Real Estate	88,793,990	88,793,990	—	—
Retailing	77,693,204	77,693,204	—	—
Semiconductors & Semiconductor Equipment	341,297,457	341,297,457	—	—
Technology Hardware & Equipment	162,892,297	162,892,297	—	—
Telecommunication Services	224,610,297	224,610,297	—	—
Transportation	64,393,922	64,393,922	—	—
Utilities	449,741,207	449,741,207	—	—
Preferred Stocks	770,245	770,245	—	—
Corporate Bonds	5,553,038,393	—	5,553,038,393	—
Foreign Government Obligations	519,384,970	—	519,384,970	—
Municipal Bonds	5,287,774	—	5,287,774	—
Senior Floating Rate Interests	28,389,805	—	28,389,805	—
U.S. Government Securities	75,237,020	—	75,237,020	—
Convertible Bonds	5,655,819	—	5,655,819	—
Escrows	4	—	—	4
Short-Term Investments	208,746,048	208,746,048	—	—
Foreign Currency Contracts(2)	451,355	—	451,355	—
Futures Contracts(2)	15,024,910	15,024,910	—	—

Total	$11,498,528,519	$4,988,009,626	$6,510,518,889	$4

Liabilities
Foreign Currency Contracts(2)	$(692,595)	$—	$(692,595)	$—
Futures Contracts(2)	(23,735,378)	(23,735,378)	—	—

Total	$(24,427,973)	$(23,735,378)	$(692,595)	$—

(1)	For the period ended January 31, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2019 is not presented.

The Hartford Capital Appreciation Fund

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.6%
	Automobiles & Components - 1.1%
431,386	Aptiv plc	$34,135,574
100,369	Cie Generale des Etablissements Michelin SCA	10,902,270
112,725	Delphi Technologies plc	2,018,905
117,505	Ferrari N.V.	14,630,560
380,416	Valeo S.A.	11,900,787

		73,588,096

	Banks - 2.8%
1,683,132	Bank of America Corp.	47,918,768
117,615	First Republic Bank	11,365,137
510,648	HDFC Bank Ltd.	14,934,228
3,661	HDFC Bank Ltd. ADR	359,583
255,663	JP Morgan Chase & Co.	26,461,121
1,461,478	KeyCorp.	24,070,543
444,292	PNC Financial Services Group, Inc.	54,501,300
348,310	Sumitomo Mitsui Financial Group, Inc.	12,957,817

		192,568,497

	Capital Goods - 4.7%
186,642	3M Co.	37,384,393
292,565	AerCap Holdings N.V.*	13,826,622
75,830	Airbus SE	8,740,164
316,207	General Dynamics Corp.	54,125,152
806,800	Harry’s Manufacturing, Inc.*(1)(2)(3)	10,682,032
286,510	Ingersoll-Rand plc	28,662,460
143,525	L3 Technologies, Inc.	28,257,202
217,495	Lockheed Martin Corp.	63,006,126
148,292	Northrop Grumman Corp.	40,861,861
123,478	Rockwell Automation, Inc.	20,931,991
134,421	Safran S.A.	17,661,459

		324,139,462

	Commercial & Professional Services - 2.8%
126,936	CoStar Group, Inc.*	49,598,973
246,889	Equifax, Inc.	26,422,061
291,040	IHS Markit Ltd.*	15,110,797
184,075	Intertek Group plc	11,878,201
4,595	Klarna Holding AB*(1)(2)(3)	572,829
734,251	Republic Services, Inc.	56,324,394
269,474	TransUnion	16,389,409
205,858	Waste Connections, Inc.	17,201,494

		193,498,158

	Consumer Durables & Apparel - 3.7%
1,394,894	NIKE, Inc. Class B	114,213,921
119,375	Sony Corp.	5,981,515
297,537	Tapestry, Inc.	11,517,657
1,528,863	Under Armour, Inc. Class A*	31,708,619
3,047,228	Under Armour, Inc. Class C*	57,714,498
351,562	VF Corp.	29,590,973

		250,727,183

	Consumer Services - 4.7%
99,864	Chipotle Mexican Grill, Inc.*	52,888,973
56,191	Domino’s Pizza, Inc.	15,943,073
5,654,566	DraftKings, Inc.*(1)(2)(3)	14,416,655
697,473	Hilton Worldwide Holdings, Inc.	51,947,789
883,506	Las Vegas Sands Corp.	51,561,410
292,805	Marriott Vacations Worldwide Corp.	25,924,955
412,822	McDonald’s Corp.	73,804,317
156,768	New Oriental Education & Technology Group, Inc. ADR*	12,077,407
172,542	Royal Caribbean Cruises Ltd.	20,713,667

		319,278,246

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Diversified Financials - 4.3%
914,486	American Express Co.	$93,917,712
270,090	Intercontinental Exchange, Inc.	20,732,108
1,339,319	J2 Acquisition Ltd.*(4)	11,989,577
1,087,552	Morgan Stanley	46,003,450
2,355,348	SLM Corp.*	25,225,777
429,854	State Street Corp.	30,476,649
1,180,901	TD Ameritrade Holding Corp.	66,071,411

		294,416,684

	Energy - 1.5%
170,150	Concho Resources, Inc.*	20,390,776
176,706	Diamondback Energy, Inc.	18,221,923
2,141,995	Encana Corp.	14,704,361
277,266	EOG Resources, Inc.	27,504,787
360,781	Total S.A.	19,778,419

		100,600,266

	Food & Staples Retailing - 1.9%
155,011	Costco Wholesale Corp.	33,270,011
1,050,301	Walmart, Inc.	100,650,345

		133,920,356

	Food, Beverage & Tobacco - 4.4%
764,092	Altria Group, Inc.	37,707,940
1,498,501	Coca-Cola Co.	72,122,853
1,732,041	Diageo plc	66,105,795
417,581	Lamb Weston Holdings, Inc.	30,191,106
289,945	Monster Beverage Corp.*	16,596,452
578,902	PepsiCo., Inc.	65,224,888
914,640	Treasury Wine Estates Ltd.	10,293,367

		298,242,401

	Health Care Equipment & Services - 9.3%
158,453	Align Technology, Inc.*	39,446,874
885,855	Baxter International, Inc.	64,215,629
114,079	Becton Dickinson and Co.	28,458,147
643,046	Danaher Corp.	71,326,662
334,475	Haemonetics Corp.*	33,082,922
380,964	Hologic, Inc.*	16,914,802
460,290	Insulet Corp.*	37,370,945
327,769	Koninklijke Philips N.V.	12,922,316
1,404,976	Medtronic plc	124,185,829
250,114	Penumbra, Inc.*	36,394,088
314,143	Stryker Corp.	55,782,373
65,706	Teleflex, Inc.	17,970,591
192,580	UnitedHealth Group, Inc.	52,035,116
277,390	Veeva Systems, Inc. Class A*	30,252,153
57,960	WellCare Health Plans, Inc.*	16,024,781

		636,383,228

	Household & Personal Products - 0.9%
934,782	Colgate-Palmolive Co.	60,461,700

	Insurance - 4.4%
956,370	Aflac, Inc.	45,618,849
508,843	Arthur J Gallagher & Co.	38,015,660
477,332	Chubb Ltd.	63,509,023
350,293	Lincoln National Corp.	20,488,638
489,151	Marsh & McLennan Cos., Inc.	43,138,227
1,337,083	Ping An Insurance Group Co. of China Ltd. Class H	13,017,249
247,921	Tokio Marine Holdings, Inc.	12,139,623
537,892	Unum Group	18,697,126
297,742	Willis Towers Watson plc	48,469,420

		303,093,815

	Materials - 3.4%
340,402	Anglo American plc	8,699,237
387,224	CF Industries Holdings, Inc.	16,902,328

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

307,214	Eastman Chemical Co.	$24,767,593
298,467	FMC Corp.	23,817,666
1,669,739	Freeport-McMoRan, Inc.	19,435,762
478,646	Linde plc	78,024,084
716,679	Mosaic Co.	23,134,398
391,707	Nucor Corp.	23,988,137
117,871	Packaging Corp. of America	11,117,593

		229,886,798

	Media & Entertainment - 4.6%
56,695	Alphabet, Inc. Class A*	63,832,334
10,933	Alphabet, Inc. Class C*	12,205,273
37,457	Charter Communications, Inc. Class A*	12,400,140
437,588	Facebook, Inc. Class A*	72,941,544
157,205	Netflix, Inc.*	53,371,098
558,005	Ocean Outdoor Ltd.*(4)	4,352,439
392,396	Spotify Technology S.A.*	53,150,038
356,857	Tencent Holdings Ltd.	15,885,340
544,780	Yandex N.V. Class A*	18,293,712
163,540	Zillow Group, Inc. Class A*	5,692,827

		312,124,745

	Pharmaceuticals, Biotechnology & Life Sciences - 7.2%
257,812	Agilent Technologies, Inc.	19,606,603
315,402	Alkermes plc*	10,367,264
156,294	Allergan plc	22,503,210
202,716	Alnylam Pharmaceuticals, Inc.*	16,932,868
432,926	Bausch Health Cos., Inc.*	10,628,333
62,846	BeiGene Ltd. ADR*	8,137,300
477,829	Bristol-Myers Squibb Co.	23,590,418
706,230	Elanco Animal Health, Inc.*(5)	20,607,791
407,178	Exact Sciences Corp.*	36,678,594
404,199	Gilead Sciences, Inc.	28,297,972
244,978	Heron Therapeutics, Inc.*	6,589,908
277,136	Ionis Pharmaceuticals, Inc.*	16,073,888
719,382	Johnson & Johnson	95,735,357
906,723	Merck & Co., Inc.	67,487,393
27,584	Mettler-Toledo International, Inc.*	17,603,005
438,912	Moderna, Inc.*(1)(2)(3)	6,779,971
1,522,797	Pfizer, Inc.	64,642,733
312,245	Teva Pharmaceutical Industries Ltd. ADR*	6,198,063
69,249	Thermo Fisher Scientific, Inc.	17,012,402

		495,473,073

	Real Estate - 4.7%
714,591	American Tower Corp. REIT	123,509,908
233,462	AvalonBay Communities, Inc. REIT	45,039,489
310,414	Crown Castle International Corp. REIT	36,337,063
34,910	Equinix, Inc. REIT	13,754,540
679,300	Mitsui Fudosan Co., Ltd. REIT	16,503,492
270,164	Public Storage REIT	57,415,253
140,469	Simon Property Group, Inc. REIT	25,582,214
55,763	WeWork Companies, Inc. Class A*(1)(2)(3)	3,791,884

		321,933,843

	Retailing - 5.8%
195,910	Alibaba Group Holding Ltd. ADR*	33,008,876
66,873	Amazon.com, Inc.*	114,936,631
13,853	Booking Holdings, Inc.*	25,389,917
154,254	CarMax, Inc.*	9,067,050
336,545	Delivery Hero SE*(4)	12,429,724
368,642	Expedia Group, Inc.	43,960,558
128,682	Home Depot, Inc.	23,617,007
10,615	JAND, Inc. Class A*(1)(2)(3)	140,012
1,710,949	Just Eat plc*	15,635,451
362,030	Lowe’s Cos., Inc.	34,812,805
1,066,531	TJX Cos., Inc.	53,038,587

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

316,327	Tory Burch LLC*(1)(2)(3)	$17,616,233
142,961	Wayfair, Inc. Class A*(5)	15,648,511

		399,301,362

	Semiconductors & Semiconductor Equipment - 3.0%
1,985,610	Advanced Micro Devices, Inc.*	48,468,740
311,982	Analog Devices, Inc.	30,842,541
56,348	Broadcom, Inc.	15,115,351
1,318,479	Micron Technology, Inc.*	50,392,267
501,071	NXP Semiconductors N.V.	43,608,209
2,141,180	Taiwan Semiconductor Manufacturing Co., Ltd.	15,883,198

		204,310,306

	Software & Services - 11.3%
142,569	2U, Inc.*	8,105,048
296,443	Accenture plc Class A	45,518,823
63,789	Adobe, Inc.*	15,808,190
182,173	Autodesk, Inc.*	26,815,866
168,666	DXC Technology Co.	10,814,864
223,689	FleetCor Technologies, Inc.*	45,142,677
696,095	Genpact Ltd.	20,764,514
277,093	Global Payments, Inc.	31,112,002
667,593	GoDaddy, Inc. Class A*	45,816,907
586,542	Guidewire Software, Inc.*	50,841,460
29,650	Intuit, Inc.	6,399,063
592,271	Microsoft Corp.	61,850,860
558,850	Nuance Communications, Inc.*	8,868,949
423,410	PayPal Holdings, Inc.*	37,581,872
426,911	salesforce.com, Inc.*	64,877,665
269,213	ServiceNow, Inc.*	59,232,244
236,678	Shopify, Inc. Class A*	39,873,143
198,662	Splunk, Inc.*	24,800,964
651,628	SS&C Technologies Holdings, Inc.	33,552,326
318,622	Verint Systems, Inc.*	15,411,746
122,884	VeriSign, Inc.*	20,800,575
286,259	Visa, Inc. Class A	38,647,828
59,789	WEX, Inc.*	9,645,759
289,608	Workday, Inc. Class A*	52,572,540
105,190	Zuora, Inc. Class A*	2,276,312

		777,132,197

	Technology Hardware & Equipment - 1.7%
251,942	Apple, Inc.	41,933,227
200,592	CDW Corp.	16,703,296
812,820	Flex Ltd.*	7,819,328
630,252	TE Connectivity Ltd.	51,018,899
34,612	Western Digital Corp.	1,557,194

		119,031,944

	Telecommunication Services - 2.5%
1,836,398	AT&T, Inc.	55,202,124
727,090	T-Mobile US, Inc.*	50,620,006
1,139,477	Verizon Communications, Inc.	62,739,603

		168,561,733

	Transportation - 2.9%
807,043	Canadian National Railway Co.	67,348,274
927,141	CSX Corp.	60,913,164
182,257	Expeditors International of Washington, Inc.	12,630,410
377,653	Union Pacific Corp.	60,073,263

		200,965,111

	Utilities - 2.0%
373,109	Dominion Energy, Inc.	26,207,176
483,758	NRG Energy, Inc.	19,790,540
192,190	PG&E Corp.*	2,498,470
297,952	Sempra Energy	34,854,425

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

1,074,471	Southern Co.	$52,219,290

		135,569,901

	Total Common Stocks (cost $6,278,483,862)	$6,545,209,105

Preferred Stocks - 2.7%
	Commercial & Professional Services - 0.0%
33,739	Rubicon Global Holdings LLC Series C(1)(2)(3)	898,807

	Consumer Services - 0.0%
10,074	Airbnb, Inc. Series E*(1)(2)(3)	1,103,909

	Diversified Financials - 0.1%
348,919	Social Finance, Inc. Series F(1)(2)(3)	5,673,423

	Real Estate - 1.4%
762,484	WeWork Companies, Inc. Class D-1(1)(2)(3)	51,848,912
599,094	WeWork Companies, Inc. Class D-2(1)(2)(3)	40,738,392

		92,587,304

	Retailing - 0.2%
448,670	Coupang LLC (1)(2)(3)	2,557,778
278,194	Honest Co., Inc. (1)(2)(3)	10,220,848
23,702	JAND, Inc. Series D(1)(2)(3)	322,584

		13,101,210

	Software & Services - 1.0%
566,622	Essence Group Holdings Corp. Series 3(1)(2)(3)	1,269,233
77,707	Lookout, Inc. Series F(1)(2)(3)	574,255
95,031	MarkLogic Corp. Series F(1)(2)(3)	950,310
2,286,050	Pinterest, Inc. Series G*(1)(2)(3)	11,133,063
47,064	Sharecare, Inc. Series B2(1)(2)(3)	10,516,921
1,025,459	Uber Technologies, Inc. Series D*(1)(2)(3)	44,556,194

		68,999,976

	Total Preferred Stocks (cost $91,152,544)	$182,364,629

Convertible Preferred Stocks - 0.0%
	Retailing - 0.0%
28,025	Honest Co., Inc. Series C(1)(2)(3)	869,896

	Total Convertible Preferred Stocks (cost $758,281)	$869,896

Escrows - 0.0%(6)
	Capital Goods - 0.0%
372,334	Lithium Technology Corp.*(1)(2)(3)	3,723

	Consumer Durables & Apparel - 0.0%
83,332	One Kings Lane, Inc.*(1)(2)(3)	15,000

	Software & Services - 0.0%
143,626	Birst, Inc.*(1)(2)(3)	7,469
143,626	Birst, Inc. Earnout*(1)(2)(3)	—
58,205	Veracode, Inc.*(1)(2)(3)	31,663

		39,132

	Total Escrows (cost $—)	$57,855

Warrants - 0.0%
	Diversified Financials - 0.0%
1,365,300	J2 Acquisition Ltd. Expires 9/7/27*	389,110

	Total Warrants (cost $13,653)	$389,110

Closed End Funds - 0.5%
	Other Investment Pools & Funds - 0.5%
518,200	Altaba, Inc.*	35,501,882

	Total Closed Funds (cost $35,102,297)	$35,501,882

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Total Long-Term Investments (cost $6,405,510,637)		$6,764,392,477

Short-Term Investments - 3.0%
	Other Investment Pools & Funds - 2.7%
180,167,342	Fidelity Institutional Government Fund, Institutional Class, 2.31%(7)		$180,167,342

	Securities Lending Collateral - 0.3%
1,101,309	Citibank NA DDCA, 2.39%, 2/1/2019(7)		1,101,309
12,233,620	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(7)		12,233,620
4,872,312	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(7)		4,872,312
668,388	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(7)		668,388
2,854,557	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(7)		2,854,557
295,991	Western Asset Institutional Government Class A Fund, Institutional Class, 2.25%(7)		295,991

			22,026,177

	Total Short-Term Investments (cost $202,193,519)		$202,193,519

	Total Investments (cost $6,607,704,156)	101.8%	$6,966,585,996
	Other Assets and Liabilities	(1.8)%	(123,721,253)

	Total Net Assets	100.0%	$6,842,864,743

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2019, the aggregate fair value of these securities was $237,291,996, which represented 3.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $237,291,996 or 3.5% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
06/2015	Airbnb, Inc. Series E Preferred	10,074	$937,833	$1,103,909
03/2015	Birst, Inc. Earnout	143,626	—	—
03/2015	Birst, Inc.	143,626	—	7,469
11/2014	Coupang LLC Preferred	448,670	1,396,764	2,557,778
12/2014	DraftKings, Inc.	5,654,566	20,596,932	14,416,655
05/2014	Essence Group Holdings Corp. Series 3 Preferred	566,622	895,999	1,269,233
06/2015	Harry’s Manufacturing, Inc.	806,800	10,846,942	10,682,032
08/2015	Honest Co., Inc. Preferred	278,194	12,728,766	10,220,848

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

08/2014	Honest Co., Inc. Series C Convertible Preferred	28,025	758,281	$869,896
04/2015	JAND, Inc. Class A	10,615	121,916	140,012
04/2015	JAND, Inc. Series D Preferred	23,702	272,225	322,584
08/2015	Klarna Holding AB	4,595	503,982	572,829
08/2012	Lithium Technology Corp.	372,334	—	3,723
07/2014	Lookout, Inc. Series F Preferred	77,707	887,655	574,255
04/2015	MarkLogic Corp. Series F Preferred	95,031	1,103,709	950,310
12/2014	Moderna, Inc.	438,912	5,900,771	6,779,971
01/2014	One Kings Lane, Inc.	83,332	—	15,000
03/2015	Pinterest, Inc. Series G Preferred	2,286,050	16,411,763	11,133,063
09/2015	Rubicon Global Holdings LLC Series C Preferred	33,739	673,447	898,807
03/2015	Sharecare, Inc. Series B2 Preferred	47,064	11,759,882	10,516,921
09/2015	Social Finance, Inc. Series F Preferred	348,919	5,504,651	5,673,423
11/2013	Tory Burch LLC	316,327	24,792,581	17,616,233
06/2014	Uber Technologies, Inc. Series D Preferred	1,025,459	15,907,997	44,556,194
04/2017	Veracode, Inc.	58,205	—	31,663
12/2014	WeWork Companies, Inc. Class A	55,763	928,519	3,791,884
12/2014	WeWork Companies, Inc. Class D-1 Preferred	762,484	12,696,243	51,848,912
12/2014	WeWork Companies, Inc. Class D-2 Preferred	599,094	9,975,610	40,738,392

			$155,602,468	$237,291,996

(4)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $28,771,740, representing 0.4% of net assets.

(5)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(7)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2019

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 (E-Mini) Future	564	03/15/2019	$76,266,900	$6,122,466

Total futures contracts				$6,122,466

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

The Hartford Capital Appreciation Fund

Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$73,588,096	$36,154,479	$37,433,617	$—
Banks	192,568,497	164,676,452	27,892,045	—
Capital Goods	324,139,462	287,055,807	26,401,623	10,682,032
Commercial & Professional Services	193,498,158	181,047,128	11,878,201	572,829
Consumer Durables & Apparel	250,727,183	244,745,668	5,981,515	—
Consumer Services	319,278,246	304,861,591	—	14,416,655
Diversified Financials	294,416,684	282,427,107	11,989,577	—
Energy	100,600,266	80,821,847	19,778,419	—
Food & Staples Retailing	133,920,356	133,920,356	—	—
Food, Beverage & Tobacco	298,242,401	221,843,239	76,399,162	—
Health Care Equipment & Services	636,383,228	623,460,912	12,922,316	—
Household & Personal Products	60,461,700	60,461,700	—	—
Insurance	303,093,815	277,936,943	25,156,872	—
Materials	229,886,798	221,187,561	8,699,237	—
Media & Entertainment	312,124,745	296,239,405	15,885,340	—
Pharmaceuticals, Biotechnology & Life Sciences	495,473,073	488,693,102	—	6,779,971
Real Estate	321,933,843	301,638,467	16,503,492	3,791,884
Retailing	399,301,362	353,479,942	28,065,175	17,756,245
Semiconductors & Semiconductor Equipment	204,310,306	188,427,108	15,883,198	—
Software & Services	777,132,197	777,132,197	—	—
Technology Hardware & Equipment	119,031,944	119,031,944	—	—
Telecommunication Services	168,561,733	168,561,733	—	—
Transportation	200,965,111	200,965,111	—	—
Utilities	135,569,901	135,569,901	—	—
Preferred Stocks	182,364,629	—	—	182,364,629
Convertible Preferred Stocks	869,896	—	—	869,896
Escrows	57,855	—	—	57,855
Warrants	389,110	389,110	—	—
Closed End Funds	35,501,882	35,501,882	—	—
Short-Term Investments	202,193,519	202,193,519	—	—
Futures Contracts(2)	6,122,466	6,122,466	—	—

Total	$6,972,708,462	$6,394,546,677	$340,869,789	$237,291,996

(1)	For the period ended January 31, 2019, investments valued at $5,342,898 were transferred out of Level 3 due to the expiration of trading restrictions and there were no transfers in to Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended January 31, 2019:

	Common Stocks	Preferred Stocks	Convertible Preferred Stocks	Escrows	Total

Beginning balance	$50,975,578	$185,270,623	$857,565	$85,346	$237,189,112
Purchases	5,900,771	-	-	-	5,900,771
Sales	-	(5,900,771)	-	(30,545)	(5,931,316)
Accrued discounts/(premiums)	-	-	-	-	-
Total realized gain/(loss)				30,545	30,545
Net change in unrealized appreciation/depreciation	2,466,165	2,994,777	12,331	(27,491)	5,445,782
Transfers into Level 3	-	-	-	-	-
Transfers out of Level 3	(5,342,898)	-	-	-	(5,342,898)

Ending balance	$53,999,616	$182,364,629	$869,896	$57,855	$237,291,996

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at January 31, 2019 was $9,198,212.

The Hartford Checks and Balances Fund

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 99.7%
	Domestic Equity Funds - 67.3%
15,498,722	The Hartford Capital Appreciation Fund, Class F		$510,837,881
21,985,129	The Hartford Dividend and Growth Fund, Class F		503,459,443

	Total Domestic Equity Funds (cost $1,116,007,947)		$1,014,297,324

	Taxable Fixed Income Funds - 32.4%
12,428,801	Hartford Total Return Bond ETF		487,954,727

	Total Taxable Fixed Income Funds (cost $479,339,685)		$487,954,727

	Total Affiliated Investment Companies (cost $1,595,347,632)		$1,502,252,051

	Total Long-Term Investments (cost $1,595,347,632)		$1,502,252,051

Short-Term Investments - 0.3%
	Other Investment Pools & Funds - 0.3%
4,092,706	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.29%(1)		4,092,706

	Total Short-Term Investments (cost $4,092,706)		$4,092,706

	Total Investments (cost $1,599,440,338)	100.0%	$1,506,344,757
	Other Assets and Liabilities	0.0%	(295,686)

	Total Net Assets	100.0%	$1,506,049,071

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ETF	Exchange-Traded Fund

The Hartford Checks and Balances Fund

Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Affiliated Investment Companies	$1,502,252,051	$1,502,252,051	$—	$—
Short-Term Investments	4,092,706	4,092,706	—	—

Total	$1,506,344,757	$1,506,344,757	$—	$—

(1)	For the period ended January 31, 2019, there were no transfers in and out of Level 3.

The Hartford Conservative Allocation Fund

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 99.7%
	Domestic Equity Funds - 27.7%
338,542	Hartford Core Equity Fund, Class F		$9,804,166
115,797	Hartford Multifactor US Equity ETF		3,524,861
251,377	Hartford Quality Value Fund, Class F		4,572,547
209,400	Hartford Small Cap Value Fund, Class F		2,093,995
409,903	The Hartford Equity Income Fund, Class F		7,353,661
91,817	The Hartford Growth Opportunities Fund, Class F		3,528,543
110,103	The Hartford MidCap Fund, Class F		3,087,297

	Total Domestic Equity Funds (cost $34,561,047)		$33,965,070

	International/Global Equity Funds - 8.8%
125,648	Hartford Emerging Markets Equity Fund, Class F		1,114,501
127,924	Hartford Multifactor Developed Markets (ex-US) ETF		3,516,631
426,934	Hartford Schroders International Multi-Cap Value Fund, Class F		3,821,062
169,817	The Hartford International Opportunities Fund, Class F		2,426,690

	Total International/Global Equity Funds (cost $11,318,066)		$10,878,884

	Multi-Strategy Funds - 2.0%
285,761	The Hartford Global Real Asset Fund, Class F		2,511,835

	Total Multi-Strategy Funds (cost $2,547,866)		$2,511,835

	Taxable Fixed Income Funds - 61.2%
568,102	Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Class F		5,175,408
253,458	Hartford Short Duration ETF		10,161,131
387,143	Hartford Total Return Bond ETF		15,199,234
493,823	The Hartford Inflation Plus Fund, Class F		5,076,497
1,791,610	The Hartford Quality Bond Fund, Class F		17,414,452
1,008,126	The Hartford Strategic Income Fund, Class F		8,417,855
1,292,674	The Hartford World Bond Fund, Class F		13,663,568

	Total Taxable Fixed Income Funds (cost $76,158,973)		$75,108,145

	Total Affiliated Investment Companies (cost $124,585,952)		$122,463,934

	Total Long-Term Investments (cost $124,585,952)		$122,463,934

Short-Term Investments - 0.3%
	Other Investment Pools & Funds - 0.3%
312,360	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.29%(1)		312,360

	Total Short-Term Investments (cost $312,360)		$312,360

	Total Investments (cost $124,898,312)	100.0%	$122,776,294
	Other Assets and Liabilities	0.0%	(9,613)

	Total Net Assets	100.0%	$122,766,681

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

The Hartford Conservative Allocation Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ETF	Exchange-Traded Fund

The Hartford Conservative Allocation Fund

Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Affiliated Investment Companies	$122,463,934	$122,463,934	$—	$—
Short-Term Investments	312,360	312,360	—	—

Total	$122,776,294	$122,776,294	$—	$—

(1)	For the period ended January 31, 2019, there were no transfers in and out of Level 3.

Hartford Core Equity Fund

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.2%
	Banks - 7.9%
3,558,688	Bank of America Corp.	$101,315,847
1,158,134	Fifth Third Bancorp	31,061,154
969,793	JP Morgan Chase & Co.	100,373,575
597,765	PNC Financial Services Group, Inc.	73,327,833
		306,078,409

	Capital Goods - 7.1%
545,765	AMETEK, Inc.	39,786,268
220,046	Boeing Co.	84,854,139
826,352	Fortune Brands Home & Security, Inc.	37,433,746
209,898	General Dynamics Corp.	35,928,241
297,550	Illinois Tool Works, Inc.	40,856,590
221,822	Snap-on, Inc.	36,820,234
		275,679,218

	Commercial & Professional Services - 2.4%
206,366	Equifax, Inc.	22,085,289
557,896	IHS Markit Ltd.*	28,965,960
553,070	Republic Services, Inc.	42,426,000
		93,477,249

	Consumer Durables & Apparel - 3.1%
832,949	NIKE, Inc. Class B	68,201,864
599,110	VF Corp.	50,427,089
		118,628,953

	Consumer Services - 3.3%
1,073,607	Aramark	35,375,351
416,892	Hilton Worldwide Holdings, Inc.	31,050,116
342,329	McDonald’s Corp.	61,201,578
		127,627,045

	Diversified Financials - 2.0%
381,579	American Express Co.	39,188,163
478,771	Capital One Financial Corp.	38,584,155
		77,772,318

	Energy - 2.1%
644,194	Continental Resources, Inc.*	29,742,437
523,880	EOG Resources, Inc.	51,968,896
		81,711,333

	Food & Staples Retailing - 3.1%
243,065	Costco Wholesale Corp.	52,169,041
718,277	Walmart, Inc.	68,832,485
		121,001,526

	Food, Beverage & Tobacco - 1.6%
148,894	Constellation Brands, Inc. Class A	25,856,932
595,784	Monster Beverage Corp.*	34,102,676
		59,959,608

	Health Care Equipment & Services - 11.6%
716,698	Abbott Laboratories	52,304,620
222,849	Anthem, Inc.	67,523,247
903,658	Baxter International, Inc.	65,506,168
343,643	Danaher Corp.	38,116,882
788,212	Hologic, Inc.*	34,996,613
270,671	Laboratory Corp. of America Holdings*	37,718,004
636,715	Medtronic plc	56,279,239
357,431	UnitedHealth Group, Inc.	96,577,856
		449,022,629

	Household & Personal Products - 4.2%
921,056	Colgate-Palmolive Co.	59,573,902
186,222	Estee Lauder Cos., Inc. Class A	25,404,405

Hartford Core Equity Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

806,302	Procter & Gamble Co.	$77,783,954
		162,762,261

	Insurance - 3.5%
533,256	Allstate Corp.	46,857,204
564,031	Athene Holding Ltd. Class A*	24,196,930
488,555	Chubb Ltd.	65,002,243
		136,056,377

	Materials - 2.1%
555,291	DowDuPont, Inc.	29,880,209
329,537	Ecolab, Inc.	52,122,867
		82,003,076

	Media & Entertainment - 4.5%
94,616	Alphabet, Inc. Class A*	106,527,208
23,134	Alphabet, Inc. Class C*	25,826,104
240,178	Facebook, Inc. Class A*	40,035,271
		172,388,583

	Pharmaceuticals, Biotechnology & Life Sciences - 6.5%
208,071	Allergan plc	29,958,062
661,193	Bristol-Myers Squibb Co.	32,643,098
609,158	Eli Lilly & Co.	73,013,678
801,520	Merck & Co., Inc.	59,657,134
224,806	Thermo Fisher Scientific, Inc.	55,228,090
		250,500,062

	Real Estate - 1.1%
242,969	American Tower Corp. REIT	41,994,762

	Retailing - 3.8%
22,479	Amazon.com, Inc.*	38,635,332
25,715	Booking Holdings, Inc.*	47,130,709
1,184,125	TJX Cos., Inc.	58,886,536
		144,652,577

	Semiconductors & Semiconductor Equipment - 1.9%
693,121	Micron Technology, Inc.*	26,491,085
1,100,276	ON Semiconductor Corp.*	22,049,531
715,396	Teradyne, Inc.	25,747,102
		74,287,718

	Software & Services - 11.2%
757,540	GoDaddy, Inc. Class A*	51,989,970
689,237	Leidos Holdings, Inc.	39,975,746
347,485	Mastercard, Inc. Class A	73,364,508
995,694	Microsoft Corp.	103,980,325
324,099	salesforce.com, Inc.*	49,253,325
745,553	SS&C Technologies Holdings, Inc.	38,388,524
382,131	Total System Services, Inc.	34,242,759
221,114	Workday, Inc. Class A*	40,138,824
		431,333,981

	Technology Hardware & Equipment - 4.5%
410,811	Apple, Inc.	68,375,383
329,429	CDW Corp.	27,431,553
410,641	Motorola Solutions, Inc.	48,008,039
480,002	NetApp, Inc.	30,609,728
		174,424,703

	Telecommunication Services - 1.9%
1,317,693	Verizon Communications, Inc.	72,552,177

	Transportation - 1.0%
221,708	Norfolk Southern Corp.	37,189,300

	Utilities - 4.8%
814,581	American Electric Power Co., Inc.	64,449,649
411,537	NextEra Energy, Inc.	73,656,892

Hartford Core Equity Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

533,700	Pinnacle West Capital Corp.		$47,029,644
			185,136,185

	Total Common Stocks (cost $3,046,483,561)		$3,676,240,050

	Total Long-Term Investments (cost $3,046,483,561)		$3,676,240,050

Short-Term Investments - 4.6%
	Other Investment Pools & Funds - 4.6%
178,631,900	Fidelity Institutional Government Fund, Institutional Class, 2.31%(1)		178,631,900

	Total Short-Term Investments (cost $178,631,900)		$178,631,900
	Total Investments (cost $3,225,115,461)	99.8%	$3,854,871,950
	Other Assets and Liabilities	0.2%	8,758,446

	Total Net Assets	100.0%	$3,863,630,396

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	665	03/15/2019	$89,924,625	$4,713,220

Total futures contracts				$4,713,220

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Core Equity Fund

Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Banks	$306,078,409	$306,078,409	$—	$—
Capital Goods	275,679,218	275,679,218	—	—
Commercial & Professional Services	93,477,249	93,477,249	—	—
Consumer Durables & Apparel	118,628,953	118,628,953	—	—
Consumer Services	127,627,045	127,627,045	—	—
Diversified Financials	77,772,318	77,772,318	—	—
Energy	81,711,333	81,711,333	—	—
Food & Staples Retailing	121,001,526	121,001,526	—	—
Food, Beverage & Tobacco	59,959,608	59,959,608	—	—
Health Care Equipment & Services	449,022,629	449,022,629	—	—
Household & Personal Products	162,762,261	162,762,261	—	—
Insurance	136,056,377	136,056,377	—	—
Materials	82,003,076	82,003,076	—	—
Media & Entertainment	172,388,583	172,388,583	—	—
Pharmaceuticals, Biotechnology & Life Sciences	250,500,062	250,500,062	—	—
Real Estate	41,994,762	41,994,762	—	—
Retailing	144,652,577	144,652,577	—	—
Semiconductors & Semiconductor Equipment	74,287,718	74,287,718	—	—
Software & Services	431,333,981	431,333,981	—	—
Technology Hardware & Equipment	174,424,703	174,424,703	—	—
Telecommunication Services	72,552,177	72,552,177	—	—
Transportation	37,189,300	37,189,300	—	—
Utilities	185,136,185	185,136,185	—	—
Short-Term Investments	178,631,900	178,631,900	—	—
Futures Contracts(2)	4,713,220	4,713,220	—	—

Total	$3,859,585,170	$3,859,585,170	$—	$—

(1)	For the period ended January 31, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The Hartford Dividend and Growth Fund

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.6%
	Automobiles & Components - 0.3%
299,175	Autoliv, Inc.	$23,889,124

	Banks - 10.2%
10,244,276	Bank of America Corp.	291,654,538
1,020,417	Bank of Nova Scotia	58,102,544
1,362,965	Citigroup, Inc.	87,856,724
2,621,643	JP Morgan Chase & Co.	271,340,050
979,000	PNC Financial Services Group, Inc.	120,093,930

		829,047,786

	Capital Goods - 6.0%
614,628	Deere & Co.	100,798,992
605,592	Eaton Corp. plc	46,176,390
587,027	General Dynamics Corp.	100,481,411
2,227,533	Johnson Controls International plc	75,223,789
225,643	Lockheed Martin Corp.	65,366,521
874,397	United Technologies Corp.	103,240,054

		491,287,157

	Consumer Services - 1.0%
1,134,124	Hilton Worldwide Holdings, Inc.	84,469,555

	Diversified Financials - 3.0%
176,807	BlackRock, Inc.	73,389,050
1,202,061	Intercontinental Exchange, Inc.	92,270,202
906,856	Northern Trust Corp.	80,220,482

		245,879,734

	Energy - 9.0%
854,003	BP plc ADR	35,116,603
1,784,676	Chevron Corp.	204,613,103
1,097,510	ConocoPhillips	74,290,452
4,382,577	Encana Corp.(1)	30,152,130
1,701,044	Exxon Mobil Corp.	124,652,504
2,076,896	Halliburton Co.	65,131,459
1,927,833	Hess Corp.	104,102,982
2,875,893	Suncor Energy, Inc.	92,948,862

		731,008,095

	Food & Staples Retailing - 1.5%
1,149,880	Sysco Corp.	73,419,838
532,778	Walmart, Inc.	51,056,116

		124,475,954

	Food, Beverage & Tobacco - 2.8%
1,623,659	Coca-Cola Co.	78,146,708
990,109	PepsiCo., Inc.	111,555,581
547,960	Philip Morris International, Inc.	42,039,491

		231,741,780

	Health Care Equipment & Services - 5.3%
814,047	Abbott Laboratories	59,409,150
1,315,698	CVS Health Corp.	86,244,004
1,420,319	Medtronic plc	125,541,996
425,026	UnitedHealth Group, Inc.	114,842,025
350,348	Universal Health Services, Inc. Class B	46,431,621

		432,468,796

	Household & Personal Products - 0.6%
978,260	Unilever N.V. ADR	52,346,693

	Insurance - 7.3%
1,658,954	American International Group, Inc.	71,716,582
113,963	Brighthouse Financial, Inc.*	4,255,378
1,286,127	Chubb Ltd.	171,119,197
778,295	Marsh & McLennan Cos., Inc.	68,637,836
968,128	MetLife, Inc.	44,214,406

The Hartford Dividend and Growth Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

1,507,194	Principal Financial Group, Inc.	$75,465,204
1,758,493	Prudential Financial, Inc.	162,027,545

		597,436,148

	Materials - 4.3%
541,639	Ball Corp.	28,316,887
1,655,156	DowDuPont, Inc.	89,063,944
726,936	FMC Corp.	58,009,493
1,937,688	International Paper Co.	91,904,542
825,956	PPG Industries, Inc.	87,088,800

		354,383,666

	Media & Entertainment - 5.0%
197,325	Alphabet, Inc. Class A*	222,166,244
5,087,900	Comcast Corp. Class A	186,064,503

		408,230,747

	Pharmaceuticals, Biotechnology & Life Sciences - 9.4%
1,023,076	Agilent Technologies, Inc.	77,804,930
3,152,556	AstraZeneca plc ADR	115,320,499
2,616,144	Bristol-Myers Squibb Co.	129,159,029
636,669	Eli Lilly & Co.	76,311,146
1,685,280	Merck & Co., Inc.	125,435,391
1,017,287	Novartis AG ADR	89,032,958
3,510,449	Pfizer, Inc.	149,018,560

		762,082,513

	Real Estate - 2.7%
526,771	American Tower Corp. REIT	91,047,100
90,885	Essex Property Trust, Inc. REIT	24,648,012
554,471	Simon Property Group, Inc. REIT	100,980,258

		216,675,370

	Retailing - 3.6%
160,840	Alibaba Group Holding Ltd. ADR*	27,099,932
428,897	Expedia Group, Inc.	51,145,967
413,097	Home Depot, Inc.	75,815,692
693,138	Lowe’s Cos., Inc.	66,652,150
1,432,257	TJX Cos., Inc.	71,226,141

		291,939,882

	Semiconductors & Semiconductor Equipment - 2.6%
2,581,411	Intel Corp.	121,636,086
570,943	KLA-Tencor Corp.	60,845,395
270,617	QUALCOMM, Inc.	13,400,954
158,242	Texas Instruments, Inc.	15,931,805

		211,814,240

	Software & Services - 5.9%
322,419	Accenture plc Class A	49,507,437
952,675	DXC Technology Co.	61,085,521
330,130	International Business Machines Corp.	44,376,075
3,089,263	Microsoft Corp.	322,611,735

		477,580,768

	Technology Hardware & Equipment - 4.6%
582,790	Apple, Inc.	96,999,568
2,280,580	Cisco Systems, Inc.	107,848,628
4,031,208	HP, Inc.	88,807,512
686,782	Motorola Solutions, Inc.	80,291,684

		373,947,392

	Telecommunication Services - 3.9%
1,821,017	AT&T, Inc.	54,739,771
4,750,138	Verizon Communications, Inc.	261,542,598

		316,282,369

	Transportation - 2.9%
1,010,568	Delta Air Lines, Inc.	49,952,376
567,743	Union Pacific Corp.	90,310,879

The Hartford Dividend and Growth Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

877,713	United Parcel Service, Inc. Class B		$92,510,950

			232,774,205

	Utilities - 4.7%
1,594,443	Dominion Energy, Inc.		111,993,676
1,167,250	Edison International		66,498,232
1,876,758	Exelon Corp.		89,633,962
632,593	NextEra Energy, Inc.		113,221,496

			381,347,366

	Total Common Stocks (cost $6,132,407,332)		$7,871,109,340

	Total Long-Term Investments (cost $6,132,407,332)		$7,871,109,340

Short-Term Investments - 3.7%
	Other Investment Pools & Funds - 3.5%
287,782,946	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.29%(2)		287,782,946

	Securities Lending Collateral - 0.2%
638,349	Citibank NA DDCA, 2.39%, 02/01/2019(2)		638,349
7,090,942	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(2)		7,090,942
2,824,126	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(2)		2,824,126
387,416	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(2)		387,416
1,654,579	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(2)		1,654,579
171,564	Western Asset Institutional Government Class A Fund, Institutional Class, 2.25%(2)		171,564

			12,766,976

	Total Short-Term Investments (cost $300,549,922)		$300,549,922

	Total Investments (cost $6,432,957,254)	100.3%	$8,171,659,262
	Other Assets and Liabilities	(0.3)%	(26,370,443)

	Total Net Assets	100.0%	$8,145,288,819

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

The Hartford Dividend and Growth Fund

Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$23,889,124	$23,889,124	$—	$—
Banks	829,047,786	829,047,786	—	—
Capital Goods	491,287,157	491,287,157	—	—
Consumer Services	84,469,555	84,469,555	—	—
Diversified Financials	245,879,734	245,879,734	—	—
Energy	731,008,095	731,008,095	—	—
Food & Staples Retailing	124,475,954	124,475,954	—	—
Food, Beverage & Tobacco	231,741,780	231,741,780	—	—
Health Care Equipment & Services	432,468,796	432,468,796	—	—
Household & Personal Products	52,346,693	52,346,693	—	—
Insurance	597,436,148	597,436,148	—	—
Materials	354,383,666	354,383,666	—	—
Media & Entertainment	408,230,747	408,230,747	—	—
Pharmaceuticals, Biotechnology & Life Sciences	762,082,513	762,082,513	—	—
Real Estate	216,675,370	216,675,370	—	—
Retailing	291,939,882	291,939,882	—	—
Semiconductors & Semiconductor Equipment	211,814,240	211,814,240	—	—
Software & Services	477,580,768	477,580,768	—	—
Technology Hardware & Equipment	373,947,392	373,947,392	—	—
Telecommunication Services	316,282,369	316,282,369	—	—
Transportation	232,774,205	232,774,205	—	—
Utilities	381,347,366	381,347,366	—	—
Short-Term Investments	300,549,922	300,549,922	—	—

Total	$8,171,659,262	$8,171,659,262	$—	$—

(1)	For the period ended January 31, 2019, there were no transfers in and out of Level 3.

Hartford Emerging Markets Equity Fund

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 94.0%
	Brazil - 6.0%
107,543	B3 S.A. - Brasil Bolsa Balcao	$927,939
172,811	Banco do Brasil S.A.*	2,457,222
44,790	Cia de Saneamento Basico do Estado de Sao Paulo*	532,612
5,086	Cia de Saneamento de Minas Gerais-COPASA*	83,126
70,800	Cia Energetica de Minas Gerais*	268,858
9,544	Cia Hering	81,644
9,808	Cosan Ltd. Class A	108,182
53,259	IRB Brasil Resseguros S.A.	1,245,027
67,930	JBS S.A.	281,055
81,836	Petrobras Distribuidora S.A.	597,974
19,351	Porto Seguro S.A.	297,544
19,205	SLC Agricola S.A.	233,270
32,168	Sul America S.A. UNIT	283,119
153,435	Vale S.A.	1,914,151

		9,311,723

	Cayman Islands - 0.5%
84,555	Chlitina Holding Ltd.	811,168

	Chile - 0.6%
19,787	Empresas CMPC S.A.	71,508
73,832	Enel Americas S.A. ADR	763,423
9,312	Latam Airlines Group S.A.	111,059

		945,990

	China - 25.5%
4,770,363	Agricultural Bank of China Ltd. Class H	2,258,539
23,204	Alibaba Group Holding Ltd. ADR*	3,909,642
541,335	Angang Steel Co., Ltd. Class H	407,217
247,454	Anhui Conch Cement Co., Ltd. Class H	1,349,449
130,996	ANTA Sports Products Ltd.	677,637
13,724	Autohome, Inc. ADR*	993,343
138,708	BAIC Motor Corp. Ltd. Class H(1)	90,517
6,766,540	Bank of China Ltd. Class H	3,146,046
2,672,224	Bank of Communications Co., Ltd. Class H	2,271,541
142,261	BYD Electronic International Co., Ltd.	176,266
647,089	China Cinda Asset Management Co., Ltd. Class H	167,444
358,415	China CITIC Bank Corp. Ltd. Class H	233,505
483,939	China Communications Services Corp. Ltd. Class H	454,331
2,131,161	China Construction Bank Corp. Class H	1,919,752
75,373	China Everbright Bank Co., Ltd. Class H	36,385
372,193	China Evergrande Group(2)	1,173,955
1,720,320	China Huarong Asset Management Co. Ltd. Class H(1)	350,289
37,775	China International Travel Service Corp. Ltd. Class A	309,115
95,244	China Medical System Holdings Ltd.	99,121
1,195,324	China Minsheng Banking Corp. Ltd. Class H	915,719
509,952	China National Building Material Co., Ltd. Class H	406,941
518,901	China Oriental Group Co., Ltd.	351,070
1,539,307	China Petroleum & Chemical Corp. Class H	1,287,160
70,062	China Railway Construction Corp. Ltd. Class H	97,140
261,730	China Shenhua Energy Co., Ltd. Class H	666,121
136,400	China State Construction Engineering Corp. Ltd. Class A	124,988
661,227	China Telecom Corp. Ltd. Class H	358,994
2,475,894	China Tower Corp. Ltd. Class H*(1)	531,697
454,787	Chongqing Rural Commercial Bank Co., Ltd. Class H	264,185
619,628	Daqin Railway Co., Ltd. Class A	792,269
711,556	Dongfeng Motor Group Co., Ltd. Class H	745,952
543,178	Fosun International Ltd.	815,020
16,314	Geely Automobile Holdings Ltd.	27,757
75,981	Gree Electric Appliances, Inc. of Zhuhai Class A*	474,967
395,878	Greentown China Holdings Ltd.	354,081
186,676	Guangzhou Automobile Group Co., Ltd. Class H	202,746
138,663	Guangzhou R&F Properties Co., Ltd. Class H	276,623
334,879	Huaxia Bank Co., Ltd. Class A	379,432

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

1,055,073	Industrial & Commercial Bank of China Ltd. Class H	$819,648
560,612	Luye Pharma Group Ltd.(1)	418,886
227,283	Maanshan Iron & Steel Co., Ltd. Class H	109,091
32,084	Muyuan Foodstuff Co., Ltd. Class A	165,308
2,760	NetEase, Inc. ADR	695,327
49,823	New China Life Insurance Co., Ltd. Class H	210,793
945,584	Postal Savings Bank of China Co., Ltd. Class H(1)	532,131
77,289	Sany Heavy Industry Co., Ltd. Class A	105,744
420,041	Sino-Ocean Group Holdings Ltd.	206,455
21,826	Sinopharm Group Co., Ltd. Class H	97,542
182,830	Sinotruk Hong Kong Ltd.(2)	338,633
115,596	Tencent Holdings Ltd.	5,145,708
158,612	Tianneng Power International Ltd.	148,047
131,312	Weichai Power Co., Ltd. Class H	177,224
63,222	YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(1)	257,475
165,176	Yihai International Holding Ltd.(2)	506,806
161,303	ZTE Corp. Class H*	327,050

		39,358,824

	Colombia - 0.5%
37,808	Ecopetrol S.A. ADR	712,681

	Czech Republic - 0.1%
3,551	CEZ AS	89,639

	Greece - 0.1%
8,038	Motor Oil Hellas Corinth Refineries S.A.	200,501

	Hong Kong - 6.4%
372,510	China Mobile Ltd.	3,917,812
91,407	China Overseas Land & Investment Ltd.	344,799
631,499	China Resources Cement Holdings Ltd.	641,365
168,177	China Resources Gas Group Ltd.	661,795
94,903	China Resources Land Ltd.	370,289
143,195	China Unicom Hong Kong Ltd.	164,027
185,056	China Water Affairs Group Ltd.	196,840
1,166,928	CITIC Ltd.	1,767,738
144,830	Kingboard Holdings Ltd.	509,620
656,005	Kingboard Laminates Holdings Ltd.	678,960
146,553	Shimao Property Holdings Ltd.	417,332
298,434	Sino Biopharmaceutical Ltd.	252,457

		9,923,034

	Hungary - 0.4%
28,645	MOL Hungarian Oil & Gas plc	343,675
5,431	OTP Bank Nyrt	224,048

		567,723

	India - 6.5%
19,927	Bharti Infratel Ltd.	82,149
7,958	Biocon Ltd.	72,542
64,575	DLF Ltd.	150,508
5,747	Dr Reddy’s Laboratories Ltd.	220,001
7,982	Escorts Ltd.	74,269
241,164	GAIL India Ltd.	1,128,807
12,731	Graphite India Ltd.	101,572
25,717	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	119,180
18,513	HCL Technologies Ltd.	262,226
3,581	HEG Ltd.	121,161
111,442	Hindalco Industries Ltd.	328,332
21,318	Hindustan Petroleum Corp. Ltd.	69,991
75,636	Indian Oil Corp. Ltd.	145,998
114,124	Infosys Ltd.	1,202,645
176,061	JSW Steel Ltd.	682,393
16,823	Jubilant Foodworks Ltd.	299,048
31,501	Jubilant Life Sciences Ltd.	312,568
48,436	KPIT Engineering Ltd.*(3)(4)	71,027
48,436	KPIT Technologies Ltd.	78,084
17,758	Muthoot Finance Ltd.	125,096

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

43,875	NIIT Technologies Ltd.	$811,127
465,324	Oil & Natural Gas Corp. Ltd.	926,242
472,228	Power Finance Corp. Ltd.	689,682
12,312	Radico Khaitan Ltd.	71,148
248,287	REC Ltd.	436,795
21,489	Reliance Infrastructure Ltd.	81,264
78,236	Sun TV Network Ltd.	584,697
125,335	Wipro Ltd.	652,018
32,508	Zee Entertainment Enterprises Ltd.	174,278

		10,074,848

	Indonesia - 2.9%
2,013,740	Astra International Tbk PT	1,221,639
413,865	Bank Negara Indonesia Persero Tbk PT	270,029
3,138,750	Bank Rakyat Indonesia Persero Tbk PT	870,029
796,285	Bukit Asam Tbk PT	246,366
165,529	Charoen Pokphand Indonesia Tbk PT	87,740
57,393	Gudang Garam Tbk PT	343,777
1,042,203	Hanjaya Mandala Sampoerna Tbk PT	285,944
301,055	Indah Kiat Pulp & Paper Corp. Tbk PT	281,893
1,112,586	Perusahaan Gas Negara Persero Tbk PT	205,516
396,481	United Tractors Tbk PT	731,232

		4,544,165

	Malaysia - 0.9%
418,024	Genting Bhd	709,707
56,988	Malaysia Airports Holdings Bhd	112,204
176,424	MISC Bhd	292,704
397,852	Sime Darby Bhd	218,570

		1,333,185

	Mexico - 3.6%
266,654	Alfa S.A.B. de C.V. Class A	336,486
744,430	America Movil S.A.B. de C.V. Class L	599,133
48,903	Cemex S.A.B. de C.V. ADR*	266,032
290,434	Fibra Uno Administracion S.A. de C.V. REIT	399,148
292,799	Grupo Financiero Banorte S.A.B. de C.V. Class O	1,628,426
884,504	Wal-Mart de Mexico S.A.B. de C.V.	2,323,400

		5,552,625

	Philippines - 0.0%
334,326	Megaworld Corp.	33,198

	Poland - 1.5%
4,956	Grupa Lotos S.A.	123,911
17,282	Jastrzebska Spolka Weglowa S.A.*	317,758
69	LPP S.A.	155,061
99,411	PGE Polska Grupa Energetyczna S.A.*	317,962
22,024	Polski Koncern Naftowy ORLEN S.A.	620,543
68,993	Powszechna Kasa Oszczednosci Bank Polski S.A.	733,401

		2,268,636

	Russia - 2.8%
210,446	Gazprom PJSC ADR	1,028,916
9,062	LUKOIL PJSC ADR	727,655
685	Novatek OJSC GDR	126,725
153,258	Sberbank of Russia PJSC ADR	2,084,118
35,457	Surgutneftegas PJSC ADR	146,771
1,898	Tatneft PSJC ADR	140,167

		4,254,352

	Singapore - 0.5%
531,979	IGG, Inc.	809,187

	South Africa - 6.5%
71,764	Absa Group Ltd.	1,007,090
17,859	African Rainbow Minerals Ltd.	200,474
8,506	Anglo American Platinum Ltd.	410,584
33,907	Barloworld Ltd.	310,763

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

95,785	Exxaro Resources Ltd.	$1,116,444
33,505	Investec Ltd.	220,840
33,324	Kumba Iron Ore Ltd.	857,773
50,493	Mondi Ltd.	1,255,583
120,552	MTN Group Ltd.	788,752
9,582	Naspers Ltd. Class N	2,216,544
32,689	Remgro Ltd.	521,484
32,576	SPAR Group Ltd.	491,553
25,254	Telkom S.A. SOC Ltd.	127,777
72,470	Truworths International Ltd.	441,074

		9,966,735

	South Korea - 15.6%
8,668	Daelim Industrial Co., Ltd.	831,525
4,652	Fila Korea Ltd.	199,917
27,254	Hana Financial Group, Inc.	979,959
7,907	Hanwha Corp.*	250,632
6,449	HDC Holdings Co., Ltd.	108,562
2,899	Hyundai Mobis Co., Ltd.	587,242
2,844	Hyundai Motor Co.	331,558
53,753	Industrial Bank of Korea*	688,526
43,363	KB Financial Group, Inc.	1,863,192
26,561	Kia Motors Corp.	868,494
7,243	Korea Electric Power Corp.*	224,584
14,834	Korea Gas Corp.*	722,941
2,640	Korean Air Lines Co., Ltd.	86,476
78,469	KT Corp. ADR	1,084,441
1,449	KT&G Corp.	129,021
3,529	LG Corp.	246,753
8,599	LG Display Co., Ltd.*	146,067
60,087	LG Uplus Corp.	816,707
5,053	POSCO	1,247,343
170,528	Samsung Electronics Co., Ltd.	7,110,013
36,337	Shinhan Financial Group Co., Ltd.*	1,405,445
3,306	SK Holdings Co., Ltd.	785,303
24,908	SK Hynix, Inc.	1,665,591
4,170	SK Telecom Co., Ltd.	965,390
2,805	SM Entertainment Co., Ltd.*	121,577
48,977	Woori Bank*(3)(4)	651,471

		24,118,730

	Taiwan - 9.6%
130,910	Accton Technology Corp.	471,140
88,327	Arcadyan Technology Corp.	277,707
512,844	Asia Cement Corp.	616,625
1,646,015	AU Optronics Corp.	645,236
196,262	Chailease Holding Co., Ltd.	733,026
217,728	Chipbond Technology Corp.	483,808
49,634	Elan Microelectronics Corp.*	140,021
54,563	Feng TAY Enterprise Co., Ltd.	347,734
25,828	Formosa Chemicals & Fibre Corp.	89,885
863,243	Fubon Financial Holding Co., Ltd.	1,265,717
375,969	HannStar Display Corp.	84,807
1,248,990	Innolux Corp.	430,718
61,643	Makalot Industrial Co., Ltd.	386,722
28,632	Novatek Microelectronics Corp.	150,419
118,577	Pou Chen Corp.	143,809
183,919	Radiant Opto-Electronics Corp.	527,704
45,311	Realtek Semiconductor Corp.	248,311
146,327	Sercomm Corp.	309,787
1,204,816	Shin Kong Financial Holding Co., Ltd.	346,078
288,560	Taiwan Cement Corp.	357,641
388,076	Taiwan Semiconductor Manufacturing Co., Ltd.	2,878,734
44,877	TCI Co., Ltd.	659,435
660,119	Uni-President Enterprises Corp.	1,564,278
906,834	Walsin Lihwa Corp.	526,045
59,785	Walsin Technology Corp.	345,917

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

1,015,067	Yuanta Financial Holding Co., Ltd.	$567,936
84,094	Zhen Ding Technology Holding Ltd.	221,005

		14,820,245

	Thailand - 2.0%
59,154	Bangkok Bank PCL	419,333
17,929	Bangkok Bank PCL NVDR	123,719
10,829	Electricity Generating PCL	90,812
119,626	Indorama Ventures plc NVDR	183,790
115,219	Krung Thai Bank PCL	73,020
404,240	Krungthai Card PCL	381,694
89,084	Minor International PCL	106,927
388,111	PTT Global Chemical PCL	844,732
185,817	PTT PCL	289,944
9,618	Siam Cement PCL	142,842
237,822	Siam Global House PCL NVDR	142,557
381,732	Sri Trang Agro-Industry PCL NVDR	186,291
47,945	Thai Oil PCL	110,492
1,096,221	TMB Bank PCL	54,035

		3,150,188

	Turkey - 1.2%
21,802	BIM Birlesik Magazalar A.S.	380,979
37,927	Ford Otomotiv Sanayi A.S.	440,108
93,660	Tekfen Holding A.S.	446,760
90,336	Turk Hava Yollari AO*	269,107
42,844	Turkcell Iletisim Hizmetleri A.S.	120,302
209,864	Turkiye Sise ve Cam Fabrikalari A.S.	276,158

		1,933,414

	United Arab Emirates - 0.3%
940,741	Aldar Properties PJSC	408,198

	Total Common Stocks (cost $141,755,718)	$145,188,989

Preferred Stocks - 3.0%
	Brazil - 3.0%
135,100	Banco Bradesco S.A. *	1,676,526
41,100	Banco do Estado do Rio Grande do Sul S.A. Class B, 4.34%	264,820
79,500	Gerdau S.A.	341,132
270,621	Itausa - Investimentos Itau S.A.	1,001,695
86,900	Petroleo Brasileiro S.A. *	609,482
59,700	Telefonica Brasil S.A.	796,993

		4,690,648

	Total Preferred Stocks (cost $3,774,650)	$4,690,648

	Total Long-Term Investments (cost $145,530,368)	$149,879,637

Short-Term Investments - 10.5%
	Other Investment Pools & Funds - 10.4%
16,099,717	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.29%(5)	16,099,717

	Securities Lending Collateral - 0.1%
5,160	Citibank NA DDCA, 2.39%, 2/1/2019(5)	5,160
57,319	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(5)	57,319
22,828	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(5)	22,828
3,132	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(5)	3,132
13,374	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(5)	13,374

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

1,387	Western Asset Institutional Government Class A Fund, Institutional Class, 2.25%(5)		$1,387

			103,200

	Total Short-Term Investments (cost $16,202,917)		$16,202,917

	Total Investments (cost $161,733,285)	107.5%	$166,082,554
	Other Assets and Liabilities	(7.5)%	(11,600,458)

	Total Net Assets	100.0%	$154,482,096

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $2,180,995, representing 1.4% of net assets.

(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(3)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2019, the aggregate fair value of these securities was $722,498, which represented 0.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	Investment valued using significant unobservable inputs.
(5)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Emerging Market Index Future	59	03/15/2019	$3,140,570	$98,603

Total futures contracts				$98,603

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

Hartford Emerging Markets Equity Fund

Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Brazil	$9,311,723	$9,311,723	$—	$—
Cayman Islands	811,168	—	811,168	—
Chile	945,990	834,931	111,059	—
China	39,358,824	5,906,245	33,452,579	—
Colombia	712,681	712,681	—	—
Czech Republic	89,639	—	89,639	—
Greece	200,501	—	200,501	—
Hong Kong	9,923,034	—	9,923,034	—
Hungary	567,723	—	567,723	—
India	10,074,848	223,797	9,780,024	71,027
Indonesia	4,544,165	—	4,544,165	—
Malaysia	1,333,185	—	1,333,185	—
Mexico	5,552,625	5,552,625	—	—
Philippines	33,198	—	33,198	—
Poland	2,268,636	—	2,268,636	—
Russia	4,254,352	266,892	3,987,460	—
Singapore	809,187	—	809,187	—
South Africa	9,966,735	—	9,966,735	—
South Korea	24,118,730	1,455,092	22,012,167	651,471
Taiwan	14,820,245	—	14,820,245	—
Thailand	3,150,188	2,278,288	871,900	—
Turkey	1,933,414	—	1,933,414	—
United Arab Emirates	408,198	—	408,198	—
Preferred Stocks	4,690,648	4,690,648	—	—
Short-Term Investments	16,202,917	16,202,917	—	—
Futures Contracts(2)	98,603	98,603	—	—

Total	$166,181,157	$47,534,442	$117,924,217	$722,498

(1)	For the period ended January 31, 2019, investments valued at $678,624 were transferred in to Level 3 due to to the unavailability of active market pricing and there were no transfers out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2019 is not presented.

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 24.5%
	Argentina - 0.7%
$ 125,000	Cia Latinoamericana de Infraestructura & Servicios S.A. 9.50%, 07/20/2023(1)	$85,000
275,000	Genneia S.A. 8.75%, 01/20/2022(2)	254,980
50,000	IRSA Propiedades Comerciales S.A. 8.75%, 03/23/2023(1)	48,834
325,000	Rio Energy S.A. 6.88%, 02/01/2025(2)	259,187
250,000	Transportadora de Gas del Sur S.A. 6.75%, 05/02/2025(1)	233,075
265,000	YPF S.A. 8.50%, 03/23/2021(2)	269,899

		1,150,975

	Austria - 0.5%
200,000	JBS Investments II GmbH 7.00%, 01/15/2026(1)	203,000
	Suzano Austria GmbH
405,000	6.00%, 01/15/2029(1)	423,731
200,000	7.00%, 03/16/2047(1)	216,500

		843,231

	Azerbaijan - 0.6%
600,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(1)	666,000
260,000	State Oil Co. of the Azerbaijan Republic 6.95%, 03/18/2030(2)	286,000

		952,000

	Bermuda - 0.2%
275,000	Ooredoo International Finance Ltd. 3.25%, 02/21/2023(2)	268,417

	Brazil - 0.8%
	Banco do Brasil S.A.
250,000	4.88%, 04/19/2023(1)	252,625
270,000	5.88%, 01/26/2022(2)	279,588
	Globo Comunicacao e Participacoes S.A.
200,000	5.13%, 03/31/2027(1)	192,750
400,000	5.13%, 03/31/2027(2)	385,500
255,000	Itau Unibanco Holding S.A. 1 year USD CMT + 3.981%, 6.13%, 12/12/2022(1)(3)(4)	247,987

		1,358,450

	British Virgin Islands - 1.7%
470,000	HLP Finance Ltd. 4.75%, 06/25/2022(2)	483,485
550,000	Huarong Finance 2017 Co., Ltd. 5 year USD CMT + 7.773%, 4.50%, 01/24/2022(2)(3)(4)	533,643
325,000	Sinopec Group Overseas Development Ltd. 3.25%, 09/13/2027(1)	307,953
615,000	SmarTone Finance Ltd. 3.88%, 04/08/2023(2)	611,535
442,350	Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(1)	429,368
	Yingde Gases Investment Ltd.
200,000	6.25%, 01/19/2023(1)	192,290
200,000	6.25%, 01/19/2023(2)	192,289

		2,750,563

	British Virgin Islands - 0.1%
120,000	Arcos Dorados Holdings, Inc. 5.88%, 04/04/2027(1)	120,180

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Canada - 0.1%
$ 200,000	Frontera Energy Corp. 9.70%, 06/25/2023(1)	$202,750

	Cayman Islands - 3.2%
970,000	ADCB Finance Cayman Ltd. 4.00%, 03/29/2023(1)	970,116
400,000	Alpha Star Holding Ltd. 6.25%, 04/20/2022(2)	352,560
HKD 2,000,000	China Evergrande Group 4.25%, 02/14/2023(2)	237,666
$ 266,000	CK Hutchison International 17 Ltd. 3.50%, 04/05/2027(1)	259,817
245,000	Comcel Trust via Comunicaciones Celulares S.A. 6.88%, 02/06/2024(2)	253,170
405,000	CSN Islands XI Corp. 6.88%, 09/21/2019(2)	406,215
225,000	Grupo Aval Ltd. 4.75%, 09/26/2022(2)	221,738
790,000	ICD Funding Ltd. 4.63%, 05/21/2024(2)	789,875
200,000	Semiconductor Manufacturing International Corp. 4.13%, 10/07/2019(2)	200,130
	Shimao Property Holdings Ltd.
200,000	4.75%, 07/03/2022(2)	195,032
500,000	5.20%, 01/30/2025(2)	474,586
491,144	SPARC EM SPC Panama Metro Line 2 SP 0.00%, 12/05/2022(2)(5)	451,852
305,000	Termocandelaria Power Ltd. 7.88%, 01/30/2029(1)	313,769
200,000	Yuzhou Properties Co., Ltd. 6.00%, 10/25/2023(2)	181,932

		5,308,458

	Chile - 0.5%
400,000	Corp. Nacional del Cobre de Chile 5.63%, 09/21/2035(1)	445,349
319,550	Empresa Electrica Angamos S.A. 4.88%, 05/25/2029(2)	314,520

		759,869

	China - 0.1%
225,000	Industrial & Commercial Bank of China Ltd. 4.88%, 09/21/2025(1)	232,635

	Colombia - 0.6%
	Banco de Bogota S.A.
200,000	6.25%, 05/12/2026(2)	209,200
200,000	6.25%, 05/12/2026(1)	209,200
250,000	Ecopetrol S.A. 5.38%, 06/26/2026	259,375
COP 280,000,000	Empresa de Telecomunicaciones de Bogota 7.00%, 01/17/2023(1)	78,301
$ 225,000	Transportadora de Gas Internacional S.A. ESP 5.55%, 11/01/2028(1)	236,711

		992,787

	Dominican Republic - 0.1%
200,000	Aeropuertos Dominicanos Siglo XXI S.A. 6.75%, 03/30/2029(1)	199,300

	Free of Tax - 0.6%
ZAR 38,380,000	European Investment Bank 0.00%, 10/18/2032(5)	907,202

	Hong Kong - 0.5%
$ 275,000	CMB Wing Lung Bank Ltd. 1 year USD CMT + 1.750%, 3.75%, 11/22/2027(2)(4)	264,292
200,000	ICBIL Finance Co., Ltd. 3.00%, 04/05/2020(2)	198,699

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 300,000	Nanyang Commercial Bank, Ltd. 5 year USD CMT + 3.205%, 5.00%, 06/02/2022(2)(3)(4)	$286,607

		749,598

	India - 1.2%
425,000	ICICI Bank Ltd. 3.80%, 12/14/2027(1)	396,743
230,000	Indian Oil Corp. Ltd. 5.75%, 08/01/2023(2)	243,299
240,000	JSW Steel Ltd. 5.25%, 04/13/2022(2)	238,417
230,000	NTPC Ltd. 4.38%, 11/26/2024(2)	228,068
	Reliance Industries Ltd.
400,000	3.67%, 11/30/2027(1)	373,793
275,000	4.88%, 02/10/2045(1)	271,119
220,000	State Bank of India 4.38%, 01/24/2024(1)	220,706

		1,972,145

	Indonesia - 0.5%
IDR 2,620,000,000	Jasa Marga Persero Tbk PT 7.50%, 12/11/2020(1)	176,673
	Perusahaan Listrik Negara PT
$ 200,000	5.45%, 05/21/2028(1)	209,723
215,000	6.15%, 05/21/2048(1)	231,588
IDR 2,040,000,000	Wijaya Karya Persero Tbk PT 7.70%, 01/31/2021(1)	137,373

		755,357

	Ireland - 0.5%
	Eurotorg LLC Via Bonitron DAC
$ 200,000	8.75%, 10/30/2022(1)	201,180
200,000	8.75%, 10/30/2022(2)	201,180
GBP 225,000	Russian Railways Via RZD Capital plc 7.49%, 03/25/2031(2)	357,266

		759,626

	Israel - 0.4%
$ 525,000	Israel Chemicals Ltd. 6.38%, 05/31/2038(1)(2)	539,117
200,000	Israel Electric Corp. Ltd. 4.25%, 08/14/2028(1)(2)	198,320

		737,437

	Jersey - 0.2%
318,050	West China Cement Ltd. 6.50%, 09/11/2019(2)	318,910

	Luxembourg - 1.2%
200,000	Aegea Finance S.a.r.l. 5.75%, 10/10/2024(1)	194,000
300,000	Atento Luxco S.A. 6.13%, 08/10/2022(1)	293,250
325,000	Kernel Holding S.A. 8.75%, 01/31/2022(1)	321,815
200,000	Millicom International Cellular S.A. 5.13%, 01/15/2028(1)	188,500
250,000	Minerva Luxembourg S.A. 6.50%, 09/20/2026(2)	239,375
255,000	Rede D’or Finance S.a.r.l 4.95%, 01/17/2028(1)	237,788
	Rumo Luxembourg S.a.r.l.
200,000	5.88%, 01/18/2025(1)	198,381
352,000	7.38%, 02/09/2024(1)	373,296

		2,046,405

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Mauritius - 0.2%
	Azure Power Energy Ltd.
$ 200,000	5.50%, 11/03/2022(2)	$194,178
	MTN Mauritius Investment Ltd.
200,000	5.37%, 02/13/2022(1)	198,750

		392,928

	Mexico - 0.7%
	Banco Inbursa S.A. Institucion de Banca Multiple
265,000	4.38%, 04/11/2027(1)	251,087
	BBVA Bancomer S.A.
235,000	1 year USD CMT + 2.650%, 5.13%, 01/18/2033(1)(4)	212,088
	Grupo Bimbo S.A.B. de C.V.
200,000	3.88%, 06/27/2024	197,462
200,000	4.70%, 11/10/2047(1)	185,500
	Sigma Alimentos S.A. de C.V.
EUR 125,000	2.63%, 02/07/2024(1)	146,287
	Trust F
$ 200,000	5.25%, 01/30/2026(1)	198,460

		1,190,884

	Mongolia - 0.1%
	Mongolian Mortgage Corp. Hfc LLC
200,000	9.75%, 01/29/2022(1)	200,250

	Morocco - 0.2%
	OCP S.A.
275,000	4.50%, 10/22/2025(2)	269,219

	Netherlands - 2.2%
	Braskem Netherlands Finance B.V.
200,000	4.50%, 01/10/2028(2)	194,750
	Equate Petrochemical B.V.
270,000	3.00%, 03/03/2022(2)	263,596
	First Bank of Nigeria Ltd. Via FBN Finance Co. B.V.
250,000	2 year USD Swap + 6.488%, 8.00%, 07/23/2021(2)(4)	249,250
	Greenko Dutch B.V.
200,000	5.25%, 07/24/2024(1)	185,420
250,000	5.25%, 07/24/2024(2)	231,775
	ICTSI Treasury B.V.
240,000	5.88%, 09/17/2025(2)	245,620
	IHS Netherlands Holdco B.V.
200,000	9.50%, 10/27/2021(1)	205,932
	Metinvest B.V.
460,000	7.75%, 04/23/2023(1)	438,150
	Minejesa Capital B.V.
260,000	4.63%, 08/10/2030(2)	244,263
	Myriad International Holdings B.V.
330,000	5.50%, 07/21/2025(2)	342,705
	Nostrum Oil & Gas Finance B.V.
395,000	7.00%, 02/16/2025(1)	259,120
	Petrobras Global Finance B.V.
225,000	5.75%, 02/01/2029	220,680
90,000	7.38%, 01/17/2027	97,637
	Teva Pharmaceutical Finance Netherlands B.V.
500,000	6.75%, 03/01/2028	518,140

		3,697,038

	Nigeria - 0.3%
	Access Bank plc
300,000	10.50%, 10/19/2021(1)	323,685
	Zenith Bank plc
200,000	7.38%, 05/30/2022(1)	203,764

		527,449

	Panama - 0.1%
	Aeropuerto Internacional de Tocumen S.A.
200,000	6.00%, 11/18/2048(1)	206,750

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Peru - 0.7%
$ 295,000	Cerro del Aguila S.A. 4.13%, 08/16/2027(1)	$276,562
210,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.38%, 06/01/2028(1)	221,498
445,000	Peru LNG Srl 5.38%, 03/22/2030(1)	446,802
270,000	SAN Miguel Industrias Pet S.A. 4.50%, 09/18/2022(1)	264,749

		1,209,611

	Philippines - 0.1%
240,000	SM Investments Corp. 4.88%, 06/10/2024(2)	241,462

	Singapore - 0.8%
470,000	BOC Aviation Ltd. 3.88%, 04/27/2026(1)	456,118
265,000	Indika Energy Capital II Pte Ltd. 6.88%, 04/10/2022(1)	268,003
	United Overseas Bank Ltd.
275,000	5 year USD Swap + 1.654%, 2.88%, 03/08/2027(2)(4)	265,925
390,000	5 year USD Swap + 1.995%, 3.75%, 09/19/2024(2)(4)	390,273

		1,380,319

	South Africa - 0.3%
	Eskom Holdings SOC Ltd.
250,000	5.75%, 01/26/2021(2)	244,951
225,000	6.75%, 08/06/2023(2)	220,993

		465,944

	South Korea - 0.7%
250,000	GS Caltex Corp. 3.00%, 06/12/2022(1)	246,284
325,000	Shinhan Bank Co., Ltd. 3.75%, 09/20/2027(1)	306,547
520,000	Woori Bank Subordinated 5.13%, 08/06/2028(1)	530,041

		1,082,872

	Thailand - 0.5%
265,000	Bangkok Bank PCL 4.45%, 09/19/2028(1)	271,914
225,000	Krung Thai Bank PCL 5 year USD CMT + 3.535%, 5.20%, 12/26/2024(2)(4)	226,871
255,000	Thaioil Treasury Center Co., Ltd. 5.38%, 11/20/2048(1)	271,656

		770,441

	Turkey - 0.7%
300,000	Turkcell Iletisim Hizmetleri A.S. 5.80%, 04/11/2028(2)	274,860
325,000	Turkiye Sinai Kalkinma Bankasi AS 5.50%, 01/16/2023(2)	286,363
310,000	Turkiye Vakiflar Bankasi TAO 5.75%, 01/30/2023(1)	286,115
300,000	Yapi ve Kredi Bankasi AS 6.10%, 03/16/2023(2)	277,754

		1,125,092

	United Arab Emirates - 2.0%
265,000	Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/02/2047(2)	268,132
	Abu Dhabi National Energy Co. PJSC
380,000	4.88%, 04/23/2030(1)	394,622
200,000	4.88%, 04/23/2030(2)	207,696
200,000	6.50%, 10/27/2036(1)	243,363
	Acwa Power Management And Investments One Ltd.
255,000	5.95%, 12/15/2039(1)	249,880

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 260,000	5.95%, 12/15/2039(2)	$254,779
420,000	Emirates SembCorp Water and Power Co. PJSC 4.45%, 08/01/2035(1)	406,766
575,000	NBK SPC Ltd. 2.75%, 05/30/2022(2)	557,750
	Oztel Holdings SPC Ltd.
200,000	5.63%, 10/24/2023(1)	194,710
535,000	6.63%, 04/24/2028(2)	504,173

		3,281,871

	United Kingdom - 0.3%
ZAR 550,000	European Bank for Reconstruction & Development 0.00%, 12/31/2020(5)	36,189
$ 270,000	Liquid Telecommunications Financing plc 8.50%, 07/13/2022(1)	275,297
255,000	Tullow Oil plc 7.00%, 03/01/2025(1)	248,374

		559,860

	United States - 0.3%
	SASOL Financing USA LLC
200,000	5.88%, 03/27/2024	206,298
200,000	6.50%, 09/27/2028	211,138

		417,436

	Total Corporate Bonds (cost $40,769,274)	$40,405,721

Foreign Government Obligations - 66.8%
	Argentina - 1.7%
ARS 1,971,679	Argentina Bonos Adjusted Certificate 4.00%, 03/06/2020(6)	52,385
2,550,000	Argentina Treasury Bill 0.00%, 04/30/2020(5)	78,345
	Argentine Bonos del Tesoro
5,840,763	15.50%, 10/17/2026	125,070
8,645,000	16.00%, 10/17/2023	198,572
8,610,000	18.20%, 10/03/2021	187,229
$625,000	Argentine Republic Government International Bond 7.63%, 04/22/2046	505,938
270,000	Autonomous City of Buenos Aires Argentina 8.95%, 02/19/2021(2)	271,350
245,000	Bonos De La Nacion Argentina En Moneda Dua 4.50%, 02/13/2020	235,935
ARS 3,970,000	City of Buenos Aires Argentina BADLAR + 3.250%, 48.97%, 03/29/2024(4)	99,808
	Provincia de Buenos Aires
$525,000	5.75%, 06/15/2019(2)	527,105
150,000	9.13%, 03/16/2024(1)	136,202
	Provincia de Cordoba
300,000	7.13%, 06/10/2021(2)	281,250
185,000	7.13%, 08/01/2027	144,300

		2,843,489

	Brazil - 6.8%
275,000	Banco Nacional de Desenvolvimento Economico e Social 4.00%, 04/14/2019(2)	274,884
BRL 8,598,000	Brazil Letras do Tesouro Nacional 9.45%, 01/01/2022(5)	1,901,141
	Brazil Notas do Tesouro Nacional
13,022,824	6.00%, 08/15/2024(6)	3,903,798
3,406,011	6.00%, 08/15/2050(6)	1,166,531
6,608,000	10.00%, 01/01/2023	1,923,596
2,062,000	10.00%, 01/01/2025	602,215
4,209,000	10.00%, 01/01/2027	1,230,614
585,000	10.00%, 01/01/2029	171,936

		11,174,715

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Chile - 2.3%
	Bonos de la Tesoreria de la Republica en pesos
CLP 85,000,000	4.50%, 03/01/2026	$132,300
1,385,000,000	4.70%, 09/01/2030(1)(2)	2,158,533
910,000,000	5.00%, 03/01/2035	1,447,175

		3,738,008

	Colombia - 2.7%
	Colombian TES
COP 35,400,000	6.00%, 04/28/2028	10,895
2,202,700,000	7.00%, 06/30/2032	708,245
2,003,500,000	7.25%, 10/18/2034	649,095
4,904,400,000	7.50%, 08/26/2026	1,679,009
1,142,600,000	7.75%, 09/18/2030	392,452
2,652,800,000	10.00%, 07/24/2024	1,004,029

		4,443,725

	Croatia - 0.2%
EUR 225,000	Croatia Government International Bond 2.75%, 01/27/2030(2)	264,602

	Czech Republic - 1.4%
	Czech Republic Government Bond
CZK 10,250,000	0.25%, 02/10/2027	403,833
24,000,000	1.00%, 06/26/2026(2)	1,012,159
5,920,000	2.50%, 08/25/2028(2)	281,417
11,640,000	2.75%, 07/23/2029	562,491

		2,259,900

	Dominican Republic - 0.1%
DOP 8,450,000	Dominican Republic International Bond 8.90%, 02/15/2023(1)	161,183

	Ecuador - 0.2%
$ 345,000	Ecuador Government International Bond 10.75%, 01/31/2029(1)	351,038

	Egypt - 0.2%
	Egypt Government International Bond
200,000	5.58%, 02/21/2023(1)	193,935
200,000	6.59%, 02/21/2028(1)	185,603

		379,538

	Hungary - 2.6%
	Hungary Government Bond
HUF 184,010,000	1.75%, 10/26/2022	669,738
389,180,000	2.75%, 12/22/2026	1,406,946
88,240,000	3.00%, 10/27/2027	324,812
192,690,000	7.00%, 06/24/2022	825,203
255,590,000	7.50%, 11/12/2020	1,039,593

		4,266,292

	Indonesia - 5.9%
	Indonesia Treasury Bond
IDR 3,715,000,000	5.63%, 05/15/2023	244,676
13,640,000,000	7.00%, 05/15/2027	904,452
24,760,000,000	7.50%, 08/15/2032	1,623,643
9,521,000,000	7.50%, 05/15/2038	619,742
4,457,000,000	8.25%, 05/15/2029	320,986
6,249,000,000	8.25%, 06/15/2032	436,486
2,392,000,000	8.25%, 05/15/2036	167,684
4,314,000,000	8.38%, 03/15/2024	313,381
22,575,000,000	8.38%, 09/15/2026	1,625,444
20,677,000,000	8.38%, 03/15/2034	1,463,539
13,389,000,000	8.75%, 05/15/2031	979,756
4,545,000,000	8.75%, 02/15/2044	321,531
9,755,000,000	9.00%, 03/15/2029	730,821

		9,752,141

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Kazakhstan - 0.2%
$ 275,000	KazAgro National Management Holding JSC 4.63%, 05/24/2023(2)	$278,588

	Malaysia - 2.4%
	Malaysia Government Bond
MYR 10,250,000	3.65%, 10/31/2019	2,507,038
1,570,000	3.76%, 04/20/2023	383,017
1,080,000	3.90%, 11/16/2027	259,873
580,000	4.76%, 04/07/2037	144,897
2,700,000	Malaysia Government Investment Issue 4.13%, 08/15/2025	663,222

		3,958,047

	Mexico - 7.6%
	Mexican Bonos
MXN 26,512,300	5.75%, 03/05/2026	1,192,774
67,877,400	6.50%, 06/09/2022	3,370,859
41,785,300	7.50%, 06/03/2027	2,061,858
24,434,400	7.75%, 05/29/2031	1,194,717
14,210,000	7.75%, 11/23/2034	682,839
24,095,100	8.00%, 12/07/2023	1,249,081
13,170,600	8.00%, 11/07/2047	631,839
16,483,500	8.50%, 05/31/2029	860,739
15,872,100	8.50%, 11/18/2038	809,349
8,055,300	10.00%, 11/20/2036	469,031
136,822	Mexican Udibonos 4.50%, 12/04/2025(6)	7,296

		12,530,382

	Mongolia - 0.2%
$ 375,000	Trade & Development Bank of Mongolia LLC 9.38%, 05/19/2020(2)	390,453

	Netherlands - 0.1%
173,438	Republic of Angola Via Northern Lights III B.V. 7.00%, 08/17/2019(2)	173,871

	Pakistan - 0.2%
275,000	Pakistan Government International Bond 7.25%, 04/15/2019(2)	275,743

	Papua New Guinea - 0.1%
230,000	Papua New Guinea Government International Bond 8.38%, 10/04/2028(1)	246,100

	Peru - 1.4%
	Peru Government Bond
PEN 5,405,000	6.35%, 08/12/2028	1,712,044
1,600,000	6.95%, 08/12/2031	522,721

		2,234,765

	Poland - 2.3%
	Republic of Poland Government Bond
PLN 525,000	1.75%, 07/25/2021	141,701
300,000	2.00%, 04/25/2021	81,504
3,125,000	2.50%, 07/25/2026	834,257
4,330,000	2.50%, 07/25/2027	1,151,247
2,975,000	3.25%, 07/25/2025	840,087
2,625,000	5.75%, 10/25/2021	782,930

		3,831,726

	Qatar - 0.6%
$ 290,000	Qatar Government International Bond 5.10%, 04/23/2048(1)	311,107
705,000	Qatari Diar Finance Co. 5.00%, 07/21/2020(2)	719,142

		1,030,249

	Romania - 2.6%
	Romania Government Bond

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

RON 3,300,000	3.25%, 04/29/2024	$746,277
2,740,000	3.40%, 03/08/2022	645,449
200,000	3.50%, 12/19/2022	46,946
5,850,000	4.25%, 06/28/2023	1,396,394
1,325,000	4.75%, 02/24/2025	320,533
2,130,000	5.80%, 07/26/2027	548,284
2,460,000	5.85%, 04/26/2023	622,332

		4,326,215

	Russia - 4.1%
	Russian Federal Bond - OFZ
RUB 47,695,000	6.50%, 11/24/2021	714,352
21,190,000	6.50%, 02/28/2024	305,678
12,430,000	6.90%, 05/23/2029	175,323
26,525,000	7.05%, 01/19/2028	381,924
40,730,000	7.10%, 10/16/2024	600,956
15,125,000	7.25%, 05/10/2034	213,603
59,270,000	7.70%, 03/23/2033	879,485
195,415,000	7.75%, 09/16/2026	2,959,534
35,145,000	8.50%, 09/17/2031	555,917

		6,786,772

	Saudi Arabia - 0.1%
$ 200,000	Saudi Government International Bond 2.88%, 03/04/2023(1)	194,676

	South Africa - 6.4%
	Republic of South Africa Government Bond
ZAR 35,531,770	6.50%, 02/28/2041	1,925,299
30,743,744	7.00%, 02/28/2031	1,949,566
11,475,000	7.75%, 02/28/2023	865,183
9,700,000	8.50%, 01/31/2037	665,709
2,805,000	8.75%, 01/31/2044	193,636
6,090,000	8.88%, 02/28/2035	436,749
7,109,000	9.00%, 01/31/2040	506,660
48,935,000	10.50%, 12/21/2026	4,079,715

		10,622,517

	South Korea - 0.6%
IDR 14,600,000,000	Export-Import Bank of Korea 7.25%, 12/07/2024(2)	996,142

	Sri Lanka - 0.2%
$ 375,000	Sri Lanka Government International Bond 6.25%, 07/27/2021(2)	376,813

	Supranational - 5.5%
	European Bank for Reconstruction & Development
TRY 8,330,000	0.01%, 08/02/2021(2)(5)	1,101,563
IDR 5,800,000,000	5.60%, 01/30/2025	376,455
9,850,000,000	6.25%, 07/25/2022	670,484
4,958,900,000	6.45%, 12/13/2022	336,485
TRY 2,175,000	27.50%, 09/18/2020	461,087
990,000	28.50%, 07/10/2019	194,944
IDR 5,240,000,000	Inter-American Development Bank 7.88%, 03/14/2023	377,531
	International Bank for Reconstruction & Development
MXN 8,800,000	0.01%, 05/25/2033(5)	126,991
IDR 30,277,200,000	7.45%, 08/20/2021	2,134,193
	International Finance Corp.
MXN 56,800,000	0.00%, 02/22/2038(5)	562,290
35,200,000	0.00%, 03/23/2038(5)	347,964
43,440,000	7.50%, 01/18/2028	2,117,224
7,100,000	7.75%, 01/18/2030	346,530

		9,153,741

	Thailand - 2.7%
	Thailand Government Bond
THB 5,655,208	1.20%, 07/14/2021(2)(6)	179,037

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

9,255,047	1.25%, 03/12/2028(2)(6)	$274,087
35,165,000	1.88%, 06/17/2022	1,122,341
6,675,000	2.88%, 12/17/2028	222,344
5,775,000	3.40%, 06/17/2036	194,571
40,750,000	3.78%, 06/25/2032	1,445,969
21,995,000	3.85%, 12/12/2025	773,966
5,784,000	4.88%, 06/22/2029	224,006

		4,436,321

	Tunisia - 0.1%
EUR 145,000	Banque Centrale de Tunisie International Bond 6.75%, 10/31/2023(1)	162,262

	Turkey - 4.4%
$ 265,000	Export Credit Bank of Turkey 8.25%, 01/24/2024(1)	273,794
	Turkey Government Bond
TRY 4,440,000	8.00%, 03/12/2025	642,799
775,000	8.50%, 09/14/2022	122,925
1,245,000	8.80%, 09/27/2023	192,293
935,000	9.50%, 01/12/2022	153,823
2,185,000	10.40%, 03/20/2024	356,086
3,285,000	10.50%, 08/11/2027	531,854
6,945,000	10.60%, 02/11/2026	1,143,912
4,520,000	10.70%, 02/17/2021	780,796
3,900,000	10.70%, 08/17/2022	656,712
5,380,000	11.00%, 03/02/2022	922,586
2,565,000	12.20%, 01/18/2023	449,538
1,425,000	16.20%, 06/14/2023	286,840
	Turkey Government International Bond
EUR 165,000	4.63%, 03/31/2025	189,803
$325,000	5.75%, 05/11/2047	277,609
200,000	7.25%, 12/23/2023	209,682

		7,191,052

	Ukraine - 0.2%
250,000	Ukraine Government International Bond 7.75%, 09/01/2019(2)	250,064

	Uruguay - 0.7%
	Uruguay Government International Bond
UYU 575,920	4.00%, 07/10/2030(6)	18,262
2,831,650	4.38%, 12/15/2028(6)	92,508
36,025,000	8.50%, 03/15/2028(2)	970,973

		1,081,743

	Total Foreign Government Obligations (cost $113,737,224)	$110,162,873

Convertible Bonds - 0.1%
	Commercial Services - 0.1%
$ 200,000	DP World Ltd. 1.75%, 06/19/2024(2)	191,400

	Total Convertible Bonds (cost $190,169)	$191,400

	Total Long-Term Investments (cost $154,696,667)	$150,759,994

Short-Term Investments - 3.9%
	Other Investment Pools & Funds - 3.5%
5,789,527	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.29%(7)	5,789,527

	U.S. Treasury Bill - 0.4%
600,000	U.S. Treasury Bill 2.35%, 03/21/2019(8)(9)(10)	598,120

	Total Short-Term Investments (cost $6,387,647)	$6,387,647

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Total Investments Excluding Purchased Options (cost $161,084,314)	95.3%	$157,147,641
Total Purchased Options (cost $1,210,478)	0.8%	$1,346,990

Total Investments (cost $162,294,792)	96.1%	$158,494,631
Other Assets and Liabilities	3.9%	6,410,344

Total Net Assets	100.0%	$164,904,975

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $24,979,583, representing 15.1% of net assets.

(2)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $29,133,063, representing 17.7% of net assets.

(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2019.
(5)	Security is a zero-coupon bond.
(6)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(7)	Current yield as of period end.
(8)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.
(9)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(10)	The rate shown represents current yield to maturity.

OTC Option Contracts Outstanding at January 31, 2019
Description	Counter-party	Exercise Price/FX Rate/ Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
AUD Call/USD Put	DEUT	0.74 USD per AUD	03/14/19	3,160,000 AUD	3,160,000	$9,135	$15,806	$(6,671)
EUR Call/USD Put	DEUT	1.20 USD per EUR	06/25/19	2,689,000 EUR	2,689,000	15,211	24,764	(9,553)
NZD Call/USD Put	DEUT	0.70 USD per NZD	03/14/19	3,330,000 NZD	3,330,000	10,206	15,774	(5,568)
USD Call/BRL Put	BNP	3.75 BRL per USD	07/08/19	2,303,000 USD	2,303,000	64,988	88,386	(23,398)
USD Call/CAD Put	DEUT	1.32 CAD per USD	07/30/19	3,185,000 USD	3,185,000	52,358	61,110	(8,752)
USD Call/KRW Put	MSC	1,164.00 KRW per USD	02/13/19	1,635,000 USD	1,635,000	67	11,976	(11,909)
USD Call/KRW Put	MSC	1,157.51 KRW per USD	03/12/19	3,701,000 USD	3,701,000	4,508	26,651	(22,143)
USD Call/MXN Put	MSC	20.93 MXN per USD	07/16/19	3,461,000 USD	3,461,000	48,125	55,064	(6,939)

Total Calls					23,464,000	$204,598	$299,531	$(94,933)

Puts
AUD Put/USD Call	DEUT	0.70 USD per AUD	03/14/19	3,160,000 AUD	3,160,000	$3,113	$15,206	$(12,093)
EUR Put/CZK Call	HSBC	26.00 CZK per EUR	03/21/19	940,000 EUR	940,000	9,599	22,916	(13,317)
NZD Put/USD Call	DEUT	0.66 USD per NZD	03/14/19	3,330,000 NZD	3,330,000	2,596	15,341	(12,745)
USD Put/BRL Call	BOA	3.94 BRL per USD	03/11/19	3,050,000 USD	3,050,000	243,796	88,877	154,919
USD Put/BRL Call	MSC	3.79 BRL per USD	04/04/19	2,999,000 USD	2,999,000	132,607	86,081	46,526
USD Put/BRL Call	MSC	3.94 BRL per USD	06/06/19	3,105,000 USD	3,105,000	255,358	130,832	124,526
USD Put/BRL Call	BNP	3.75 BRL per USD	07/08/19	2,303,000 USD	2,303,000	106,051	88,387	17,664
USD Put/CAD Call	DEUT	1.32 CAD per USD	07/30/19	3,185,000 USD	3,185,000	71,067	61,111	9,956
USD Put/KRW Call	MSC	1,097.00 KRW per USD	02/13/19	1,635,000 USD	1,635,000	1,233	9,982	(8,749)

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

USD Put/MXN Call	MSC	19.33 MXN per USD	04/15/19	4,189,000 USD	4,189,000	$86,821	148,056	$(61,235)
USD Put/PHP Call	GSC	53.30 PHP per USD	07/19/19	2,331,000 USD	2,331,000	48,517	35,454	13,063
USD Put/PLN Call	BCLY	3.75 PLN per USD	07/18/19	2,899,000 USD	2,899,000	86,216	75,258	10,958

Total Puts					33,126,000	$1,046,974	$777,501	$269,473

Total purchased option contracts					56,590,000	$1,251,572	$1,077,032	$174,540

Description	Counter -party	Exercise Price/FX Rate/Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts:
Calls
USD Call/CLP Put	GSC	679.60 CLP per USD	07/08/19	(2,303,000) USD	(2,303,000)	$(35,501)	$(71,855)	$36,354
USD Call/MXN Put	DEUT	21.67 MXN per USD	02/01/19	(3,461,000) USD	(3,461,000)	(4)	(45,408)	45,404
USD Call/MXN Put	DEUT	19.71 MXN per USD	07/30/19	(1,744,000) USD	(1,744,000)	(58,579)	(61,127)	2,548

Total Calls					(7,508,000)	$(94,084)	$(178,390)	$84,306

Written option contracts:
Puts
EUR Put/CZK Call	HSBC	24.00 CZK per EUR	03/21/19	(940,000)EUR	(940,000)	$(9)	$(7,114)	$7,105
USD Pur/TRY Call	MSC	5.17 TRY per USD	05/01/19	(1,501,000)USD	(1,501,000)	(17,659)	(17,659)	0
USD Put/BRL Call	BOA	3.76 BRL per USD	03/11/19	(3,050,000)USD	(3,050,000)	(112,932)	(30,378)	(82,554)
USD Put/BRL Call	MSC	3.61 BRL per USD	04/04/19	(5,997,000)USD	(5,997,000)	(92,006)	(59,964)	(32,042)
USD Put/BRL Call	MSC	3.69 BRL per USD	06/06/19	(6,211,000)USD	(6,211,000)	(201,087)	(88,917)	(112,170)
USD Put/CLP Call	GSC	679.60 CLP per USD	07/08/19	(2,303,000)USD	(2,303,000)	(117,635)	(71,854)	(45,781)
USD Put/KRW Call	MSC	1,091.10 KRW per USD	03/12/19	(3,701,000)USD	(3,701,000)	(9,904)	(22,102)	12,198
USD Put/MXN Call	MSC	18.27 MXN per USD	04/15/19	(8,378,000)USD	(8,378,000)	(26,516)	(101,399)	74,883
USD Put/MXN Call	MSC	18.43 MXN per USD	07/16/19	(3,461,000)USD	(3,461,000)	(32,495)	(43,193)	10,698
USD Put/MXN Call	DEUT	19.71 MXN per USD	07/30/19	(1,743,000)USD	(1,743,000)	(63,229)	(61,092)	(2,137)
USD Put/PHP Call	GSC	52.00 PHP per USD	07/19/19	(2,331,000)USD	(2,331,000)	(18,711)	(12,855)	(5,856)
USD Put/PLN Call	BCLY	3.59 PLN per USD	07/18/19	(2,899,000)USD	(2,899,000)	(29,811)	(26,120)	(3,691)

Total Puts					(42,515,000)	$(721,994)	$(542,647)	$(179,347)

Total written option contracts					(50,023,000)	$(816,078)	$(721,037)	$(95,041)

OTC Swaption Contracts Outstanding at January 31, 2019

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount	Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 months KRW-CD-KSDA-Interest Rate Swap Expiring on 08/13/2029*	CBK	2.12%	Receive	08/12/19	KRW 3,103,640,000	3,103,640,000	$87,695	$66,723	$20,972
Puts
3 months KRW-CD-KSDA-Interest Rate Swap Expiring on 08/13/2029*	CBK	2.12%	Pay	08/12/19	KRW 3,103,640,000	3,103,640,000	7,723	66,723	(59,000)

Total purchased swaption contracts						6,207,280,000	$95,418	$133,446	$(38,028)

*	Swaptions with forward premiums.

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Futures Contracts Outstanding at January 31, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	15	03/29/2019	$3,184,922	$22,613
U.S. Treasury 5-Year Note Future	142	03/29/2019	16,310,031	281,592

Total				$304,205

Short position contracts:
Euro-BOBL Future	3	03/07/2019	$456,455	$(598)
Euro-Bund Future	2	03/07/2019	379,252	(6,132)
Long Gilt Future	2	03/27/2019	324,044	(3,479)
U.S. Treasury 10-Year Note Future	107	03/20/2019	13,104,156	(352,106)
U.S. Treasury Long Bond Future	3	03/20/2019	440,062	(10,974)

Total				$(373,289)

Total futures contracts				$(69,084)

Cross Currency Swap Contracts Outstanding at January 31, 2019

Receive	Pay	Maturity Date (1)	Counter- party	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Fixed Rate equal to 16.30% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	03/20/24	BNP	TRY 2,915,000	USD	552,607	$—	$—	$37,071	$37,071
Fixed Rate equal to 16.76% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	03/20/24	GSC	TRY 21,390,000	USD	4,001,122	—	—	333,919	333,919
Fixed Rate equal to 14.73% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	03/20/29	BNP	TRY 1,760,000	USD	333,649	—	—	(30,613)	(30,613)
Fixed Rate equal to 14.91% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	03/20/29	GSC	TRY 12,895,000	USD	2,412,084	—	—	(246,862)	(246,862)

Total							$—	$—	$93,515	$93,515

(1)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

OTC Interest Rate Swap Contracts Outstanding at January 31, 2019
Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
CBK	4.49% Fixed	CLICP Camara Promedio A	CLP	186,380,000	03/20/29	Semi-Annual	$—	$—	$(10,170)	$(10,170)
DEUT	6.26% Fixed	6 Mo. INR MIBOR	INR	18,635,000	03/20/24	Semi-Annual	—	—	1,720	1,720
DEUT	8.69% Fixed	BZDIOVRA	BRL	9,799,140	01/02/20	Maturity	—	—	(80,874)	(80,874)
DEUT	BZDIOVRA	8.55% Fixed	BRL	6,036,944	01/03/22	Maturity	—	—	81,817	81,817
DEUT	4.50% Fixed	CLICP Camara Promedio A	CLP	89,537,519	03/20/29	Semi-Annual	—	—	(4,993)	(4,993)
GSC	6.18% Fixed	3 Mo. Banco Central De La Republica	COP	2,247,829,000	03/20/29	Quarterly	—	—	(9,974)	(9,974)
GSC	1.71% Fixed	3 Mo. KRW KSDA	KRW	1,883,638,910	03/20/24	Quarterly	—	—	3,469	3,469
GSC	2.01% Fixed	3 Mo. KRW KSDA	KRW	1,655,075,000	03/20/24	Quarterly	—	—	(18,236)	(18,236)
GSC	6 Mo. INR MIBOR	6.25% Fixed	INR	42,765,000	03/20/21	Semi-Annual	—	—	61	61
GSC	3.63% Fixed	CLICP Camara Promedio A	CLP	4,129,750,000	03/20/20	Maturity	—	—	(27,235)	(27,235)
GSC	4.49% Fixed	CLICP Camara Promedio A	CLP	146,665,000	03/20/29	Semi-Annual	—	—	(8,049)	(8,049)
HSBC	6 Mo. INR MIBOR	6.24% Fixed	INR	148,240,000	03/20/21	Semi-Annual	—	—	(171)	(171)
HSBC	6 Mo. INR MIBOR	6.26% Fixed	INR	160,975,000	03/20/21	Semi-Annual	—	—	(3,710)	(3,710)
HSBC	6.36% Fixed	6 Mo. INR MIBOR	INR	64,500,000	03/20/24	Semi-Annual	—	—	2,382	2,382
HSBC	6.39% Fixed	6 Mo. INR MIBOR	INR	70,835,000	03/20/24	Semi-Annual	—	—	(8,609)	(8,609)
JPM	6.20% Fixed	3 Mo. Banco Central De La Republica	COP	2,694,141,000	03/20/29	Quarterly	—	—	(13,617)	(13,617)
JPM	6 Mo. INR MIBOR	6.25% Fixed	INR	160,970,000	03/20/21	Semi-Annual	—	—	(4,336)	(4,336)
JPM	6.38% Fixed	6 Mo. INR MIBOR	INR	70,835,000	03/20/24	Semi-Annual	—	—	(8,859)	(8,859)
MSC	BZDIOVRA	9.85% Fixed	BRL	1,107,638	01/04/21	Maturity	—	—	20,842	20,842
MSC	4.50% Fixed	CLICP Camara Promedio A	CLP	224,155,000	03/20/29	Semi-Annual	—	—	(12,586)	(12,586)

Total							$—	$—	$(101,128)	$(101,128)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2019
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	8.44% Fixed	MXN	24,850,000	01/02/23	Monthly	$—	$—	$12,592	$12,592
1 Mo. MXN TIIE	7.82% Fixed	MXN	21,450,000	07/29/25	Lunar	—	—	(25,049)	(25,049)
1 Mo. MXN TIIE	8.12% Fixed	MXN	13,325,000	07/20/28	Lunar	—	—	(16,126)	(16,126)
6.84% Fixed	1 Mo. MXN TIIE	MXN	9,850,000	07/14/22	Lunar	—	—	21,138	21,138
7.29% Fixed	1 Mo. MXN TIIE	MXN	13,625,000	05/05/22	Lunar	—	—	18,008	18,008
7.84% Fixed	1 Mo. MXN TIIE	MXN	3,550,000	01/07/22	Lunar	—	—	1,654	1,654
7.94% Fixed	1 Mo. MXN TIIE	MXN	10,075,000	01/05/22	Lunar	—	—	3,301	3,301
2.45% Fixed	12 Mo. Federal Funds Rate	USD	10,640,000	01/28/20	Maturity	—	—	(4,816)	(4,816)

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

2.16% Fixed	3 Mo. CZK PRIBOR	CZK	47,675,000	03/20/20	Maturity	$—	$—	$(1,538)	$(1,538)
3 Mo. ZAR JIBAR	8.71% Fixed	ZAR	568,284	03/20/29	Quarterly	—	—	2,163	2,163
7.96% Fixed	3 Mo. ZAR JIBAR	ZAR	18,000,000	03/20/24	Quarterly	—	—	(29,222)	(29,222)
2.50% Fixed	6 Mo. CZK PRIBOR	CZK	21,475,000	03/20/29	Annual	—	—	(69,547)	(69,547)
6 Mo. CZK PRIBOR	2.48% Fixed	CZK	86,450,000	03/20/24	Annual	—	—	130,565	130,565
0.47% Fixed	6 Mo. EURO EURIBOR	EUR	1,650,000	03/20/24	Annual	1,303	—	(30,699)	(32,002)
6 Mo. EURO EURIBOR	1.04% Fixed	EUR	825,000	03/20/29	Annual	—	(1,628)	32,551	34,179
2.63% Fixed	6 Mo. PLN WIBOR	PLN	23,320,000	03/20/24	Annual	—	—	(181,441)	(181,441)
6 Mo. PLN WIBOR	2.12% Fixed	PLN	28,255,000	03/20/21	Annual	—	—	54,039	54,039
6 Mo. PLN WIBOR	2.84% Fixed	PLN	3,825,000	03/20/26	Annual	—	—	45,091	45,091
6 Mo. PLN WIBOR	3.06% Fixed	PLN	6,275,000	03/20/29	Annual	—	—	107,851	107,851

Total						$1,303	$(1,628)	$70,515	$70,840

Foreign Currency Contracts Outstanding at January 31, 2019
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
24,039,000	ARS	567,761	USD	CBK	03/20/19	$44,386	$—
17,825,000	ARS	416,959	USD	BNP	03/20/19	36,950	—
5,585,000	ARS	140,256	USD	BNP	03/20/19	1,964	—
1,541,000	AUD	1,120,045	USD	GSC	02/04/19	170	—
600,000	AUD	425,394	USD	GSC	03/20/19	11,052	—
460,000	AUD	324,992	USD	MSC	03/20/19	9,617	—
1,190,000	AUD	860,870	USD	JPM	03/20/19	4,748	—
720,000	AUD	520,787	USD	JPM	03/20/19	2,948	—
500,000	AUD	361,456	USD	MSC	03/20/19	2,249	—
4,515,000	BRL	1,199,076	USD	MSC	02/01/19	38,780	—
15,402,000	BRL	3,951,764	USD	MSC	03/06/19	262,282	—
6,566,000	BRL	1,758,954	USD	GSC	03/06/19	37,528	—
2,110,000	BRL	542,905	USD	GSC	03/06/19	34,399	—
2,320,000	BRL	604,797	USD	GSC	03/06/19	29,964	—
1,195,000	BRL	303,839	USD	JPM	03/06/19	23,117	—
1,340,000	BRL	348,505	USD	MSC	03/06/19	18,125	—
3,226,000	BRL	869,354	USD	MSC	03/06/19	13,292	—
700,000	BRL	178,249	USD	GSC	03/06/19	13,274	—
1,305,000	BRL	350,901	USD	MSC	03/06/19	6,152	—
665,000	BRL	176,758	USD	MSC	03/06/19	5,188	—
912,000	BRL	244,753	USD	MSC	03/06/19	4,773	—
555,000	BRL	151,753	USD	BNP	03/06/19	97	—
935,000	BRL	240,731	USD	DEUT	04/09/19	14,422	—
5,961,000	BRL	1,738,408	USD	DEUT	04/09/19	—	(111,706)
1,179,000	CAD	890,073	USD	DEUT	03/19/19	8,237	—
675,000	CAD	499,718	USD	GSC	03/20/19	14,595	—
555,000	CAD	409,840	USD	MSC	03/20/19	13,040	—
475,000	CAD	349,166	USD	DEUT	03/20/19	12,758	—
255,000	CAD	187,343	USD	GSC	03/20/19	6,953	—
433,000	CAD	326,683	USD	GSC	03/20/19	3,239	—
688,457,000	CLP	1,007,621	USD	JPM	03/20/19	42,238	—
315,000,000	CLP	463,372	USD	CBK	03/20/19	16,986	—
305,100,000	CLP	454,221	USD	GSC	03/20/19	11,040	—
260,700,000	CLP	387,946	USD	CBK	03/20/19	9,607	—
221,100,000	CLP	328,505	USD	CBK	03/20/19	8,661	—
156,900,000	CLP	233,569	USD	GSC	03/20/19	5,695	—
32,400,000	CLP	46,659	USD	CBK	03/20/19	2,749	—
30,600,000	CLP	46,357	USD	BNP	03/20/19	307	—
4,285,000	CNH	621,988	USD	GSC	03/20/19	17,000	—
20,105,134,000	COP	6,320,878	USD	MSC	03/20/19	141,627	—
2,949,400,000	COP	928,876	USD	CBK	03/20/19	19,167	—
1,467,500,000	COP	467,171	USD	CBK	03/20/19	4,536	—

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

327,100,000	COP	104,155	USD	GSC	03/20/19	$986	$—
315,107,000	CZK	13,932,924	USD	BNP	03/20/19	90,008	—
1,300,000	CZK	58,092	USD	GSC	03/20/19	—	(239)
5,424,000	CZK	228,413	USD	JPM	03/25/19	13,011	—
64,230,000	CZK	3,029,717	USD	MSC	09/26/19	—	(155,979)
64,220,000	CZK	3,044,323	USD	GSC	09/26/19	—	(171,033)
1,430,000	EGP	75,571	USD	GSC	03/13/19	4,243	—
13,960,000	EGP	757,872	USD	GSC	03/20/19	19,672	—
28,210,000	EGP	1,493,383	USD	GSC	06/19/19	37,775	—
2,416,000	EUR	2,761,585	USD	BOA	03/20/19	15,424	—
769,000	EUR	881,764	USD	GSC	03/20/19	2,143	—
193,000	EUR	220,874	USD	BNP	03/20/19	965	—
12,000	EUR	13,827	USD	JPM	03/20/19	—	(34)
201,000	EUR	227,037	USD	HSBC	03/25/19	4,105	—
600,000	GBP	760,254	USD	GSC	03/20/19	28,689	—
665,000	GBP	846,089	USD	BCLY	03/20/19	28,322	—
189,000,000	HUF	671,342	USD	GSC	03/20/19	15,840	—
172,400,000	HUF	614,048	USD	GSC	03/20/19	12,779	—
149,797,000	HUF	534,779	USD	CIBC	03/20/19	9,865	—
149,625,000	HUF	539,559	USD	MSC	03/20/19	4,461	—
41,324,000	HUF	147,193	USD	GSC	03/20/19	3,057	—
19,648,000	HUF	69,786	USD	GSC	03/20/19	1,652	—
37,238,000	HUF	134,716	USD	GSC	03/20/19	678	—
19,100,000	HUF	69,729	USD	GSC	03/20/19	—	(284)
2,180,400,000	HUF	7,816,455	USD	GSC	04/29/19	136,207	—
25,449,957,000	IDR	1,715,882	USD	BCLY	03/20/19	95,052	—
11,247,000,000	IDR	764,582	USD	BCLY	03/20/19	35,717	—
1,887,000,000	IDR	135,075	USD	BCLY	03/20/19	—	(803)
50,770,000	INR	710,120	USD	GSC	03/20/19	—	(199)
103,840,000	INR	1,456,892	USD	HSBC	03/20/19	—	(4,889)
1,869,040,000	KRW	1,666,702	USD	MSC	03/14/19	15,274	—
1,536,661,000	KRW	1,377,677	USD	MSC	03/20/19	5,498	—
162,520,000	KRW	144,978	USD	BCLY	03/20/19	1,309	—
86,700,000	KZT	226,637	USD	CBK	03/20/19	—	(1,088)
138,100,000	KZT	361,424	USD	JPM	03/20/19	—	(2,158)
66,723,000	KZT	175,934	USD	CBK	03/20/19	—	(2,355)
66,723,000	KZT	176,236	USD	CBK	03/20/19	—	(2,657)
66,723,000	KZT	176,446	USD	CBK	03/20/19	—	(2,867)
66,723,000	KZT	176,633	USD	CBK	03/20/19	—	(3,054)
66,724,000	KZT	176,659	USD	CBK	03/20/19	—	(3,077)
13,264,000	MXN	694,938	USD	GSC	02/06/19	—	(1,937)
30,143,000	MXN	1,580,567	USD	MSC	02/11/19	—	(6,807)
18,943,000	MXN	919,898	USD	BOA	03/14/19	64,338	—
41,207,000	MXN	2,097,989	USD	NAB	03/20/19	41,003	—
7,528,000	MXN	380,574	USD	GSC	03/20/19	10,193	—
1,118,000	MXN	58,375	USD	CBK	03/20/19	—	(341)
2,510,000	MXN	130,838	USD	CBK	03/20/19	—	(547)
2,800,000	MXN	145,943	USD	GSC	03/20/19	—	(599)
5,290,000	MXN	275,689	USD	GSC	03/20/19	—	(1,093)
12,070,000	MXN	629,308	USD	BNP	03/20/19	—	(2,773)
28,895,000	MXN	1,478,761	USD	MSC	07/18/19	—	(6,316)
3,929,000	MXN	199,371	USD	DEUT	08/01/19	475	—
17,756,000	MYR	4,252,934	USD	UBS	03/20/19	78,009	—
2,940,000	MYR	705,318	USD	MSC	03/20/19	11,790	—
330,000	MYR	80,912	USD	BCLY	03/20/19	—	(420)
70,000	NZD	48,375	USD	GSC	02/04/19	14	—
660,000	NZD	445,170	USD	GSC	03/20/19	11,499	—
575,000	NZD	388,902	USD	GSC	03/20/19	8,954	—
440,000	NZD	295,956	USD	MSC	03/20/19	8,490	—
1,120,000	NZD	769,358	USD	SSG	03/20/19	5,596	—
25,205,000	PEN	7,435,103	USD	BNP	03/20/19	127,531	—
5,380,000	PEN	1,606,359	USD	BNP	03/20/19	7,883	—
860,000	PEN	254,250	USD	CBK	03/20/19	3,789	—
524,000	PEN	156,535	USD	BCLY	03/20/19	689	—
155,000	PEN	46,407	USD	GSC	03/20/19	100	—
94,853,000	PHP	1,787,992	USD	DEUT	03/20/19	25,600	—

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

29,500,000	PHP	556,184	USD	MSC	03/20/19	$7,857	$—
16,350,000	PHP	309,425	USD	DEUT	03/20/19	3,188	—
25,250,000	PHP	483,439	USD	GSC	03/20/19	—	(658)
662,000	PLN	176,017	USD	BCLY	02/11/19	1,884	—
40,404,000	PLN	10,682,445	USD	BNP	03/20/19	187,689	—
2,455,000	PLN	654,590	USD	MSC	03/20/19	5,894	—
490,000	PLN	131,954	USD	GSC	03/20/19	—	(126)
4,185,000	RON	995,121	USD	GSC	03/20/19	15,007	—
185,000	RON	44,924	USD	BNP	03/20/19	—	(271)
4,375,000	RON	1,069,682	USD	JPM	03/20/19	—	(13,694)
39,759,000	RUB	591,784	USD	MSC	02/11/19	15,537	—
164,466,000	RUB	2,446,956	USD	JPM	03/20/19	52,506	—
62,994,000	RUB	935,149	USD	MSC	03/20/19	22,198	—
20,360,000	RUB	290,318	USD	GSC	03/20/19	19,102	—
29,190,000	RUB	431,167	USD	GSC	03/20/19	12,446	—
20,230,000	RUB	300,773	USD	BCLY	03/20/19	6,671	—
8,820,000	RUB	130,415	USD	BCLY	03/20/19	3,626	—
3,751,000	RUB	55,587	USD	GSC	03/20/19	1,418	—
7,000,000	RUB	106,539	USD	GSC	03/20/19	—	(157)
620,000	SGD	453,828	USD	JPM	03/20/19	7,228	—
990,000	SGD	731,125	USD	JPM	03/20/19	5,077	—
495,000	SGD	366,115	USD	DEUT	03/20/19	1,986	—
235,484,000	THB	7,209,503	USD	MSC	03/20/19	336,932	—
19,770,000	THB	606,479	USD	JPM	03/20/19	27,080	—
24,314,000	THB	762,936	USD	CBK	03/20/19	16,243	—
28,970,000	THB	920,325	USD	MSC	03/20/19	8,061	—
3,780,000	THB	121,107	USD	GSC	03/20/19	28	—
9,314,000	TRY	1,645,205	USD	GSC	03/20/19	109,397	—
2,210,000	TRY	391,185	USD	GSC	03/20/19	25,142	—
1,910,000	TRY	342,049	USD	GSC	03/20/19	17,763	—
2,640,000	TRY	483,410	USD	GSC	03/20/19	13,922	—
317,000	TRY	56,430	USD	GSC	03/20/19	3,288	—
395,000	TRY	74,060	USD	GSC	03/20/19	351	—
3,119,000	TRY	549,313	USD	CBK	04/08/19	32,440	—
2,282,000	TRY	420,335	USD	MSC	05/02/19	—	(139)
1,106,307	USD	1,541,000	AUD	DEUT	02/04/19	—	(13,908)
353,076	USD	485,000	AUD	GSC	03/20/19	282	—
1,120,757	USD	1,541,000	AUD	GSC	03/20/19	—	(182)
368,332	USD	510,000	AUD	GSC	03/20/19	—	(2,647)
298,898	USD	415,000	AUD	NOM	03/20/19	—	(2,977)
153,351	USD	215,000	AUD	GSC	03/20/19	—	(3,042)
414,099	USD	575,000	AUD	DEUT	03/20/19	—	(4,162)
271,066	USD	380,000	AUD	GSC	03/20/19	—	(5,350)
1,447,563	USD	2,001,000	AUD	JPM	03/20/19	—	(7,984)
245,135	USD	912,000	BRL	MSC	02/01/19	—	(4,904)
963,111	USD	3,603,000	BRL	MSC	02/01/19	—	(24,706)
153,182	USD	571,000	BRL	MSC	03/06/19	—	(3,046)
376,935	USD	1,395,000	BRL	MSC	03/06/19	—	(4,742)
761,077	USD	2,872,000	BRL	MSC	03/06/19	—	(24,713)
761,598	USD	2,955,000	BRL	DEUT	03/06/19	—	(46,901)
899,702	USD	3,467,000	BRL	MSC	03/06/19	—	(48,883)
919,543	USD	3,623,000	BRL	BOA	03/13/19	—	(71,132)
96,415	USD	365,000	BRL	MSC	04/08/19	—	(3,196)
511,325	USD	2,122,000	BRL	MSC	04/09/19	—	(67,749)
629,265	USD	2,619,000	BRL	MSC	04/09/19	—	(85,436)
603,095	USD	2,533,000	BRL	MSC	04/09/19	—	(88,137)
132,741	USD	523,000	BRL	MSC	06/10/19	—	(9,326)
326,645	USD	433,000	CAD	MSC	03/19/19	—	(3,268)
547,362	USD	746,000	CAD	DEUT	03/19/19	—	(21,034)
261,093	USD	345,000	CAD	GSC	03/20/19	—	(1,778)
153,904	USD	205,000	CAD	BMO	03/20/19	—	(2,294)
230,049	USD	305,000	CAD	GSC	03/20/19	—	(2,344)
290,545	USD	385,000	CAD	GSC	03/20/19	—	(2,804)
420,091	USD	560,000	CAD	GSC	03/20/19	—	(6,599)
364,710	USD	490,000	CAD	GSC	03/20/19	—	(8,643)
372,173	USD	500,000	CAD	GSC	03/20/19	—	(8,800)

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

179,399	USD	236,000	CAD	DEUT	07/31/19	$—	$(945)
468,043	USD	318,300,000	CLP	CBK	03/20/19	—	(17,347)
630,518	USD	4,285,000	CNH	GSC	03/20/19	—	(8,470)
75,414	USD	237,100,000	COP	GSC	03/20/19	—	(799)
106,590	USD	341,300,000	COP	SCB	03/20/19	—	(3,116)
232,112	USD	738,000,000	COP	CBK	03/20/19	—	(5,107)
322,089	USD	1,048,400,000	COP	BCLY	03/20/19	—	(14,904)
8,003,950	USD	178,300,000	CZK	GSC	03/20/19	69,221	—
725,601	USD	16,260,000	CZK	GSC	03/20/19	1,997	—
331,839	USD	7,460,000	CZK	UBS	03/20/19	—	(146)
298,828	USD	6,727,000	CZK	BNP	03/20/19	—	(538)
152,476	USD	3,440,000	CZK	BCLY	03/20/19	—	(612)
228,861	USD	5,424,000	CZK	HSBC	03/25/19	—	(12,563)
6,121,768	USD	128,450,000	CZK	JPM	09/26/19	374,740	—
1,702,802	USD	1,476,000	EUR	GSC	03/20/19	6,252	—
186,780	USD	164,000	EUR	MSC	03/20/19	—	(1,725)
709,528	USD	619,000	EUR	GSC	03/20/19	—	(1,965)
562,295	USD	492,000	EUR	GSC	03/20/19	—	(3,222)
803,101	USD	705,000	EUR	GSC	03/20/19	—	(7,243)
3,967,492	USD	3,471,000	EUR	BOA	03/20/19	—	(22,160)
226,406	USD	201,000	EUR	JPM	03/25/19	—	(4,735)
730,019	USD	630,000	EUR	DEUT	06/27/19	—	(369)
1,955,548	USD	1,537,000	GBP	BCLY	03/20/19	—	(65,461)
241,247	USD	1,882,000	HKD	HSBC	03/20/19	935	—
18,180	USD	5,150,000	HUF	CBK	03/20/19	—	(545)
7,947,512	USD	2,180,400,000	HUF	GSC	01/28/20	—	(141,106)
118,869	USD	1,660,000,000	IDR	BNP	03/20/19	749	—
237,058	USD	3,375,000,000	IDR	MSC	03/20/19	—	(3,095)
102,647	USD	1,493,000,000	IDR	BCLY	03/20/19	—	(3,590)
550,645	USD	7,812,000,000	IDR	SCB	03/20/19	—	(5,231)
154,169	USD	2,278,000,000	IDR	SCB	03/20/19	—	(7,926)
325,310	USD	4,717,000,000	IDR	BNP	03/20/19	—	(10,336)
1,104,006	USD	15,848,000,000	IDR	MSC	03/20/19	—	(23,685)
399,670	USD	28,580,000	INR	MSC	03/20/19	34	—
2,856,259	USD	207,790,000	INR	BCLY	03/20/19	—	(49,285)
41,748	USD	47,215,000	KRW	MSC	02/15/19	—	(703)
387,058	USD	432,150,000	KRW	GSC	03/20/19	—	(1,928)
348,053	USD	390,620,000	KRW	GSC	03/20/19	—	(3,551)
500,657	USD	562,789,000	KRW	MSC	03/20/19	—	(5,919)
1,970,144	USD	2,214,442,000	KRW	SCB	03/20/19	—	(23,113)
5,122	USD	1,935,000	KZT	CBK	03/20/19	89	—
5,123	USD	1,935,000	KZT	CBK	03/20/19	89	—
5,117	USD	1,935,000	KZT	CBK	03/20/19	83	—
5,111	USD	1,935,000	KZT	CBK	03/20/19	77	—
5,102	USD	1,935,000	KZT	CBK	03/20/19	68	—
649,718	USD	13,264,000	MXN	DEUT	02/06/19	—	(43,282)
170,889	USD	3,258,000	MXN	MSC	02/11/19	789	—
690,237	USD	13,217,000	MXN	BOA	03/14/19	3,511	—
787,302	USD	15,128,000	MXN	DEUT	03/20/19	2,030	—
690,490	USD	13,264,000	MXN	GSC	03/20/19	1,976	—
282,619	USD	5,430,000	MXN	GSC	03/20/19	756	—
153,554	USD	2,950,000	MXN	GSC	03/20/19	425	—
18,073	USD	348,000	MXN	CBK	03/20/19	9	—
13,844	USD	279,000	MXN	CBK	03/20/19	—	(639)
121,759	USD	2,420,000	MXN	JPM	03/20/19	—	(3,860)
335,027	USD	6,540,000	MXN	MSC	03/20/19	—	(4,455)
307,196	USD	6,110,000	MXN	JPM	03/20/19	—	(9,965)
366,133	USD	7,278,000	MXN	DEUT	03/20/19	—	(11,656)
366,569	USD	7,530,000	MXN	BNP	03/20/19	—	(24,302)
545,989	USD	11,240,000	MXN	CBK	03/20/19	—	(37,462)
3,136,710	USD	63,753,000	MXN	JPM	03/20/19	—	(172,610)
67,356	USD	1,302,000	MXN	MSC	04/17/19	58	—
147,521	USD	610,000	MYR	BCLY	03/20/19	—	(1,267)
381,531	USD	1,570,000	MYR	BCLY	03/20/19	—	(1,415)
381,438	USD	1,570,000	MYR	BCLY	03/20/19	—	(1,507)
669,280	USD	2,766,000	MYR	GSC	03/20/19	—	(5,387)

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

47,664	USD	70,000	NZD	DEUT	02/04/19	$—	$(725)
47,693	USD	70,000	NZD	DEUT	03/18/19	—	(740)
162,888	USD	235,000	NZD	GSC	03/20/19	286	—
48,420	USD	70,000	NZD	GSC	03/20/19	—	(14)
263,971	USD	385,000	NZD	GSC	03/20/19	—	(2,419)
426,923	USD	625,000	NZD	CSFB	03/20/19	—	(5,529)
273,426	USD	405,000	NZD	MSC	03/20/19	—	(6,803)
567,117	USD	830,000	NZD	BNP	03/20/19	—	(7,180)
906,650	USD	1,321,000	NZD	JPM	03/20/19	—	(7,381)
869,568	USD	1,280,000	NZD	JPM	03/20/19	—	(16,094)
229,720	USD	766,000	PEN	BCLY	03/20/19	—	(115)
339,589	USD	1,140,000	PEN	CBK	03/20/19	—	(2,462)
339,589	USD	1,140,000	PEN	BNP	03/20/19	—	(2,462)
284,108	USD	960,000	PEN	SCB	03/20/19	—	(3,936)
679,279	USD	2,280,000	PEN	CBK	03/20/19	—	(4,824)
367,154	USD	1,243,000	PEN	BNP	03/20/19	—	(5,802)
459,743	USD	1,556,000	PEN	BNP	03/20/19	—	(7,127)
652,354	USD	2,203,000	PEN	BNP	03/20/19	—	(8,645)
706,440	USD	2,386,000	PEN	CBK	03/20/19	—	(9,468)
741,892	USD	2,505,000	PEN	CBK	03/20/19	—	(9,720)
748,521	USD	2,530,000	PEN	CBK	03/20/19	—	(10,593)
136,070	USD	7,220,000	PHP	HSBC	03/20/19	—	(1,977)
713,114	USD	38,009,000	PHP	GSC	07/22/19	—	(7,107)
891,070	USD	3,250,000	PLN	BCLY	02/11/19	17,689	—
203,740	USD	765,000	PLN	SSG	03/20/19	—	(2,072)
174,111	USD	660,000	PLN	HSBC	03/20/19	—	(3,453)
926,930	USD	3,472,000	PLN	BCLY	07/22/19	—	(10,495)
734,430	USD	3,000,000	RON	BNP	03/20/19	10,324	—
366,545	USD	1,501,000	RON	GSC	03/20/19	4,250	—
255,433	USD	1,046,000	RON	GSC	03/20/19	2,962	—
132,070	USD	540,000	RON	GSC	03/20/19	1,731	—
110,073	USD	451,000	RON	GSC	03/20/19	1,216	—
171,836	USD	708,000	RON	DEUT	03/20/19	947	—
46,483	USD	194,000	RON	DEUT	03/20/19	—	(343)
149,885	USD	627,000	RON	GSC	03/20/19	—	(1,453)
756,691	USD	50,494,000	RUB	CBK	02/11/19	—	(14,607)
279,271	USD	18,390,000	RUB	JPM	03/20/19	—	(210)
132,292	USD	8,890,000	RUB	HSBC	03/20/19	—	(2,814)
333,824	USD	22,660,000	RUB	GSC	03/20/19	—	(10,549)
1,537,458	USD	2,105,000	SGD	UBS	03/20/19	—	(27,900)
401,445	USD	12,780,000	THB	GSC	03/20/19	—	(8,109)
238,110	USD	7,690,000	THB	MSC	03/20/19	—	(8,328)
463,164	USD	14,900,000	THB	DEUT	03/20/19	—	(14,328)
2,304	USD	13,000	TRY	GSC	03/20/19	—	(145)
89,190	USD	505,000	TRY	HSBC	03/20/19	—	(5,944)
524,029	USD	2,895,000	TRY	GSC	03/20/19	—	(21,340)
388,656	USD	2,220,000	TRY	BNP	03/20/19	—	(29,555)
397,005	USD	2,265,000	TRY	BNP	03/20/19	—	(29,684)
1,149,383	USD	6,507,000	TRY	GSC	03/20/19	—	(76,427)
946,652	USD	5,075,000	TRY	MSC	04/08/19	66	—
202,768	USD	6,667,000	UYU	JPM	03/20/19	—	(992)
202,614	USD	6,666,000	UYU	CBK	03/20/19	—	(1,115)
297,539	USD	9,795,000	UYU	HSBC	03/20/19	—	(1,819)
1,436,357	USD	20,188,000	ZAR	BOA	02/01/19	—	(85,515)
482,027	USD	6,466,000	ZAR	GSC	03/20/19	—	(2,734)
160,431	USD	2,198,000	ZAR	UBS	03/20/19	—	(4,355)
163,678	USD	2,280,000	ZAR	GSC	03/20/19	—	(7,255)
158,005	USD	2,213,000	ZAR	DEUT	03/20/19	—	(7,905)
407,202	USD	5,677,000	ZAR	DEUT	03/20/19	—	(18,407)
457,711	USD	6,445,000	ZAR	UBS	03/20/19	—	(25,475)
790,556	USD	10,999,000	ZAR	MSC	03/20/19	—	(34,047)
2,241,298	USD	31,241,000	ZAR	BOA	03/20/19	—	(100,860)
13,722,000	ZAR	927,006	USD	BOA	02/01/19	107,427	—
6,466,000	ZAR	484,689	USD	GSC	02/01/19	2,750	—
64,317,000	ZAR	4,455,011	USD	GSC	03/20/19	366,876	—
9,050,000	ZAR	632,911	USD	BOA	03/20/19	45,573	—

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

7,806,000	ZAR	541,688	USD	HSBC	03/20/19	$ 43,533	$ —
6,840,000	ZAR	495,810	USD	GSC	03/20/19	16,989	—
3,384,000	ZAR	241,613	USD	DEUT	03/20/19	12,087	—
1,779,000	ZAR	122,254	USD	HSBC	03/20/19	11,118	—
1,140,000	ZAR	78,595	USD	GSC	03/20/19	6,872	—
1,720,000	ZAR	129,156	USD	GSC	03/20/19	—	(207)

Total						$ 4,019,424	$ (2,527,799)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
NOM	Nomura International
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Index Abbreviations:
BADLAR	Buenos Aires Deposits of Large Amount Rate
CMT	Constant Maturity Treasury Index

Other Abbreviations:
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CJSC	Closed Joint Stock Company
CLICP	Sinacofi Chile Interbank Offered Rate
EM	Emerging Markets
EURIBOR	Euro Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
JSC	Joint Stock Company
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
MIBOR	Mumbai Inter-Bank Offered Rate
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
PRIBOR	Prague Interbank Offered Rate
PT	Perseroan Terbatas
TIIE	Interbank Equilibrium Interest Rate
WIBOR	Warsaw Interbank Offered Rate

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$40,405,721	$—	$40,405,721	$—
Foreign Government Obligations	110,162,873	—	110,162,873	—
Convertible Bonds	191,400	—	191,400	—
Short-Term Investments	6,387,647	5,789,527	598,120	—
Purchased Options	1,346,990	—	1,346,990	—
Foreign Currency Contracts(2)	4,019,424	—	4,019,424	—
Futures Contracts(2)	304,205	304,205	—	—
Swaps - Cross Currency(2)	659,472	—	659,472	—
Swaps - Interest Rate(2)	540,872	—	540,872	—

Total	$164,018,604	$6,093,732	$157,924,872	$—

Liabilities
Foreign Currency Contracts(2)	$(2,527,799)	$—	$(2,527,799)	$—
Futures Contracts(2)	(373,289)	(373,289)	—	—
Swaps - Cross Currency(2)	(565,957)	—	(565,957)	—
Swaps - Interest Rate(2)	(571,160)	—	(571,160)	—
Written Options	(816,078)	—	(816,078)	—

Total	$(4,854,283)	$(373,289)	$(4,480,994)	$—

(1)	For the period ended January 31, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Environmental Opportunities Fund

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.3%
	Brazil - 3.6%
43,880	Cia de Saneamento do Parana	$890,425

	Chile - 1.4%
29,611	Antofagasta plc	338,511

	China - 7.1%
50,500	BYD Co., Ltd. Class H(1)	298,887
1,082,607	China Longyuan Power Group Corp. Ltd. Class H	810,443
2,333,590	Huaneng Renewables Corp. Ltd. Class H	672,938

		1,782,268

	France - 4.5%
21,073	Cie de Saint-Gobain	727,187
34,568	Rexel S.A.	394,165

		1,121,352

	Germany - 2.1%
4,896	Siemens AG	537,570

	Japan - 7.8%
5,110	Daikin Industries Ltd.	553,112
27,965	Fujitsu General Ltd.	359,864
13,735	Kyudenko Corp.	493,789
34,345	Sekisui Chemical Co., Ltd.	533,086

		1,939,851

	Netherlands - 1.6%
31,683	Arcadis N.V.(1)	411,381

	Spain - 3.8%
115,711	Iberdrola S.A.	956,345

	Sweden - 6.8%
24,840	Electrolux AB Class B	587,769
12,368	Hexagon AB Class B	605,679
44,771	Nibe Industrier AB Class B	509,122

		1,702,570

	Switzerland - 1.8%
23,629	ABB Ltd.	452,276

	United Kingdom - 8.1%
7,443	Aptiv plc	588,964
59,231	National Grid plc	644,990
90,766	Smart Metering Systems plc	783,995

		2,017,949

	United States - 46.7%
15,670	Avangrid, Inc.(1)	781,463
11,525	Clean Harbors, Inc.*	682,395
21,687	Clearway Energy, Inc.	327,257
4,538	Deere & Co.	744,232
7,549	Eaton Corp. plc	575,611
6,573	Edison International	374,464
19,772	First Solar, Inc.*	1,000,265
6,286	FMC Corp.	501,623
49,494	Green Plains, Inc.	703,310
32,876	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	742,669
4,014	Hubbell, Inc.	438,851
15,886	Itron, Inc.*	867,852
15,310	Johnson Controls International plc	517,019
2,869	NextEra Energy, Inc.	513,494
11,152	Pattern Energy Group, Inc. Class A	237,314
21,494	Skyline Champion Corp.	388,182
6,546	Trimble, Inc.*	246,522
4,589	Verisk Analytics, Inc.*	538,794
8,588	Waste Management, Inc.	$821,614

Hartford Environmental Opportunities Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

9,137	Xylem, Inc.		651,103

			11,654,034

	Total Common Stocks (cost $24,556,569)		$23,804,532

	Total Long-Term Investments (cost $24,556,569)		$23,804,532

Short-Term Investments - 8.6%
	Other Investment Pools & Funds - 4.2%
1,055,519	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.29%(2)		1,055,519

	Securities Lending Collateral - 4.4%
54,948	Citibank NA DDCA, 2.39%, 2/1/2019(2)		54,948
610,382	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(2)		610,382
243,098	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(2)		243,098
33,348	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(2)		33,348
142,425	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(2)		142,425
14,768	Western Asset Institutional Government Class A Fund, Institutional Class, 2.25%(2)		14,768

			1,098,969

	Total Short-Term Investments (cost $2,154,488)		$2,154,488

	Total Investments (cost $26,711,057)	103.9%	$25,959,020
	Other Assets and Liabilities	(3.9)%	(981,529)

	Total Net Assets	100.0%	$24,977,491

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Environmental Opportunities Fund

Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$890,425	$890,425	$—	$—
Chile	338,511	—	338,511	—
China	1,782,268	—	1,782,268	—
France	1,121,352	—	1,121,352	—
Germany	537,570	—	537,570	—
Japan	1,939,851	—	1,939,851	—
Netherlands	411,381	—	411,381	—
Spain	956,345	20,726	935,619	—
Sweden	1,702,570	—	1,702,570	—
Switzerland	452,276	—	452,276	—
United Kingdom	2,017,949	588,964	1,428,985	—
United States	11,654,034	11,654,034	—	—
Short-Term Investments	2,154,488	2,154,488	—	—

Total	$25,959,020	$15,308,637	$10,650,383	$—

(1) For the period ended January 31, 2019, there were no transfers in and out of Level 3.

The Hartford Equity Income Fund

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.9%
	Automobiles & Components - 0.5%
202,036	Cie Generale des Etablissements Michelin SCA	$21,945,531

	Banks - 13.4%
2,978,873	Bank of America Corp.	84,808,514
702,908	BB&T Corp.	34,301,910
1,538,327	JP Morgan Chase & Co.	159,216,845
401,038	M&T Bank Corp.	65,986,793
629,042	PNC Financial Services Group, Inc.	77,164,582
900,431	US Bancorp	46,066,050
1,434,649	Wells Fargo & Co.	70,168,683

		537,713,377

	Capital Goods - 9.0%
147,414	3M Co.	29,527,024
5,310,318	BAE Systems plc	35,724,479
342,292	Caterpillar, Inc.	45,579,603
351,200	Deere & Co.	57,596,800
759,583	Eaton Corp. plc	57,918,204
275,705	Honeywell International, Inc.	39,599,509
201,321	Lockheed Martin Corp.	58,320,681
309,599	United Technologies Corp.	36,554,354

		360,820,654

	Diversified Financials - 0.4%
39,179	BlackRock, Inc.	16,262,419

	Energy - 10.2%
186,531	Canadian Natural Resources Ltd.	5,010,223
867,627	Chevron Corp.	99,473,435
868,887	Exxon Mobil Corp.	63,672,039
2,203,246	Kinder Morgan, Inc.	39,878,753
593,296	Occidental Petroleum Corp.	39,620,307
215,228	Phillips 66	20,534,903
2,847,631	Suncor Energy, Inc.	92,035,434
1,201,574	TransCanada Corp.	51,100,845

		411,325,939

	Food & Staples Retailing - 1.5%
508,832	Sysco Corp.	32,488,923
284,306	Walmart, Inc.	27,245,044

		59,733,967

	Food, Beverage & Tobacco - 5.2%
715,277	Kraft Heinz Co.	34,376,213
992,738	Mondelez International, Inc. Class A	45,924,060
311,698	Nestle S.A.	27,175,041
300,997	PepsiCo., Inc.	33,913,332
863,606	Philip Morris International, Inc.	66,255,852

		207,644,498

	Health Care Equipment & Services - 3.2%
1,352,991	Koninklijke Philips N.V.	53,341,765
855,637	Medtronic plc	75,629,754

		128,971,519

	Household & Personal Products - 1.9%
1,425,308	Unilever N.V. ADR	76,268,231

	Insurance - 7.8%
737,921	American International Group, Inc.	31,900,325
585,874	Chubb Ltd.	77,950,536
742,655	Marsh & McLennan Cos., Inc.	65,494,744
1,657,851	MetLife, Inc.	75,714,055
625,841	Principal Financial Group, Inc.	31,335,859
255,889	Travelers Cos., Inc.	32,124,305

		314,519,824

The Hartford Equity Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Materials - 3.1%
1,180,516	DowDuPont, Inc.	$63,523,566
456,312	International Paper Co.	21,642,878
749,084	Nutrien Ltd.	38,817,533

		123,983,977

	Media & Entertainment - 2.1%
2,307,079	Comcast Corp. Class A	84,369,879

	Pharmaceuticals, Biotechnology & Life Sciences - 13.5%
80,263	Amgen, Inc.	15,018,010
901,237	Bristol-Myers Squibb Co.	44,494,071
848,842	Eli Lilly & Co.	101,742,202
671,634	Johnson & Johnson	89,381,053
1,107,258	Merck & Co., Inc.	82,413,213
606,322	Novartis AG	52,932,373
2,563,106	Pfizer, Inc.	108,803,850
175,812	Roche Holding AG	46,772,267

		541,557,039

	Real Estate - 1.6%
567,557	Crown Castle International Corp. REIT	66,438,222

	Retailing - 1.5%
328,453	Home Depot, Inc.	60,280,979

	Semiconductors & Semiconductor Equipment - 6.0%
858,987	Analog Devices, Inc.	84,919,455
1,473,791	Intel Corp.	69,445,032
221,253	KLA-Tencor Corp.	23,578,932
668,542	Maxim Integrated Products, Inc.	36,281,774
583,854	QUALCOMM, Inc.	28,912,450

		243,137,643

	Technology Hardware & Equipment - 3.7%
2,576,512	Cisco Systems, Inc.	121,843,253
311,355	TE Connectivity Ltd.	25,204,187

		147,047,440

	Telecommunication Services - 4.1%
872,223	BCE, Inc.	37,923,894
2,285,018	Verizon Communications, Inc.	125,813,091

		163,736,985

	Transportation - 1.5%
391,760	Union Pacific Corp.	62,317,263

	Utilities - 7.7%
605,704	American Electric Power Co., Inc.	47,923,300
694,440	Dominion Energy, Inc.	48,777,466
291,152	Duke Energy Corp.	25,557,323
163,622	Edison International	9,321,545
729,982	Eversource Energy	50,668,051
273,389	NextEra Energy, Inc.	48,931,163
453,221	Sempra Energy	53,017,793
485,103	Xcel Energy, Inc.	25,399,993

		309,596,634

	Total Common Stocks (cost $3,250,685,626)	$3,937,672,020

	Total Long-Term Investments (cost $3,250,685,626)	$3,937,672,020

Short-Term Investments - 1.8%
	Other Investment Pools & Funds - 1.8%
74,556,136	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(1)	74,556,136

	Total Short-Term Investments (cost $74,556,136)	$74,556,136

The Hartford Equity Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Total Investments (cost $3,325,241,762)	99.7%	$4,012,228,156
Other Assets and Liabilities	0.3%	11,626,332

Total Net Assets	100.0%	$4,023,854,488

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Hartford Equity Income Fund

Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$21,945,531	$—	$21,945,531	$—
Banks	537,713,377	537,713,377	—	—
Capital Goods	360,820,654	325,096,175	35,724,479	—
Diversified Financials	16,262,419	16,262,419	—	—
Energy	411,325,939	411,325,939	—	—
Food & Staples Retailing	59,733,967	59,733,967	—	—
Food, Beverage & Tobacco	207,644,498	180,469,457	27,175,041	—
Health Care Equipment & Services	128,971,519	75,629,754	53,341,765	—
Household & Personal Products	76,268,231	76,268,231	—	—
Insurance	314,519,824	314,519,824	—	—
Materials	123,983,977	123,983,977	—	—
Media & Entertainment	84,369,879	84,369,879	—	—
Pharmaceuticals, Biotechnology & Life Sciences	541,557,039	441,852,399	99,704,640	—
Real Estate	66,438,222	66,438,222	—	—
Retailing	60,280,979	60,280,979	—	—
Semiconductors & Semiconductor Equipment	243,137,643	243,137,643	—	—
Technology Hardware & Equipment	147,047,440	147,047,440	—	—
Telecommunication Services	163,736,985	163,736,985	—	—
Transportation	62,317,263	62,317,263	—	—
Utilities	309,596,634	309,596,634	—	—
Short-Term Investments	74,556,136	74,556,136	—	—

Total	$4,012,228,156	$3,774,336,700	$237,891,456	$—

(1) For the period ended January 31, 2019, there were no transfers in and out of Level 3.

The Hartford Floating Rate Fund

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value	†
Corporate Bonds - 6.3%
	Advertising - 0.0%
$ 1,500,000	Acosta, Inc. 7.75%, 10/01/2022(1)	$206,250

	Aerospace/Defense - 0.1%
3,350,000	Bombardier, Inc. 7.75%, 03/15/2020(1)	3,450,500

	Auto Parts & Equipment - 0.2%
8,000,000	Adient Global Holdings Ltd. 4.88%, 08/15/2026(1)	6,000,000

	Biotechnology - 0.1%
4,010,000	Sotera Health Topco, Inc. (8.13% Cash, 8.88% PIK) 8.13%, 11/01/2021(1)(2)	3,999,975

	Chemicals - 0.3%
4,000,000	Tronox Finance plc 5.75%, 10/01/2025(1)	3,460,000
6,873,000	Yingde Gases Investment Ltd. 6.25%, 01/19/2023(1)	6,608,027

		10,068,027

	Coal - 0.2%
2,975,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021	1,190,000
6,085,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(1)	5,217,887

		6,407,887

	Commercial Banks - 1.4%
7,600,000	Banco Bilbao Vizcaya Argentaria S.A. 5 year USD Swap + 3.870%, 6.13%, 11/16/2027(3)(4)	6,697,500
	Banco de Sabadell S.A.
EUR 4,600,000	5 year EUR Swap + 6.051%, 6.13%, 11/23/2022(3)(4)(5)	4,952,450
1,800,000	5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(3)(4)(5)	1,995,043
$ 2,902,500	Banco Santander S.A. 2.00%, 03/18/2019(3)	2,615,733
5,770,000	BNP Paribas S.A. 5 year USD Swap + 2.838%, 5.13%, 11/15/2027(1)(3)(4)	5,070,387
	Credit Agricole S.A.
2,150,000	5 year USD Swap + 4.898%, 7.88%, 01/23/2024(1)(3)(4)	2,254,649
1,700,000	5 year USD Swap + 6.185%, 8.13%, 12/23/2025(1)(3)(4)	1,842,375
3,650,000	Credit Suisse Group AG 5 year USD Swap + 3.455%, 6.25%, 12/18/2024(1)(3)(4)	3,608,631
4,095,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(1)	3,757,162
9,900,000	Intesa Sanpaolo S.p.A. 5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(3)(4)	9,070,875
	UniCredit S.p.A.
EUR 4,000,000	5 year EUR Swap + 4.925%, 5.38%, 06/03/2025(3)(4)(5)	3,905,328
3,325,000	5 year EUR Swap + 6.387%, 6.63%, 06/03/2023(3)(4)(5)	3,648,698

		49,418,831

	Commercial Services - 0.5%
$ 12,145,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(1)	10,854,594
7,000,000	Garda World Security Corp. 8.75%, 05/15/2025(1)	6,492,500

		17,347,094

	Diversified Financial Services - 0.2%
7,950,000	Navient Corp. 5.88%, 10/25/2024	7,473,000

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Energy-Alternate Sources - 0.2%
$ 7,135,000	Rio Energy S.A. / UGEN S.A. / UENSA S.A. 6.88%, 02/01/2025(1)	$5,690,162

	Entertainment - 0.2%
9,000,000	Codere Finance 2 Luxembourg S.A. 7.63%, 11/01/2021(1)	7,982,100

	Food - 0.1%
5,000,000	MARB BondCo plc 6.88%, 01/19/2025(1)	4,777,550

	Household Products - 0.2%
2,155,000	Coty, Inc. 6.50%, 04/15/2026(1)	1,939,500
7,600,000	Revlon Consumer Products Corp. 5.75%, 02/15/2021	6,080,000

		8,019,500

	Household Products/Wares - 0.2%
EUR 6,700,000	Diamond BC B.V. 5.63%, 08/15/2025(5)	6,809,909

	Insurance - 0.1%
$ 1,460,000	Acrisure LLC / Acrisure Finance, Inc. 8.13%, 02/15/2024(1)	1,485,550
3,975,000	HUB International Ltd. 7.00%, 05/01/2026(1)	3,855,750

		5,341,300

	Iron/Steel - 0.1%
6,875,000	AK Steel Corp. 7.00%, 03/15/2027	5,585,938

	Media - 0.2%
5,950,000	Altice Luxembourg S.A. 7.75%, 05/15/2022(1)	5,771,500

	Metal Fabricate/Hardware - 0.2%
10,000,000	Hillman Group, Inc. 6.38%, 07/15/2022(1)	8,150,000

	Mining - 0.3%
5,525,000	Constellium N.V. 6.63%, 03/01/2025(1)	5,497,375
	First Quantum Minerals Ltd.
1,995,000	7.25%, 04/01/2023(1)	1,910,232
1,900,000	7.50%, 04/01/2025(1)	1,770,563

		9,178,170

	Oil & Gas - 0.5%
10,000,000	Chesapeake Energy Corp. 7.00%, 10/01/2024	9,762,500
6,100,000	Sable Permian Resources Land LLC / AEPB Finance Corp. 3 mo. USD LIBOR + 6.500%, 9.24%, 08/01/2019(1)(4)	2,379,000
5,060,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(1)	4,161,850

		16,303,350

	Real Estate - 0.0%
2,000,000	Alpha Star Holding V Ltd. 6.63%, 04/18/2023(5)	1,721,786

	Retail - 0.6%
6,700,000	Ferrellgas L.P. / Ferrellgas Finance Corp. 6.75%, 01/15/2022	5,866,688
9,195,000	PetSmart, Inc. 5.88%, 06/01/2025(1)	7,220,833
6,725,000	Staples, Inc. 8.50%, 09/15/2025(1)	6,456,000

		19,543,521

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Telecommunications - 0.1%
$ 2,225,000	Frontier Communications Corp. 8.50%, 04/01/2026(1)	$2,018,631

	Toys/Games/Hobbies - 0.2%
6,250,000	Mattel, Inc. 6.75%, 12/31/2025(1)	5,906,250

	Transportation - 0.1%
4,000,000	Rumo Luxembourg S.a.r.l. 5.88%, 01/18/2025(1)	3,967,621

	Total Corporate Bonds (cost $247,719,246)	$221,138,852

Senior Floating Rate Interests - 84.6%(6)
	Advertising - 0.3%
7,111,725	Acosta Holdco, Inc. 1 mo. USD LIBOR + 3.250%, 5.75%, 09/26/2021	3,317,620
6,624,475	Entravision Communications Corp. 1 mo. USD LIBOR + 2.750%, 5.25%, 11/29/2024	6,326,374

		9,643,994

	Aerospace/Defense - 1.8%
11,691,011	Circor International, Inc. 1 mo. USD LIBOR + 3.500%, 6.01%, 12/11/2024	$11,457,191
	TransDigm, Inc.
29,561,980	1 mo. USD LIBOR + 2.500%, 5.00%, 06/09/2023	28,909,252
22,579,190	1 mo. USD LIBOR + 2.500%, 5.00%, 05/30/2025	21,980,164

		62,346,607

	Agriculture - 0.1%
3,974,401	Pinnacle Operating Corp. 1 mo. USD LIBOR + 7.250%, 9.75%, 11/15/2021	3,219,265

	Airlines - 0.4%
13,060,101	American Airlines, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 04/28/2023	12,643,876

	Auto Manufacturers - 0.9%
12,877,725	Navistar Financial Corp. 1 mo. USD LIBOR + 3.750%, 6.25%, 07/30/2025	12,684,559
17,723,643	Navistar International Corp. 1 mo. USD LIBOR + 3.500%, 6.02%, 11/06/2024	17,424,646

		30,109,205

	Beverages - 0.2%
EUR 5,000,000	Refresco Group BV 3 mo. EURIBOR + 3.250%, 3.25%, 03/28/2025	5,637,954

	Biotechnology - 0.9%
$ 32,579,729	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 5.50%, 05/15/2022	31,706,918

	Chemicals - 2.4%
8,970,000	Cabot Microelectronics Corp. 1 mo. ICE LIBOR + 2.250%, 4.75%, 11/14/2025	8,891,512
EUR 6,764,012	CTC AcquiCo GmbH 3 mo. EURIBOR + 2.750%, 2.75%, 03/07/2025	7,643,141
6,738,047	Diamond (BC) B.V. 1 mo. EURIBOR + 3.250%, 3.25%, 09/06/2024	7,544,313
	LTI Holdings, Inc.
$ 9,092,213	1 mo. USD LIBOR + 3.500%, 6.00%, 09/06/2025	8,770,166
1,140,000	1 mo. USD LIBOR + 6.750%, 9.25%, 09/06/2026	1,055,925
13,832,896	Nexeo Solutions LLC 3 mo. USD LIBOR + 3.250%, 6.00%, 06/09/2023	13,801,219
9,335,000	Starfruit Finco B.V. 1 mo. USD LIBOR + 3.250%, 5.75%, 10/01/2025	9,119,175
4,179,332	Tronox Blocked Borrower LLC 3 mo. USD LIBOR + 3.000%, 5.50%, 09/23/2024	4,119,275
9,644,613	Tronox Finance LLC 3 mo. USD LIBOR + 3.000%, 5.50%, 09/23/2024	9,506,020

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 14,418,981	Univar, Inc. 1 mo. USD LIBOR + 2.250%, 4.75%, 07/01/2024	$14,097,149

		84,547,895

	Coal - 0.3%
10,243,650	Foresight Energy LLC 3 mo. USD LIBOR + 5.750%, 8.25%, 03/28/2022	10,112,429

	Commercial Services - 6.6%
	Allied Universal Holdco LLC
22,687,323	3 mo. USD LIBOR + 3.750%, 6.25%, 07/28/2022	21,632,363
2,870,000	2 mo. USD LIBOR + 4.250%, 6.75%, 07/28/2022	2,762,375
16,349,025	APX Group, Inc. 2 mo. USD LIBOR + 5.000%, 7.50%, 04/01/2024	16,028,911
10,096,388	Avis Budget Car Rental LLC 3 mo. USD LIBOR + 2.000%, 4.50%, 02/13/2025	9,967,054
31,288,050	Blackhawk Network Holdings, Inc. 1 mo. USD LIBOR + 3.000%, 5.50%, 06/15/2025	30,677,933
19,659,628	BrightView Landscapes, LLC 1 mo. USD LIBOR + 2.500%, 5.06%, 08/15/2025	19,413,883
4,760,671	DuPage Medical Group Ltd. 1 mo. USD LIBOR + 2.750%, 5.25%, 08/15/2024	4,574,195
4,220,000	Energizer Holdings, Inc. 1 mo. USD LIBOR + 2.250%, 4.76%, 06/20/2025	4,188,350
EUR 4,500,000	Evergood 4 ApS 3 mo. EURIBOR + 3.750%, 3.75%, 02/06/2025	5,144,260
$ 14,659,454	Hertz Corp. 3 mo. USD LIBOR + 2.750%, 5.25%, 06/30/2023	14,253,680
18,242,332	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 11/15/2023	17,658,030
7,531,517	Russell Investments U.S. Inst’l Holdco, Inc. 3 mo. USD LIBOR + 3.250%, 5.75%, 06/01/2023	7,418,544
EUR 11,520,000	Techem GmbH 3 mo. EURIBOR + 3.750%, 3.75%, 07/31/2025	13,202,269
$ 18,360,344	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 5.50%, 05/01/2024	17,999,747
	Trans Union LLC
13,584,827	1 mo. USD LIBOR + 2.000%, 4.50%, 04/10/2023	13,393,145
10,163,726	1 mo. USD LIBOR + 2.000%, 4.50%, 06/19/2025	10,022,145
EUR 13,570,000	Verisure Holding AB 3 mo. EURIBOR + 3.500%, 0.00%, 10/21/2022(7)	15,452,380
$ 7,540,347	Weight Watchers International, Inc. 3 mo. USD LIBOR + 4.750%, 7.56%, 11/29/2024	7,493,220

		231,282,484

	Construction Materials - 0.5%
8,584,137	Forterra Finance LLC 1 mo. USD LIBOR + 3.000%, 5.50%, 10/25/2023	7,849,678
9,009,725	NCI Building Systems, Inc. 3 mo. USD LIBOR + 3.750%, 6.55%, 04/12/2025	8,570,501

		16,420,179

	Distribution/Wholesale - 0.2%
8,084,375	Hamilton Holdco LLC 1 mo. USD LIBOR + 2.000%, 4.81%, 07/02/2025	7,993,426

	Diversified Financial Services - 3.5%
14,737,200	AlixPartners LLP 3 mo. USD LIBOR + 2.750%, 5.25%, 04/04/2024	14,539,132
2,400,000	Aretec Group, Inc. 3 mo. USD LIBOR + 8.250%, 10.75%, 10/01/2026	2,346,000
	Crown Finance U.S., Inc.
EUR 8,411,438	1 mo. EURIBOR + 2.625%, 2.63%, 02/28/2025	9,538,671
$ 25,974,784	1 mo. USD LIBOR + 2.500%, 5.00%, 02/28/2025	25,318,921
5,200,000	Financial & Risk US Holdings, Inc. 1 mo. USD LIBOR + 3.750%, 6.25%, 10/01/2025	4,988,776
9,925,000	GreenSky Holdings LLC 1 mo. USD LIBOR + 3.250%, 5.75%, 03/31/2025	9,776,125

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

EUR 16,534,055	Nets Holding A/S 3 mo. EURIBOR + 3.000%, 3.00%, 02/06/2025	$18,644,406
$ 20,006,995	NFP Corp. 1 mo. USD LIBOR + 3.000%, 5.50%, 01/08/2024	19,186,709
1,761,700	NN, Inc. 1 mo. USD LIBOR + 3.250%, 5.75%, 04/02/2021	1,711,051
13,274,100	RP Crown Parent LLC 1 mo. USD LIBOR + 2.750%, 5.25%, 10/12/2023	13,041,803
3,376,434	SS&C Technologies Holdings Europe S.a.r.l. 1 mo. USD LIBOR + 2.250%, 4.75%, 04/16/2025	3,305,630

		122,397,224

	Electric - 0.8%
29,798,564	Calpine Construction Finance Company, L.P. 1 mo. USD LIBOR + 2.500%, 5.00%, 01/15/2025	29,128,097

	Electrical Components & Equipment - 0.1%
5,310,000	Lumentum Holdings 1 mo. USD LIBOR + 2.500%, 5.00%, 08/07/2025	5,217,075

	Energy-Alternate Sources - 2.1%
18,467,200	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 3.500%, 6.24%, 10/31/2024	18,255,566
5,668,566	Gulf Finance LLC 1 mo. USD LIBOR + 5.250%, 7.87%, 08/25/2023	4,438,487
24,090,452	Medallion Midland Acquisition LLC 1 mo. USD LIBOR + 3.250%, 5.75%, 10/30/2024	23,106,839
19,865,848	TEX Operations Co. LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 08/04/2023	19,531,903
7,805,800	Vistra Energy Corp. 1 mo. USD LIBOR + 2.000%, 4.51%, 12/31/2025	7,651,869

		72,984,664

	Engineering & Construction - 1.2%
24,520,640	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.96%, 06/21/2024	23,465,271
9,473,684	DAE Aviation Holdings, Inc. 1 mo. ICE LIBOR + 4.000%, 0.00%, 01/23/2026(7)	9,433,042
	DG Investment Intermediate Holdings, Inc.
7,598,339	3 mo. USD LIBOR + 3.000%, 5.50%, 02/03/2025	7,294,406
1,360,000	3 mo. USD LIBOR + 6.750%, 9.25%, 02/02/2026	1,305,600

		41,498,319

	Entertainment - 0.6%
5,797,402	Camelot Finance L.P. 1 mo. ICE LIBOR + 3.250%, 5.75%, 10/03/2023	5,750,327
10,963,453	CityCenter Holdings LLC 1 mo. USD LIBOR + 2.500%, 4.75%, 04/18/2024	10,751,968
4,049,586	Scientific Games International, Inc. 2 mo. USD LIBOR + 2.750%, 5.25%, 08/14/2024	3,921,336

		20,423,631

	Environmental Control - 0.2%
EUR 7,696,313	Fluidra Finco SLU 1 mo. EURIBOR + 2.750%, 2.75%, 07/02/2025	8,788,054

	Food - 1.3%
$ 4,581,975	CHG PPC Parent LLC 1 mo. USD LIBOR + 2.750%, 5.25%, 03/31/2025	4,478,881
20,738,398	Hostess Brands LLC 1 mo. USD LIBOR + 2.250%, 4.90%, 08/03/2022	19,995,341
6,698,870	JBS USA LLC 3 mo. USD LIBOR + 2.500%, 5.26%, 10/30/2022	6,624,579
13,249,407	Post Holdings, Inc. 1 mo. USD LIBOR + 2.000%, 4.52%, 05/24/2024	13,067,228

		44,166,029

	Gas - 0.2%
EUR 1,515,000	Messer Industries GmbH 3 mo. EURIBOR + 2.750% , 0.00%, 10/01/2025(7)	1,731,901

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 7,040,000	Messer Industries LLC 1 mo. USD LIBOR + 2.500%, 0.00%, 10/01/2025(7)	$6,881,600

		8,613,501

	Healthcare-Products - 2.0%
5,452,603	Immucor, Inc. 3 mo. USD LIBOR + 5.000%, 7.80%, 06/15/2021	5,418,524
11,261,862	Kinetic Concepts, Inc. 3 mo. USD LIBOR + 3.250%, 6.05%, 02/02/2024	11,177,398
14,000,000	Lifescan Global Corp. 3 mo. USD LIBOR + 6.000%, 8.80%, 09/27/2024	13,413,820
18,269,679	Parexel International Corp. 1 mo. USD LIBOR + 2.750%, 5.25%, 09/27/2024	17,264,847
30,482,747	Revlon Consumer Products Corp. 1 mo. USD LIBOR + 3.500%, 6.21%, 09/07/2023	21,549,473

		68,824,062

	Healthcare-Services - 5.5%
8,831,846	CDRH Parent, Inc. 3 mo. USD LIBOR + 4.250%, 7.01%, 07/01/2021	7,904,502
	DentalCorp Perfect Smile ULC
1,240,744	3 mo. ICE LIBOR + 3.750%, 5.59%, 06/06/2025(8)	1,212,058
4,948,237	1 mo. USD LIBOR + 3.750%, 6.25%, 06/06/2025	4,833,833
2,741,320	DuPage Medical Group Ltd. 1 mo. USD LIBOR + 7.000%, 9.52%, 08/15/2025	2,631,667
9,645,000	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.750%, 6.25%, 10/10/2025	9,071,123
	Gentiva Health Services, Inc.
17,944,431	1 mo. USD LIBOR + 3.750%, 6.25%, 07/02/2025	17,809,847
1,185,000	1 mo. USD LIBOR + 7.000%, 9.50%, 07/02/2026	1,198,331
	Global Medical Response, Inc.
7,447,523	1 mo. USD LIBOR + 3.250%, 5.76%, 04/28/2022	6,988,234
3,610,049	1 mo. USD LIBOR + 4.250%, 6.77%, 03/14/2025	3,384,421
EUR 9,295,756	IQVIA, Inc. 3 mo. EURIBOR + 2.000%, 2.50%, 06/11/2025	10,620,022
$ 13,593,029	Jaguar Holding Co. 3 mo. USD LIBOR + 2.500%, 5.00%, 08/18/2022	13,304,177
2,500,000	Lifescan Global Corporation 3 mo. USD LIBOR + 9.500%, 12.30%, 09/26/2025	2,300,000
23,975,022	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 2.750%, 5.55%, 06/07/2023	23,173,297
13,918,711	One Call Corp. 1 mo. USD LIBOR + 5.250%, 7.76%, 11/25/2022	12,274,633
13,511,910	Ortho-Clinical Diagnostics S.A. 3 mo. USD LIBOR + 3.250%, 5.76%, 06/30/2025	13,055,883
5,626,725	Sound Inpatient Physicians 1 mo. USD LIBOR + 3.000%, 5.25%, 06/27/2025	5,531,802
16,575,380	Surgery Center Holdings, Inc. 1 mo. USD LIBOR + 3.250%, 5.75%, 09/02/2024	16,115,413
14,581,065	Syneos Health, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 08/01/2024	14,319,772
23,438,509	Team Health Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 02/06/2024	21,036,062
5,087,250	Verscend Holding Corp. 1 mo. USD LIBOR + 4.500%, 7.00%, 08/27/2025	5,038,514

		191,803,591

	Household Products - 0.3%
11,773,469	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 5.74%, 09/06/2024	11,074,478

	Insurance - 3.1%
10,353,409	Acrisure, LLC 1 mo. USD LIBOR + 4.250%, 6.75%, 11/22/2023	10,133,399
	Asurion LLC
9,055,275	1 mo. USD LIBOR + 3.000%, 5.50%, 11/03/2023	8,903,237
28,352,463	1 mo. USD LIBOR + 3.000%, 5.50%, 11/03/2024	27,879,827
12,570,000	1 mo. USD LIBOR + 6.500%, 9.00%, 08/04/2025	12,632,850

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 4,486,100	Genworth Holdings, Inc. 1 mo. USD LIBOR + 4.500%, 7.01%, 03/07/2023	$4,474,885
24,437,188	Hub International Ltd. 2 mo. USD LIBOR + 2.750%, 5.51%, 04/25/2025	23,528,369
22,070,000	Sedgwick Claims Management Services, Inc. 1 mo. USD LIBOR + 3.250%, 5.75%, 12/31/2025	21,481,393

		109,033,960

	Internet - 0.4%
4,939,780	ION Trading Technologies S.a.r.l. 1 mo. USD LIBOR + 4.000%, 6.63%, 11/21/2024	4,671,204
11,123,812	Lands’ End, Inc. 1 mo. USD LIBOR + 3.250%, 5.77%, 04/04/2021	10,409,997

		15,081,201

	Investment Company Security - 0.2%
7,845,000	Aretec Group, Inc. 3 mo. USD LIBOR + 4.250%, 6.75%, 10/01/2025	7,707,712

	IT Services - 0.2%
4,171,846	NAB Holdings LLC 3 mo. USD LIBOR + 3.000%, 5.80%, 07/01/2024	4,025,831
4,675,000	Western Digital Corporation 0.00%, 04/29/2023(7)	4,581,500

		8,607,331

	Leisure Time - 2.8%
45,131,878	Caesars Resort Collection LLC 1 mo. USD LIBOR + 2.750%, 5.25%, 12/22/2024	44,460,767
17,253,529	Delta (LUX) S.a.r.l. 1 mo. USD LIBOR + 2.500%, 5.00%, 02/01/2024	16,570,634
21,021,384	Eldorado Resorts LLC 2 mo. USD LIBOR + 2.250%, 4.81%, 04/17/2024	20,745,584
9,393,461	Lindblad Expeditions, Inc. 6 mo. USD LIBOR + 3.500%, 6.00%, 03/21/2025	9,299,526
8,230,000	Penn National Gaming, Inc. 3 mo. USD LIBOR + 2.250%, 4.76%, 10/15/2025	8,115,109

		99,191,620

	Lodging - 1.9%
44,230,427	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.000%, 4.50%, 10/06/2024	43,290,530
23,622,410	Station Casinos LLC 1 mo. USD LIBOR + 2.500%, 5.00%, 06/08/2023	23,309,413

		66,599,943

	Machinery-Construction & Mining - 0.5%
	Brookfield WEC Holdings, Inc.
11,840,000	1 mo. USD LIBOR + 3.750%, 6.25%, 08/01/2025	11,770,262
2,175,000	1 mo. USD LIBOR + 6.750%, 9.25%, 08/03/2026	2,160,058
4,291,385	Pike Corp. 1 mo. USD LIBOR + 3.500%, 6.00%, 03/23/2025	4,277,095

		18,207,415

	Machinery-Diversified - 0.4%
EUR 7,584,376	Gates Global LLC 1 mo. EURIBOR + 3.000%, 3.00%, 04/01/2024	8,544,346
$ 4,353,125	Zodiac Pool Solutions LLC 1 mo. USD LIBOR + 2.250%, 4.75%, 07/02/2025	4,285,652

		12,829,998

	Media - 10.4%
	Advantage Sales & Marketing, Inc.
14,519,806	1 mo. USD LIBOR + 3.250%, 5.75%, 07/23/2021	12,719,350
5,130,000	1 mo. USD LIBOR + 6.500%, 9.00%, 07/25/2022	3,853,913
	Altice Financing S.A.
EUR 2,750,188	3 mo. EURIBOR + 2.750%, 2.75%, 01/31/2026	3,063,280
$ 18,579,613	3 mo. USD LIBOR + 2.750%, 5.25%, 01/31/2026	17,201,563

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 8,463,788	Altice France S.A. 1 mo. USD LIBOR + 4.000%, 6.51%, 08/14/2026	$7,971,110
17,296,470	Charter Communications Operating LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 04/30/2025	17,044,807
6,203,125	CSC Holdings LLC 1 mo. USD LIBOR + 2.500%, 5.01%, 01/25/2026	6,053,196
19,629,616	CSC Holdings, LLC 1 mo. USD LIBOR + 2.250%, 4.76%, 07/17/2025	18,985,569
29,650,000	Gray Television, Inc. 1 mo. ICE LIBOR + 2.500%, 5.02%, 01/02/2026	29,217,703
13,005,318	Houghton Mifflin Harcourt Publishing Co. 1 mo. USD LIBOR + 3.000%, 5.50%, 05/31/2021	12,228,250
12,626,975	Maxar Technologies Ltd. 1 mo. USD LIBOR + 2.750%, 5.25%, 10/04/2024	11,005,167
17,167,700	MTN Infrastructure TopCo, Inc. 1 mo. USD LIBOR + 3.000%, 5.50%, 11/15/2024	16,897,309
	NEP/NCP Holdco, Inc.
9,895,000	1 mo. USD LIBOR + 3.250%, 5.75%, 10/20/2025	9,755,876
4,755,000	1 mo. USD LIBOR + 7.000%, 9.50%, 10/19/2026	4,636,125
	Numericable Group S.A.
EUR 5,860,114	3 mo. EURIBOR + 3.000%, 3.00%, 07/31/2025	6,484,929
$ 9,942,900	1 mo. USD LIBOR + 2.750%, 5.25%, 07/31/2025	9,147,468
13,757,932	3 mo. USD LIBOR + 3.688%, 6.20%, 01/31/2026	12,853,898
	PSAV Holdings LLC
24,701,766	3 mo. USD LIBOR + 3.250%, 5.88%, 03/01/2025	23,569,684
8,180,000	3 mo. USD LIBOR + 7.250%, 9.78%, 09/01/2025	7,607,400
10,375,954	Quebecor Media, Inc. 3 mo. USD LIBOR + 2.250%, 4.87%, 08/17/2020	10,298,134
6,860,946	Shutterfly, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 08/17/2024	6,686,541
19,200,000	Telenet Financing USD LLC 1 mo. USD LIBOR + 2.250%, 4.76%, 08/15/2026	18,663,936
22,008,253	Tribune Media Co. 1 mo. USD LIBOR + 3.000%, 5.50%, 01/27/2024	21,870,701
14,138,671	UPC Financing Partnership 1 mo. USD LIBOR + 2.500%, 5.01%, 01/15/2026	13,908,918
16,490,000	Virgin Media Bristol LLC 1 mo. USD LIBOR + 2.500%, 5.01%, 01/15/2026	16,172,897
GBP 12,075,000	Virgin Media Investment Holdings Ltd. 3 mo. GBP LIBOR + 3.250%, 3.99%, 11/15/2027	15,618,053
$ 5,826,250	Web.com Group, Inc. 1 mo. USD LIBOR + 7.750%, 10.27%, 10/09/2026	5,687,877
22,075,000	Ziggo Secured Finance Partnership 1 mo. USD LIBOR + 2.500%, 5.01%, 04/15/2025	21,327,761

		360,531,415

	Metal Fabricate/Hardware - 0.3%
1,305,519	Ameriforge Group, Inc. 3 mo. USD LIBOR + 7.000%, 9.80%, 06/08/2022	1,298,991
1,957,687	NN, Inc. 1 mo. USD LIBOR + 3.750%, 6.25%, 10/19/2022	1,903,850
7,907,641	Rexnord LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 08/21/2024	7,834,179

		11,037,020

	Miscellaneous Manufacturing - 1.2%
5,912,112	H.B. Fuller Co. 1 mo. USD LIBOR + 2.000%, 4.50%, 10/20/2024	5,793,870
10,271,667	Hillman Group, Inc. 1 mo. USD LIBOR + 3.500%, 6.80%, 05/31/2025	9,743,395
27,758,774	USI, Inc. 3 mo. USD LIBOR + 3.000%, 5.80%, 05/16/2024	26,579,026

		42,116,291

	Oil & Gas - 3.9%
2,813,333	Ascent Resources - Marcellus LLC 1 mo. USD LIBOR + 6.500%, 9.02%, 03/30/2023	2,806,300

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 12,930,000	BCP Raptor II LLC 2 mo. USD LIBOR + 4.750%, 7.37%, 11/03/2025	$12,283,500
18,795,877	BCP Raptor LLC 2 mo. USD LIBOR + 4.250%, 6.87%, 06/24/2024	17,912,470
12,445,000	California Resources Corp. 1 mo. USD LIBOR + 4.750%, 7.25%, 12/31/2022	12,175,317
	Fieldwood Energy LLC
15,374,446	1 mo. USD LIBOR + 5.250%, 7.75%, 04/11/2022	14,048,400
5,050,000	1 mo. USD LIBOR + 7.250%, 9.75%, 04/11/2023	4,314,619
16,274,213	Grizzly Acquisitions, Inc. 1 mo. USD LIBOR + 3.250%, 6.05%, 10/01/2025	16,175,916
5,160,644	KCA Deutag Alpha Ltd. 3 mo. USD LIBOR + 6.750%, 9.55%, 02/28/2023	4,160,769
11,476,212	PES Holdings LLC 3 mo. USD LIBOR + 3.500%, 3.30%, 12/31/2022	8,549,778
	PowerTeam Services, LLC
21,231,035	3 mo. USD LIBOR + 3.250%, 6.06%, 03/06/2025	20,249,100
2,330,000	3 mo. USD LIBOR + 7.250%, 10.06%, 03/06/2026	2,236,800
6,962,550	Traverse Midstream Partners LLC 3 mo. USD LIBOR + 4.000%, 6.60%, 09/27/2024	6,917,572
17,500,000	Ultra Resources, Inc. 1 mo. USD LIBOR + 3.000%, 6.50%, 04/12/2024	15,604,225

		137,434,766

	Oil & Gas Services - 0.8%
18,483,319	Crosby U.S. Acquisition Corp. 3 mo. USD LIBOR + 3.000%, 5.50%, 11/23/2020	17,097,071
EUR 3,357	EG Group Ltd. 3 mo. EURIBOR + 4.000%, 4.00%, 02/06/2025	3,738
	Utex Industries, Inc.
$ 6,960,284	1 mo. USD LIBOR + 4.000%, 6.50%, 05/22/2021	6,551,367
3,000,000	1 mo. USD LIBOR + 7.250%, 9.75%, 05/22/2022	2,696,250

		26,348,426

	Packaging & Containers - 3.7%
27,105,369	Berlin Packaging LLC 1 mo. USD LIBOR + 3.000%, 5.55%, 11/07/2025	26,021,154
9,827,416	Berry Global, Inc. 1 mo. USD LIBOR + 2.000%, 4.52%, 10/01/2022	9,723,049
	Flex Acquisition Co., Inc.
26,073,964	3 mo. USD LIBOR + 3.000%, 5.52%, 12/29/2023	25,248,202
21,676,050	1 mo. USD LIBOR + 3.250%, 5.77%, 06/29/2025	21,036,606
10,714,938	Plastipak Packaging, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 10/14/2024	10,438,171
	Proampac PG Borrower LLC
7,844,429	1 mo. USD LIBOR + 2.50%, 6.10%, 11/18/2023	7,611,528
3,105,000	1 mo. USD LIBOR + 8.500%, 11.15%, 11/18/2024	3,022,190
24,862,115	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 02/05/2023	24,486,946

		127,587,846

	Pharmaceuticals - 2.2%
8,455,536	Amneal Pharmaceuticals LLC 3 mo. USD LIBOR + 3.500%, 6.00%, 05/04/2025	8,367,429
12,767,563	Bausch Health Companies Inc. 1 mo. USD LIBOR + 2.750%, 5.26%, 11/27/2025	12,580,007
10,019,200	Endo Luxembourg Finance Co. S.a r.l. 1 mo. USD LIBOR + 4.250%, 6.75%, 04/29/2024	9,910,692
12,743,080	NVA Holdings, Inc. 3 mo. USD LIBOR + 2.750%, 5.25%, 02/02/2025	12,169,642
32,589,143	Valeant Pharmaceuticals International, Inc. 1 mo. USD LIBOR + 3.000%, 5.51%, 06/02/2025	32,211,435

		75,239,205

	Real Estate - 0.5%
16,319,318	VICI Properties LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 12/20/2024	16,008,272

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	REITS - 0.6%
$ 20,435,093	MGM Growth Properties Operating Partnership L.P. 1 mo. USD LIBOR + 2.000%, 4.50%, 03/21/2025	$20,093,418

	Retail - 5.5%
21,803,600	B.C. Unlimited Liability Co. 1 mo. USD LIBOR + 2.250%, 4.75%, 02/16/2024	21,422,037
24,446,710	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 7.50%, 09/25/2024	24,141,126
3,525,000	Belron Finance U.S. LLC 1 mo. USD LIBOR + 2.500%, 4.84%, 11/07/2024	3,476,531
4,250,000	1 mo. USD LIBOR + 2.500%, 5.12%, 11/13/2025	4,191,563
	Coty Inc.
EUR 8,315,694	1 mo. EURIBOR + 2.500%, 2.50%, 04/07/2025	9,158,259
$ 18,631,945	1 mo. USD LIBOR + 2.250%, 4.77%, 04/07/2025	17,677,058
3,321,527	CWGS Group LLC 1 mo. USD LIBOR + 2.750%, 5.26%, 11/08/2023	3,127,782
7,500,000	Foundation Building Materials Holding Co. LLC 1 mo. USD LIBOR + 3.250%, 5.75%, 08/13/2025	7,143,750
11,994,942	Harbor Freight Tools USA, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 08/18/2023	11,581,596
6,978,063	Michaels Stores, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 01/30/2023	6,890,837
13,759,463	Neiman Marcus Group Ltd. LLC 1 mo. USD LIBOR + 3.250%, 5.76%, 10/25/2020	12,170,245
12,527,690	Petco Animal Supplies, Inc. 3 mo. USD LIBOR + 3.250%, 5.99%, 01/26/2023	9,576,668
18,518,699	PetSmart, Inc. 1 mo. USD LIBOR + 3.000%, 5.52%, 03/11/2022	15,477,928
4,970,718	Rodan & Fields LLC 1 mo. USD LIBOR + 4.000%, 6.51%, 06/06/2025	4,597,914
8,000,000	Smart & Final Stores LLC 1 mo. USD LIBOR + 3.500%, 6.00%, 11/15/2022	7,380,000
13,677,054	Sports Authority, Inc. 0.00%, 11/16/2019(7)(9)	13,677
16,949,150	Staples, Inc. 3 mo. USD LIBOR + 4.000%, 6.54%, 09/12/2024	16,635,591
16,162,515	U.S. Foods, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 06/27/2023	15,879,671

		190,542,233

	Semiconductors - 0.7%
4,780,227	Integrated Device Technology, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 04/04/2024	4,756,326
18,448,400	Microchip Technology, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 05/29/2025	18,125,553

		22,881,879

	Software - 8.0%
	Almonde, Inc.
22,144,212	3 mo. USD LIBOR + 3.500%, 6.30%, 06/13/2024	21,217,033
9,320,000	3 mo. USD LIBOR + 7.250%, 10.05%, 06/13/2025	8,767,417
27,365,575	Change Healthcare Holdings LLC 1 mo. USD LIBOR + 2.750%, 5.25%, 03/01/2024	26,763,533
10,611,000	Cypress Intermediate Holdings , Inc. 1 mo. USD LIBOR + 3.000%, 5.50%, 04/26/2024	10,319,198
2,487,264	DTI Holdco, Inc. 1 mo. USD LIBOR + 4.750%, 7.49%, 09/30/2023	2,323,527
20,210,954	Epicor Software Corp. 1 mo. USD LIBOR + 3.250%, 5.75%, 06/01/2022	19,746,102
15,911,400	EVO Payments International LLC 1 mo. USD LIBOR + 3.250%, 5.76%, 12/22/2023	15,739,080
	First Data Corp.
13,673,263	1 mo. USD LIBOR + 2.000%, 4.52%, 07/08/2022	13,614,057
25,939,548	1 mo. USD LIBOR + 2.000%, 4.52%, 04/26/2024	25,834,234
	Hyland Software, Inc.
10,667,610	1 mo. USD LIBOR + 3.500%, 6.00%, 07/01/2024	10,517,090

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 1,885,000	1 mo. USD LIBOR + 7.000%, 9.50%, 07/07/2025	$1,864,265
	Infor U.S., Inc.
EUR 3,686,911	3 mo. EURIBOR + 2.250%, 3.25%, 02/01/2022	4,189,146
$ 11,308,285	1 mo. USD LIBOR + 2.750%, 5.25%, 02/01/2022	11,231,954
2,919,775	MA FinanceCo. LLC 1 mo. USD LIBOR + 2.500%, 5.00%, 06/21/2024	2,820,006
	Quest Software U.S. Holdings, Inc.
4,389,000	3 mo. USD LIBOR + 4.250%, 6.99%, 05/16/2025	4,319,522
2,000,000	3 mo. USD LIBOR + 8.250%, 10.99%, 05/16/2026	1,973,340
19,936,360	Seattle Spinco, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 06/21/2024	19,255,134
	SkillSoft Corp.
18,550,169	3 mo. USD LIBOR + 4.750%, 7.25%, 04/28/2021	15,085,183
7,450,000	3 mo. USD LIBOR + 8.250%, 10.75%, 04/28/2022	3,814,400
2,135,000	Sound Inpatient Physicians 1 mo. USD LIBOR + 6.750%, 9.25%, 06/26/2026	2,102,975
25,476,233	SS&C Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 4.75%, 04/16/2025	24,962,369
8,260,000	Web.com Group, Inc. 3 mo. USD LIBOR + 3.750%, 6.27%, 10/10/2025	7,970,900
23,414,377	WEX, Inc. 1 mo. USD LIBOR + 2.250%, 4.75%, 06/30/2023	23,033,893

		277,464,358

	Telecommunications - 4.1%
9,825,000	Altice Financing S.A. 3 mo. USD LIBOR + 2.750%, 5.23%, 07/15/2025	9,118,877
35,020,597	CenturyLink, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 01/31/2025	33,433,814
11,759,864	Frontier Communications Corp. 1 mo. USD LIBOR + 3.750%, 6.25%, 06/15/2024	11,223,379
11,902,500	Level 3 Financing, Inc. 1 mo. USD LIBOR + 2.250%, 4.76%, 02/22/2024	11,679,328
37,147,178	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 02/02/2024	36,264,933
31,096,735	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 03/15/2024	28,900,684
7,875,263	Zacapa LLC 1 mo. USD LIBOR + 5.000%, 7.80%, 07/02/2025	7,855,574
3,501,986	Zayo Group LLC 1 mo. USD LIBOR + 2.250%, 4.75%, 01/19/2024	3,468,717

		141,945,306

	Textiles - 0.2%
	International Textile Group, Inc.
3,456,250	3 mo. USD LIBOR + 5.000%, 7.52%, 05/01/2024	3,378,484
3,500,000	3 mo. USD LIBOR + 9.000%, 11.52%, 05/01/2025	3,272,500

		6,650,984

	Transportation - 0.6%
5,827,316	Kenan Advantage Group, Inc. 1 mo. USD LIBOR + 3.000%, 5.50%, 07/31/2022	5,714,441
15,408,523	Savage Enterprises LLC 1 mo. USD LIBOR + 4.500%, 7.02%, 08/01/2025	15,360,448

		21,074,889

	Total Senior Floating Rate Interests (cost $3,059,906,392)	$2,944,798,445

Common Stocks - 0.7%
	Consumer Services - 0.0%
57,891	Caesars Entertainment Corp.*	529,124

	Energy - 0.4%
2,037,975	Ascent Resources - Marcellus LLC Class A*(10)(11)	6,419,621
418,220,006	KCA Deutag*(10)(11)(12)	1,721,812
43,330	Paragon Offshore Ltd., Litigation*	527,170
544,947	Philadelphia Energy Solutions Class A*	2,179,788
389,285	Templar Energy LLC Class A*	$97,321

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

112,212	Texgen Power LLC(10)(11)		3,572,437

			14,518,149

	Insurance - 0.3%
175,508	AFG Holdings, Inc.		9,652,940

	Retailing - 0.0%
141	F+W Media, Inc. Class A(10)(11)		—

	Total Common Stocks (cost $30,680,708)		$24,700,213

Escrows - 0.0%(13)
	Energy-Alternate Sources - 0.0%
160,856	Paragon Offshore Ltd. *(10)(11)		—
70,000,000	TCEH Corp.*(10)(11)		70

			70

	Total Escrows (cost $—)		$70

Warrants - 0.0%
Energy - 0.0%
196,021	Ascent Resources Expires 3/30/23*(10)(11)		29,894
523,280	Ascent Resources - Marcellus LLC Expires 3/30/23*(10)(11)		41,862

			71,756

	Total Warrants (cost $71,756)		$71,756

	Total Long-Term Investments (cost $3,338,378,102)		$3,190,709,336

Short-Term Investments - 6.1%
	Other Investment Pools & Funds - 6.1%
210,650,238	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.29%(14)		210,650,238

	Total Short-Term Investments (cost $210,650,238)		$210,650,238

	Total Investments (cost $3,549,028,340)	97.7%	$3,401,359,574
	Other Assets and Liabilities	2.3%	80,707,228

	Total Net Assets	100.0%	$3,482,066,802

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $152,834,279, representing 4.4% of net assets.

(2)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2019.
(5)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $23,033,214, representing 0.7% of net assets.

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

(6)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2019.

(7)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(8)

This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2019, the aggregate value of the unfunded commitment was $1,212,058, which rounds to 0.0% of total net assets.

(9)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(10)	Investment valued using significant unobservable inputs.
(11)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2019, the aggregate fair value of these securities was $11,785,696, which represented 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(12)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,721,812 or 0.0% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
03/2011	KCA Deutag	418,220,006	$ 5,667,717	$1,721,812

(13)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(14)	Current yield as of period end.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2019
Reference Entity		Notional Amount (a)	(Pay)/ Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.31.V3	USD	4,950,000	(5.00%)	12/20/23	Quarterly	$(122,576)	$(320,886)	$(198,310)

Credit default swaps on indices:
Sell protection:
CDX.NA.HY.31.V1	USD	28,906,100	5.00%	12/20/23	Quarterly	$1,477,306	$1,873,852	$396,546

Total						$1,354,730	$1,552,966	$198,236

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Total Return Swap Contracts Outstanding at January 31, 2019

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Markit IBOXX USD Liquid Leverage Loan Index	JPM	USD	61,440,000	(1.00%)	03/20/19	Quarterly	$—	$(2,698)	$1,574,479	$1,577,177

Foreign Currency Contracts Outstanding at January 31, 2019
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
3,451,000	GBP	4,546,641	USD	BNP	02/28/19	$ —	$ (13,824)
210,496,085	USD	185,385,605	EUR	GSC	02/28/19	—	(2,196,736)
20,139,169	USD	15,286,071	GBP	BNP	02/28/19	61,232	—
Total						$ 61,232	$ (2,210,560)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BNP	BNP Paribas Securities Services
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
EUR	Euro
GBP	British Pound
USD	United States Dollar

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield
ICE	Intercontinental Exchange, Inc.

Other Abbreviations:
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
PIK	Payment-in-kind

The Hartford Floating Rate Fund

Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$221,138,852	$—	$221,138,852	$—
Senior Floating Rate Interests	2,944,798,445	—	2,944,798,445	—
Common Stocks
Consumer Services	529,124	529,124	—	—
Energy	14,518,149	—	2,804,279	11,713,870
Insurance	9,652,940	—	9,652,940	—
Retailing	—	—	—	—
Escrows	70	—	—	70
Warrants	71,756	—	—	71,756
Short-Term Investments	210,650,238	210,650,238	—	—
Foreign Currency Contracts(2)	61,232	—	61,232	—
Swaps - Credit Default(2)	396,546	—	396,546	—
Swaps - Total Return(2)	1,577,177	—	1,577,177	—

Total	$3,403,394,529	$211,179,362	$3,180,429,471	$11,785,696

Liabilities
Foreign Currency Contracts(2)	$(2,210,560)	$—	$(2,210,560)	$—
Swaps - Credit Default(2)	(198,310)	—	(198,310)	—

Total	$(2,408,870)	$—	$(2,408,870)	$—

(1) For the period ended January 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2019 is not presented.

The Hartford Floating Rate High Income Fund

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 7.3%
	Advertising - 0.0%
$ 300,000	Acosta, Inc. 7.75%, 10/01/2022(1)	$41,250

	Aerospace/Defense - 0.1%
450,000	Bombardier, Inc. 7.75%, 03/15/2020(1)	463,500

	Auto Parts & Equipment - 0.2%
1,000,000	Adient Global Holdings Ltd. 4.88%, 08/15/2026(1)	750,000

	Biotechnology - 0.1%
730,000	Sotera Health Topco, Inc. (8.13% Cash, 8.88% PIK) 8.13%, 11/01/2021(1)(2)	728,175

	Chemicals - 0.3%
700,000	Tronox Finance plc 5.75%, 10/01/2025(1)	605,500
1,100,000	Yingde Gases Investment Ltd. 6.25%, 01/19/2023(1)	1,057,592

		1,663,092

	Coal - 0.2%
825,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021	330,000
915,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(1)	784,612

		1,114,612

	Commercial Banks - 1.8%
1,400,000	Banco Bilbao Vizcaya Argentaria S.A. 5 year USD Swap + 3.870%, 6.13%, 11/16/2027(3)(4)	1,233,750
EUR 800,000	Banco de Sabadell S.A. 5 year EUR Swap + 6.051%, 6.13%, 11/23/2022(3)(4)(5)	861,296
200,000	5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(3)(4)(5)	221,671
$ 397,500	Banco Santander S.A. 2.00%, 03/18/2019(3)	358,227
625,000	BNP Paribas S.A. 5 year USD Swap + 2.838%, 5.13%, 11/15/2027(1)(3)(4)	549,219
275,000	Credit Suisse Group AG 5 year USD Swap + 3.455%, 6.25%, 12/18/2024(1)(3)(4)	271,883
EUR 450,000	Danske Bank A/S 5 year EUR Swap + 5.471%, 5.88%, 04/06/2022(3)(4)(5)	518,289
$ 1,000,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(1)	917,500
650,000	HSBC Holdings plc 5 year USD ICE Swap + 4.368%, 6.38%, 03/30/2025(3)(4)	652,437
1,325,000	Intesa Sanpaolo S.p.A. 5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(3)(4)	1,214,031
EUR 550,000	UniCredit S.p.A. 5 year EUR Swap + 4.925%, 5.38%, 06/03/2025(3)(4)(5)	536,983
1,125,000	5 year EUR Swap + 6.387%, 6.63%, 06/03/2023(3)(4)(5)	1,234,522

		8,569,808

	Commercial Services - 0.4%
$ 800,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.25%, 03/15/2025(1)	718,000
940,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(1)	840,125
650,000	Garda World Security Corp. 8.75%, 05/15/2025(1)	602,875

		2,161,000

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Diversified Financial Services - 0.2%
$ 1,050,000	Navient Corp. 5.88%, 10/25/2024	$987,000

	Energy-Alternate Sources - 0.2%
1,135,000	Rio Energy S.A. / UGEN S.A. / UENSA S.A. 6.88%, 02/01/2025(1)	905,162

	Entertainment - 0.2%
1,100,000	Codere Finance 2 Luxembourg S.A. 7.63%, 11/01/2021(1)	975,590

	Food - 0.2%
1,200,000	MARB BondCo plc 6.88%, 01/19/2025(1)	1,146,612

	Household Products - 0.3%
500,000	Coty, Inc. 6.50%, 04/15/2026(1)	450,000
1,400,000	Revlon Consumer Products Corp. 5.75%, 02/15/2021	1,120,000

		1,570,000

	Household Products/Wares - 0.2%
EUR 1,050,000	Diamond BC B.V. 5.63%, 08/15/2025(5)	1,067,225

	Insurance - 0.1%
$ 335,000	Acrisure LLC / Acrisure Finance, Inc. 8.13%, 02/15/2024(1)	340,863

	Iron/Steel - 0.2%
1,075,000	AK Steel Corp. 7.00%, 03/15/2027	873,437

	Media - 0.2%
800,000	Altice Luxembourg S.A. 7.75%, 05/15/2022(1)	776,000

	Metal Fabricate/Hardware - 0.3%
1,375,000	Hillman Group, Inc. 6.38%, 07/15/2022(1)	1,120,625
300,000	Novelis Corp. 6.25%, 08/15/2024(1)	301,875

		1,422,500

	Mining - 0.3%
675,000	Constellium N.V. 6.63%, 03/01/2025(1)	671,625
	First Quantum Minerals Ltd.
430,000	7.25%, 04/01/2023(1)	411,729
250,000	7.50%, 04/01/2025(1)	232,969

		1,316,323

	Oil & Gas - 0.5%
1,425,000	Chesapeake Energy Corp. 7.00%, 10/01/2024	1,391,156
600,000	Sable Permian Resources Land LLC / AEPB Finance Corp. 3 mo. USD LIBOR + 6.500%, 9.24%, 08/01/2019(1)(4)	234,000
935,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(1)	769,038

		2,394,194

	Pharmaceuticals - 0.1%
EUR 425,000	Rossini S.a.r.l. 3 mo. EURIBOR + 6.250%, 6.25%, 10/30/2025(1)(4)	491,254

	Real Estate - 0.1%
$ 500,000	Alpha Star Holding V Ltd. 6.63%, 04/18/2023(5)	430,447

	Retail - 0.8%
1,625,000	Ferrellgas L.P. / Ferrellgas Finance Corp. 6.50%, 05/01/2021	1,421,875

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 300,000	6.75%, 01/15/2022	$262,688
1,335,000	PetSmart, Inc. 5.88%, 06/01/2025(1)	1,048,375
975,000	Staples, Inc. 8.50%, 09/15/2025(1)	936,000

		3,668,938

	Telecommunications - 0.1%
325,000	Frontier Communications Corp. 8.50%, 04/01/2026(1)	294,856

	Toys/Games/Hobbies - 0.1%
750,000	Mattel, Inc. 6.75%, 12/31/2025(1)	708,750

	Transportation - 0.1%
525,000	Rumo Luxembourg S.a.r.l. 5.88%, 01/18/2025(1)	520,750

	Total Corporate Bonds (cost $39,769,393)	$35,381,338

Senior Floating Rate Interests - 85.3%(6)
	Advertising - 0.1%
1,039,350	Acosta Holdco, Inc. 1 mo. USD LIBOR + 3.250%, 5.75%, 09/26/2021	484,857

	Aerospace/Defense - 1.6%
1,351,631	Circor International, Inc. 1 mo. USD LIBOR + 3.500%, 6.01%, 12/11/2024	$1,324,598
	TransDigm, Inc.
3,567,675	1 mo. USD LIBOR + 2.500%, 5.00%, 06/09/2023	3,488,900
3,156,150	1 mo. USD LIBOR + 2.500%, 5.00%, 05/30/2025	3,072,418

		7,885,916

	Agriculture - 0.1%
317,587	Pinnacle Operating Corp. 1 mo. USD LIBOR + 7.250%, 9.75%, 11/15/2021	257,246

	Auto Manufacturers - 1.0%
2,168,188	Navistar Financial Corp. 1 mo. USD LIBOR + 3.750%, 6.25%, 07/30/2025	2,135,665
2,913,031	Navistar International Corp. 1 mo. USD LIBOR + 3.500%, 6.02%, 11/06/2024	2,863,888

		4,999,553

	Beverages - 0.2%
EUR 1,000,000	Refresco Group BV 3 mo. EURIBOR + 3.250%, 3.25%, 03/28/2025	1,127,591

	Biotechnology - 1.0%
$ 4,989,001	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 5.50%, 05/15/2022	4,855,345

	Chemicals - 1.8%
EUR 1,317,191	CTC AcquiCo GmbH 3 mo. EURIBOR + 2.750%, 2.75%, 03/07/2025	1,488,388
	LTI Holdings, Inc.
$ 2,049,863	1 mo. USD LIBOR + 3.500%, 6.00%, 09/06/2025	1,977,256
190,000	1 mo. USD LIBOR + 6.750%, 9.25%, 09/06/2026	175,988
838,666	Nexeo Solutions LLC 3 mo. USD LIBOR + 3.250%, 6.05%, 06/09/2023	836,746
1,625,000	Starfruit Finco B.V. 1 mo. USD LIBOR + 3.250%, 5.75%, 10/01/2025	1,587,430
829,301	Tronox Blocked Borrower LLC 3 mo. USD LIBOR + 3.000%, 5.50%, 09/23/2024	817,384
1,913,771	Tronox Finance LLC 3 mo. USD LIBOR + 3.000%, 5.50%, 09/23/2024	1,886,270

		8,769,462

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Coal - 0.3%
$ 1,410,952	Foresight Energy LLC 3 mo. USD LIBOR + 5.750%, 8.25%, 03/28/2022	$1,392,878

	Commercial Services - 6.1%
2,927,525	Allied Universal Holdco LLC 3 mo. USD LIBOR + 3.750%, 6.25%, 07/28/2022	2,791,395
1,545,000	2 mo. USD LIBOR + 4.250%, 6.75%, 07/28/2022	1,487,062
2,249,363	APX Group, Inc. 2 mo. USD LIBOR + 5.000%, 7.50%, 04/01/2024	2,205,320
6,614,325	Blackhawk Network Holdings, Inc. 1 mo. USD LIBOR + 3.000%, 5.50%, 06/15/2025	6,485,346
925,000	DuPage Medical Group Ltd. 1 mo. USD LIBOR + 2.750%, 5.25%, 08/15/2024	888,768
780,000	Energizer Holdings, Inc. 1 mo. USD LIBOR + 2.250%, 4.76%, 06/20/2025	774,150
1,774,367	Hertz Corp. 3 mo. USD LIBOR + 2.750%, 5.25%, 06/30/2023	1,725,253
2,631,363	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 11/15/2023	2,547,080
EUR 2,490,000	Techem GmbH 3 mo. EURIBOR + 3.750%, 3.75%, 07/31/2025	2,853,615
$ 1,442,925	Trans Union LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 06/19/2025	1,422,825
EUR 4,275,000	Verisure Holding AB 3 mo. EURIBOR + 3.500%, 0.00%, 10/21/2022(7)	4,868,012
$ 1,308,594	Weight Watchers International, Inc. 3 mo. USD LIBOR + 4.750%, 7.56%, 11/29/2024	1,300,415

		29,349,241

	Construction Materials - 0.5%
1,259,201	Forterra Finance LLC 1 mo. USD LIBOR + 3.000%, 5.50%, 10/25/2023	1,151,463
1,152,579	NCI Building Systems, Inc. 3 mo. USD LIBOR + 3.750%, 6.55%, 04/12/2025	1,096,391

		2,247,854

	Distribution/Wholesale - 0.2%
1,104,450	Hamilton Holdco LLC 1 mo. USD LIBOR + 2.000%, 4.81%, 07/02/2025	1,092,025

	Diversified Financial Services - 2.9%
600,000	Aretec Group, Inc. 3 mo. USD LIBOR + 8.250%, 10.75%, 10/01/2026	586,500
	Crown Finance U.S., Inc.
EUR 1,049,656	1 mo. EURIBOR + 2.625%, 2.63%, 02/28/2025	1,190,323
$ 4,377,553	1 mo. USD LIBOR + 2.500%, 5.00%, 02/28/2025	4,267,020
470,000	Financial & Risk US Holdings, Inc. 1 mo. USD LIBOR + 3.750%, 6.25%, 10/01/2025	450,909
911,445	GreenSky Holdings LLC 1 mo. USD LIBOR + 3.250%, 5.75%, 03/31/2025	897,773
EUR 1,920,241	Nets Holding A/S 3 mo. EURIBOR + 3.000%, 3.00%, 02/06/2025	2,165,334
$ 3,744,651	NFP Corp. 1 mo. USD LIBOR + 3.000%, 5.50%, 01/08/2024	3,591,120
248,100	NN, Inc. 1 mo. USD LIBOR + 3.250%, 5.75%, 04/02/2021	240,967
710,280	SS&C Technologies Holdings Europe S.a.r.l. 1 mo. USD LIBOR + 2.250%, 4.75%, 04/16/2025	695,385

		14,085,331

	Electrical Components & Equipment - 0.2%
935,000	Lumentum Holdings 1 mo. USD LIBOR + 2.500%, 5.00%, 08/07/2025	918,638

	Energy-Alternate Sources - 1.8%
3,079,525	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 3.500%, 6.24%, 10/31/2024	3,044,234

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 983,752	Gulf Finance LLC 1 mo. USD LIBOR + 5.250%, 7.87%, 08/25/2023	$770,278
3,528,508	Medallion Midland Acquisition LLC 1 mo. USD LIBOR + 3.250%, 5.75%, 10/30/2024	3,384,439
1,361,253	TEX Operations Co. LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 08/04/2023	1,338,370

		8,537,321

	Engineering & Construction - 1.4%
3,729,275	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.96%, 06/21/2024	3,568,767
2,105,263	DAE Aviation Holdings, Inc. 1 mo. ICE LIBOR + 4.000%, 0.00%, 01/23/2026(7)	2,096,232
	DG Investment Intermediate Holdings, Inc.
871,474	3 mo. USD LIBOR + 3.000%, 5.50%, 02/03/2025	836,615
325,000	3 mo. USD LIBOR + 6.750%, 9.25%, 02/02/2026	312,000

		6,813,614

	Entertainment - 0.2%
815,947	Camelot Finance L.P. 1 mo. ICE LIBOR + 3.250%, 5.75%, 10/03/2023	809,321

	Environmental Control - 0.3%
EUR 1,444,231	Fluidra Finco SLU 1 mo. EURIBOR + 2.750%, 2.75%, 07/02/2025	1,649,099

	Food - 0.6%
$ 567,150	CHG PPC Parent LLC 1 mo. USD LIBOR + 2.750%, 5.25%, 03/31/2025	554,389
1,225,000	Hostess Brands LLC 1 mo. USD LIBOR + 2.250%, 4.75%, 08/03/2022	1,181,109
1,269,669	Post Holdings, Inc. 1 mo. USD LIBOR + 2.000%, 4.52%, 05/24/2024	1,252,211

		2,987,709

	Gas - 0.4%
EUR 755,000	Messer Industries GmbH 3 mo. EURIBOR + 2.750% , 0.00%, 10/01/2025(7)	863,092
$ 985,000	1 mo. USD LIBOR + 2.500%, 0.00%, 10/01/2025(7)	962,838

		1,825,930

	Healthcare-Products - 2.0%
765,411	Immucor, Inc. 3 mo. USD LIBOR + 5.000%, 7.80%, 06/15/2021	760,627
1,498,669	Kinetic Concepts, Inc. 3 mo. USD LIBOR + 3.250%, 6.05%, 02/02/2024	1,487,429
2,250,000	Lifescan Global Corp. 3 mo. USD LIBOR + 6.000%, 8.80%, 09/27/2024	2,155,792
1,401,732	Parexel International Corp. 1 mo. USD LIBOR + 2.750%, 5.25%, 09/27/2024	1,324,637
5,191,392	Revlon Consumer Products Corp. 1 mo. USD LIBOR + 3.500%, 6.21%, 09/07/2023	3,670,003

		9,398,488

	Healthcare-Services - 5.0%
1,550,266	CDRH Parent, Inc. 3 mo. USD LIBOR + 4.250%, 7.01%, 07/01/2021	1,387,489
	DentalCorp Perfect Smile ULC
170,602	3 mo. ICE LIBOR + 3.750%, 5.59%, 06/06/2025(8)	166,658
680,383	1 mo. USD LIBOR + 3.750%, 6.25%, 06/06/2025	664,652
395,660	DuPage Medical Group Ltd. 1 mo. USD LIBOR + 7.000%, 9.52%, 08/15/2025	379,834
1,375,000	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.750%, 6.25%, 10/10/2025	1,293,188
	Gentiva Health Services, Inc.
1,639,475	1 mo. USD LIBOR + 3.750%, 6.25%, 07/02/2025	1,627,179
165,000	1 mo. USD LIBOR + 7.000%, 9.50%, 07/02/2026	166,856
655,388	Global Medical Response, Inc. 1 mo. USD LIBOR + 4.250%, 6.77%, 03/14/2025	614,427

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

EUR 4,447,650	IQVIA, Inc. 3 mo. EURIBOR + 2.000%, 2.50%, 06/11/2025	$5,081,258
$ 500,000	Lifescan Global Corporation 3 mo. USD LIBOR + 9.500%, 12.30%, 09/26/2025	460,000
1,459,712	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 2.750%, 5.55%, 06/07/2023	1,410,899
1,919,148	One Call Corp. 1 mo. USD LIBOR + 5.250%, 7.76%, 11/25/2022	1,692,458
1,735,530	Ortho-Clinical Diagnostics S.A. 3 mo. USD LIBOR + 3.250%, 5.76%, 06/30/2025	1,676,956
771,125	Sound Inpatient Physicians 1 mo. USD LIBOR + 3.000%, 5.25%, 06/27/2025	758,116
2,647,696	Surgery Center Holdings, Inc. 1 mo. USD LIBOR + 3.250%, 5.75%, 09/02/2024	2,574,222
3,765,804	Team Health Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 02/06/2024	3,379,809
573,563	Verscend Holding Corp. 1 mo. USD LIBOR + 4.500%, 7.00%, 08/27/2025	568,068

		23,902,069

	Household Products - 0.4%
2,287,511	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 5.63%, 09/06/2024	2,151,701

	Insurance - 5.6%
1,239,015	Acrisure, LLC 1 mo. USD LIBOR + 4.250%, 6.75%, 11/22/2023	1,212,686
	Asurion LLC
282,051	1 mo. USD LIBOR + 3.000%, 5.50%, 11/03/2023	277,315
11,317,502	1 mo. USD LIBOR + 3.000%, 5.50%, 11/03/2024	11,128,839
3,145,000	1 mo. USD LIBOR + 6.500%, 9.00%, 08/04/2025	3,160,725
898,213	Genworth Holdings, Inc. 1 mo. USD LIBOR + 4.500%, 7.01%, 03/07/2023	895,967
3,352,527	Hub International Ltd. 2 mo. USD LIBOR + 2.750%, 5.52%, 04/25/2025	3,227,846
7,140,000	Sedgwick Claims Management Services, Inc. 1 mo. USD LIBOR + 3.250%, 5.75%, 12/31/2025	6,949,576

		26,852,954

	Internet - 0.3%
243,978	ION Trading Technologies S.a.r.l. 1 mo. USD LIBOR + 4.000%, 6.63%, 11/21/2024	230,713
1,257,140	Lands’ End, Inc. 1 mo. USD LIBOR + 3.250%, 5.77%, 04/04/2021	1,176,469

		1,407,182

	Investment Company Security - 0.1%
600,000	Aretec Group, Inc. 3 mo. USD LIBOR + 4.250%, 6.75%, 10/01/2025	589,500

	IT Services - 0.2%
551,727	NAB Holdings LLC 3 mo. USD LIBOR + 3.000%, 5.80%, 07/01/2024	532,417
325,000	Western Digital Corporation 0.00%, 04/29/2023(7)	318,500

		850,917

	Leisure Time - 2.4%
7,826,688	Caesars Resort Collection LLC 1 mo. USD LIBOR + 2.750%, 5.25%, 12/22/2024	7,710,306
2,422,833	Delta (LUX) S.a.r.l. 1 mo. USD LIBOR + 2.500%, 5.00%, 02/01/2024	2,326,937
1,445,000	Penn National Gaming, Inc. 3 mo. USD LIBOR + 2.250%, 4.76%, 10/15/2025	1,424,828

		11,462,071

	Lodging - 3.0%
11,678,501	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.000%, 4.50%, 10/06/2024	11,430,333

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 3,079,342	Station Casinos LLC 1 mo. USD LIBOR + 2.500%, 5.00%, 06/08/2023	$3,038,540

		14,468,873

	Machinery-Construction & Mining - 0.6%
	Brookfield WEC Holdings, Inc.
2,655,000	1 mo. USD LIBOR + 3.750%, 6.25%, 08/01/2025	2,639,362
240,000	1 mo. USD LIBOR + 6.750%, 9.25%, 08/03/2026	238,351

		2,877,713

	Machinery-Diversified - 0.6%
EUR 2,470,905	Gates Global LLC 1 mo. EURIBOR + 3.000%, 3.00%, 04/01/2024	2,783,652

	Media - 10.3%
	Advantage Sales & Marketing, Inc.
$ 1,623,139	1 mo. USD LIBOR + 3.250%, 5.75%, 07/23/2021	1,421,870
570,000	1 mo. USD LIBOR + 6.500%, 9.00%, 07/25/2022	428,212
2,105,819	Altice Financing S.A. 3 mo. USD LIBOR + 2.750%, 5.25%, 01/31/2026	1,949,630
1,231,913	Altice France S.A. 1 mo. USD LIBOR + 4.000%, 6.51%, 08/14/2026	1,160,203
2,005,853	Charter Communications Operating LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 04/30/2025	1,976,668
1,575,387	CSC Holdings LLC 1 mo. USD LIBOR + 2.250%, 4.76%, 07/17/2025	1,523,699
1,712,063	1 mo. USD LIBOR + 2.500%, 5.01%, 01/25/2026	1,670,682
4,640,000	Gray Television, Inc. 1 mo. ICE LIBOR + 2.500%, 5.02%, 01/02/2026	4,572,349
2,463,733	Houghton Mifflin Harcourt Publishing Co. 1 mo. USD LIBOR + 3.000%, 5.50%, 05/31/2021	2,316,525
2,276,590	Maxar Technologies Ltd. 1 mo. USD LIBOR + 2.750%, 5.25%, 10/04/2024	1,984,185
2,590,442	MTN Infrastructure TopCo, Inc. 1 mo. USD LIBOR + 3.000%, 5.50%, 11/15/2024	2,549,642
EUR 335,000	NEP Europe Finco B.V. EURIBOR + 3.500%, 3.50%, 10/20/2025	383,203
	NEP/NCP Holdco, Inc.
$ 1,045,000	1 mo. USD LIBOR + 3.250%, 5.75%, 10/20/2025	1,030,307
990,000	1 mo. USD LIBOR + 7.000%, 9.50%, 10/19/2026	965,250
	Numericable Group S.A.
EUR 1,311,638	3 mo. EURIBOR + 3.000%, 3.00%, 07/31/2025	1,451,487
$ 1,807,800	1 mo. USD LIBOR + 2.750%, 5.25%, 07/31/2025	1,663,176
1,307,912	3 mo. USD LIBOR + 3.688%, 6.20%, 01/31/2026	1,221,969
	PSAV Holdings LLC
3,426,344	3 mo. USD LIBOR + 3.250%, 5.88%, 03/01/2025	3,269,315
2,725,000	3 mo. USD LIBOR + 7.250%, 9.78%, 09/01/2025	2,534,250
948,916	Shutterfly, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 08/17/2024	924,794
2,705,000	Telenet Financing USD LLC 1 mo. USD LIBOR + 2.250%, 4.76%, 08/15/2026	2,629,476
1,656,815	Tribune Media Co. 1 mo. USD LIBOR + 3.000%, 5.50%, 01/27/2024	1,646,460
1,578,367	UPC Financing Partnership 1 mo. USD LIBOR + 2.500%, 5.01%, 01/15/2026	1,552,719
2,845,000	Virgin Media Bristol LLC 1 mo. USD LIBOR + 2.500%, 5.01%, 01/15/2026	2,790,291
804,107	Web.com Group, Inc. 1 mo. USD LIBOR + 7.750%, 10.27%, 10/09/2026	785,010
EUR 1,525,000	Ziggo Secured Finance B.V. 6 mo. EURIBOR + 3.000%, 3.00%, 04/15/2025	1,724,132
3,350,000	Ziggo Secured Finance Partnership 1 mo. USD LIBOR + 2.500%, 5.01%, 04/15/2025	3,236,602

		49,362,106

	Metal Fabricate/Hardware - 0.1%
258,963	Ameriforge Group, Inc. 3 mo. USD LIBOR + 7.000%, 9.80%, 06/08/2022	257,668

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 489,422	NN, Inc. 1 mo. USD LIBOR + 3.750%, 6.25%, 10/19/2022	$475,963

		733,631

	Miscellaneous Manufacturing - 1.6%
450,311	H.B. Fuller Co. 1 mo. USD LIBOR + 2.000%, 4.50%, 10/20/2024	441,305
2,485,000	Hillman Group, Inc. 1 mo. USD LIBOR + 3.500%, 6.80%, 05/31/2025	2,357,196
5,210,328	USI, Inc. 3 mo. USD LIBOR + 3.000%, 5.80%, 05/16/2024	4,988,889

		7,787,390

	Oil & Gas - 4.3%
260,000	Ascent Resources - Marcellus LLC 1 mo. USD LIBOR + 6.500%, 9.02%, 03/30/2023	259,350
2,590,000	BCP Raptor II LLC 2 mo. USD LIBOR + 4.750%, 7.37%, 11/03/2025	2,460,500
3,091,903	BCP Raptor LLC 2 mo. USD LIBOR + 4.250%, 6.87%, 06/24/2024	2,946,584
1,395,000	California Resources Corp. 1 mo. USD LIBOR + 4.750%, 7.25%, 12/31/2022	1,364,770
3,040,000	Fieldwood Energy LLC 1 mo. USD LIBOR + 5.250%, 7.75%, 04/11/2022	2,777,800
575,000	1 mo. USD LIBOR + 7.250%, 9.75%, 04/11/2023	491,268
2,334,150	Grizzly Acquisitions, Inc. 1 mo. USD LIBOR + 3.250%, 6.05%, 10/01/2025	2,320,052
583,710	KCA Deutag Alpha Ltd. 3 mo. USD LIBOR + 6.750%, 9.55%, 02/28/2023	470,616
3,233,953	PowerTeam Services, LLC 3 mo. USD LIBOR + 3.250%, 6.06%, 03/06/2025	3,084,383
585,000	3 mo. USD LIBOR + 7.250%, 10.06%, 03/06/2026	561,600
798,000	Traverse Midstream Partners LLC 3 mo. USD LIBOR + 4.000%, 6.60%, 09/27/2024	792,845
3,425,000	Ultra Resources, Inc. 1 mo. USD LIBOR + 3.000%, 6.50%, 04/12/2024	3,053,970

		20,583,738

	Oil & Gas Services - 0.6%
1,963,047	Crosby U.S. Acquisition Corp. 3 mo. USD LIBOR + 3.000%, 5.50%, 11/23/2020	1,815,818
EUR 461	EG Group Ltd. 3 mo. EURIBOR + 4.000%, 0.00%, 02/06/2025	513
$ 463,634	Utex Industries, Inc. 1 mo. USD LIBOR + 4.000%, 6.50%, 05/22/2021	436,395
750,000	1 mo. USD LIBOR + 7.250%, 9.75%, 05/22/2022	674,063

		2,926,789

	Packaging & Containers - 4.8%
5,524,759	Berlin Packaging LLC 1 mo. USD LIBOR + 3.000%, 5.52%, 11/07/2025	5,303,769
440,000	Berry Global, Inc. 1 mo. USD LIBOR + 2.000%, 0.00%, 10/01/2022(7)	435,327
EUR 2,084,538	Crown Americas LLC 1 mo. EURIBOR + 2.375%, 2.38%, 04/03/2025	2,386,343
$ 3,106,741	Flex Acquisition Co., Inc. 3 mo. USD LIBOR + 3.000%, 5.52%, 12/29/2023	3,008,351
6,074,475	1 mo. USD LIBOR + 3.250%, 5.77%, 06/29/2025	5,895,278
1,517,125	Plastipak Packaging, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 10/14/2024	1,477,938
	Proampac PG Borrower LLC
784,761	1 mo. USD LIBOR + 2.50%, 6.00%, 11/18/2023	761,462
970,000	1 mo. USD LIBOR + 8.500%, 11.15%, 11/18/2024	944,130
2,942,134	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 02/05/2023	2,897,737

		23,110,335

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Pharmaceuticals - 3.1%
$ 271,586	Amneal Pharmaceuticals LLC 3 mo. USD LIBOR + 3.500%, 6.00%, 05/04/2025	$268,756
5,746,125	Bausch Health Companies Inc. 1 mo. USD LIBOR + 2.750%, 5.26%, 11/27/2025	5,661,715
1,159,399	Endo Luxembourg Finance Co. S.a r.l. 1 mo. USD LIBOR + 4.250%, 6.75%, 04/29/2024	1,146,842
1,906,579	NVA Holdings, Inc. 3 mo. USD LIBOR + 2.750%, 5.25%, 02/02/2025	1,820,783
5,900,150	Valeant Pharmaceuticals International, Inc. 1 mo. USD LIBOR + 3.000%, 5.51%, 06/02/2025	5,831,767

		14,729,863

	Retail - 4.9%
1,870,000	B.C. Unlimited Liability Co. 1 mo. USD LIBOR + 2.250%, 4.75%, 02/16/2024	1,837,275
3,716,840	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 7.50%, 09/25/2024	3,670,380
475,000	Belron Finance U.S. LLC 1 mo. USD LIBOR + 2.500%, 4.84%, 11/07/2024	468,469
750,000	1 mo. USD LIBOR + 2.500%, 5.12%, 11/13/2025	739,687
EUR 2,803,406	Coty Inc. 1 mo. EURIBOR + 2.500%, 2.50%, 04/07/2025	3,087,454
$ 1,025,000	1 mo. USD LIBOR + 2.250%, 4.77%, 04/07/2025	972,469
668,295	CWGS Group LLC 1 mo. USD LIBOR + 2.750%, 5.26%, 11/08/2023	629,313
1,500,000	Foundation Building Materials Holding Co. LLC 1 mo. USD LIBOR + 3.250%, 5.75%, 08/13/2025	1,428,750
1,498,735	Harbor Freight Tools USA, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 08/18/2023	1,447,089
2,186,048	Neiman Marcus Group Ltd. LLC 1 mo. USD LIBOR + 3.250%, 5.76%, 10/25/2020	1,933,559
1,845,764	Petco Animal Supplies, Inc. 3 mo. USD LIBOR + 3.250%, 5.99%, 01/26/2023	1,410,975
2,865,168	PetSmart, Inc. 1 mo. USD LIBOR + 3.000%, 5.52%, 03/11/2022	2,394,708
600,228	Rodan & Fields LLC 1 mo. USD LIBOR + 4.000%, 6.51%, 06/06/2025	555,211
1,550,000	Smart & Final Stores LLC 1 mo. USD LIBOR + 3.500%, 6.00%, 11/15/2022	1,429,875
2,110,789	Sports Authority, Inc. 0.00%, 11/16/2019(7)(9)	2,111
1,681,100	Staples, Inc. 3 mo. USD LIBOR + 4.000%, 6.54%, 09/12/2024	1,650,000

		23,657,325

	Semiconductors - 0.5%
530,591	Integrated Device Technology, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 04/04/2024	527,938
1,948,090	Microchip Technology, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 05/29/2025	1,913,998

		2,441,936

	Software - 8.0%
1,750,186	Almonde, Inc. 3 mo. USD LIBOR + 3.500%, 6.30%, 06/13/2024	1,676,906
1,770,000	3 mo. USD LIBOR + 7.250%, 10.05%, 06/13/2025	1,665,057
4,767,280	Change Healthcare Holdings LLC 1 mo. USD LIBOR + 2.750%, 5.25%, 03/01/2024	4,662,400
936,925	Cypress Intermediate Holdings , Inc. 1 mo. USD LIBOR + 3.000%, 5.50%, 04/26/2024	911,160
248,726	DTI Holdco, Inc. 1 mo. USD LIBOR + 4.750%, 7.49%, 09/30/2023	232,353
2,724,649	Epicor Software Corp. 1 mo. USD LIBOR + 3.250%, 5.75%, 06/01/2022	2,661,982
3,773,205	EVO Payments International LLC 1 mo. USD LIBOR + 3.250%, 5.76%, 12/22/2023	3,732,342

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 804,735	First Data Corp. 1 mo. USD LIBOR + 2.000%, 4.52%, 07/08/2022	$801,251
3,618,182	1 mo. USD LIBOR + 2.000%, 4.52%, 04/26/2024	3,603,492
1,582,519	Hyland Software, Inc. 1 mo. USD LIBOR + 3.500%, 6.00%, 07/01/2024	1,560,190
710,000	1 mo. USD LIBOR + 7.000%, 9.50%, 07/07/2025	702,190
264,599	MA FinanceCo. LLC 1 mo. USD LIBOR + 2.500%, 5.00%, 06/21/2024	255,557
EUR 811,069	Misys Europe S.A. 3 mo. EURIBOR + 3.250%, 4.25%, 06/13/2024	923,707
$ 1,296,750	Quest Software U.S. Holdings, Inc. 3 mo. USD LIBOR + 4.250%, 6.99%, 05/16/2025	1,276,222
1,786,899	Seattle Spinco, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 06/21/2024	1,725,841
2,306,288	SkillSoft Corp. 3 mo. USD LIBOR + 4.750%, 7.25%, 04/28/2021	1,875,496
900,000	3 mo. USD LIBOR + 8.250%, 10.75%, 04/28/2022	460,800
290,000	Sound Inpatient Physicians 1 mo. USD LIBOR + 6.750%, 9.25%, 06/26/2026	285,650
8,559,718	SS&C Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 4.75%, 04/16/2025	8,388,410
905,000	Web.com Group, Inc. 3 mo. USD LIBOR + 3.750%, 6.27%, 10/10/2025	873,325

		38,274,331

	Telecommunications - 5.0%
2,456,250	Altice Financing S.A. 3 mo. USD LIBOR + 2.750%, 5.23%, 07/15/2025	2,279,719
6,331,490	CenturyLink, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 01/31/2025	6,044,610
1,062,287	Frontier Communications Corp. 1 mo. USD LIBOR + 3.750%, 6.25%, 06/15/2024	1,013,826
8,187,637	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 02/02/2024	7,993,181
5,225,598	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 03/15/2024	4,856,567
1,576,050	Zacapa LLC 1 mo. USD LIBOR + 5.000%, 7.80%, 07/02/2025	1,572,110
470,219	Zayo Group LLC 1 mo. USD LIBOR + 2.250%, 4.75%, 01/19/2024	465,752

		24,225,765

	Textiles - 0.7%
1,500,000	ASP Unifrax Holdings, Inc. 11.28%, 12/14/2026	1,421,250
562,068	International Textile Group, Inc. 3 mo. USD LIBOR + 5.000%, 7.52%, 05/01/2024	549,421
1,500,000	3 mo. USD LIBOR + 9.000%, 11.52%, 05/01/2025	1,402,500

		3,373,171

	Transportation - 0.5%
2,309,886	Savage Enterprises LLC 1 mo. USD LIBOR + 4.500%, 7.02%, 08/01/2025	2,302,680

	Total Senior Floating Rate Interests (cost $426,719,533)	$410,343,111

Common Stocks - 0.6%
	Energy - 0.2%
190,736	Ascent Resources - Marcellus LLC Class A*(10)(11)	600,819
7,247	Paragon Offshore Ltd., Litigation*	88,183
78,609	Templar Energy LLC Class A*	19,652
13,865	Texgen Power LLC(10)(11)	441,413

		1,150,067

	Insurance - 0.4%
34,814	AFG Holdings, Inc.	1,914,770

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Total Common Stocks (cost $2,941,825)		$3,064,837

Escrows - 0.0%(12)
	Energy-Alternate Sources - 0.0%
26,901	Paragon Offshore Ltd.*(10)(11)		—
4,500,000	TCEH Corp.*(10)(11)		5

			5

	Total Escrows (cost $—)		$5

Warrants - 0.0%
	Energy - 0.0%
45,934	Ascent Resources Expires 3/30/23*(10)(11)		7,005
48,360	Ascent Resources - Marcellus LLC Expires 3/30/23*(10)(11)		3,869

			10,874

	Total Warrants (cost $10,874)		$10,874

	Total Long-Term Investments (cost $469,441,625)		$448,800,165

Short-Term Investments - 4.8%
	Other Investment Pools & Funds - 4.8%
22,953,117	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.29%(13)		22,953,117

	Total Short-Term Investments (cost $22,953,117)		$22,953,117

	Total Investments (cost $492,394,742)	98.0%	$471,753,282
	Other Assets and Liabilities	2.0%	9,482,587

	Total Net Assets	100.0%	$481,235,869

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $21,880,335, representing 4.5% of net assets.

(2)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2019.
(5)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $4,870,433, representing 1.0% of net assets.

(6)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2019.

(7)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

(8)

This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2019, the aggregate value of the unfunded commitment was $166,658, which rounds to 0.0% percent of total net assets.

(9)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(10)	Investment valued using significant unobservable inputs.
(11)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2019, the aggregate fair value of these securities was $1,053,111, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(12)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(13)	Current yield as of period end.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2019

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.31.V1	USD	1,278,900	(5.00%)	12/20/23	Quarterly	$74,806	$82,905	$8,099

Total						$74,806	$82,905	$8,099

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Total Return Swap Contracts Outstanding at January 31, 2019

Reference Entity	Counter- party		Notional Amount	Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Markit IBOXX USD Liquid Leverage Loan Index	JPM	USD	8,480,000	1.00%	03/20/19	Quarterly	$—	$(372)	$217,311	$217,683

Foreign Currency Contracts Outstanding at January 31, 2019
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
129,000	GBP	169,955	USD	BNP	02/28/19	$—	$(517)
49,919,270	USD	43,964,305	EUR	GSC	02/28/19	—	(520,957)
163,368	USD	124,000	GBP	BNP	02/28/19	497	—
Total						$497	$(521,474)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BNP	BNP Paribas Securities Services
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
EUR	Euro
GBP	British Pound
USD	United States Dollar

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield
ICE	Intercontinental Exchange, Inc.
Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield
iBoxx	Bond Markets

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Other Abbreviations:
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
PIK	Payment-in-kind

The Hartford Floating Rate High Income Fund

Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$35,381,338	$—	$35,381,338	$—
Senior Floating Rate Interests	410,343,111	—	410,343,111	—
Common Stocks
Energy	1,150,067	—	107,835	1,042,232
Insurance	1,914,770	—	1,914,770	—
Escrows	5	—	—	5
Warrants	10,874	—	—	10,874
Short-Term Investments	22,953,117	22,953,117	—	—
Foreign Currency Contracts(2)	497	—	497	—
Swaps - Credit Default(2)	8,099	—	8,099	—
Swaps - Total Return(2)	217,683	—	217,683	—

Total	$471,979,561	$22,953,117	$447,973,333	$1,053,111

Liabilities
Foreign Currency Contracts(2)	$(521,474)	$—	$(521,474)	$—

Total	$(521,474)	$—	$(521,474)	$—

(1) For the period ended January 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2019 is not presented.

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 4.6%
	Canada - 0.1%
$ 195,000	Master Credit Card Trust 3.74%, 07/21/2024(1)	$196,399

	Cayman Islands - 0.5%
250,000	CIFC Funding Ltd. 3 mo. USD LIBOR + 1.750%, 4.53%, 07/16/2030(1)(2)	247,772
250,000	LCM L.P. 3 mo. USD LIBOR + 1.950%, 4.71%, 10/20/2027(1)(2)	246,026
	LSTAR Securities Investment Ltd.
48,757	1 mo. USD LIBOR + 1.550%, 4.07%, 02/01/2023(1)(2)	47,726
35,570	1 mo. USD LIBOR + 1.750%, 4.27%, 10/01/2022(1)(2)	35,442
250,000	Palmer Square CLO Ltd. 1 mo. USD LIBOR + 1.350%, 3.97%, 08/15/2026(1)(2)	244,737
250,000	Tryon Park CLO, Ltd. 3 mo. USD LIBOR + 0.890%, 3.68%, 04/15/2029(1)(2)	246,981

		1,068,684

	United States - 4.0%
244,840	Alternative Loan Trust 5.25%, 08/25/2035	211,123
109,606	Avant Loans Funding Trust 3.38%, 04/15/2021(1)	109,431
40,000	Aventura Mall Trust 4.11%, 07/05/2040(1)(3)	39,095
30,757	Banc of America Mortgage Trust 4.15%, 04/25/2034(3)	30,938
	Bank
991,826	0.52%, 08/15/2061(3)(4)	34,852
45,000	4.65%, 11/15/2061(3)	44,572
70,249	Bayview Opportunity Master Fund Trust 4.00%, 10/28/2064(1)(3)	70,472
966,270	Benchmark Mortgage Trust 0.54%, 07/15/2051(3)(4)	35,668
104,844	BX Commercial Mortgage Trust 1 mo. USD LIBOR + 1.100%, 3.61%, 11/15/2035(1)(2)	104,212
100,000	CAMB Commercial Mortgage Trust 1 mo. USD LIBOR + 2.150%, 4.65%, 12/15/2037(1)(2)	100,039
105,000	CD Commercial Mortgage Trust 3.63%, 08/10/2049(3)	98,805
160,178	CIM Trust 3.00%, 04/25/2057(1)(3)	159,108
40,000	Citigroup Commercial Mortgage Trust 4.68%, 01/10/2024(1)	41,530
60,628	Civic Mortgage LLC 3.89%, 06/25/2022(1)(5)	60,521
34,488	COLT Mortgage Loan Trust 3.75%, 12/26/2046(1)(3)	34,294
45,901	Consumer Loan Underlying Bond Credit Trust 2.61%, 01/15/2024(1)	45,689
999,574	CSAIL Commercial Mortgage Trust 0.57%, 11/15/2051(3)(4)	43,300
109,193	CSMC Trust 4.13%, 07/25/2058(1)(3)	109,109
248,125	Domino’s Pizza Master Issuer LLC 4.12%, 07/25/2048(1)	247,768
170,000	Drive Auto Receivables Trust 3.53%, 12/15/2023(1)	170,108
	Fannie Mae Connecticut Avenue Securities
110,000	1 mo. USD LIBOR + 2.000%, 4.51%, 03/25/2031(2)	108,812
65,000	1 mo. USD LIBOR + 2.200%, 4.71%, 08/25/2030(2)	64,870
75,000	1 mo. USD LIBOR + 2.350%, 4.86%, 01/25/2031(2)	75,175
195,000	1 mo. USD LIBOR + 2.550%, 5.06%, 12/25/2030(2)	196,657
20,000	1 mo. USD LIBOR + 2.800%, 5.31%, 02/25/2030(2)	20,590
100,000	1 mo. USD LIBOR + 4.250%, 6.76%, 01/25/2029(2)	111,224

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 99,000	1 mo. USD LIBOR + 4.350%, 6.86%, 05/25/2029(2)	$108,189
30,000	1 mo. USD LIBOR + 4.450%, 6.96%, 02/25/2030(2)	31,549
297,524	1 mo. USD LIBOR + 5.000%, 7.51%, 07/25/2025(2)	332,611
55,000	1 mo. USD LIBOR + 5.050%, 7.56%, 11/25/2029(2)	60,705
75,000	1 mo. USD LIBOR + 6.000%, 8.51%, 09/25/2028(2)	86,009
150,000	1 mo. USD LIBOR + 6.750%, 9.26%, 08/25/2028(2)	175,816
49,860	1 mo. USD LIBOR + 12.750%, 15.26%, 10/25/2028(2)	68,598
	FREMF Mortgage Trust
40,000	3.54%, 12/25/2049(1)(3)	36,896
24,000	3.57%, 11/25/2047(1)(3)	23,986
25,000	3.65%, 11/25/2050(1)(3)	24,940
65,000	3.80%, 02/25/2050(1)(3)	64,202
160,000	3.84%, 07/25/2049(1)(3)	162,810
60,000	3.88%, 02/25/2050(1)(3)	58,760
65,000	3.91%, 02/25/2025(1)	64,697
35,000	3.97%, 07/25/2049(1)(3)	34,515
50,000	3.98%, 05/25/2050	47,468
105,000	4.03%, 05/25/2045(1)(3)	107,740
75,000	4.06%, 05/25/2025(1)(3)	75,005
19,000	4.29%, 11/25/2051(1)(3)	17,867
92,000	4.32%, 10/25/2028(1)(3)	91,914
125,000	GS Mortgage Securities Corp. Trust 1 mo. USD LIBOR + 1.450%, 3.96%, 07/15/2025(1)(2)	123,903
	GS Mortgage Securities Trust
63,000	3.51%, 03/10/2050(1)(3)	53,410
100,000	4.75%, 08/10/2046(1)(3)	102,903
47,876	GSR Mortgage Loan Trust 3.48%, 01/25/2035(3)	45,640
100,000	Hertz Vehicle Financing II L.P. 3.29%, 02/25/2024(1)	98,110
90,000	Home Re Ltd. 1 mo. USD LIBOR + 1.600%, 4.11%, 10/25/2028(1)(2)	90,105
75,000	JP Morgan Chase Commercial Mortgage Securities Corp. 4.61%, 07/05/2031(1)(3)	72,228
28,973	JP Morgan Mortgage Acquisition Trust 4.91%, 11/25/2036(5)	29,449
	LSTAR Securities Investment Ltd.
46,101	1 mo. USD LIBOR + 1.650%, 4.17%, 11/01/2022(1)(2)	46,114
61,173	1 mo. USD LIBOR + 1.750%, 4.27%, 09/01/2022(1)(2)	61,346
51,446	Mill City Mortgage Loan Trust 2.50%, 04/25/2057(1)(3)	50,460
991,895	Morgan Stanley Bank of America Merrill Lynch Trust 0.82%, 11/15/2052(3)(4)	53,243
997,629	Morgan Stanley Capital I Trust 0.84%, 07/15/2051(3)(4)	58,981
100,000	4.28%, 07/11/2040(1)(3)	91,272
275,000	1 mo. USD LIBOR + 1.950%, 4.46%, 11/15/2034(1)(2)	269,998
117,401	MortgageIT Mortgage Loan Trust 1 mo. USD LIBOR + 0.200%, 2.71%, 04/25/2036(2)	104,424
60,000	MSCG Trust 1 mo. USD LIBOR + 1.180%, 3.69%, 10/15/2037(1)(2)	59,022
85,000	MSSG Trust 3.87%, 09/13/2039(1)	82,081
155,000	Natixis Commercial Mortgage Securities Trust 1 mo. USD LIBOR + 1.154%, 3.66%, 07/15/2033(1)(2)	154,462
86,048	New Residential Mortgage LLC 4.09%, 07/25/2054(1)	86,781
	New Residential Mortgage Loan Trust
87,930	3.25%, 09/25/2056(1)(3)	86,724
110,000	3.68%, 01/25/2049(1)(3)	110,326
68,765	3.75%, 11/25/2056(1)(3)	68,667
51,891	Oak Hill Advisors Residential Loan Trust 3.00%, 06/25/2057(1)(5)	50,918
155,000	OneMain Direct Auto Receivables Trust 3.85%, 10/14/2025(1)	155,802

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 100,000	OneMain Financial Issuance Trust 4.57%, 02/20/2029(1)	$101,202
99,750	Planet Fitness Master Issuer LLC 4.26%, 09/05/2048(1)	100,326
95,021	Preston Ridge Partners Mortgage Trust, LLC. 4.00%, 08/25/2023(1)(3)	94,496
17,134	Prosper Marketplace Issuance Trust 2.36%, 11/15/2023(1)	17,098
112,639	SG Residential Mortgage Trust 3.74%, 04/27/2048(1)(3)	113,147
82,321	SoFi Consumer Loan Program LLC 3.05%, 12/26/2025(1)	82,053
99,483	Store Master Funding LLC 3.96%, 10/20/2048(1)	102,273
	Structured Agency Credit Risk Trust
50,000	1 mo. USD LIBOR + 2.100%, 4.61%, 09/25/2048(1)(2)	49,094
15,000	1 mo. USD LIBOR + 3.750%, 6.26%, 04/25/2043(1)(2)	15,108
	Towd Point Mortgage Trust
119,000	1 mo. USD LIBOR + 1.200%, 3.71%, 02/25/2057(1)(2)	118,033
100,000	3.75%, 03/25/2058(1)(3)	99,391
34,679	Vantage Data Centers Issuer LLC 4.07%, 02/16/2043(1)	34,917
71,929	VOLT LXII LLC 3.13%, 09/25/2047(1)(5)	71,363
110,000	VOLT LXIV LLC 4.63%, 10/25/2047(1)(5)	108,583
100,000	VOLT LXXV LLC 4.34%, 01/25/2049(1)(5)(6)(7)	100,000
195,000	Wachovia Bank Commercial Mortgage Trust 5.24%, 10/15/2044(1)(3)	175,217
225,000	Wells Fargo Mortgage Backed Securities Trust 4.00%, 11/25/2048(1)(3)	226,487
45,000	Westlake Automobile Receivables Trust 3.41%, 05/15/2023(1)	44,851

		7,902,247

	Total Asset & Commercial Mortgage Backed Securities (cost $9,200,730)	$9,167,330

Corporate Bonds - 3.4%
	Argentina - 0.0%
160,000	YPF S.A. BADLAR + 4.000%, 51.73%, 07/07/2020(2)(8)	64,668

	Canada - 0.2%
525,000	New Gold, Inc. 6.38%, 05/15/2025(1)	442,641

	Cayman Islands - 0.1%
250,000	Sunny Optical Technology Group Co., Ltd. 3.75%, 01/23/2023(8)	240,845

	Finland - 0.3%
	Nokia Oyj
480,000	4.38%, 06/12/2027	464,544
50,000	6.63%, 05/15/2039	52,000

		516,544

	Guernsey - 0.2%
350,000	Credit Suisse Group Funding Guernsey Ltd. 3.13%, 12/10/2020	348,949

	Iceland - 0.1%
EUR 120,000	Arion Banki HF 1.63%, 12/01/2021(8)	137,446

	Luxembourg - 0.1%
225,000	Codere Finance Luxembourg S.A. 6.75%, 11/01/2021(8)	239,507

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Mult - 0.2%
$ 350,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.63%, 03/01/2024(1)	$343,000

	Netherlands - 0.1%
225,000	Nostrum Oil & Gas Finance B.V. 8.00%, 07/25/2022(8)	151,121

	United States - 2.1%
250,000	Carrizo Oil & Gas, Inc. 6.25%, 04/15/2023(9)	246,875
EUR 105,000	Chemours Co. 4.00%, 05/15/2026	117,789
$ 220,000	Crown Castle Towers LLC 3.72%, 07/15/2043(1)	219,316
200,000	Diamondback Energy, Inc. 4.75%, 11/01/2024	199,500
450,000	General Motors Co. 6.75%, 04/01/2046	461,983
475,000	KB Home 7.50%, 09/15/2022	504,094
575,000	Kraft Heinz Foods Co. 4.38%, 06/01/2046	495,375
250,000	Laredo Petroleum, Inc. 6.25%, 03/15/2023(9)	239,300
375,000	M/I Homes, Inc. 5.63%, 08/01/2025	345,000
450,000	Reynolds American, Inc. 5.85%, 08/15/2045	436,736
135,000	SBA Tower Trust 3.45%, 03/15/2048(1)	134,174
456,000	Standard Industries, Inc. 6.00%, 10/15/2025(1)	458,280
350,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.88%, 06/15/2024	337,312

		4,195,734

	Total Corporate Bonds (cost $7,052,388)	$6,680,455

Foreign Government Obligations - 9.9%
	Argentina - 0.8%
ARS 17,775,000	Argentina POM Politica Monetaria 56.47%, 06/21/2020(3)	523,394
EUR 900,000	Argentine Republic Government International Bond 5.00%, 01/15/2027(8)	818,961
$ 200,000	Bonos De La Nacion Argentina En Moneda Dua 4.50%, 06/21/2019	203,000

		1,545,355

	Canada - 1.2%
CAD 3,200,000	Canadian Government Bond 0.50%, 03/01/2022	2,342,494

	Germany - 0.8%
EUR 1,298,466	Deutsche Bundesrepublik Inflation Linked Bond 0.10%, 04/15/2026(8)(10)	1,621,984

	Greece - 0.2%
119,225,000	Hellenic Republic Government Bond 0.00%, 10/15/2042(3)	420,312

	Iceland - 0.8%
	Iceland Rikisbref
ISK 18,920,000	5.00%, 11/15/2028	154,633
25,804,286	6.50%, 01/24/2031	238,694
112,400,000	8.00%, 06/12/2025	1,070,009

		1,463,336

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Japan - 2.9%
JPY 146,000,000	Japan Government Thirty Year Bond 0.70%, 06/20/2048	$1,361,402
	Japanese Government CPI Linked Bond
150,741,300	0.10%, 09/10/2023(10)	1,414,357
321,032,400	0.10%, 09/10/2024(10)	3,019,510

		5,795,269

	Macedonia - 0.1%
EUR 190,000	Macedonia Government International Bond 2.75%, 01/18/2025(1)	219,644

	Mexico - 0.9%
MXN 10,657,500	Mexican Bonos 8.00%, 11/07/2047	511,277
25,074,723	Mexican Udibonos 2.00%, 06/09/2022(10)	1,219,292

		1,730,569

	Norway - 0.9%
NOK 14,850,000	Norway Government Bond 1.75%, 02/17/2027(1)(8)	1,774,651

	Romania - 0.2%
EUR 450,000	Romanian Government International Bond 3.38%, 02/08/2038(8)	466,377

	Russia - 0.8%
RUB 95,800,000	Russian Federal Bond - OFZ 8.15%, 02/03/2027	1,483,823

	Spain - 0.2%
EUR 310,000	Spain Government Bond 2.70%, 10/31/2048(1)(8)	378,677

	Zambia - 0.1%
$ 275,000	Zambia Government International Bond 8.97%, 07/30/2027(8)	226,325

	Total Foreign Government Obligations (cost $22,645,783)	$19,468,816

U.S. Government Agencies - 2.3%
	United States - 2.3%
	Mortgage-Backed Agencies - 2.2%
	FHLMC - 0.4%
$ 4,343,362	0.08%, 10/25/2026(3)(4)	$30,222
2,274,950	0.25%, 06/25/2025(3)(4)	32,258
1,476,369	0.28%, 11/25/2023(3)(4)	16,933
750,451	0.61%, 03/25/2027(3)(4)	31,705
575,000	1.55%, 10/25/2043(3)(4)	49,085
100,000	1.64%, 04/25/2044(3)(4)	9,925
525,000	1.66%, 07/25/2041(3)(4)	33,497
114,249	1.97%, 11/25/2044(3)(4)	11,146
210,000	2.00%, 10/25/2044(3)(4)	29,062
435,000	2.21%, 01/25/2042(3)(4)	42,361
140,000	2.27%, 08/25/2045(3)(4)	23,560
367,000	2.50%, 03/15/2028(4)	27,532
39,180	2.50%, 05/15/2028(4)	2,972
36,551	3.00%, 05/15/2032(4)	2,477
47,871	3.00%, 03/15/2033(4)	5,688
41,242	3.50%, 06/15/2026(4)	2,455
398,698	3.50%, 03/15/2041(4)	46,732
21,846	4.00%, 07/15/2027(4)	2,055
44,799	4.00%, 03/15/2028(4)	3,913
49,134	4.00%, 07/15/2030(4)	5,139
3,958	1 mo. USD LIBOR + 2.200%, 4.71%, 03/25/2025(2)	3,961
125,000	1 mo. USD LIBOR + 2.300%, 4.81%, 09/25/2030(2)	124,051
65,000	1 mo. USD LIBOR + 2.300%, 4.81%, 10/25/2048(1)(2)	64,318
84,510	5.50%, 04/15/2036(4)	18,128

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 125,000	1 mo. USD LIBOR + 4.350%, 6.86%, 09/25/2030(2)	$126,727

		745,902

	FNMA - 1.5%
$ 296,918	1.46%, 08/25/2044(3)(4)	$15,079
202,170	1.55%, 05/25/2046(3)(4)	9,549
72,891	1.60%, 04/25/2055(3)(4)	3,634
136,631	1.64%, 06/25/2055(3)(4)	7,056
4,485	2.78%, 04/01/2022	4,481
65,366	2.85%, 12/01/2027	63,432
67,846	3.00%, 02/25/2027(4)	4,771
45,116	3.00%, 09/25/2027(4)	3,777
24,552	3.00%, 01/01/2031	24,601
271,785	3.50%, 04/25/2027(4)	23,153
30,749	3.50%, 05/25/2027(4)	2,931
80,503	3.50%, 10/25/2027(4)	7,412
45,306	3.50%, 02/25/2031(4)	3,794
58,597	3.50%, 09/25/2035(4)	8,512
1,473,000	3.50%, 02/01/2049(11)	1,480,279
9,990	3.86%, 12/01/2025	10,483
18,387	3.87%, 10/01/2025	19,265
28,524	3.89%, 05/01/2030	29,827
9,322	3.96%, 05/01/2034	9,786
575,000	4.00%, 02/01/2049(11)	588,566
200,000	4.00%, 03/01/2049(11)	204,516
13,257	4.06%, 10/01/2028	13,951
100,000	4.50%, 12/25/2041(4)	41,800
226,415	4.50%, 02/25/2043(4)	40,846
120,000	1 mo. USD LIBOR + 2.400%, 4.91%, 04/25/2031(1)(2)	120,921
259,863	5.14%, 10/01/2024	284,599
18,810	5.47%, 05/25/2042(3)(4)	2,014
79,223	6.00%, 01/25/2042(4)	14,143

		3,043,178

	GNMA - 0.3%
$ 162,249	2.50%, 05/16/2028(4)	$10,136
222,598	3.00%, 08/20/2027(4)	18,840
235,192	3.00%, 07/20/2028(4)	17,720
114,349	3.00%, 02/16/2043(4)	17,801
33,914	3.50%, 03/20/2027(4)	3,201
174,297	3.50%, 07/20/2029(4)	18,606
53,958	3.50%, 02/16/2030(4)	5,406
34,637	3.50%, 07/20/2040(4)	3,556
65,873	3.50%, 02/20/2041(4)	7,273
77,613	3.50%, 04/20/2042(4)	8,836
78,456	3.50%, 05/16/2042(4)	15,631
118,577	3.50%, 10/20/2042(4)	21,217
122,235	3.50%, 05/20/2043(4)	20,280
200,806	4.00%, 04/16/2026(4)	18,653
88,142	4.00%, 03/20/2047(4)	15,365
111,000	4.00%, 07/20/2047(4)	19,277
91,662	5.00%, 02/16/2040(4)	21,514
70,055	5.50%, 02/16/2047(4)	15,685
55,011	6.00%, 02/20/2046(4)	12,603
375,000	6.00%, 02/01/2049(11)	402,683

		674,283

		4,463,363

	Other Direct Federal Obligations - 0.1%
$ 106,375	SLM Student Loan Trust - 0.1% 3 mo. USD LIBOR + 1.700%, 4.47%, 07/25/2023(2)	$108,135

		4,571,498

	Total U.S. Government Agencies (cost $4,598,916)	$4,571,498

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

U.S. Government Securities - 5.7%
	United States - 5.7%
	U.S. Treasury Bonds - 1.4%
$ 725,726	0.88%, 02/15/2047(10)	$687,446
1,519,496	3.38%, 04/15/2032(10)	1,996,871

		2,684,317

	U.S. Treasury Notes - 4.3%
899,263	0.50%, 01/15/2028(10)	876,536
5,175,429	0.63%, 04/15/2023(10)(12)(13)(14)	5,150,967
2,439,909	0.63%, 01/15/2026(10)	2,420,085
65,272	0.75%, 07/15/2028(10)	65,272

		8,512,860

	Total U.S. Government Securities (cost $11,166,585)	$11,197,177

Common Stocks - 62.2%
	Argentina - 0.0%
3,516	YPF S.A. ADR	57,487

	Australia - 1.0%
88,900	AMP Ltd.	146,577
531	Caltex Australia Ltd.	10,379
8,221	Charter Hall Education Trust	18,645
122,448	Dacian Gold Ltd.*	231,509
3,318	Dexus REIT	27,782
5,386	Goodman Group REIT	45,840
17,171	IOOF Holdings Ltd.	62,985
2,450	Karoon Gas Australia Ltd.*	1,509
7,435	Nufarm Ltd.	33,798
178,772	OceanaGold Corp.	638,107
12,135	Orora Ltd.	27,963
698,055	Perseus Mining Ltd.*	211,213
314,675	Ramelius Resources Ltd.*	130,330
422,507	Resolute Mining Ltd.	347,896
143,410	Silver Lake Resources Ltd.*	59,074
9,642	Sydney Airport	46,024

		2,039,631

	Austria - 0.3%
3,051	BAWAG Group AG(1)	129,424
23,751	Wienerberger AG	533,211

		662,635

	Belgium - 0.5%
7,354	Ageas	341,934
20,025	Euronav N.V.	156,791
3,857	Melexis N.V.(9)	271,958
842	Telenet Group Holding N.V.	38,976
903	UCB S.A.	78,248
381	Umicore S.A.	16,108
171	Warehouses De Pauw CVA REIT	24,975

		928,990

	Bermuda - 0.7%
25,656	Bank of NT Butterfield & Son Ltd.	899,243
11,165	Marvell Technology Group Ltd.	206,887
8,423	Triton International Ltd.	302,807

		1,408,937

	Brazil - 0.1%
1,801	Cia de Saneamento do Parana	36,546
2,040	Petroleo Brasileiro S.A.	16,528
1,605	Petroleo Brasileiro S.A. ADR	26,162
966	Ultrapar Participacoes S.A.	15,150

		94,386

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	British Virgin Islands - 0.0%
53,381	Atlas Mara Ltd.*	$89,814

	Canada - 1.9%
5,878	AltaGas Canada, Inc.	73,366
91,491	Atlantic Gold Corp.*	127,424
714	BCE, Inc.	31,044
1,251	Cameco Corp.	15,157
7,274	Canadian Imperial Bank of Commerce	616,763
616	Canadian Natural Resources Ltd.	16,535
1,819	Cenovus Energy, Inc.	14,170
85,586	Centerra Gold, Inc.*	433,809
3,484	Dollarama, Inc.	93,785
919	Dream Global Real Estate Investment Trust	9,071
4,977	EcoSynthetix, Inc.*	6,932
2,079	Enbridge, Inc.	75,964
5,194	Encana Corp.	35,656
10,292	Equitable Group, Inc.	522,374
37,059	Fairfax India Holdings Corp.*(1)	477,691
3,577	First Quantum Minerals Ltd.	41,407
33,232	Gluskin Sheff + Associates, Inc.(9)	252,917
1,800	Killam Apartment Real Estate Investment Trust REIT	22,946
2,081	Magna International, Inc.	110,136
711	Methanex Corp.	38,799
19,121	Parex Resources, Inc.*	286,680
11,426	SSR Mining, Inc.*	156,700
1,372	Suncor Energy, Inc.	44,252
28,886	Teranga Gold Corp.*	88,816
4,482	TransCanada Corp.	190,612
401	Waste Connections, Inc.	33,508

		3,816,514

	Cayman Islands - 0.0%
14,400	Fosun Tourism Group	28,664

	China - 2.1%
4,492	Alibaba Group Holding Ltd. ADR*	756,857
85	BeiGene Ltd. ADR*	11,006
79,346	China Longyuan Power Group Corp. Ltd. Class H	59,399
67,904	China Merchants Bank Co., Ltd. Class H	299,372
39,480	China Oilfield Services Ltd. Class H	39,122
148	China Petroleum & Chemical Corp. ADR	12,351
55,839	China Petroleum & Chemical Corp. Class H	46,692
6,545	China Shenhua Energy Co., Ltd. Class H	16,657
66,199	China Telecom Corp. Ltd. Class H	35,941
352,000	China Tower Corp. Ltd. Class H*(1)	75,592
23,089	CNOOC Ltd.	38,591
151	CNOOC Ltd. ADR	25,261
2,409	Ctrip.com International Ltd. ADR*	80,220
2,361	ENN Energy Holdings Ltd.	22,613
40,676	Gree Electric Appliances, Inc. of Zhuhai Class A*	254,271
13,720	Hangzhou Hikvision Digital Technology Co., Ltd. Class A	61,914
54,223	Hytera Communications Corp. Ltd. Class A	66,173
8,806	NIO, Inc. ADR*(9)	69,391
43,080	Ping An Insurance Group Co. of China Ltd. Class H	419,408
40,865	Sunny Optical Technology Group Co., Ltd.	405,551
25,399	Tencent Holdings Ltd.	1,130,626
3,213	Tencent Music Entertainment Group ADR*(9)	48,034
6,800	WuXi AppTec Co., Ltd. Class H*(1)	69,325

		4,044,367

	Colombia - 0.0%
6,099	CEMEX Latam Holdings S.A.*	8,564

	Croatia - 0.1%
19,451	Valamar Riviera DD	101,978
2,370	Zagrebacka Banka dd	21,658

		123,636

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Czech Republic - 0.0%
20,096	Moneta Money Bank AS(1)	$68,353

	Denmark - 0.3%
331	AP Moller - Maersk A/S Class B	442,675
8,902	AP Moller - Maersk A/S Class B ADR	59,554
296	Genmab A/S*	43,149
662	Zealand Pharma A/S ADR*	9,698

		555,076

	Estonia - 0.1%
93,619	Tallinna Sadam AS*(1)	224,145

	Finland - 0.4%
1,225	DNA Oyj	25,809
303	Elisa Oyj	12,677
682	Kemira Oyj	8,295
358	Neste Oyj	32,800
88,851	Nokia Oyj ADR(9)	564,204
616	Tikkurila Oyj	9,296
8,289	Wartsila Oyj Abp	135,348

		788,429

	France - 2.9%
1,143	Airbus SE	131,742
11,033	Alstom S.A.	443,854
4,813	Amundi S.A.(1)	276,926
365	Arkema S.A.	34,583
6,121	BNP Paribas S.A.	288,458
13,991	Cie de Saint-Gobain	482,801
2,348	Cie Generale des Etablissements Michelin SCA	255,044
112	Dassault Aviation S.A.	166,782
4,241	Eiffage S.A.	397,323
2,299	Engie S.A.	36,856
216	EssilorLuxottica S.A.	27,363
1,138	JCDecaux S.A.	33,715
6,777	Kaufman & Broad S.A.	273,462
756	Legrand S.A.	44,790
5,040	Nexity S.A.	235,392
1,280	Pernod Ricard S.A.	212,369
854	Remy Cointreau S.A.	99,174
678	Safran S.A.	89,082
9,263	Schneider Electric SE	658,799
979	SOITEC*	75,185
4,362	Thales S.A.	482,391
5,921	Total S.A.	324,596
6,953	Vinci S.A.	611,797

		5,682,484

	Georgia - 0.2%
11,463	Bank of Georgia Group plc	230,269
10,578	TBC Bank Group plc	199,787

		430,056

	Germany - 1.1%
559	Bertrandt AG	47,957
997	Brenntag AG	47,205
920	Deutsche Wohnen SE	45,961
34,852	E.ON SE	387,428
6,563	Hapag-Lloyd AG(1)	165,698
18,433	Infineon Technologies AG	410,014
273	LEG Immobilien AG	32,070
6,276	Rheinmetall AG	651,890
1,053	Siemens AG	115,617
117	Siltronic AG	11,624
1,040	Volkswagen AG	180,055

		2,095,519

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Greece - 0.8%
22,029	Aegean Airlines S.A.	$191,629
12,085	Autohellas S.A.	305,009
23,369	Frigoglass SAIC*	3,852
48,723	GEK Terna Holding Real Estate Construction S.A.*	241,345
41,528	Hellenic Telecommunications Organization S.A.	520,096
32,433	OPAP S.A.	317,305

		1,579,236

	Hong Kong - 0.6%
92,100	AIA Group Ltd.	831,618
117,191	AMVIG Holdings Ltd.	26,732
6,405	ASM Pacific Technology Ltd.	69,009
5,759	China Overseas Land & Investment Ltd.	21,724
4,534	CK Asset Holdings Ltd.	38,171
5,987	CK Infrastructure Holdings Ltd.	48,338
23,965	Guangdong Investment Ltd.	45,765
3,682	Henderson Land Development Co., Ltd.	20,931
6,075	Link REIT	66,777
18,823	MGM China Holdings Ltd.	36,548
12,906	Nine Dragons Paper Holdings Ltd.*	13,190
57,505	Pacific Basin Shipping Ltd.	11,419
21,075	Sino Biopharmaceutical Ltd.	17,828

		1,248,050

	Iceland - 0.8%
220,379	Eimskipafelag Islands HF	379,442
454,489	N1 HF	436,627
1,730,490	Origo HF*	356,269
13,377,629	Siminn HF	419,494
1,305,584	Skeljungur HF	77,428

		1,669,260

	India - 3.8%
89,040	Bharat Dynamics Ltd.	323,748
308,508	Bharat Electronics Ltd.	364,347
117,820	Bharti Infratel Ltd.	485,713
43,818	Container Corp. Of India Ltd.	405,034
40,003	Dilip Buildcon Ltd.(1)	181,150
79,275	DLF Ltd.	184,770
137,075	Gateway Distriparks Ltd.	198,889
33,823	Godrej Properties Ltd.*	353,535
129,327	Gujarat Pipavav Port Ltd.	154,870
43,872	Hindustan Aeronautics Ltd.	438,535
66,509	ICICI Bank Ltd.	341,662
20,844	ICICI Bank Ltd. ADR	212,817
58,348	Indraprastha Gas Ltd.	233,159
201,061	IRB Infrastructure Developers Ltd.	409,806
75,000	IRB InvIT Fund(1)	71,815
171,984	J Kumar Infraprojects Ltd.	257,757
21,352	Larsen & Toubro Ltd.	395,129
61,032	LIC Housing Finance Ltd.	386,626
69,617	Oberoi Realty Ltd.	436,225
126,205	PC Jeweller Ltd.	131,177
6,437	Phoenix Mills Ltd.	54,561
14,128	PNB Housing Finance Ltd.(1)	179,798
155,419	Power Grid Corp. of India Ltd.	412,964
7,139	SRF Ltd.	202,367
95,053	State Bank of India*	393,924
23,725	Tata Motors Ltd.*	60,951
7,386	Tejas Networks Ltd.*(1)	16,697
41,657	Thomas Cook India Ltd.	130,748

		7,418,774

	Indonesia - 0.1%
387,560	Bank Mandiri Persero Tbk PT	207,703

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

93,537	Link Net Tbk PT	$29,187

		236,890

	Ireland - 1.1%
208,027	Bank of Cyprus Holdings plc*	273,787
362,081	Cairn Homes plc*	538,769
20,504	CRH plc	590,023
293,828	Glenveagh Properties plc*(1)	272,415
291,089	Hibernia plc REIT	437,799
1,043	Smurfit Kappa Group plc	30,076
5,521	Tarsus Group plc	18,308

		2,161,177

	Israel - 0.0%
2,664	Teva Pharmaceutical Industries Ltd. ADR*	52,880

	Italy - 0.3%
30,443	Banca Farmafactoring S.p.A.(1)	178,452
3,352	Buzzi Unicem S.p.A.	64,037
12,794	Enel S.p.A.	77,326
5,194	Eni S.p.A.	88,069
6,714	Italgas S.p.A.	40,649
27,942	Piaggio & C S.p.A.	64,179
5,021	Snam S.p.A.	23,977

		536,689

	Japan - 7.4%
8,356	ADEKA Corp.	131,819
4,331	Aeon Delight Co., Ltd.	160,820
7,407	Amada Holdings Co., Ltd.	74,550
3,542	Asahi Intecc Co., Ltd.	154,155
2,560	BayCurrent Consulting, Inc.	78,772
2,787	Bridgestone Corp.	107,275
6,769	Canon Marketing Japan, Inc.	131,110
660	Chugai Pharmaceutical Co., Ltd.	38,971
10	Comforia Residential REIT, Inc. REIT	26,504
3,318	Computer Engineering & Consulting Ltd.	58,873
1,637	CYBERDYNE, Inc.*	10,456
2,764	Daifuku Co., Ltd.	138,908
1,200	Daiichi Sankyo Co., Ltd.	41,625
2,366	Daikin Industries Ltd.	256,099
387	Daito Trust Construction Co., Ltd.	53,751
11,206	DeNA Co., Ltd.	198,280
2,290	DTS Corp.	81,053
993	East Japan Railway Co.	92,001
2,050	Eisai Co., Ltd.	159,175
2,673	Enplas Corp.	72,745
315	FANUC Corp.	53,576
1,030	Fuji Corp.	13,443
4,999	FUJIFILM Holdings Corp.	214,788
2,614	Fujimi, Inc.	53,896
3,252	Fukushima Industries Corp.	115,305
1,583	GMO Payment Gateway, Inc.	81,941
10,268	Happinet Corp.	150,630
19,232	Hazama Ando Corp.	127,381
3,637	Hitachi High-Technologies Corp.	131,441
1,511	Hoya Corp.	87,694
32	Ichigo Office REIT Investment REIT	29,803
5,186	Inaba Denki Sangyo Co., Ltd.	202,492
5,508	Infomart Corp.	58,792
3,881	Inter Action Corp.	84,956
3,858	Iriso Electronics Co., Ltd.	158,014
2,272	ITOCHU Corp.	41,678
2,673	Itochu Techno-Solutions Corp.	55,450
2,425	Jafco Co., Ltd.	85,114
6,657	JGC Corp.	102,136
11,582	JSR Corp.	187,263
3,900	JXTG Holdings, Inc.	21,302

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

4,141	KDDI Corp.	$103,461
1,301	Keyence Corp.	669,514
3,912	Kinden Corp.	64,261
7,081	Kumagai Gumi Co., Ltd.	222,112
2,224	Kyocera Corp.	125,262
207	Kyoritsu Maintenance Co., Ltd.	9,455
4,100	Kyushu Electric Power Co., Inc.	50,805
2,453	Lasertec Corp.	80,861
3,352	Makino Milling Machine Co., Ltd.	137,234
6,370	Marui Group Co., Ltd.	129,343
6,190	Maxell Holdings Ltd.	88,279
4,909	Medical Data Vision Co., Ltd.*	43,817
4,638	Melco Holdings, Inc.	150,115
2,353	Mercari, Inc.*	50,065
9,365	Mimasu Semiconductor Industry Co., Ltd.	120,374
1,442	Minebea Mitsumi, Inc.	23,720
1,986	Mitsubishi Chemical Holdings Corp.	17,067
1,903	Mitsubishi Corp.	55,774
2,601	Mitsubishi Electric Corp.	32,729
55,174	Mitsubishi UFJ Financial Group, Inc.	295,949
2,415	Mitsui Fudosan Co., Ltd.	58,672
1,657	Money Forward, Inc.*	47,150
6,567	MS&AD Insurance Group Holdings, Inc.	194,407
8,099	Nabtesco Corp.	214,275
3,700	NET One Systems Co., Ltd.	77,545
28,174	Nexon Co., Ltd.*	428,624
1,143	NGK Spark Plug Co., Ltd.	24,627
1,702	Nidec Corp.	204,679
153	Nintendo Co., Ltd.	46,403
6	Nippon Accommodations Fund, Inc. REIT	31,898
2,648	Nippon Seiki Co., Ltd.	49,136
194	Nippon Shokubai Co., Ltd.	12,859
16,022	Nippon Television Holdings, Inc.	251,695
2,752	Nippon Thompson Co., Ltd.	14,317
932	Nippon Yusen KK	15,604
7,979	Nishimatsuya Chain Co., Ltd.	65,782
10,847	Nissin Electric Co., Ltd.	94,971
54,000	Nomura Holdings, Inc.	210,860
5,464	Noritz Corp.	76,044
4,707	NSD Co., Ltd.	99,980
9,128	Ono Pharmaceutical Co., Ltd.	199,411
151	Oriental Land Co., Ltd.	15,483
2,366	PAL GROUP Holdings Co., Ltd.	65,194
2,576	Raksul, Inc.*	68,488
2,694	Recruit Holdings Co., Ltd.	72,308
11,513	San-In Godo Bank Ltd.	83,553
2,272	Sanyo Chemical Industries Ltd.	109,011
1,836	SCREEN Holdings Co., Ltd.	78,669
1,316	Shimamura Co., Ltd.	113,960
2,242	Shin-Etsu Chemical Co., Ltd.	189,038
332	SHO-BOND Holdings Co., Ltd.	23,460
14,286	Siix Corp.	200,856
335	SMC Corp.	110,566
3,922	SMS Co., Ltd.	64,696
2,087	Sony Corp.	104,573
13,251	Sony Financial Holdings, Inc.	252,151
3,817	Subaru Corp.	89,631
2,519	Sumco Corp.	35,073
12,004	Sumitomo Electric Industries Ltd.	171,037
3,198	Sumitomo Mitsui Trust Holdings, Inc.	121,138
1,005	Sumitomo Realty & Development Co., Ltd.	38,381
3,569	Suzuki Motor Corp.	186,375
845	Sysmex Corp.	47,106
4,525	Systena Corp.	50,038
5,669	T&D Holdings, Inc.	70,375
5,305	Tachi-S Co., Ltd.	72,894

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

5,611	Tadano Ltd.	$63,962
649	Taihei Dengyo Kaisha Ltd.	14,490
3,322	Taisei Corp.	156,408
1,303	Takeda Pharmaceutical Co., Ltd.	52,606
11,228	Takuma Co., Ltd.	142,313
5,199	Tazmo Co., Ltd.	37,522
2,168	TDK Corp.	171,567
3,490	TechMatrix Corp.	58,890
876	Toei Co., Ltd.	107,802
7,323	Tokai Rika Co., Ltd.	130,293
2,189	Token Corp.	129,034
13,685	Tokio Marine Holdings, Inc.	670,096
1,849	Tokyo Electron Ltd.	269,992
972	Tokyo Gas Co., Ltd.	25,559
6,089	Toshiba Plant Systems & Services Corp.	114,533
2,614	Toyota Industries Corp.	129,500
2,617	Toyota Motor Corp.	161,077
1,763	TS Tech Co., Ltd.	53,043
56,584	Yahoo Japan Corp.	152,944
5,225	Yamaha Motor Co., Ltd.	111,991
3,968	Yamato Kogyo Co., Ltd.	103,621
5,506	Yamazen Corp.	55,355
3,517	Yodogawa Steel Works Ltd.	71,495
3,119	Yume No Machi Souzou Iinkai Co., Ltd.	42,025
1,024	Zeon Corp.	10,528
2,915	ZOZO, Inc.	58,984

		14,542,857

	Luxembourg - 0.0%
689	Ardagh Group S.A.	8,351
941	Millicom International Cellular S.A.*	58,935
944	Tenaris S.A. ADR	23,572

		90,858

	Malaysia - 0.0%
220,893	Inari Amertron Bhd	81,400

	Mauritius - 0.2%
53,672	MCB Group Ltd.	430,633

	Mexico - 0.1%
13,300	Alpek S.A.B. de C.V.*	18,084
81,509	America Movil S.A.B. de C.V. Class L	65,600
6,100	Corp. Inmobiliaria Vesta S.A.B. de C.V.	8,546
2,767	Mexichem S.A.B. de C.V.	7,410

		99,640

	Netherlands - 1.3%
5,260	AerCap Holdings N.V.*	248,588
152	Akzo Nobel N.V.	13,082
806	ASML Holding N.V.	140,943
1,661	Heineken N.V.	149,189
629	IMCD N.V.	45,903
29,377	ING Groep N.V.	348,582
247	InterXion Holding N.V.*	14,830
361	Koninklijke DSM N.V.	33,759
43,419	Koninklijke KPN N.V.	133,480
1,952	Koninklijke Philips N.V.	76,961
2,893	NXP Semiconductors N.V.	251,778
4,802	Royal Dutch Shell plc Class A	148,864
38,360	Van Lanschot Kempen N.V.*	896,984
549	Wolters Kluwer N.V.	34,143

		2,537,086

	New Zealand - 0.4%
66,617	Auckland International Airport Ltd.	339,054
44,600	Millennium & Copthorne Hotels New Zealand Ltd.	90,479
12,674	New Zealand Refining Co., Ltd.	20,437
56,901	Tourism Holdings Ltd.	192,178

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

2,370	Xero Ltd.*	$75,507

		717,655

	Norway - 0.1%
719	Equinor ASA	16,441
12,441	Kongsberg Gruppen ASA	173,422
5,522	Norsk Hydro ASA	25,600

		215,463

	Portugal - 0.2%
1,000,654	Banco Comercial Portugues S.A.*	275,902
822	Galp Energia SGPS S.A.	12,843
5,221	NOS SGPS S.A.	33,868

		322,613

	Romania - 0.1%
243,403	Banca Transilvania S.A.	92,727
63,121	BRD-Groupe Societe Generale S.A.	153,106

		245,833

	Russia - 0.1%
843	LUKOIL PJSC ADR	67,691
5,056	Yandex N.V. Class A*	169,780

		237,471

	Singapore - 0.1%
3,160	Kulicke & Soffa Industries, Inc.	71,195
4,880	Sea Ltd. ADR*(9)	68,369
11,982	Venture Corp. Ltd.	145,542

		285,106

	Slovenia - 0.1%
18,348	Nova Ljubljanska Banka dd GDR*(1)	262,430

	South Africa - 0.4%
59,447	FirstRand Ltd.	312,381
6,483	MTN Group Ltd.	42,417
16,934	Nampak Ltd.*	17,848
599	Naspers Ltd. Class N	138,563
89,300	Old Mutual Ltd.	157,647
3,257	Vodacom Group Ltd.	29,637

		698,493

	South Korea - 0.6%
1,975	Douzone Bizon Co., Ltd.	73,384
5,293	HyVision System, Inc.	45,257
2,439	Koh Young Technology, Inc.	180,265
3,253	KT Corp. ADR	44,956
7,514	S&T Motiv Co., Ltd.	230,350
253	S-Oil Corp.	23,823
12,864	Samsung Electronics Co., Ltd.	536,353

		1,134,388

	Spain - 0.6%
5,918	Aedas Homes SAU*(1)	159,183
812	Arima Real Estate SOCIMI S.A.*	8,513
8,140	Cellnex Telecom S.A.*(1)	229,382
363	Iberdrola S.A.	2,992
14,325	Iberdrola S.A.	118,403
16,984	Melia Hotels International S.A.	170,395
22,773	Metrovacesa S.A.*(1)	276,560
15,574	Neinor Homes S.A.*(1)	223,274

		1,188,702

	Sweden - 0.5%
2,916	Assa Abloy AB Class B	54,337
1,178	BillerudKorsnas AB	14,876
852	Catena AB	22,951
17,775	Cloetta AB Class B	47,151
1,092	D Carnegie & Co. AB*	19,865

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

990	Fastighets AB Balder Class B*	$31,244
516	Lundin Petroleum AB	16,505
5,298	Sandvik AB	84,661
708	Spotify Technology S.A.*	95,899
61,422	Telefonaktiebolaget LM Ericsson ADR	547,270

		934,759

	Switzerland - 1.0%
4,130	ABB Ltd. ADR	79,090
7,648	Nestle S.A.	666,782
3,448	Novartis AG	301,013
253	PSP Swiss Property AG	26,028
133	Roche Holding AG	35,383
15,136	STMicroelectronics N.V.	241,480
4,817	TE Connectivity Ltd.	389,936
6	Tecan Group AG	1,212
17,736	UBS Group AG*	229,924

		1,970,848

	Taiwan - 1.6%
8,744	Airtac International Group	103,129
114,202	Chroma ATE, Inc.	459,282
20,484	Delta Electronics, Inc.	102,354
46,604	E Ink Holdings, Inc.	49,928
9,933	Elite Material Co., Ltd.	26,470
7,778	Ennoconn Corp.	64,974
1,965	Formosa Sumco Technology Corp.*	8,136
28,849	Globalwafers Co., Ltd.	285,279
57,784	Kingpak Technology, Inc.	355,144
14,566	Land Mark Optoelectronics Corp.	126,856
12,761	Realtek Semiconductor Corp.	69,932
4,283	Silergy Corp.	64,804
54,197	Sino-American Silicon Products, Inc.*	119,237
122,364	Taiwan Semiconductor Manufacturing Co., Ltd.	907,692
45,382	Vanguard International Semiconductor Corp.	100,719
2,839	Voltronic Power Technology Corp.	48,700
19,321	Walsin Technology Corp.	111,792
9,876	Yageo Corp.	107,988

		3,112,416

	Thailand - 0.0%
86,883	Precious Shipping PCL*	22,804

	United Arab Emirates - 0.0%
17,471	Abu Dhabi National Oil Co. for Distribution PJSC	10,987

	United Kingdom - 4.2%
4,614	Anglo American plc	117,914
12,010	Aptiv plc	950,351
7,634	Assured Guaranty Ltd.	309,635
5,633	AstraZeneca plc ADR	206,055
91,333	Babcock International Group plc	636,142
93,359	BAE Systems plc	628,061
2,987	BHP Group plc	66,738
18,302	BP plc	125,024
10,610	British American Tobacco plc	374,003
31,520	BT Group plc	96,117
770	Cairn Energy plc*	1,889
365,738	Cobham plc*	517,800
278	Croda International plc	17,601
433	Derwent London plc REIT	18,417
5,820	Diageo plc	222,129
4,290	Fiat Chrysler Automobiles N.V.*	73,410
13,420	Georgia Capital plc*	191,084
566	Hikma Pharmaceuticals plc	11,974
8,839	KAZ Minerals plc	69,018
373	Linde plc	60,803
21,716	Metro Bank plc*	310,378

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

1,765	National Grid plc	$19,220
696	NMC Health plc	23,561
8,364	nVent Electric plc	209,267
24,084	Prudential plc	470,990
108,044	QinetiQ Group plc	429,959
1,938	Rio Tinto plc	107,214
2,725	RPC Group plc	28,373
135,201	Sabre Insurance Group plc(1)	503,616
3,251	Safestore Holdings plc REIT	24,603
1,822	Severn Trent plc	47,877
3,315	Smith & Nephew plc	62,450
39,130	Standard Chartered plc	315,588
898	Tullow Oil plc*	2,411
27,382	Ultra Electronics Holdings plc	460,990
10,453	Unilever plc	549,138
2,005	UNITE Group plc	23,946

		8,283,746

	United States - 24.0%
797	3M Co.	159,639
3,236	Abbott Laboratories	236,163
12,927	Acadia Healthcare Co., Inc.*	353,683
354	Acadia Realty Trust REIT	10,170
285	Accenture plc Class A	43,762
697	Adobe, Inc.*	172,731
23,320	Advanced Micro Devices, Inc.*	569,241
169	AdvanSix, Inc.*	5,347
3,753	AES Corp.	61,512
659	AGCO Corp.	42,308
358	Agree Realty Corp. REIT	23,639
182,132	Alacer Gold Corp.*	420,001
613	Alcoa Corp.*	18,194
19,472	Alexander & Baldwin, Inc.	448,635
363	Alexandria Real Estate Equities, Inc. REIT	47,811
2,543	Alkermes plc*	83,588
1,371	Allergan plc	197,397
1,299	Alliant Energy Corp.	57,767
50,367	Allscripts Healthcare Solutions, Inc.*	593,827
524	Alnylam Pharmaceuticals, Inc.*	43,770
355	Alphabet, Inc. Class A*	399,691
684	Alphabet, Inc. Class C*	763,597
2,261	Alta Mesa Resources, Inc.*(9)	2,166
767	Amazon.com, Inc.*	1,318,266
328	American Assets Trust, Inc. REIT	14,084
9,243	American Axle & Manufacturing Holdings, Inc.*	136,612
7,134	American International Group, Inc.	308,403
6,759	American Tower Corp. REIT	1,168,226
737	American Vanguard Corp.	12,912
327	Americold Realty Trust REIT	9,588
1,120	AMETEK, Inc.	81,648
2,312	Amneal Pharmaceuticals, Inc.*	28,391
667	Anadarko Petroleum Corp.	31,569
3,655	Anthem, Inc.	1,107,465
1,853	Archer-Daniels-Midland Co.	83,200
1,435	Arena Pharmaceuticals, Inc.*	65,967
243,685	Argonaut Gold, Inc.*	328,264
1,339	AT&T, Inc.	40,250
1,292	Avangrid, Inc.	64,432
1,253	Baker Hughes a GE Co.	29,533
1,506	Ball Corp.	78,734
27,214	Bank of America Corp.	774,783
579	Baxter International, Inc.	41,972
292	Biogen, Inc.*	97,464
36,159	Bizlink Holding, Inc.	216,029
650	Bluebird Bio, Inc.*	86,729
788	Boeing Co.	303,869

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

825	Boise Cascade Co.	$22,663
58	Booking Holdings, Inc.*	106,303
290	Boston Properties, Inc. REIT	38,242
5,474	Boston Scientific Corp.*	208,833
5,396	Bristol-Myers Squibb Co.	266,401
382	Cabot Corp.	17,912
1,321	Cabot Oil & Gas Corp.	32,959
277	Callon Petroleum Co.*	2,255
376	Camden Property Trust REIT	36,453
4,684	Capital One Financial Corp.	377,484
599	Caterpillar, Inc.	79,763
591	Celanese Corp.	56,594
283	Celgene Corp.*	25,034
3,535	Centene Corp.*	461,565
194	Centennial Resource Development, Inc. Class A*	2,555
8,780	Cerner Corp.*	482,110
492	Charter Communications, Inc. Class A*	162,877
366	Chesapeake Lodging Trust REIT	10,424
1,654	Chevron Corp.	189,631
3,667	Cigna Corp.*	732,703
641	Cinemark Holdings, Inc.	26,230
17,693	Cisco Systems, Inc.	836,702
8,532	Citigroup, Inc.	549,973
3,700	Coca-Cola Co.	178,081
467	Coherent, Inc.*	55,199
508	Columbia Property Trust, Inc. REIT	11,212
10,491	Comcast Corp. Class A	383,656
367	Concho Resources, Inc.*	43,981
1,068	ConocoPhillips	72,293
27	Continental Resources, Inc.*	1,247
183	Corporate Office Properties Trust REIT	4,518
154	Crown Castle International Corp. REIT	18,027
716	Crown Holdings, Inc.*	36,516
1,001	Danaher Corp.	111,031
830	Deere & Co.	136,120
865	Devon Energy Corp.	23,052
381	Diamondback Energy, Inc.	39,289
717	Douglas Emmett, Inc. REIT	27,124
1,611	DowDuPont, Inc.	86,688
1,197	Duke Energy Corp.	105,073
944	Edison International	53,780
602	Edwards Lifesciences Corp.*	102,593
440	Elanco Animal Health, Inc.*	12,839
761	Electronic Arts, Inc.*	70,195
2,502	Eli Lilly & Co.	299,890
553	EOG Resources, Inc.	54,858
1,001	Equifax, Inc.	107,127
81	Equinix, Inc. REIT	31,914
273	Equity LifeStyle Properties, Inc. REIT	28,905
155	Essex Property Trust, Inc. REIT	42,036
1,125	Eversource Energy	78,086
356	Exelon Corp.	17,003
7,890	ExlService Holdings, Inc.*	453,675
847	Expedia Group, Inc.	101,005
289	Extra Space Storage, Inc. REIT	28,498
5,220	Exxon Mobil Corp.	382,522
1,684	Facebook, Inc. Class A*	280,706
1,124	FleetCor Technologies, Inc.*	226,834
17,481	Flex Ltd.*	168,167
423	FMC Corp.	33,755
1,016	Fortive Corp.	76,190
1,841	Freshpet, Inc.*	66,221
5,311	General Dynamics Corp.	909,084
11,554	General Electric Co.	117,389
6,547	General Motors Co.	255,464
5,246	Genpact Ltd.	156,488

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

1,015	Global Blood Therapeutics, Inc.*	$48,629
2,862	Global Payments, Inc.	321,345
1,288	GoDaddy, Inc. Class A*	88,395
4,672	Granite Construction, Inc.	201,924
4,559	Graphic Packaging Holding Co.	55,027
2,346	Greenbrier Cos., Inc.	99,494
1,637	Guidewire Software, Inc.*	141,895
283	Gulfport Energy Corp.*	2,374
1,415	Halliburton Co.	44,374
2,825	Harris Corp.	432,733
695	HCA Healthcare, Inc.	96,904
2,238	HCP, Inc. REIT	70,587
577	Heron Therapeutics, Inc.*	15,521
3,456	Hess Corp.	186,628
13,701	Hilltop Holdings, Inc.	252,235
1,199	Hilton Worldwide Holdings, Inc.	89,302
12,362	HMS Holdings Corp.*	370,736
2,216	Home Depot, Inc.	406,702
3,399	Hostess Brands, Inc.*	39,055
3,679	Houghton Mifflin Harcourt Co.*	38,519
2,694	Humana, Inc.	832,419
1,590	Huntington Ingalls Industries, Inc.	328,255
295	Hyatt Hotels Corp. Class A	20,623
1,052	Illinois Tool Works, Inc.	144,450
1,031	Incyte Corp.*	83,088
2,715	Ingersoll-Rand plc	271,609
34	Ingevity Corp.*	3,198
754	International Paper Co.	35,762
1,135	Interpublic Group of Cos., Inc.	25,821
3,624	Ironwood Pharmaceuticals, Inc.*	49,504
970	Itron, Inc.*	52,991
202	Jagged Peak Energy, Inc.*	2,127
359	JBG SMITH Properties REIT	13,875
7,645	JetBlue Airways Corp.*	137,534
9,262	Johnson Controls International plc	312,778
443	Kennedy-Wilson Holdings, Inc.	8,856
857	Kirby Corp.*	64,198
2,032	KLA-Tencor Corp.	216,550
1,393	Kosmos Energy Ltd*	7,146
1,217	Las Vegas Sands Corp.	71,024
10,746	Leidos Holdings, Inc.	623,268
1,132	Lennox International, Inc.	259,545
1,398	Liberty Media Corp-Liberty Formula One Class C*	43,855
3,512	Lockheed Martin Corp.	1,017,391
639	Louisiana-Pacific Corp.	15,579
1,923	Lowe’s Cos., Inc.	184,916
192	LyondellBasell Industries N.V. Class A	16,698
2,106	M&T Bank Corp.	346,521
1,478	Marathon Petroleum Corp.	97,932
1,438	Martin Marietta Materials, Inc.	254,066
1,189	McDonald’s Corp.	212,569
465	McKesson Corp.	59,636
2,441	Medicines Co.*(9)	56,411
2,208	Medtronic plc	195,165
2,103	MGM Resorts International	61,912
4,678	Microchip Technology, Inc.	375,971
5,243	Micron Technology, Inc.*	200,387
4,779	Microsoft Corp.	499,071
4,863	Molina Healthcare, Inc.*	646,682
2,467	Monster Beverage Corp.*	141,211
299	Moog, Inc. Class A	26,752
494	Motorola Solutions, Inc.	57,754
3,067	Mylan N.V.*	91,857
2,495	National Vision Holdings, Inc.*	79,241
1,226	Netflix, Inc.*	416,227
1,417	New York Times Co. Class A	36,431

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

733	NextEra Energy Partners L.P.	$29,437
597	NextEra Energy, Inc.	106,851
4,669	NIKE, Inc. Class B	382,298
1,074	Noble Energy, Inc.	23,993
1,629	Norfolk Southern Corp.	273,248
2,979	Northrop Grumman Corp.	820,863
1,285	NRG Energy, Inc.	52,569
357	NuVasive, Inc.*	17,900
3,055	NVIDIA Corp.	439,156
911	Occidental Petroleum Corp.	60,837
1,647	OGE Energy Corp.	67,445
359	Omega Healthcare Investors, Inc. REIT	14,428
661	Omnicom Group, Inc.	51,479
1,574	OMNOVA Solutions, Inc.*	14,024
4,500	Owens Corning	235,755
609	Owens-Illinois, Inc.	12,223
450	Packaging Corp. of America	42,444
394	Parsley Energy, Inc. Class A*	7,321
2,775	PayPal Holdings, Inc.*	246,309
85	PDC Energy, Inc.*	2,768
8,364	Pentair plc	344,513
897	PG&E Corp.*	11,661
2,339	Philip Morris International, Inc.	179,448
350	Phillips 66	33,393
223	Pioneer Natural Resources Co.	31,737
400	Portola Pharmaceuticals, Inc.*(9)	10,840
1,486	Post Holdings, Inc.*	137,931
478	PPG Industries, Inc.	50,400
1,800	Procter & Gamble Co.	173,646
774	Prologis, Inc. REIT	53,530
1,130	ProPetro Holding Corp.*	18,464
5,216	Prudential Financial, Inc.	480,602
149	PS Business Parks, Inc. REIT	21,633
223	Public Storage REIT	47,392
2,360	Raytheon Co.	388,834
442	Regency Centers Corp. REIT	28,730
849	Rexford Industrial Realty, Inc. REIT	28,526
576	RH*(9)	78,261
233	Rogers Corp.*	29,570
530	Roku, Inc.*	23,823
1,514	Ross Stores, Inc.	139,470
2,401	salesforce.com, Inc.*	364,880
2,102	Schlumberger Ltd.	92,929
209	Schweitzer-Mauduit International, Inc.	6,701
661	Science Applications International Corp.	44,380
1,618	Seattle Genetics, Inc.*	123,664
527	Sempra Energy	61,648
1,098	ServiceNow, Inc.*	241,582
382	Sherwin-Williams Co.	161,021
418	Simon Property Group, Inc. REIT	76,126
285	Spark Therapeutics, Inc.*	13,629
409	Spirit Aerosystems Holdings, Inc. Class A	34,111
1,211	Splunk, Inc.*	151,181
880	Steel Dynamics, Inc.	32,199
1,402	STORE Capital Corp. REIT	45,313
516	Stryker Corp.	91,626
268	Sun Communities, Inc. REIT	29,456
574	Syneos Health, Inc.*	29,297
1,975	Sysco Corp.	126,104
11,005	TD Ameritrade Holding Corp.	615,730
3,977	Teradyne, Inc.	143,132
4,471	Texas Instruments, Inc.	450,140
705	Thermo Fisher Scientific, Inc.	173,197
4,513	TJX Cos., Inc.	224,431
1,880	Total System Services, Inc.	168,467
1,619	TransUnion	98,468

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

1,400	Triumph Group, Inc.	$24,990
1,011	Twenty-First Century Fox, Inc. Class A	49,852
1,108	UDR, Inc. REIT	48,475
817	UGI Corp.	46,594
678	Ultragenyx Pharmaceutical, Inc.*	33,439
318	Union Pacific Corp.	50,584
4,524	UnitedHealth Group, Inc.	1,222,385
3,972	Universal Health Services, Inc. Class B	526,409
2,786	US Foods Holding Corp.*	93,944
51	Vail Resorts, Inc.	9,601
613	VeriSign, Inc.*	103,762
6,283	Verizon Communications, Inc.	345,942
641	Vertex Pharmaceuticals, Inc.*	122,373
1,404	Viacom, Inc. Class B	41,306
3,157	Visa, Inc. Class A	426,227
8,233	Voya Financial, Inc.	382,258
2,029	Vulcan Materials Co.	206,248
2,358	Walmart, Inc.	225,967
1,576	Walt Disney Co.	175,756
399	Waste Management, Inc.	38,172
707	Wayfair, Inc. Class A*	77,388
1,162	WellCare Health Plans, Inc.*	321,270
808	WESCO International, Inc.*	42,339
130	Westlake Chemical Corp.	9,607
115	WestRock Co.	4,682
1,158	WEX, Inc.*	186,820
1,170	Williams Cos., Inc.	31,508
1,511	Workday, Inc. Class A*	274,292
986	WPX Energy, Inc.*	12,088
742	Xenia Hotels & Resorts, Inc. REIT	13,927
988	Xilinx, Inc.	110,597
308	Zebra Technologies Corp. Class A*	53,469
470	Zimmer Biomet Holdings, Inc.	51,493

		47,275,189

	Total Common Stocks (cost $121,106,672)	$122,752,020

Convertible Bonds - 0.2%
	Commercial Services - 0.1%
400,000	DP World Ltd. 1.75%, 06/19/2024(8)	382,800

	Oil & Gas Services - 0.1%
EUR 100,000	Fugro N.V. 4.00%, 10/26/2021(8)	98,893

	Total Convertible Bonds (cost $510,275)	$481,693

Exchange-Traded Funds - 8.8%
	Investment Company Securities - 3.9%
341,576	Invesco Senior Loan ETF(9)	7,664,965

	Other Investment Pools & Funds - 4.9%
10,625	iShares Core MSCI EAFE ETF	623,475
32,020	iShares JP Morgan USD Emerging Markets Bond ETF	3,486,338
2,346	SPDR S&P 500 ETF Trust	633,256
7,868	TOPIX Exchange-Traded Fund	117,426
137,900	VanEck Vectors JP Morgan EM Local Currency Bond ETF	4,794,783

		9,655,278

	Total Exchange-Traded Funds (cost $17,674,417)	$17,320,243

Preferred Stocks - 0.2%
	United States - 0.2%
655	Airbnb, Inc. Series E*(6)(7)(15)	71,775
8,725	Pinterest, Inc. Series G*(6)(7)(15)	42,491

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

4,556	Uber Technologies, Inc. Series D*(6)(7)(15)		$197,958

			312,224

	Total Preferred Stocks (cost $194,292)		$312,224

	Total Long-Term Investments (cost $194,150,058)		$191,951,456

Short-Term Investments - 10.2%
	Other Investment Pools & Funds - 5.0%
9,853,187	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(16)		9,853,187

	Securities Lending Collateral - 5.2%
508,096	Citibank NA DDCA, 2.39%, 2/1/2019(16)		508,096
5,644,060	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(16)		5,644,060
2,247,873	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(16)		2,247,873
308,365	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(16)		308,365
1,316,968	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(16)		1,316,968
136,557	Western Asset Institutional Government Class A Fund, Institutional Class, 2.25%(16)		136,557

			10,161,919

	Total Short-Term Investments (cost $20,015,106)		$20,015,106

	Total Investments Excluding Purchased Options (cost $214,165,164)	107.5%	$211,966,562
	Total Purchased Options (cost $698,052)	0.2%	$493,132

	Total Investments (cost $214,863,216)	107.7%	$212,459,694
	Other Assets and Liabilities	(7.7)%	(15,274,105)

	Total Net Assets	100.0%	$197,185,589

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Consolidated Schedule of Investments includes investments held by The Hartford Cayman Global All-Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of January 31, 2019, the Fund invested 5.3% of its total assets in the Subsidiary.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $15,085,610, representing 7.7% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2019.
(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Securities disclosed are interest-only strips.

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2019, the aggregate fair value of these securities was $412,224, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(7)	Investment valued using significant unobservable inputs.
(8)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $6,602,255, representing 3.3% of net assets.

(9)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(10)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(11)	Represents or includes a TBA transaction.
(12)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(13)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.
(14)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(15)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $312,224 or 0.2% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
06/2015	Airbnb, Inc. Series E Preferred	655	$60,977	$71,775
03/2015	Pinterest, Inc. Series G Preferred	8,725	62,638	42,491
06/2014	Uber Technologies, Inc. Series D Preferred	4,556	70,677	197,958

			$194,292	$312,224

(16)	Current yield as of period end.

OTC Option Contracts Outstanding at January 31, 2019

Description	Counter -party	Exercise Price/FX Rate/Rate	Expiration Date	Number of Contracts		Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
EUR Call/USD Put	MSC	1.18 USD per EUR	01/23/20	100,000	EUR	100,000	$3,469	$3,338	$131
EUR Call/USD Put	BOA	1.19 USD per EUR	10/22/19	199,000	EUR	199,000	7,182	7,040	142
USD Call/JPY Put	BOA	125.00 JPY per USD	05/13/19	6,413,291	USD	6,413,291	64	83,103	(83,039)
USD Call/SGD Put	MSC	1.35 SGD per USD	01/23/20	108,000	USD	108,000	1,590	2,038	(448)
USD Call/SGD Put	MSC	1.37 SGD per USD	10/07/19	231,000	USD	231,000	1,747	4,600	(2,853)
USD Call/TRY Put	MSC	6.54 TRY per USD	01/14/20	169,000	USD	169,000	8,016	14,937	(6,921)
USD Call/TRY Put	JPM	6.29 TRY per USD	01/23/20	170,000	USD	170,000	10,270	13,247	(2,977)

Total Calls						7,390,291	$32,338	$128,303	$(95,965)

Puts
EUR Put/USD Call	DEUT	1.14 USD per EUR	02/26/19	152,000	EUR	152,000	$576	$1,358	$(782)
EUR Put/USD Call	BOA	1.19 USD per EUR	10/22/19	199,000	EUR	199,000	3,913	7,039	(3,126)
EUR Put/USD Call	MSC	1.17 USD per EUR	01/23/20	100,000	EUR	100,000	2,973	3,339	(366)
iShares MSCI India Options	CSFB	31.14 USD	06/27/19	157,414	USD	157,414	192,688	220,380	(27,692)
USD Put/INR Call	BOA	64.00 INR per USD	05/13/19	6,413,291	USD	6,413,291	590	70,803	(70,213)
USD Put/SGD Call	MSC	1.37 SGD per USD	10/07/19	231,000	USD	231,000	6,741	4,601	2,140
USD Put/SGD Call	MSC	1.35 SGD per USD	01/23/20	108,000	USD	108,000	2,538	2,038	500
USD Put/TRY Call	MSC	5.44 TRY per USD	03/01/19	124,000	USD	124,000	4,897	4,664	233
USD Put/TRY Call	BCLY	5.49 TRY per USD	03/01/19	124,000	USD	124,000	5,772	4,563	1,209
USD Put/TRY Call	MSC	6.54 TRY per USD	01/14/20	169,000	USD	169,000	20,639	14,936	5,703
USD Put/TRY Call	JPM	6.29 TRY per USD	01/23/20	170,000	USD	170,000	15,487	13,246	2,241

Total Puts						7,947,705	$256,814	$346,967	$(90,153)

Total purchased option contracts						15,337,996	$289,152	$475,270	$(186,118)

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Description	Counter -party	Exercise Price/FX Rate/Rate	Expiration Date	Number of Contracts		Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts:
Calls
S&P 500 Index	GSC	2,750.00 USD	04/18/19	(92)	USD	(92)	$(4,532)	$(2,622)	$(1,910)
USD Call/BRL Put	DEUT	3.89 BRL per USD	11/07/19	(212,000)	USD	(212,000)	(6,843)	(12,453)	5,610
USD Call/BRL Put	MSC	3.91 BRL per USD	01/23/20	(127,000)	USD	(127,000)	(4,875)	(6,963)	2,088
USD Call/CLP Put	MSC	662.25 CLP per USD	08/28/19	(239,000)	USD	(239,000)	(6,714)	(10,086)	3,372
USD Call/CLP Put	MSC	672.50 CLP per USD	01/23/20	(100,000)	USD	(100,000)	(3,310)	(4,085)	775
USD Call/JPY Put	BOA	145.00 JPY per USD	05/13/19	(6,413,291)	USD	(6,413,291)	(6)	(15,482)	15,476
USD Call/ZAR Put	JPM	14.40 ZAR per USD	07/03/19	(234,000)	USD	(234,000)	(4,507)	(14,939)	10,432
USD Call/ZAR Put	JPM	14.51 ZAR per USD	01/23/20	(105,000)	USD	(105,000)	(4,800)	(6,843)	2,043

Total Calls						(7,430,383)	$(35,587)	$(73,473)	$37,886

Written option contracts:
Puts
S&P 500 Index	GSC	2,400.00 USD	02/28/19	(141)	USD	(141)	$(361)	$(5,922)	$5,561
S&P 500 Index	GSC	2,275.00 USD	03/01/19	(97)	USD	(97)	(113)	(2,910)	2,797
S&P 500 Index	GSC	2,375.00 USD	03/15/19	(102)	USD	(102)	(516)	(4,825)	4,309
S&P 500 Index	GSC	2,475.00 USD	03/15/19	(95)	USD	(95)	(904)	(3,439)	2,535
S&P 500 Index	GSC	2,325.00 USD	04/18/19	(149)	USD	(149)	(1,464)	(4,649)	3,185
S&P 500 Index	GSC	2,450.00 USD	04/30/19	(80)	USD	(80)	(1,849)	(2,560)	711
USD Put/BRL Call	DEUT	3.89 BRL per USD	11/07/19	(212,000)	USD	(212,000)	(15,939)	(12,453)	(3,486)
USD Put/BRL Call	MSC	3.91 BRL per USD	01/23/20	(127,000)	USD	(127,000)	(10,238)	(6,963)	(3,275)
USD Put/CLP Call	MSC	662.25 CLP per USD	08/28/19	(239,000)	USD	(239,000)	(8,922)	(10,086)	1,164
USD Put/CLP Call	MSC	672.50 CLP per USD	01/23/20	(100,000)	USD	(100,000)	(5,691)	(4,085)	(1,606)
USD Put/ZAR Call	JPM	14.40 ZAR per USD	07/03/19	(234,000)	USD	(234,000)	(19,693)	(14,938)	(4,755)
USD Put/ZAR Call	JPM	14.51 ZAR per USD	01/23/20	(105,000)	USD	(105,000)	(9,611)	(6,843)	(2,768)

Total Puts						(1,017,664)	$(75,301)	$(79,673)	$4,372

Total written option contracts						(8,448,047)	$(110,888)	$(153,146)	$42,258

OTC Swaption Contracts Outstanding at January 31, 2019

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57*	JPM	2.45%	Receive	08/02/27	USD	230,000	230,000	$23,874	$23,621	$253
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57*	MSC	2.45%	Receive	08/02/27	USD	235,000	235,000	24,393	34,164	(9,771)
3 Months USD-LIBOR-BBA Interest Rate Swap Expiring 08/04/57*	BOA	2.45%	Receive	08/02/27	USD	235,000	235,000	24,393	20,210	4,183

Total Calls							700,000	$72,660	$77,995	$(5,335)

Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57*	JPM	2.45%	Pay	08/02/27	USD	230,000	230,000	$43,148	$45,448	$(2,300)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57*	MSC	2.45%	Pay	08/02/27	USD	235,000	235,000	44,086	45,524	(1,438)
3 Months USD-LIBOR-BBA Interest Rate Swap Expiring 08/04/57*	BOA	2.45%	Pay	08/02/27	USD	235,000	235,000	44,086	53,815	(9,729)

Total Puts							700,000	$131,320	$144,787	$(13,467)

Total purchased swaption contracts							1,400,000	$203,980	$222,782	$(18,802)

* Swaptions with forward premiums.

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Futures Contracts Outstanding at January 31, 2019

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 3-Year Bond Future	6	03/15/2019	$490,288	$2,708
Brent Crude Oil Future	14	02/22/2019	481	(12,179)
CAC40 10 Euro Future	17	02/15/2019	971,158	39,605
Canadian Government 10-Year Bond Future	52	03/20/2019	5,447,148	208,111
Euro BUXL 30-Year Bond Future	4	03/07/2019	850,941	30,946
Euro-BOBL Future	3	03/07/2019	456,455	2,160
Euro-BTP Future	15	03/07/2019	2,224,586	118,966
Euro-OAT Future	5	03/07/2019	875,161	11,182
FTSE 250 Index Future	49	03/15/2019	2,402,159	164,082
Mini-10-Year JGB Future	45	03/12/2019	6,310,948	36,125
S&P/TSX 60 Index Future	28	03/14/2019	3,954,245	3,252
U.S. Treasury 5-Year Note Future	65	03/29/2019	7,465,859	111,977
U.S. Treasury 10-Year Note Future	190	03/20/2019	23,269,062	635,183
U.S. Treasury 10-Year Ultra Future	1	03/20/2019	130,688	564
U.S. Treasury Ultra Bond Future	12	03/20/2019	1,933,500	109,224
Uranium Future	121	03/25/2019	875,737	(5,071)
WTI Crude Future	19	11/19/2021	1,010,230	21,066
WTI Crude Future	20	11/21/2022	1,058,400	30,793

Total				$1,508,694

Short position contracts:
Australian 10-Year Bond Future	40	03/15/2019	$3,882,205	$(53,794)
Euro-Bund Future	16	03/07/2019	3,034,013	(17,906)
FTSE 100 Index Option	26	03/15/2019	2,353,862	(78,051)
Japanese 10-Year Bond Future	2	03/13/2019	2,803,580	(4,557)
Long Gilt Future	10	03/27/2019	1,620,219	(2,163)
S&P 500 (E-Mini) Future	78	03/15/2019	10,547,550	(243,160)
U.S. Treasury 2-Year Note Future	4	03/29/2019	849,312	(1,601)

Total				$(401,232)

Total futures contracts				$1,107,462

TBA Sale Commitments Outstanding at January 31, 2019

Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FNMA, 3.00%	$25,000	02/01/2034	$(25,034)	$(116)
FNMA, 3.50%	220,000	02/01/2049	(221,087)	(1,285)

Total (proceeds receivable $244,720)			$(246,121)	$(1,401)

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

At January 31, 2019, the aggregate market value of TBA Sale Commitments represents (0.1)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at January 31, 2019

Reference Entity	Counter- party	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CMBX.NA.AAA.6	DEUT USD	2,062,998	(0.50%)	05/11/63	Monthly	$—	$(16,650)	$(19,653)	$(3,003)
CMBX.NA.AAA.7	MSC USD	2,075,000	(0.50%)	01/17/47	Monthly	—	(16,763)	(23,974)	(7,211)
CMBX.NA.AAA.8	MSC USD	2,375,000	(0.50%)	10/17/57	Monthly	42,706	—	(29,296)	(72,002)
CMBX.NA.BBB-.7	MSC USD	410,000	(3.00%)	01/17/47	Monthly	25,361	—	21,338	(4,023)
CMBX.NA.BBB-.7	MSC USD	500,000	(3.00%)	01/17/47	Monthly	33,832	—	26,106	(7,726)
CMBX.NA.BBB-.8	MSC USD	500,000	(3.00%)	10/17/57	Monthly	45,054	—	37,326	(7,728)
CMBX.NA.BBB-.8	MSC USD	420,000	(3.00%)	10/17/57	Monthly	38,049	—	31,284	(6,765)

Total						$185,002	$(33,413)	$43,131	$(108,458)

Total traded indices						$185,002	$(33,413)	$43,131	$(108,458)

Credit default swaps on single-name issues:
Buy protection:
Japan Government	BOA USD	1,035,000	(1.00%)	12/20/22	Quarterly	$—	$(31,176)	$(34,161)	$(2,985)
Japan Government	BOA USD	1,035,000	(1.00%)	12/20/22	Quarterly	—	(30,980)	(34,161)	(3,181)
Japan Government	BOA USD	3,280,000	(1.00%)	12/20/22	Quarterly	—	(97,300)	(115,117)	(17,817)
Republic of Korea	GSC USD	2,000,000	(1.00%)	06/20/23	Quarterly	—	(48,039)	(61,305)	(13,266)
Republic of Korea	GSC USD	2,025,000	(1.00%)	06/20/23	Quarterly	—	(46,123)	(62,071)	(15,948)

Total						$—	$(253,618)	$(306,815)	$(53,197)

Credit default swaps on single-name issues:
Sell protection:
AK Steel Corp.	GSC USD	350,000	5.00%	12/20/23	Quarterly	$3,297	$—	$(39,689)	$(42,986)

Total single-name issues						$3,297	$(253,618)	$(346,504)	$(96,183)

Total OTC contracts						$188,299	$(287,031)	$(303,373)	$(204,641)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2019

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.30.V1	USD	8,725,000	(1.00%)	12/20/23	Quarterly	$414,500	$255,418	$(159,082)
CDX.NA.HY.31.V3	USD	269,500	(5.00%)	12/20/23	Quarterly	—	(17,471)	(17,471)

Total						$414,500	$237,947	$(176,553)

Credit default swaps on indices:
Sell protection:
CDX.NA.HY.27.V5	USD	3,528,000	5.00%	12/20/21	Quarterly	$81,911	$237,630	$155,719
CDX.NA.IG.31.V1	USD	4,175,000	1.00%	12/20/28	Quarterly	(97,230)	(47,494)	49,736

Total						$(15,319)	$190,136	$205,455

Total						$399,181	$428,083	$28,902

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

OTC Interest Rate Swap Contracts Outstanding at January 31, 2019

Counter -party	Payments made by Fund	Payments received by Fund	Notional Amount	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
BNP	3 Mo. ILS TELBOR	2.38% Fixed	ILS 4,750,000	03/20/29	Annual	$—	$ (287)	$49,259	$49,546
BNP	3 Mo. ILS TELBOR	2.10% Fixed	ILS 4,320,000	03/20/29	Annual	$—	$ —	$14,130	$14,130

Total						$—	$ (287)	$63,389	$63,676

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2019

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
3 Mo. USD LIBOR	1.85% Fixed	USD	1,500,000	11/30/21	Semi-Annual	$—	$—	$31,239	$ 31,239
3 Mo. USD LIBOR	2.00% Fixed	USD	375,000	03/21/23	Semi-Annual	1,461	—	6,266	4,805
3 Mo. USD LIBOR	2.95% Fixed	USD	208,000	06/18/23	Semi-Annual	—	—	(3,672)	(3,672)
3 Mo. USD LIBOR	3.00% Fixed	USD	1,052,000	04/30/25	Semi-Annual	5,161	—	(28,141)	(33,302)
3 Mo. USD LIBOR	2.79% Fixed	USD	1,083,000	09/30/25	Semi-Annual	—	—	(14,726)	(14,726)
3 Mo. USD LIBOR	2.83% Fixed	USD	288,000	12/21/28	Semi-Annual	—	—	(4,332)	(4,332)
3 Mo. USD LIBOR	2.88% Fixed	USD	50,000	12/31/48	Semi-Annual	—	—	(879)	(879)
3 Mo. USD LIBOR	2.87% Fixed	USD	25,000	01/28/49	Semi-Annual	—	—	(387)	(387)
3.00% Fixed	3 Mo. USD LIBOR	USD	417,000	09/13/28	Semi-Annual	900	—	(15,674)	(16,574)
8.05% Fixed	MXN-TIIE-Banxico-Bloomberg	MXN	29,600,000	09/06/28	Monthly	—	—	(43,576)	(43,576)
MXN-TIIE-Banxico-Bloomberg	8.41% Fixed	MXN	44,725,000	09/06/28	Monthly	20,678	—	(7,875)	(28,553)

Total						$28,200	$—	$ (81,757)	$ (109,957)

OTC Total Return Swap Contracts Outstanding at January 31, 2019

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Banks Long Custom Basket	GSC	USD	1,523,764	(1.00%)	01/31/20	Monthly	$ —	$ —	$ —	$ —
Banks Long Custom Basket	GSC	USD	42,351	(1.00%)	01/31/19	Monthly	14,474	—	20,923	6,449
DB U.S. Variance Risk Premium 5 Vega Index	DEUT	USD	19,940	—	04/30/19	Monthly	—	(514)	(543)	(29)
DB U.S. Variance Risk Premium 5 Vega Index	DEUT	USD	110,728	(1.00%)	06/28/19	Monthly	—	—	(163)	(163)
DB U.S. Variance Risk Premium 5 Vega Index	DEUT	USD	244,768	—	12/31/19	Monthly	—	—	(360)	(360)
iBoxx USD Liq Invest Grade Index	MSC	EUR	750,000	(1.00%)	06/20/19	Quarterly	137	—	—	(137)
iPath S&P 500 VIX Short-Term Futures ETN	MSC	USD	33,056	1.00%	01/31/20	Monthly	—	—	—	—
Japan Custom Basket	GSC	USD	435,035	1.00%	07/31/19	Monthly	—	(1)	338	339
Japan Custom Basket	GSC	USD	122,234	1.00%	07/31/19	Monthly	—	—	95	95
Japan Custom Basket	GSC	USD	1,127,597	1.00%	07/31/19	Monthly	—	—	—	—
Markit iBoxx USD Liquid Leveraged Loan Index	GSC	USD	455,000	(1.00%)	06/20/19	Quarterly	—	(451)	16,125	16,576
MSCI AC Asia Pacific Index	BNP	USD	5,508,144	1.00%	09/30/19	Monthly	—	(14,544)	(41,951)	(27,407)
Short Banks Basket	GSC	USD	1,528,837	1.00%	01/31/20	Monthly	—	—	—	—
UBSWMDRC	UBS	USD	1,087,339	1.00%	05/31/19	Monthly	—	—	(22)	(22)
UBSWMDRC	UBS	USD	1,238,434	1.00%	05/31/19	Monthly	746	—	721	(25)
UBWELCON	UBS	USD	222,721	1.00%	06/28/19	Monthly	—	—	—	—
UBWELCON	UBS	USD	381,817	1.00%	06/28/19	Monthly	—	(22)	(22)	—
UBWELCON	UBS	USD	17,361	1.00%	06/28/19	Monthly	80	—	(246)	(326)

Total							$ 15,437	$ (15,532)	$ (5,105)	$ (5,010)

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2019

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
878,000	AUD	627,357	USD	DEUT	02/07/19	$10,922	$—
215,000	AUD	153,892	USD	JPM	02/07/19	2,407	—
80,000	AUD	56,364	USD	NOM	02/07/19	1,794	—
58,000	AUD	41,344	USD	JPM	02/07/19	820	—
65,000	AUD	46,458	USD	MSC	02/07/19	795	—
50,000	AUD	35,750	USD	DEUT	02/07/19	599	—
58,000	AUD	41,721	USD	JPM	02/07/19	443	—
26,000	AUD	18,479	USD	BCLY	02/07/19	422	—
26,000	AUD	18,522	USD	JPM	02/07/19	379	—
49,000	AUD	35,243	USD	JPM	02/07/19	378	—
23,000	AUD	16,349	USD	JPM	02/07/19	372	—
13,000	AUD	9,232	USD	BCLY	02/07/19	219	—
20,000	AUD	14,366	USD	DEUT	02/07/19	174	—
13,000	AUD	9,277	USD	JPM	02/07/19	173	—
10,000	AUD	7,105	USD	BCLY	02/07/19	164	—
1,809,000	AUD	1,297,323	USD	DEUT	02/28/19	18,200	—
40,000	AUD	28,613	USD	UBS	02/28/19	475	—
25,000	AUD	18,236	USD	BNP	02/28/19	—	(55)
60,000	AUD	43,134	USD	BCLY	03/07/19	503	—
669,000	AUD	486,440	USD	MSC	03/07/19	110	—
1,285,000	BRL	332,041	USD	DEUT	02/04/19	20,193	—
3,970,000	BRL	1,069,504	USD	BCLY	02/04/19	18,721	—
300,000	BRL	77,954	USD	JPM	02/04/19	4,279	—
205,000	BRL	52,828	USD	JPM	02/04/19	3,365	—
180,000	BRL	47,739	USD	JPM	02/04/19	1,601	—
285,000	BRL	76,582	USD	DEUT	02/04/19	1,540	—
4,335,000	BRL	1,187,053	USD	MSC	02/04/19	1,223	—
3,425,000	BRL	937,868	USD	MSC	02/04/19	966	—
180,000	BRL	48,728	USD	BCLY	02/04/19	613	—
110,000	BRL	29,682	USD	BCLY	02/04/19	471	—
20,000	BRL	5,136	USD	BCLY	02/04/19	346	—
50,000	BRL	13,376	USD	MSC	02/04/19	329	—
703,000	BRL	192,503	USD	MSC	02/04/19	198	—
480,000	BRL	131,438	USD	DEUT	02/04/19	135	—
335,000	BRL	91,733	USD	HSBC	02/04/19	94	—
30,000	BRL	8,140	USD	BCLY	02/04/19	83	—
207,000	BRL	56,683	USD	MSC	02/04/19	58	—
20,000	BRL	5,425	USD	BCLY	02/04/19	57	—
150,000	BRL	41,074	USD	JPM	02/04/19	42	—
125,000	BRL	34,229	USD	BOA	02/04/19	35	—
1,000	BRL	254	USD	MSC	02/04/19	20	—
1,000	BRL	274	USD	BCLY	02/04/19	—	—
245,000	BRL	65,843	USD	MSC	03/06/19	1,190	—
45,000	BRL	12,033	USD	MSC	03/06/19	279	—
1,000	BRL	269	USD	BCLY	03/06/19	5	—
25,000	BRL	6,847	USD	UBS	03/06/19	—	(7)
215,000	BRL	58,912	USD	DEUT	03/06/19	—	(87)
265,000	CAD	198,624	USD	CIBC	02/07/19	3,090	—
55,000	CAD	41,290	USD	JPM	02/07/19	575	—
95,000	CAD	71,902	USD	BCLY	02/07/19	410	—
35,000	CAD	26,244	USD	JPM	02/07/19	398	—
55,000	CAD	41,562	USD	BOA	02/07/19	304	—
25,000	CAD	18,728	USD	DEUT	02/07/19	302	—
22,000	CAD	16,494	USD	JPM	02/07/19	252	—
40,000	CAD	30,207	USD	DEUT	02/07/19	240	—
48,000	CAD	36,305	USD	JPM	02/07/19	232	—
24,000	CAD	18,085	USD	JPM	02/07/19	183	—
25,000	CAD	18,848	USD	DEUT	02/07/19	181	—
25,000	CAD	18,852	USD	BOA	02/07/19	177	—
32,000	CAD	24,220	USD	JPM	02/07/19	138	—
10,000	CAD	7,494	USD	BCLY	02/07/19	118	—
10,000	CAD	7,496	USD	JPM	02/07/19	116	—
10,000	CAD	7,497	USD	DEUT	02/07/19	115	—
12,000	CAD	9,045	USD	JPM	02/07/19	90	—
13,000	CAD	9,813	USD	BCLY	02/07/19	83	—
22,000	CAD	16,746	USD	JPM	02/07/19	—	—
4,551,000	CAD	3,436,981	USD	BNP	02/28/19	28,836	—
90,000	CAD	67,836	USD	BOA	02/28/19	704	—

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

95,000	CAD	71,769	USD	BOA	02/28/19	$579	$—
55,000	CAD	41,906	USD	BNP	02/28/19	—	(21)
7,000	CHF	7,008	USD	JPM	02/07/19	36	—
7,000	CHF	7,051	USD	JPM	02/07/19	—	(8)
59,000	CHF	59,421	USD	BCLY	02/07/19	—	(52)
3,660,000	CHF	3,683,548	USD	BCLY	02/28/19	6,638	—
620,000	CHF	622,081	USD	CSFB	02/28/19	3,032	—
620,000	CHF	623,754	USD	DEUT	02/28/19	1,359	—
15,000	CHF	15,164	USD	GSC	03/07/19	—	(29)
10,600,000	CLP	15,407	USD	GSC	02/07/19	757	—
13,700,000	CLP	20,171	USD	BCLY	02/07/19	721	—
13,300,000	CLP	19,704	USD	UBS	02/07/19	578	—
7,000,000	CLP	10,367	USD	UBS	02/07/19	308	—
496,209,000	CLP	743,607	USD	MSC	02/28/19	13,115	—
14,100,000	CLP	21,143	USD	BCLY	03/07/19	360	—
8,100,000	CLP	12,416	USD	DEUT	03/07/19	—	(64)
2,291,000	CNH	331,084	USD	CBK	03/20/19	10,555	—
604,000	CNH	88,565	USD	BNP	03/20/19	1,504	—
604,000	CNH	88,582	USD	BNP	03/20/19	1,487	—
461,000	CNH	67,663	USD	HSBC	03/20/19	1,082	—
461,000	CNH	67,666	USD	HSBC	03/20/19	1,080	—
519,000	CNH	76,408	USD	GSC	03/20/19	987	—
518,000	CNH	76,267	USD	GSC	03/20/19	978	—
148,000	CNH	21,529	USD	CBK	03/20/19	541	—
369,000	CNH	54,496	USD	GSC	03/20/19	530	—
370,000	CNH	54,649	USD	GSC	03/20/19	526	—
725,000	CNY	107,575	USD	MSC	02/28/19	545	—
455,000	CNY	67,970	USD	GSC	02/28/19	—	(116)
196,900,000	COP	61,236	USD	UBS	02/07/19	2,159	—
113,500,000	COP	35,855	USD	BNP	02/07/19	688	—
189,900,000	COP	60,729	USD	DEUT	02/07/19	412	—
34,500,000	COP	10,984	USD	UBS	02/07/19	124	—
2,464,862,000	COP	780,835	USD	BNP	02/28/19	12,074	—
33,900,000	COP	10,708	USD	BCLY	03/07/19	195	—
52,500,000	COP	16,886	USD	DEUT	03/07/19	—	(2)
580,000	CZK	25,730	USD	CBK	02/07/19	48	—
810,000	CZK	36,402	USD	BNP	02/07/19	—	(402)
580,000	CZK	25,885	USD	MSC	03/07/19	—	(86)
3,964,000	DKK	602,490	USD	JPM	02/28/19	6,804	—
437,000	EUR	496,983	USD	CBK	02/07/19	3,499	—
437,000	EUR	497,112	USD	CBK	02/07/19	3,371	—
437,000	EUR	497,326	USD	CBK	02/07/19	3,157	—
211,000	EUR	240,431	USD	JPM	02/07/19	1,221	—
300,000	EUR	342,666	USD	CBK	02/07/19	915	—
7,000	EUR	7,994	USD	JPM	02/07/19	23	—
7,000	EUR	7,997	USD	JPM	02/07/19	20	—
7,000	EUR	8,001	USD	JPM	02/07/19	16	—
7,000	EUR	8,001	USD	JPM	02/07/19	15	—
7,000	EUR	8,034	USD	BCLY	02/07/19	—	(17)
11,000	EUR	12,629	USD	JPM	02/07/19	—	(31)
8,000	EUR	9,248	USD	JPM	02/07/19	—	(86)
37,000	EUR	42,478	USD	JPM	02/07/19	—	(103)
238,000	EUR	274,492	USD	BOA	02/07/19	—	(1,917)
2,532,000	EUR	2,874,959	USD	GSC	02/28/19	30,003	—
1,267,000	EUR	1,448,968	USD	BNP	02/28/19	4,661	—
291,000	EUR	333,460	USD	BOA	02/28/19	405	—
109,000	EUR	124,869	USD	JPM	02/28/19	187	—
183,000	EUR	210,405	USD	BNP	02/28/19	—	(449)
7,000	EUR	8,057	USD	JPM	03/07/19	—	(21)
451,000	EUR	518,837	USD	GSC	03/07/19	—	(1,070)
106,000	GBP	135,437	USD	MSC	02/07/19	3,643	—
81,000	GBP	103,494	USD	CSFB	02/07/19	2,783	—
45,000	GBP	57,585	USD	JPM	02/07/19	1,458	—
21,000	GBP	26,831	USD	DEUT	02/07/19	722	—
11,000	GBP	14,039	USD	JPM	02/07/19	394	—
14,000	GBP	18,002	USD	JPM	02/07/19	367	—

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

7,000	GBP	8,918	USD	JPM	02/07/19	$266	$—
7,000	GBP	8,923	USD	JPM	02/07/19	262	—
6,000	GBP	7,626	USD	JPM	02/07/19	246	—
6,000	GBP	7,656	USD	JPM	02/07/19	216	—
22,000	GBP	28,738	USD	MSC	02/07/19	127	—
6,000	GBP	7,866	USD	BCLY	02/07/19	6	—
1,828,000	GBP	2,398,702	USD	DEUT	02/07/19	—	(239)
167,000	GBP	218,971	USD	SGG	02/28/19	380	—
97,000	GBP	127,764	USD	DEUT	02/28/19	—	(356)
105,000	GBP	138,294	USD	BNP	02/28/19	—	(378)
4,240,000	GBP	5,586,136	USD	BNP	02/28/19	—	(16,984)
6,000	GBP	7,889	USD	JPM	03/07/19	—	(5)
276,000	GBP	363,647	USD	GSC	03/07/19	—	(989)
7,416,000	HKD	946,474	USD	HSBC	02/28/19	—	(211)
9,300,000	HUF	33,210	USD	BCLY	02/07/19	501	—
4,054,000	HUF	14,485	USD	MSC	02/07/19	210	—
38,746,000	HUF	141,074	USD	JPM	02/07/19	—	(626)
41,500,000	HUF	149,573	USD	BOA	02/28/19	1,088	—
19,700,000	HUF	71,654	USD	GSC	03/07/19	—	(98)
1,870,000,000	IDR	130,614	USD	MSC	02/07/19	3,117	—
9,976,015,000	IDR	706,067	USD	HSBC	02/28/19	5,464	—
1,562,000,000	IDR	111,843	USD	BCLY	03/06/19	—	(513)
600,000	ILS	162,997	USD	BNP	02/07/19	2,118	—
400,000	ILS	108,517	USD	BNP	02/07/19	1,559	—
323,000	ILS	87,516	USD	BNP	02/07/19	1,371	—
322,000	ILS	87,264	USD	BNP	02/07/19	1,348	—
230,000	ILS	62,354	USD	BNP	02/07/19	940	—
155,000	ILS	42,138	USD	CBK	02/07/19	517	—
75,000	ILS	20,391	USD	MSC	02/07/19	248	—
4,195,000	ILS	1,139,265	USD	UBS	02/28/19	16,685	—
1,460,000	ILS	400,741	USD	BNP	03/07/19	1,770	—
13,475,000	INR	188,916	USD	BCLY	02/07/19	406	—
13,475,000	INR	188,921	USD	MSC	02/07/19	401	—
6,400,000	INR	89,762	USD	JPM	02/07/19	158	—
2,050,000	INR	28,720	USD	MSC	02/07/19	83	—
3,150,000	INR	44,211	USD	DEUT	02/07/19	47	—
3,120,000	INR	43,826	USD	BCLY	02/07/19	9	—
6,380,000	INR	89,809	USD	DEUT	02/07/19	—	(170)
2,038,000	INR	29,081	USD	JPM	02/07/19	—	(447)
58,420,000	INR	815,352	USD	MSC	02/28/19	3,428	—
180,939,000	INR	2,536,042	USD	MSC	02/28/19	—	(107)
36,760,000	INR	516,728	USD	GSC	02/28/19	—	(1,521)
70,418,000	JPY	643,254	USD	BCLY	02/07/19	3,626	—
19,137,000	JPY	174,914	USD	JPM	02/07/19	884	—
9,500,000	JPY	86,961	USD	DEUT	02/07/19	309	—
3,300,000	JPY	30,172	USD	SSG	02/07/19	143	—
3,641,000	JPY	33,311	USD	JPM	02/07/19	136	—
2,400,000	JPY	21,912	USD	MSC	02/07/19	135	—
1,821,000	JPY	16,597	USD	JPM	02/07/19	132	—
1,815,000	JPY	16,564	USD	JPM	02/07/19	109	—
1,815,000	JPY	16,573	USD	JPM	02/07/19	100	—
1,815,000	JPY	16,662	USD	JPM	02/07/19	11	—
3,135,000	JPY	28,816	USD	MSC	02/07/19	—	(17)
2,200,000	JPY	20,251	USD	CBK	02/07/19	—	(41)
4,063,000	JPY	37,379	USD	JPM	02/07/19	—	(56)
1,100,000	JPY	10,163	USD	NOM	02/07/19	—	(58)
5,130,000	JPY	47,196	USD	JPM	02/07/19	—	(70)
3,807,000	JPY	35,182	USD	JPM	02/07/19	—	(210)
5,564,000	JPY	51,401	USD	JPM	02/07/19	—	(288)
15,900,000	JPY	146,833	USD	TDB	02/07/19	—	(771)
152,258,000	JPY	1,408,512	USD	MSC	02/07/19	—	(9,825)
456,772,000	JPY	4,207,871	USD	HSBC	02/07/19	—	(11,828)
522,155,000	JPY	4,759,932	USD	MSC	02/28/19	44,188	—
25,100,000	JPY	230,142	USD	SSG	02/28/19	792	—
5,700,000	JPY	52,218	USD	BOA	02/28/19	225	—
15,800,000	JPY	145,453	USD	BNP	02/28/19	—	(84)

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

155,920,000	KRW	139,519	USD	BNP	02/07/19	$640	$—
54,240,000	KRW	48,452	USD	MSC	02/07/19	305	—
33,900,000	KRW	30,332	USD	MSC	02/07/19	141	—
16,320,000	KRW	14,599	USD	MSC	02/07/19	72	—
12,420,000	KRW	11,108	USD	MSC	02/07/19	56	—
56,010,000	KRW	50,387	USD	BCLY	02/07/19	—	(38)
134,690,000	KRW	121,168	USD	DEUT	02/07/19	—	(93)
124,960,000	KRW	111,902	USD	MSC	02/28/19	492	—
78,640,000	KRW	70,748	USD	GSC	02/28/19	—	(16)
16,070,000	KRW	14,455	USD	DEUT	03/07/19	3	—
6,205,000	MXN	319,151	USD	BCLY	02/07/19	4,990	—
980,000	MXN	50,514	USD	JPM	02/07/19	680	—
620,000	MXN	31,995	USD	JPM	02/07/19	393	—
250,000	MXN	13,093	USD	DEUT	02/07/19	—	(33)
810,000	MXN	42,481	USD	BNP	02/07/19	—	(168)
660,000	MXN	34,716	USD	JPM	02/07/19	—	(239)
30,407,000	MXN	1,599,106	USD	CBK	02/28/19	—	(15,717)
70,000	MYR	17,071	USD	UBS	02/28/19	9	—
40,000	MYR	9,800	USD	GSC	02/28/19	—	(39)
4,461,000	NOK	521,669	USD	MSC	02/07/19	7,443	—
600,000	NOK	70,394	USD	JPM	02/07/19	771	—
180,000	NOK	21,058	USD	CSFB	02/07/19	292	—
142,000	NOK	16,553	USD	BCLY	02/07/19	289	—
270,000	NOK	31,754	USD	MSC	02/07/19	270	—
155,000	NOK	18,155	USD	BCLY	02/07/19	229	—
65,000	NOK	7,564	USD	JPM	02/07/19	146	—
81,000	NOK	9,512	USD	BCLY	02/07/19	95	—
65,000	NOK	7,620	USD	JPM	02/07/19	90	—
23,071,000	NOK	2,697,131	USD	BCLY	02/28/19	41,966	—
65,000	NOK	7,730	USD	JPM	03/07/19	—	(11)
65,000	NOK	7,732	USD	JPM	03/07/19	—	(12)
1,631,000	NOK	194,243	USD	MSC	03/07/19	—	(541)
305,000	NZD	203,769	USD	SSG	02/07/19	7,084	—
270,000	NZD	183,284	USD	BOA	02/07/19	3,373	—
140,000	NZD	94,959	USD	JPM	02/07/19	1,826	—
115,000	NZD	78,076	USD	JPM	02/07/19	1,425	—
60,000	NZD	40,491	USD	JPM	02/07/19	988	—
70,000	NZD	47,618	USD	NOM	02/07/19	775	—
38,000	NZD	25,619	USD	JPM	02/07/19	651	—
50,000	NZD	33,921	USD	CIBC	02/07/19	645	—
65,000	NZD	44,376	USD	NOM	02/07/19	559	—
30,000	NZD	20,216	USD	CSFB	02/07/19	523	—
50,000	NZD	34,186	USD	JPM	02/07/19	380	—
24,000	NZD	16,249	USD	BCLY	02/07/19	343	—
16,000	NZD	10,790	USD	JPM	02/07/19	272	—
14,000	NZD	9,443	USD	BCLY	02/07/19	236	—
11,000	NZD	7,406	USD	JPM	02/07/19	198	—
11,000	NZD	7,411	USD	BCLY	02/07/19	193	—
11,000	NZD	7,414	USD	JPM	02/07/19	190	—
11,000	NZD	7,454	USD	JPM	02/07/19	151	—
101,000	NZD	69,050	USD	MSC	02/28/19	807	—
40,000	NZD	27,329	USD	RBS	02/28/19	337	—
25,000	NZD	17,350	USD	BNP	02/28/19	—	(59)
280,000	NZD	191,358	USD	MSC	03/07/19	2,331	—
290,000	NZD	201,285	USD	GSC	03/07/19	—	(679)
640,000	PEN	191,818	USD	BNP	02/07/19	461	—
165,000	PEN	49,217	USD	DEUT	02/07/19	355	—
405,000	PEN	121,366	USD	HSBC	02/07/19	311	—
498,000	PEN	148,679	USD	BNP	02/28/19	848	—
505,000	PEN	151,574	USD	DEUT	03/07/19	17	—
74,084,000	PHP	1,407,237	USD	DEUT	02/28/19	11,358	—
145,000	PLN	38,524	USD	DEUT	02/07/19	438	—
125,000	PLN	33,281	USD	DEUT	02/07/19	307	—
60,000	PLN	15,959	USD	DEUT	02/07/19	163	—
45,000	PLN	11,938	USD	CBK	02/07/19	154	—
170,000	PLN	45,618	USD	MSC	02/07/19	61	—

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

123,000	PLN	32,991	USD	JPM	02/07/19	$59	$—
6,930,000	PLN	1,830,866	USD	JPM	02/28/19	32,397	—
480,000	PLN	129,380	USD	GSC	03/07/19	—	(295)
8,550,000	RUB	127,327	USD	GSC	02/07/19	3,340	—
8,380,000	RUB	124,870	USD	GSC	02/07/19	3,199	—
6,400,000	RUB	94,857	USD	JPM	02/07/19	2,952	—
6,820,000	RUB	101,413	USD	GSC	02/07/19	2,815	—
5,110,000	RUB	76,070	USD	JPM	02/07/19	2,025	—
2,550,000	RUB	37,907	USD	GSC	02/07/19	1,064	—
6,670,000	RUB	101,122	USD	GSC	02/07/19	814	—
2,530,000	RUB	37,896	USD	BCLY	02/07/19	769	—
2,440,000	RUB	36,631	USD	MSC	02/07/19	659	—
2,400,000	RUB	36,221	USD	MSC	02/07/19	458	—
950,000	RUB	14,282	USD	DEUT	02/07/19	236	—
109,292,000	RUB	1,648,770	USD	BOA	02/28/19	16,715	—
830,000	RUB	12,517	USD	MSC	03/07/19	119	—
22,451,000	RUB	342,262	USD	JPM	03/07/19	—	(460)
81,000	SEK	8,917	USD	BCLY	02/07/19	40	—
68,000	SEK	7,480	USD	BCLY	02/07/19	39	—
120,000	SEK	13,234	USD	BCLY	02/07/19	36	—
68,000	SEK	7,490	USD	BCLY	02/07/19	29	—
68,000	SEK	7,494	USD	JPM	02/07/19	25	—
68,000	SEK	7,505	USD	BCLY	02/07/19	14	—
68,000	SEK	7,507	USD	JPM	02/07/19	13	—
68,000	SEK	7,510	USD	JPM	02/07/19	10	—
68,000	SEK	7,510	USD	BCLY	02/07/19	9	—
68,000	SEK	7,513	USD	JPM	02/07/19	6	—
120,000	SEK	13,267	USD	CSFB	02/07/19	2	—
68,000	SEK	7,519	USD	JPM	02/07/19	—	—
95,000	SEK	10,510	USD	JPM	02/07/19	—	(5)
68,000	SEK	7,537	USD	JPM	02/07/19	—	(17)
68,000	SEK	7,542	USD	BCLY	02/07/19	—	(23)
68,000	SEK	7,543	USD	JPM	02/07/19	—	(24)
81,000	SEK	8,982	USD	BCLY	02/07/19	—	(25)
82,000	SEK	9,094	USD	JPM	02/07/19	—	(27)
50,000	SEK	5,566	USD	GSC	02/07/19	—	(37)
68,000	SEK	7,556	USD	JPM	02/07/19	—	(37)
68,000	SEK	7,557	USD	BCLY	02/07/19	—	(38)
100,000	SEK	11,096	USD	CBK	02/07/19	—	(39)
68,000	SEK	7,576	USD	JPM	02/07/19	—	(57)
68,000	SEK	7,593	USD	JPM	02/07/19	—	(74)
68,000	SEK	7,599	USD	JPM	02/07/19	—	(80)
68,000	SEK	7,621	USD	JPM	02/07/19	—	(102)
250,000	SEK	27,752	USD	DEUT	02/07/19	—	(108)
68,000	SEK	7,632	USD	JPM	02/07/19	—	(113)
86,000	SEK	9,636	USD	BCLY	02/07/19	—	(127)
330,000	SEK	36,626	USD	JPM	02/07/19	—	(135)
87,000	SEK	9,769	USD	BCLY	02/07/19	—	(148)
563,000	SEK	62,427	USD	MSC	02/07/19	—	(171)
103,000	SEK	11,578	USD	BCLY	02/07/19	—	(188)
85,000	SEK	9,590	USD	JPM	02/07/19	—	(191)
120,000	SEK	13,477	USD	CBK	02/07/19	—	(208)
103,000	SEK	11,621	USD	JPM	02/07/19	—	(231)
640,000	SEK	71,181	USD	DEUT	02/07/19	—	(411)
200,000	SEK	22,556	USD	BCLY	02/07/19	—	(441)
561,000	SEK	63,048	USD	MSC	02/07/19	—	(1,014)
18,234,000	SEK	2,014,714	USD	BNP	02/28/19	4,909	—
170,000	SGD	125,009	USD	JPM	02/07/19	1,283	—
224,000	SGD	165,150	USD	BOA	02/07/19	1,259	—
130,000	SGD	95,999	USD	JPM	02/07/19	578	—
70,000	SGD	51,504	USD	JPM	02/07/19	499	—
60,000	SGD	44,155	USD	CBK	02/07/19	419	—
15,000	SGD	11,071	USD	JPM	02/07/19	73	—
2,146,000	SGD	1,581,488	USD	MSC	02/28/19	13,624	—
594,000	SGD	441,593	USD	CBK	03/07/19	—	(4)
8,839,000	THB	276,946	USD	BCLY	02/07/19	6,011	—

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

3,520,000	THB	110,756	USD	JPM	02/07/19	$1,927	$—
340,000	THB	10,721	USD	JPM	02/07/19	163	—
300,000	THB	9,453	USD	SCB	02/07/19	150	—
250,000	THB	7,934	USD	JPM	02/07/19	69	—
2,091,000	TRY	383,803	USD	JPM	02/07/19	19,286	—
225,000	TRY	40,829	USD	GSC	02/07/19	2,545	—
662,000	TRY	123,076	USD	UBS	02/28/19	3,051	—
2,131,000	TRY	401,985	USD	BCLY	03/07/19	2,413	—
7,632,000	TWD	247,748	USD	MSC	02/11/19	859	—
18,822,000	TWD	612,297	USD	DEUT	02/11/19	816	—
2,060,000	TWD	66,990	USD	BCLY	02/11/19	113	—
9,130,000	TWD	297,326	USD	MSC	02/11/19	77	—
10,315,000	TWD	335,431	USD	UBS	02/27/19	855	—
6,490,000	TWD	212,022	USD	GSC	02/27/19	—	(438)
7,350,000	TWD	239,922	USD	DEUT	03/07/19	—	(135)
29,161	USD	40,000	AUD	MSC	02/07/19	82	—
7,968	USD	11,000	AUD	BCLY	02/07/19	—	(29)
16,687	USD	23,000	AUD	JPM	02/07/19	—	(33)
7,950	USD	11,000	AUD	JPM	02/07/19	—	(47)
7,941	USD	11,000	AUD	JPM	02/07/19	—	(56)
7,938	USD	11,000	AUD	BCLY	02/07/19	—	(59)
18,104	USD	25,000	AUD	BCLY	02/07/19	—	(71)
9,369	USD	13,000	AUD	BCLY	02/07/19	—	(81)
7,914	USD	11,000	AUD	JPM	02/07/19	—	(83)
9,367	USD	13,000	AUD	JPM	02/07/19	—	(84)
7,910	USD	11,000	AUD	JPM	02/07/19	—	(86)
10,814	USD	15,000	AUD	JPM	02/07/19	—	(91)
7,885	USD	11,000	AUD	BCLY	02/07/19	—	(111)
14,426	USD	20,000	AUD	JPM	02/07/19	—	(113)
486,229	USD	669,000	AUD	MSC	02/07/19	—	(114)
7,873	USD	11,000	AUD	BCLY	02/07/19	—	(124)
9,312	USD	13,000	AUD	JPM	02/07/19	—	(138)
9,310	USD	13,000	AUD	BCLY	02/07/19	—	(141)
7,102	USD	10,000	AUD	CBK	02/07/19	—	(168)
9,281	USD	13,000	AUD	JPM	02/07/19	—	(169)
11,463	USD	16,000	AUD	BCLY	02/07/19	—	(169)
11,427	USD	16,000	AUD	JPM	02/07/19	—	(205)
25,932	USD	36,000	AUD	JPM	02/07/19	—	(239)
18,644	USD	26,000	AUD	JPM	02/07/19	—	(257)
14,275	USD	20,000	AUD	DEUT	02/07/19	—	(264)
21,490	USD	30,000	AUD	MSC	02/07/19	—	(319)
39,514	USD	55,000	AUD	BCLY	02/07/19	—	(470)
39,231	USD	55,000	AUD	CBK	02/07/19	—	(752)
75,462	USD	105,000	AUD	MSC	02/07/19	—	(870)
93,399	USD	130,000	AUD	JPM	02/07/19	—	(1,108)
129,569	USD	180,000	AUD	BCLY	02/07/19	—	(1,285)
657,552	USD	905,000	AUD	SSG	02/28/19	—	(573)
2,449,781	USD	3,416,000	AUD	DEUT	02/28/19	—	(34,368)
65,651	USD	90,000	AUD	GSC	03/07/19	196	—
8,028	USD	11,000	AUD	JPM	03/07/19	28	—
8,008	USD	11,000	AUD	JPM	03/07/19	8	—
8,008	USD	11,000	AUD	JPM	03/07/19	8	—
274	USD	1,000	BRL	MSC	02/04/19	—	—
269	USD	1,000	BRL	BCLY	02/04/19	—	(5)
56,683	USD	207,000	BRL	BCLY	02/04/19	—	(58)
351,872	USD	1,285,000	BRL	DEUT	02/04/19	—	(362)
13,240	USD	50,000	BRL	DEUT	02/04/19	—	(466)
490,977	USD	1,793,000	BRL	BCLY	02/04/19	—	(506)
585,996	USD	2,140,000	BRL	BCLY	02/04/19	—	(603)
10,320	USD	40,000	BRL	MSC	02/04/19	—	(645)
10,230	USD	40,000	BRL	MSC	02/04/19	—	(734)
1,133,656	USD	4,140,000	BRL	BCLY	02/04/19	—	(1,168)
50,258	USD	190,000	BRL	BCLY	02/04/19	—	(1,823)
31,827	USD	125,000	BRL	BOA	02/04/19	—	(2,437)
88,876	USD	335,000	BRL	HSBC	02/04/19	—	(2,952)
188,381	USD	715,000	BRL	DEUT	02/04/19	—	(7,609)

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

220,637	USD	835,000	BRL	JPM	02/04/19	$—	$(8,247)
1,093,514	USD	4,305,000	BRL	MSC	02/04/19	—	(86,539)
1,067,376	USD	3,970,000	BRL	BCLY	03/06/19	—	(18,831)
7,582	USD	10,000	CAD	JPM	02/07/19	—	(30)
7,557	USD	10,000	CAD	JPM	02/07/19	—	(54)
7,558	USD	10,000	CAD	BCLY	02/07/19	—	(54)
7,548	USD	10,000	CAD	JPM	02/07/19	—	(64)
7,542	USD	10,000	CAD	JPM	02/07/19	—	(69)
9,825	USD	13,000	CAD	BCLY	02/07/19	—	(71)
9,044	USD	12,000	CAD	JPM	02/07/19	—	(91)
9,801	USD	13,000	CAD	BCLY	02/07/19	—	(94)
16,648	USD	22,000	CAD	BCLY	02/07/19	—	(98)
18,133	USD	24,000	CAD	BCLY	02/07/19	—	(135)
11,279	USD	15,000	CAD	DEUT	02/07/19	—	(138)
33,959	USD	45,000	CAD	JPM	02/07/19	—	(294)
59,565	USD	80,000	CAD	BNP	02/07/19	—	(1,330)
477,201	USD	634,000	CAD	BNP	02/07/19	—	(5,390)
1,323,722	USD	1,740,000	CAD	RBC	02/28/19	—	(1,376)
4,316,806	USD	5,716,000	CAD	BNP	02/28/19	—	(36,218)
22,861	USD	30,000	CAD	GSC	03/07/19	10	—
49,917	USD	49,000	CHF	JPM	02/07/19	611	—
17,117	USD	17,000	CHF	JPM	02/07/19	11	—
141,480	USD	140,000	CHF	MSC	02/28/19	325	—
136,379	USD	135,000	CHF	BNP	02/28/19	266	—
211,631	USD	210,000	CHF	MSC	02/28/19	—	(101)
2,205,097	USD	2,191,000	CHF	BCLY	02/28/19	—	(3,973)
59,578	USD	59,000	CHF	BCLY	03/07/19	48	—
6,338	USD	4,300,000	CLP	BCLY	02/07/19	—	(220)
19,059	USD	12,800,000	CLP	HSBC	02/07/19	—	(460)
22,768	USD	15,300,000	CLP	BCLY	02/07/19	—	(563)
40,428	USD	27,200,000	CLP	HSBC	02/07/19	—	(1,050)
121,542	USD	82,500,000	CLP	BCLY	02/07/19	—	(4,265)
12,556	USD	8,200,000	CLP	UBS	02/28/19	51	—
19,624	USD	13,100,000	CLP	MSC	02/28/19	—	(353)
513,438	USD	342,617,000	CLP	MSC	02/28/19	—	(9,055)
58,170	USD	390,000	CNH	GSC	03/20/19	12	—
34,884	USD	237,000	CNH	HSBC	03/20/19	—	(458)
157,507	USD	1,089,000	CNH	JPM	03/20/19	—	(4,887)
186,257	USD	1,289,000	CNH	JPM	03/20/19	—	(5,961)
1,238,481	USD	8,386,000	CNY	HSBC	02/28/19	—	(12,135)
54,095	USD	169,600,000	COP	HSBC	02/07/19	—	(510)
68,180	USD	214,700,000	COP	BCLY	02/07/19	—	(945)
236,016	USD	751,452,000	COP	BCLY	02/07/19	—	(5,924)
6,500	USD	20,200,000	COP	UBS	02/28/19	2	—
65,653	USD	207,246,000	COP	BNP	02/28/19	—	(1,015)
228,707	USD	725,000,000	COP	BNP	02/28/19	—	(4,515)
25,865	USD	580,000	CZK	MSC	02/07/19	87	—
35,973	USD	810,000	CZK	DEUT	02/07/19	—	(27)
1,212,644	USD	27,519,000	CZK	BOA	02/28/19	—	(11,107)
6,689	USD	150,000	CZK	GSC	03/07/19	16	—
33,881	USD	220,000	DKK	BNP	02/28/19	66	—
52,203	USD	340,000	DKK	NOM	02/28/19	—	(57)
2,062,246	USD	1,797,000	EUR	SSG	02/07/19	4,197	—
75,026	USD	65,000	EUR	CBK	02/07/19	584	—
36,946	USD	32,000	EUR	JPM	02/07/19	297	—
34,530	USD	30,000	EUR	JPM	02/07/19	172	—
17,241	USD	15,000	EUR	JPM	02/07/19	62	—
8,002	USD	7,000	EUR	JPM	02/07/19	—	(15)
7,976	USD	7,000	EUR	JPM	02/07/19	—	(41)
9,111	USD	8,000	EUR	BCLY	02/07/19	—	(51)
7,962	USD	7,000	EUR	DEUT	02/07/19	—	(55)
18,259	USD	16,000	EUR	JPM	02/07/19	—	(66)
18,237	USD	16,000	EUR	JPM	02/07/19	—	(87)
66,227	USD	58,000	EUR	CBK	02/07/19	—	(198)
33,004	USD	29,000	EUR	JPM	02/07/19	—	(209)
175,842	USD	154,000	EUR	JPM	02/07/19	—	(530)

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

182,073	USD	160,000	EUR	SGG	02/07/19	$—	$(1,170)
424,678	USD	372,000	EUR	SSG	02/07/19	—	(1,362)
295,947	USD	260,000	EUR	JPM	02/07/19	—	(1,823)
645,142	USD	565,000	EUR	BCLY	02/07/19	—	(1,935)
496,217	USD	437,000	EUR	CBK	02/07/19	—	(4,266)
1,985,752	USD	1,748,000	EUR	JPM	02/07/19	—	(16,179)
1,254,677	USD	1,090,000	EUR	DEUT	02/28/19	4,121	—
12,355,967	USD	10,882,000	EUR	GSC	02/28/19	—	(128,947)
88,104	USD	77,000	EUR	MSC	03/07/19	—	(295)
26,275	USD	20,000	GBP	JPM	02/07/19	33	—
6,581	USD	5,000	GBP	BCLY	02/07/19	21	—
18,370	USD	14,000	GBP	JPM	02/07/19	1	—
34,096	USD	26,000	GBP	JPM	02/07/19	—	(18)
32,764	USD	25,000	GBP	JPM	02/07/19	—	(38)
10,333	USD	8,000	GBP	CBK	02/07/19	—	(163)
46,982	USD	36,000	GBP	BCLY	02/07/19	—	(252)
8,928	USD	7,000	GBP	BCLY	02/07/19	—	(256)
25,589	USD	20,000	GBP	DEUT	02/07/19	—	(652)
42,456	USD	33,000	GBP	BCLY	02/07/19	—	(842)
91,864	USD	71,000	GBP	JPM	02/07/19	—	(1,293)
512,991	USD	392,000	GBP	JPM	02/07/19	—	(1,340)
88,871	USD	69,000	GBP	DEUT	02/07/19	—	(1,662)
512,473	USD	392,000	GBP	JPM	02/07/19	—	(1,858)
1,332,447	USD	1,042,000	GBP	BOA	02/07/19	—	(34,729)
3,976,170	USD	3,018,000	GBP	BNP	02/28/19	12,089	—
2,634,209	USD	2,006,000	GBP	BOA	02/28/19	—	(630)
2,402,138	USD	1,828,000	GBP	DEUT	03/07/19	187	—
59,978	USD	470,000	HKD	UBS	02/28/19	7	—
37,638	USD	295,000	HKD	BNP	02/28/19	—	(3)
5,322	USD	1,500,000	HUF	CBK	02/07/19	—	(115)
10,006	USD	2,800,000	HUF	BCLY	02/07/19	—	(144)
14,513	USD	4,100,000	HUF	CBK	02/07/19	—	(348)
75,341	USD	21,100,000	HUF	BNP	02/07/19	—	(1,143)
80,737	USD	22,600,000	HUF	CBK	02/07/19	—	(1,184)
907,831	USD	254,722,000	HUF	BNP	02/28/19	—	(16,910)
141,359	USD	38,746,000	HUF	JPM	03/07/19	621	—
7,229	USD	2,000,000	HUF	DEUT	03/07/19	—	(36)
112,116	USD	1,562,000,000	IDR	BCLY	02/07/19	411	—
21,826	USD	308,000,000	IDR	BCLY	02/07/19	—	(200)
9,766	USD	136,000,000	IDR	GSC	02/28/19	66	—
15,283	USD	216,000,000	IDR	MSC	02/28/19	—	(123)
15,708	USD	220,000,000	IDR	DEUT	03/06/19	28	—
17,731	USD	65,000	ILS	SSG	02/07/19	—	(156)
57,332	USD	210,000	ILS	BNP	02/07/19	—	(459)
46,098	USD	170,000	ILS	CBK	02/07/19	—	(684)
54,346	USD	200,000	ILS	MSC	02/07/19	—	(692)
400,044	USD	1,460,000	ILS	BNP	02/07/19	—	(1,736)
62,013	USD	225,000	ILS	BNP	02/28/19	13	—
99,352	USD	365,000	ILS	GSC	02/28/19	—	(1,225)
100,651	USD	365,000	ILS	GSC	03/07/19	23	—
86,669	USD	6,150,000	INR	BOA	02/07/19	262	—
34,475	USD	2,446,000	INR	MSC	02/07/19	109	—
8,427	USD	600,000	INR	DEUT	02/07/19	—	(3)
9,451,147	USD	674,311,000	INR	MSC	02/28/19	397	—
56,587	USD	4,040,000	INR	DEUT	03/07/19	10	—
629,101	USD	68,000,000	JPY	BOA	02/07/19	4,433	—
299,843	USD	32,500,000	JPY	JPM	02/07/19	1,289	—
46,270	USD	5,000,000	JPY	DEUT	02/07/19	339	—
29,695	USD	3,200,000	JPY	SCB	02/07/19	299	—
9,912	USD	1,068,000	JPY	JPM	02/07/19	101	—
7,606	USD	824,000	JPY	JPM	02/07/19	37	—
7,601	USD	825,000	JPY	JPM	02/07/19	22	—
7,594	USD	825,000	JPY	JPM	02/07/19	15	—
7,614	USD	828,000	JPY	JPM	02/07/19	7	—
7,577	USD	825,000	JPY	BCLY	02/07/19	—	(2)
7,581	USD	828,000	JPY	BCLY	02/07/19	—	(25)

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

7,534	USD	825,000	JPY	JPM	02/07/19	$—	$(45)
13,663	USD	1,500,000	JPY	BCLY	02/07/19	—	(116)
38,401	USD	4,200,000	JPY	CBK	02/07/19	—	(182)
54,776	USD	6,000,000	JPY	SSG	02/07/19	—	(342)
8,368,658	USD	918,025,000	JPY	MSC	02/28/19	—	(77,689)
522,263	USD	56,700,000	JPY	GSC	03/07/19	256	—
112,421	USD	12,300,000	JPY	CIBC	03/07/19	—	(818)
88,341	USD	98,200,000	KRW	BNP	02/07/19	68	—
83,213	USD	92,500,000	KRW	MSC	02/07/19	64	—
21,560	USD	24,380,000	KRW	MSC	02/07/19	—	(356)
49,893	USD	56,010,000	KRW	BCLY	02/07/19	—	(455)
67,710	USD	75,920,000	KRW	DEUT	02/07/19	—	(536)
52,273	USD	58,770,000	KRW	DEUT	02/07/19	—	(557)
51,012	USD	57,720,000	KRW	BNP	02/07/19	—	(874)
95,313	USD	106,530,000	KRW	BNP	02/28/19	—	(505)
2,462,985	USD	2,756,277,000	KRW	BCLY	02/28/19	—	(16,127)
139,623	USD	155,920,000	KRW	BNP	03/07/19	—	(655)
45,240	USD	870,000	MXN	GSC	02/07/19	—	(208)
58,803	USD	1,130,000	MXN	BCLY	02/07/19	—	(227)
1,549,934	USD	29,472,000	MXN	CBK	02/28/19	15,234	—
115,120	USD	2,200,000	MXN	BOA	02/28/19	559	—
26,711	USD	510,000	MXN	BNP	02/28/19	153	—
16,757	USD	320,000	MXN	BNP	02/28/19	93	—
37,142	USD	710,000	MXN	GSC	03/07/19	211	—
192,215	USD	795,000	MYR	UBS	02/28/19	—	(1,768)
193,991	USD	1,631,000	NOK	MSC	02/07/19	541	—
7,611	USD	64,000	NOK	JPM	02/07/19	20	—
12,227	USD	103,000	NOK	JPM	02/07/19	11	—
7,583	USD	64,000	NOK	JPM	02/07/19	—	(7)
9,593	USD	81,000	NOK	JPM	02/07/19	—	(14)
11,483	USD	97,000	NOK	JPM	02/07/19	—	(22)
7,566	USD	64,000	NOK	BCLY	02/07/19	—	(25)
9,578	USD	81,000	NOK	JPM	02/07/19	—	(29)
9,576	USD	81,000	NOK	BCLY	02/07/19	—	(32)
7,535	USD	64,000	NOK	BCLY	02/07/19	—	(56)
7,532	USD	64,000	NOK	JPM	02/07/19	—	(59)
9,188	USD	78,000	NOK	JPM	02/07/19	—	(64)
7,513	USD	64,000	NOK	JPM	02/07/19	—	(78)
7,511	USD	64,000	NOK	JPM	02/07/19	—	(80)
7,508	USD	64,000	NOK	BCLY	02/07/19	—	(83)
22,439	USD	190,000	NOK	BOA	02/07/19	—	(97)
9,510	USD	81,000	NOK	JPM	02/07/19	—	(98)
7,483	USD	64,000	NOK	JPM	02/07/19	—	(108)
7,479	USD	64,000	NOK	BCLY	02/07/19	—	(112)
7,476	USD	64,000	NOK	BCLY	02/07/19	—	(115)
9,488	USD	81,000	NOK	JPM	02/07/19	—	(119)
11,384	USD	97,000	NOK	BCLY	02/07/19	—	(121)
41,984	USD	355,000	NOK	JPM	02/07/19	—	(122)
11,324	USD	97,000	NOK	BCLY	02/07/19	—	(181)
16,583	USD	142,000	NOK	BCLY	02/07/19	—	(259)
16,819	USD	144,000	NOK	JPM	02/07/19	—	(261)
25,755	USD	220,000	NOK	JPM	02/07/19	—	(339)
28,092	USD	240,000	NOK	JPM	02/07/19	—	(374)
22,121	USD	190,000	NOK	CSFB	02/07/19	—	(414)
102,723	USD	870,000	NOK	JPM	02/07/19	—	(467)
60,898	USD	520,000	NOK	BCLY	02/07/19	—	(778)
105,770	USD	890,000	NOK	BNP	02/28/19	105	—
168,438	USD	1,430,000	NOK	CBK	02/28/19	—	(1,339)
2,240,731	USD	19,167,000	NOK	BCLY	02/28/19	—	(34,864)
41,610	USD	350,000	NOK	GSC	03/07/19	44	—
10,619	USD	90,000	NOK	BCLY	03/07/19	—	(69)
7,572	USD	11,000	NZD	BCLY	02/07/19	—	(32)
7,522	USD	11,000	NZD	JPM	02/07/19	—	(83)
9,559	USD	14,000	NZD	JPM	02/07/19	—	(120)
6,790	USD	10,000	NZD	JPM	02/07/19	—	(123)
10,934	USD	16,000	NZD	JPM	02/07/19	—	(127)

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

18,532	USD	27,000	NZD	JPM	02/07/19	$—	$(134)
7,464	USD	11,000	NZD	JPM	02/07/19	—	(140)
7,447	USD	11,000	NZD	JPM	02/07/19	—	(157)
17,085	USD	25,000	NZD	JPM	02/07/19	—	(198)
17,070	USD	25,000	NZD	JPM	02/07/19	—	(213)
17,030	USD	25,000	NZD	JPM	02/07/19	—	(253)
16,959	USD	25,000	NZD	JPM	02/07/19	—	(324)
18,323	USD	27,000	NZD	BCLY	02/07/19	—	(343)
35,521	USD	52,000	NZD	JPM	02/07/19	—	(428)
40,582	USD	60,000	NZD	BCLY	02/07/19	—	(897)
33,604	USD	50,000	NZD	CSFB	02/07/19	—	(962)
210,768	USD	308,000	NZD	BOA	02/07/19	—	(2,158)
295,986	USD	433,000	NZD	JPM	02/07/19	—	(3,356)
2,053,016	USD	3,050,000	NZD	MSC	02/07/19	—	(55,510)
69,128	USD	101,000	NZD	MSC	02/28/19	—	(729)
1,619,591	USD	2,369,000	NZD	MSC	02/28/19	—	(18,929)
7,617	USD	11,000	NZD	JPM	03/07/19	8	—
72,873	USD	245,000	PEN	BCLY	02/07/19	—	(733)
94,702	USD	318,000	PEN	BNP	02/07/19	—	(836)
159,773	USD	535,000	PEN	BNP	02/07/19	—	(960)
9,008	USD	30,000	PEN	UBS	02/28/19	—	—
11,910	USD	40,000	PEN	UBS	02/28/19	—	(100)
7,100	USD	370,000	PHP	GSC	02/28/19	15	—
11,223	USD	590,000	PHP	UBS	02/28/19	—	(74)
9,255	USD	35,000	PLN	MSC	02/07/19	—	(150)
25,733	USD	97,000	PLN	GSC	02/07/19	—	(331)
25,991	USD	98,000	PLN	GSC	02/07/19	—	(342)
116,720	USD	438,000	PLN	MSC	02/07/19	—	(973)
32,335	USD	120,000	PLN	BNP	02/28/19	71	—
5,020	USD	19,000	PLN	JPM	02/28/19	—	(89)
51,943	USD	195,000	PLN	DEUT	02/28/19	—	(486)
33,018	USD	123,000	PLN	JPM	03/07/19	—	(60)
343,550	USD	22,451,000	RUB	JPM	02/07/19	438	—
60,474	USD	4,030,000	RUB	GSC	02/07/19	—	(1,115)
60,430	USD	4,030,000	RUB	JPM	02/07/19	—	(1,159)
332,312	USD	22,289,000	RUB	GSC	02/07/19	—	(8,324)
21,460	USD	1,410,000	RUB	GSC	02/28/19	—	(27)
33,926	USD	2,250,000	RUB	UBS	02/28/19	—	(361)
1,449,349	USD	96,073,000	RUB	BOA	02/28/19	—	(14,693)
32,071	USD	2,110,000	RUB	DEUT	03/07/19	—	(52)
42,279	USD	375,000	SEK	JPM	02/07/19	812	—
42,479	USD	377,000	SEK	JPM	02/07/19	791	—
36,646	USD	325,000	SEK	JPM	02/07/19	709	—
42,828	USD	381,000	SEK	JPM	02/07/19	698	—
42,778	USD	381,000	SEK	JPM	02/07/19	648	—
36,685	USD	326,000	SEK	JPM	02/07/19	637	—
26,969	USD	239,000	SEK	JPM	02/07/19	541	—
41,430	USD	370,000	SEK	BCLY	02/07/19	516	—
24,608	USD	218,000	SEK	JPM	02/07/19	502	—
50,253	USD	450,000	SEK	BCLY	02/07/19	493	—
51,144	USD	460,000	SEK	CSFB	02/07/19	278	—
14,605	USD	130,000	SEK	CBK	02/07/19	229	—
6,742	USD	60,000	SEK	CBK	02/07/19	108	—
21,073	USD	190,000	SEK	BCLY	02/07/19	63	—
12,389	USD	112,000	SEK	JPM	02/07/19	4	—
4,094	USD	37,000	SEK	JPM	02/07/19	3	—
7,518	USD	68,000	SEK	BCLY	02/07/19	—	(2)
9,062	USD	82,000	SEK	BCLY	02/07/19	—	(6)
55,240	USD	500,000	SEK	CBK	02/07/19	—	(49)
46,513	USD	420,000	SEK	BNP	02/28/19	—	(7)
72,967	USD	660,000	SEK	CBK	02/28/19	—	(135)
196,796	USD	1,780,000	SEK	CBK	02/28/19	—	(359)
62,564	USD	563,000	SEK	MSC	03/07/19	168	—
6,648	USD	60,000	SEK	GSC	03/07/19	—	(1)
80,496	USD	730,000	SEK	JPM	03/07/19	—	(408)
441,308	USD	594,000	SGD	CBK	02/07/19	26	—

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

7,372	USD	10,000	SGD	MSC	02/07/19	$—	$(57)
22,204	USD	30,000	SGD	MSC	02/07/19	—	(83)
25,869	USD	35,000	SGD	MSC	02/07/19	—	(133)
63,250	USD	85,000	SGD	BNP	02/28/19	69	—
25,793	USD	35,000	SGD	MSC	02/28/19	—	(222)
103,562	USD	140,000	SGD	HSBC	02/28/19	—	(500)
22,326	USD	30,000	SGD	GSC	03/07/19	24	—
14,801	USD	20,000	SGD	MSC	03/07/19	—	(68)
34,187	USD	1,090,000	THB	CBK	02/07/19	—	(707)
60,752	USD	1,940,000	THB	JPM	02/07/19	—	(1,352)
4,428	USD	140,000	THB	JPM	02/28/19	—	(56)
31,079	USD	970,000	THB	JPM	03/07/19	5	—
10,109	USD	55,000	TRY	JPM	02/07/19	—	(494)
23,578	USD	130,000	TRY	CBK	02/07/19	—	(1,482)
408,316	USD	2,131,000	TRY	BCLY	02/07/19	—	(2,484)
56,568	USD	305,000	TRY	JPM	02/28/19	—	(1,542)
93,828	USD	495,000	TRY	GSC	03/07/19	—	(108)
19,506	USD	105,000	TRY	JPM	03/07/19	—	(420)
67,014	USD	2,060,000	TWD	BCLY	02/11/19	—	(89)
545,283	USD	16,762,000	TWD	MSC	02/11/19	—	(727)
610,390	USD	18,822,000	TWD	DEUT	02/11/19	—	(2,723)
970,212	USD	29,769,000	TWD	HSBC	02/27/19	—	(306)
968,020	USD	29,770,000	TWD	BCLY	02/27/19	—	(2,530)
1,935,631	USD	59,540,000	TWD	DEUT	02/27/19	—	(5,470)
247,998	USD	7,632,000	TWD	MSC	03/07/19	—	(989)
72,456	USD	995,000	ZAR	GSC	02/07/19	—	(2,501)
72,404	USD	995,000	ZAR	GSC	02/07/19	—	(2,554)
128,659	USD	1,790,000	ZAR	GSC	02/07/19	—	(6,190)
128,474	USD	1,790,000	ZAR	GSC	02/07/19	—	(6,374)
186,472	USD	2,611,000	ZAR	BCLY	02/07/19	—	(10,226)
66,830	USD	890,000	ZAR	GSC	03/07/19	1	—
229,975	USD	3,081,000	ZAR	GSC	03/07/19	—	(1,372)
910,000	ZAR	65,541	USD	GSC	02/07/19	3,013	—
910,000	ZAR	65,600	USD	GSC	02/07/19	2,954	—
630,000	ZAR	45,170	USD	JPM	02/07/19	2,291	—
960,000	ZAR	70,425	USD	GSC	02/07/19	1,896	—
530,000	ZAR	38,181	USD	BNP	02/07/19	1,747	—
3,081,000	ZAR	230,729	USD	GSC	02/07/19	1,375	—
440,000	ZAR	32,084	USD	CBK	02/07/19	1,063	—
350,000	ZAR	25,348	USD	BCLY	02/07/19	1,019	—
210,000	ZAR	15,108	USD	BCLY	02/07/19	712	—
160,000	ZAR	11,502	USD	BNP	02/07/19	552	—
6,225,000	ZAR	453,443	USD	CBK	02/28/19	14,379	—
170,000	ZAR	12,447	USD	JPM	03/07/19	318	—
Total						$666,729	$(899,515)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NOM	Nomura International
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
BADLAR	Buenos Aires Deposits of Large Amount Rate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPI	Consumer Price Index
FTSE	Financial Times and Stock Exchange
S&P	Standard & Poors
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets

Other Abbreviations:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
TBA	To Be Announced
TELBOR	Tel Aviv Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate

The Hartford Global All-Asset Fund

Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Asset & Commercial Mortgage Backed Securities	$9,167,330	$—	$9,067,330	$100,000
Corporate Bonds	6,680,455	—	6,680,455	—
Foreign Government Obligations	19,468,816	—	19,468,816	—
U.S. Government Agencies	4,571,498	—	4,571,498	—
U.S. Government Securities	11,197,177	—	11,197,177	—
Common Stocks
Argentina	57,487	57,487	—	—
Australia	2,039,631	656,752	1,382,879	—
Austria	662,635	—	662,635	—
Belgium	928,990	24,975	904,015	—
Bermuda	1,408,937	1,408,937	—	—
Brazil	94,386	94,386	—	—
British Virgin Islands	89,814	89,814	—	—
Canada	3,816,514	3,816,514	—	—
Cayman Islands	28,664	28,664	—	—
China	4,044,367	1,072,445	2,971,922	—
Colombia	8,564	8,564	—	—
Croatia	123,636	101,978	21,658	—
Czech Republic	68,353	—	68,353	—
Denmark	555,076	69,252	485,824	—
Estonia	224,145	—	224,145	—
Finland	788,429	564,204	224,225	—
France	5,682,484	166,782	5,515,702	—
Georgia	430,056	199,787	230,269	—
Germany	2,095,519	—	2,095,519	—
Greece	1,579,236	195,481	1,383,755	—
Hong Kong	1,248,050	26,732	1,221,318	—
Iceland	1,669,260	1,312,991	356,269	—
India	7,418,774	723,167	6,695,607	—
Indonesia	236,890	29,187	207,703	—
Ireland	2,161,177	1,248,983	912,194	—
Israel	52,880	52,880	—	—
Italy	536,689	—	536,689	—
Japan	14,542,857	55,450	14,487,407	—
Luxembourg	90,858	31,923	58,935	—
Malaysia	81,400	—	81,400	—
Mauritius	430,633	430,633	—	—
Mexico	99,640	99,640	—	—
Netherlands	2,537,086	538,854	1,998,232	—
New Zealand	717,655	90,479	627,176	—
Norway	215,463	—	215,463	—
Portugal	322,613	—	322,613	—
Romania	245,833	—	245,833	—
Russia	237,471	169,780	67,691	—
Singapore	285,106	139,564	145,542	—
Slovenia	262,430	—	262,430	—
South Africa	698,493	17,848	680,645	—
South Korea	1,134,388	44,956	1,089,432	—
Spain	1,188,702	447,248	741,454	—
Sweden	934,759	663,034	271,725	—
Switzerland	1,970,848	469,026	1,501,822	—
Taiwan	3,112,416	48,700	3,063,716	—
Thailand	22,804	22,804	—	—
United Arab Emirates	10,987	10,987	—	—
United Kingdom	8,283,746	2,455,414	5,828,332	—
United States	47,275,189	47,059,160	216,029	—
Convertible Bonds	481,693	—	481,693	—
Exchange-Traded Funds	17,320,243	17,202,817	117,426	—
Preferred Stocks	312,224	—	—	312,224

The Hartford Global All-Asset Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Short-Term Investments	20,015,106	20,015,106	—	—
Purchased Options	493,132	—	493,132	—
Foreign Currency Contracts(2)	666,729	—	666,729	—
Futures Contracts(2)	1,525,944	1,525,944	—	—
Swaps - Credit Default(2)	205,455	—	205,455	—
Swaps - Interest Rate(2)	99,720	—	99,720	—
Swaps - Total Return(2)	23,459	—	23,459	—

Total	$214,981,001	$103,489,329	$111,079,448	$412,224

Liabilities
Foreign Currency Contracts(2)	$(899,515)	$—	$(899,515)	$—
Futures Contracts(2)	(418,482)	(406,303)	(12,179)	—
Swaps - Credit Default(2)	(381,194)	—	(381,194)	—
Swaps - Interest Rate(2)	(146,001)	—	(146,001)	—
Swaps - Total Return(2)	(28,469)	—	(28,469)	—
TBA Sale Commitments	(246,121)	—	(246,121)	—
Written Options	(110,888)	—	(110,888)	—

Total	$(2,230,670)	$(406,303)	$(1,824,367)	$—

(1)	For the period ended January 31, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2019 is not presented.

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 58.7%
	Automobiles & Components - 0.1%
17,505	NOK Corp.	$282,721

	Banks - 1.6%
72,896	Banca Popolare dell’Emilia Romagna SC	247,039
56,446	Bank of Ireland Group plc	338,708
103,901	CaixaBank S.A.	392,953
41,087	HSBC Holdings plc	345,963
9,776	KB Financial Group, Inc.	420,049
79,750	Mitsubishi UFJ Financial Group, Inc.	427,772
303,095	Mizuho Financial Group, Inc.	497,487
51,035	Standard Chartered plc	411,603
14,335	Sumitomo Mitsui Financial Group, Inc.	533,290
12,930	Sumitomo Mitsui Trust Holdings, Inc.	489,780
173,466	Unicaja Banco S.A.(1)	203,471
37,174	UniCredit S.p.A.	429,749

		4,737,864

	Capital Goods - 1.6%
5,496	Advanced Drainage Systems, Inc.	140,148
1,977	AGCO Corp.	126,923
1,793	Altra Industrial Motion Corp.	54,884
43,506	Arconic, Inc.	818,783
832	Argan, Inc.	35,127
4,544	Beacon Roofing Supply, Inc.*	165,084
6,308	Caesarstone Ltd.(2)	97,017
21,810	Chiyoda Corp.	66,265
16,244	Cie de Saint-Gobain	560,548
3,730	CNK International Co., Ltd.*(3)(10)	—
2,357	Deere & Co.	386,548
785	Flowserve Corp.	34,571
5,276	Fortune Brands Home & Security, Inc.	239,003
851	Granite Construction, Inc.	36,780
889	Greenbrier Cos., Inc.	37,702
5,630	JELD-WEN Holding, Inc.*	100,439
18,790	JGC Corp.	288,287
2,655	Kubota Corp.	42,093
2,420	Middleby Corp.*	284,640
10,703	Milacron Holdings Corp.*	148,344
1,390	Owens Corning	72,822
2,079	Sterling Construction Co., Inc.*	27,526
8,519	Vinci S.A.(2)	749,590
38,347	Yellow Cake plc*(1)	120,806

		4,633,930

	Commercial & Professional Services - 0.3%
9,759	Adecco Group AG	489,033
4,310	Clean Harbors, Inc.*	255,195

		744,228

	Consumer Durables & Apparel - 0.2%
744	Century Communities, Inc.*	17,454
1,383	D.R. Horton, Inc.	53,176
2,696	Lennar Corp. Class A	127,844
1,052	Mohawk Industries, Inc.*	135,487
9,877	Skyline Champion Corp.	178,379
6,741	TRI Pointe Group, Inc.*	90,667

		603,007

	Diversified Financials - 0.6%
2,921	Berkshire Hathaway, Inc. Class B*	600,382
8,533	Julius Baer Group Ltd.*	342,960
43,317	UBS Group AG*	561,549
38,152	Uranium Participation Corp.*	138,793

		1,643,684

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Energy - 28.2%
79,903	Advantage Oil & Gas Ltd.*	$124,663
24,773	Alta Mesa Resources, Inc.*	23,733
8,365	Anadarko Petroleum Corp.	395,915
2,929	Antero Resources Corp.*	29,466
27,656	ARC Resources Ltd.(2)	199,956
13,728	Baker Hughes a GE Co.	323,569
366,367	BP plc	2,502,706
115,093	BP plc ADR	4,732,624
15,368	Cabot Oil & Gas Corp.	383,432
8,436	Cairn Energy plc*	20,700
9,525	Callon Petroleum Co.*	77,534
5,818	Caltex Australia Ltd.	113,718
34,150	Cameco Corp.	413,766
6,749	Canadian Natural Resources Ltd.	181,162
11,285	Centennial Resource Development, Inc. Class A*	148,623
18,122	Chevron Corp.	2,077,687
432,000	China Oilfield Services Ltd. Class H	428,088
1,622	China Petroleum & Chemical Corp. ADR	135,356
312,000	China Petroleum & Chemical Corp. Class H	260,893
71,500	China Shenhua Energy Co., Ltd. Class H	181,973
149,000	CNOOC Ltd.	249,042
6,384	CNOOC Ltd. ADR	1,067,979
6,153	Concho Resources, Inc.*	737,376
11,702	ConocoPhillips	792,108
296	Continental Resources, Inc.*	13,666
9,477	Devon Energy Corp.	252,562
7,234	DHT Holdings, Inc.	29,298
6,692	Diamondback Energy, Inc.	690,079
22,824	Enbridge, Inc.	834,064
79,665	Encana Corp.	548,095
232,558	Eni S.p.A.	3,943,212
81,787	Eni S.p.A. ADR	2,770,944
7,162	EOG Resources, Inc.	710,470
7,909	Equinor ASA ADR	180,167
2,912	Euronav N.V.*	22,655
172,984	Exxon Mobil Corp.	12,676,268
13,241	Falcon Minerals Corp.	106,193
12,622	Fugro N.V.*(2)	139,198
16,950	Galp Energia SGPS S.A.	264,835
266,895	Gazprom PJSC ADR	1,304,907
8,476	Green Plains, Inc.	120,444
3,101	Gulfport Energy Corp.*	26,017
15,503	Halliburton Co.	486,174
5,321	Hess Corp.	287,358
59,050	Inpex Corp.	567,613
11,521	Jagged Peak Energy, Inc.*(2)	121,316
17,455	Japan Petroleum Exploration Co., Ltd.	327,488
42,700	JXTG Holdings, Inc.	233,233
26,843	Karoon Gas Australia Ltd.*	16,533
20,588	Kosmos Energy Ltd*	105,616
3,357	Liberty Oilfield Services, Inc. Class A(2)	51,060
30,263	LUKOIL PJSC ADR	2,430,042
7,740	Lundin Petroleum AB	247,568
16,194	Marathon Petroleum Corp.	1,073,014
3,922	Neste Oyj	359,334
11,767	Noble Energy, Inc.	262,875
9,981	Occidental Petroleum Corp.	666,531
56,497	Painted Pony Energy Ltd.*(2)	58,047
4,317	Parsley Energy, Inc. Class A*	80,210
2,276	PDC Energy, Inc.*	74,129
6,400	Petroleo Brasileiro S.A.	51,853
108,941	Petroleo Brasileiro S.A. ADR	1,775,738
3,835	Phillips 66	365,897
3,094	Pioneer Natural Resources Co.	440,338
28,192	ProPetro Holding Corp.*	460,657

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

94,137	PTT PCL	$146,889
1	Repsol S.A.	11
3,098	Royal Dutch Shell plc Class A	96,039
110,954	Royal Dutch Shell plc Class A, ADR	6,849,190
102,645	Royal Dutch Shell plc Class B	3,186,988
80,907	Saipem S.p.A.*	384,633
23,030	Schlumberger Ltd.	1,018,156
145,685	Snam S.p.A.	695,694
11,667	SRC Energy, Inc.*	57,402
14,981	Suncor Energy, Inc.	484,186
192,701	Surgutneftegas PJSC ADR	797,665
2,864	Tallgrass Energy GP L.P.	68,249
3,851	Targa Resources Corp.	165,632
10,343	Tenaris S.A. ADR	258,265
201,788	Total S.A.	11,062,244
60,017	Total S.A. ADR	3,284,730
12,558	Tourmaline Oil Corp.	171,269
70,027	TransCanada Corp.	2,977,980
69,786	Trican Well Service Ltd.*	70,638
16,300	Ultrapar Participacoes S.A.	255,637
946	Valero Energy Corp.	83,078
2,955	Vermilion Energy, Inc.(2)	72,416
3,847	Viper Energy Partners L.P.	121,988
12,819	Williams Cos., Inc.	345,216
26,091	WPX Energy, Inc.*	319,876
37,938	YPF S.A. ADR	620,286

		84,372,124

	Food & Staples Retailing - 0.1%
99,628	J Sainsbury plc	373,052

	Food, Beverage & Tobacco - 0.5%
1,797	Adecoagro S.A.*	13,693
704	AGT Food & Ingredients, Inc.(2)	8,776
5,735	Archer-Daniels-Midland Co.	257,501
18,982	Astra Agro Lestari Tbk PT	19,033
8,245	Australian Agricultural Co., Ltd.*	6,421
18,855	BRF S.A.*	121,695
156,205	Bumitama Agri Ltd.	80,231
3,289	Bunge Ltd.	181,125
45,135	China Agri-Industries Holdings Ltd.	16,070
1,217	Darling Ingredients, Inc.*	25,886
39,415	First Resources Ltd.	50,106
608	Fresh Del Monte Produce, Inc.	19,444
1,562	Glanbia plc	29,849
61,850	Golden Agri-Resources Ltd.	11,672
2,600	GrainCorp Ltd. Class A	17,958
370	Hokuto Corp.	6,754
1,308	Ingredion, Inc.	129,492
15,010	IOI Corp. Bhd	17,084
1,340	Kernel Holding S.A.	18,433
8,005	Kuala Lumpur Kepong Bhd	48,233
1,997	MHP SE GDR	22,067
660	NH Foods Ltd.	26,117
1,451	Origin Enterprises plc	9,498
3,759	Pilgrim’s Pride Corp.*	76,157
336	Prima Meat Packers Ltd.	6,362
1,184	S&W Seed Co.*	2,771
12,540	Sao Martinho S.A.	66,152
765	Select Harvests Ltd.	3,352
4,782	Tate & Lyle plc	43,166
3,474	Tiger Brands Ltd.	72,845
330	Tyson Foods, Inc. Class A	20,434
43,935	Wilmar International Ltd.	108,816

		1,537,193

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Insurance - 0.5%
28,425	Assicurazioni Generali S.p.A.	$497,644
22,215	Dai-ichi Life Holdings, Inc.	360,705
579,778	Shin Kong Financial Holding Co., Ltd.	166,539
36,460	T&D Holdings, Inc.	452,617
25,582	Tongyang Life Insurance Co., Ltd.	113,173

		1,590,678

	Materials - 17.7%
79,149	Acacia Mining plc*	202,537
14,393	Agnico Eagle Mines Ltd.	626,021
1,582	Alcoa Corp.*	46,954
3,040	Allegheny Technologies, Inc.*	83,266
185,342	Alrosa PJSC*	279,445
111,210	Alumina Ltd.	197,784
161,680	Aluminum Corp. of China Ltd. Class H*	59,699
337	American Vanguard Corp.	5,904
59,284	Angang Steel Co., Ltd. Class H	44,596
13,228	Anglo American Platinum Ltd.	638,514
84,701	Anglo American plc	2,164,600
25,201	AngloGold Ashanti Ltd.	355,419
17,978	Antofagasta plc	205,523
49,853	ArcelorMittal	1,159,940
163,928	Barrick Gold Corp.	2,194,523
141,693	BHP Group Ltd.	3,617,833
20,634	BHP Group Ltd. ADR	1,056,254
89,691	BHP Group plc	2,003,939
32,985	BHP Group plc ADR	1,483,665
24,585	BlueScope Steel Ltd.	224,618
12,295	Boliden AB*	307,722
1,989	Buzzi Unicem S.p.A.	37,998
50,435	Centerra Gold, Inc.*	255,639
10,565	CF Industries Holdings, Inc.	461,162
590,800	China BlueChemical Ltd. Class H	192,616
159,740	China Molybdenum Co., Ltd. Class H	65,078
511,975	China Steel Corp.	426,889
109,280	China Zhongwang Holdings Ltd.	54,951
11,823	Cia de Minas Buenaventura S.A.A ADR	185,030
26,268	Cia Siderurgica Nacional S.A.*	73,463
3,942	Cleveland-Cliffs, Inc.	42,219
349	Daido Steel Co., Ltd.	14,589
21,852	Eldorado Gold Corp*(2)	81,945
64,175	Eregli Demir ve Celik Fabrikalari T.A.S.	105,403
5,361	Feng Hsin Steel Co., Ltd.	10,214
17,310	Fertilizantes Heringer S.A.*	18,795
45,238	First Quantum Minerals Ltd.	523,665
69,204	Fortescue Metals Group Ltd.	285,876
11,593	Franco-Nevada Corp.	899,330
87,441	Freeport-McMoRan, Inc.	1,017,813
14,202	Fresnillo plc	187,508
72,952	Gerdau S.A. ADR	315,882
514,024	Glencore plc*	2,090,187
172,530	Gold Fields Ltd.	700,129
53,832	Goldcorp, Inc.	602,253
170,464	Grupo Mexico S.A.B. de C.V. Class B	405,696
40,009	Harmony Gold Mining Co., Ltd.*	80,340
46,817	Hindalco Industries Ltd.	137,933
42,453	Hitachi Metals Ltd.	477,597
3,637	Hyundai Steel Co.	167,354
56,715	Impala Platinum Holdings Ltd.*	166,578
9,927	Industrias Penoles S.A.B. de C.V.	135,499
1,007	International Paper Co.	47,762
9,079	Intrepid Potash, Inc.*	28,236
2,446	Jastrzebska Spolka Weglowa S.A.*	44,974
22,834	JFE Holdings, Inc.	402,504
61,178	Jiangxi Copper Co., Ltd. Class H	77,778

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

9,113	Jindal Steel & Power Ltd.*	$17,407
23,184	JSR Corp.	374,849
33,749	JSW Steel Ltd.	130,807
987	K+S AG	19,222
6,640	KGHM Polska Miedz S.A.*	168,452
158,600	Kinross Gold Corp.*	531,740
12,315	Kobe Steel Ltd.	98,929
394	Korea Zinc Co., Ltd.	156,025
2,642	Kumba Iron Ore Ltd.	68,006
975	Kumiai Chemical Industry Co., Ltd.	6,060
13,450	Kyoei Steel Ltd.	219,598
9,326	LafargeHolcim Ltd.*	438,581
35,752	Lundin Mining Corp.	163,257
343	Martin Marietta Materials, Inc.	60,601
1,931	Maruichi Steel Tube Ltd.	62,024
4,877	Mitsubishi Materials Corp.	139,607
28,780	MMC Norilsk Nickel PJSC ADR	599,439
98,391	MMG Ltd.*	36,272
15,556	Mosaic Co.	502,148
48,405	Newcrest Mining Ltd.	861,163
46,907	Newmont Mining Corp.	1,599,998
33,088	Nippon Steel & Sumitomo Metal Corp.	612,734
57,764	Norsk Hydro ASA	267,795
22,401	Nucor Corp.	1,371,837
10,316	Nufarm Ltd.	46,894
7,207	Nutrien Ltd.	373,363
897	OCI N.V.*	18,969
5,607	Pacific Metals Co., Ltd.	150,717
727	Packaging Corp. of America	68,571
205,931	Petra Diamonds Ltd.*	88,971
4,556	Polyus PJSC GDR	190,287
3,281	POSCO	809,921
49,637	Press Metal Aluminium Holdings Bhd	52,470
132,785	Resolute Mining Ltd.	109,336
18,714	Rio Tinto Ltd.	1,189,943
52,810	Rio Tinto plc	2,921,561
34,847	Rio Tinto plc ADR	1,960,841
4,631	Salzgitter AG	139,915
35,505	SEMAFO, Inc.*	80,254
11,543	Severstal PJSC GDR	176,146
31,467	Shougang Fushan Resources Group Ltd.	6,694
84,600	Sinofert Holdings Ltd.*(2)	9,950
233,538	South32 Ltd.	597,421
11,850	Southern Copper Corp.	398,397
17,912	Steel Dynamics, Inc.	655,400
10,614	Sumitomo Metal Mining Co., Ltd.	306,988
15,029	Tata Steel Ltd.	101,201
33,980	Teck Resources Ltd. Class B	827,551
17,602	thyssenkrupp AG	312,824
31,625	Tokyo Steel Manufacturing Co., Ltd.	267,031
40,569	Turquoise Hill Resources Ltd.*	67,926
1,025	United States Steel Corp.	23,104
138,262	Vale S.A.	1,724,863
68,888	Vale S.A. ADR	856,967
63,602	Vedanta Ltd.	177,521
3,769	Vicat S.A.	188,477
5,169	voestalpine AG	165,180
2,215	Vulcan Materials Co.	225,155
108,393	Western Areas Ltd.	186,133
27,288	Wheaton Precious Metals Corp.	574,856
10,097	Yamato Kogyo Co., Ltd.	263,675
5,073	Yara International ASA	209,774
65,286	Zhaojin Mining Industry Co., Ltd. Class H	68,535
375,587	Zijin Mining Group Co., Ltd. Class H	140,954

		53,020,928

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Media & Entertainment - 0.2%
17,560	Comcast Corp. Class A	$642,169

	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
586	Aurora Cannabis, Inc.*(2)	4,148
5,388	Auxly Cannabis Group, Inc.*	3,896
445	Bayer AG	33,729
633	CannTrust Holdings, Inc.*	4,875
93	Canopy Growth Corp.*(2)	4,560
289	Cronos Group, Inc.*	5,688
1,624	Emerald Health Therapeutics, Inc.*	4,301
1,959	Genus plc	57,195
1,742	Green Organic Dutchman Holdings Ltd. UNIT*	4,667
32	GW Pharmaceuticals plc ADR*	4,568
850	HEXO Corp.*	4,819
54	Tilray, Inc.*	4,346

		136,792

	Real Estate - 0.8%
5,139	American Tower Corp. REIT	888,225
23,137	British Land Co. plc REIT	174,293
7,640	Equity LifeStyle Properties, Inc. REIT	808,923
6,527	Five Point Holdings LLC Class A*(2)	50,062
15,276	Land Securities Group plc REIT	173,724
13,100	Mitsubishi Estate Co., Ltd. REIT	232,021

		2,327,248

	Retailing - 0.1%
32,278	Vivo Energy plc(1)	54,994
15,635	Xebio Holdings Co., Ltd.	183,219

		238,213

	Semiconductors & Semiconductor Equipment - 0.1%
6,460	Tokyo Seimitsu Co., Ltd.	189,185

	Telecommunication Services - 1.3%
260,231	BT Group plc	793,549
45,360	China Mobile Ltd.	477,066
873,070	China Telecom Corp. Ltd. Class H	474,008
3,556,000	China Tower Corp. Ltd. Class H*(1)	763,650
457,990	China Unicom Hong Kong Ltd.	524,617
11,119	KT Corp.	285,817
26,031	NTT DOCOMO, Inc.	625,441

		3,944,148

	Transportation - 0.6%
285	AP Moller - Maersk A/S Class B	381,155
8,069	Canadian National Railway Co.	673,363
14,189	D/S Norden A/S*	198,286
1,733	Kirby Corp.*	129,819
270	Norfolk Southern Corp.	45,290
644,405	Pacific Basin Shipping Ltd.	127,958
99,011	PostNL N.V.	255,825
345	Union Pacific Corp.	54,879

		1,866,575

	Utilities - 4.2%
13,214	Avangrid, Inc.(2)	658,982
119,177	Beijing Enterprises Holdings Ltd.	677,489
188,153	Centrica plc	338,119
902,620	China Longyuan Power Group Corp. Ltd. Class H	675,704
15,300	Cia de Saneamento do Parana	310,472
65,278	CK Infrastructure Holdings Ltd.	527,047
72,077	E.ON SE	801,235
11,125	Edison International	633,791
115,647	Enel S.p.A.	698,961
63,671	Engie S.A.	1,020,730
51,499	ENN Energy Holdings Ltd.	493,240
224,316	Guangdong Investment Ltd.	428,372

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

1,824,878	Huaneng Renewables Corp. Ltd. Class H	$526,240
113,541	Iberdrola S.A.	938,389
4,117	Innogy SE*	176,241
51,110	National Grid plc	556,557
2,908	NextEra Energy Partners L.P.	116,785
3,582	NextEra Energy, Inc.	641,106
102,361	NTPC Ltd.	201,272
14,222	Osaka Gas Co., Ltd.	281,573
5,955	Sempra Energy	696,616
19,351	Severn Trent plc	508,490
13,013	UGI Corp.	742,131

		12,649,542

	Total Common Stocks (cost $175,094,280)	$175,533,281

Corporate Bonds - 0.9%
	Construction Materials - 0.1%
$ 150,000	Eagle Materials, Inc. 4.50%, 08/01/2026	149,194
125,000	Standard Industries, Inc. 5.38%, 11/15/2024(4)	124,063

		273,257

	Electric - 0.0%
100,000	Abu Dhabi National Energy Co. PJSC 6.25%, 09/16/2019(4)	101,742

	Home Builders - 0.2%
150,000	KB Home 7.50%, 09/15/2022	159,187
100,000	M/I Homes, Inc. 5.63%, 08/01/2025	92,000
100,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.63%, 03/01/2024(1)	98,000
100,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.88%, 06/15/2024	96,375

		445,562

	Iron/Steel - 0.0%
75,000	AK Steel Corp. 7.63%, 10/01/2021	72,375
75,000	United States Steel Corp. 6.65%, 06/01/2037	62,625

		135,000

	Mining - 0.2%
EUR 350,000	Anglo American Capital plc 1.63%, 09/18/2025(4)	390,641
$ 125,000	New Gold, Inc. 6.38%, 05/15/2025(1)	105,391
125,000	Teck Resources Ltd. 8.50%, 06/01/2024(1)	134,686

		630,718

	Oil & Gas - 0.3%
	Anadarko Petroleum Corp.
25,000	4.50%, 07/15/2044	22,601
50,000	6.45%, 09/15/2036	56,862
75,000	Carrizo Oil & Gas, Inc. 6.25%, 04/15/2023	74,062
250,000	Devon Energy Corp. 5.85%, 12/15/2025	272,411
50,000	Diamondback Energy, Inc. 4.75%, 11/01/2024	49,875
GBP 100,000	Gazprom OAO Via Gaz Capital S.A. 5.34%, 09/25/2020(4)	136,829
$ 75,000	Laredo Petroleum, Inc. 6.25%, 03/15/2023(2)	71,790

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 75,000	Noble Energy, Inc. 6.00%, 03/01/2041	$77,382
50,000	Occidental Petroleum Corp. 4.40%, 04/15/2046	51,484
53,000	Petrobras Global Finance B.V. 5.30%, 01/27/2025	52,966
150,000	Valero Energy Corp. 3.40%, 09/15/2026	142,968

		1,009,230

	Oil & Gas Services - 0.1%
200,000	Alpha Star Holding Ltd. 6.25%, 04/20/2022(4)	176,280

	Total Corporate Bonds (cost $2,814,942)	$2,771,789

Foreign Government Obligations - 1.1%
	Argentina - 0.1%
ARS 4,100,000	Argentina POM Politica Monetaria 56.47%, 06/21/2020(5)	120,727
	Argentine Republic Government International Bond
EUR 100,000	3.38%, 01/15/2023	97,005
125,000	5.00%, 01/15/2027(4)	113,744

		331,476

	Germany - 0.2%
$ 460,746	Deutsche Bundesrepublik Inflation Linked Bond 0.10%, 04/15/2026(4)(6)	575,543

	Greece - 0.0%
18,925,000	Hellenic Republic Government Bond 0.00%, 10/15/2042(5)	66,717

	Indonesia - 0.1%
250,000	Indonesia Government International Bond 2.63%, 06/14/2023(4)	302,058

	Japan - 0.3%
	Japanese Government CPI Linked Bond
JPY 98,970,300	0.10%, 03/10/2026(6)	937,238
4,237,548	0.10%, 03/10/2028(6)	40,136

		977,374

	Mexico - 0.4%
	Mexican Udibonos
MXN 16,493,651	2.00%, 06/09/2022(6)	802,026
4,008,457	4.00%, 11/08/2046(6)	197,992

		1,000,018

	Total Foreign Government Obligations (cost $3,437,587)	$3,253,186

U.S. Government Securities - 18.4%
	United States - 18.4%
	U.S. Treasury Bonds - 2.6%
$ 497,750	0.75%, 02/15/2045(6)	$458,993
104,421	0.88%, 02/15/2047(6)	98,913
117,020	1.00%, 02/15/2046(6)	114,396
570,437	1.75%, 01/15/2028(6)	617,164
986,215	2.38%, 01/15/2025(6)	1,081,803
626,710	2.38%, 01/15/2027(6)	704,073
938,037	3.63%, 04/15/2028(6)	1,170,971
3,246,094	2.00%, 01/15/2026(6)	3,521,457

		7,767,770

	U.S. Treasury Notes - 15.8%
$ 2,087,410	0.13%, 04/15/2021(6)(8)	$2,052,511
2,106,192	0.13%, 01/15/2022(6)	2,067,485
6,323,400	0.13%, 01/15/2023(6)	6,179,368
1,710,826	0.13%, 07/15/2024(6)	1,664,455
1,000,894	0.13%, 07/15/2026(6)	958,681

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 5,127,412	0.25%, 01/15/2025(6)	$4,988,245
2,033,595	0.38%, 07/15/2023(6)	2,013,240
1,515,937	0.38%, 07/15/2025(6)	1,488,006
1,319,180	0.38%, 01/15/2027(6)	1,279,038
951,199	0.38%, 07/15/2027(6)	923,245
909,278	0.50%, 01/15/2028(6)	886,297
2,257,562	0.63%, 07/15/2021(6)(8)	2,258,092
3,191,109	0.63%, 04/15/2023(6)	3,176,026
5,302,387	0.63%, 01/15/2024(6)(7)	5,287,251
2,309,427	0.63%, 01/15/2026(6)	2,290,663
6,731,621	0.75%, 07/15/2028(6)	6,731,709
1,304,216	1.25%, 07/15/2020(6)	1,314,481
1,652,062	1.38%, 01/15/2020(6)	1,654,514

		47,213,307

		54,981,077

	Total U.S. Government Securities (cost $55,275,831)	$54,981,077

Convertible Bonds - 0.0%
	Construction Materials - 0.0%
75,000	Cemex S.A.B. de C.V. 3.72%, 03/15/2020	73,815

Exchange-Traded Funds - 7.7%
	Investment Company Securities - 0.7%
88,647	Invesco Senior Loan ETF(2)	1,989,239

	Other Investment Pools & Funds - 7.0%
200,488	Energy Select Sector SPDR Fund	12,787,125
48,565	SPDR S&P Oil & Gas Exploration & Production ETF	1,483,175
297,406	VanEck Vectors Gold Miners ETF	6,748,142

		21,018,442

	Total Exchange-Traded Funds (cost $22,435,547)	$23,007,681

Preferred Stocks - 0.2%
	Materials - 0.1%
42,554	Gerdau S.A.	182,597

	Telecommunication Services - 0.0%
9,800	Telefonica Brasil S.A.	130,830

	Utilities - 0.1%
29,300	Cia Paranaense de Energia	283,665

	Total Preferred Stocks (cost $494,625)	$597,092

	Total Long-Term Investments (cost $259,629,499)	$260,217,921

Short-Term Investments - 18.6%
	Other Investment Pools & Funds - 17.5%
52,132,357	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(9)	52,132,357

	Securities Lending Collateral - 1.1%
166,509	Citibank NA DDCA, 2.39%, 2/1/2019(9)	166,509
1,849,624	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(9)	1,849,624
736,654	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(9)	736,654
101,055	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(9)	101,055
431,586	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(9)	431,586
44,751	Western Asset Institutional Government Class A Fund, Institutional Class, 2.25%(9)	$44,751

		3,330,179

	Total Short-Term Investments (cost $55,462,536)	$55,462,536

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Total Investments (cost $315,092,035)	105.6%	$315,680,457
Other Assets and Liabilities	(5.6)%	(16,672,133)

Total Net Assets	100.0%	$299,008,324

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

The Consolidated Schedule of Investments includes investments held by The Hartford Cayman Global Real-Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of January 31, 2019, the Fund invested 19.0% of its total assets in the Subsidiary.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $1,480,998, representing 0.5% of net assets.

(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(3)	Investment valued using significant unobservable inputs.
(4)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $1,920,900, representing 0.6% of net assets.

(5)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(6)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(7)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(8)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(9)	Current yield as of period end.
(10)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2019, the aggregate fair value of these securities was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

Futures Contracts Outstanding at January 31, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude Oil Future	19	02/28/2019	$1,155,960	$(133,605)
Brent Crude Oil Future	7	03/29/2019	426,510	(1,733)
Brent Crude Oil Future	7	04/25/2019	2,940	(28,856)
Brent Crude Oil Future	11	05/31/2019	670,890	15,463
Brent Crude Oil Future	12	10/31/2019	728,160	(9,491)
Coffee ‘C’ Future	8	03/19/2019	317,700	(54,635)
Coffee ‘C’ Future	4	07/19/2019	167,625	1,852
Copper Future	42	03/27/2019	2,923,725	68,550
Corn Future	21	03/14/2019	395,325	802
Corn Future	43	07/12/2019	844,413	(5,654)
Gasoline RBOB Future	8	02/28/2019	462,874	22,675
Gold 100oz Future	37	04/26/2019	4,903,240	136,273
KC Hard Red Winter Wheat Future	17	03/14/2019	424,150	(389)
KC Hard Red Winter Wheat Future	14	05/14/2019	356,125	(6,559)
KC Hard Red Winter Wheat Future	20	07/12/2019	519,000	(5,953)
LME Copper Future	14	03/20/2019	2,158,625	(4,617)
LME Copper Future	1	06/19/2019	154,500	5,766

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

LME Nickel Future	10	03/20/2019	$746,790	$82,368
LME Primary Aluminum Future	10	03/20/2019	477,875	(29,155)
LME Primary Aluminum Future	34	06/19/2019	1,633,275	(79,864)
LME Zinc Future	14	03/20/2019	958,475	100,116
LME Zinc Future	7	06/19/2019	472,850	45,486
LME Zinc Future	4	12/18/2019	262,100	10,588
Lean Hogs Future	28	04/12/2019	674,520	(56,959)
Live Cattle Future	9	06/28/2019	417,420	(4,535)
Low Sulphur Gas Oil Future	7	03/12/2019	407,575	12,884
NY Harbor ULSD Future	3	02/28/2019	236,552	28,330
Natural Gas Future	43	02/26/2019	1,210,020	(498,695)
Platinum Future	5	04/26/2019	206,175	4,115
Silver Future	3	03/27/2019	241,080	6,905
Soybean Future	7	03/14/2019	320,338	(3,266)
Soybean Future	12	07/12/2019	565,200	(3,702)
Soybean Meal Future	7	03/14/2019	217,000	(5,175)
Soybean Meal Future	11	05/14/2019	345,400	(2,503)
Soybean Oil Future	11	07/12/2019	203,214	9,534
Sugar No. 11 Future	34	02/28/2019	484,758	22,453
WTI Crude Future	22	02/20/2019	1,183,380	64,148
WTI Crude Future	2	03/20/2019	108,080	1,552

Total				$(295,486)

Short position contracts:
Brent Crude Oil Future	7	10/29/2021	$417,900	$3,824
Cattle Feeder Future	10	03/28/2019	712,750	13,461
Euro-Bund Future	2	03/07/2019	379,252	(2,371)
ICE NewCastle Coal Future	1	05/31/2019	98,850	11,438
ICE NewCastle Coal Future	1	06/28/2019	98,500	11,788
ICE NewCastle Coal Future	1	08/30/2019	98,250	9,588
ICE NewCastle Coal Future	1	09/27/2019	98,100	9,438
ICE Rotterdam Coal Future	1	08/30/2019	84,500	3,888
ICE Rotterdam Coal Future	1	09/27/2019	85,000	3,388
Iron Ore 62% Fe Future	1	06/28/2019	38,865	(4,547)
Japanese 10-Year Bond Future	1	03/13/2019	1,401,790	(2,279)
LME Copper Future	5	03/20/2019	770,938	(24,372)
LME Nickel Future	6	03/20/2019	448,074	(59,332)
LME Primary Aluminum Future	10	03/20/2019	477,875	185
LME Primary Aluminum Future	12	06/19/2019	576,450	8,656
LME Zinc Future	14	03/20/2019	958,475	(69,274)
LME Zinc Future	6	06/19/2019	405,300	(19,994)
Lean Hogs Future	22	07/15/2019	681,120	33,764
Live Cattle Future	12	04/30/2019	606,240	(5,061)
Mini-10-Year JGB Future	1	03/12/2019	140,243	(664)
Natural Gas Future	17	03/27/2019	470,050	(6,016)
Natural Gas Future	26	09/26/2019	745,160	(38,183)
U.S. Treasury 10-Year Note Future	79	03/20/2019	9,675,031	(146,903)
U.S. Treasury Ultra Bond Future	5	03/20/2019	805,625	(40,056)
WTI Crude Future	12	11/19/2021	638,040	2,841
Wheat Future	12	03/14/2019	309,900	(645)
Wheat Future	16	07/12/2019	421,600	36,878

Total				$(270,560)

Total futures contracts				$(566,046)

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at January 31, 2019

Reference Entity	Counter- party		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CMBX.NA.BBB-.7	GSC	USD	150,000	(3.00%)	01/17/47	Monthly	$8,490	$—	$7,807	$(683)
CMBX.NA.BBB-.8	GSC	USD	150,000	(3.00%)	10/17/57	Monthly	12,764	—	11,173	(1,591)

Total							$21,254	$—	$18,980	$(2,274)

Total traded indices							$21,254	$—	$18,980	$(2,274)

Credit default swaps on single-name issues:
Sell protection:
AK Steel Corp.	GSC	USD	75,000	5.00%	12/20/23	Quarterly	$706	$—	$(8,505)	$(9,211)

Total traded single-name issues							$706	$—	$(8,505)	$(9,211)

Total OTC contracts							$21,960	$—	$10,475	$(11,485)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2019

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.30.V1	USD	1,140,000	(1.00%)	12/20/23	Quarterly	$44,947	$33,373	$(11,574)

Total						$44,947	$33,373	$(11,574)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2019

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
MXN-TIIE-Banxico-Bloomberg	8.05% Fixed	MXN	3,430,000	09/06/28	Monthly	$—	$—	$(5,050)	$(5,050)
MXN-TIIE-Banxico-Bloomberg	8.41% Fixed	MXN	9,125,000	09/06/28	Monthly	3,337	—	(1,556)	(4,893)

Total						$3,337	$—	$(6,606)	$(9,943)

OTC Total Return Swap Contracts Outstanding at January 31, 2019

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Bloomberg Corn Subindex	JPM	USD	100,015	(0.12%)	05/31/19	Monthly	$—	$—	$—	$—
Bloomberg Roll Select Agriculture	SGG	USD	1,998,118	(0.18%)	05/31/19	Monthly	—	—	—	—
Bloomberg Roll Select Agriculture	SGG	USD	125,125	—	05/31/19	Monthly	—	—	—	—
Bloomberg Roll Select Agriculture	SGG	USD	114,198	(0.18%)	11/29/19	Monthly	—	—	—	—
Bloomberg Roll Select Energy	SGG	USD	367,030	(0.07%)	02/28/19	Monthly	—	—	—	—
Bloomberg Roll Select Energy	SGG	USD	628,949	(0.07%)	10/31/19	Monthly	—	—	—	—
Bloomberg Roll Select Energy	SGG	USD	1,149,370	(0.07%)	10/31/19	Monthly	—	—	—	—
Bloomberg Roll Select Industrial	SGG	USD	660,806	(0.11%)	06/28/19	Monthly	—	—	—	—

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Bloomberg Roll Select Industrial	SGG	USD	118,448	(0.11%)	11/29/19	Monthly	—	—	—	—
Bloomberg Roll Select Industrial	SGG	USD	763,461	(0.11%)	01/31/20	Monthly	—	—	—	—
Bloomberg Roll Select Industrial	SGG	USD	1,566,982	(0.11%)	01/31/20	Monthly	—	—	—	—
Bloomberg Roll Select Precious	SGG	USD	414,814	(0.09%)	07/31/19	Monthly	—	—	—	—
Bloomberg Roll Select Precious	SGG	USD	2,308,102	(0.09%)	07/31/19	Monthly	—	—	—	—
Bloomberg Roll Select Precious	SGG	USD	434,805	(0.09%)	02/28/19	Monthly	—	—	—	—
Bloomberg Roll Select Precious	SGG	USD	2,231,930	(0.09%)	02/28/19	Monthly	—	—	—	—
Bloomberg Roll Select Precious	SGG	USD	944,577	(0.15%)	06/28/19	Monthly	—	—	—	—
Bloomberg Roll Select Precious	SGG	USD	100,300	(0.09%)	11/29/19	Monthly	—	—	—	—
Bloomberg Roll Select Precious	SGG	USD	259,539	(0.09%)	11/29/19	Monthly	—	—	—	—
Bloomberg Roll Select Precious	SGG	USD	835,832	(0.09%)	01/31/20	Monthly	—	—	—	—
Bloomberg Silver Subindex	JPM	USD	322,865	(0.07%)	04/30/19	Monthly	—	—	—	—
Bloomberg Soybean Meal Subindex	MSC	USD	202,249	(0.40%)	06/28/19	Monthly	—	—	—	—
Bloomberg Soybean Meal Subindex	BCLY	USD	37,134	(0.35%)	02/28/19	Monthly	—	—	—	—
Bloomberg Wheat Subindex	BCLY	USD	171,151	—	04/30/19	Monthly	—	—	—	—
Markit iBoxx USD Liquid Leveraged Loan Index	GSC	USD	1,350,000	(2.79%)	06/20/19	Quarterly	—	(1,339)	47,843	49,182
Phys Uranium 308 Phys Spot	GSC	USD	447,410	—	06/24/19	Maturity	—	—	(12,783)	(12,783)
Phys Uranium 308 Phys Spot	GSC	USD	263,404	—	06/28/19	Maturity	—	—	(11,339)	(11,339)
S&P SPGCINP	GSC	USD	137,705	(0.10%)	05/31/19	Monthly	—	—	—	—
Silver Spot Index	GSC	USD	86,027	—	05/31/19	Maturity	—	—	9,038	9,038

Total							$—	$(1,339)	$32,759	$34,098

Foreign Currency Contracts Outstanding at January 31, 2019
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
10,000	AUD	7,172	USD	DEUT	02/28/19	$100	$—
1,000	BRL	254	USD	MSC	02/04/19	20	—
1,000	BRL	274	USD	BCLY	02/04/19	—	—
1,000	BRL	269	USD	BCLY	03/06/19	5	—
135,000	CHF	135,869	USD	BCLY	02/28/19	244	—
631,700,000	CLP	946,651	USD	MSC	02/28/19	16,696	—
5,373,200,000	COP	1,702,157	USD	BNP	02/28/19	26,321	—
18,000	EUR	20,438	USD	GSC	02/28/19	213	—
99,000	EUR	113,413	USD	JPM	02/28/19	170	—
2,250,000	GBP	2,964,341	USD	BNP	02/28/19	—	(9,013)
10,931,000,000	IDR	773,657	USD	HSBC	02/28/19	5,987	—
198,195,000	JPY	1,806,733	USD	MSC	02/28/19	16,773	—
31,560,000	MXN	1,659,742	USD	CBK	02/28/19	—	(16,313)
3,570,000	NOK	417,353	USD	BCLY	02/28/19	6,494	—
6,000	NZD	4,102	USD	MSC	02/28/19	48	—
2,515,000	PEN	750,858	USD	BNP	02/28/19	4,284	—
7,403,000	RUB	111,681	USD	BOA	02/28/19	1,132	—
160,000	THB	5,061	USD	JPM	02/28/19	64	—
6,000	TRY	1,116	USD	UBS	02/28/19	27	—
7,171	USD	10,000	AUD	DEUT	02/28/19	—	(101)
274	USD	1,000	BRL	MSC	02/04/19	—	—
269	USD	1,000	BRL	BCLY	02/04/19	—	(5)
2,266	USD	3,000	CAD	BNP	02/28/19	—	(19)
7,627,953	USD	6,718,000	EUR	GSC	02/28/19	—	(79,605)
142,288	USD	108,000	GBP	BNP	02/28/19	432	—
980,483	USD	107,557,000	JPY	MSC	02/28/19	—	(9,102)
269,445	USD	301,530,000	KRW	BCLY	02/28/19	—	(1,764)
830,187	USD	15,786,000	MXN	CBK	02/28/19	8,160	—
273,464	USD	400,000	NZD	MSC	02/28/19	—	(3,196)
11,164	USD	740,000	RUB	BOA	02/28/19	—	(113)
9,620,000	ZAR	700,742	USD	CBK	02/28/19	22,221	—
Total						$109,391	$(119,231)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

The Hartford Global Real Asset Fund (continued)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SGG	Societe Generale Group
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CMBX.NA	Markit Commercial Mortgage Backed North American
CPI	Consumer Price Index
S&P	Standard & Poors
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
OTC	Over-the-Counter
PJSC	Private Joint Stock Company

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
TIIE	Interbank Equilibrium Interest Rate

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$282,721	$—	$282,721	$—
Banks	4,737,864	—	4,737,864	—
Capital Goods	4,633,930	2,806,341	1,827,589	—
Commercial & Professional Services	744,228	255,195	489,033	—
Consumer Durables & Apparel	603,007	603,007	—	—
Diversified Financials	1,643,684	739,175	904,509	—
Energy	84,372,124	54,557,767	29,814,357	—
Food & Staples Retailing	373,052	—	373,052	—
Food, Beverage & Tobacco	1,537,193	993,426	543,767	—
Insurance	1,590,678	—	1,590,678	—
Materials	53,020,928	23,619,852	29,401,076	—
Media & Entertainment	642,169	642,169	—	—
Pharmaceuticals, Biotechnology & Life Sciences	136,792	103,063	33,729	—
Real Estate	2,327,248	1,747,210	580,038	—
Retailing	238,213	54,994	183,219	—
Semiconductors & Semiconductor Equipment	189,185	—	189,185	—
Telecommunication Services	3,944,148	—	3,944,148	—
Transportation	1,866,575	903,351	963,224	—
Utilities	12,649,542	4,003,938	8,645,604	—
Corporate Bonds	2,771,789	—	2,771,789	—
Foreign Government Obligations	3,253,186	—	3,253,186	—
U.S. Government Securities	54,981,077	—	54,981,077	—
Convertible Bonds	73,815	—	73,815	—
Exchange-Traded Funds	23,007,681	23,007,681	—	—
Preferred Stocks	597,092	597,092	—	—
Short-Term Investments	55,462,536	55,462,536	—	—
Foreign Currency Contracts(2)	109,391	—	109,391	—
Futures Contracts(2)	788,997	788,997	—	—
Swaps - Total Return(2)	58,220	—	58,220	—

Total	$316,637,065	$170,885,794	$145,751,271	$—

Liabilities
Foreign Currency Contracts(2)	$(119,231)	$—	$(119,231)	$—
Futures Contracts(2)	(1,355,043)	(1,326,187)	(28,856)	—
Swaps - Credit Default(2)	(23,059)	—	(23,059)	—
Swaps - Interest Rate(2)	(9,943)	—	(9,943)	—
Swaps - Total Return(2)	(24,122)	—	(24,122)	—

Total	$(1,531,398)	$(1,326,187)	$(205,211)	$—

(1)	For the period ended January 31, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2019 is not presented.

The Hartford Growth Allocation Fund

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 99.8%
	Domestic Equity Funds - 58.2%
3,494,416	Hartford Core Equity Fund, Class F		$101,198,301
1,529,691	Hartford Multifactor US Equity ETF		46,563,794
2,416,797	Hartford Quality Value Fund, Class F		43,961,539
2,387,997	Hartford Small Cap Value Fund, Class F		23,879,969
4,130,109	The Hartford Equity Income Fund, Class F		74,094,155
805,158	The Hartford Growth Opportunities Fund, Class F		30,942,230
1,188,456	The Hartford MidCap Fund, Class F		33,324,293

	Total Domestic Equity Funds (cost $360,056,887)		$353,964,281

	International/Global Equity Funds - 21.6%
1,179,903	Hartford Emerging Markets Equity Fund, Class F		10,465,736
1,528,307	Hartford Multifactor Developed Markets (ex-US) ETF		42,013,159
4,920,292	Hartford Schroders International Multi-Cap Value Fund, Class F		44,036,617
2,428,825	The Hartford International Opportunities Fund, Class F		34,707,916

	Total International/Global Equity Funds (cost $136,769,735)		$131,223,428

	Multi-Strategy Funds - 4.0%
2,735,314	The Hartford Global Real Asset Fund, Class F		24,043,406

	Total Multi-Strategy Funds (cost $24,494,730)		$24,043,406

	Taxable Fixed Income Funds - 16.0%
1,318,091	Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Class F		12,007,807
439,354	Hartford Short Duration ETF		17,613,702
366,562	Hartford Total Return Bond ETF		14,391,224
2,423,677	The Hartford Quality Bond Fund, Class F		23,558,137
746,864	The Hartford Strategic Income Fund, Class F		6,236,316
2,211,777	The Hartford World Bond Fund, Class F		23,378,487

	Total Taxable Fixed Income Funds (cost $98,645,471)		$97,185,673

	Total Affiliated Investment Companies (cost $619,966,823)		$606,416,788

	Total Long-Term Investments (cost $619,966,823)		$606,416,788

Short-Term Investments - 0.3%
	Other Investment Pools & Funds - 0.3%
1,566,069	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.29%(1)		1,566,069

	Total Short-Term Investments (cost $1,566,069)		$1,566,069

	Total Investments (cost $621,532,892)	100.1%	$607,982,857
	Other Assets and Liabilities	(0.1)%	(361,744)

	Total Net Assets	100.0%	$607,621,113

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

The Hartford Growth Allocation Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ETF	Exchange-Traded Fund

The Hartford Growth Allocation Fund

Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$606,416,788	$606,416,788	$—	$—
Short-Term Investments	1,566,069	1,566,069	—	—

Total	$607,982,857	$607,982,857	$—	$—

(1) For the period ended January 31, 2019, there were no transfers in and out of Level 3.

The Hartford Healthcare Fund

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.2%
	Biotechnology - 27.1%
115,777	Aimmune Therapeutics, Inc.*	$2,723,075
300,390	Alder Biopharmaceuticals, Inc.*	4,229,491
529,406	Alkermes plc*	17,401,575
143,415	Alnylam Pharmaceuticals, Inc.*	11,979,455
159,358	Arena Pharmaceuticals, Inc.*	7,325,687
211,815	Audentes Therapeutics, Inc.*	5,253,012
58,817	Biogen, Inc.*	19,631,938
147,667	Bluebird Bio, Inc.*	19,703,208
241,563	Calithera Biosciences, Inc.*	1,077,371
165,833	Celgene Corp.*	14,669,587
356,248	Clementia Pharmaceuticals, Inc.*(1)	4,841,410
842,151	Coherus Biosciences, Inc.*	11,335,352
394,543	CytomX Therapeutics, Inc.*	6,699,340
322,469	Forty Seven, Inc.*	4,737,070
343,134	G1 Therapeutics, Inc.*	7,339,636
71,209	Galapagos N.V.*	7,327,029
64,568	Genmab A/S*	9,412,328
237,978	Genus plc	6,948,053
230,664	Global Blood Therapeutics, Inc.*	11,051,112
474,574	GlycoMimetics, Inc.*	5,315,229
236,811	Heron Therapeutics, Inc.*	6,370,216
114,678	Incyte Corp.*	9,241,900
651,743	Ironwood Pharmaceuticals, Inc.*	8,902,809
457,189	Karyopharm Therapeutics, Inc.*(1)	3,872,391
60,301	Loxo Oncology, Inc.*	14,146,615
844,050	Momenta Pharmaceuticals, Inc.*	10,010,433
185,905	Neon Therapeutics, Inc.*	788,237
325,497	Nightstar Therapeutics plc ADR*	4,436,524
397,332	PhaseBio Pharmaceuticals, Inc.*	1,311,196
503,263	Portola Pharmaceuticals, Inc.*(1)	13,638,427
299,200	Ra Pharmaceuticals, Inc.*	6,142,576
159,421	Radius Health, Inc.*	2,912,622
1,621,062	Rigel Pharmaceuticals, Inc.*	3,501,494
508,029	Seattle Genetics, Inc.*	38,828,657
104,719	Spark Therapeutics, Inc.*	5,007,663
578,601	Syndax Pharmaceuticals, Inc.*	3,240,166
96,098	Ultragenyx Pharmaceutical, Inc.*	4,739,553
207,940	UroGen Pharma Ltd.*	8,612,875
195,656	Vertex Pharmaceuticals, Inc.*	37,352,687
94,527	Zealand Pharma A/S ADR*	1,384,821

		363,442,820

	Health Care Distributors - 1.1%
108,995	McKesson Corp.	13,978,609

	Health Care Equipment - 21.4%
921,976	Abbott Laboratories	67,285,808
216,194	AtriCure, Inc.*	6,691,204
132,762	Baxter International, Inc.	9,623,917
1,192,065	Boston Scientific Corp.*	45,477,280
289,925	Danaher Corp.	32,158,481
138,649	Edwards Lifesciences Corp.*	23,628,563
105,698	Globus Medical, Inc. Class A*	4,761,695
160,518	Koninklijke Philips N.V.	6,328,433
564,572	Medtronic plc	49,902,519
85,771	NuVasive, Inc.*	4,300,558
411,558	Smith & Nephew plc	7,753,221
80,250	Stryker Corp.	14,249,993
134,682	Zimmer Biomet Holdings, Inc.	14,755,760

		286,917,432

	Health Care Facilities - 3.8%
355,110	Acadia Healthcare Co., Inc.*	9,715,810
2,980,000	China Resources Medical Holdings Co., Ltd.	2,085,806

The Hartford Healthcare Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

244,616	HCA Healthcare, Inc.	$34,106,809
163,118	NMC Health plc	5,521,954

		51,430,379

	Health Care Services - 0.0%
6,707	Fresenius SE & Co. KGaA	347,758

	Health Care Technology - 2.1%
242,221	Cerner Corp.*	13,300,355
261,496	HMS Holdings Corp.*	7,842,265
108,721	Teladoc Health, Inc.*(1)	6,979,888

		28,122,508

	Life Sciences Tools & Services - 5.2%
17,100	Bio-Techne Corp.	2,983,266
50,673	ICON plc*	7,088,139
141,370	Syneos Health, Inc.*	7,215,525
6,041	Tecan Group AG	1,219,885
174,752	Thermo Fisher Scientific, Inc.	42,931,324
777,079	WuXi AppTec Co., Ltd. Class H*(2)	7,922,153

		69,360,292

	Managed Health Care - 12.9%
135,817	Anthem, Inc.	41,152,551
43,810	Humana, Inc.	13,536,852
49,089	Molina Healthcare, Inc.*	6,527,855
333,660	UnitedHealth Group, Inc.	90,154,932
74,544	WellCare Health Plans, Inc.*	20,609,925

		171,982,115

	Pharmaceuticals - 21.6%
250,923	Allergan plc	36,127,894
411,416	Amneal Pharmaceuticals, Inc.*	5,052,188
197,760	Assembly Biosciences, Inc.*	4,504,973
837,479	AstraZeneca plc ADR	30,634,982
888,798	Bristol-Myers Squibb Co.	43,879,957
105,090	Chugai Pharmaceutical Co., Ltd.	6,205,190
173,300	Daiichi Sankyo Co., Ltd.	6,011,408
201,288	Dermira, Inc.*	1,328,501
237,270	Eisai Co., Ltd.	18,423,181
68,675	Elanco Animal Health, Inc.*(1)	2,003,937
376,684	Eli Lilly & Co.	45,149,344
41,595	Evolus, Inc.*(1)	680,078
57,993	Hikma Pharmaceuticals plc	1,226,895
55,672	Intersect ENT, Inc.*	1,651,788
81,665	Kala Pharmaceuticals, Inc.*	451,607
181,798	Laboratorios Farmaceuticos Rovi S.A.	3,849,589
413,857	Medicines Co.*(1)	9,564,235
933,434	MediWound Ltd.*	4,536,489
432,001	Mylan N.V.*	12,938,430
178,425	MyoKardia, Inc.*	7,383,227
104,681	Novartis AG	9,138,731
105,515	ObsEva S.A.*	1,336,875
334,760	Ono Pharmaceutical Co., Ltd.	7,313,185
312,314	Revance Therapeutics, Inc.*	5,393,663
3,327,150	Sino Biopharmaceutical Ltd.	2,814,565
100,750	Takeda Pharmaceutical Co., Ltd.	4,067,604
195,998	Teva Pharmaceutical Industries Ltd. ADR*	3,890,560
88,340	Tricida, Inc.*	1,938,180
130,663	UCB S.A.	11,322,353

		288,819,609

	Total Common Stocks (cost $1,101,574,658)	$1,274,401,522

	Total Long-Term Investments (cost $1,101,574,658)	$1,274,401,522

The Hartford Healthcare Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Short-Term Investments - 4.5%
	Other Investment Pools & Funds - 2.4%
32,785,488	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(3)		$32,785,488

	Securities Lending Collateral - 2.1%
1,392,729	Citibank NA DDCA, 2.39%, 2/1/2019(3)		1,392,729
15,470,788	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(3)		15,470,788
6,161,586	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(3)		6,161,586
845,251	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(3)		845,251
3,609,908	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(3)		3,609,908
374,314	Western Asset Institutional Government Class A Fund, Institutional Class, 2.25%(3)		374,314

			27,854,576

	Total Short-Term Investments (cost $60,640,064)		$60,640,064

	Total Investments (cost $1,162,214,722)	99.7%	$1,335,041,586
	Other Assets and Liabilities	0.3%	4,024,866

	Total Net Assets	100.0%	$1,339,066,452

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of this security was $7,922,153, representing 0.6% of net assets.

(3)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account

The Hartford Healthcare Fund

Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$363,442,820	$346,703,463	$16,739,357	$—
Health Care Distributors	13,978,609	13,978,609	—	—
Health Care Equipment	286,917,432	272,835,778	14,081,654	—
Health Care Facilities	51,430,379	43,822,619	7,607,760	—
Health Care Services	347,758	—	347,758	—
Health Care Technology	28,122,508	28,122,508	—	—
Life Sciences Tools & Services	69,360,292	68,140,407	1,219,885	—
Managed Health Care	171,982,115	171,982,115	—	—
Pharmaceuticals	288,819,609	222,296,497	66,523,112	—
Short-Term Investments	60,640,064	60,640,064	—	—

Total	$1,335,041,586	$1,228,522,060	$106,519,526	$—

(1) For the period ended January 31, 2019, there were no transfers in and out of Level 3.

The Hartford High Yield Fund
Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 0.0%
	Asset-Backed - Finance & Insurance - 0.0%
$ 920,000	Soundview NIM Trust 8.25%, 12/25/2036(1)(2)(3)(4)	$—

	Total Asset & Commercial Mortgage Backed Securities (cost $915,921)	$—

Corporate Bonds - 89.5%
	Advertising - 0.3%
810,000	Lamar Media Corp. 5.75%, 02/01/2026(1)(5)	838,836

	Aerospace/Defense - 1.3%
	DAE Funding LLC
430,000	4.50%, 08/01/2022(1)	424,625
865,000	5.00%, 08/01/2024(1)	850,295
2,780,000	TransDigm, Inc. 6.25%, 03/15/2026(1)(5)	2,821,700

		4,096,620

	Biotechnology - 0.1%
430,000	Sotera Health Topco, Inc. (8.13% Cash, 8.88% PIK) 8.13%, 11/01/2021(1)(6)	428,925

	Chemicals - 1.4%
	CF Industries, Inc.
170,000	4.95%, 06/01/2043	140,939
945,000	5.15%, 03/15/2034	869,400
270,000	5.38%, 03/15/2044	234,643
	Chemours Co.
1,117,000	6.63%, 05/15/2023	1,154,699
1,560,000	7.00%, 05/15/2025	1,628,250
645,000	Starfruit Finco B.V. / Starfruit US Holdco LLC 8.00%, 10/01/2026(1)	643,387

		4,671,318

	Coal - 1.0%
1,615,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021	646,000
1,920,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(1)	1,646,400
855,000	Peabody Energy Corp. 6.38%, 03/31/2025(1)	825,075

		3,117,475

	Commercial Banks - 4.3%
	Banco Bilbao Vizcaya Argentaria S.A.
1,600,000	5 year USD Swap + 3.870%, 6.13%, 11/16/2027(7)(8)	1,410,000
EUR 800,000	5 year EUR Swap + 6.155%, 7.00%, 02/19/2019(7)(8)(9)	917,973
800,000	5 year EUR Swap + 9.177%, 8.88%, 04/14/2021(7)(8)(9)	1,020,983
1,600,000	Banco de Sabadell S.A. 5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(7)(8)(9)	1,773,371
	BNP Paribas S.A.
$ 535,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(1)(7)(8)	470,131
1,050,000	5 year USD Swap + 6.314%, 7.63%, 03/30/2021(1)(7)(8)	1,105,367
	Credit Agricole S.A.
395,000	5 year USD Swap + 4.898%, 7.88%, 01/23/2024(1)(7)(8)	414,226
505,000	5 year USD Swap + 6.185%, 8.13%, 12/23/2025(1)(7)(8)	547,294
2,460,000	Credit Suisse Group AG 5 year USD Swap + 3.455%, 6.25%, 12/18/2024(7)(8)(9)	2,432,118
1,860,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(1)	1,706,550
725,000	Intesa Sanpaolo S.p.A. 5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(7)(8)	664,281
365,000	UniCredit S.p.A. 6.57%, 01/14/2022(1)	372,874

The Hartford High Yield Fund
Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 1,415,000	5 year USD Swap + 5.180%, 8.00%, 06/03/2024(7)(8)(9)	$1,294,391

		14,129,559

	Commercial Services - 3.4%
383,000	ACE Cash Express, Inc. 12.00%, 12/15/2022(1)	357,148
	APX Group, Inc.
1,245,000	7.63%, 09/01/2023	1,027,125
1,095,000	7.88%, 12/01/2022	1,059,412
1,180,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, 04/01/2023	1,174,100
1,640,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(1)	1,465,750
1,720,000	Garda World Security Corp. 8.75%, 05/15/2025(1)	1,595,300
	Herc Rentals, Inc.
774,000	7.50%, 06/01/2022(1)	809,797
1,364,000	7.75%, 06/01/2024(1)	1,452,660
460,000	Service Corp. International 4.63%, 12/15/2027	448,500
	United Rentals North America, Inc.
560,000	4.63%, 10/15/2025	537,320
1,025,000	5.88%, 09/15/2026	1,040,375

		10,967,487

	Construction Materials - 1.1%
1,650,000	Cemex Finance LLC 6.00%, 04/01/2024(1)	1,681,367
1,760,000	Standard Industries, Inc. 5.38%, 11/15/2024(1)	1,746,800

		3,428,167

	Distribution/Wholesale - 0.1%
420,000	American Builders & Contractors Supply Co., Inc. 5.75%, 12/15/2023(1)	431,550

	Diversified Financial Services - 4.9%
735,000	Fly Leasing Ltd. 5.25%, 10/15/2024	683,550
1,625,000	goeasy Ltd. 7.88%, 11/01/2022(1)	1,702,188
	Navient Corp.
560,000	5.50%, 01/25/2023	540,400
340,000	5.63%, 08/01/2033	259,250
1,764,000	5.88%, 10/25/2024	1,658,160
1,330,000	6.13%, 03/25/2024	1,272,644
1,106,000	6.50%, 06/15/2022	1,129,834
856,000	7.25%, 09/25/2023	870,980
	Springleaf Finance Corp.
525,000	5.25%, 12/15/2019	528,281
820,000	6.13%, 05/15/2022	842,894
575,000	6.88%, 03/15/2025	549,844
705,000	7.75%, 10/01/2021	742,013
1,935,000	8.25%, 12/15/2020	2,065,613
2,535,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(1)	2,503,312
535,000	Vantiv LLC / Vantiv Issuer Corp. 4.38%, 11/15/2025(1)	513,589

		15,862,552

	Electric - 0.8%
2,570,000	AES Corp. 5.13%, 09/01/2027	2,621,400

	Entertainment - 2.2%
1,370,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(1)	1,282,662
	Eldorado Resorts, Inc.
1,605,000	6.00%, 04/01/2025	1,614,229

The Hartford High Yield Fund
Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 255,000	6.00%, 09/15/2026(1)	$254,363
1,920,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(1)	2,016,576
2,170,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(1)	2,039,800

		7,207,630

	Environmental Control - 0.8%
2,551,000	Tervita Escrow Corp. 7.63%, 12/01/2021(1)	2,506,358

	Food - 2.0%
	Post Holdings, Inc.
2,660,000	5.00%, 08/15/2026(1)	2,514,232
1,395,000	5.63%, 01/15/2028(1)	1,337,442
990,000	5.75%, 03/01/2027(1)	970,012
1,870,000	TreeHouse Foods, Inc. 4.88%, 03/15/2022	1,855,975

		6,677,661

	Gas - 0.2%
640,000	AmeriGas Partners L.P. / AmeriGas Finance Corp. 5.50%, 05/20/2025	627,200

	Healthcare-Products - 1.7%
2,990,000	Avantor, Inc. 6.00%, 10/01/2024(1)	3,057,275
2,595,000	Sotera Health Holdings LLC 6.50%, 05/15/2023(1)	2,614,462

		5,671,737

	Healthcare-Services - 3.8%
880,000	CHS/Community Health Systems, Inc. 8.13%, 06/30/2024(1)	697,400
2,645,000	HCA Healthcare, Inc. 6.25%, 02/15/2021	2,757,412
	HCA, Inc.
2,215,000	5.38%, 02/01/2025	2,286,301
1,070,000	5.38%, 09/01/2026	1,095,081
100,000	5.63%, 09/01/2028	103,406
1,135,000	5.88%, 05/01/2023	1,200,263
80,000	5.88%, 02/01/2029	83,800
1,776,000	7.50%, 11/15/2095	1,771,560
2,800,000	West Street Merger Sub, Inc. 6.38%, 09/01/2025(1)	2,534,000

		12,529,223

	Home Builders - 2.3%
	Beazer Homes USA, Inc.
460,000	5.88%, 10/15/2027	391,000
705,000	6.75%, 03/15/2025	630,975
1,030,000	KB Home 7.00%, 12/15/2021	1,082,787
	M/I Homes, Inc.
1,020,000	5.63%, 08/01/2025	938,400
1,595,000	6.75%, 01/15/2021	1,610,950
1,915,000	Taylor Morrison Communities, Inc. 6.63%, 05/15/2022	1,948,512
870,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.88%, 06/15/2024	838,463

		7,441,087

	Household Products - 0.5%
2,715,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024	1,486,463

	Household Products/Wares - 0.5%
EUR 1,505,000	Diamond (BC) B.V. 5.63%, 08/15/2025(1)	1,529,689

The Hartford High Yield Fund
Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Insurance - 1.3%
$ 1,330,000	Acrisure LLC / Acrisure Finance, Inc. 8.13%, 02/15/2024(1)	$1,353,275
	Genworth Holdings, Inc.
135,000	4.80%, 02/15/2024	116,437
890,000	4.90%, 08/15/2023	780,975
505,000	7.20%, 02/15/2021	505,000
280,000	7.63%, 09/24/2021	281,400
45,000	7.70%, 06/15/2020	45,900
445,000	MGIC Investment Corp. 5.75%, 08/15/2023	456,125
825,000	USIS Merger Sub, Inc. 6.88%, 05/01/2025(1)	792,000

		4,331,112

	Iron/Steel - 0.8%
	AK Steel Corp.
1,750,000	7.00%, 03/15/2027	1,421,875
910,000	7.63%, 10/01/2021	878,150
475,000	Steel Dynamics, Inc. 4.13%, 09/15/2025	451,250

		2,751,275

	Lodging - 3.0%
	Boyd Gaming Corp.
790,000	6.00%, 08/15/2026	790,000
1,285,000	6.38%, 04/01/2026	1,310,700
2,590,000	FelCor Lodging L.P. 6.00%, 06/01/2025	2,661,225
1,810,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(1)	1,868,825
1,390,000	Station Casinos LLC 5.00%, 10/01/2025(1)	1,327,450
1,850,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	1,771,375

		9,729,575

	Machinery-Diversified - 0.5%
1,470,000	Cloud Crane LLC 10.13%, 08/01/2024(1)	1,565,550

	Media - 10.8%
	Altice France S.A.
2,330,000	7.38%, 05/01/2026(1)	2,245,514
2,215,000	8.13%, 02/01/2027(1)	2,176,016
2,140,000	Altice Luxembourg S.A. 7.75%, 05/15/2022(1)	2,075,800
	CCO Holdings LLC / CCO Holdings Capital Corp.
105,000	5.13%, 02/15/2023	106,050
1,685,000	5.13%, 05/01/2023(1)	1,707,545
495,000	5.75%, 09/01/2023	502,425
190,000	5.75%, 01/15/2024	193,800
2,485,000	5.75%, 02/15/2026(1)	2,522,275
	CSC Holdings LLC
1,840,000	5.13%, 12/15/2021(1)	1,842,852
1,800,000	5.25%, 06/01/2024	1,728,000
770,000	5.50%, 04/15/2027(1)	752,660
1,970,000	6.50%, 02/01/2029(1)	1,995,856
	DISH DBS Corp.
365,000	5.00%, 03/15/2023	317,550
2,830,000	6.75%, 06/01/2021	2,882,383
667,000	7.88%, 09/01/2019	678,673
	Gray Television, Inc.
1,520,000	5.13%, 10/15/2024(1)	1,477,250
400,000	5.88%, 07/15/2026(1)	393,000
1,435,000	Liberty Interactive LLC 8.25%, 02/01/2030	1,452,937

The Hartford High Yield Fund
Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 925,000	Quebecor Media, Inc. 5.75%, 01/15/2023	$952,750
	Sinclair Television Group, Inc.
590,000	5.13%, 02/15/2027(1)	536,900
1,005,000	5.88%, 03/15/2026(1)	964,800
	TEGNA, Inc.
1,760,000	4.88%, 09/15/2021(1)	1,755,600
667,000	5.13%, 10/15/2019	667,834
810,000	6.38%, 10/15/2023	822,150
1,845,000	Tribune Media Co. 5.88%, 07/15/2022	1,877,287
	Viacom, Inc.
355,000	3 mo. USD LIBOR + 3.895%, 5.88%, 02/28/2057(8)	342,604
118,000	3 mo. USD LIBOR + 3.899%, 6.25%, 02/28/2057(8)	113,730
990,000	Videotron Ltd. 5.00%, 07/15/2022	1,017,918
959,000	WMG Acquisition Corp. 5.50%, 04/15/2026(1)	947,013
255,000	Ziggo B.V 5.50%, 01/15/2027(1)	240,975

		35,290,147

	Metal Fabricate/Hardware - 0.6%
	Novelis Corp.
650,000	5.88%, 09/30/2026(1)	627,250
1,200,000	6.25%, 08/15/2024(1)	1,207,500

		1,834,750

	Mining - 1.6%
1,345,000	Alcoa Nederland Holding B.V. 6.13%, 05/15/2028(1)	1,361,812
1,740,000	Constellium N.V. 5.88%, 02/15/2026(1)	1,666,050
790,000	First Quantum Minerals Ltd. 7.00%, 02/15/2021(1)	788,025
225,000	New Gold, Inc. 6.38%, 05/15/2025(1)	189,703
975,000	Teck Resources Ltd. 8.50%, 06/01/2024(1)	1,050,553

		5,056,143

	Miscellaneous Manufacturing - 0.6%
2,155,000	Bombardier, Inc. 6.13%, 01/15/2023(1)	2,082,161

	Office/Business Equipment - 0.8%
	Pitney Bowes, Inc.
340,000	4.63%, 03/15/2024	305,150
320,000	4.70%, 04/01/2023	295,002
2,000,000	Xerox Corp. 3.63%, 03/15/2023	1,905,000

		2,505,152

	Oil & Gas - 8.3%
2,610,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%, 11/15/2022(1)	2,636,100
1,065,000	California Resources Corp. 8.00%, 12/15/2022(1)	859,327
670,000	Centennial Resource Production LLC 5.38%, 01/15/2026(1)	646,550
	Chesapeake Energy Corp.
1,750,000	7.00%, 10/01/2024	1,708,438
1,135,000	7.50%, 10/01/2026	1,083,925
1,385,000	Energen Corp. 4.63%, 09/01/2021	1,389,571
1,690,000	Jagged Peak Energy LLC 5.88%, 05/01/2026(1)	1,630,850

The Hartford High Yield Fund
Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 1,380,000	Laredo Petroleum, Inc. 5.63%, 01/15/2022	$1,331,700
1,385,000	Matador Resources Co. 5.88%, 09/15/2026	1,379,806
	MEG Energy Corp.
390,000	6.38%, 01/30/2023(1)	345,150
1,210,000	6.50%, 01/15/2025(1)	1,188,825
1,065,000	7.00%, 03/31/2024(1)	939,863
	QEP Resources, Inc.
2,135,000	5.25%, 05/01/2023	2,065,741
200,000	5.38%, 10/01/2022	196,710
560,000	5.63%, 03/01/2026	537,600
235,000	6.80%, 03/01/2020	240,875
	SM Energy Co.
1,695,000	5.00%, 01/15/2024	1,601,758
575,000	5.63%, 06/01/2025	549,125
240,000	6.13%, 11/15/2022	240,600
735,000	6.63%, 01/15/2027	716,610
580,000	Tullow Oil plc 6.25%, 04/15/2022(1)	571,769
2,405,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(1)	1,978,112
	WPX Energy, Inc.
970,000	5.25%, 09/15/2024	955,450
280,000	5.75%, 06/01/2026	278,600
382,000	6.00%, 01/15/2022	387,730
1,250,000	8.25%, 08/01/2023	1,390,625

		26,851,410

	Oil & Gas Services - 0.3%
	Weatherford International Ltd.
335,000	5.95%, 04/15/2042	189,275
880,000	6.50%, 08/01/2036	501,600
335,000	7.00%, 03/15/2038	192,625

		883,500

	Packaging & Containers - 5.6%
1,840,000	ARD Finance S.A. (PIK 7.88%) 7.13%, 09/15/2023(6)	1,775,600
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
370,000	6.00%, 02/15/2025(1)	359,825
1,581,000	7.25%, 05/15/2024(1)	1,634,359
1,865,000	Berry Global, Inc. 6.00%, 10/15/2022	1,906,962
1,200,000	Crown Americas LLC / Crown Americas Capital Corp. 4.75%, 02/01/2026	1,176,000
	Flex Acquisition Co., Inc.
2,170,000	6.88%, 01/15/2025(1)	2,028,950
775,000	7.88%, 07/15/2026(1)	736,250
1,160,000	Multi-Color Corp. 4.88%, 11/01/2025(1)	1,102,000
2,985,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	3,089,475
1,830,000	Plastipak Holdings, Inc. 6.25%, 10/15/2025(1)	1,651,575
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
2,050,000	5.13%, 07/15/2023(1)	2,053,792
815,000	7.00%, 07/15/2024(1)	833,338

		18,348,126

	Pharmaceuticals - 4.2%
	Bausch Health Cos., Inc.
1,155,000	5.50%, 03/01/2023(1)	1,120,350
6,420,000	5.88%, 05/15/2023(1)	6,283,575
1,000,000	6.13%, 04/15/2025(1)	945,000
355,000	7.00%, 03/15/2024(1)	372,963

The Hartford High Yield Fund
Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 335,000	Catalent Pharma Solutions, Inc. 4.88%, 01/15/2026(1)	$324,950
	Endo Dac / Endo Finance LLC / Endo Finco, Inc.
1,180,000	6.00%, 07/15/2023(1)	964,202
1,580,000	6.00%, 02/01/2025(1)	1,220,550
1,065,000	Teva Pharmaceutical Finance LLC 2.25%, 03/18/2020	1,040,112
	Teva Pharmaceutical Finance Netherlands B.V.
820,000	3.15%, 10/01/2026	680,847
790,000	6.75%, 03/01/2028	818,662

		13,771,211

	Pipelines - 3.5%
	Cheniere Corpus Christi Holdings LLC
1,110,000	5.13%, 06/30/2027	1,121,100
940,000	5.88%, 03/31/2025	990,252
2,095,000	DCP Midstream Operating L.P. 5.38%, 07/15/2025	2,136,900
	Energy Transfer Equity L.P.
670,000	5.50%, 06/01/2027	695,125
1,907,000	7.50%, 10/15/2020	2,023,804
1,180,000	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp. 4.75%, 10/01/2023(1)	1,177,050
3,225,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.50%, 07/15/2027(1)	3,325,749

		11,469,980

	Retail - 3.8%
	1011778 BC ULC / New Red Finance, Inc.
805,000	4.25%, 05/15/2024(1)	778,838
3,570,000	5.00%, 10/15/2025(1)	3,445,050
1,055,000	Beacon Roofing Supply, Inc. 4.88%, 11/01/2025(1)	982,469
	L Brands, Inc.
1,465,000	5.25%, 02/01/2028	1,285,537
235,000	6.75%, 07/01/2036	198,575
105,000	6.88%, 11/01/2035	90,038
1,185,000	PetSmart, Inc. 5.88%, 06/01/2025(1)	930,580
1,400,000	Staples, Inc. 8.50%, 09/15/2025(1)	1,344,000
3,400,000	United Rentals North America, Inc. 4.88%, 01/15/2028	3,225,750

		12,280,837

	Semiconductors - 1.5%
930,000	Entegris, Inc. 4.63%, 02/10/2026(1)	902,100
2,005,000	Micron Technology, Inc. 5.50%, 02/01/2025	2,033,245
	Sensata Technologies B.V.
1,005,000	5.00%, 10/01/2025(1)	1,010,025
770,000	5.63%, 11/01/2024(1)	798,875

		4,744,245

	Software - 2.3%
1,150,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(1)	1,101,125
	First Data Corp.
610,000	5.38%, 08/15/2023(1)	621,819
2,110,000	5.75%, 01/15/2024(1)	2,169,344
544,000	Infor Software Parent LLC (7.13% Cash, 7.88% PIK) 7.13%, 05/01/2021(1)(6)	548,080
2,925,000	Infor U.S., Inc. 6.50%, 05/15/2022	2,976,187

The Hartford High Yield Fund
Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 231,000	Western Digital Corp. 4.75%, 02/15/2026	$214,830

		7,631,385

	Telecommunications - 6.8%
	Altice Financing S.A.
1,570,000	6.63%, 02/15/2023(1)	1,578,321
1,870,000	7.50%, 05/15/2026(1)	1,771,825
	CenturyLink, Inc.
2,601,000	5.63%, 04/01/2025	2,353,905
569,000	7.50%, 04/01/2024	577,535
1,250,000	Embarq Corp. 8.00%, 06/01/2036	1,181,250
	Frontier Communications Corp.
1,410,000	6.88%, 01/15/2025	743,775
1,710,000	8.50%, 04/01/2026(1)	1,551,397
1,730,000	Intelsat Jackson Holdings S.A. 8.50%, 10/15/2024(1)	1,747,819
1,435,000	Sprint Capital Corp. 6.88%, 11/15/2028	1,424,238
	Sprint Corp.
1,039,000	7.13%, 06/15/2024	1,063,027
2,660,000	7.25%, 09/15/2021	2,793,000
110,000	7.63%, 02/15/2025	114,983
3,621,000	7.88%, 09/15/2023	3,847,312
600,000	Telecom Italia Capital S.A. 7.20%, 07/18/2036	579,180
880,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(1)	836,000

		22,163,567

	Textiles - 0.5%
1,705,000	Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC 7.50%, 05/01/2025(1)	1,624,013

	Total Corporate Bonds (cost $297,347,237)	$291,185,076

Senior Floating Rate Interests - 4.9%(10)
	Chemicals - 0.1%
305,000	Starfruit Finco B.V. 1 mo. USD LIBOR + 3.250%, 5.75%, 10/01/2025	297,948

	Commercial Services - 0.5%
930,325	Blackhawk Network Holdings, Inc. 1 mo. USD LIBOR + 3.000%, 5.50%, 06/15/2025	912,184
786,050	Trans Union LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 06/19/2025	775,100

		1,687,284

	Diversified Financial Services - 0.4%
1,022,275	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 02/28/2025	996,463
279,942	SS&C Technologies Holdings Europe S.a.r.l. 1 mo. USD LIBOR + 2.250%, 4.75%, 04/16/2025	274,071

		1,270,534

	Food - 0.1%
298,500	CHG PPC Parent LLC 1 mo. USD LIBOR + 2.750%, 5.25%, 03/31/2025	291,784

	Gas - 0.1%
340,000	Messer Industries LLC 1 mo. USD LIBOR + 2.500%, 0.00%, 10/01/2025(11)	332,350

	Healthcare-Services - 0.3%
1,037,850	Syneos Health, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 08/01/2024	1,019,252

The Hartford High Yield Fund
Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Household Products - 0.1%
$ 544,500	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 5.74%, 09/06/2024	$512,173

	Insurance - 1.0%
2,174,075	Asurion LLC 1 mo. USD LIBOR + 3.000%, 5.50%, 11/03/2024	2,137,833
213,388	Genworth Holdings, Inc. 1 mo. USD LIBOR + 4.500%, 7.01%, 03/07/2023	212,854
950,225	Hub International Ltd. 2 mo. USD LIBOR + 2.750%, 5.51%, 04/25/2025	914,886

		3,265,573

	Leisure Time - 0.7%
2,252,250	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 5.51%, 10/21/2024	2,208,624

	Machinery-Diversified - 0.2%
524,120	Gardner Denver, Inc. 3 mo. USD LIBOR + 2.750%, 5.25%, 07/30/2024	520,520

	Media - 0.9%
1,697,175	PSAV Holdings LLC 3 mo. USD LIBOR + 3.250%, 5.88%, 03/01/2025	1,619,393
1,234,199	Shutterfly, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 08/17/2024	1,202,826

		2,822,219

	Semiconductors - 0.2%
696,337	Microchip Technology, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 05/29/2025	684,151

	Software - 0.3%
937,287	SS&C Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 4.75%, 04/16/2025	917,887

	Total Senior Floating Rate Interests (cost $16,194,417)	$15,830,299

Convertible Bonds - 1.1%
	Commercial Services - 0.2%
800,000	Cardtronics, Inc. 1.00%, 12/01/2020	756,129

	Media - 0.3%
910,000	DISH Network Corp. 3.38%, 08/15/2026	773,045

	Oil & Gas - 0.0%
1,645,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019(2)	2,138

	Semiconductors - 0.3%
	Microchip Technology, Inc.
381,000	1.63%, 02/15/2027	407,670
384,000	2.25%, 02/15/2037	417,485

		825,155

	Software - 0.3%
1,258,000	Western Digital Corp. 1.50%, 02/01/2024(1)	1,080,375

	Total Convertible Bonds (cost $5,585,380)	$3,436,842

Common Stocks - 0.7%
	Consumer Services - 0.2%
69,500	Caesars Entertainment Corp.*	635,230

	Diversified Financials - 0.2%
25,700	OneMain Holdings, Inc.*	768,173

	Energy - 0.1%
104,555,002	KCA Deutag*(3)(4)(12)	430,453

The Hartford High Yield Fund
Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Materials - 0.2%
68,000	Constellium N.V. Class A*		$560,320

	Total Common Stocks (cost $4,150,619)		$2,394,176

Escrows - 0.0%(13)
	Energy-Alternate Sources - 0.0%
3,200,000	TCEH Corp. *(3)(4)		4

	Total Escrows (cost $—)		$4

	Total Long-Term Investments (cost $324,193,574)		$312,846,397

Short-Term Investments - 3.3%
	Other Investment Pools & Funds - 3.3%
10,894,736	Fidelity Institutional Government Fund, Institutional Class, 2.31%(14)		10,894,736

	Total Short-Term Investments (cost $10,894,736)		$10,894,736

	Total Investments (cost $335,088,310)	99.5%	$323,741,133
	Other Assets and Liabilities	0.5%	1,595,898

	Total Net Assets	100.0%	$325,337,031

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $155,501,837, representing 47.8% of net assets.

(2)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(3)	Investment valued using significant unobservable inputs.
(4)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2019, the aggregate fair value of these securities was $430,457, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $3,609,762 at January 31, 2019.
(6)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(8)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2019.
(9)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $7,438,836, representing 2.3% of net assets.

(10)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2019.

(11)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

The Hartford High Yield Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

(12)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $430,453 or 0.1% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
03/2011	KCA Deutag	104,555,002	$1,416,930	$430,453
(13)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(14)	Current yield as of period end.

Foreign Currency Contracts Outstanding at January 31, 2019
Amount and Description of Currency to be Purchased	Amount and Description of Currency to be Sold	Counterparty	Settlement Date	Appreciation	Depreciation
5,393,388 USD	4,750,000 EUR	GSC	02/28/19	$—	$(56,285)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
GSC	Goldman Sachs & Co.

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Other Abbreviations:
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind

The Hartford High Yield Fund
Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	$—
Corporate Bonds	291,185,076	—	291,185,076	—
Senior Floating Rate Interests	15,830,299	—	15,830,299	—
Convertible Bonds	3,436,842	—	3,436,842	—
Common Stocks
Consumer Services	635,230	635,230	—	—
Diversified Financials	768,173	768,173	—	—
Energy	430,453	—	—	430,453
Materials	560,320	560,320	—	—
Escrows	4	—	—	4
Short-Term Investments	10,894,736	10,894,736	—	—

Total	$323,741,133	$12,858,459	$310,452,217	$430,457

Liabilities
Foreign Currency Contracts(2)	$(56,285)	$—	$(56,285)	$—

Total	$(56,285)	$—	$(56,285)	$—

(1)	For the period ended January 31, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2019 is not presented.

The Hartford Inflation Plus Fund

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 3.7%
	Asset-Backed - Finance & Insurance - 0.4%
$ 508,094	Bayview Koitere Fund Trust 3.62%, 03/28/2033(1)(2)	$507,352
1,360,000	HSI Asset Securitization Corp. Trust 1 mo. USD LIBOR + 0.270%, 2.78%, 02/25/2036(3)	1,350,613

		1,857,965

	Asset-Backed - Home Equity - 0.1%
703,273	GSAA Home Equity Trust 5.99%, 06/25/2036(4)	320,964
718,302	Renaissance Home Equity Loan Trust 6.12%, 11/25/2036(2)	415,316

		736,280

	Other ABS - 1.1%
1,825,000	Legacy Mortgage Asset Trust 4.00%, 01/25/2059(1)(2)(5)(6)	1,814,176
821,667	Pretium Mortgage Credit Partners LLC 4.83%, 09/25/2058(1)(2)	823,131
1,828,861	VOLT LXXIV LLC 4.58%, 11/25/2048(1)(2)	1,832,849
1,145,000	VOLT LXXV LLC 4.34%, 01/25/2049(1)(2)(5)(6)	1,145,000

		5,615,156

	Whole Loan Collateral CMO - 2.1%
535,422	Adjustable Rate Mortgage Trust 1 mo. USD LIBOR + 0.540%, 3.05%, 11/25/2035(3)	528,442
948,353	Banc of America Funding Trust 6.05%, 10/25/2036(2)	853,098
250,577	Bear Stearns Adjustable Rate Mortgage Trust 1 year USD CMT + 2.300%, 4.73%, 10/25/2035(3)	252,769
519,113	Chase Mortgage Finance Trust 4.30%, 12/25/2035(4)	499,360
434,301	Deutsche Alt-A Securities Mortgage Loan Trust 1 mo. USD LIBOR + 0.150%, 2.66%, 12/25/2036(3)	388,001
	Fannie Mae Connecticut Avenue Securities
1,222,170	1 mo. USD LIBOR + 3.000%, 5.51%, 07/25/2024(3)	1,297,173
291,055	1 mo. USD LIBOR + 4.900%, 7.41%, 11/25/2024(3)	326,922
162,385	1 mo. USD LIBOR + 5.700%, 8.21%, 04/25/2028(3)	186,166
138,000	1 mo. USD LIBOR + 6.000%, 8.51%, 09/25/2028(3)	158,257
202,502	GreenPoint Mortgage Funding Trust 12 mo. USD MTA + 1.400%, 3.65%, 10/25/2045(3)	174,183
493,022	GSR Mortgage Loan Trust 4.19%, 10/25/2035(4)	408,733
540,380	HarborView Mortgage Loan Trust 1 mo. USD LIBOR + 0.190%, 2.70%, 01/19/2038(3)	519,973
2,282,097	IndyMac Index Mortgage Loan Trust 1 mo. USD LIBOR + 0.290%, 2.80%, 01/25/2036(3)	1,871,971
803,910	JP Morgan Mortgage Trust 4.22%, 01/25/2037(4)	766,898
	MASTR Adjustable Rate Mortgages Trust
1,068,397	1 mo. USD LIBOR + 0.240%, 2.75%, 05/25/2037(3)	627,000
9,197	4.44%, 11/21/2034(4)	9,428
	Residential Funding Mortgage Securities, Inc.
186,983	4.64%, 02/25/2036(4)	170,272
369,559	6.00%, 07/25/2037	342,720
507,872	Structured Adjustable Rate Mortgage Loan Trust 4.22%, 06/25/2035(4)	454,224
569,400	WaMu Mortgage Pass-Through Certificates Trust 1 mo. USD LIBOR + 0.420%, 2.93%, 06/25/2044(3)	553,426

The Hartford Inflation Plus Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 698,242	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 12 mo. MTA + 0.830%, 3.08%, 11/25/2046(3)	$632,562

		11,021,578

	Total Asset & Commercial Mortgage Backed Securities (cost $18,791,208)	$19,230,979

Foreign Government Obligations - 2.7%
	Argentina - 0.1%
ARS 18,856,000	Argentina POM Politica Monetaria 56.47%, 06/21/2020(4)	555,225

	Brazil - 1.3%
	Brazil Notas do Tesouro Nacional 6.00%, 05/15/2019(7) 6.00%, 08/15/2022(7)
BRL 12,009,671		3,325,032
12,500,313		3,682,879

		7,007,911

	Colombia - 0.3%
COP 5,148,659,997	Colombian TES 4.75%, 02/23/2023(7)	1,805,530

	Russia - 0.7%
RUB 230,197,622	Russian Federal Inflation Linked Bond 2.50%, 08/16/2023(7)	3,465,641

	South Africa - 0.3%
ZAR 21,459,987	South Africa Government Bond - CPI Linked 1.88%, 02/28/2033(7)	1,375,850

	Total Foreign Government Obligations (cost $15,545,514)	$14,210,157

Senior Floating Rate Interests - 5.4%(8)
	Aerospace/Defense - 0.1%
$ 179,387	Circor International, Inc. 1 mo. USD LIBOR + 3.500%, 6.01%, 12/11/2024	$175,799
590,872	TransDigm, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 06/09/2023	577,825

		753,624

	Airlines - 0.1%
323,400	American Airlines, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 04/28/2023	313,093

	Auto Manufacturers - 0.0%
103,950	Navistar International Corp. 1 mo. USD LIBOR + 3.500%, 6.02%, 11/06/2024	102,196

	Auto Parts & Equipment - 0.0%
103,041	Altra Industrial Motion Corp. 1 mo. USD LIBOR + 2.000%, 4.50%, 10/01/2025	101,066

	Biotechnology - 0.0%
98,744	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 5.50%, 05/15/2022	96,098

	Chemicals - 0.2%
114,138	Axalta Coating Systems U.S. Holdings, Inc. 3 mo. USD LIBOR + 1.750%, 4.55%, 06/01/2024	111,855
130,000	Cabot Microelectronics Corp. 1 mo. ICE LIBOR + 2.250%, 4.75%, 11/14/2025	128,863
EUR 102,448	CTC AcquiCo GmbH 3 mo. EURIBOR + 2.750%, 2.75%, 03/07/2025	115,764
$ 301,583	Minerals Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 4.83%, 02/14/2024	298,190
180,411	Nexeo Solutions LLC 3 mo. USD LIBOR + 3.250%, 6.00%, 06/09/2023	179,998
100,000	Platform Specialty Products Corp. 1 mo. ICE LIBOR + 2.250%, 0.00%, 11/14/2025(9)	98,792
28,695	Tronox Blocked Borrower LLC 3 mo. USD LIBOR + 3.000%, 5.50%, 09/23/2024	28,282
66,219	Tronox Finance LLC 3 mo. USD LIBOR + 3.000%, 5.50%, 09/23/2024	65,267

The Hartford Inflation Plus Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 91,159	Univar, Inc. 1 mo. USD LIBOR + 2.250%, 4.75%, 07/01/2024	$89,124
139,650	WR Grace & Co. 3 mo. USD LIBOR + 1.750%, 4.55%, 04/03/2025	137,614

		1,253,749

	Coal - 0.0%
177,648	Peabody Energy Corp. 1 mo. USD LIBOR + 2.750%, 5.25%, 03/31/2025	173,429

	Commercial Services - 0.5%
110,000	Allied Universal Holdco LLC 2 mo. USD LIBOR + 4.250%, 6.75%, 07/28/2022	105,875
199,500	Blackhawk Network Holdings, Inc. 1 mo. USD LIBOR + 3.000%, 5.50%, 06/15/2025	195,610
192,500	Hertz Corp. 3 mo. USD LIBOR + 2.750%, 5.25%, 06/30/2023	187,172
114,614	KAR Auction Services, Inc. 3 mo. USD LIBOR + 2.500%, 5.31%, 03/09/2023	113,397
139,423	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 11/15/2023	134,957
219,375	Russell Investments U.S. Inst’l Holdco, Inc. 3 mo. USD LIBOR + 3.250%, 5.75%, 06/01/2023	216,084
EUR 190,000	Techem GmbH 3 mo. EURIBOR + 3.750%, 3.75%, 07/31/2025	217,746
$ 285,650	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 5.50%, 05/01/2024	280,040
165,393	Trans Union LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 04/10/2023	163,059
483,788	United Rentals, Inc. 1 mo. ICE LIBOR + 1.750%, 4.25%, 10/31/2025	480,662
EUR 135,000	Verisure Holding AB 3 mo. EURIBOR + 3.500%, 0.00%, 10/21/2022(9)	153,727
$ 147,000	Xerox Business Services LLC 1 mo. USD LIBOR + 2.500%, 5.00%, 12/07/2023	144,704

		2,393,033

	Distribution/Wholesale - 0.0%
99,500	Hamilton Holdco LLC 1 mo. USD LIBOR + 2.000%, 4.81%, 07/02/2025	98,381

	Diversified Financial Services - 0.3%
196,500	AlixPartners LLP 3 mo. USD LIBOR + 2.750%, 5.25%, 04/04/2024	193,859
129,025	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 02/28/2025	125,767
500,000	Delos Finance S.a.r.l. 3 mo. USD LIBOR + 1.750%, 4.55%, 10/06/2023	498,750
130,429	Fortress Investment Group LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 12/27/2022	128,538
EUR 97,014	Nets Holding A/S 3 mo. EURIBOR + 3.000%, 3.00%, 02/06/2025	109,396
$ 148,209	RPI Finance Trust 3 mo. USD LIBOR + 2.000%, 4.50%, 03/27/2023	146,573
45,411	SS&C Technologies Holdings Europe S.a.r.l. 1 mo. USD LIBOR + 2.250%, 4.75%, 04/16/2025	44,459
267,975	Worldpay LLC 3 mo. USD LIBOR + 1.750%, 4.22%, 08/09/2024	266,155

		1,513,497

	Electronics - 0.0%
100,000	Resideo Funding Inc. 3 mo. USD LIBOR + 2.000%, 4.63%, 10/24/2025	99,750

	Energy-Alternate Sources - 0.1%
83,623	AES Corp. 3 mo. USD LIBOR + 1.750%, 4.46%, 05/31/2022	83,240
184,075	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 3.500%, 6.24%, 10/31/2024	181,966

The Hartford Inflation Plus Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 142,100	TEX Operations Co. LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 08/04/2023	$139,711
99,500	Vistra Energy Corp. 1 mo. USD LIBOR + 2.000%, 4.51%, 12/31/2025	97,538

		502,455

	Engineering & Construction - 0.1%
221,625	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.96%, 06/21/2024	212,086
140,351	DAE Aviation Holdings, Inc. 1 mo. ICE LIBOR + 4.000%, 0.00%, 01/23/2026(9)	139,749

		351,835

	Entertainment - 0.0%
144,638	Wyndham Hotels & Resorts, Inc. 1 mo. USD LIBOR + 1.750%, 4.25%, 05/30/2025	142,080

	Environmental Control - 0.1%
124,875	Advanced Disposal Services, Inc. 1 Week USD LIBOR + 2.250%, 4.66%, 11/10/2023	123,373
147,750	Clean Harbors, Inc. 1 mo. USD LIBOR + 1.750%, 4.25%, 06/28/2024	146,088

		269,461

	Food - 0.1%
215,408	JBS USA LLC 3 mo. USD LIBOR + 2.500%, 5.26%, 10/30/2022	213,019
178,568	Post Holdings, Inc. 1 mo. USD LIBOR + 2.000%, 4.52%, 05/24/2024	176,113

		389,132

	Food Service - 0.0%
93,266	Aramark Services, Inc. 3 mo. USD LIBOR + 1.750%, 4.25%, 03/11/2025	92,567

	Gas - 0.0%
100,000	Messer Industries LLC 1 mo. USD LIBOR + 2.500%, 0.00%, 10/01/2025(9)	97,750

	Healthcare-Products - 0.0%
102,638	Revlon Consumer Products Corp. 1 mo. USD LIBOR + 3.500%, 6.21%, 09/07/2023	72,558

	Healthcare-Services - 0.3%
185,000	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.750%, 6.25%, 10/10/2025	173,993
134,438	Gentiva Health Services, Inc. 1 mo. USD LIBOR + 3.750%, 6.25%, 07/02/2025	133,429
EUR 164,175	IQVIA, Inc. 3 mo. EURIBOR + 2.000%, 2.50%, 06/11/2025	187,563
$ 287,478	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 2.750%, 5.55%, 06/07/2023	277,865
114,469	Syneos Health, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 08/01/2024	112,417
186,675	Team Health Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 02/06/2024	167,541
385,000	Universal Health Services, Inc. 1 mo. USD LIBOR + 1.750%, 4.25%, 10/31/2025	384,038

		1,436,846

	Insurance - 0.2%
676,660	Asurion LLC 1 mo. USD LIBOR + 3.000%, 5.50%, 11/03/2023	665,299
213,925	Hub International Ltd. 2 mo. USD LIBOR + 2.750%, 5.51%, 04/25/2025	205,969
180,000	Sedgwick Claims Management Services, Inc. 1 mo. USD LIBOR + 3.250%, 5.75%, 12/31/2025	175,200

		1,046,468

The Hartford Inflation Plus Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	IT Services - 0.0%
$ 249,375	Science Applications International Corp. 1 mo. ICE LIBOR + 0.017%, 4.25%, 10/31/2025	$245,427

	Leisure Time - 0.2%
440,710	Caesars Resort Collection LLC 1 mo. USD LIBOR + 2.750%, 5.25%, 12/22/2024	434,156
145,162	Eldorado Resorts LLC 2 mo. USD LIBOR + 2.250%, 4.81%, 04/17/2024	143,258
252,450	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 5.51%, 10/21/2024	247,560
100,000	Penn National Gaming, Inc. 3 mo. USD LIBOR + 2.250%, 4.76%, 10/15/2025	98,604

		923,578

	Lodging - 0.2%
172,723	Boyd Gaming Corp. 1 Week USD LIBOR + 2.250%, 4.66%, 09/15/2023	170,241
272,250	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.000%, 4.50%, 10/06/2024	266,465
167,426	Station Casinos LLC 1 mo. USD LIBOR + 2.500%, 5.00%, 06/08/2023	165,207
220,000	Wynn Resorts, Limited 1 mo. USD LIBOR + 2.250%, 4.75%, 10/30/2024	214,186

		816,099

	Machinery-Construction & Mining - 0.0%
150,000	Brookfield WEC Holdings, Inc. 1 mo. USD LIBOR + 3.750%, 6.25%, 08/01/2025	149,116
88,128	Pike Corp. 1 mo. USD LIBOR + 3.500%, 6.00%, 03/23/2025	87,835

		236,951

	Media - 0.6%
118,500	Altice Financing S.A. 3 mo. USD LIBOR + 2.750%, 5.25%, 01/31/2026	109,711
292,545	Charter Communications Operating LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 04/30/2025	288,288
	CSC Holdings, LLC
296,592	1 mo. USD LIBOR + 2.250%, 4.76%, 07/17/2025	286,861
190,000	1 mo. ICE LIBOR + 2.250%, 4.76%, 01/15/2026	182,875
190,000	Gray Television, Inc. 1 mo. ICE LIBOR + 2.500%, 5.02%, 01/02/2026	187,230
99,250	Lamar Media Corp. 1 mo. USD LIBOR + 1.750%, 4.31%, 03/14/2025	99,002
323,431	Numericable Group S.A. 3 mo. USD LIBOR + 3.688%, 6.20%, 01/31/2026	302,178
198,749	PSAV Holdings LLC 3 mo. USD LIBOR + 3.250%, 5.88%, 03/01/2025	189,640
75,258	Shutterfly, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 08/17/2024	73,345
240,000	Telenet Financing USD LLC 1 mo. USD LIBOR + 2.250%, 4.76%, 08/15/2026	233,299
	Unitymedia Finance LLC
190,000	1 mo. USD LIBOR + 2.000%, 4.51%, 06/01/2023	186,833
225,000	1 mo. USD LIBOR + 2.250%, 4.76%, 09/30/2025	221,308
145,000	1 mo. USD LIBOR + 2.250%, 4.76%, 01/15/2026	142,607
216,557	UPC Financing Partnership 1 mo. USD LIBOR + 2.500%, 5.01%, 01/15/2026	213,038
670,000	Virgin Media Bristol LLC 1 mo. USD LIBOR + 2.500%, 5.01%, 01/15/2026	657,116

		3,373,331

	Miscellaneous Manufacturing - 0.1%
164,449	H.B. Fuller Co. 1 mo. USD LIBOR + 2.000%, 4.50%, 10/20/2024	161,160

The Hartford Inflation Plus Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 246,875	USI, Inc. 3 mo. USD LIBOR + 3.000%, 5.80%, 05/16/2024	$236,383

		397,543

	Oil & Gas - 0.0%
100,000	California Resources Corp. 1 mo. USD LIBOR + 4.750%, 7.25%, 12/31/2022	97,833
104,738	Grizzly Acquisitions, Inc. 1 mo. USD LIBOR + 3.250%, 6.05%, 10/01/2025	104,105

		201,938

	Packaging & Containers - 0.3%
257,398	Berry Global, Inc. 3 mo. USD LIBOR + 1.750%, 4.27%, 02/08/2020	256,016
53,663	Crown Americas LLC 1 Week USD LIBOR + 2.000%, 4.51%, 04/03/2025	53,636
162,113	Flex Acquisition Co., Inc. 3 mo. USD LIBOR + 3.000%, 5.52%, 12/29/2023	156,979
98,750	Plastipak Packaging, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 10/14/2024	96,199
949,251	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 02/05/2023	934,927

		1,497,757

	Pharmaceuticals - 0.2%
192,500	Bausch Health Companies Inc. 1 mo. USD LIBOR + 2.750%, 5.26%, 11/27/2025	189,672
364,450	Endo Luxembourg Finance Co. S.a r.l. 1 mo. USD LIBOR + 4.250%, 6.75%, 04/29/2024	360,503
266,679	IQVIA, Inc. 3 mo. USD LIBOR + 2.000%, 4.80%, 03/07/2024	264,146
104,369	Valeant Pharmaceuticals International, Inc. 1 mo. USD LIBOR + 3.000%, 5.51%, 06/02/2025	103,159

		917,480

	Real Estate - 0.1%
180,867	KFC Holding Co. 1 mo. USD LIBOR + 1.750%, 4.26%, 04/03/2025	179,059
219,545	VICI Properties LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 12/20/2024	215,361

		394,420

	REITS - 0.1%
257,713	MGM Growth Properties Operating Partnership L.P. 1 mo. USD LIBOR + 2.000%, 4.50%, 03/21/2025	253,403

	Retail - 0.3%
259,072	Albertsons LLC 3 mo. USD LIBOR + 3.000%, 5.82%, 12/21/2022	255,251
491,250	American Builders & Contractors Supply Co., Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 10/31/2023	478,723
122,813	B.C. Unlimited Liability Co. 1 mo. USD LIBOR + 2.250%, 4.75%, 02/16/2024	120,663
197,500	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 7.50%, 09/25/2024	195,031
278,471	Coty Inc. 1 mo. USD LIBOR + 2.250%, 4.77%, 04/07/2025	264,200
312,783	Michaels Stores, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 01/30/2023	308,874
128,700	Staples, Inc. 3 mo. USD LIBOR + 4.000%, 6.54%, 09/12/2024	126,319

		1,749,061

	Semiconductors - 0.1%
155,000	Entegris, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 11/01/2025	153,256
113,042	Microchip Technology, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 05/29/2025	111,064

The Hartford Inflation Plus Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 102,254	ON Semiconductor Corp. 1 mo. USD LIBOR + 1.750%, 4.25%, 03/31/2023	$100,811

		365,131

	Software - 0.8%
154,860	Almonde, Inc. 3 mo. USD LIBOR + 3.500%, 6.30%, 06/13/2024	148,376
324,689	Aristocrat Technologies, Inc. 3 mo. USD LIBOR + 1.750%, 4.53%, 10/19/2024	318,358
240,625	Change Healthcare Holdings LLC 1 mo. USD LIBOR + 2.750%, 5.25%, 03/01/2024	235,331
201,808	Dell, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 09/07/2023	198,855
	First Data Corp.
574,765	1 mo. USD LIBOR + 2.000%, 4.52%, 07/08/2022	572,276
412,475	1 mo. USD LIBOR + 2.000%, 4.52%, 04/26/2024	410,800
257,388	Global Payments, Inc. 1 mo. USD LIBOR + 1.750%, 4.25%, 04/21/2023	252,642
226,303	Go Daddy Operating Co. LLC 1 mo. USD LIBOR + 2.250%, 4.75%, 02/15/2024	223,232
553,883	Infor U.S., Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 02/01/2022	550,145
18,515	MA FinanceCo. LLC 1 mo. USD LIBOR + 2.500%, 5.00%, 06/21/2024	17,882
125,035	Seattle Spinco, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 06/21/2024	120,763
327,535	SS&C Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 4.75%, 04/16/2025	320,922
206,850	Verint Systems Inc. 1 mo. USD LIBOR + 2.000%, 4.52%, 06/28/2024	204,523
482,625	WEX, Inc. 1 mo. USD LIBOR + 2.250%, 4.75%, 06/30/2023	474,782

		4,048,887

	Telecommunications - 0.3%
249,375	Ciena Corp. 1 mo. USD LIBOR + 2.000%, 4.50%, 09/26/2025	247,504
375,000	Level 3 Financing, Inc. 1 mo. USD LIBOR + 2.250%, 4.76%, 02/22/2024	367,969
432,300	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 02/02/2024	422,033
372,894	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 03/15/2024	346,560
100,095	Zayo Group LLC 1 mo. USD LIBOR + 2.250%, 4.75%, 01/19/2024	99,144

		1,483,210

	Total Senior Floating Rate Interests (cost $28,742,089)	$28,203,284

U.S. Government Agencies - 10.1%
	Mortgage-Backed Agencies - 10.1%
$ 1,186,999	FHLMC - 0.3% 1 mo. USD LIBOR + 4.250%, 6.76%, 11/25/2023(3)	$1,295,621

	FNMA - 9.8%
$ 39,000,000	3.50%, 02/01/2049(10)	$39,192,715
7,225,000	4.00%, 02/01/2049(10)	7,395,465
3,500,000	4.00%, 03/01/2049(10)	3,579,023
1,345,000	1 mo. USD LIBOR + 2.400%, 4.91%, 04/25/2031(1)(3)	1,355,324

		51,522,527

	Total U.S. Government Agencies (cost $52,564,519)	$52,818,148

U.S. Government Securities - 85.4%
	U.S. Treasury Securities - 85.4%
	U.S. Treasury Notes - 85.4%
$ 178,484,346	0.13%, 04/15/2021(7)	$175,500,311

The Hartford Inflation Plus Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 66,960,651	0.13%, 07/15/2024(7)(11)		$65,145,700
9,363,340	0.13%, 07/15/2026(7)		8,968,446
9,769,540	0.25%, 01/15/2025(7)		9,504,377
43,909,225	0.38%, 07/15/2025(7)		43,100,221
49,249,989	0.50%, 01/15/2028(7)(12)		48,005,272
88,499,743	0.63%, 01/15/2026(7)		87,780,682
8,610,844	0.75%, 07/15/2028(7)(13)		8,610,956
700,000	2.75%, 09/30/2020(13)		702,844

			447,318,809

	Total U.S. Government Securities (cost $452,307,337)		$447,318,809

	Total Long-Term Investments (cost $567,950,667)		$561,781,377

Short-Term Investments - 4.2%
	Other Investment Pools & Funds - 4.2%
22,119,339	Fidelity Institutional Government Fund, Institutional Class, 2.31%(14)		22,119,339

	Total Short-Term Investments (cost $22,119,339)		$22,119,339

	Total Investments Excluding Purchased Options (cost $590,070,006)	111.5%	$583,900,716
	Total Purchased Options (cost $550,515)	0.0%	$88,194

	Total Investments (cost $590,620,521)	111.5%	$583,988,910
	Other Assets and Liabilities	(11.5)%	(60,096,940)

	Total Net Assets	100.0%	$523,891,970

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $7,477,832, representing 1.4% of net assets.

(2)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2019.
(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2019, the aggregate fair value of these securities was $2,959,176, which represented 0.6% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(6)	Investment valued using significant unobservable inputs.
(7)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(8)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2019.

(9)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(10)	Represents or includes a TBA transaction.
(11)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(12)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(13)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.
(14)	Current yield as of period end.

The Hartford Inflation Plus Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

		OTC Swaption Contracts Outstanding at January 31, 2019

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 06/03/29*	BOA	3.20%	Receive	05/30/19	USD	8,990,000	8,990,000	$7,183	$139,794	$(132,611)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 06/03/29*	DEUT	3.20%	Receive	05/30/19	USD	14,095,000	14,095,000	11,262	210,016	(198,754)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 12/11/29*	BOA	3.20%	Receive	12/09/19	USD	14,650,000	14,650,000	69,749	200,705	(130,956)

Total Puts							37,735,000	$88,194	$550,515	$(462,321)

Total purchased swaption contracts							37,735,000	$88,194	$550,515	$(462,321)

*Swaptions with forward premiums.

Futures Contracts Outstanding at January 31, 2019

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. 10-Year Ultra Future	112	03/20/2019	$14,637,000	$267,154
U.S. Treasury 2-Year Note Future	38	03/29/2019	8,068,469	(2,023)
U.S. Treasury 10-Year Note Future	281	03/20/2019	34,413,719	527,951

Total				$793,082

Short position contracts:
Canadian Government 10-Year Bond Future	33	03/20/2019	$3,456,844	$(9,396)
U.S. Treasury 5-Year Note Future	274	03/29/2019	31,471,469	(559,300)

Total				$(568,696)

Total futures contracts				$224,386

OTC Credit Default Swap Contracts Outstanding at January 31, 2019

Reference Entity	Counter- party	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CMBX.NA.AAA.6	GSC	USD 19,078,603	0.50%	05/11/63	Monthly	$—	$(14,814)	$182,019	$196,833

Total traded indices						$—	$(14,814)	$182,019	$196,833

Total OTC contracts						$—	$(14,814)	$182,019	$196,833

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Hartford Inflation Plus Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

OTC Interest Rate Swap Contracts Outstanding at January 31, 2019

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
BCLY	2.00% Fixed	CPURNSA	USD 12,310,000	01/15/22	At Maturity	$—	$—	$(119,448)	$(119,448)
BCLY	2.29% Fixed	CPURNSA	USD 25,572,000	01/15/22	At Maturity	—	—	(396,270)	(396,270)
BOA	2.12% Fixed	CPURNSA	USD 8,580,000	01/15/24	At Maturity	—	—	(94,781)	(94,781)

Total						$—	$—	$(610,499)	$(610,499)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2019

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
12M Federal Funds Rate	0.93% Fixed	USD	13,439,000	08/22/24	Annual	$—	$—	$991,994	$991,994
12M Federal Funds Rate	1.03% Fixed	USD	9,012,000	09/06/26	Annual	—	—	833,788	833,788
12M Federal Funds Rate	1.00% Fixed	USD	3,322,000	09/29/26	Annual	77,157	—	316,148	238,991
3 Mo. USD LIBOR	2.25% Fixed	USD	24,709,000	06/20/28	Semi-Annual	1,260,023	—	836,621	(423,402)

Total						$1,337,180	$—	$2,978,551	$1,641,371

Bond Forward Contracts Outstanding at January 31, 2019

Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
DEUT	U.S. Treasury Bonds(7), 0.13%, 07/15/2024	USD	12,270,771	02/28/2019	$144,325
GSC	U.S. Treasury Bonds(7), 2.38%, 01/15/2025	USD	25,646,535	02/28/2019	320,339
MLI	U.S. Treasury Bonds(7), 0.63%, 01/15/2026	USD	19,979,460	02/28/2019	239,871

Total					$704,535

Foreign Currency Contracts Outstanding at January 31, 2019

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
2,976,000	AUD	2,134,235	USD	DEUT	02/28/19	$ 29,942	$ —
5,625,000	CAD	4,248,082	USD	BNP	02/28/19	35,641	—
1,020,000	CHF	1,023,424	USD	CSFB	02/28/19	4,988	—
1,023,000	CHF	1,029,195	USD	DEUT	02/28/19	2,242	—
3,611,000	EUR	4,100,110	USD	GSC	02/28/19	42,789	—
6,540,000	GBP	8,616,352	USD	BNP	02/28/19	—	(26,198)
679,727,000	JPY	6,196,348	USD	MSC	02/28/19	57,523	—
1,081,147	USD	1,488,000	AUD	SSG	02/28/19	—	(941)
6,412,221	USD	25,184,000	BRL	SCB	03/20/19	—	(470,001)
2,179,577	USD	2,865,000	CAD	RBC	02/28/19	—	(2,266)
2,056,145	USD	2,043,000	CHF	BCLY	02/28/19	—	(3,704)
1,766,954	USD	5,620,240,000	COP	MSC	03/20/19	—	(39,591)
2,067,340	USD	1,796,000	EUR	DEUT	02/28/19	6,790	—
1,037,801	USD	914,000	EUR	GSC	02/28/19	—	(10,831)
4,340,010	USD	3,305,000	GBP	BOA	02/28/19	—	(1,039)
258,380	USD	17,190,000	RUB	CSFB	03/20/19	—	(2,864)
3,150,649	USD	211,763,000	RUB	JPM	03/20/19	—	(67,605)
1,316,894	USD	19,012,000	ZAR	GSC	03/20/19	—	(108,448)
Total						$ 179,915	$ (733,488)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

The Hartford Inflation Plus Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
RUB	Russian Ruble
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CMBX.NA	Markit Commercial Mortgage Backed North American
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
ICE	Intercontinental Exchange, Inc.
MTA	Monthly Treasury Average Index

Other Abbreviations:
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
TBA	To Be Announced

The Hartford Inflation Plus Fund

Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$19,230,979	$—	$16,271,803	$2,959,176
Foreign Government Obligations	14,210,157	—	14,210,157	—
Senior Floating Rate Interests	28,203,284	—	28,203,284	—
U.S. Government Agencies	52,818,148	—	52,818,148	—
U.S. Government Securities	447,318,809	—	447,318,809	—
Short-Term Investments	22,119,339	22,119,339	—	—
Purchased Options	88,194	—	88,194	—
Bond Forward Contracts(2)	704,535	—	704,535	—
Foreign Currency Contracts(2)	179,915	—	179,915	—
Futures Contracts(2)	795,105	795,105	—	—
Swaps - Credit Default(2)	196,833	—	196,833	—
Swaps - Interest Rate(2)	2,064,773	—	2,064,773	—

Total	$587,930,071	$22,914,444	$562,056,451	$2,959,176

Liabilities
Foreign Currency Contracts(2)	$(733,488)	$—	$(733,488)	$—
Futures Contracts(2)	(570,719)	(570,719)	—	—
Swaps - Interest Rate(2)	(1,033,901)	—	(1,033,901)	—

Total	$(2,338,108)	$(570,719)	$(1,767,389)	$—

(1)	For the period ended January 31, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2019 is not presented.

Hartford International Equity Fund

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 94.5%
	Argentina - 0.6%
111,298	Grupo Financiero Galicia S.A. ADR	$4,063,490
33,484	Pampa Energia S.A. ADR*	1,193,705
41,427	YPF S.A. ADR	677,331

		5,934,526

	Australia - 2.0%
171,951	BHP Group Ltd.	4,390,408
74,429	Commonwealth Bank of Australia	3,792,393
518,503	Goodman Group REIT	4,412,934
355,602	Resolute Mining Ltd.	292,806
944,360	South32 Ltd.	2,416,390
419,243	Treasury Wine Estates Ltd.	4,718,164
343,306	Western Areas Ltd.	589,526

		20,612,621

	Austria - 0.0%
49,563	Zumtobel Group AG*(1)	447,882

	Belgium - 1.0%
26,458	Ageas	1,230,201
137,597	AGFA-Gevaert N.V.*	541,219
36,249	bpost S.A.	332,309
82,323	Groupe Bruxelles Lambert S.A.	7,756,660
28,166	Orange Belgium S.A.	539,033

		10,399,422

	Brazil - 2.2%
60,974	Azul S.A. ADR*	1,844,463
165,000	Banco do Brasil S.A.*	2,346,156
560,944	BR Malls Participacoes S.A.	2,237,809
291,000	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	1,357,181
144,417	Itau Unibanco Holding S.A. ADR	1,536,597
432,400	Kroton Educacional S.A.	1,355,103
399,900	Localiza Rent a Car S.A.	3,651,204
173,100	Lojas Renner S.A.	2,159,478
250,970	Petroleo Brasileiro S.A. ADR	4,090,811
122,900	Ultrapar Participacoes S.A.	1,927,473

		22,506,275

	Canada - 5.3%
221,432	Advantage Oil & Gas Ltd.*	345,474
227,276	ARC Resources Ltd.(1)	1,643,230
52,579	Bank of Montreal(1)	3,848,737
244,327	Barrick Gold Corp.	3,270,834
45,228	Cameco Corp.	547,989
47,632	Canadian National Railway Co.	3,974,922
137,970	Centerra Gold, Inc.*	699,327
66,751	CGI Group, Inc. Class A*	4,413,151
108,057	Descartes Systems Group, Inc.*	3,358,612
56,519	Eldorado Gold Corp*	211,946
594,446	Encana Corp.	4,080,751
24,133	Intact Financial Corp.	1,907,571
145,971	Kinross Gold Corp.*	490,463
29,621	Magna International, Inc.	1,567,673
42,043	Northern Dynasty Minerals Ltd.*(1)	32,637
151,350	Painted Pony Energy Ltd.*(1)	155,502
71,351	PrairieSky Royalty Ltd.(1)	1,030,665
72,886	Royal Bank of Canada	5,548,200
95,398	SEMAFO, Inc.*	215,634
182,446	Smart REIT(1)	4,623,807
870,595	StorageVault Canada, Inc.	1,788,962
81,466	Toronto-Dominion Bank	4,588,062
86,754	Tourmaline Oil Corp.	1,183,174
203,524	Trican Well Service Ltd.*(1)	206,010
505,249	Tricon Capital Group, Inc.	3,956,781

Hartford International Equity Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

90,808	Uranium Participation Corp.*	$330,349

		54,020,463

	Chile - 0.7%
489,117	Empresas COPEC S.A.	6,717,494

	China - 7.7%
1,480,760	361 Degrees International Ltd.	321,081
101,312	Alibaba Group Holding Ltd. ADR*	17,070,059
8,874,061	Bank of China Ltd. Class H	4,125,921
1,781,350	China BlueChemical Ltd. Class H	580,767
3,514,707	China Construction Bank Corp. Class H	3,166,052
3,612,718	China Longyuan Power Group Corp. Ltd. Class H	2,704,493
964,570	China Machinery Engineering Corp. Class H	475,292
1,711,657	China Railway Group Ltd. Class H	1,602,959
2,602,966	China Telecom Corp. Ltd. Class H	1,413,204
10,153,406	China Tower Corp. Ltd. Class H*(2)	2,180,439
993,773	CSPC Pharmaceutical Group Ltd.	1,714,449
1,928,580	Daphne International Holdings Ltd.*	61,173
1,264,340	Dongfeng Motor Group Co., Ltd. Class H	1,325,456
204,920	ENN Energy Holdings Ltd.	1,962,653
5,860,514	Industrial & Commercial Bank of China Ltd. Class H	4,552,821
228,789	Jiangsu Hengrui Medicine Co., Ltd. Class A	2,028,292
784,200	Jinyu Bio-Technology Co., Ltd. Class A	1,668,172
693,000	Kingsoft Corp. Ltd.	1,327,554
14,702	Kweichow Moutai Co., Ltd. Class A	1,518,537
307,680	Midea Group Co., Ltd. Class A	2,004,914
56,390	New Oriental Education & Technology Group, Inc. ADR*	4,344,286
1,419,940	PICC Property & Casualty Co., Ltd. Class H	1,470,434
218,640	Ping An Insurance Group Co. of China Ltd. Class H	2,128,582
170,162	Sunny Optical Technology Group Co., Ltd.	1,688,717
283,655	Tencent Holdings Ltd.	12,626,784
37,100	WuXi AppTec Co., Ltd. Class H*(2)	378,227
234,745	Wuxi Biologics Cayman, Inc.*(2)	2,029,876
30,016	YY, Inc. ADR*	2,084,011

		78,555,205

	Denmark - 0.4%
980	AP Moller - Maersk A/S Class B	1,310,638
40,582	D/S Norden A/S*	567,118
26,454	DSV A/S	2,111,249

		3,989,005

	Finland - 0.1%
121,152	Nokia Oyj	765,397

	France - 7.8%
63,232	Air France-KLM*	795,423
41,332	Airbus SE	4,763,925
76,544	Alstom S.A.	3,079,338
40,823	BNP Paribas S.A.	1,923,823
38,337	Capgemini SE	4,233,757
250,633	Cie de Saint-Gobain	8,648,840
10,577	Coface S.A.	97,142
140,076	Danone S.A.	10,193,577
80,745	Engie S.A.	1,294,449
14,469	EssilorLuxottica S.A.	1,832,919
9,928	L’Oreal S.A.	2,392,897
57,034	Maisons du Monde S.A.(2)	1,469,722
38,061	Metropole Television S.A.	581,787
29,395	Neopost S.A.	737,780
419,231	Orange S.A.	6,502,438
32,764	Pernod Ricard S.A.	5,435,979
79,132	Peugeot S.A.	1,990,597
5,479	Renault S.A.	387,721
90,690	Rexel S.A.	1,034,101
22,374	Safran S.A.	2,939,701
68,686	Schneider Electric SE	4,885,059

Hartford International Equity Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

44,672	Societe Generale S.A.	$1,392,850
1,418	Sopra Steria Group	143,381
86,040	Television Francaise	697,248
62,464	Total S.A.	3,424,346
10,890	Unibail-Rodamco-Westfield	1,958,584
60,363	Valeo S.A.	1,888,373
10,669	Vicat S.A.	533,526
42,943	Vinci S.A.	3,778,571

		79,037,854

	Germany - 4.8%
54,891	Allianz SE	11,646,356
16,829	Beiersdorf AG	1,684,613
101,127	CECONOMY AG	474,575
790,581	E.ON SE	8,788,395
16,912	Hamburger Hafen und Logistik AG	376,789
108,847	Infineon Technologies AG	2,421,135
59,148	Metro AG	1,000,955
36,575	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,162,086
14,123	Rheinmetall AG	1,466,960
40,458	RWE AG	1,006,256
12,969	Salzgitter AG	391,830
14,786	Volkswagen AG	2,521,998
166,681	Vonovia SE	8,377,151

		48,319,099

	Greece - 0.4%
208,977	Fourlis Holdings S.A.	1,042,348
155,524	Hellenic Telecommunications Organization S.A.	1,947,779
131,284	OPAP S.A.	1,284,405

		4,274,532

	Hong Kong - 2.7%
301,318	AIA Group Ltd.	2,720,753
556,895	AMVIG Holdings Ltd.	127,032
137,400	China Mobile Ltd.	1,445,082
3,874,190	China Unicom Hong Kong Ltd.	4,437,798
216,000	CST Group Ltd.*	688
58,380	Dah Sing Financial Holdings Ltd.	323,586
15,482,250	G-Resources Group Ltd.*	118,720
244,321	Health and Happiness H&H International Holdings Ltd.*	1,488,372
1,724,087	Hong Kong & China Gas Co., Ltd.	3,746,520
123,388	Hong Kong Exchanges & Clearing Ltd.	3,860,701
1,278,000	Kunlun Energy Co., Ltd.	1,365,324
3,062,210	Pacific Basin Shipping Ltd.	608,057
1,090,297	Sands China Ltd.	5,230,508
1,875,000	Sino Biopharmaceutical Ltd.	1,586,135

		27,059,276

	Hungary - 0.2%
451,908	Magyar Telekom Telecommunications plc	763,647
33,385	OTP Bank Nyrt	1,377,249

		2,140,896

	India - 1.5%
220,257	Allahabad Bank*	140,521
98,058	Bharat Financial Inclusion Ltd.*	1,308,700
172,581	Canara Bank*	610,245
212,750	Corp. Bank*	78,713
188,343	Havells India Ltd.	1,894,966
31,100	HDFC Bank Ltd. ADR	3,054,642
544,605	ICICI Bank Ltd.	2,797,679
193,875	ICICI Bank Ltd. ADR	1,979,464
89,433	Kotak Mahindra Bank Ltd.	1,582,599
749,047	Nava Bharat Ventures Ltd.	1,125,438
311,336	NTPC Ltd.	612,180

		15,185,147

Hartford International Equity Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Indonesia - 0.8%
972,900	Bank Central Asia Tbk PT	$1,968,093
2,710,500	Bank Mandiri Persero Tbk PT	1,452,622
3,789,157	Matahari Department Store Tbk PT	1,904,767
1,759,900	Semen Indonesia Persero Tbk PT	1,599,298
380,300	Unilever Indonesia Tbk PT	1,360,740

		8,285,520

	Ireland - 1.4%
561,769	Bank of Ireland Group plc	3,370,937
1,467,704	Cairn Homes plc*	2,183,913
125,419	CRH plc	3,610,133
1,932,461	Glenveagh Properties plc*(2)	1,791,634
1,164,647	Hibernia plc REIT	1,763,879
51,190	Smurfit Kappa Group plc	1,476,102

		14,196,598

	Israel - 0.2%
120,774	Teva Pharmaceutical Industries Ltd. ADR*	2,397,364

	Italy - 2.7%
96,562	Assicurazioni Generali S.p.A.	1,690,536
213,953	Banca Popolare dell’Emilia Romagna SC	725,069
268,768	Davide Campari-Milano S.p.A.	2,414,766
373,631	Eni S.p.A.	6,335,220
37,282	Ferrari N.V.	4,672,947
199,550	FinecoBank Banca Fineco S.p.A.	2,169,899
138,666	Geox S.p.A.	206,455
283,785	Leonardo S.p.A.	2,749,889
55,285	Moncler S.p.A.	2,080,632
220,625	Saipem S.p.A.*	1,048,854
296,634	UniCredit S.p.A.	3,429,229

		27,523,496

	Japan - 16.6%
38,380	Aisan Industry Co., Ltd.	265,670
180,477	Aozora Bank Ltd.	5,558,749
41,250	Avex, Inc.	554,715
14,590	Benesse Holdings, Inc.	380,910
36,980	Canon, Inc.	1,063,553
17,260	Cawachi Ltd.	338,872
37,396	Central Japan Railway Co.	8,082,107
65,180	Chiyoda Corp.	198,035
17,820	Chubu Steel Plate Co., Ltd.	99,745
146,860	Citizen Watch Co., Ltd.	783,921
8,800	CMIC Holdings Co., Ltd.	131,400
2,800	Cosel Co., Ltd.	27,892
73,560	Dai-ichi Life Holdings, Inc.	1,194,393
36,390	DeNA Co., Ltd.	643,887
105,695	East Japan Railway Co.	9,792,606
40,910	Eisai Co., Ltd.	3,176,518
12,950	Enplas Corp.	352,432
22,250	Exedy Corp.	561,074
31,275	Fuji Media Holdings, Inc.	462,724
18,655	Fujitsu Ltd.	1,252,037
68,410	Funai Electric Co., Ltd.*	368,682
15,505	Gendai Agency, Inc.	68,236
177,470	Gree, Inc.	805,716
22,680	Hisaka Works Ltd.	173,066
97,770	Hitachi Metals Ltd.	1,099,913
87,120	Honda Motor Co., Ltd.	2,615,513
25,310	Honeys Holdings Co., Ltd.	217,938
31,590	Hosiden Corp.	240,277
50,300	Ibiden Co., Ltd.	733,259
43,170	Ichiyoshi Securities Co., Ltd.	358,345
116,100	Inpex Corp.	1,116,002
38,920	Japan Petroleum Exploration Co., Ltd.	730,210
625,847	Japan Post Bank Co., Ltd.	7,284,145

Hartford International Equity Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

20,070	Japan Steel Works Ltd.	$371,383
35,900	Japan Tobacco, Inc.	908,835
59,960	JGC Corp.	919,942
72,540	JSR Corp.	1,172,857
99,914	KDDI Corp.	2,496,314
41,300	Keihin Corp.	739,331
71,010	Komatsu Ltd.	1,869,844
43,360	Kyoei Steel Ltd.	707,939
33,610	Maxell Holdings Ltd.	479,331
7,080	Melco Holdings, Inc.	229,154
16,120	Miraial Co., Ltd.	169,282
54,400	Mitsubishi Estate Co., Ltd.	963,504
36,521	Mitsubishi Heavy Industries Ltd.	1,412,108
946,959	Mitsubishi UFJ Financial Group, Inc.	5,079,410
103,080	Mitsui Fudosan Co., Ltd.	2,504,313
1,186,220	Mizuho Financial Group, Inc.	1,947,011
65,220	Nakayama Steel Works Ltd.	302,787
29,950	Neturen Co., Ltd.	237,327
242,920	Nexon Co., Ltd.*	3,695,656
183,600	NGK Insulators Ltd.	2,823,468
77,804	Nichicon Corp.	618,264
2,745	Nidec Corp.	330,108
37,030	Nikon Corp.	633,154
7,915	Nintendo Co., Ltd.	2,400,524
59,434	Nippon Television Holdings, Inc.	933,667
163,700	Nipro Corp.	2,196,865
35,230	Nishimatsuya Chain Co., Ltd.	290,450
545,711	Nissan Motor Co., Ltd.	4,660,369
43,372	Nissin Kogyo Co., Ltd.	590,713
64,160	NOK Corp.	1,036,239
208,500	Nomura Holdings, Inc.	814,155
285,799	NTT DOCOMO, Inc.	6,866,832
191,526	Ono Pharmaceutical Co., Ltd.	4,184,087
16,440	Pacific Metals Co., Ltd.	441,908
16,928	PAL GROUP Holdings Co., Ltd.	466,441
10,340	Proto Corp.	144,183
18,400	Relia, Inc.	160,491
27,250	Sanyo Shokai Ltd.	440,341
41,225	SCREEN Holdings Co., Ltd.	1,766,416
97,823	Secom Co., Ltd.	8,189,930
80,310	Seven & i Holdings Co., Ltd.	3,496,937
10,140	Shimamura Co., Ltd.	878,081
66,059	Shin-Etsu Chemical Co., Ltd.	5,569,870
31,380	Shinko Electric Industries Co., Ltd.	216,368
74,955	SoftBank Group Corp.	5,903,735
83,601	Sony Corp.	4,188,990
58,700	Sony Financial Holdings, Inc.	1,116,991
172,082	Sumitomo Mitsui Financial Group, Inc.	6,401,789
35,990	Sumitomo Mitsui Trust Holdings, Inc.	1,363,278
43,210	Sumitomo Riko Co., Ltd.	387,490
267,155	T&D Holdings, Inc.	3,316,484
12,750	Tachi-S Co., Ltd.	175,193
52,380	Takeda Pharmaceutical Co., Ltd.	2,114,750
16,300	THK Co., Ltd.	389,420
89,790	Tochigi Bank Ltd.	197,029
42,780	Tokai Rika Co., Ltd.	761,155
80,782	Tokio Marine Holdings, Inc.	3,955,547
20,810	Tokyo Seimitsu Co., Ltd.	609,432
96,850	Tokyo Steel Manufacturing Co., Ltd.	817,770
60,380	Toppan Forms Co., Ltd.	506,288
19,036	Toshiba Machine Co., Ltd.	382,963
49,280	Toyo Engineering Corp.*	320,105
232,275	Toyo Tire & Rubber Co., Ltd.	3,265,213
43,950	Toyoda Gosei Co., Ltd.	961,577
20,520	TV Asahi Holdings Corp.	379,988
27,800	Unipres Corp.	537,995

Hartford International Equity Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

62,380	Ushio, Inc.	$710,290
42,740	Xebio Holdings Co., Ltd.	500,850
527,360	Yahoo Japan Corp.	1,425,429
31,600	Yamato Kogyo Co., Ltd.	825,209

		168,603,691

	Malaysia - 1.4%
1,217,819	Kuala Lumpur Kepong Bhd	7,337,835
1,112,537	Public Bank Bhd	6,739,153

		14,076,988

	Netherlands - 4.8%
39,818	AerCap Holdings N.V.*	1,881,799
72,466	Akzo Nobel N.V.	6,236,937
11,528	ASML Holding N.V.	2,015,872
42,246	Fugro N.V.*(1)	465,896
15,433	Heineken N.V.	1,386,177
343,969	ING Groep N.V.	4,081,470
35,494	InterXion Holding N.V.*	2,131,060
181,029	Koninklijke Philips N.V.	7,137,081
179,909	NN Group N.V.	7,597,079
295,287	PostNL N.V.	762,963
370,353	Royal Dutch Shell plc Class A	11,474,337
108,609	Royal Dutch Shell plc Class B	3,372,162

		48,542,833

	New Zealand - 0.2%
292,592	a2 Milk Co., Ltd.(1)	2,580,580

	Norway - 0.2%
43,206	Yara International ASA	1,786,617

	Portugal - 0.2%
126,232	CTT-Correios de Portugal S.A.	454,503
128,891	Galp Energia SGPS S.A.	2,013,859

		2,468,362

	Russia - 2.4%
293,644	Gazprom PJSC ADR	1,435,689
75,705	LUKOIL PJSC ADR	6,078,918
701,281	Sberbank of Russia PJSC	2,337,603
219,020	Sberbank of Russia PJSC ADR	2,978,399
232,370	Surgutneftegas PJSC ADR	961,871
306,557	Yandex N.V. Class A*	10,294,184

		24,086,664

	South Africa - 1.1%
21,650	Anglo American Platinum Ltd.	1,045,042
258,602	Gold Fields Ltd.	1,049,410
66,421	Harmony Gold Mining Co., Ltd. ADR*	131,514
155,188	Impala Platinum Holdings Ltd.*	455,804
689,950	Nampak Ltd.*	727,208
10,431	Naspers Ltd. Class N	2,412,938
218,254	Raubex Group Ltd.	307,542
344,901	Standard Bank Group Ltd.	5,095,810

		11,225,268

	South Korea - 3.2%
21,171	CJ CGV Co., Ltd.	814,174
13,347	CJ CheilJedang Corp.	4,114,262
13,569	CJ ENM Co., Ltd.	2,593,703
27,429	Dentium Co., Ltd.	1,808,005
33,826	Hyundai Engineering & Construction Co., Ltd.	1,900,705
57,641	Kangwon Land, Inc.	1,763,549
25,676	KB Financial Group, Inc.	1,103,229
37,142	Kia Motors Corp.	1,214,472
44,038	KT Corp.	1,132,009
1,733	LG Household & Health Care Ltd.	1,971,765
3,720	NCSoft Corp.	1,566,430

Hartford International Equity Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

11,415	NHN Entertainment Corp.*	$608,473
196,538	Samsung Electronics Co., Ltd.	8,194,476
27,928	Shinhan Financial Group Co., Ltd.*	1,080,201
28,434	SK Hynix, Inc.	1,901,374
82,028	Tongyang Life Insurance Co., Ltd.	362,888

		32,129,715

	Spain - 1.2%
312,578	CaixaBank S.A.	1,182,169
88,703	Cellnex Telecom S.A.*(2)	2,499,617
590,823	Iberdrola S.A.	4,883,360
124,278	Metrovacesa S.A.*(2)	1,509,257
132,334	Neinor Homes S.A.*(2)	1,897,181
561,677	Unicaja Banco S.A.(2)	658,831

		12,630,415

	Sweden - 0.7%
110,254	Assa Abloy AB Class B	2,054,484
2,210	Klarna Holding AB*(3)(4)(5)	275,507
179,939	Qliro Group AB*	212,520
265,150	SAS AB*	716,854
18,117	Spotify Technology S.A.*	2,453,948
110,945	Telefonaktiebolaget LM Ericsson Class B	988,905

		6,702,218

	Switzerland - 6.8%
31,316	Adecco Group AG	1,569,276
79,666	GAM Holding AG	347,744
11,144	Geberit AG	4,356,539
79,472	Julius Baer Group Ltd.*	3,194,157
27,157	Kuehne + Nagel International AG	3,672,469
31,257	LafargeHolcim Ltd.*	1,469,947
78,232	Nestle S.A.	6,820,570
165,822	Novartis AG	14,476,387
12,952	Roche Holding AG	3,445,694
26,137	Schindler Holding AG	5,559,860
89,759	Swiss Prime Site AG	7,603,752
13,445	Swisscom AG	6,444,219
16,444	Temenos AG*	2,219,682
606,814	UBS Group AG*	7,866,553

		69,046,849

	Taiwan - 3.7%
1,132,350	Acer, Inc.*	738,271
77,800	ASPEED Technology, Inc.	1,610,862
3,813,165	Cathay Financial Holding Co., Ltd.	5,483,619
1,649,964	Chunghwa Telecom Co., Ltd.	5,788,052
1,726,110	Compal Electronics, Inc.	1,035,113
1,046,802	Formosa Chemicals & Fibre Corp.	3,643,018
1,376,704	Formosa Plastics Corp.	4,607,157
61,740	MediaTek, Inc.	500,275
2,246,237	Nan Ya Plastics Corp.	5,612,618
430,000	PChome Online, Inc.*	1,922,812
1,635,102	Shin Kong Financial Holding Co., Ltd.	469,676
44,910	Simplo Technology Co., Ltd.	329,750
639,050	Taiwan Semiconductor Manufacturing Co., Ltd.	4,740,450
115,626	Yageo Corp.	1,264,297

		37,745,970

	Thailand - 0.5%
2,134,500	CP ALL PCL	5,311,911

	United Kingdom - 8.8%
253,222	Acacia Mining plc*	647,977
193,216	Anglo American plc	4,937,785
157,096	AstraZeneca plc	11,380,328
1,082,914	Aviva plc	5,889,546
134,040	Babcock International Group plc	933,599

Hartford International Equity Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

321,461	BAE Systems plc	$2,162,587
119,532	BHP Group plc	2,670,667
500,502	BP plc	3,419,001
81,906	British Land Co. plc REIT	617,006
440,936	BT Group plc	1,344,590
660,053	Centrica plc	1,186,145
1,661,527	Cobham plc*	2,352,336
78,739	Diageo plc	3,005,185
315,798	Firstgroup plc*	383,775
32,699	Go-Ahead Group plc	771,555
832,827	Grainger plc	2,494,482
170,176	Halfords Group plc	516,938
261,179	Hays plc	517,886
378,703	HSBC Holdings plc	3,188,773
319,792	J Sainsbury plc	1,197,445
214,954	Just Eat plc*	1,964,350
307,025	Kingfisher plc	896,928
55,361	Land Securities Group plc REIT	629,585
7,050,794	Lloyds Banking Group plc	5,375,275
247,358	Marks & Spencer Group plc	935,898
475,485	National Grid plc	5,177,743
667,637	Petra Diamonds Ltd.*	288,446
1,221,816	Serco Group plc*	1,769,196
287,853	SIG plc	450,551
137,897	Smith & Nephew plc	2,597,801
182,376	Standard Chartered plc	1,470,883
76,849	SThree plc	276,179
71,367	Ultra Electronics Holdings plc	1,201,500
99,985	Unilever N.V.	5,354,214
222,047	Unilever plc	11,665,028

		89,671,183

	United States - 0.2%
727,000	Allstar Co.*(3)(4)(5)	152,670
202,061	DraftKings, Inc.*(3)(4)(5)	515,167
5,907	JAND, Inc. Class A*(3)(4)(5)	77,913
16,188	Tory Burch LLC*(3)(4)(5)	901,502
1,485	WeWork Companies, Inc. Class A*(3)(4)(5)	100,980

		1,748,232

	Total Common Stocks (cost $974,472,626)	$960,725,568

Preferred Stocks - 1.9%
	Brazil - 0.6%
85,900	Cia Paranaense de Energia	$831,633
338,812	Itau Unibanco Holding S.A.	3,602,525
29,200	Telefonica Brasil S.A.	389,819
640,100	Usinas Siderurgicas de Minas Gerais S.A. Class A	1,721,699

		6,545,676

	United States - 1.3%
5,648	Airbnb, Inc. Series E*(3)(4)(5)	618,908
225,050	Coupang LLC (3)(4)(5)	1,282,965
243,469	Essence Group Holdings Corp. Series 3(3)(4)(5)	545,371
13,190	JAND, Inc. Series D(3)(4)(5)	179,516
38,688	Lookout, Inc. Series F(3)(4)(5)	285,904
51,890	MarkLogic Corp. Series F(3)(4)(5)	518,900
249,735	Pinterest, Inc. Series G*(3)(4)(5)	1,216,209
15,711	Rubicon Global Holdings LLC Series C(3)(4)(5)	418,541
129,258	Uber Technologies, Inc. Series D*(3)(4)(5)	5,616,260
20,282	WeWork Companies, Inc. Class D-1(3)(4)(5)	1,379,176
15,935	WeWork Companies, Inc. Class D-2(3)(4)(5)	1,083,580

		13,145,330

	Total Preferred Stocks (cost $13,064,966)	$19,691,006

Hartford International Equity Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Escrows - 0.0%(6)
	United States - 0.0%
75,898	Birst, Inc.*(3)(4)(5)		$3,947
75,898	Birst, Inc. Earnout*(3)(4)(5)		—
198,151	Lithium Technology Corp.*(3)(4)(5)		1,981
46,766	One Kings Lane, Inc.*(3)(4)(5)		8,418
28,813	Veracode, Inc.*(3)(4)(5)		15,674

			30,020

	Total Escrows (cost $—)		$30,020

Convertible Preferred Stocks - 0.1%
	United States - 0.1%
13,926	Honest Co., Inc. Series C(3)(4)(5)		432,263

	Total Convertible Preferred Stocks (cost $376,800)		$432,263

Warrants - 0.0%
	Germany - 0.0%
50,374	Vinhomes JSC Expires 5/23/28*		173,711

	Total Warrants (cost $206,338)		$173,711

	Total Long-Term Investments (cost $988,120,730)		$981,052,568

Short-Term Investments - 3.9%
	Other Investment Pools & Funds - 3.2%
32,712,839	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.29%(7)		32,712,839

	Securities Lending Collateral - 0.7%
346,676	Citibank NA DDCA, 2.39%, 2/1/2019(7)		346,676
3,850,960	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(7)		3,850,960
1,533,731	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(7)		1,533,731
210,398	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(7)		210,398
898,572	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(7)		898,572
93,174	Western Asset Institutional Government Class A Fund, Institutional Class, 2.25%(7)		93,174

			6,933,511

	Total Short-Term Investments (cost $39,646,350)		$39,646,350

	Total Investments (cost $1,027,767,080)	100.4%	$1,020,698,918
	Other Assets and Liabilities	(0.4)%	(4,477,477)

	Total Net Assets	100.0%	$1,016,221,441

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.

Hartford International Equity Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $14,414,784, representing 1.4% of net assets.

(3)	Investment valued using significant unobservable inputs.
(4)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2019, the aggregate fair value of these securities was $15,631,352, which represented 1.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(5)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $15,631,352 or 1.5% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
06/2015	Airbnb, Inc.Series E Preferred	5,648	$525,797	$618,908
08/2011	Allstar Co.	727,000	316,259	152,670
03/2015	Birst, Inc.	75,898	—	3,947
03/2015	Birst, Inc. Earnout	75,898	—	—
11/2014	Coupang LLC Preferred	225,050	700,608	1,282,965
12/2014	DraftKings, Inc.	202,061	298,156	515,167
05/2014	Essence Group Holdings Corp. Series 3 Preferred	243,469	384,997	545,371
08/2014	Honest Co., Inc. Series C Convertible Preferred	13,926	376,800	432,263
04/2015	JAND, Inc. Class A	5,907	67,844	77,913
04/2015	JAND, Inc. Series D Preferred	13,190	151,491	179,516
08/2015	Klarna Holding AB	2,210	242,394	275,507
08/2013	Lithium Technology Corp.	198,151	—	1,981
07/2014	Lookout, Inc. Series F Preferred	38,688	441,937	285,904
04/2015	MarkLogic Corp. Series F Preferred	51,890	602,661	518,900
08/2014	One Kings Lane, Inc.	46,766	—	8,418
03/2015	Pinterest, Inc. Series G Preferred	249,735	1,792,871	1,216,209
09/2015	Rubicon Global Holdings LLC Series C Preferred	15,711	313,599	418,541
11/2013	Tory Burch LLC	16,188	1,268,749	901,502
06/2014	Uber Technologies, Inc. Series D Preferred	129,258	2,005,186	5,616,260
04/2017	Veracode, Inc.	28,813	—	15,674
12/2014	WeWork Companies, Inc. Class A	1,485	24,727	100,980
12/2014	WeWork Companies, Inc. Class D-1 Preferred	20,282	337,719	1,379,176
12/2014	WeWork Companies, Inc. Class D-2 Preferred	15,935	265,336	1,083,580

			$10,117,131	$15,631,352

(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(7)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P/TSX 60 Index Future	100	03/14/2019	$14,122,303	$671,055
SPI 200 Future	128	03/21/2019	13,500,569	194,721

Total				$865,776

Total futures contracts				$865,776

Hartford International Equity Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poor

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
JSC	Joint Stock Company
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

Hartford International Equity Fund

Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$5,934,526	$5,934,526	$—	$—
Australia	20,612,621	—	20,612,621	—
Austria	447,882	447,882	—	—
Belgium	10,399,422	539,033	9,860,389	—
Brazil	22,506,275	22,506,275	—	—
Canada	54,020,463	54,020,463	—	—
Chile	6,717,494	—	6,717,494	—
China	78,555,205	23,876,583	54,678,622	—
Denmark	3,989,005	—	3,989,005	—
Finland	765,397	—	765,397	—
France	79,037,854	697,248	78,340,606	—
Germany	48,319,099	474,575	47,844,524	—
Greece	4,274,532	—	4,274,532	—
Hong Kong	27,059,276	127,720	26,931,556	—
Hungary	2,140,896	—	2,140,896	—
India	15,185,147	5,034,106	10,151,041	—
Indonesia	8,285,520	—	8,285,520	—
Ireland	14,196,598	4,435,020	9,761,578	—
Israel	2,397,364	2,397,364	—	—
Italy	27,523,496	2,184,737	25,338,759	—
Japan	168,603,691	—	168,603,691	—
Malaysia	14,076,988	7,337,835	6,739,153	—
Netherlands	48,542,833	4,012,859	44,529,974	—
New Zealand	2,580,580	—	2,580,580	—
Norway	1,786,617	—	1,786,617	—
Portugal	2,468,362	—	2,468,362	—
Russia	24,086,664	10,294,184	13,792,480	—
South Africa	11,225,268	1,166,264	10,059,004	—
South Korea	32,129,715	—	32,129,715	—
Spain	12,630,415	1,534,112	11,096,303	—
Sweden	6,702,218	2,453,948	3,972,763	275,507
Switzerland	69,046,849	—	69,046,849	—
Taiwan	37,745,970	—	37,745,970	—
Thailand	5,311,911	5,311,911	—	—
United Kingdom	89,671,183	4,270,291	85,400,892	—
United States	1,748,232	—	—	1,748,232
Preferred Stocks	19,691,006	6,545,676	—	13,145,330
Escrows	30,020	—	—	30,020
Convertible Preferred Stocks	432,263	—	—	432,263
Warrants	173,711	—	173,711	—
Short-Term Investments	39,646,350	39,646,350	—	—
Futures Contracts(2)	865,776	865,776	—	—

Total	$1,021,564,694	$206,114,738	$799,818,604	$15,631,352

(1) For the period ended January 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford International Equity Fund

Schedule of Investments January 31, 2019 (Unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended January 31, 2019:

	Common Stocks	Preferred Stocks	Convertible Preferred Stocks	Escrows	Rights	Total

Beginning balance	$2,811,496	$12,869,558	$426,135	$44,450	$1	$16,151,640

Purchases	-	-	-	-	-	-

Sales	(559,575)	-	-	(16,033)	(21,594)	(597,202)

Accrued discounts/(premiums)	-	-	-	-	-	-

Total realized gain/(loss)	(163,225)	-	-	16,032	21,593	(125,600)

Net change in unrealized appreciation/depreciation	(64,957)	275,772	6,128	(14,429)	-	202,514

Transfers into Level 3	-	-	-	-	-	-

Transfers out of Level 3	-	-	-	-	-	-

Ending balance	$2,023,739	$13,145,330	$432,263	$30,020	$-	$15,631,352

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at January 31, 2019 was $202,514.

The Hartford International Growth Fund

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.0%
	Australia - 3.0%
66,391	Aristocrat Leisure Ltd.	$1,194,082
511,184	Qantas Airways Ltd.	2,026,614
452,076	South32 Ltd.	1,156,754
448,687	Treasury Wine Estates Ltd.	5,049,528

		9,426,978

	Brazil - 0.6%
284,570	BR Malls Participacoes S.A.	1,135,252
31,891	Pagseguro Digital Ltd. Class A*(1)	687,889

		1,823,141

	Canada - 3.0%
61,682	Canadian National Railway Co.	5,149,706
311,113	Encana Corp.	2,135,728
100,382	First Quantum Minerals Ltd.	1,162,000
15,277	Magna International, Inc.	808,526

		9,255,960

	China - 11.7%
65,877	Alibaba Group Holding Ltd. ADR*	11,099,616
1,337,000	China Longyuan Power Group Corp. Ltd. Class H	1,000,883
17,034,000	China Tower Corp. Ltd. Class H*(2)	3,658,044
104,100	ENN Energy Holdings Ltd.	997,034
14,710	New Oriental Education & Technology Group, Inc. ADR*	1,133,258
718,833	PICC Property & Casualty Co., Ltd. Class H	744,395
347,931	Ping An Insurance Group Co. of China Ltd. Class H	3,387,302
175,500	Shenzhou International Group Holdings Ltd.	2,066,573
74,670	Sunny Optical Technology Group Co., Ltd.	741,038
260,440	Tencent Holdings Ltd.	11,593,378
16,700	WuXi AppTec Co., Ltd. Class H*(2)	170,253

		36,591,774

	Denmark - 0.4%
14,289	DSV A/S	1,140,381

	France - 10.6%
50,466	Airbus SE	5,816,710
45,045	Alstom S.A.	1,812,144
14,795	BNP Paribas S.A.	697,229
19,504	Capgemini SE	2,153,930
31,161	Cie de Saint-Gobain	1,075,303
55,128	Edenred	2,232,509
7,323	EssilorLuxottica S.A.	927,671
4,642	Kering S.A.	2,328,067
6,718	L’Oreal S.A.	1,619,206
10,177	LVMH Moet Hennessy Louis Vuitton SE	3,264,783
40,321	Peugeot S.A.	1,014,291
42,359	Safran S.A.	5,565,513
22,058	Schneider Electric SE	1,568,801
21,215	Total S.A.	1,163,030
5,525	Unibail-Rodamco-Westfield	993,680
30,866	Valeo S.A.	965,600

		33,198,467

	Germany - 3.9%
17,934	adidas AG	4,267,236
19,138	Beiersdorf AG	1,915,748
138,676	E.ON SE	1,541,575
57,980	Infineon Technologies AG	1,289,676
42,905	Siemens Healthineers AG*(2)	1,693,098
5,799	Volkswagen AG	989,116
17,897	Zalando SE*(2)	546,098

		12,242,547

The Hartford International Growth Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Hong Kong - 3.4%
688,158	AIA Group Ltd.	$6,213,726
1,302,000	China Unicom Hong Kong Ltd.	1,491,412
430,000	Guangdong Investment Ltd.	821,162
261,895	Sands China Ltd.	1,256,395
171,695	Techtronic Industries Co., Ltd.	1,002,278

		10,784,973

	India - 1.4%
93,810	HDFC Bank Ltd.	2,743,534
9,074	HDFC Bank Ltd. ADR	891,248
76,164	ICICI Bank Ltd. ADR	777,634

		4,412,416

	Indonesia - 0.6%
6,846,400	Telekomunikasi Indonesia Persero Tbk PT	1,910,684

	Ireland - 2.0%
133,832	Experian plc	3,360,196
19,641	ICON plc*	2,747,383

		6,107,579

	Israel - 0.4%
63,116	Teva Pharmaceutical Industries Ltd. ADR*	1,252,853

	Italy - 2.7%
132,226	Davide Campari-Milano S.p.A.	1,187,994
121,409	Eni S.p.A.	2,058,589
18,554	Ferrari N.V.	2,326,494
90,192	FinecoBank Banca Fineco S.p.A.	980,744
21,449	Moncler S.p.A.	807,226
82,909	UniCredit S.p.A.	958,467

		8,319,514

	Japan - 10.0%
42,400	Bandai Namco Holdings, Inc.	1,873,092
18,050	Eisai Co., Ltd.	1,401,519
55,100	Hoya Corp.	3,197,858
47,360	KDDI Corp.	1,183,272
6,330	Keyence Corp.	3,257,514
35,230	Komatsu Ltd.	927,681
49,670	Mitsui Fudosan Co., Ltd.	1,206,725
69,200	Nexon Co., Ltd.*	1,052,772
6,745	Nidec Corp.	811,141
4,085	Nintendo Co., Ltd.	1,238,931
47,530	Ono Pharmaceutical Co., Ltd.	1,038,343
41,750	Seven & i Holdings Co., Ltd.	1,817,919
10,815	Shin-Etsu Chemical Co., Ltd.	911,884
14,780	SoftBank Group Corp.	1,164,128
121,726	Sony Corp.	6,099,316
58,450	Sumitomo Mitsui Financial Group, Inc.	2,174,455
40,940	Tokio Marine Holdings, Inc.	2,004,655

		31,361,205

	Netherlands - 5.5%
20,289	AerCap Holdings N.V.*	958,858
6,416	ASML Holding N.V.	1,121,950
12,522	Heineken N.V.	1,124,714
180,611	ING Groep N.V.	2,143,096
18,528	InterXion Holding N.V.*	1,112,421
129,509	Koninklijke Philips N.V.	5,105,901
61,000	QIAGEN N.V.*	2,252,959
56,548	Wolters Kluwer N.V.	3,516,773

		17,336,672

	New Zealand - 0.4%
136,958	a2 Milk Co., Ltd.(1)	1,207,931

	Portugal - 0.3%
70,443	Galp Energia SGPS S.A.	1,100,637

The Hartford International Growth Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Russia - 0.4%
35,865	Yandex N.V. Class A*	$1,204,347

	Singapore - 0.7%
124,910	DBS Group Holdings Ltd.	2,226,215

	South Korea - 1.5%
4,296	NCSoft Corp.	1,808,974
66,650	Samsung Electronics Co., Ltd.	2,778,912

		4,587,886

	Spain - 1.2%
111,590	Cellnex Telecom S.A.*(2)	3,144,563
25,090	Industria de Diseno Textil S.A.	701,848

		3,846,411

	Sweden - 2.5%
79,672	Alfa Laval AB	1,806,310
61,481	Assa Abloy AB Class B	1,145,643
40,838	Atlas Copco AB Class A	1,065,436
177,452	Epiroc AB Class A*	1,703,952
8,362	Spotify Technology S.A.*	1,132,633
49,494	Trelleborg AB Class B	833,694

		7,687,668

	Switzerland - 10.7%
34,916	ABB Ltd.	668,317
10,822	Cie Financiere Richemont S.A.	745,938
25,843	Julius Baer Group Ltd.*	1,038,688
126,639	Nestle S.A.	11,040,880
90,176	Novartis AG	7,872,434
3,331	Partners Group Holding AG	2,291,074
18,137	Roche Holding AG	4,825,089
21,625	Temenos AG*	2,919,036
167,800	UBS Group AG*	2,175,308

		33,576,764

	Taiwan - 2.8%
1,178,949	Taiwan Semiconductor Manufacturing Co., Ltd.	8,745,402

	United Kingdom - 14.4%
65,623	Anglo American plc	1,677,046
16,059	Aon plc	2,508,897
96,976	AstraZeneca plc	7,025,123
161,143	BAE Systems plc	1,084,069
60,694	BHP Group plc	1,356,068
169,324	Compass Group plc	3,623,287
162,890	Diageo plc	6,216,927
421,686	Grainger plc	1,263,033
59,854	IHS Markit Ltd.*	3,107,620
107,503	Just Eat plc*	982,413
38,096	Prudential plc	745,010
48,207	Reckitt Benckiser Group plc	3,709,271
203,098	Smith & Nephew plc	3,826,104
146,782	Unilever N.V.	7,860,202

		44,985,070

	United States - 2.9%
17,721	Accenture plc Class A	2,721,060
29,350	Amdocs Ltd.	1,640,078
32,142	Medtronic plc	2,841,031
21,216	Waste Connections, Inc.	1,770,489

		8,972,658

	Total Common Stocks (cost $296,145,040)	$303,306,133

Exchange-Traded Funds - 0.3%
	Other Investment Pools & Funds - 0.3%
22,204	iShares MSCI ACWI ex U.S. ETF(1)	1,001,844

The Hartford International Growth Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Total Exchange-Traded Funds (cost $1,011,666)		$1,001,844

	Total Long-Term Investments (cost $297,156,706)		$304,307,977

Short-Term Investments - 2.6%
	Other Investment Pools & Funds - 2.5%
7,772,326	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(3)		$7,772,326

	Securities Lending Collateral - 0.1%
20,419	Citibank NA DDCA, 2.39%, 2/1/2019(3)		20,419
226,823	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(3)		226,823
90,337	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(3)		90,337
12,393	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(3)		12,393
52,926	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(3)		52,926
5,488	Western Asset Institutional Government Class A Fund, Institutional Class, 2.25%(3)		5,488

			408,386

	Total Short-Term Investments (cost $8,180,712)		$8,180,712

	Total Investments (cost $305,337,418)	99.9%	$312,488,689
	Other Assets and Liabilities	0.1%	208,182

	Total Net Assets	100.0%	$312,696,871

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $9,212,056, representing 2.9% of net assets.

(3)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
PT	Perseroan Terbatas

The Hartford International Growth Fund

Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$9,426,978	$—	$9,426,978	$—
Brazil	1,823,141	1,823,141	—	—
Canada	9,255,960	9,255,960	—	—
China	36,591,774	12,403,127	24,188,647	—
Denmark	1,140,381	—	1,140,381	—
France	33,198,467	—	33,198,467	—
Germany	12,242,547	—	12,242,547	—
Hong Kong	10,784,973	—	10,784,973	—
India	4,412,416	1,668,882	2,743,534	—
Indonesia	1,910,684	—	1,910,684	—
Ireland	6,107,579	2,747,383	3,360,196	—
Israel	1,252,853	1,252,853	—	—
Italy	8,319,514	1,152,488	7,167,026	—
Japan	31,361,205	—	31,361,205	—
Netherlands	17,336,672	2,071,279	15,265,393	—
New Zealand	1,207,931	—	1,207,931	—
Portugal	1,100,637	—	1,100,637	—
Russia	1,204,347	1,204,347	—	—
Singapore	2,226,215	—	2,226,215	—
South Korea	4,587,886	—	4,587,886	—
Spain	3,846,411	—	3,846,411	—
Sweden	7,687,668	1,132,633	6,555,035	—
Switzerland	33,576,764	—	33,576,764	—
Taiwan	8,745,402	—	8,745,402	—
United Kingdom	44,985,070	5,616,517	39,368,553	—
United States	8,972,658	8,972,658	—	—
Exchange-Traded Funds	1,001,844	1,001,844	—	—
Short-Term Investments	8,180,712	8,180,712	—	—

Total	$312,488,689	$58,483,824	$254,004,865	$—

(1) For the period ended January 31, 2019, there were no transfers in and out of Level 3.

The Hartford International Opportunities Fund

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.4%
	Australia - 0.8%
2,519,387	Treasury Wine Estates Ltd.	$28,353,205

	Canada - 5.2%
772,686	Canadian National Railway Co.	64,481,160
5,912,162	Encana Corp.	40,585,792
216,883	Magna International, Inc.	11,478,400
1,573,798	TransCanada Corp.	66,930,882

		183,476,234

	China - 13.0%
123,769	58.com, Inc. ADR*	7,846,955
506,949	Alibaba Group Holding Ltd. ADR*	85,415,837
29,285	BeiGene Ltd. ADR*	3,791,822
4,861,974	China Merchants Bank Co., Ltd. Class H	21,435,237
287,300	China National Accord Medicines Corp. Ltd. Class A	1,682,883
357,670,801	China Tower Corp. Ltd. Class H*(1)	76,809,647
3,395,749	ENN Energy Holdings Ltd.	32,523,306
4,278,000	Kingdee International Software Group Co., Ltd.	4,134,737
621,238	New Oriental Education & Technology Group, Inc. ADR*	47,860,175
1,011,570	NIO, Inc. ADR*(2)	7,971,172
6,189,535	Ping An Insurance Group Co. of China Ltd. Class H(2)	60,258,579
927,217	Sunny Optical Technology Group Co., Ltd.	9,201,862
2,116,687	Tencent Holdings Ltd.	94,223,438
852,000	WuXi AppTec Co., Ltd. Class H*(1)	8,685,956

		461,841,606

	Denmark - 0.5%
207,752	DSV A/S	16,580,333

	Finland - 0.3%
137,086	Neste Oyj	12,559,840

	France - 11.9%
377,012	Airbus SE	43,454,394
290,245	Capgemini SE	32,053,285
526,302	Cie Generale des Etablissements Michelin SCA	57,167,915
174,225	EssilorLuxottica S.A.	22,070,661
8,537,874	Natixis S.A.	43,765,834
585,794	Safran S.A.	76,966,969
1,781,609	Total S.A.	97,669,802
104,042	Unibail-Rodamco-Westfield	18,712,123
1,004,057	Valeo S.A.	31,410,532

		423,271,515

	Germany - 6.1%
316,410	Allianz SE	67,133,473
299,399	Beiersdorf AG	29,970,380
3,337,124	E.ON SE	37,096,721
1,657,609	Vonovia SE	83,309,082

		217,509,656

	Hong Kong - 1.1%
4,490,419	AIA Group Ltd.	40,546,263

	India - 1.9%
1,871,023	HDFC Bank Ltd.	54,719,267
4,588,174	Power Grid Corp. of India Ltd.	12,191,232

		66,910,499

	Israel - 0.8%
1,390,033	Teva Pharmaceutical Industries Ltd. ADR*	27,592,155

	Italy - 2.3%
338,847	Banca Generali S.p.A.	7,993,711
383,700	Ferrari N.V.	47,774,527
1,063,933	FinecoBank Banca Fineco S.p.A.	11,569,164

The Hartford International Opportunities Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

2,062,641	Pirelli & C. S.p.A.*(1)	$13,482,141

		80,819,543

	Japan - 13.9%
98,900	Daikin Industries Ltd.	10,705,048
990,120	Daiwa House Industry Co., Ltd.	32,101,008
209,600	Eisai Co., Ltd.	16,274,703
126,990	FANUC Corp.	21,598,664
38,680	Keyence Corp.	19,905,312
616,600	Komatsu Ltd.	16,236,387
2,459,582	Mitsui Fudosan Co., Ltd.	59,755,175
1,551,800	Nexon Co., Ltd.*	23,608,260
1,538,500	NTT DOCOMO, Inc.	36,965,214
540,277	Ono Pharmaceutical Co., Ltd.	11,802,920
364,500	Recruit Holdings Co., Ltd.	9,783,366
739,856	Sony Corp.	37,071,913
923,216	Sony Financial Holdings, Inc.	17,567,697
1,850,360	Sumitomo Mitsui Financial Group, Inc.	68,837,034
567,875	Sysmex Corp.	31,657,192
271,500	Terumo Corp.	15,500,493
1,073,487	Tokio Marine Holdings, Inc.	52,564,033
479,900	Yamato Holdings Co., Ltd.	12,787,169

		494,721,588

	Netherlands - 6.8%
1,065,266	AerCap Holdings N.V.*	50,344,471
1,897,137	DP Eurasia N.V.*(1)	3,165,097
3,992,465	ING Groep N.V.	47,373,824
1,625,012	Koninklijke Philips N.V.	64,066,212
2,467,844	Royal Dutch Shell plc Class A	76,504,203

		241,453,807

	Norway - 0.3%
2,201,959	Norsk Hydro ASA	10,208,337

	Panama - 0.0%
11,300	Copa Holdings S.A. Class A	1,071,805

	South Korea - 2.1%
1,778,215	Samsung Electronics Co., Ltd.	74,141,088

	Spain - 2.6%
4,958,167	Banco Santander S.A.	23,514,762
7,738,617	Iberdrola S.A.	63,959,265
143,482	Industria de Diseno Textil S.A.	4,013,651

		91,487,678

	Sweden - 0.5%
145,015	Spotify Technology S.A.*	19,642,282

	Switzerland - 10.5%
730,955	Julius Baer Group Ltd.*	29,378,713
46,384	Lonza Group AG*	12,254,564
1,632,359	Nestle S.A.	142,315,394
1,220,325	Novartis AG	106,535,304
275,577	PSP Swiss Property AG	28,351,172
378,112	Swiss Re AG	36,262,691
1,374,348	UBS Group AG*	17,816,632

		372,914,470

	Taiwan - 2.2%
10,598,595	Taiwan Semiconductor Manufacturing Co., Ltd.	78,620,003

	United Kingdom - 13.0%
1,999,570	Anglo American plc	51,100,560
714,432	AstraZeneca plc	51,754,789
3,299,248	BAE Systems plc	22,195,265
1,073,054	British American Tobacco plc	37,825,193
2,398,311	Compass Group plc	51,320,360
548,473	Derwent London plc REIT	23,327,806
597,080	Intertek Group plc	38,529,058

The Hartford International Opportunities Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

1,336,867	Rio Tinto plc		$73,958,325
994,979	Smith & Nephew plc		18,744,118
1,711,038	Unilever N.V.		91,626,384

			460,381,858

	United States - 0.6%
834,305	Bausch Health Cos., Inc.*		20,482,188

	Total Common Stocks (cost $3,486,700,228)		$3,424,585,953

	Total Long-Term Investments (cost $3,486,700,228)		$3,424,585,953

Short-Term Investments - 3.7%
	Other Investment Pools & Funds - 3.5%
124,130,130	Fidelity Institutional Government Fund, Institutional Class, 2.31%(3)		124,130,130

	Securities Lending Collateral - 0.2%
297,843	Citibank NA DDCA, 2.39%, 2/1/2019(3)		297,843
3,308,517	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(3)		3,308,517
1,317,691	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(3)		1,317,690
180,762	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(3)		180,762
771,999	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(3)		771,999
80,049	Western Asset Institutional Government Class A Fund, Institutional Class, 2.25%(3)		80,049

			5,956,860

	Total Short-Term Investments (cost $130,086,990)		$130,086,990

	Total Investments (cost $3,616,787,218)	100.1%	$3,554,672,943
	Other Assets and Liabilities	(0.1)%	(2,590,654)

	Total Net Assets	100.0%	$3,552,082,289

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $102,142,841, representing 2.9% of net assets.

(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(3)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

The Hartford International Opportunities Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$28,353,205	$—	$28,353,205	$—
Canada	183,476,234	183,476,234	—	—
China	461,841,606	161,571,917	300,269,689	—
Denmark	16,580,333	—	16,580,333	—
Finland	12,559,840	—	12,559,840	—
France	423,271,515	—	423,271,515	—
Germany	217,509,656	—	217,509,656	—
Hong Kong	40,546,263	—	40,546,263	—
India	66,910,499	—	66,910,499	—
Israel	27,592,155	27,592,155	—	—
Italy	80,819,543	—	80,819,543	—
Japan	494,721,588	—	494,721,588	—
Netherlands	241,453,807	53,509,568	187,944,239	—
Norway	10,208,337	—	10,208,337	—
Panama	1,071,805	1,071,805	—	—
South Korea	74,141,088	—	74,141,088	—
Spain	91,487,678	1,386,403	90,101,275	—
Sweden	19,642,282	19,642,282	—	—
Switzerland	372,914,470	—	372,914,470	—
Taiwan	78,620,003	—	78,620,003	—
United Kingdom	460,381,858	—	460,381,858	—
United States	20,482,188	20,482,188	—	—
Short-Term Investments	130,086,990	130,086,990	—	—

Total	$3,554,672,943	$598,819,542	$2,955,853,401	$—

(1)	For the period ended January 31, 2019, there were no transfers in and out of Level 3.

The Hartford International Small Company Fund

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.5%
	Australia - 6.7%
469,324	ALS Ltd.	$2,485,227
1,142,923	Cleanaway Waste Management Ltd.	1,504,406
568,481	Estia Health Ltd.	970,593
383,364	Karoon Gas Australia Ltd.*(1)	236,113
156,057	Monadelphous Group Ltd.(1)	1,676,806
2,145,273	NRW Holdings Ltd.	2,998,573
351,467	Nufarm Ltd.	1,597,698
889,240	oOh!media Ltd.	2,320,870
240,337	SpeedCast International Ltd.(1)	509,311

		14,299,597

	Austria - 2.1%
22,404	ams AG*(1)	600,561
43,112	Porr AG(1)	985,933
841	Rhi Magnesita N.V.	47,073
15,742	Schoeller-Bleckmann Oilfield Equipment AG	1,224,313
74,995	Wienerberger AG	1,683,642

		4,541,522

	Belgium - 2.9%
20,901	Cie d’Entreprises CFE	2,218,630
332,816	Euronav N.V.	2,605,865
13,528	Galapagos N.V.*	1,391,960

		6,216,455

	China - 0.8%
1,738,000	Microport Scientific Corp.(1)	1,672,016

	Finland - 1.0%
44,159	Metso Oyj	1,299,083
190,130	Outotec Oyj*	780,523

		2,079,606

	France - 7.6%
132,028	Elis S.A.	2,135,720
21,148	ID Logistics Group*	3,553,440
92,015	Innate Pharma S.A.*(1)	707,486
137,935	Maisons du Monde S.A.(2)	3,554,477
37,014	Rubis SCA	2,209,408
22,898	SOITEC*	1,758,515
41,475	Tikehau Capital SCA(1)	949,651
10,280	Virbac S.A.*	1,447,277

		16,315,974

	Germany - 1.5%
99,682	SAF-Holland S.A.	1,246,488
29,825	STRATEC Biomedical AG	2,044,847

		3,291,335

	Hong Kong - 2.2%
1,745,061	Cathay Pacific Airways Ltd.	2,686,411
2,873,000	Value Partners Group Ltd.	2,135,110

		4,821,521

	Ireland - 0.6%
906,565	Cairn Homes plc*	1,348,950

	Italy - 10.4%
373,840	Anima Holding S.p.A.(2)	1,538,017
401,363	Autogrill S.p.A.	3,610,314
59,048	Brunello Cucinelli S.p.A.	2,135,357
80,425	Buzzi Unicem S.p.A.	1,536,444
220,401	Cerved Group S.p.A.	1,939,860
30,178	DiaSorin S.p.A.	2,763,502
179,356	Gima TT S.p.A.(2)	1,445,246
75,500	Interpump Group S.p.A.	2,432,401

The Hartford International Small Company Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

324,764	OVS S.p.A.*(2)	$495,526
172,547	Salvatore Ferragamo S.p.A.	3,460,545
20,680	Tod’s S.p.A.(1)	962,502

		22,319,714

	Japan - 32.7%
60,900	Asahi Intecc Co., Ltd.	2,650,496
193,600	Daikyonishikawa Corp.	2,003,870
4,100	Disco Corp.	608,666
235,100	DMG Mori Co., Ltd.	3,200,311
111,200	EPS Holdings, Inc.	1,688,873
227,300	Ferrotec Holdings Corp.	2,042,716
101,600	H2O Retailing Corp.	1,429,889
165,500	Hazama Ando Corp.	1,096,170
105,900	Hitachi Metals Ltd.	1,191,376
591,500	Ichigo, Inc.	2,045,414
115,300	IHI Corp.	3,651,735
234,900	Itoham Yonekyu Holdings, Inc.	1,494,434
76,200	Jamco Corp.	1,784,853
85,300	JGC Corp.	1,308,723
118,300	Kanto Denka Kogyo Co., Ltd.	985,263
233,000	Kenedix, Inc.	1,226,833
70,600	KH Neochem Co., Ltd.	1,661,317
25,400	Kyoritsu Maintenance Co., Ltd.	1,160,147
77,400	Kyowa Exeo Corp.	1,902,356
67,778	Kyudenko Corp.	2,436,693
25,000	M&A Capital Partners Co., Ltd.*	1,156,943
81,400	Mirait Holdings Corp.	1,176,458
68,100	Miura Co., Ltd.	1,698,824
68,440	Nippon Shinyaku Co., Ltd.	4,349,392
120,700	Nippon Yusen KK	2,020,766
124,900	Persol Holdings Co., Ltd.	2,223,942
161,100	San-In Godo Bank Ltd.	1,169,147
138,100	Sanwa Holdings Corp.	1,586,839
92,400	SCSK Corp.	3,738,916
53,300	TechnoPro Holdings, Inc.	2,800,946
33,442	Tokyo Kiraboshi Financial Group, Inc.	472,253
18,300	Tokyo Ohka Kogyo Co., Ltd.	514,570
206,100	Tokyo Steel Manufacturing Co., Ltd.	1,740,241
208,300	Toyo Tire & Rubber Co., Ltd.	2,928,184
58,000	Warabeya Nichiyo Holdings Co., Ltd.	974,879
87,350	Yokogawa Bridge Holdings Corp.	1,593,535
91,100	Zenkoku Hosho Co., Ltd.	3,194,262
49,300	ZOZO, Inc.	997,567

		69,907,799

	Luxembourg - 0.7%
95,224	Reinet Investments SCA	1,574,749

	Netherlands - 2.5%
32,035	IMCD N.V.	2,337,856
54,601	Rhi Magnesita N.V.	3,029,820

		5,367,676

	Norway - 2.5%
381,491	Kongsberg Gruppen ASA	5,317,816

	South Korea - 2.5%
38,909	Hankook Tire Co., Ltd.	1,463,605
32,944	Korea Aerospace Industries Ltd.*	1,013,436
208,256	Nexen Tire Corp.	1,847,379
35,798	Samsung Securities Co., Ltd.	1,080,661

		5,405,081

	Spain - 1.5%
250,943	Melia Hotels International S.A.	2,517,632
272,254	Prosegur Cash S.A.(2)	637,109

		3,154,741

The Hartford International Small Company Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Sweden - 0.5%
38,717	Cellavision AB		$1,039,002

	Switzerland - 2.7%
32,882	Dufry AG*		3,288,719
192,840	OC Oerlikon Corp. AG*		2,491,957

			5,780,676

	Taiwan - 0.4%
199,000	Chroma ATE, Inc.		800,311

	United Kingdom - 16.7%
135,217	Abcam plc		2,356,795
1,075,452	B&M European Value Retail S.A.		4,579,366
138,423	Concentric AB		2,004,057
123,603	Consort Medical plc		1,511,586
527,762	ConvaTec Group plc(2)		989,479
651,071	Elementis plc		1,558,686
92,576	Genus plc		2,702,867
394,242	Grainger plc		1,180,833
112,087	Hikma Pharmaceuticals plc		2,371,304
149,090	Hill & Smith Holdings plc		2,158,832
155,044	Hunting plc		1,135,112
38,088	James Fisher & Sons plc		967,152
135,192	Keller Group plc		920,279
192,510	Kier Group plc		1,304,970
1,435,971	Restaurant Group plc		2,811,582
738,704	Tyman plc		2,247,810
141,770	Ultra Electronics Holdings plc		2,386,770
117,513	Vesuvius plc		867,874
769,114	Volution Group plc		1,593,856

			35,649,210

	Total Common Stocks (cost $228,567,749)		$210,903,751

	Total Long-Term Investments (cost $228,567,749)		$210,903,751

Short-Term Investments - 3.0%
	Other Investment Pools & Funds - 1.3%
2,791,524	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(3)		2,791,524

	Securities Lending Collateral - 1.7%
184,144	Citibank NA DDCA, 2.39%, 2/1/2019(3)		184,144
2,045,512	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(3)		2,045,512
814,671	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(3)		814,671
111,757	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(3)		111,757
477,294	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(3)		477,294
49,491	Western Asset Institutional Government Class A Fund, Institutional Class, 2.25%(3)		49,491

			3,682,869

	Total Short-Term Investments (cost $6,474,393)		$6,474,393

	Total Investments (cost $235,042,142)	101.5%	$217,378,144
	Other Assets and Liabilities	(1.5)%	(3,314,470)

	Total Net Assets	100.0%	$214,063,674

The Hartford International Small Company Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $8,659,854, representing 4.0% of net assets.

(3)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account

The Hartford International Small Company Fund

Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$14,299,597	$—	$14,299,597	$—
Austria	4,541,522	985,933	3,555,589	—
Belgium	6,216,455	—	6,216,455	—
China	1,672,016	—	1,672,016	—
Finland	2,079,606	—	2,079,606	—
France	16,315,974	5,000,717	11,315,257	—
Germany	3,291,335	2,044,847	1,246,488	—
Hong Kong	4,821,521	—	4,821,521	—
Ireland	1,348,950	1,348,950	—	—
Italy	22,319,714	—	22,319,714	—
Japan	69,907,799	—	69,907,799	—
Luxembourg	1,574,749	—	1,574,749	—
Netherlands	5,367,676	3,029,820	2,337,856	—
Norway	5,317,816	—	5,317,816	—
South Korea	5,405,081	1,847,379	3,557,702	—
Spain	3,154,741	—	3,154,741	—
Sweden	1,039,002	—	1,039,002	—
Switzerland	5,780,676	—	5,780,676	—
Taiwan	800,311	—	800,311	—
United Kingdom	35,649,210	12,594,853	23,054,357	—
Short-Term Investments	6,474,393	6,474,393	—	—

Total	$217,378,144	$33,326,892	$184,051,252	$—

(1)	For the period ended January 31, 2019, there were no transfers in and out of Level 3.

The Hartford International Value Fund

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 92.3%
	Argentina - 0.4%
461,415	YPF S.A. ADR	$7,544,135

	Australia - 0.5%
3,942,987	Resolute Mining Ltd.	3,246,688
3,806,501	Western Areas Ltd.	6,536,536

		9,783,224

	Austria - 0.2%
536,621	Zumtobel Group AG*(1)	4,849,237

	Belgium - 1.5%
295,847	Ageas	13,755,817
1,475,858	AGFA-Gevaert N.V.*	5,805,081
411,598	bpost S.A.	3,773,287
302,181	Orange Belgium S.A.	5,783,050

		29,117,235

	Brazil - 0.1%
101,215	Petroleo Brasileiro S.A. ADR	1,649,805

	Canada - 2.9%
2,576,171	Advantage Oil & Gas Ltd.*	4,019,293
681,457	ARC Resources Ltd.(1)	4,927,007
856,541	Barrick Gold Corp.	11,466,613
505,445	Cameco Corp.	6,124,042
1,525,424	Centerra Gold, Inc.*	7,731,895
656,874	Eldorado Gold Corp*(1)	2,463,277
1,613,672	Kinross Gold Corp.*	5,421,938
414,846	Northern Dynasty Minerals Ltd.*(1)	322,039
1,689,969	Painted Pony Energy Ltd.*(1)	1,736,336
1,170,708	SEMAFO, Inc.*	2,646,221
303,470	Tourmaline Oil Corp.	4,138,805
2,299,254	Trican Well Service Ltd.*(1)	2,327,340
1,100,874	Uranium Participation Corp.*	4,004,854

		57,329,660

	China - 2.4%
16,610,049	361 Degrees International Ltd.	3,601,647
20,174,701	China BlueChemical Ltd. Class H	6,577,487
10,889,958	China Machinery Engineering Corp. Class H	5,366,029
29,667,864	China Telecom Corp. Ltd. Class H	16,107,301
20,916,578	Daphne International Holdings Ltd.*	663,456
13,944,174	Dongfeng Motor Group Co., Ltd. Class H	14,618,214

		46,934,134

	Denmark - 1.1%
10,834	AP Moller-Maersk A/S Class B	14,489,235
436,407	D/S Norden A/S*	6,098,626

		20,587,861

	Finland - 0.4%
1,351,459	Nokia Oyj	8,538,052

	France - 9.0%
721,521	Air France-KLM*	9,076,330
254,514	Alstom S.A.	10,239,007
453,575	BNP Paribas S.A.	21,375,159
617,087	Cie de Saint-Gobain	21,294,430
185,739	Coface S.A.	1,705,882
883,081	Engie S.A.	14,156,950
412,018	Metropole Television S.A.	6,297,961
325,278	Neopost S.A.	8,164,097
61,345	Renault S.A.	4,341,076
1,065,334	Rexel S.A.	12,147,570
496,345	Societe Generale S.A.	15,475,786
15,636	Sopra Steria Group	1,581,028
947,751	Television Francaise	7,680,351

The Hartford International Value Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

679,953	Total S.A.	$37,275,786
131,670	Vicat S.A.	6,584,434

		177,395,847

	Germany - 2.4%
1,124,201	CECONOMY AG	5,275,716
1,052,636	E.ON SE	11,701,496
187,528	Hamburger Hafen und Logistik AG	4,178,012
651,347	Metro AG	11,022,676
442,655	RWE AG	11,009,551
144,173	Salzgitter AG	4,355,870

		47,543,321

	Greece - 0.6%
1,008,641	Hellenic Telecommunications Organization S.A.	12,632,197

	Hong Kong - 2.4%
8,116,954	AMVIG Holdings Ltd.	1,851,544
1,537,415	China Mobile Ltd.	16,169,507
15,415,595	China Unicom Hong Kong Ltd.	17,658,220
35,872,000	CST Group Ltd.*	114,284
647,402	Dah Sing Financial Holdings Ltd.	3,588,385
167,930,428	G-Resources Group Ltd.*	1,287,713
33,944,248	Pacific Basin Shipping Ltd.	6,740,246

		47,409,899

	Hungary - 0.4%
4,861,641	Magyar Telekom Telecommunications plc	8,215,337

	India - 0.8%
2,447,745	Allahabad Bank*	1,561,626
1,902,690	Canara Bank*	6,727,891
2,318,797	Corp. Bank*	857,911
3,425,118	NTPC Ltd.	6,734,807

		15,882,235

	Ireland - 0.6%
2,012,925	Bank of Ireland Group plc	12,078,707

	Italy - 4.3%
1,055,895	Assicurazioni Generali S.p.A.	18,485,831
2,447,359	Banca Popolare dell’Emilia Romagna SC	8,293,895
1,530,365	Eni S.p.A.	25,948,595
1,533,311	Geox S.p.A.	2,282,894
2,422,460	Saipem S.p.A.*	11,516,403
1,487,396	UniCredit S.p.A.	17,194,999

		83,722,617

	Japan - 30.9%
427,974	Aisan Industry Co., Ltd.	2,962,481
12,560	Alpha Systems, Inc.	293,904
457,451	Avex, Inc.	6,151,633
161,982	Benesse Holdings, Inc.	4,228,965
406,551	Canon, Inc.	11,692,492
188,268	Cawachi Ltd.	3,696,332
724,066	Chiyoda Corp.	2,199,914
326,947	Chubu Steel Plate Co., Ltd.	1,830,047
1,565,965	Citizen Watch Co., Ltd.	8,358,933
178,516	CMIC Holdings Co., Ltd.	2,665,570
56,600	Cosel Co., Ltd.	563,809
806,444	Dai-ichi Life Holdings, Inc.	13,094,224
406,180	DeNA Co., Ltd.	7,186,978
132,927	Eisai Co., Ltd.	10,321,314
146,336	Enplas Corp.	3,982,504
246,489	Exedy Corp.	6,215,665
355,746	Fuji Media Holdings, Inc.	5,263,378
208,834	Fujitsu Ltd.	14,015,974
735,391	Funai Electric Co., Ltd.*	3,963,243
154,429	Gendai Agency, Inc.	679,628
2,083,049	Gree, Inc.	9,457,069

The Hartford International Value Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

332,127	Hisaka Works Ltd.	$2,534,383
1,082,121	Hitachi Metals Ltd.	12,173,869
955,221	Honda Motor Co., Ltd.	28,677,600
272,122	Honeys Holdings Co., Ltd.	2,343,176
352,326	Hosiden Corp.	2,679,833
570,335	Ibiden Co., Ltd.	8,314,179
477,757	Ichiyoshi Securities Co., Ltd.	3,965,756
1,440,860	Inpex Corp.	13,850,150
427,107	Japan Petroleum Exploration Co., Ltd.	8,013,305
223,580	Japan Steel Works Ltd.	4,137,212
661,105	JGC Corp.	10,143,064
807,104	JSR Corp.	13,049,596
451,408	Keihin Corp.	8,080,866
468,892	Kyoei Steel Ltd.	7,655,602
379,746	Maxell Holdings Ltd.	5,415,775
80,077	Melco Holdings, Inc.	2,591,804
168,184	Miraial Co., Ltd.	1,766,165
608,800	Mitsubishi Estate Co., Ltd.	10,782,748
406,998	Mitsubishi Heavy Industries Ltd.	15,736,835
4,188,014	Mitsubishi UFJ Financial Group, Inc.	22,464,162
13,010,387	Mizuho Financial Group, Inc.	21,354,693
703,936	Nakayama Steel Works Ltd.	3,268,062
331,361	Neturen Co., Ltd.	2,625,743
916,038	Nichicon Corp.	7,279,235
413,720	Nikon Corp.	7,073,958
650,293	Nippon Television Holdings, Inc.	10,215,652
390,502	Nishimatsuya Chain Co., Ltd.	3,219,453
481,133	Nissin Kogyo Co., Ltd.	6,552,882
716,702	NOK Corp.	11,575,350
2,334,700	Nomura Holdings, Inc.	9,116,588
187,601	Pacific Metals Co., Ltd.	5,042,727
192,403	PAL GROUP Holdings Co., Ltd.	5,301,556
115,696	Proto Corp.	1,613,292
205,900	Relia, Inc.	1,795,924
292,177	Sanyo Shokai Ltd.	4,721,377
111,727	Shimamura Co., Ltd.	9,675,084
354,761	Shinko Electric Industries Co., Ltd.	2,446,110
656,471	Sumitomo Mitsui Financial Group, Inc.	24,422,013
395,290	Sumitomo Mitsui Trust Holdings, Inc.	14,973,333
489,746	Sumitomo Riko Co., Ltd.	4,391,845
1,241,581	T&D Holdings, Inc.	15,413,087
167,797	Tachi-S Co., Ltd.	2,305,641
579,499	Takeda Pharmaceutical Co., Ltd.	23,396,252
182,800	THK Co., Ltd.	4,367,235
1,034,546	Tochigi Bank Ltd.	2,270,140
503,821	Tokai Rika Co., Ltd.	8,964,141
231,163	Tokyo Seimitsu Co., Ltd.	6,769,732
1,073,226	Tokyo Steel Manufacturing Co., Ltd.	9,061,970
650,758	Toppan Forms Co., Ltd.	5,456,627
213,069	Toshiba Machine Co., Ltd.	4,286,484
548,983	Toyo Engineering Corp.*	3,566,000
482,030	Toyoda Gosei Co., Ltd.	10,546,283
227,942	TV Asahi Holdings Corp.	4,221,011
323,632	Unipres Corp.	6,263,034
692,234	Ushio, Inc.	7,882,121
493,109	Xebio Holdings Co., Ltd.	5,778,507
5,870,069	Yahoo Japan Corp.	15,866,512
347,737	Yamato Kogyo Co., Ltd.	9,080,875

		605,360,666

	Netherlands - 3.5%
467,311	Fugro N.V.*(1)	5,153,587
1,540,991	ING Groep N.V.	18,285,104
3,229,130	PostNL N.V.	8,343,432
1,181,342	Royal Dutch Shell plc Class B	36,679,062

		68,461,185

The Hartford International Value Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Portugal - 0.3%
1,395,348	CTT-Correios de Portugal S.A.	$5,024,010

	Russia - 2.2%
3,195,108	Gazprom PJSC ADR	15,621,573
129,278	LUKOIL PJSC ADR	10,380,693
483,381	Sberbank of Russia PJSC ADR	6,573,380
2,551,843	Surgutneftegas PJSC ADR	10,563,084

		43,138,730

	South Africa - 2.1%
242,396	Anglo American Platinum Ltd.	11,700,422
2,867,279	Gold Fields Ltd.	11,635,453
746,836	Harmony Gold Mining Co., Ltd. ADR*	1,478,735
1,738,092	Impala Platinum Holdings Ltd.*	5,104,965
7,774,385	Nampak Ltd.*	8,194,206
2,355,579	Raubex Group Ltd.	3,319,255

		41,433,036

	South Korea - 3.2%
282,764	KB Financial Group, Inc.	12,149,611
413,989	Kia Motors Corp.	13,536,644
528,956	KT Corp.	13,596,959
125,529	NHN Entertainment Corp.*	6,691,283
307,551	Shinhan Financial Group Co., Ltd.*	11,895,478
904,233	Tongyang Life Insurance Co., Ltd.	4,000,283

		61,870,258

	Spain - 1.0%
3,418,145	CaixaBank S.A.	12,927,415
6,053,358	Unicaja Banco S.A.(2)	7,100,419

		20,027,834

	Sweden - 1.1%
1,942,255	Qliro Group AB*	2,293,935
2,939,718	SAS AB*	7,947,766
1,214,175	Telefonaktiebolaget LM Ericsson Class B	10,822,512

		21,064,213

	Switzerland - 3.8%
344,874	Adecco Group AG	17,281,983
902,363	GAM Holding AG	3,938,832
320,332	Julius Baer Group Ltd.*	12,874,858
342,843	LafargeHolcim Ltd.*	16,123,141
1,885,688	UBS Group AG*	24,445,489

		74,664,303

	Taiwan - 1.7%
12,292,243	Acer, Inc.*	8,014,309
18,754,676	Compal Electronics, Inc.	11,246,798
688,100	MediaTek, Inc.	5,575,629
17,978,746	Shin Kong Financial Holding Co., Ltd.	5,164,311
466,288	Simplo Technology Co., Ltd.	3,423,703

		33,424,750

	United Kingdom - 12.5%
2,823,870	Acacia Mining plc*	7,226,086
751,481	Anglo American plc	19,204,679
209,081	AstraZeneca plc	15,146,218
5,445,633	BP plc	37,199,900
911,733	British Land Co. plc REIT	6,868,172
4,821,740	BT Group plc	14,703,414
7,234,481	Centrica plc	13,000,684
3,567,590	Firstgroup plc*	4,335,530
360,699	Go-Ahead Group plc	8,510,935
1,881,230	Halfords Group plc	5,714,544
2,923,836	Hays plc	5,797,611
4,173,605	HSBC Holdings plc	35,142,790
3,571,566	J Sainsbury plc	13,373,552

The Hartford International Value Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

3,391,837	Kingfisher plc		$9,908,747
616,247	Land Securities Group plc REIT		7,008,179
2,705,187	Marks & Spencer Group plc		10,235,280
7,385,779	Petra Diamonds Ltd.*(1)		3,190,958
3,277,933	Serco Group plc*		4,746,465
3,182,103	SIG plc		4,980,660
2,003,387	Standard Chartered plc		16,157,540
869,110	SThree plc		3,123,392

			245,575,336

	Total Common Stocks (cost $1,907,458,818)		$1,811,257,824

Preferred Stocks - 0.7%
	Brazil - 0.7%
974,300	Cia Paranaense de Energia		9,432,588
326,600	Telefonica Brasil S.A.		4,360,099

			13,792,687

	Total Preferred Stocks (cost $10,961,302)		$13,792,687

	Total Long-Term Investments (cost $1,918,420,120)		$1,825,050,511

Short-Term Investments - 6.5%
	Other Investment Pools & Funds - 6.0%
117,927,955	Fidelity Institutional Government Fund, Institutional Class, 2.31%(3)		117,927,955

	Securities Lending Collateral - 0.5%
491,788	Citibank NA DDCA, 2.39%, 2/1/2019(3)		491,788
5,462,907	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(3)		5,462,907
2,175,724	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(3)		2,175,724
298,468	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(3)		298,468
1,274,699	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(3)		1,274,698
132,174	Western Asset Institutional Government Class A Fund, Institutional Class, 2.25%(3)		132,174

			9,835,759

	Total Short-Term Investments (cost $127,763,714)		$127,763,714

	Total Investments (cost $2,046,183,834)	99.5%	$1,952,814,225
	Other Assets and Liabilities	0.5%	9,074,501

	Total Net Assets	100.0%	$1,961,888,726

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of this security was $7,100,419, representing 0.4% of net assets.

(3)	Current yield as of period end.

The Hartford International Value Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Futures Contracts Outstanding at January 31, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI EAFE Index Future	698	03/15/2019	$63,800,690	$878,360

Total futures contracts				$878,360

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

The Hartford International Value Fund

Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$7,544,135	$7,544,135	$—	$—
Australia	9,783,224	—	9,783,224	—
Austria	4,849,237	4,849,237	—	—
Belgium	29,117,235	5,783,050	23,334,185	—
Brazil	1,649,805	1,649,805	—	—
Canada	57,329,660	57,329,660	—	—
China	46,934,134	—	46,934,134	—
Denmark	20,587,861	—	20,587,861	—
Finland	8,538,052	—	8,538,052	—
France	177,395,847	7,680,351	169,715,496	—
Germany	47,543,321	5,275,716	42,267,605	—
Greece	12,632,197	—	12,632,197	—
Hong Kong	47,409,899	1,965,828	45,444,071	—
Hungary	8,215,337	—	8,215,337	—
India	15,882,235	—	15,882,235	—
Ireland	12,078,707	—	12,078,707	—
Italy	83,722,617	—	83,722,617	—
Japan	605,360,666	—	605,360,666	—
Netherlands	68,461,185	—	68,461,185	—
Portugal	5,024,010	—	5,024,010	—
Russia	43,138,730	—	43,138,730	—
South Africa	41,433,036	12,992,196	28,440,840	—
South Korea	61,870,258	—	61,870,258	—
Spain	20,027,834	—	20,027,834	—
Sweden	21,064,213	—	21,064,213	—
Switzerland	74,664,303	—	74,664,303	—
Taiwan	33,424,750	—	33,424,750	—
United Kingdom	245,575,336	32,512,380	213,062,956	—
Preferred Stocks	13,792,687	13,792,687	—	—
Short-Term Investments	127,763,714	127,763,714	—	—
Futures Contracts(2)	878,360	878,360	—	—

Total	$1,953,692,585	$280,017,119	$1,673,675,466	$—

(1)	For the period ended January 31, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Long/Short Global Equity Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 116.8%
	Automobiles & Components - 2.4%
17,200	Keihin Corp.	$307,905
9,077	Tenneco, Inc. Class A	314,791

		622,696

	Banks - 7.6%
98,543	Akbank T.A.S.	135,330
66,939	Banca Popolare dell’Emilia Romagna SC	226,851
7,000	Bank of Kyoto Ltd.	297,569
11,985	First Hawaiian, Inc.	308,374
30,788	MGIC Investment Corp.*	384,234
216,507	Unicaja Banco S.A.(1)	253,957
7,014	Western Alliance Bancorp*	310,580

		1,916,895

	Capital Goods - 15.9%
6,153	AerCap Holdings N.V.*	290,791
12,179	Aerojet Rocketdyne Holdings, Inc.*	480,705
5,726	AGCO Corp.	367,609
17,352	Barloworld Ltd.	159,034
4,546	EnerSys	387,592
13,811	Escorts Ltd.	128,505
5,515	FLSmidth & Co. AS	258,490
21,500	Fuji Corp.	280,614
6,398	Greenbrier Cos., Inc.	271,339
24,444	Leonardo S.p.A.	236,864
2,949	Rheinmetall AG	306,313
6,803	Sensata Technologies Holding plc*	323,143
5,992	Timken Co.	255,199
17,562	Trelleborg AB Class B	295,820

		4,042,018

	Commercial & Professional Services - 1.1%
6,255	TriNet Group, Inc.*	285,603

	Consumer Durables & Apparel - 5.7%
8,337	Acushnet Holdings Corp.	191,668
3,649	Carter’s, Inc.	302,502
10,810	La-Z-Boy, Inc.	320,192
8,520	Toll Brothers, Inc.	314,729
15,620	Under Armour, Inc. Class A*	323,959

		1,453,050

	Consumer Services - 4.2%
6,541	Cheesecake Factory, Inc.	293,560
4,372	Hyatt Hotels Corp. Class A	305,646
8,658	Jubilant Foodworks Ltd.	153,906
6,900	Kyoritsu Maintenance Co., Ltd.	315,158

		1,068,270

	Diversified Financials - 4.2%
8,900	Jafco Co., Ltd.	312,376
20,095	Redwood Trust, Inc. REIT	324,132
8,873	Solar Capital Ltd.	181,985
5,295	Voya Financial, Inc.	245,847

		1,064,340

	Energy - 3.8%
7,944	Delek U.S. Holdings, Inc.	258,260
33,412	Enerplus Corp.(2)	289,124
13,900	Japan Petroleum Exploration Co., Ltd.	260,789
8,855	YPF S.A. ADR	144,779

		952,952

	Food & Staples Retailing - 1.0%
7,100	Performance Food Group Co.*	242,536

Hartford Long/Short Global Equity Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Food, Beverage & Tobacco - 3.9%
23,243	a2 Milk Co., Ltd.*	$204,411
1,198	Boston Beer Co., Inc. Class A*	298,494
40,000	Itoham Yonekyu Holdings, Inc.	254,480
2,421	Post Holdings, Inc.*	224,717

		982,102

	Health Care Equipment & Services - 9.4%
3,682	Amedisys, Inc.*	482,931
8,347	Apollo Hospitals Enterprise Ltd.	155,842
4,232	Encompass Health Corp.	282,867
6,284	Globus Medical, Inc. Class A*	283,094
3,603	Haemonetics Corp.*	356,373
3,071	Hill-Rom Holdings, Inc.	307,162
2,337	Molina Healthcare, Inc.*	310,774
232,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	194,384

		2,373,427

	Household & Personal Products - 2.1%
4,500	Edgewell Personal Care Co.*	177,525
5,456	Nu Skin Enterprises, Inc. Class A	358,186

		535,711

	Insurance - 5.1%
11,381	Assured Guaranty Ltd.	461,613
7,486	Athene Holding Ltd. Class A*	321,150
96,948	Old Mutual Ltd.	171,149
44,355	Storebrand ASA	339,930

		1,293,842

	Materials - 8.2%
8,537	Alcoa Corp.*	253,378
4,413	Carpenter Technology Corp.	208,558
8,638	Methanex Corp.	470,703
2,691	Salzgitter AG	81,303
9,650	Smurfit Kappa Group plc	278,265
10,100	Tokyo Ohka Kogyo Co., Ltd.	283,998
14,524	Tokyo Steel Manufacturing Co., Ltd.	122,636
3,590	Wacker Chemie AG	379,798

		2,078,639

	Media & Entertainment - 3.7%
7,785	Cinemark Holdings, Inc.	318,562
16,890	DeNA Co., Ltd.	298,853
9,541	New York Times Co. Class A	245,299
9,348	Television Francaise	75,754

		938,468

	Pharmaceuticals, Biotechnology & Life Sciences - 3.1%
254,000	China Traditional Chinese Medicine Co., Ltd.	165,792
9,231	Hikma Pharmaceuticals plc	195,290
1,902	ICON plc*	266,052
172,000	SSY Group Ltd.	154,997

		782,131

	Real Estate - 12.9%
9,800	Alexander & Baldwin, Inc.	225,792
18,043	Castellum AB	342,060
154,700	Corp. Inmobiliaria Vesta S.A.B. de C.V.	216,732
31,154	Dream Global Real Estate Investment Trust	307,521
2,795	LEG Immobilien AG	328,332
12,161	Park Hotels & Resorts, Inc. REIT	365,681
2,456	PS Business Parks, Inc. REIT	356,587
3,143	PSP Swiss Property AG	323,350
13,846	STORE Capital Corp. REIT	447,503
30,189	UNITE Group plc	360,547

		3,274,105

Hartford Long/Short Global Equity Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Retailing - 0.8%
200	Children’s Place, Inc.	$19,352
3,600	Magazine Luiza S.A.	176,753

		196,105

	Semiconductors & Semiconductor Equipment - 6.1%
7,205	ASM International N.V.	349,030
10,411	First Solar, Inc.*	526,692
13,573	Kulicke & Soffa Industries, Inc.	305,800
10,228	Teradyne, Inc.	368,106

		1,549,628

	Software & Services - 2.6%
6,448	Cloudera, Inc.*	87,048
9,015	Teradata Corp.*	400,086
3,399	WNS Holdings Ltd. ADR*	165,837

		652,971

	Technology Hardware & Equipment - 4.2%
5,304	Arrow Electronics, Inc.*	402,839
48,058	Electrocomponents plc	343,050
5,132	Landis+Gyr Group AG*	331,442

		1,077,331

	Telecommunication Services - 1.9%
194,000	China Communications Services Corp. Ltd. Class H	182,131
21,530	LG Uplus Corp.	292,637

		474,768

	Transportation - 5.2%
103,100	Aeroflot PJSC*	170,209
115,809	Air New Zealand Ltd.	225,212
278,300	AirAsia Group Bhd	207,462
35,200	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	196,614
18,311	JetBlue Airways Corp.*	329,415
50,799	Qantas Airways Ltd.	201,395

		1,330,307

	Utilities - 1.7%
187,000	China Longyuan Power Group Corp. Ltd. Class H	139,989
446,000	Huaneng Renewables Corp. Ltd. Class H	128,613
3,355	Korea Gas Corp.*	163,507

		432,109

	Total Common Stocks (cost $31,032,777)	$29,620,004

Exchange-Traded Funds - 4.3%
	Other Investment Pools & Funds - 4.3%
9,300	iShares Core MSCI EAFE ETF	545,724
3,680	iShares Russell 2000 ETF(2)	548,541

		1,094,265

	Total Exchange-Traded Funds (cost $1,070,757)	$1,094,265

Preferred Stocks - 1.0%
	Banks - 1.0%
45,173	Banco ABC Brasil S.A.	247,094

	Total Preferred Stocks (cost $254,261)	$247,094

	Total Long-Term Investments (cost $32,357,795)	$30,961,363

Short-Term Investments - 3.8%
	Other Investment Pools & Funds - 0.4%
114,774	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(3)	114,774

	Securities Lending Collateral - 3.4%
42,885	Citibank NA DDCA, 2.39%, 2/1/2019(3)	42,885

Hartford Long/Short Global Equity Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

476,383	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(3)		$476,383
189,730	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(3)		189,730
26,027	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(3)		26,027
111,158	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(3)		111,158
11,526	Western Asset Institutional Government Class A Fund, Institutional Class, 2.25%(3)		11,526

			857,709

	Total Short-Term Investments (cost $972,483)		$972,483

	Total Investments (cost $33,330,278)	125.9%	$31,933,846
	Total Securities Sold Short (proceeds $16,317,004)	(62.4)%	$(15,836,057)
	Other Assets and Liabilities	36.5%	9,267,959

	Total Net Assets	100.0%	$25,365,748

Securities Sold Short - (62.4%)
Common Stocks - (60.3%)
	Automobiles & Components - (1.9%)
(133,608)	Brilliance China Automotive Holdings Ltd.		(126,504)
(1,492)	Dorman Products, Inc.*		(128,237)
(1,831)	LCI Industries		(150,948)
(2,426)	Winnebago Industries, Inc.		(69,384)

			(475,073)

	Banks - (3.7%)
(19,710)	Chiba Bank Ltd. (The)		(119,977)
(4,745)	FinecoBank Banca Fineco S.p.A.		(51,597)
(311)	LendingTree, Inc.*		(92,162)
(4,339)	Metro Bank plc*		(62,016)
(46,337)	Seven Bank Ltd.		(138,030)
(4,222)	Sydbank AS		(97,591)
(8,921)	TFS Financial Corp.		(145,501)
(1,621)	Tompkins Financial Corp.		(119,208)
(1,639)	UMB Financial Corp.		(105,486)

			(931,568)

	Capital Goods - (7.0%)
(3,370)	AAON, Inc.		(124,488)
(2,430)	BWX Technologies, Inc.		(112,800)
(2,063)	Dycom Industries, Inc.*		(119,757)
(3,452)	Keihan Holdings Co., Ltd.		(142,350)
(8,705)	MRC Global, Inc.*		(135,972)
(9,383)	NN, Inc.		(85,667)
(954)	RBC Bearings, Inc.*		(133,007)
(2,155)	SiteOne Landscape Supply, Inc.*		(114,861)
(3,305)	Sun Hydraulics Corp.		(117,063)
(11,056)	Sunrun, Inc.*		(147,045)
(3,035)	Tarkett S.A.		(65,999)
(641)	VAT Group AG*(1)		(66,369)
(860)	Watsco, Inc.		(126,833)
(7,448)	Weir Group plc		(147,393)
(17,949)	Zardoya Otis S.A.		(142,208)

			(1,781,812)

	Commercial & Professional Services - (1.5%)
(3,592)	Elis S.A.		(58,105)
(2,658)	Multi-Color Corp.		(123,730)
(3,523)	Persol Holdings Co., Ltd.		(62,730)
(2,941)	Stericycle, Inc.*		(129,639)

			(374,204)

Hartford Long/Short Global Equity Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Consumer Durables & Apparel - (3.1%)
(17,827)	Husqvarna AB Class B	$ (136,255)
(2,524)	Installed Building Products, Inc.*	(106,286)
(2,402)	LGI Homes, Inc.*	(142,439)
(5,850)	M/I Homes, Inc.*	(154,966)
(7,509)	Mattel, Inc.*	(88,907)
(2,902)	Tempur Sealy International, Inc.*	(153,864)

		(782,717)

	Consumer Services - (1.4%)
(830)	Bright Horizons Family Solutions, Inc.*	(96,106)
(3,199)	McDonald’s Holdings Co. Japan Ltd.	(141,586)
(6,755)	Stars Group, Inc. (The)*	(122,304)

		(359,996)

	Diversified Financials - (5.5%)
(1,207)	Affiliated Managers Group, Inc.	(126,675)
(64,771)	AMP Ltd.	(106,793)
(5,560)	Banca Generali S.p.A.	(131,165)
(9,129)	Banca Mediolanum S.p.A.	(55,696)
(8,278)	Cerved Group S.p.A.	(72,859)
(5,210)	Encore Capital Group, Inc.*	(153,903)
(31,581)	Jupiter Fund Management plc	(135,730)
(37,251)	LendingClub Corp.*	(118,831)
(2,480)	Onex Corp.	(140,199)
(2,357)	Perpetual Ltd.	(56,135)
(6,022)	Provident Financial plc*	(41,546)
(22,556)	Singapore Exchange Ltd.	(128,263)
(10,003)	St James’s Place plc	(123,298)

		(1,391,093)

	Energy - (1.6%)
(27,748)	Cairn Energy plc*	(68,088)
(5,196)	International Seaways, Inc.*	(94,152)
(6,438)	Keyera Corp.	(136,800)
(2,804)	Oil States International, Inc.*	(48,285)
(5,182)	WorleyParsons Ltd.	(52,493)

		(399,818)

	Food & Staples Retailing - (0.4%)
(1,740)	PriceSmart, Inc.	(106,575)

	Food, Beverage & Tobacco - (3.2%)
(4,466)	Calbee, Inc.	(143,814)
(12,371)	Gruma S.A.B. de C.V. Class B	(151,119)
(191)	Ito En Ltd.	(8,521)
(3,403)	Kagome Co., Ltd.	(90,814)
(1,721)	Premium Brands Holdings Corp.	(101,391)
(668)	Sanderson Farms, Inc.	(82,231)
(3,016)	Tiger Brands Ltd.	(63,241)
(2,979)	Tootsie Roll Industries, Inc.	(103,223)
(8,025)	Wessanen	(82,199)

		(826,553)

	Health Care Equipment & Services - (4.7%)
(8,115)	Diplomat Pharmacy, Inc.*	(117,668)
(15,054)	Fisher & Paykel Healthcare Corp. Ltd.	(131,015)
(10,101)	Inovalon Holdings, Inc. Class A*	(144,343)
(1,640)	iRhythm Technologies, Inc.*	(139,400)
(1,323)	Medidata Solutions, Inc.*	(93,880)
(2,913)	Nevro Corp.*	(141,455)
(3,077)	Novocure Ltd.*	(150,773)
(1,971)	Tabula Rasa HealthCare, Inc.*	(118,812)
(2,270)	Tactile Systems Technology, Inc.*	(151,137)

		(1,188,483)

	Insurance - (1.0%)
(45,012)	Hastings Group Holdings plc(1)	(123,929)

Hartford Long/Short Global Equity Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

(68,380)	Medibank Pvt Ltd.	$ (130,362)

		(254,291)

	Materials - (6.6%)
(10,650)	BillerudKorsnas AB	(134,492)
(23,806)	Coeur Mining, Inc.*	(122,601)
(2,990)	Crown Holdings, Inc.*	(152,490)
(26,376)	DS Smith plc	(116,974)
(37,161)	Fletcher Building Ltd.*	(128,428)
(29,622)	Gold Fields Ltd.	(120,206)
(23,545)	Hecla Mining Co.	(63,572)
(4,425)	Huhtamaki Oyj	(145,846)
(10,656)	Industrias Penoles S.A.B. de C.V.	(145,450)
(5,414)	Kansai Paint Co., Ltd.	(95,000)
(19,651)	Nufarm Ltd.	(89,329)
(107,805)	Petra Diamonds Ltd.*	(46,576)
(2,027)	Scotts Miracle-Gro Co.	(150,707)
(174,442)	Sirius Minerals plc*	(45,089)
(3,934)	voestalpine AG	(125,715)

		(1,682,475)

	Media & Entertainment - (1.5%)
(7,448)	comScore, Inc.*	(146,651)
(39,887)	Domain Holdings Australia Ltd.	(70,017)
(3,151)	GCI Liberty, Inc. Class A*	(160,386)

		(377,054)

	Pharmaceuticals, Biotechnology & Life Sciences - (0.4%)
(3,454)	Idorsia Ltd.*	(59,652)
(9,862)	TherapeuticsMD, Inc.*	(51,775)

		(111,427)

	Real Estate - (4.4%)
(42,494)	Grainger plc	(127,278)
(4,155)	Healthcare Realty Trust, Inc. REIT	(134,165)
(4,657)	Katitas Co., Ltd.	(133,336)
(12,890)	LendLease Group	(114,802)
(2,793)	Macerich Co. (The) REIT	(128,925)
(2,464)	Relo Group, Inc.	(65,035)
(15,605)	Resilient REIT Ltd. REIT	(76,015)
(3,472)	Seritage Growth Properties REIT	(139,609)
(5,086)	Shaftesbury plc REIT	(58,836)
(1,586)	Swiss Prime Site AG*	(134,355)

		(1,112,356)

	Retailing - (3.6%)
(5,653)	At Home Group, Inc.*	(124,592)
(183,067)	China ZhengTong Auto Services Holdings Ltd.	(97,217)
(4,622)	Duluth Holdings, Inc. Class B*	(110,373)
(4,400)	Floor & Decor Holdings, Inc. Class A*	(150,876)
(3,411)	National Vision Holdings, Inc.*	(108,333)
(6,882)	Quotient Technology, Inc.*	(68,820)
(1,237)	Shutterfly, Inc.*	(56,853)
(695)	Stamps.com, Inc.*	(129,326)
(3,958)	USS Co., Ltd.	(69,303)

		(915,693)

	Semiconductors & Semiconductor Equipment - (1.9%)
(1,741)	ams AG*	(46,669)
(1,665)	MaxLinear, Inc.*	(32,667)
(1,020)	Monolithic Power Systems, Inc.	(129,091)
(3,022)	SMART Global Holdings, Inc.*	(74,976)
(505)	U-Blox Holding AG*	(43,107)
(1,419)	Universal Display Corp.	(147,335)

		(473,845)

	Software & Services - (1.5%)
(1,969)	Blackbaud, Inc.	(140,981)

Hartford Long/Short Global Equity Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

(2,312)	GMO Payment Gateway, Inc.	$ (119,676)
(1,986)	Pegasystems, Inc.	(111,792)

		(372,449)

	Technology Hardware & Equipment - (1.5%)
(740)	IPG Photonics Corp.*	(98,420)
(1,117)	Rogers Corp.*	(141,759)
(2,173)	ViaSat, Inc.*	(136,225)

		(376,404)

	Telecommunication Services - (0.6%)
(4,621)	Cellnex Telecom S.A.*(1)	(130,218)
(11,181)	SpeedCast International Ltd.	(23,694)

		(153,912)

	Transportation - (0.9%)
(8,323)	Keikyu Corp.	(141,758)
(36,539)	PostNL N.V.	(94,409)

		(236,167)

	Utilities - (2.4%)
(868)	American States Water Co.	(58,781)
(4,100)	Aqua America, Inc.	(143,705)
(86,419)	Beijing Enterprises Water Group Ltd.*	(50,040)
(3,156)	California Water Service Group	(156,285)
(2,448)	Rubis SCA	(146,124)
(883)	SJW Group	(52,936)

		(607,871)

	Total Common Stocks (Proceeds $(15,813,797))	(15,291,836)

Exchange Traded Funds - (2.1%)
	Other Investment Pools & Funds - 2.1%
(5,360)	iShares MSCI Brazil ETF	(243,183)
(9,178)	iShares MSCI India ETF	(301,038)

	Total Exchange Traded Funds (cost $(503,207))	$ (544,221)

	Total Securities Sold Short (Proceeds $(16,317,004))	(15,836,057)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $253,957, representing 1.0% of net assets.

(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(3)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Long/Short Global Equity Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

Hartford Long/Short Global Equity Fund

Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$622,696	$314,791	$307,905	$—
Banks	1,916,895	1,003,188	913,707	—
Capital Goods	4,042,018	2,376,378	1,665,640	—
Commercial & Professional Services	285,603	285,603	—	—
Consumer Durables & Apparel	1,453,050	1,453,050	—	—
Consumer Services	1,068,270	599,206	469,064	—
Diversified Financials	1,064,340	751,964	312,376	—
Energy	952,952	692,163	260,789	—
Food & Staples Retailing	242,536	242,536	—	—
Food, Beverage & Tobacco	982,102	523,211	458,891	—
Health Care Equipment & Services	2,373,427	2,023,201	350,226	—
Household & Personal Products	535,711	535,711	—	—
Insurance	1,293,842	782,763	511,079	—
Materials	2,078,639	932,639	1,146,000	—
Media & Entertainment	938,468	639,615	298,853	—
Pharmaceuticals, Biotechnology & Life Sciences	782,131	266,052	516,079	—
Real Estate	3,274,105	1,919,816	1,354,289	—
Retailing	196,105	196,105	—	—
Semiconductors & Semiconductor Equipment	1,549,628	1,200,598	349,030	—
Software & Services	652,971	652,971	—	—
Technology Hardware & Equipment	1,077,331	402,839	674,492	—
Telecommunication Services	474,768	—	474,768	—
Transportation	1,330,307	526,029	804,278	—
Utilities	432,109	—	432,109	—
Exchange-Traded Funds	1,094,265	1,094,265	—	—
Preferred Stocks	247,094	247,094	—	—
Short-Term Investments	972,483	972,483	—	—

Total	$31,933,846	$20,634,271	$11,299,575	$—

Liabilities
Securities Sold Short
Automobiles & Components	$(475,073)	$(348,569)	$(126,504)	$—
Banks	(931,568)	(462,357)	(469,211)	—
Capital Goods	(1,781,812)	(1,217,493)	(564,319)	—
Commercial & Professional Services	(374,204)	(253,369)	(120,835)	—
Consumer Durables & Apparel	(782,717)	(646,462)	(136,255)	—
Consumer Services	(359,996)	(218,410)	(141,586)	—
Diversified Financials	(1,391,093)	(539,608)	(851,485)	—
Energy	(399,818)	(279,237)	(120,581)	—
Food & Staples Retailing	(106,575)	(106,575)	—	—
Food, Beverage & Tobacco	(826,553)	(437,964)	(388,589)	—
Health Care Equipment & Services	(1,188,483)	(1,057,468)	(131,015)	—
Insurance	(254,291)	—	(254,291)	—
Materials	(1,682,475)	(809,824)	(872,651)	—
Media & Entertainment	(377,054)	(307,037)	(70,017)	—
Pharmaceuticals, Biotechnology & Life Sciences	(111,427)	(51,775)	(59,652)	—
Real Estate	(1,112,356)	(537,550)	(574,806)	—
Retailing	(915,693)	(749,173)	(166,520)	—
Semiconductors & Semiconductor Equipment	(473,845)	(384,069)	(89,776)	—
Software & Services	(372,449)	(252,773)	(119,676)	—
Technology Hardware & Equipment	(376,404)	(376,404)	—	—
Telecommunication Services	(153,912)	—	(153,912)	—
Transportation	(236,167)	—	(236,167)	—
Utilities	(607,871)	(411,707)	(196,164)	—
Securities Sold Short - ETF
Diversified Financials	(544,221)	(544,221)	—	—

Total	$(15,836,057)	$(9,992,045)	$(5,844,012)	$—

(1) For the period ended January 31, 2019, there were no transfers in and out of Level 3.

The Hartford MidCap Fund

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.9%
	Banks - 5.9%
1,218,267	Cullen/Frost Bankers, Inc.	$118,513,014
222,346	First Citizens BancShares, Inc. Class A	90,612,665
1,603,226	First Republic Bank	154,919,728
903,846	M&T Bank Corp.	148,718,821
920,986	Pinnacle Financial Partners, Inc.	49,521,417
1,460,870	Prosperity Bancshares, Inc.	103,926,292
1,062,765	South State Corp.	70,514,458

		736,726,395

	Capital Goods - 7.9%
2,150,792	Fastenal Co.	130,036,884
344,849	Gardner Denver Holdings, Inc.*	8,507,425
1,427,253	HEICO Corp. Class A	99,950,527
1,481,839	IDEX Corp.	204,286,324
1,001,145	Lennox International, Inc.	229,542,526
1,442,179	Lincoln Electric Holdings, Inc.	124,661,953
652,151	Middleby Corp.*	76,706,001
1,697,027	PACCAR, Inc.	111,189,209

		984,880,849

	Commercial & Professional Services - 6.6%
789,615	Cimpress N.V.*	65,672,280
667,838	Cintas Corp.	125,226,303
340,275	CoStar Group, Inc.*	132,959,053
2,594,976	KAR Auction Services, Inc.	134,964,702
3,264,246	TransUnion	198,531,442
232,958	UniFirst Corp.	32,248,376
1,665,457	Waste Connections, Inc.	139,165,587

		828,767,743

	Consumer Durables & Apparel - 3.3%
1,281,472	Carter’s, Inc.	106,234,029
67,495	NVR, Inc.*	179,536,700
826,394	Roku, Inc.*(1)	37,146,410
4,640,719	Under Armour, Inc. Class C*(1)	87,895,218

		410,812,357

	Consumer Services - 2.3%
3,496,299	Aramark	115,203,052
1,765,776	Choice Hotels International, Inc.	139,778,828
770,627	Service Corp. International/US	33,075,311

		288,057,191

	Diversified Financials - 2.9%
336,134	Credit Acceptance Corp.*	133,788,055
605,471	FactSet Research Systems, Inc.	132,374,125
1,134,971	Northern Trust Corp.	100,399,534

		366,561,714

	Energy - 3.1%
1,084,655	Diamondback Energy, Inc.	111,849,624
5,548,602	Newfield Exploration Co.*	101,428,444
13,966,153	WPX Energy, Inc.*	171,225,036

		384,503,104

	Health Care Equipment & Services - 8.0%
1,361,641	Hill-Rom Holdings, Inc.	136,191,333
2,376,566	Integra LifeSciences Holdings Corp.*	112,554,166
91,628	Molina Healthcare, Inc.*	12,184,691
2,379,279	NuVasive, Inc.*	119,297,049
1,167,597	STERIS plc	133,176,114
645,190	Teleflex, Inc.	176,459,465
1,196,612	Varian Medical Systems, Inc.*	157,988,682

The Hartford MidCap Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

1,386,119	Veeva Systems, Inc. Class A*	$151,170,138

		999,021,638

	Insurance - 5.2%
154,197	Alleghany Corp.	97,384,657
154,776	Fairfax Financial Holdings Ltd.	73,215,132
1,998,846	Fidelity National Financial, Inc.	72,278,271
215,078	Markel Corp.*	226,586,824
109,402	White Mountains Insurance Group Ltd.	97,759,439
1,131,404	WR Berkley Corp.	86,993,654

		654,217,977

	Materials - 2.9%
3,852,739	Ball Corp.	201,421,195
989,262	Packaging Corp. of America	93,307,192
2,272,480	Silgan Holdings, Inc.	62,765,897

		357,494,284

	Media & Entertainment - 2.6%
1,596,219	Cargurus, Inc.*	68,270,287
2,659,778	TripAdvisor, Inc.*	152,618,062
752,598	Zillow Group, Inc. Class A*	26,197,936
2,068,457	Zillow Group, Inc. Class C*(1)	72,582,156

		319,668,441

	Pharmaceuticals, Biotechnology & Life Sciences - 12.2%
2,373,148	Aerie Pharmaceuticals, Inc.*	111,585,419
1,662,972	Agios Pharmaceuticals, Inc.*	89,135,299
3,095,761	Alkermes plc*	101,757,664
1,223,282	Alnylam Pharmaceuticals, Inc.*	102,180,746
701,035	Bio-Techne Corp.	122,302,566
884,721	Bluebird Bio, Inc.*	118,048,323
2,121,070	Ionis Pharmaceuticals, Inc.*	123,022,060
1,810,077	Ironwood Pharmaceuticals, Inc.*	24,725,652
196,084	Mettler-Toledo International, Inc.*	125,132,965
1,204,287	PRA Health Sciences, Inc.*	127,618,293
1,150,752	Repligen Corp.*	65,604,372
958,394	Sage Therapeutics, Inc.*	136,657,401
2,290,696	Seattle Genetics, Inc.*	175,077,895
1,898,212	Ultragenyx Pharmaceutical, Inc.*	93,619,816

		1,516,468,471

	Real Estate - 1.5%
3,306,298	Equity Commonwealth REIT	106,991,803
4,230,955	Redfin Corp.*(1)	75,691,785

		182,683,588

	Retailing - 1.5%
1,671,498	CarMax, Inc.*	98,250,652
1,604,707	Etsy, Inc.*	87,697,238

		185,947,890

	Semiconductors & Semiconductor Equipment - 2.6%
1,493,081	MKS Instruments, Inc.	121,880,202
841,590	Monolithic Power Systems, Inc.	106,511,630
1,266,952	Silicon Laboratories, Inc.*	96,921,828

		325,313,660

	Software & Services - 18.3%
1,367,072	2U, Inc.*	77,718,043
1,747,853	Akamai Technologies, Inc.*	113,785,230
1,825,141	Black Knight, Inc.*	89,778,686
1,992,148	Blackbaud, Inc.	142,637,797
771,965	EPAM Systems, Inc.*	109,217,608
655,351	Fair Isaac Corp.*	147,585,045
9,866,139	Genpact Ltd.	294,306,927
1,535,021	Global Payments, Inc.	172,352,158
1,676,734	Guidewire Software, Inc.*	145,339,303
1,602,183	PTC, Inc.*	135,849,097

The Hartford MidCap Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

4,758,850	Teradata Corp.*		$211,197,763
1,279,036	Total System Services, Inc.		114,614,416
1,491,460	VeriSign, Inc.*		252,459,434
1,692,128	WEX, Inc.*		272,991,010

			2,279,832,517

	Technology Hardware & Equipment - 6.9%
2,364,847	CDW Corp.		196,920,810
5,496,607	CommScope Holding Co., Inc.*		114,934,052
739,237	F5 Networks, Inc.*		118,980,195
4,156,807	II-VI, Inc.*		157,792,394
1,853,567	Keysight Technologies, Inc.*		137,201,029
2,956,761	National Instruments Corp.		130,747,972

			856,576,452

	Transportation - 3.7%
348,166	AMERCO		126,265,882
2,095,669	Genesee & Wyoming, Inc. Class A*		164,551,930
5,540,211	JetBlue Airways Corp.*		99,668,396
1,132,692	Spirit Airlines, Inc.*		66,624,943

			457,111,151

	Utilities - 2.5%
1,047,632	Black Hills Corp.		71,123,737
2,073,105	NiSource, Inc.		56,554,304
3,216,700	UGI Corp.		183,448,401

			311,126,442

	Total Common Stocks (cost $10,902,163,603)		$12,445,771,864

	Total Long-Term Investments (cost $10,902,163,603)		$12,445,771,864

Short-Term Investments - 1.0%
	Other Investment Pools & Funds - 0.3%
38,784,437	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.29%(2)		38,784,437

	Securities Lending Collateral - 0.7%
4,188,513	Citibank NA DDCA, 2.39%, 2/1/2019(2)		4,188,513
46,527,067	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(2)		46,527,067
18,530,442	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(2)		18,530,442
2,542,021	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(2)		2,542,021
10,856,488	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(2)		10,856,488
1,125,716	Western Asset Institutional Government Class A Fund, Institutional Class, 2.25%(2)		1,125,716

			83,770,247

	Total Short-Term Investments (cost $122,554,684)		$122,554,684

	Total Investments (cost $11,024,718,287)	100.9%	$12,568,326,548
	Other Assets and Liabilities	(0.9)%	(112,680,496)

	Total Net Assets	100.0%	$12,455,646,052

The Hartford MidCap Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

The Hartford MidCap Fund

Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$736,726,395	$736,726,395	$—	$—
Capital Goods	984,880,849	984,880,849	—	—
Commercial & Professional Services	828,767,743	828,767,743	—	—
Consumer Durables & Apparel	410,812,357	410,812,357	—	—
Consumer Services	288,057,191	288,057,191	—	—
Diversified Financials	366,561,714	366,561,714	—	—
Energy	384,503,104	384,503,104	—	—
Health Care Equipment & Services	999,021,638	999,021,638	—	—
Insurance	654,217,977	654,217,977	—	—
Materials	357,494,284	357,494,284	—	—
Media & Entertainment	319,668,441	319,668,441	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,516,468,471	1,516,468,471	—	—
Real Estate	182,683,588	182,683,588	—	—
Retailing	185,947,890	185,947,890	—	—
Semiconductors & Semiconductor Equipment	325,313,660	325,313,660	—	—
Software & Services	2,279,832,517	2,279,832,517	—	—
Technology Hardware & Equipment	856,576,452	856,576,452	—	—
Transportation	457,111,151	457,111,151	—	—
Utilities	311,126,442	311,126,442	—	—
Short-Term Investments	122,554,684	122,554,684	—	—

Total	$12,568,326,548	$12,568,326,548	$—	$—

(1)	For the period ended January 31, 2019, there were no transfers in and out of Level 3.

The Hartford MidCap Value Fund

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.4%
	Automobiles & Components - 0.7%
223,022	Goodyear Tire & Rubber Co.	$4,725,836

	Banks - 10.7%
185,724	BancorpSouth Bank	5,419,426
158,555	Bank OZK	4,810,559
126,988	Comerica, Inc.	9,999,035
279,014	First Midwest Bancorp, Inc.	6,143,888
116,852	IBERIABANK Corp.	8,634,194
54,054	Pinnacle Financial Partners, Inc.	2,906,484
83,202	South State Corp.	5,520,453
415,183	Sterling Bancorp	7,988,121
158,738	Western Alliance Bancorp*	7,028,919
219,282	Zions Bancorporation	10,435,630

		68,886,709

	Capital Goods - 9.7%
89,815	Granite Construction, Inc.	3,881,804
79,690	Harris Corp.	12,206,914
86,110	Hubbell, Inc.	9,414,406
238,050	JELD-WEN Holding, Inc.*	4,246,812
564,501	Milacron Holdings Corp.*	7,823,984
108,580	Moog, Inc. Class A	9,714,653
633,425	Sanwa Holdings Corp.	7,278,376
158,839	Sensata Technologies Holding plc*	7,544,853

		62,111,802

	Commercial & Professional Services - 1.8%
359,165	Atento S.A.*	1,418,701
175,161	Clean Harbors, Inc.*	10,371,283

		11,789,984

	Consumer Durables & Apparel - 2.1%
136,647	Lennar Corp. Class A	6,479,801
332,176	Newell Brands, Inc.	7,045,453

		13,525,254

	Consumer Services - 1.0%
119,834	Norwegian Cruise Line Holdings Ltd.*	6,163,063

	Diversified Financials - 1.1%
670,715	SLM Corp.*	7,183,358

	Energy - 6.8%
86,334	Delek U.S. Holdings, Inc.	2,806,718
197,350	Diamondback Energy, Inc.	20,350,732
1,344,734	Encana Corp.(1)	9,251,770
613,767	Laredo Petroleum, Inc.*	2,332,315
125,570	Viper Energy Partners L.P.	3,981,825
411,802	WPX Energy, Inc.*	5,048,692

		43,772,052

	Food & Staples Retailing - 1.6%
311,931	US Foods Holding Corp.*	10,518,313

	Food, Beverage & Tobacco - 1.6%
34,752	Ingredion, Inc.	3,440,448
73,829	Post Holdings, Inc.*	6,852,808

		10,293,256

	Health Care Equipment & Services - 3.5%
146,366	Acadia Healthcare Co., Inc.*	4,004,574
108,783	Hill-Rom Holdings, Inc.	10,880,475
67,698	STERIS plc	7,721,634

		22,606,683

	Insurance - 8.9%
98,296	Assurant, Inc.	9,474,752
522,465	CNO Financial Group, Inc.	9,341,674

The Hartford MidCap Value Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

87,271	Hanover Insurance Group, Inc.	$9,952,385
1,067,376	Lancashire Holdings Ltd.	7,903,952
88,313	Reinsurance Group of America, Inc.	12,756,813
225,333	Unum Group	7,832,575

		57,262,151

	Materials - 9.6%
196,586	Alcoa Corp.*	5,834,673
247,415	Buzzi Unicem S.p.A.	4,726,631
179,208	Cabot Corp.	8,403,063
125,863	Carpenter Technology Corp.	5,948,285
110,011	Celanese Corp.	10,534,653
254,670	Commercial Metals Co.	4,443,992
139,244	FMC Corp.	11,111,671
129,330	Reliance Steel & Aluminum Co.	10,589,540

		61,592,508

	Media & Entertainment - 0.6%
346,499	TEGNA, Inc.	4,067,898

	Real Estate - 12.2%
99,040	American Assets Trust, Inc. REIT	4,252,778
573,109	Brixmor Property Group, Inc. REIT	9,817,357
319,508	Corporate Office Properties Trust REIT	7,888,653
51,759	Equity LifeStyle Properties, Inc. REIT	5,480,243
66,115	Life Storage, Inc. REIT	6,497,121
313,108	Park Hotels & Resorts, Inc. REIT	9,415,158
524,040	Physicians Realty Trust REIT	9,490,364
69,175	PS Business Parks, Inc. REIT	10,043,518
477,951	STORE Capital Corp. REIT	15,447,376

		78,332,568

	Retailing - 0.9%
203,019	Caleres, Inc.	6,058,087

	Semiconductors & Semiconductor Equipment - 2.9%
234,029	Axcelis Technologies, Inc.*	4,874,824
316,938	Ichor Holdings Ltd.*(1)	6,519,415
189,756	Silicon Motion Technology Corp. ADR	7,394,791

		18,789,030

	Software & Services - 6.0%
147,618	Amdocs Ltd.	8,248,894
102,872	Booz Allen Hamilton Holding Corp.	5,054,101
162,288	Leidos Holdings, Inc.	9,412,704
202,614	SS&C Technologies Holdings, Inc.	10,432,595
30,574	VeriSign, Inc.*	5,175,261

		38,323,555

	Technology Hardware & Equipment - 6.7%
73,625	Acacia Communications, Inc.*	3,203,424
228,571	Arrow Electronics, Inc.*	17,359,967
37,291	Coherent, Inc.*	4,407,796
142,677	Itron, Inc.*	7,794,445
207,978	KEMET Corp.*	3,685,370
91,950	Keysight Technologies, Inc.*	6,806,139

		43,257,141

	Telecommunication Services - 1.3%
134,335	Millicom International Cellular S.A.*	8,413,498

	Transportation - 3.4%
135,616	Genesee & Wyoming, Inc. Class A*	10,648,568
421,374	JetBlue Airways Corp.*	7,580,518
118,062	Knight-Swift Transportation Holdings, Inc.	3,748,469

		21,977,555

	Utilities - 5.3%
258,827	Alliant Energy Corp.	11,510,037
93,969	Evergy, Inc.	5,386,303

The Hartford MidCap Value Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

302,187	UGI Corp.		$17,233,724

			34,130,064

	Total Common Stocks (cost $617,150,525)		$633,780,365

	Total Long-Term Investments (cost $617,150,525)		$633,780,365

Short-Term Investments - 2.5%
	Other Investment Pools & Funds - 1.6%
10,110,804	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(2)		10,110,804

	Securities Lending Collateral - 0.9%
304,978	Citibank NA DDCA, 2.39%, 2/1/2019(2)		304,978
3,387,776	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(2)		3,387,776
1,349,257	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(2)		1,349,257
185,092	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(2)		185,092
790,494	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(2)		790,494
81,967	Western Asset Institutional Government Class A Fund, Institutional Class, 2.25%(2)		81,967

			6,099,564

	Total Short-Term Investments (cost $16,210,368)		$16,210,368

	Total Investments (cost $633,360,893)	100.9%	$649,990,733
	Other Assets and Liabilities	(0.9)%	(5,898,145)

	Total Net Assets	100.0%	$644,092,588

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

The Hartford MidCap Value Fund

Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$4,725,836	$4,725,836	$—	$—
Banks	68,886,709	68,886,709	—	—
Capital Goods	62,111,802	54,833,426	7,278,376	—
Commercial & Professional Services	11,789,984	11,789,984	—	—
Consumer Durables & Apparel	13,525,254	13,525,254	—	—
Consumer Services	6,163,063	6,163,063	—	—
Diversified Financials	7,183,358	7,183,358	—	—
Energy	43,772,052	43,772,052	—	—
Food & Staples Retailing	10,518,313	10,518,313	—	—
Food, Beverage & Tobacco	10,293,256	10,293,256	—	—
Health Care Equipment & Services	22,606,683	22,606,683	—	—
Insurance	57,262,151	49,358,199	7,903,952	—
Materials	61,592,508	56,865,877	4,726,631	—
Media & Entertainment	4,067,898	4,067,898	—	—
Real Estate	78,332,568	78,332,568	—	—
Retailing	6,058,087	6,058,087	—	—
Semiconductors & Semiconductor Equipment	18,789,030	18,789,030	—	—
Software & Services	38,323,555	38,323,555	—	—
Technology Hardware & Equipment	43,257,141	43,257,141	—	—
Telecommunication Services	8,413,498	—	8,413,498	—
Transportation	21,977,555	21,977,555	—	—
Utilities	34,130,064	34,130,064	—	—
Short-Term Investments	16,210,368	16,210,368	—	—

Total	$649,990,733	$621,668,276	$28,322,457	$—

(1)	For the period ended January 31, 2019, there were no transfers in and out of Level 3.

Hartford Moderate Allocation Fund

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 99.8%
	Domestic Equity Funds - 44.0%
1,765,017	Hartford Core Equity Fund, Class F		$51,114,880
765,355	Hartford Multifactor US Equity ETF		23,297,406
1,186,900	Hartford Quality Value Fund, Class F		21,589,710
1,319,830	Hartford Small Cap Value Fund, Class F		13,198,298
2,092,585	The Hartford Equity Income Fund, Class F		37,540,979
464,343	The Hartford Growth Opportunities Fund, Class F		17,844,713
581,504	The Hartford MidCap Fund, Class F		16,305,364

	Total Domestic Equity Funds (cost $183,583,234)		$180,891,350

	International/Global Equity Funds - 16.6%
611,551	Hartford Emerging Markets Equity Fund, Class F		5,424,457
864,559	Hartford Multifactor Developed Markets (ex-US) ETF		23,766,727
2,515,558	Hartford Schroders International Multi-Cap Value Fund, Class F		22,514,242
1,169,445	The Hartford International Opportunities Fund, Class F		16,711,375

	Total International/Global Equity Funds (cost $71,803,268)		$68,416,801

	Multi-Strategy Funds - 3.1%
1,442,655	The Hartford Global Real Asset Fund, Class F		12,680,940

	Total Multi-Strategy Funds (cost $12,915,413)		$12,680,940

	Taxable Fixed Income Funds - 36.1%
1,375,092	Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Class F		12,527,085
459,744	Hartford Short Duration ETF		18,431,137
513,376	Hartford Total Return Bond ETF		20,155,142
1,026,028	The Hartford Inflation Plus Fund, Class F		10,547,570
3,959,022	The Hartford Quality Bond Fund, Class F		38,481,690
2,058,052	The Hartford Strategic Income Fund, Class F		17,184,731
2,921,099	The Hartford World Bond Fund, Class F		30,876,011

	Total Taxable Fixed Income Funds (cost $151,056,948)		$148,203,366

	Total Affiliated Investment Companies (cost $419,358,863)		$410,192,457

	Total Long-Term Investments (cost $419,358,863)		$410,192,457

Short-Term Investments - 0.2%
	Other Investment Pools & Funds - 0.2%
1,052,779	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.29%(1)		1,052,779

	Total Short-Term Investments (cost $1,052,779)		$1,052,779

	Total Investments (cost $420,411,642)	100.0%	$411,245,236
	Other Assets and Liabilities	0.0%	(124,980)

	Total Net Assets	100.0%	$411,120,256

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Moderate Allocation Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ETF	Exchange-Traded Fund

Hartford Moderate Allocation Fund

Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$410,192,457	$410,192,457	$—	$—
Short-Term Investments	1,052,779	1,052,779	—	—

Total	$411,245,236	$411,245,236	$—	$—

(1) For the period ended January 31, 2019, there were no transfers in and out of Level 3.

Hartford Multi-Asset Income Fund

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount			Market Value†
Asset & Commercial Mortgage Backed Securities - 2.2%
		Asset-Backed - Finance & Insurance - 0.0%
$	32,856	Long Beach Mortgage Loan Trust 1 mo. USD LIBOR + 0.170%, 2.68%, 12/25/2036(1)	$15,654

		Asset-Backed - Home Equity - 0.4%
	112,448	GSAA Home Equity Trust 1 mo. USD LIBOR + 0.090%, 2.60%, 12/25/2036(1)	50,105
	362,611	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037(2)	168,869
	40,000	Soundview Home Loan Trust 1 mo. USD LIBOR + 0.250%, 2.76%, 11/25/2036(1)	36,533

			255,507

		Commercial Mortgage - Backed Securities - 0.3%
	50,000	Citigroup Commercial Mortgage Trust 4.59%, 03/10/2047(3)(4)	47,210
	175,000	Commercial Mortgage Trust 4.57%, 10/15/2045(3)(4)	41,459
	140,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.73%, 10/15/2045(3)(4)	72,313
	15,000	Wells Fargo Commercial Mortgage Trust 4.10%, 05/15/2048(4)	14,030
	115,599	WF-RBS Commercial Mortgage Trust 3.02%, 11/15/2047(3)	59,794

			234,806

		Other Mortgage Secur - 0.2%
	145,000	CAMB Commercial Mortgage Trust 1 mo. USD LIBOR + 3.250%, 5.75%, 12/15/2037(1)(3)(5)	145,070

		Whole Loan Collateral CMO - 1.3%
		Alternative Loan Trust
	53,846	1 mo. USD LIBOR + 0.140%, 2.65%, 04/25/2047(1)	51,025
	40,892	1 mo. USD LIBOR + 0.450%, 2.96%, 04/25/2035(1)	37,933
	49,676	12 mo. USD MTA + 1.350%, 3.60%, 08/25/2035(1)	45,577
	46,242	Bear Stearns Alt-A Trust 1 mo. USD LIBOR + 0.320%, 2.83%, 08/25/2036(1)	47,579
	15,234	CHL Mortgage Pass-Through Trust 4.06%, 03/20/2036(4)	13,876
		Fannie Mae Connecticut Avenue Securities
	162,000	1 mo. USD LIBOR + 2.200%, 4.71%, 01/25/2030(1)	164,854
	220,000	1 mo. USD LIBOR + 2.550%, 5.06%, 12/25/2030(1)	221,870
	40,000	1 mo. USD LIBOR + 3.550%, 6.06%, 07/25/2029(1)	43,108
	80,143	1 mo. USD LIBOR + 4.350%, 6.86%, 05/25/2029(1)	87,582
	93,992	Nomura Asset Acceptance Corp. Alternative Loan Trust 4.42%, 06/25/2036(4)	81,666
	59,333	Residential Accredit Loans, Inc. 1 mo. USD LIBOR + 0.250%, 2.76%, 08/25/2037(1)	54,876
	39,823	Residential Asset Securitization Trust 5.50%, 06/25/2035	35,044
		Structured Agency Credit Risk Trust
	22,872	1 mo. USD LIBOR + 1.650%, 4.16%, 04/25/2043(1)(3)	23,023
	25,000	1 mo. USD LIBOR + 2.100%, 4.61%, 09/25/2048(1)(3)	24,547
	17,078	Wells Fargo Mortgage Backed Securities Trust 4.77%, 03/25/2036(4)	16,906

			949,466

		Total Asset & Commercial Mortgage Backed Securities (cost $1,763,418)	$1,600,503

Corporate Bonds - 24.1%
		Advertising - 0.0%
	5,000	Lamar Media Corp. 5.75%, 02/01/2026(3)(5)	5,178

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

		Aerospace/Defense - 0.5%
$	10,000	DAE Funding LLC 5.00%, 08/01/2024(3)	$9,830
	200,000	Harris Corp. 2.70%, 04/27/2020	198,369
		Lockheed Martin Corp.
	100,000	3.35%, 09/15/2021	101,465
	50,000	3.80%, 03/01/2045	47,585
	30,000	TransDigm, Inc. 6.25%, 03/15/2026(3)(5)	30,450

			387,699

		Agriculture - 0.8%
		Altria Group, Inc.
	135,000	4.00%, 01/31/2024	135,648
	50,000	5.38%, 01/31/2044	47,187
	150,000	BAT Capital Corp. 3.56%, 08/15/2027	137,239
	55,000	Nutrien Ltd. 4.13%, 03/15/2035	49,496
		Reynolds American, Inc.
	50,000	4.85%, 09/15/2023	52,108
	175,000	6.88%, 05/01/2020	182,425

			604,103

		Apparel - 0.1%
	50,000	NIKE, Inc. 2.38%, 11/01/2026	47,559

		Auto Manufacturers - 0.4%
CAD	200,000	Ford Credit Canada Co. 2.94%, 02/19/2019	152,220
		General Motors Co.
$	80,000	5.40%, 04/01/2048	70,836
	10,000	6.60%, 04/01/2036	10,146
	50,000	General Motors Financial Co., Inc. 4.00%, 10/06/2026	46,064

			279,266

		Auto Parts & Equipment - 0.1%
	75,000	Delphi Corp. 4.15%, 03/15/2024	75,042

		Beverages - 1.0%
	135,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 3.65%, 02/01/2026(3)	132,638
	25,000	Anheuser-Busch InBev Finance, Inc. 2.63%, 01/17/2023	24,080
		Anheuser-Busch InBev Worldwide, Inc.
	50,000	3.75%, 07/15/2042	40,976
	55,000	4.60%, 04/15/2048	49,789
	150,000	5.55%, 01/23/2049	156,633
	175,000	Coca-Cola Femsa S.A.B. de C.V. 4.63%, 02/15/2020	177,844
	55,000	Constellation Brands, Inc. 4.50%, 05/09/2047	51,015
		Molson Coors Brewing Co.
	75,000	3.00%, 07/15/2026	69,615
	25,000	4.20%, 07/15/2046	22,052

			724,642

		Biotechnology - 0.3%
	25,000	Celgene Corp. 3.25%, 08/15/2022	24,895
	200,000	Gilead Sciences, Inc. 2.55%, 09/01/2020	198,867

			223,762

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

		Chemicals - 0.3%
	$5,000	CF Industries, Inc. 5.38%, 03/15/2044	$4,345
	16,000	Chemours Co. 6.63%, 05/15/2023	16,540
	210,000	CNAC HK Synbridge Co., Ltd. 5.00%, 05/05/2020	211,422

			232,307

		Coal - 0.0%
	15,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021	6,000
	15,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(3)	12,862
	10,000	Peabody Energy Corp. 6.38%, 03/31/2025(3)	9,650

			28,512

		Commercial Banks - 7.4%
	250,000	Australia & New Zealand Banking Group Ltd. 2.13%, 08/19/2020	246,685
		Banco Bilbao Vizcaya Argentaria S.A.
	200,000	5 year USD Swap + 3.870%, 6.13%, 11/16/2027(1)(6)(7)	176,250
EUR	200,000	5 year EUR Swap + 6.155%, 7.00%, 02/19/2019(1)(6)(8)	229,493
		Banco de Sabadell S.A.
	100,000	5.63%, 05/06/2026(8)	119,476
	200,000	5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(1)(6)(8)	221,671
		Bank of America Corp.
	$25,000	3.25%, 10/21/2027	23,921
	50,000	4.00%, 01/22/2025	50,393
	75,000	4.75%, 04/21/2045	77,360
	200,000	Bank of China Ltd. 2.25%, 07/12/2021(8)	194,176
	200,000	Bank of Montreal 2.10%, 06/15/2020	198,089
		Capital One Financial Corp.
	50,000	2.45%, 04/24/2019	49,951
	55,000	3.20%, 02/05/2025	52,829
	250,000	Citizens Bank NA 2.25%, 10/30/2020	246,494
	200,000	Credit Agricole S.A. 5 year USD Swap + 6.185%, 8.13%, 12/23/2025(1)(3)(6)	216,750
	400,000	Credit Suisse Group AG 5 year USD Swap + 3.455%, 6.25%, 12/18/2024(1)(6)(8)	395,466
	200,000	Danske Bank A/S 5.38%, 01/12/2024(3)	202,839
	25,000	Deutsche Bank AG 3.70%, 05/30/2024	23,228
	200,000	Fifth Third Bancorp 2.88%, 07/27/2020	199,753
	15,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(3)	13,762
		Goldman Sachs Group, Inc.
	100,000	3.50%, 01/23/2025	98,553
	75,000	3.50%, 11/16/2026	72,262
	75,000	3 mo. USD LIBOR + 0.800%, 3.58%, 12/13/2019(1)	75,178
	200,000	HSBC Holdings plc 5 year USD ICE Swap + 3.746%, 6.00%, 05/22/2027(1)(6)	192,500
IDR	200,000,000	International Finance Corp. 8.00%, 10/09/2023	14,344
	$200,000	Intesa Sanpaolo S.p.A. 5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(3)(6)(7)	183,250
	50,000	JP Morgan Chase & Co. 2.95%, 10/01/2026	47,764
		Morgan Stanley
	75,000	3 mo. USD LIBOR + 1.140%, 3.91%, 01/27/2020(1)	75,547

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	$100,000	3.95%, 04/23/2027	$97,577
		Novo Banco S.A.
EUR	60,000	3.50%, 02/19/2043(8)	55,628
	80,000	3.50%, 03/18/2043(8)	74,348
	$250,000	PNC Bank NA 2.60%, 07/21/2020	248,872
	200,000	Santander UK plc 2.13%, 11/03/2020	196,024
	200,000	Societe Generale S.A. 5 year USD Swap + 4.979%, 7.88%, 12/18/2023(1)(3)(6)	204,870
	200,000	State Bank of India 4.38%, 01/24/2024(3)	200,642
		UBS Group Funding Switzerland AG
	200,000	5 year USD ICE Swap + 5.497%, 6.88%, 03/22/2021(1)(6)(8)	205,250
	200,000	5 year USD Swap + 4.866%, 7.00%, 02/19/2025(1)(6)(8)	211,500
EUR	200,000	UniCredit S.p.A. 5 year EUR Swap + 6.387%, 6.63%, 06/03/2023(1)(6)(8)	219,471

			5,412,166

		Commercial Services - 0.1%
	$5,000	ACE Cash Express, Inc. 12.00%, 12/15/2022(3)	4,663
		APX Group, Inc.
	10,000	7.63%, 09/01/2023	8,250
	10,000	7.88%, 12/01/2022	9,675
	15,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, 04/01/2023	14,925
	15,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(3)	13,406
	10,000	Garda World Security Corp. 8.75%, 05/15/2025(3)	9,275
		Herc Rentals, Inc.
	9,000	7.50%, 06/01/2022(3)	9,416
	9,000	7.75%, 06/01/2024(3)	9,585
	10,000	United Rentals North America, Inc. 5.88%, 09/15/2026	10,150

			89,345

		Construction Materials - 0.1%
	35,000	Standard Industries, Inc. 5.38%, 11/15/2024(3)	34,737

		Diversified Financial Services - 1.3%
	175,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.63%, 10/30/2020	177,078
	175,000	Ameriprise Financial, Inc. 5.30%, 03/15/2020	179,560
	75,000	Discover Financial Services 3.75%, 03/04/2025	73,223
	15,000	goeasy Ltd. 7.88%, 11/01/2022(3)	15,713
		Navient Corp.
	15,000	5.50%, 01/25/2023	14,475
	20,000	5.88%, 10/25/2024	18,800
	10,000	6.13%, 03/25/2024	9,569
	5,000	7.25%, 09/25/2023	5,088
		Springleaf Finance Corp.
	5,000	5.25%, 12/15/2019	5,031
	5,000	6.13%, 05/15/2022	5,140
	5,000	6.88%, 03/15/2025	4,781
	10,000	7.13%, 03/15/2026	9,525
	10,000	7.75%, 10/01/2021	10,525
	10,000	8.25%, 12/15/2020	10,675
	200,000	Synchrony Financial 2.70%, 02/03/2020	197,905
	25,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(3)	24,687

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$200,000	Turkiye Sinai Kalkinma Bankasi AS 5.50%, 01/16/2023(8)	$176,223

		937,998

	Electric - 0.9%
25,000	AES Corp. 5.13%, 09/01/2027	25,500
25,000	Dominion Energy, Inc. 2.85%, 08/15/2026	23,330
200,000	Eskom Holdings SOC Ltd. 5.75%, 01/26/2021(8)	195,961
50,000	Fortis, Inc. 3.06%, 10/04/2026	46,542
25,000	Genneia S.A. 8.75%, 01/20/2022(8)	23,180
50,000	ITC Holdings Corp. 3.25%, 06/30/2026	47,984
80,000	SCANA Corp. 4.13%, 02/01/2022	80,220
50,000	Southwestern Electric Power Co. 2.75%, 10/01/2026	46,377
200,000	State Grid Overseas Investment Ltd. 3.13%, 05/22/2023(3)	197,492

		686,586

	Electronics - 0.1%
50,000	Keysight Technologies, Inc. 3.30%, 10/30/2019	49,951

	Entertainment - 0.1%
10,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(3)	9,363
	Eldorado Resorts, Inc.
15,000	6.00%, 04/01/2025	15,086
5,000	6.00%, 09/15/2026(3)	4,988
15,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(3)	15,754
25,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(3)	23,500

		68,691

	Environmental Control - 0.0%
5,000	Clean Harbors, Inc. 5.13%, 06/01/2021	4,963
25,000	Tervita Escrow Corp. 7.63%, 12/01/2021(3)	24,562

		29,525

	Food - 0.5%
135,000	Conagra Brands, Inc. 4.85%, 11/01/2028	136,817
135,000	Kraft Heinz Foods Co. 4.00%, 06/15/2023	137,437
	Post Holdings, Inc.
10,000	5.00%, 08/15/2026(3)	9,452
15,000	5.63%, 01/15/2028(3)	14,381
20,000	5.75%, 03/01/2027(3)	19,596
	TreeHouse Foods, Inc.
15,000	4.88%, 03/15/2022	14,887
5,000	6.00%, 02/15/2024(3)	5,137

		337,707

	Forest Products & Paper - 0.0%
10,000	Schweitzer-Mauduit International, Inc. 6.88%, 10/01/2026(3)	9,600

	Healthcare-Products - 0.2%
50,000	Abbott Laboratories 2.95%, 03/15/2025	49,027

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$20,000	Avantor, Inc. 6.00%, 10/01/2024(3)	$20,450
25,000	Sotera Health Holdings LLC 6.50%, 05/15/2023(3)	25,187
25,000	Thermo Fisher Scientific, Inc. 2.95%, 09/19/2026	23,677

		118,341

	Healthcare-Services - 0.1%
5,000	CHS/Community Health Systems, Inc. 8.13%, 06/30/2024(3)	3,963
15,000	HCA Healthcare, Inc. 6.25%, 02/15/2021	15,637
	HCA, Inc.
20,000	5.38%, 02/01/2025	20,644
10,000	5.38%, 09/01/2026	10,234
5,000	5.63%, 09/01/2028	5,170
5,000	6.50%, 02/15/2020	5,138
15,000	7.50%, 11/15/2095	14,962
25,000	West Street Merger Sub, Inc. 6.38%, 09/01/2025(3)	22,625

		98,373

	Home Builders - 0.2%
	Beazer Homes USA, Inc.
10,000	5.88%, 10/15/2027	8,500
5,000	6.75%, 03/15/2025	4,475
5,000	8.75%, 03/15/2022	5,228
35,000	KB Home 7.00%, 12/15/2021	36,794
30,000	M/I Homes, Inc. 6.75%, 01/15/2021	30,300
15,000	Taylor Morrison Communities, Inc. 6.63%, 05/15/2022	15,262
10,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.88%, 06/15/2024	9,637

		110,196

	Household Products - 0.0%
30,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024	16,425

	Insurance - 0.3%
10,000	Acrisure LLC / Acrisure Finance, Inc. 8.13%, 02/15/2024(3)	10,175
50,000	American International Group, Inc. 4.13%, 02/15/2024	51,134
75,000	CNA Financial Corp. 3.95%, 05/15/2024	74,731
	Genworth Holdings, Inc.
15,000	4.90%, 08/15/2023	13,162
5,000	7.20%, 02/15/2021	5,000
5,000	MGIC Investment Corp. 5.75%, 08/15/2023	5,125
5,000	Radian Group, Inc. 4.50%, 10/01/2024	4,873
10,000	USIS Merger Sub, Inc. 6.88%, 05/01/2025(3)	9,600
50,000	XLIT Ltd. 4.45%, 03/31/2025	51,056

		224,856

	Internet - 0.9%
200,000	Alibaba Group Holding Ltd. 3.60%, 11/28/2024	201,401
200,000	Baidu, Inc. 2.88%, 07/06/2022	194,781

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	$200,000	Tencent Holdings Ltd. 2.99%, 01/19/2023(3)	$195,806
		Zayo Group LLC / Zayo Capital, Inc.
	20,000	6.00%, 04/01/2023	20,100
	20,000	6.38%, 05/15/2025	19,525

			631,613

		Iron/Steel - 0.0%
	20,000	AK Steel Corp. 7.00%, 03/15/2027	16,250
		Steel Dynamics, Inc.
	5,000	4.13%, 09/15/2025	4,750
	10,000	5.13%, 10/01/2021	10,075

			31,075

		Lodging - 0.2%
		Boyd Gaming Corp.
	10,000	6.00%, 08/15/2026	10,000
	5,000	6.38%, 04/01/2026	5,100
	10,000	Caesars Entertainment Corp. 5.00%, 10/01/2024	14,755
	30,000	FelCor Lodging L.P. 6.00%, 06/01/2025	30,825
	20,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(3)	20,650
	15,000	Station Casinos LLC 5.00%, 10/01/2025(3)	14,325
	15,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(3)	14,362

			110,017

		Machinery-Diversified - 0.0%
	15,000	Cloud Crane LLC 10.13%, 08/01/2024(3)	15,975

		Media - 0.8%
EUR	100,000	Altice Luxembourg S.A. 7.25%, 05/15/2022(8)	112,627
		CCO Holdings LLC / CCO Holdings Capital Corp.
	$5,000	5.13%, 05/01/2023(3)	5,067
	10,000	5.75%, 02/15/2026(3)	10,150
	45,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.13%, 12/15/2021(3)	45,344
	75,000	Charter Communications Operating LLC / Charter Communications Operating Capital 3.58%, 07/23/2020	75,194
		Cox Communications, Inc.
	30,000	3.35%, 09/15/2026(3)	28,286
	50,000	4.50%, 06/30/2043(3)	41,889
	20,000	CSC Holdings LLC 5.25%, 06/01/2024	19,200
		DISH DBS Corp.
	10,000	6.75%, 06/01/2021	10,185
	15,000	7.88%, 09/01/2019	15,262
	15,000	Gray Television, Inc. 5.13%, 10/15/2024(3)	14,578
	20,000	Liberty Interactive LLC 8.25%, 02/01/2030	20,250
	5,000	Sinclair Television Group, Inc. 5.13%, 02/15/2027(3)	4,550
		TEGNA, Inc.
	5,000	4.88%, 09/15/2021(3)	4,987
	20,000	6.38%, 10/15/2023	20,300
		Time Warner Cable LLC
	50,000	4.50%, 09/15/2042	41,680
	100,000	5.00%, 02/01/2020	101,475

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$20,000	Tribune Media Co. 5.88%, 07/15/2022	$20,350
5,000	WMG Acquisition Corp. 5.50%, 04/15/2026(3)	4,937

		596,311

	Metal Fabricate/Hardware - 0.0%
20,000	Novelis Corp. 5.88%, 09/30/2026(3)	19,300
5,000	TriMas Corp. 4.88%, 10/15/2025(3)	4,850

		24,150

	Mining - 0.0%
15,000	First Quantum Minerals Ltd. 7.00%, 02/15/2021(8)	14,962
5,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	5,075
5,000	New Gold, Inc. 6.38%, 05/15/2025(3)	4,216

		24,253

	Miscellaneous Manufacturing - 0.1%
15,000	Bombardier, Inc. 6.13%, 01/15/2023(3)	14,493
55,000	Carlisle Cos., Inc. 3.75%, 11/15/2022	54,293

		68,786

	Office/Business Equipment - 0.1%
10,000	CDW LLC / CDW Finance Corp. 5.50%, 12/01/2024	10,345
5,000	Pitney Bowes, Inc. 4.70%, 04/01/2023	4,609
20,000	Xerox Corp. 3.63%, 03/15/2023	19,050

		34,004

	Oil & Gas - 3.2%
10,000	Anadarko Petroleum Corp. 4.50%, 07/15/2044	9,040
30,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%, 11/15/2022(3)	30,300
5,000	California Resources Corp. 8.00%, 12/15/2022(3)	4,034
5,000	Centennial Resource Production LLC 5.38%, 01/15/2026(3)	4,825
	Chesapeake Energy Corp.
10,000	7.00%, 10/01/2024	9,763
5,000	7.50%, 10/01/2026	4,775
25,000	Cimarex Energy Co. 3.90%, 05/15/2027	24,131
200,000	CNOOC Finance 2013 Ltd. 3.00%, 05/09/2023	194,821
	Continental Resources, Inc.
135,000	4.38%, 01/15/2028	134,313
25,000	4.90%, 06/01/2044	23,806
4,000	5.00%, 09/15/2022	4,020
10,000	Energen Corp. 4.63%, 09/01/2021	10,033
150,000	Hess Corp. 5.80%, 04/01/2047	144,521
15,000	Jagged Peak Energy LLC 5.88%, 05/01/2026(3)	14,475
	Laredo Petroleum, Inc.
5,000	5.63%, 01/15/2022	4,825
5,000	6.25%, 03/15/2023	4,786
	Marathon Oil Corp.

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	$25,000	2.70%, 06/01/2020	$24,720
	135,000	4.40%, 07/15/2027	135,461
	10,000	Matador Resources Co. 5.88%, 09/15/2026	9,963
		MEG Energy Corp.
	10,000	6.50%, 01/15/2025(3)	9,825
	10,000	7.00%, 03/31/2024(3)	8,825
		Petrobras Global Finance B.V.
	100,000	4.38%, 05/20/2023	99,765
	95,000	5.75%, 02/01/2029	93,176
	15,000	6.00%, 01/27/2028	14,970
	10,000	7.38%, 01/17/2027	10,849
	5,000	Petroleos de Venezuela S.A. 6.00%, 05/16/2024(9)	1,230
		Petroleos Mexicanos
	10,000	4.50%, 01/23/2026	8,800
	895,000	5.35%, 02/12/2028	783,125
	20,000	6.35%, 02/12/2048	16,798
	10,000	6.50%, 03/13/2027	9,595
	50,000	6.50%, 01/23/2029	47,112
	55,000	Pioneer Natural Resources Co. 3.95%, 07/15/2022	55,722
		QEP Resources, Inc.
	20,000	5.25%, 05/01/2023	19,351
	6,000	5.63%, 03/01/2026	5,760
	20,000	Shell International Finance B.V. 3.75%, 09/12/2046	19,304
	200,000	Sinopec Group Overseas Development Ltd. 2.50%, 09/13/2022(3)	192,980
		SM Energy Co.
	10,000	5.00%, 01/15/2024	9,450
	6,000	5.63%, 06/01/2025	5,730
	5,000	6.63%, 01/15/2027	4,875
	5,000	6.75%, 09/15/2026	4,926
	5,000	Sunoco L.P. / Sunoco Finance Corp. 5.88%, 03/15/2028	4,881
	15,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(3)	12,337
		WPX Energy, Inc.
	20,000	5.25%, 09/15/2024	19,700
	5,000	5.75%, 06/01/2026	4,975
		YPF S.A.
	40,000	7.00%, 12/15/2047(3)	32,680
	20,000	8.50%, 07/28/2025(8)	19,580

			2,308,933

		Oil & Gas Services - 0.0%
		Weatherford International Ltd.
	5,000	5.95%, 04/15/2042	2,825
	5,000	6.50%, 08/01/2036	2,850

			5,675

		Packaging & Containers - 0.5%
EUR	100,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 6.75%, 05/15/2024(3)	120,910
	$30,000	Berry Global, Inc. 6.00%, 10/15/2022	30,675
	30,000	Crown Americas LLC / Crown Americas Capital Corp. 4.75%, 02/01/2026	29,400
		Flex Acquisition Co., Inc.
	10,000	6.88%, 01/15/2025(3)	9,350
	10,000	7.88%, 07/15/2026(3)	9,500
	10,000	Multi-Color Corp. 4.88%, 11/01/2025(3)	9,500
	10,000	OI European Group B.V. 4.00%, 03/15/2023(3)	9,675

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	$10,000	Owens-Brockway Glass Container, Inc. 6.38%, 08/15/2025(3)	$10,450
	20,000	Plastipak Holdings, Inc. 6.25%, 10/15/2025(3)	18,050
		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
	15,000	5.13%, 07/15/2023(3)	15,028
	15,000	7.00%, 07/15/2024(3)	15,337
	105,000	WestRock MWV LLC 7.38%, 09/01/2019	107,508

			385,383

		Pharmaceuticals - 0.9%
	75,000	Allergan Funding SCS 4.55%, 03/15/2035	72,135
	50,000	Allergan, Inc. 2.80%, 03/15/2023	48,213
		Bausch Health Cos., Inc.
	70,000	5.88%, 05/15/2023(3)	68,513
	10,000	6.13%, 04/15/2025(3)	9,450
	5,000	7.00%, 03/15/2024(3)	5,253
	75,000	Cardinal Health, Inc. 3.20%, 03/15/2023	73,245
	5,000	Catalent Pharma Solutions, Inc. 4.88%, 01/15/2026(3)	4,850
	25,000	CVS Health Corp. 5.13%, 07/20/2045	25,832
	25,000	Endo Finance LLC / Endo Finco, Inc. 5.38%, 01/15/2023(3)	20,406
	75,000	McKesson Corp. 3.80%, 03/15/2024	74,882
		Mylan N.V.
EUR	115,000	2.25%, 11/22/2024(8)	131,440
	$70,000	5.25%, 06/15/2046	62,184
	20,000	Teva Pharmaceutical Finance LLC 2.25%, 03/18/2020	19,533
		Teva Pharmaceutical Finance Netherlands B.V.
	20,000	2.80%, 07/21/2023	17,998
	30,000	3.15%, 10/01/2026	24,909

			658,843

		Pipelines - 0.4%
		Cheniere Corpus Christi Holdings LLC
	5,000	5.13%, 06/30/2027	5,050
	15,000	5.88%, 03/31/2025	15,802
	10,000	DCP Midstream Operating L.P. 5.38%, 07/15/2025	10,200
		Energy Transfer Equity L.P.
	5,000	5.50%, 06/01/2027	5,187
	20,000	7.50%, 10/15/2020	21,225
	175,000	Kinder Morgan Energy Partners L.P. 6.85%, 02/15/2020	181,200
	25,000	Kinder Morgan, Inc. 5.05%, 02/15/2046	24,606
	25,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.50%, 07/15/2027(3)	25,781

			289,051

		Real Estate Investment Trusts - 0.3%
	100,000	American Tower Corp. 3.40%, 02/15/2019	99,996
	50,000	Brixmor Operating Partnership L.P. 3.85%, 02/01/2025	48,615
	75,000	Crown Castle International Corp. 3.65%, 09/01/2027	72,111

			220,722

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Retail - 0.4%
	1011778 BC ULC / New Red Finance, Inc.
$5,000	4.25%, 05/15/2024(3)	$4,838
25,000	5.00%, 10/15/2025(3)	24,125
20,000	Ferrellgas L.P. / Ferrellgas Finance Corp. 6.75%, 01/15/2022	17,512
10,000	L Brands, Inc. 5.25%, 02/01/2028	8,775
15,000	Lithia Motors, Inc. 5.25%, 08/01/2025(3)	14,475
150,000	Lowe’s Cos., Inc. 3.10%, 05/03/2027	141,779
5,000	PetSmart, Inc. 5.88%, 06/01/2025(3)	3,927
20,000	Staples, Inc. 8.50%, 09/15/2025(3)	19,200
25,000	United Rentals North America, Inc. 4.88%, 01/15/2028	23,719

		258,350

	Semiconductors - 0.1%
10,000	Entegris, Inc. 4.63%, 02/10/2026(3)	9,700
18,000	Micron Technology, Inc. 5.50%, 02/01/2025	18,254
15,000	Sensata Technologies B.V. 5.00%, 10/01/2025(3)	15,075

		43,029

	Software - 0.2%
50,000	Fidelity National Information Services, Inc. 3.00%, 08/15/2026	46,509
5,000	First Data Corp. 5.38%, 08/15/2023(3)	5,097
40,000	Infor U.S., Inc. 6.50%, 05/15/2022	40,700
	Microsoft Corp.
50,000	2.40%, 08/08/2026	47,682
25,000	4.25%, 02/06/2047	27,158

		167,146

	Telecommunications - 0.9%
50,000	AT&T, Inc. 4.35%, 06/15/2045	44,112
20,000	CenturyLink, Inc. 5.63%, 04/01/2025	18,100
10,000	Embarq Corp. 8.00%, 06/01/2036	9,450
	Frontier Communications Corp.
5,000	6.88%, 01/15/2025	2,638
10,000	8.50%, 04/01/2026(3)	9,072
200,000	IHS Netherlands Holdco B.V. 9.50%, 10/27/2021(8)	205,932
10,000	Intelsat Jackson Holdings S.A. 8.50%, 10/15/2024(3)	10,103
200,000	Juniper Networks, Inc. 3.30%, 06/15/2020	199,771
15,000	Level 3 Financing, Inc. 5.38%, 08/15/2022	15,117
5,000	Nokia Oyj 3.38%, 06/12/2022	4,919
5,000	Sprint Capital Corp. 6.88%, 11/15/2028	4,963
	Sprint Corp.
20,000	7.13%, 06/15/2024	20,462
15,000	7.25%, 09/15/2021	15,750
5,000	7.63%, 02/15/2025	5,227

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	$10,000	7.88%, 09/15/2023	$10,625
		Telecom Italia Capital S.A.
	15,000	6.00%, 09/30/2034	13,054
	20,000	7.20%, 07/18/2036	19,306
	50,000	Verizon Communications, Inc. 4.13%, 08/15/2046	46,156

			654,757

		Transportation - 0.3%
	200,000	Rumo Luxembourg S.a.r.l. 7.38%, 02/09/2024(8)	212,100

		Total Corporate Bonds (cost $17,826,639)	$17,572,740

Foreign Government Obligations - 10.4%
		Argentina - 1.2%
		Argentine Republic Government International Bond
EUR	70,000	2.26%, 12/31/2038(2)	47,713
	$171,300	2.50%, 12/31/2038(2)	101,495
CHF	100,000	3.38%, 10/12/2020(8)	94,266
	$5,000	5.88%, 01/11/2028	3,975
	110,000	6.88%, 01/26/2027	93,116
	85,000	6.88%, 01/11/2048	65,025
	150,000	7.50%, 04/22/2026	132,976
	310,000	Bonos De La Nacion Argentina En Moneda Dua 4.50%, 02/13/2020	298,530
EUR	10,000	Provincia de Buenos Aires 4.00%, 05/01/2020(2)(8)	11,162

			848,258

		Azerbaijan - 0.2%
	$150,000	Republic of Azerbaijan International Bond 3.50%, 09/01/2032(8)	128,688

		Brazil - 0.2%
		Brazil Notas do Tesouro Nacional
BRL	319,000	10.00%, 01/01/2023	92,861
	72,000	10.00%, 01/01/2029	21,162
	$60,000	Brazilian Government International Bond 7.13%, 01/20/2037	70,500

			184,523

		Colombia - 0.3%
	100,000	Colombia Government International Bond 7.38%, 09/18/2037	127,250
COP	272,900,000	Colombian TES 7.50%, 08/26/2026	93,427

			220,677

		Croatia - 0.2%
EUR	100,000	Croatia Government International Bond 3.00%, 03/20/2027(8)	123,237

		Dominican Republic - 0.2%
	$110,000	Dominican Republic International Bond 7.50%, 05/06/2021(8)	113,960

		Egypt - 0.3%
	200,000	Egypt Government International Bond 6.59%, 02/21/2028(3)	185,603

		Greece - 0.1%
		Hellenic Republic Government Bond
EUR	20,000	3.45%, 04/02/2024(3)(5)(8)	23,079
	5,000	3.50%, 01/30/2023(8)	5,865
	10,000	4.38%, 08/01/2022(3)(8)	12,087

			41,031

		Hungary - 0.1%
		Hungary Government International Bond
	$62,000	5.38%, 02/21/2023	66,181

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	$30,000	5.75%, 11/22/2023	$32,744

			98,925

		Indonesia - 0.4%
		Indonesia Government International Bond
	202,000	3.85%, 07/18/2027(8)	197,228
	100,000	6.63%, 02/17/2037(8)	119,163

			316,391

		Ivory Coast - 0.3%
		Ivory Coast Government International Bond
EUR	100,000	5.13%, 06/15/2025(8)	113,029
	100,000	6.63%, 03/22/2048(8)	102,002

			215,031

		Japan - 1.9%
JPY	150,000,000	Japan Treasury Discount Bill 0.00%, 03/18/2019(10)	1,377,359

		Malaysia - 0.1%
MYR	394,000	Malaysia Government Bond 4.05%, 09/30/2021	97,230

		Mexico - 0.4%
MXN	1,890,400	Mexican Bonos 7.75%, 05/29/2031	92,431
		Mexico Government International Bond
	$192,000	4.75%, 03/08/2044	180,902
	15,000	5.55%, 01/21/2045	15,758
	20,000	6.05%, 01/11/2040	21,900

			310,991

		Morocco - 0.2%
EUR	100,000	Morocco Government International Bond 3.50%, 06/19/2024(8)	126,478

		Panama - 0.3%
	$200,000	Panama Government International Bond 4.30%, 04/29/2053	196,000

		Philippines - 0.0%
	15,000	Philippine Government International Bond 10.63%, 03/16/2025	20,944

		Poland - 0.1%
PLN	342,000	Republic of Poland Government Bond 3.25%, 07/25/2025	96,575

		Qatar - 0.3%
	$200,000	Qatar Government International Bond 4.50%, 04/23/2028(8)	211,164

		Romania - 0.2%
		Romanian Government International Bond
EUR	10,000	3.38%, 02/08/2038(8)	10,364
	25,000	3.88%, 10/29/2035(8)	28,040
	$108,000	6.13%, 01/22/2044(8)	120,204

			158,608

		Russia - 0.4%
RUB	5,636,000	Russian Federal Bond - OFZ 7.10%, 10/16/2024	83,157
	$200,000	Russian Foreign Bond - Eurobond 5.25%, 06/23/2047(8)	197,566

			280,723

		Saudi Arabia - 0.3%
	200,000	Saudi Government International Bond 4.38%, 04/16/2029(3)	203,660

		Senegal - 0.1%
EUR	100,000	Senegal Government International Bond 4.75%, 03/13/2028(3)	109,492

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

		South Africa - 0.3%
		Republic of South Africa Government Bond
ZAR	25,000	6.25%, 03/31/2036	$1,380
	275,000	8.00%, 01/31/2030	19,174
	1,227,000	8.25%, 03/31/2032	84,769
	$125,000	Republic of South Africa Government International Bond 4.67%, 01/17/2024	125,464

			230,787

		Sri Lanka - 0.2%
	115,000	Sri Lanka Government International Bond 6.25%, 10/04/2020(8)	115,405

		Supranational - 0.3%
IDR	1,411,100,000	European Bank for Reconstruction & Development 6.45%, 12/13/2022	95,750
		International Finance Corp.
MXN	1,200,000	0.00%, 02/22/2038(10)	11,879
INR	6,530,000	7.80%, 06/03/2019	91,707

			199,336

		Thailand - 0.1%
THB	2,910,000	Thailand Government Bond 3.85%, 12/12/2025	102,398

		Tunisia - 0.1%
EUR	100,000	Banque Centrale de Tunisie International Bond 6.75%, 10/31/2023(3)	111,904

		Turkey - 0.8%
TRY	417,922	Turkey Government Bond 11.00%, 03/02/2022	71,667
		Turkey Government International Bond
EUR	100,000	5.20%, 02/16/2026	117,409
	$187,000	6.88%, 03/17/2036	183,563
	200,000	7.25%, 12/23/2023	209,682

			582,321

		Ukraine - 0.4%
		Ukraine Government International Bond
	100,000	7.75%, 09/01/2021(8)	98,218
	185,000	7.75%, 09/01/2023(8)	176,259

			274,477

		United Arab Emirates - 0.3%
	205,000	Abu Dhabi Government International Bond 3.13%, 10/11/2027(8)	200,203

		Venezuela - 0.1%
		Venezuela Government International Bond
	60,000	7.75%, 10/13/2019(8)(9)	18,150
	150,000	9.00%, 05/07/2023(8)(9)	47,355
	117,000	9.25%, 05/07/2028(8)(9)	36,937

			102,442

		Total Foreign Government Obligations (cost $7,829,526)	$7,584,821

Municipal Bonds - 0.4%
		Education - 0.1%
		Chicago, IL, Board of Education
	20,000	6.14%, 12/01/2039	19,104
	45,000	6.32%, 11/01/2029	44,385

			63,489

		General Obligation - 0.3%
		City of Chicago, IL, GO
	60,000	7.05%, 01/01/2029	64,231

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	$145,000	7.38%, 01/01/2033	$158,085

			222,316

		Total Municipal Bonds (cost $287,030)	$285,805

Senior Floating Rate Interests - 13.9%(11)
		Advertising - 0.1%
	148,265	Acosta Holdco, Inc. 1 mo. USD LIBOR + 3.250%, 5.75%, 09/26/2021	69,166

		Aerospace/Defense - 0.4%
	99,135	Circor International, Inc. 1 mo. USD LIBOR + 3.500%, 6.01%, 12/11/2024	97,152
	219,968	TransDigm, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 06/09/2023	215,112

			312,264

		Biotechnology - 0.1%
	101,615	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 5.50%, 05/15/2022	98,893

		Chemicals - 0.9%
	203,040	American Rock Salt Co. LLC 1 mo. USD LIBOR + 3.750%, 6.25%, 03/21/2025	199,107
	159,054	Chemours Co. 1 mo. USD LIBOR + 1.750%, 4.25%, 04/03/2025	156,072
EUR	97,570	CTC AcquiCo GmbH 3 mo. EURIBOR + 2.750%, 2.75%, 03/07/2025	110,251
	$99,750	LTI Holdings, Inc. 1 mo. USD LIBOR + 3.500%, 6.00%, 09/06/2025	96,217
	112,147	Nexeo Solutions LLC 3 mo. USD LIBOR + 3.250%, 6.00%, 06/09/2023	111,890

			673,537

		Coal - 0.2%
	166,054	Foresight Energy LLC 3 mo. USD LIBOR + 5.750%, 8.25%, 03/28/2022	163,927

		Commercial Services - 1.1%
	99,750	APX Group, Inc. 2 mo. USD LIBOR + 5.000%, 7.50%, 04/01/2024	97,797
	154,225	Blackhawk Network Holdings, Inc. 1 mo. USD LIBOR + 3.000%, 5.50%, 06/15/2025	151,218
	110,577	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 11/15/2023	107,035
EUR	105,000	Techem GmbH 3 mo. EURIBOR + 3.750%, 3.75%, 07/31/2025	120,333
	$137,900	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 5.50%, 05/01/2024	135,192
	196,000	Xerox Business Services LLC 1 mo. USD LIBOR + 2.500%, 5.00%, 12/07/2023	192,938

			804,513

		Construction Materials - 0.3%
	203,975	NCI Building Systems, Inc. 3 mo. USD LIBOR + 3.750%, 6.55%, 04/12/2025	194,031

		Diversified Financial Services - 0.3%
	148,875	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 02/28/2025	145,116
EUR	88,194	Nets Holding A/S 3 mo. EURIBOR + 3.000%, 3.00%, 02/06/2025	99,451

			244,567

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Energy-Alternate Sources - 0.2%
$139,300	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 3.500%, 6.24%, 10/31/2024	$137,704

	Engineering & Construction - 0.2%
147,750	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.96%, 06/21/2024	141,391

	Food - 0.2%
107,809	Hostess Brands LLC 1 mo. USD LIBOR + 2.250%, 4.90%, 08/03/2022	103,946
71,427	Post Holdings, Inc. 1 mo. USD LIBOR + 2.000%, 4.52%, 05/24/2024	70,445

		174,391

	Food Service - 0.1%
100,000	8th Avenue Food & Provisions, Inc. 3 mo. USD LIBOR + 3.750%, 6.25%, 10/01/2025	99,750

	Healthcare-Products - 0.2%
150,000	Lifescan Global Corp. 3 mo. USD LIBOR + 6.000%, 8.80%, 09/27/2024	143,719

	Healthcare-Services - 1.1%
153,200	CDRH Parent, Inc. 3 mo. USD LIBOR + 4.250%, 7.01%, 07/01/2021	137,114
54,651	Community Health Systems, Inc. 3 mo. USD LIBOR + 3.250%, 5.96%, 01/27/2021	53,683
100,000	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.750%, 6.25%, 10/10/2025	94,050
109,323	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 2.750%, 5.55%, 06/07/2023	105,667
130,718	Ortho-Clinical Diagnostics S.A. 3 mo. USD LIBOR + 3.250%, 5.76%, 06/30/2025	126,307
76,313	Syneos Health, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 08/01/2024	74,945
122,813	Team Health Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 02/06/2024	110,224
113,657	U.S. Renal Care, Inc. 3 mo. USD LIBOR + 4.250%, 7.05%, 12/30/2022	110,923

		812,913

	Household Products - 0.1%
103,950	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 5.74%, 09/06/2024	97,778

	Insurance - 0.8%
	Asurion LLC
225,700	1 mo. USD LIBOR + 3.000%, 5.50%, 11/03/2023	221,910
100,000	1 mo. USD LIBOR + 6.500%, 9.00%, 08/04/2025	100,500
144,275	Hub International Ltd. 2 mo. USD LIBOR + 2.750%, 5.51%, 04/25/2025	138,910
100,000	Sedgwick Claims Management Services, Inc. 1 mo. USD LIBOR + 3.250%, 5.75%, 12/31/2025	97,333

		558,653

	Internet - 0.2%
139,350	Lands’ End, Inc. 1 mo. USD LIBOR + 3.250%, 5.77%, 04/04/2021	130,408

	Leisure Time - 0.8%
102,244	Caesars Resort Collection LLC 1 mo. USD LIBOR + 2.750%, 5.25%, 12/22/2024	100,724
100,000	Delta (LUX) S.a.r.l. 1 mo. USD LIBOR + 2.500%, 5.00%, 02/01/2024	96,042
123,750	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 5.51%, 10/21/2024	121,353
229,234	SRAM LLC 2 mo. USD LIBOR + 2.750%, 5.43%, 03/15/2024	224,363

		542,482

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Lodging - 0.2%
$ 104,543	Boyd Gaming Corp. 1 Week USD LIBOR + 2.250%, 4.66%, 09/15/2023	$103,041

	Machinery-Construction & Mining - 0.3%
100,000	Brookfield WEC Holdings, Inc. 1 mo. USD LIBOR + 3.750%, 6.25%, 08/01/2025	99,411
88,128	Pike Corp. 1 mo. USD LIBOR + 3.500%, 6.00%, 03/23/2025	87,835

		187,246

	Machinery-Diversified - 0.2%
104,006	Gardner Denver, Inc. 3 mo. USD LIBOR + 2.750%, 5.25%, 07/30/2024	103,291

	Media - 0.7%
103,688	Altice Financing S.A. 3 mo. USD LIBOR + 2.750%, 5.25%, 01/31/2026	95,997
106,386	CSC Holdings LLC 1 mo. USD LIBOR + 2.250%, 4.76%, 07/17/2025	102,896
127,670	Numericable Group S.A. 3 mo. USD LIBOR + 3.688%, 6.20%, 01/31/2026	119,280
198,500	PSAV Holdings LLC 3 mo. USD LIBOR + 3.250%, 5.88%, 03/01/2025	189,403

		507,576

	Miscellaneous Manufacturing - 0.1%
91,360	H.B. Fuller Co. 1 mo. USD LIBOR + 2.000%, 4.50%, 10/20/2024	89,533

	Oil & Gas - 0.6%
62,500	Ascent Resources - Marcellus LLC 1 mo. USD LIBOR + 6.500%, 9.02%, 03/30/2023	62,344
115,000	California Resources Corp. 1 mo. USD LIBOR + 10.375%, 12.87%, 12/31/2021	120,031
99,750	Grizzly Acquisitions, Inc. 1 mo. USD LIBOR + 3.250%, 6.05%, 10/01/2025	99,148
145,843	PowerTeam Services, LLC 3 mo. USD LIBOR + 3.250%, 6.06%, 03/06/2025	139,098

		420,621

	Packaging & Containers - 0.5%
162,113	Flex Acquisition Co., Inc. 3 mo. USD LIBOR + 3.000%, 5.52%, 12/29/2023	156,979
205,350	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 02/05/2023	202,251

		359,230

	Pharmaceuticals - 0.6%
147,750	Endo Luxembourg Finance Co. S.a r.l. 1 mo. USD LIBOR + 4.250%, 6.75%, 04/29/2024	146,150
280,852	Valeant Pharmaceuticals International, Inc. 1 mo. USD LIBOR + 3.000%, 5.51%, 06/02/2025	277,596

		423,746

	Real Estate - 0.2%
119,318	VICI Properties LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 12/20/2024	117,044

	REITS - 0.1%
102,113	MGM Growth Properties Operating Partnership L.P. 1 mo. USD LIBOR + 2.000%, 4.50%, 03/21/2025	100,405

	Retail - 0.6%
103,239	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 7.50%, 09/25/2024	101,948
138,951	Coty Inc. 1 mo. USD LIBOR + 2.250%, 4.77%, 04/07/2025	131,830
99,500	Rodan & Fields LLC 1 mo. USD LIBOR + 4.000%, 6.51%, 06/06/2025	92,038

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 128,700	Staples, Inc. 3 mo. USD LIBOR + 4.000%, 6.54%, 09/12/2024	$126,319

		452,135

	Semiconductors - 0.1%
90,433	Microchip Technology, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 05/29/2025	88,851

	Software - 1.8%
187,709	Almonde, Inc. 3 mo. USD LIBOR + 3.500%, 6.30%, 06/13/2024	179,850
144,375	Change Healthcare Holdings LLC 1 mo. USD LIBOR + 2.750%, 5.25%, 03/01/2024	141,199
201,428	EVO Payments International LLC 1 mo. USD LIBOR + 3.250%, 5.76%, 12/22/2023	199,246
	First Data Corp.
67,793	1 mo. USD LIBOR + 2.000%, 4.52%, 07/08/2022	67,499
189,483	1 mo. USD LIBOR + 2.000%, 4.52%, 04/26/2024	188,714
169,575	Quest Software U.S. Holdings, Inc. 3 mo. USD LIBOR + 4.250%, 6.99%, 05/16/2025	166,891
74,609	SkillSoft Corp. 3 mo. USD LIBOR + 4.750%, 7.25%, 04/28/2021	60,673
99,749	SS&C Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 4.75%, 04/16/2025	97,779
200,037	WEX, Inc. 1 mo. USD LIBOR + 2.250%, 4.75%, 06/30/2023	196,786

		1,298,637

	Telecommunications - 0.4%
171,189	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 02/02/2024	167,124
121,850	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 03/15/2024	113,245

		280,369

	Transportation - 0.2%
168,040	Savage Enterprises LLC 1 mo. USD LIBOR + 4.500%, 7.02%, 08/01/2025	167,515

	Total Senior Floating Rate Interests (cost $10,433,183)	$10,099,327

Equity Linked Securities - 13.4%
	Banks - 13.4%
2,056	Adobe Systems, Inc. (HSBC Bank plc) 12.00%, 04/24/2019(3)(11)(12)(13)	505,694
2,467	Apple Inc. (BNP Paribas Issuance B.V.) 12.00%, 02/21/2019(3)(11)(12)(13)	411,323
9,511	Bristol Myers Sqibb Co. (Barclays Bank PLC) 12.00%, 03/20/2019(3)(11)(12)(13)	473,553
6,713	Capital One Financial Corp (Barclays Bank plc) 12.00%, 03/20/2019(3)(4)(11)(12)(13)	522,976
7,496	ConocoPhillips Co. (HSBC Bank plc) 12.00%, 05/22/2019(3)(11)(12)(13)	504,706
3,421	Cummins, Inc. (HSBC Bank plc) 12.00%, 04/24/2019(3)(11)(12)(13)	503,605
9,550	DXC Technology, Co. (HSBC Bank plc) 12.00%, 03/20/2019(3)(11)(12)(13)	549,411
10,978	Etsy Inc. (Merrill Lynch Internationsl & Co C.V.) 12.00%, 03/20/2019(3)(11)(12)(13)	573,052
7,678	Gilead Sciences, Inc., (BNP Paribas Issuance B.V.) 12.00%, 04/24/2019(3)(11)(12)(13)	527,402
3,688	HCA Healthcare, Inc. (Sociate Generale S.A.) 12.00%, 02/21/2019(3)(11)(12)(13)	515,804
4,689	JP Morgan Chase & Co. (BNP Paribas Issuance B.V.) 12.00%, 02/21/2019(3)(11)(12)(13)	487,750
4,853	Microsoft Corp. (Societe Generale S.A.) 12.00%, 02/21/2019(3)(11)(12)(13)	515,728

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 10,972	Oracle Corp. (Societe Generale S.A.) 12.00%, 02/21/2019(3)(11)(12)(13)	$537,079
9,643	Planet Fitness, Inc.,Class A (Merrill Lynch Internationsl & Co C.V.) 12.00%, 03/20/2019 (3)(11)(12)(13)	538,658
4,127	PNC Financial Services Group (Barclays Bank plc) 12.00%, 04/24/2019(3)(4)(11)(12)(13)	506,300
5,342	Post Holdings, Inc.(Societe Generale S.A.) 12.00%, 02/21/2019(3)(11)(12)(13)	496,111
5,583	Prudential Financial, Inc. (Barclays Bank PLC) 12.00%, 03/20/2019(3)(11)(12)(13)	514,641
4,597	Ralph Lauren Corp. (BNP Paribas Issuance B.V.) 12.00%, 04/24/2019(3)(11)(12)(13)	523,001
6,264	Valero Energy Corp. (HSBC Bank plc) 12.00%, 04/24/2019(3)(11)(12)(13)	534,758

		9,741,552

	Total Equity Linked Securities (cost $9,693,363)	$9,741,552

U.S. Government Agencies - 1.4%
$ 30,000	FHLMC - 0.0% 3.82%, 05/25/2048(3)(4)	$27,019

	FNMA - 1.4%
$ 665,000	4.00%, 02/01/2049(14)	$680,690
300,000	4.00%, 03/01/2049(14)	306,773

		987,463

	Total U.S. Government Agencies (cost $1,009,976)	$1,014,482

U.S. Government Securities - 0.7%
	U.S. Treasury Securities - 0.7%
	U.S. Treasury Bonds - 0.4%
$ 260,000	3.75%, 11/15/2043(15)	$294,673

		294,673

	U.S. Treasury Notes - 0.3%
234,593	0.88%, 01/15/2029(16)	236,448

		236,448

		531,121

	Total U.S. Government Securities (cost $522,117)	$531,121

Common Stocks - 20.3%
	Automobiles & Components - 0.4%
12,844	Ford Motor Co.	113,027
20,399	Nissan Motor Co., Ltd.	174,208

		287,235

	Banks - 1.0%
1,350	ABN Amro Group N.V.(3)	33,664
979	Bank of Montreal	71,662
1,852	BNP Paribas S.A.	87,277
909	Canadian Imperial Bank of Commerce	77,074
51,072	China CITIC Bank Corp. Ltd. Class H	33,273
25,850	Dubai Islamic Bank PJSC	35,906
17,403	MGIC Investment Corp.*	217,190
1,079	PacWest Bancorp.	41,639
1,398	Sberbank of Russia PJSC ADR	19,011
3,473	Societe Generale S.A.	108,286

		724,982

	Capital Goods - 0.8%
389	ACS Actividades de Construccion y Servicios S.A.	16,098
4,728	Altra Industrial Motion Corp.	144,724
25,307	Fangda Carbon New Material Co., Ltd. Class A	69,439
2,577	Fortune Brands Home & Security, Inc.	116,738
14,366	Marubeni Corp.	111,977

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

2,020	Mitsubishi Corp.	$59,203
5,880	Mitsui & Co., Ltd.	96,067

		614,246

	Consumer Durables & Apparel - 1.5%
5,350	Barratt Developments plc	37,841
2,913	D.R. Horton, Inc.	112,005
11,896	Gree Electric Appliances, Inc. of Zhuhai Class A*	74,363
5,314	KB Home	113,773
2,443	Lennar Corp. Class A	115,847
852	Mohawk Industries, Inc.*	109,729
4,403	Persimmon plc	137,354
4,095	PulteGroup, Inc.	113,882
20,243	Taylor Wimpey plc	43,892
3,091	Toll Brothers, Inc.	114,182
8,613	TRI Pointe Group, Inc.*	115,845

		1,088,713

	Consumer Services - 0.2%
21,312	Genting Singapore Ltd.	17,466
587	H&R Block, Inc.	13,847
2,202	Yum China Holdings, Inc.	80,263

		111,576

	Diversified Financials - 0.6%
1,255	AGNC Investment Corp. REIT	22,477
17,323	Annaly Capital Management, Inc. REIT	180,852
8,290	Chimera Investment Corp. REIT	157,759
3,362	Navient Corp.	38,327
1,904	New Residential Investment Corp. REIT	32,330
16,019	Power Finance Corp. Ltd.	23,395
8,602	REC Ltd.	15,133

		470,273

	Energy - 4.5%
44,900	Ascent Resources - Marcellus LLC Class A*(12)(17)	141,435
5,845	BP plc ADR	240,346
2,331	Chevron Corp.	267,249
161,800	China Petroleum & Chemical Corp. Class H	135,296
6,660	China Shenhua Energy Co., Ltd. Class H	16,950
4,610	ConocoPhillips	312,051
6,953	Eni S.p.A. ADR	235,568
11,228	Equinor ASA ADR	255,774
5,219	Exxon Mobil Corp.	382,448
3,545	Occidental Petroleum Corp.	236,735
1,117	Paragon Offshore Ltd., Litigation*	13,579
10,114	Repsol S.A.	177,528
3,797	Royal Dutch Shell plc Class A, ADR	234,389
3,449	Schlumberger Ltd.	152,480
40,501	Star Petroleum Refining PCL	14,130
2,882	Targa Resources Corp.	123,955
1,919	Total S.A.	105,202
4,160	Total S.A. ADR	227,677
217	Valero Energy Corp.	19,057
4,305	Whitehaven Coal Ltd.	15,578

		3,307,427

	Food & Staples Retailing - 0.1%
1,515	Casino Guichard Perrachon S.A.(7)	74,543

	Food, Beverage & Tobacco - 0.9%
6,298	Imperial Brands plc	209,056
34,792	Inner Mongolia Yili Industrial Group Co., Ltd. Class A	126,295
1,463	Kweichow Moutai Co., Ltd. Class A	151,110
398	Swedish Match AB	17,831
16,196	Wuliangye Yibin Co., Ltd. Class A	146,549

		650,841

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Insurance - 1.4%
8,859	Aegon N.V.	$45,639
1,710	Ageas	79,509
561	ASR Nederland N.V.	23,662
9,517	AXA S.A.	220,701
410	CNA Financial Corp.	18,802
4,226	CNP Assurances	96,010
2,366	Japan Post Holdings Co., Ltd.	29,085
1,771	Manulife Financial Corp.	28,453
4,202	NN Group N.V.	177,439
733	Old Republic International Corp.	14,770
20,130	Ping An Insurance Group Co. of China Ltd. Class A	190,592
391	Prudential Financial, Inc.	36,027
28,481	UnipolSai Assicurazioni S.p.A.(7)	71,094

		1,031,783

	Materials - 0.8%
34,330	Alumina Ltd.	61,055
19,205	Anhui Conch Cement Co., Ltd. Class A	93,564
16,816	China Resources Cement Holdings Ltd.	17,079
10,791	Eregli Demir ve Celik Fabrikalari T.A.S.	17,723
7,798	Evraz plc	51,082
13,205	Fortescue Metals Group Ltd.	54,549
1,001	Kumba Iron Ore Ltd.	25,766
477	LyondellBasell Industries N.V. Class A	41,485
9,664	PTT Global Chemical PCL	21,110
4,921	Severstal PJSC GDR	75,094
1,593	UPM-Kymmene Oyj	46,263
15,408	Vedanta Ltd.	43,006

		547,776

	Media & Entertainment - 0.4%
2,295	Eutelsat Communications S.A.	48,669
3,153	ProSiebenSat.1 Media SE	56,283
4,287	Tencent Holdings Ltd.	190,834
472	Viacom, Inc. Class B	13,886

		309,672

	Pharmaceuticals, Biotechnology & Life Sciences - 1.2%
395	Amgen, Inc.	73,908
15,764	CSPC Pharmaceutical Group Ltd.	27,196
427	Gilead Sciences, Inc.	29,894
1,291	GlaxoSmithKline plc	25,077
1,934	Jiangsu Hengrui Medicine Co., Ltd. Class A	17,146
991	Johnson & Johnson	131,882
1,000	Novartis AG	87,301
4,691	Pfizer, Inc.	199,133
276	Roche Holding AG	73,426
2,160	Sanofi	187,743
17,186	Sino Biopharmaceutical Ltd.	14,538

		867,244

	Real Estate - 1.7%
21,359	Agile Group Holdings Ltd.	28,384
3,142	Barwa Real Estate Co.	35,233
4,952	Brixmor Property Group, Inc. REIT	84,828
10,429	CapitaLand Mall Trust REIT	18,624
4,972	Castellum AB	94,259
15,338	Fortress REIT Ltd. Class B, REIT	17,999
745	Gaming and Leisure Properties, Inc. REIT	27,937
274	Gecina S.A. REIT	40,268
2,658	Hospitality Properties Trust REIT	70,862
11,404	Kerry Properties Ltd.	47,367
7,852	Kimco Realty Corp. REIT	133,563
1,803	Omega Healthcare Investors, Inc. REIT	72,463
4,217	Park Hotels & Resorts, Inc. REIT	126,805
4,024	Senior Housing Properties Trust REIT	55,410

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

3,411	Spirit Realty Capital, Inc. REIT	$135,485
9,494	Stockland REIT	26,169
1,561	Swire Pacific Ltd. Class A	18,487
4,252	Uniti Group, Inc. REIT*	84,657
21,412	Wharf Holdings Ltd.	64,718
3,654	Wheelock & Co., Ltd.	23,424

		1,206,942

	Retailing - 0.4%
1,009	Alibaba Group Holding Ltd. ADR*	170,006
1,766	Hennes & Mauritz AB Class B	27,479
799	L Brands, Inc.	22,244
2,376	Macy’s, Inc.	62,489
516	Target Corp.	37,668

		319,886

	Semiconductors & Semiconductor Equipment - 0.3%
1,972	Intel Corp.	92,921
14,058	Radiant Opto-Electronics Corp.	40,336
136,816	United Microelectronics Corp.	52,252

		185,509

	Software & Services - 1.2%
1,597	International Business Machines Corp.	214,669
1,412	Micro Focus International plc	26,920
1,610	Microsoft Corp.	168,132
2,029	Paychex, Inc.	143,653
10,410	Western Union Co.	189,983
549	Workday, Inc. Class A*	99,660

		843,017

	Technology Hardware & Equipment - 0.3%
2,974	Asustek Computer, Inc.	23,183
110,234	AU Optronics Corp.	43,211
3,977	Hangzhou Hikvision Digital Technology Co., Ltd. Class A	17,947
294	NetApp, Inc.	18,748
2,195	Seagate Technology plc	97,195
1,362	Sunny Optical Technology Group Co., Ltd.	13,517
676	Xerox Corp.	19,070

		232,871

	Telecommunication Services - 1.2%
820	AT&T, Inc.	24,649
8,819	CenturyLink, Inc.	135,107
1,870	China Mobile Ltd.	19,667
141,607	China Unicom Hong Kong Ltd.	162,208
73,170	HKT Trust & HKT Ltd.	107,908
7,816	Mobile TeleSystems PJSC ADR	67,218
6,883	Orange S.A.	106,758
26,975	PCCW Ltd.	16,058
64	SK Telecom Co., Ltd.	14,817
9,969	Spark New Zealand Ltd.	28,024
131	Swisscom AG	62,789
3,377	Telefonica Brasil S.A. ADR	45,252
6,923	Telstra Corp. Ltd.	15,696
44,607	Vodafone Group plc	81,353

		887,504

	Transportation - 0.3%
23,320	Air New Zealand Ltd.	45,350
36,968	Daqin Railway Co., Ltd. Class A	47,268
66,260	Hutchison Port Holdings Trust	16,620
1,985	Macquarie Infrastructure Corp.	85,693
14,792	Royal Mail plc	52,118

		247,049

	Utilities - 1.1%
1,334	AES Corp.	21,864

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

5,214	CenterPoint Energy, Inc.	$161,217
69,384	Centrica plc	124,686
148,892	China Longyuan Power Group Corp. Ltd. Class H	111,461
11,695	China Resources Power Holdings Co., Ltd.	23,441
6,801	Endesa S.A.	170,103
13,569	ENN Energy Holdings Ltd.	129,959
4,136	Italgas S.p.A.	25,041
4,039	Transmissora Alianca de Energia Eletrica S.A. UNIT	28,483

		796,255

	Total Common Stocks (cost $14,362,446)	$14,805,344

Escrows - 0.0%(18)
	Energy-Alternate Sources - 0.0%
4,146	Paragon Offshore Ltd.*(12)(17)	—

	Total Escrows (cost $—)	$—

Convertible Bonds - 2.9%
	Biotechnology - 0.2%
132,000	Illumina, Inc. 0.50%, 06/15/2021	167,078

	Commercial Services - 0.2%
142,000	Cardtronics, Inc. 1.00%, 12/01/2020	134,213

	Internet - 0.3%
186,000	Wayfair, Inc. 0.38%, 09/01/2022	225,657

	Media - 0.2%
148,000	DISH Network Corp. 3.38%, 08/15/2026	125,726

	Oil & Gas - 0.2%
20,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019(9)	26
132,000	PDC Energy, Inc. 1.13%, 09/15/2021(7)	119,377

		119,403

	Pharmaceuticals - 0.3%
132,000	Ironwood Pharmaceuticals, Inc. 2.25%, 06/15/2022	143,306
55,000	Teva Pharmaceutical Finance Co. LLC 0.25%, 02/01/2026	50,805

		194,111

	Semiconductors - 0.0%
	Microchip Technology, Inc.
4,000	1.63%, 02/15/2027	4,280
4,000	2.25%, 02/15/2037	4,349

		8,629

	Software - 0.6%
165,000	Envestnet, Inc. 1.75%, 12/15/2019	170,841
175,000	Servicenow, Inc. 0.00%, 06/01/2022(10)	292,623
10,000	Western Digital Corp. 1.50%, 02/01/2024(3)	8,588

		472,052

	Telecommunications - 0.9%
EUR 300,000	Telecom Italia S.p.A. 1.13%, 03/26/2022(8)	318,700

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

300,000	Telefonica Participaciones SAU 0.00%, 03/09/2021(8)(10)	$338,916

		657,616

	Total Convertible Bonds (cost $2,107,817)	$2,104,485

Exchange-Traded Funds - 4.7%
	Other Investment Pools & Funds - 4.7%
20,291	iShares iBoxx High Yield Corporate Bond ETF(7)	1,726,967
48,297	SPDR Bloomberg Barclays High Yield Bond ETF(7)	1,707,299

		3,434,266

	Total Exchange-Traded Funds (cost $3,499,232)	$3,434,266

Rights - 0.0%
	Engineering & Construction - 0.0%
389	ACS Actividades de Construccion y Servicios S.A.*	213

	Total Rights (cost $199)	$213

Preferred Stocks - 0.1%
	Telecommunication Services - 0.1%
4,300	Telefonica Brasil S.A.	57,405

	Total Preferred Stocks (cost $49,227)	$57,405

Convertible Preferred Stocks - 0.0%
	Utilities - 0.0%
300	Sempra Energy Series A, 6.00%	30,099

	Total Convertible Preferred Stocks (cost $30,125)	$30,099

Warrants - 0.0%
	Energy - 0.0%
11,625	Ascent Resources - Marcellus LLC Expires 3/30/23*(12)(17)	930

	Total Warrants (cost $930)	$930

	Total Long-Term Investments (cost $69,415,228)	$68,863,093

Short-Term Investments - 11.0%
	Other Investment Pools & Funds - 4.1%
3,004,578	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(19)	3,004,578

	Securities Lending Collateral - 5.5%
199,777	Citibank NA DDCA, 2.39%, 2/1/2019(19)	199,777
2,219,181	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(19)	2,219,181
883,838	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(19)	883,838
121,246	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(19)	121,246
517,817	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(19)	517,817
53,693	Western Asset Institutional Government Class A Fund, Institutional Class, 2.25%(19)	53,693

		3,995,552

	U.S. Treasury Bill - 1.4%
1,000,000	2.36%, 05/09/2019(20)(21)	993,586

	Total Short-Term Investments (cost $7,993,761)	$7,993,716

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Total Investments Excluding Purchased Options (cost $77,408,989)	105.5%	$76,856,809
Total Purchased Options (cost $119,040)	0.1%	$30,504

Total Investments (cost $77,528,029)	105.6%	$76,887,313
Other Assets and Liabilities	(5.6)%	(4,059,926)

Total Net Assets	100.0%	$72,827,387

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2019.
(2)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(3)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $13,881,803, representing 19.1% of net assets.

(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $202,870 at January 31, 2019.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(8)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $6,106,209, representing 8.4% of net assets.

(9)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(10)	Security is a zero-coupon bond.
(11)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2019.

(12)	Investment valued using significant unobservable inputs.
(13)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(14)	Represents or includes a TBA transaction.
(15)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(16)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(17)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2019, the aggregate fair value of these securities was $142,365, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(18)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(19)	Current yield as of period end.
(20)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.
(21)	The rate shown represents current yield to maturity.

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Exchange-Traded Option Contracts Outstanding at January 31, 2019

Description	Exercise Price/FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
S&P 500 Index	2,575.00	USD	02/15/19	56 USD	5,600	$25,592	$90,906	$(65,314)

Total purchased option contracts					5,600	$25,592	$90,906	$(65,314)

Written option contracts:
Puts
S&P 500 Index	2,425.00	USD	02/15/19	(56) USD	(5,600)	$(7,000)	$(28,934)	$21,934

Total written option contracts					(5,600)	$(7,000)	$(28,934)	$21,934

OTC Swaption Contracts Outstanding at January 31, 2019

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 06/03/29 *	BNP	3.20%	Receive	05/30/19	USD	585,000	585,000	$468	$5,329	$(4,861)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 06/03/29*	DEUT	3.20%	Receive	05/30/19	USD	795,000	795,000	635	11,845	(11,210)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 12/11/29*	BOA	3.20%	Receive	12/09/19	USD	800,000	800,000	3,809	10,960	(7,151)

Total Puts							2,180,000	$4,912	$28,134	$(23,222)

Total purchased swaption contracts							2,180,000	$4,912	$28,134	$(23,222)

*	Swaptions with forward premiums.

Futures Contracts Outstanding at January 31, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
STOXX Europe 600 Future	116	03/15/2019	$2,369,344	$118,998
U.S. Treasury 2-Year Note Future	5	03/29/2019	1,061,641	(259)
U.S. Treasury 5-Year Note Future	35	03/29/2019	4,020,078	57,856
U.S. Treasury 10-Year Note Future	4	03/20/2019	489,875	(1,789)
U.S. Treasury Long Bond Future	4	03/20/2019	586,750	29,917
U.S. Treasury Ultra Bond Future	1	03/20/2019	161,125	1,690

Total				$206,413

Short position contracts:
Canadian Government 10-Year Bond Future	2	03/20/2019	$209,506	$(392)
Euro-BOBL Future	3	03/07/2019	456,455	(2,430)
Euro-Bund Future	1	03/07/2019	189,626	(3,066)
FTSE/MIB Index Future	22	03/15/2019	2,480,473	$(133,001)
U.S. Treasury 10-Year Ultra Future	1	03/20/2019	130,687	(1,064)

Total				$(139,953)

Total futures contracts				$66,460

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

TBA Sale Commitments Outstanding at January 31, 2019
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)

FNMA, 3.50%	$880,000	02/01/2049	$(884,348)	$(6,001)
Total (proceeds receivable $878,347)			$(884,348)	$(6,001)

At January 31, 2019, the aggregate market value of TBA Sale Commitments represents (1.2)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at January 31, 2019

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
PrimeX.ARM.2*	MSC	USD	147,637	(4.58%)	12/25/37	Monthly	$—	$(307)	$(152)	$155

Sell protection:
CMBX.NA.AAA.10	GSC	USD	40,000	0.50%	11/17/59	Monthly	$—	$(4)	$255	$259
CMBX.NA.BB.6	CSI	USD	40,000	5.00%	05/11/63	Monthly	—	(7,585)	(9,567)	(1,982)
CMBX.NA.BB.6	MSC	USD	35,000	5.00%	05/11/63	Monthly	—	(6,186)	(8,371)	(2,185)
CMBX.NA.BB.6	CSI	USD	40,000	5.00%	05/11/63	Monthly	—	(6,794)	(9,568)	(2,774)
CMBX.NA.BB.6	CSI	USD	47,000	5.00%	05/11/63	Monthly	—	(8,307)	(11,242)	(2,935)
CMBX.NA.BB.6	CSI	USD	70,000	5.00%	05/11/63	Monthly	—	(13,651)	(16,762)	(3,111)
CMBX.NA.BB.6	CSI	USD	115,000	5.00%	05/11/63	Monthly	—	(23,237)	(27,538)	(4,301)
CMBX.NA.BB.6	CSI	USD	85,000	5.00%	05/11/63	Monthly	—	(15,023)	(20,331)	(5,308)
CMBX.NA.BB.6	CSI	USD	85,000	5.00%	05/11/63	Monthly	—	(15,023)	(20,331)	(5,308)
CMBX.NA.BB.6	CSI	USD	90,000	5.00%	05/11/63	Monthly	—	(15,907)	(21,527)	(5,620)
CMBX.NA.BB.6	GSC	USD	80,000	5.00%	05/11/63	Monthly	—	(8,407)	(19,135)	(10,728)
CMBX.NA.BB.8	MSC	USD	156,000	5.00%	10/17/57	Monthly	—	(41,732)	(27,558)	14,174
CMBX.NA.BB.8	GSC	USD	115,000	5.00%	10/17/57	Monthly	—	(27,544)	(20,348)	7,196
CMBX.NA.BB.8	GSC	USD	125,000	5.00%	10/17/57	Monthly	—	(24,738)	(22,082)	2,656
CMBX.NA.BB.8	GSC	USD	20,000	5.00%	10/17/57	Monthly	—	(977)	(3,533)	(2,556)
CMBX.NA.BBB-.6	MSC	USD	135,000	3.00%	05/11/63	Monthly	—	(19,678)	(17,780)	1,898
CMBX.NA.BBB-.6	DEUT	USD	75,000	3.00%	05/11/63	Monthly	—	(11,048)	(9,878)	1,170
CMBX.NA.BBB-.6	CSI	USD	70,000	3.00%	05/11/63	Monthly	—	(9,978)	(9,219)	759
PrimeX.ARM.2*	JPM	USD	147,637	4.58%	12/25/37	Monthly	5,785	—	155	(5,630)

Total							$5,785	$(255,819)	$(274,360)	$(24,326)

Total traded indices							$5,785	$(256,126)	$(274,512)	$(24,171)

Credit default swaps on single-name issues:
Buy protection:
United Mexican States	GSC	USD	875,000	(1.00%)	12/20/23	Quarterly	$12,825	$—	$11,525	$(1,300)

Credit default swaps on single-name issues:
Sell protection:
South Africa Government International Bond	BCLY	USD	40,000	1.00%	12/20/23	Quarterly	$—	$(1,942)	$(1,307)	$635
South Africa Government International Bond	MSC	USD	40,000	1.00%	12/20/23	Quarterly	—	(1,908)	(1,306)	602

Total							$—	$(3,850)	$(2,613)	$1,237

Total single-name issues							$12,825	$(3,850)	$8,912	$(63)

Total OTC contracts							$18,610	$(259,976)	$(265,600)	$(24,234)

*	See Footnote 12 following the schedule of investments.

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2019

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.EM.29.V1	USD	1,450,000	(1.00%)	06/20/23	Quarterly	$32,673	$30,059	$(2,614)
CDX.NA.IG.30.V1	USD	1,260,000	(1.00%)	06/20/23	Quarterly	(18,469)	(22,305)	(3,836)
CDX.NA.IG.31.V1	USD	130,000	(1.00%)	12/20/23	Quarterly	(2,204)	(2,105)	99
ITRAXX.XOV.30.V2	EUR	596,929	(5.00%)	12/20/23	Quarterly	(49,762)	(60,532)	(10,770)

Total						$(37,762)	$(54,883)	$(17,121)

Credit default swaps on indices:
Sell protection:
CDX.EM.30.V1	USD	823,000	1.00%	12/20/23	Quarterly	$(38,426)	$(24,093)	$14,333
CDX.NA.HY.30.V1	USD	1,862,000	(5.00%)	06/20/23	Quarterly	(104,465)	(134,054)	(29,589)
CDX.NA.HY.31.V3	USD	2,778,300	5.00%	12/20/23	Quarterly	68,946	180,104	111,158

Total						$(73,945)	$21,957	$95,902

Total						$(111,707)	$(32,926)	$78,781

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at January 31, 2019

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
BCLY	1.89% Fixed	CPURNSA	USD	796,000	07/15/24	At maturity	$—	$—	$13,502	$13,502
DEUT	2.00% Fixed	CPURNSA	USD	500,000	01/15/23	At maturity	151	—	(2,047)	(2,198)

Total							$151	$—	$11,455	$11,304

OTC Total Return Swap Contracts Outstanding at January 31, 2019

Reference Entity	Counter- party	Notional Amount	Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
GS Client REIT (1)	GSC	USD 3,321,936	1.00%	10/31/19	Monthly	$—	$—	$—	$0
GS Client REIT (2)	GSC	USD 3,283,463	(1.00%)	10/31/19	Monthly	—	—	—	0

Total						$—	$—	$—	$0

(a)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

(1)	GS Client REIT GSCBWRS3

GS Client REIT GSCBWRS3 is a custom basket of real estate stocks.

Underlying Securities

Common Stocks

Long positions

Shares	Description	Market Value	% of Total Absolute Notional Amount

17,582	Medical Properties Trust, Inc.	$319,990	9.63%

7,234	Omega Healthcare Investors, Inc.	$290,753	8.75%

8,694	HCP, Inc.	$274,219	8.25%

12,041	CareTrust REIT, Inc.	$264,667	7.97%

3,362	Welltower, Inc.	$260,500	7.84%

2,959	National Health Investors, Inc.	$246,330	7.42%

3,619	Ventas, Inc.	$233,358	7.02%

4,854	LTC Properties, Inc.	$230,274	6.93%

12,681	Physicians Realty Trust	$229,647	6.91%

7,085	Healthcare Realty Trust, Inc.	$228,771	6.89%

10,866	Sabra Health Care REIT, Inc.	$223,184	6.72%

7,686	Healthcare Trust of America, Inc.	$218,429	6.58%

11,721	Senior Housing Properties Trust	$161,402	4.86%

25,907	New Senior Investment Group, Inc.	$140,414	4.23%

(2)	GS Client REIT GSCBWRL2

GS Client REIT GSCBWRL2 is a custom basket of real estate stocks.

Underlying Securities

Common Stocks

Long positions

Shares	Description	Market Value	% of Total Absolute Notional Amount

4,356	Life Storage, Inc.	$428,019	13.04%

4,311	Extra Space Storage, Inc.	$425,070	12.95%

14,400	National Storage Affiliates Trust	$419,054	12.75%

13,496	CubeSmart	$417,689	12.72%

1,631	Public Storage	$346,620	10.56%

2,927	Digital Realty Trust, Inc.	$317,147	9.66%

3,175	CoreSite Realty Corp.	$313,663	9.55%

5,771	CyrusOne, Inc.	$312,783	9.53%

770	Equinix, Inc.	$303,418	9.24%

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2019

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
200,000	ARS	5,114	USD	MSC	03/20/19	$ —	$ (21)
850,000	BRL	228,341	USD	SCB	02/04/19	4,654	—
850,000	BRL	232,756	USD	MSC	02/04/19	240	—
20,000	BRL	5,132	USD	MSC	03/06/19	341	—
3,500,000	CLP	5,123	USD	JPM	03/20/19	215	—
1,900,000	CLP	2,793	USD	HSBC	03/20/19	104	—
1,400,000	CLP	2,099	USD	BCLY	03/20/19	36	—
1,041,000	CNH	153,696	USD	HSBC	02/28/19	1,541	—
657,000	CNH	94,946	USD	CBK	03/20/19	3,027	—
15,900,000	COP	4,999	USD	MSC	03/20/19	112	—
9,400,000	COP	2,958	USD	CBK	03/20/19	63	—
6,600,000	COP	2,085	USD	CBK	03/20/19	37	—
120,000	CZK	5,306	USD	BNP	03/20/19	34	—
50,000	CZK	2,210	USD	CBK	03/20/19	15	—
60,000	CZK	2,682	USD	GSC	03/20/19	—	(12)
830,000	EGP	43,535	USD	MSC	04/22/19	2,277	—
550,000	EGP	28,871	USD	DEUT	04/22/19	1,486	—
170,000	EGP	8,999	USD	GSC	06/19/19	228	—
50,000	EGP	2,644	USD	GSC	07/09/19	54	—
334,000	EUR	379,240	USD	GSC	02/28/19	3,958	—
165,000	EUR	188,714	USD	BOA	02/28/19	590	—
50,000	MXN	2,556	USD	JPM	03/20/19	40	—
30,000	MXN	1,569	USD	CSFB	03/20/19	—	(12)
35,000	PEN	10,325	USD	BNP	03/20/19	177	—
5,000	PEN	1,488	USD	CBK	03/20/19	12	—
280,000	PHP	5,278	USD	DEUT	03/20/19	76	—
140,000	PHP	2,654	USD	MSC	03/20/19	23	—
40,000	PLN	10,576	USD	BNP	03/20/19	186	—
15,000	PLN	3,973	USD	CBK	03/20/19	63	—
20,000	PLN	5,321	USD	GSC	03/20/19	59	—
340,000	RUB	5,059	USD	JPM	03/20/19	109	—
200,000	RUB	2,957	USD	GSC	03/20/19	82	—
130,000	RUB	1,953	USD	CBK	03/20/19	22	—
30,000	TRY	5,299	USD	GSC	03/20/19	352	—
25,000	TRY	4,610	USD	GSC	03/20/19	99	—
115,748	USD	160,000	AUD	JPM	03/20/19	—	(638)
232,756	USD	850,000	BRL	MSC	02/04/19	—	(240)
215,909	USD	850,000	BRL	MSC	02/04/19	—	(17,087)
5,128	USD	20,000	BRL	DEUT	03/06/19	—	(344)
227,874	USD	850,000	BRL	SCB	03/06/19	—	(4,689)
151,592	USD	200,000	CAD	GSC	02/19/19	—	(683)
120,121	USD	160,000	CAD	BMO	03/20/19	—	(1,791)
538,442	USD	535,000	CHF	BCLY	02/28/19	—	(970)
69,825	USD	65,000	CHF	BNP	10/13/20	546	—
37,515	USD	35,000	CHF	HSBC	10/13/20	211	—
1,642,232	USD	11,123,000	CNH	HSBC	02/28/19	—	(16,469)
355,758	USD	310,000	EUR	SSG	02/07/19	724	—
3,180,395	USD	2,801,000	EUR	GSC	02/28/19	—	(33,191)
6,902	USD	6,000	EUR	BNP	03/07/19	14	—
6,913	USD	6,000	EUR	JPM	03/20/19	17	—
10,344	USD	9,000	EUR	JPM	03/20/19	—	(1)
11,482	USD	10,000	EUR	SSG	03/20/19	—	(12)
22,949	USD	20,000	EUR	CBK	03/20/19	—	(39)
12,519	USD	11,000	EUR	SSG	03/20/19	—	(124)
1,293,921	USD	1,132,000	EUR	BOA	03/20/19	—	(7,227)
1,660,031	USD	1,260,000	GBP	BNP	02/28/19	5,047	—
229,017	USD	180,000	GBP	BCLY	03/20/19	—	(7,666)
864,027	USD	6,770,000	HKD	HSBC	02/28/19	193	—
2,899	USD	43,000,000	IDR	BCLY	03/20/19	—	(161)

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

268,920	USD	29,500,000	JPY	MSC	02/28/19	—	(2,496)
1,337,383	USD	150,000,000	JPY	BCLY	03/18/19	—	(44,984)
237,868	USD	26,700,000	JPY	BCLY	03/20/19	—	(8,239)
4,838	USD	100,000	MXN	JPM	03/20/19	—	(353)
336,688	USD	2,880,000	NOK	BCLY	02/28/19	—	(5,239)
229,909	USD	15,240,000	RUB	BOA	02/28/19	—	(2,331)
79,554	USD	720,000	SEK	BNP	02/28/19	—	(194)
164,785	USD	5,210,000	THB	JPM	02/28/19	—	(2,085)
178,959	USD	5,491,000	TWD	HSBC	02/27/19	—	(56)
178,549	USD	5,491,000	TWD	BCLY	02/27/19	—	(467)
357,055	USD	10,983,000	TWD	DEUT	02/27/19	—	(1,009)
5,908	USD	79,000	ZAR	BOA	03/20/19	—	(14)
5,818	USD	84,000	ZAR	GSC	03/20/19	—	(479)
40,000	ZAR	2,902	USD	GSC	03/20/19	97	—
20,000	ZAR	1,420	USD	JPM	03/20/19	79	—

Total						$ 27,240	$ (159,323)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
ICE	Intercontinental Exchange, Inc.
ITRAXX.XOV	Markit iTraxx Index – Europe Crossover
MTA	Monthly Treasury Average Index
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
S&P	Standard & Poors
iBoxx	Markit iBoxx Indices – Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets

Other Abbreviations:
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EM	Emerging Markets
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
PAC	Planned Amortization Class
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
TBA	To Be Announced

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$1,600,503	$—	$1,600,503	$—
Corporate Bonds	17,572,740	—	17,572,740	—
Foreign Government Obligations	7,584,821	—	7,584,821	—
Municipal Bonds	285,805	—	285,805	—
Senior Floating Rate Interests	10,099,327	—	10,099,327	—
Equity Linked Securities	9,741,552	—	—	9,741,552
U.S. Government Agencies	1,014,482	—	1,014,482	—
U.S. Government Securities	531,121	—	531,121	—
Common Stocks
Automobiles & Components	287,235	113,027	174,208	—
Banks	724,982	407,565	317,417	—
Capital Goods	614,246	261,462	352,784	—
Consumer Durables & Apparel	1,088,713	795,263	293,450	—
Consumer Services	111,576	94,110	17,466	—
Diversified Financials	470,273	431,745	38,528	—
Energy	3,307,427	2,701,859	464,133	141,435
Food & Staples Retailing	74,543	—	74,543	—
Food, Beverage & Tobacco	650,841	—	650,841	—
Insurance	1,031,783	98,052	933,731	—
Materials	547,776	116,579	431,197	—
Media & Entertainment	309,672	13,886	295,786	—
Pharmaceuticals, Biotechnology & Life Sciences	867,244	434,817	432,427	—
Real Estate	1,206,942	792,010	414,932	—
Retailing	319,886	292,407	27,479	—
Semiconductors & Semiconductor Equipment	185,509	92,921	92,588	—
Software & Services	843,017	816,097	26,920	—
Technology Hardware & Equipment	232,871	135,013	97,858	—
Telecommunication Services	887,504	272,226	615,278	—
Transportation	247,049	85,693	161,356	—
Utilities	796,255	211,564	584,691	—
Escrows	—	—	—	—
Convertible Bonds	2,104,485	—	2,104,485	—
Exchange-Traded Funds	3,434,266	3,434,266	—	—
Rights	213	213	—	—
Preferred Stocks	57,405	57,405	—	—
Convertible Preferred Stocks	30,099	30,099	—	—
Warrants	930	—	—	930
Short-Term Investments	7,993,716	7,000,130	993,586	—
Purchased Options	30,504	25,592	4,912	—
Foreign Currency Contracts(2)	27,240	—	27,240	—
Futures Contracts(2)	208,461	208,461	—	—
Swaps - Credit Default(2)	155,094	—	154,939	155
Swaps - Interest Rate(2)	13,502	—	13,502	—

Total	$77,291,610	$18,922,462	$48,485,076	$9,884,072

Liabilities
Foreign Currency Contracts(2)	$(159,323)	$—	$(159,323)	$—
Futures Contracts(2)	(142,001)	(142,001)	—	—
Swaps - Credit Default(2)	(100,547)	—	(94,917)	(5,630)
Swaps - Interest Rate(2)	(2,198)	—	(2,198)	—
TBA Sale Commitments	(884,348)	—	(884,348)	—
Written Options	(7,000)	(7,000)	—	—

Total	$(1,295,417)	$(149,001)	$(1,140,786)	$(5,630)

(1)	For the period ended January 31, 2019, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended January 31, 2019:

Investments in Securities	Equity Linked Securities	Corporate Bonds	Common Stock	Warrants	Credit Default Swaps	Total

Beginning balance	$8,693,871	$-	$141,435	$930	$-	$8,836,236
Accrued Discounts (Premiums)	-	-	-	-	-	-
Realized Gain (Loss)	(768,221)	320	-	-	(333)	(768,234)
Change in Unrealized Appreciation (Depreciation)	680,460	-	-	-	333	680,793
Net Purchases	9,167,769	-	-	-	18,344	9,186,113
Net Sales	(8,032,327)	(320)	-	-	(18,344)	(8,050,991)
Net Transfers in to Level 3	-	-	-	-	-	-
Net Transfers out of Level 3	-	-	-	-	-	-

Ending balance	$9,741,552	$-	$141,435	$930	$-	$9,883,917

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at January 31, 2019 was $50,423.

Hartford Municipal Income Fund

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 97.2%
	Alabama - 2.8%
$ 145,000	Alabama 21st Century Auth Rev 5.00%, 06/01/2021	$153,572
200,000	Birmingham, AL, Water Works Board Water Rev 5.00%, 01/01/2029	236,302
150,000	Jefferson County, AL, Board of Education 5.00%, 02/01/2046	166,010
300,000	State of Alabama, Docks Department 5.00%, 10/01/2024	337,983

		893,867

	Alaska - 0.3%
100,000	CIVIC Ventures, AK, Rev 5.00%, 09/01/2023	111,798

	Arizona - 2.0%
200,000	Maricopa County, AZ, Pollution Control Corp. 5.00%, 06/01/2035	202,452
100,000	Maricopa County, AZ, Industrial Dev Auth 5.00%, 09/01/2042	110,484
200,000	Salt Verde Financial Corp., AZ, Rev 5.00%, 12/01/2037	232,348
110,000	Tempe, AZ, Industrial Dev Auth 4.00%, 10/01/2023(1)	110,416

		655,700

	California - 5.1%
250,000	Abag Finance Auth for Nonprofit Corps., CA, Rev 6.00%, 08/01/2030	276,052
230,000	California County Tobacco Securitization Agency 5.00%, 06/01/2020	237,440
100,000	City of Los Angeles, CA, Department of Airports 5.00%, 05/15/2026	116,401
45,000	Elk Grove, CA, Finance Auth Special Tax 5.00%, 09/01/2032	51,811
325,000	Fresno, CA, Unified School Dist 0.00%, 08/01/2032(2)	201,542
90,000	Los Angeles County, CA, Metropolitan Transportation Auth 4.00%, 06/01/2034	96,858
	Orange County, CA, Community Facs Dist
100,000	5.00%, 08/15/2023	109,522
150,000	5.00%, 08/15/2033	163,847
100,000	Romoland, CA, School Dist 5.00%, 09/01/2043	108,384
100,000	San Bernardino City, CA, Unified School Dist 0.00%, 08/01/2027(2)	80,034
255,000	San Joaquin Hills, CA, Transportation Corridor Agency 0.00%, 01/15/2025(2)	213,866

		1,655,757

	Colorado - 3.4%
250,000	Arapahoe County, School Dist No. 6 Littleton, CO 5.50%, 12/01/2043	303,070
175,000	City & County of Denver, CO, Airport System Rev 5.00%, 12/01/2036	214,041
150,000	Denver Convention Center Hotel, CO, Auth Rev 5.00%, 12/01/2040	160,939
100,000	Denver Urban Renewal Auth, CO 5.25%, 12/01/2039(1)	99,491
	E-470 Public Highway, CO, Auth Rev
45,000	1 mo. USD LIBOR + 1.050%, 2.74%, 09/01/2039(3)	45,347
25,000	5.00%, 09/01/2019	25,410
120,000	Park Creek, CO, Metropolitan Dist 5.00%, 12/01/2029	140,510

Hartford Municipal Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 100,000	Park Creek, CO, Metropolitan Dist Rev 5.00%, 12/01/2023	$111,970

		1,100,778

	Connecticut - 3.5%
200,000	City of Bridgeport, CT, GO 5.00%, 07/15/2048	218,564
50,000	City of Hartford, CT, GO 5.00%, 07/01/2027	57,167
100,000	City of Waterbury, CT 5.00%, 11/15/2047	110,375
	Connecticut State Health & Educational Facs Auth
80,000	3.25%, 09/01/2021(1)	80,011
60,000	5.00%, 07/01/2042	65,863
	Connecticut State, GO
125,000	5.00%, 04/15/2022	135,906
170,000	5.00%, 06/15/2026	192,930
250,000	Town of Hamden, CT, GO 5.00%, 08/15/2025	288,908
		1,149,724
	District of Columbia - 2.2%
	Dist of Columbia, GO
150,000	5.00%, 06/01/2025	177,781
150,000	5.00%, 06/01/2032	169,621
150,000	5.00%, 07/01/2042	149,993
175,000	Metropolitan Washington Airports Auth, 5.00%, 10/01/2026	206,117
		703,512
	Florida - 4.5%
70,000	Atlantic Beach Health Care Facs Auth, FL 5.00%, 11/15/2048	73,532
200,000	City of Jacksonville, FL 5.00%, 10/01/2030	218,102
200,000	City of Port Saint Lucie, FL 4.00%, 07/01/2027	218,754
150,000	JEA Water & Sewer System Rev, FL 5.00%, 10/01/2028	177,745
150,000	JEA Electric System Rev, FL 5.00%, 10/01/2028	174,985
	Lee County, FL, Airport Rev
125,000	5.00%, 10/01/2032	143,229
100,000	5.00%, 10/01/2033	113,927
	Miami-Dade County, FL, Aviation Rev
15,000	5.00%, 10/01/2029	16,943
15,000	5.00%, 10/01/2031	16,769
20,000	5.00%, 10/01/2032	22,257
20,000	5.00%, 10/01/2033	22,168
65,000	Miami-Dade County, FL, Seaport Department Rev 5.00%, 10/01/2023	72,102
100,000	Orange County, FL, Health Facs Auth 5.00%, 08/01/2031	109,210
60,000	Putnam County, FL, Dev Auth 5.00%, 03/15/2042	66,320

		1,446,043

	Georgia - 1.8%
70,000	Burke County, GA, Dev Auth Rev 2.35%, 10/01/2032(4)	69,948
125,000	3.00%, 11/01/2045(4)	124,720
40,000	Georgia Housing & Finance Auth Rev 3.50%, 06/01/2039	41,088
100,000	Monroe County, GA, Dev Auth Rev 2.40%, 01/01/2039(4)	99,851
	Municipal Electric Auth, GA
125,000	5.00%, 11/01/2022	137,629

Hartford Municipal Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 100,000	5.00%, 01/01/2028	$113,275

		586,511

	Hawaii - 0.5%
150,000	State of Hawaii Airports System Rev 5.00%, 07/01/2031	174,429

	Illinois - 15.2%
	Chicago, IL, Board of Education
140,000	5.25%, 12/01/2039	143,158
100,000	5.75%, 04/01/2035	112,890
270,000	Chicago, IL, Metropolitan Water Reclamation Dist GO 5.25%, 12/01/2032	329,403
	Chicago, IL, Midway International Airport Rev
100,000	5.00%, 01/01/2023	109,799
250,000	5.00%, 01/01/2041	269,222
	Chicago, IL, Transit Auth
75,000	5.00%, 06/01/2020	77,765
100,000	5.00%, 12/01/2044	109,437
160,000	5.25%, 12/01/2024	172,560
250,000	City of Chicago, IL, GO 5.00%, 01/01/2026	264,785
	Cook County, IL, Community High School Dist No. 212 Leyden
105,000	5.00%, 12/01/2027	118,596
170,000	5.00%, 12/01/2030	190,160
	Cook County, IL, GO
100,000	5.00%, 11/15/2021	107,145
105,000	5.00%, 11/15/2028	108,850
	Decatur, IL, GO
110,000	5.00%, 03/01/2034	122,077
150,000	5.00%, 03/01/2035	165,825
	Illinois State Finance Auth Rev
150,000	5.00%, 11/15/2030	168,327
150,000	5.00%, 02/15/2033	171,496
245,000	5.00%, 08/15/2035	266,883
150,000	5.00%, 10/01/2041	165,950
100,000	Illinois State Toll Highway Auth 5.00%, 01/01/2031	118,515
	Illinois State, GO
250,000	5.00%, 05/01/2029	261,460
105,000	5.00%, 11/01/2029	112,435
150,000	Kane Cook & DuPage Counties, IL, GO 5.00%, 01/01/2035	163,880
100,000	Kane McHenry Cook & DeKalb Counties, IL, Unified School Dist GO 5.00%, 01/01/2023	110,865
150,000	Kendall Kane & Will Counties, IL, Unified School Dist, GO 5.00%, 02/01/2024	168,845
	Metropolitan Pier & Exposition Auth, IL
125,000	0.00%, 06/15/2020(2)	120,106
105,000	0.00%, 12/15/2042(5)	58,583
70,000	Railsplitter, IL, Tobacco Settlement Auth 5.00%, 06/01/2027	80,532
	Regional Transportation, IL, Auth Rev
80,000	5.00%, 06/01/2026	91,066
125,000	6.25%, 07/01/2022	142,505
150,000	Sales Tax Securitization Corp., IL 5.00%, 01/01/2029	170,906
50,000	State of Illinois 5.00%, 02/01/2027	54,138
90,000	University of Illinois, IL, Auxiliary Facs Rev 5.00%, 04/01/2024	99,540

		4,927,704

	Indiana - 0.7%
115,000	Indiana Municipal Power Agency 5.00%, 01/01/2033	134,526

Hartford Municipal Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 85,000	Indianapolis, IN, Airport Auth Rev 4.75%, 01/01/2030	$86,852

		221,378

	Kentucky - 1.8%
225,000	Kentucky Bond Dev Corp. 5.00%, 09/01/2035	256,178
90,000	Kentucky Economic Dev Finance Auth 5.00%, 12/01/2047	97,234
200,000	Kentucky Public Energy Auth 4.00%, 01/01/2049(4)	213,212

		566,624

	Louisiana - 2.1%
	Louisiana State Local Gov’t Environmental Facs & Community Dev Auth Rev
100,000	5.75%, 11/15/2030	106,986
100,000	6.00%, 11/15/2030	108,735
	Louisiana State Public Facs Auth Rev
100,000	5.00%, 05/15/2035	108,798
100,000	5.00%, 05/15/2047	107,236
40,000	6.38%, 05/15/2031	44,088
200,000	New Orleans, LA, Aviation Board 5.00%, 01/01/2038	219,982

		695,825

	Maryland - 0.2%
50,000	Maryland Health & Higher Educational Facs Auth 2.88%, 07/01/2023	49,682

	Massachusetts - 4.0%
	Commonwealth of Massachusetts GO
100,000	4.00%, 09/01/2034	105,963
530,000	5.00%, 01/01/2042	604,306
	Massachusetts Dev Finance Agency
100,000	5.00%, 07/01/2034	108,691
150,000	5.00%, 07/01/2048	162,271
100,000	5.00%, 10/01/2047(1)	103,185
200,000	Massachusetts State Port Auth 4.00%, 07/01/2046	203,202

		1,287,618

	Michigan - 2.8%
85,000	City of Detroit, MI, GO 5.00%, 04/01/2022	89,531
150,000	Great Lakes, MI, Water Auth Water Supply System Rev 5.00%, 07/01/2046	167,156
	Michigan Finance Auth
150,000	5.00%, 04/01/2019	150,762
165,000	5.00%, 11/01/2034	192,842
100,000	5.00%, 07/01/2035	110,449
100,000	5.00%, 05/15/2038	109,984
50,000	State of Michigan 5.00%, 03/15/2027	60,352
35,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2030	40,268

		921,344

	Minnesota - 2.2%
200,000	Duluth, MN, Independent School Dist, No. 709 5.00%, 02/01/2022	214,520
20,000	4.00%, 02/01/2027	21,422
100,000	Minneapolis-St Paul, MN, Metropolitan Airports Commission 5.00%, 01/01/2031	115,431
100,000	Rochester, MN, Healthcare & Housing Rev Facs 4.00%, 12/01/2019	100,375
200,000	Saint Francis, MN, Independent School Dist, No. 15 4.00%, 02/01/2029	211,954

Hartford Municipal Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 50,000	Saint Paul, MN, Housing & Redevelopment Auth 5.25%, 11/15/2028	$51,366

		715,068

	Mississippi - 0.7%
200,000	Mississippi Dev Bank 5.00%, 10/01/2028	237,748

	Missouri - 1.5%
100,000	Kirkwood, MO, Industrial Dev Auth 5.25%, 05/15/2032	105,625
150,000	Saint Louis, MO, Airport Rev 5.00%, 07/01/2042	169,173
200,000	St Louis County, MO, Industrial Dev Auth 5.00%, 09/01/2023	209,216

		484,014

	Montana - 1.4%
	Montana Board of Housing
145,000	4.00%, 12/01/2043	153,264
120,000	4.25%, 12/01/2045	129,368
150,000	Montana Facs Finance Auth 5.00%, 02/15/2033	167,859

		450,491

	Nebraska - 0.3%
100,000	Central Plains, NE, Energy Project Gas Rev 5.25%, 12/01/2021	107,452

	Nevada - 1.5%
150,000	City of Reno, NV 5.00%, 06/01/2033	172,286
100,000	Clark County, NV, School Dist 5.00%, 06/15/2029	118,107
105,000	Clark County, NV, School Dist, GO 5.00%, 06/15/2028	121,387
75,000	Clark County, NV, Special Improvement Dist 2.25%, 12/01/2019	74,792

		486,572

	New Jersey - 2.7%
50,000	City of Atlantic, NJ, GO 5.00%, 03/01/2020	51,462
205,000	City of Bayonne, NJ, GO 5.00%, 07/01/2034	228,446
75,000	New Jersey Economic Dev Auth 5.00%, 06/15/2023	82,086
285,000	New Jersey Educational Facs Auth Rev 5.00%, 09/01/2019	289,908
50,000	New Jersey Health Care Facs Financing Auth Rev 5.25%, 07/01/2026	54,084
65,000	New Jersey Transportation Trust Fund Auth 5.00%, 12/15/2023	71,707
90,000	Tobacco Settlement Financing Corp., NJ 5.00%, 06/01/2029	103,989

		881,682

	New York - 7.0%
250,000	City of New York, NY, GO 5.00%, 12/01/2035	287,075
100,000	Liberty Corp., NY, Dev Goldman Sachs Headquarters 5.25%, 10/01/2035	122,086
	Metropolitan Transportation Auth, NY, Rev
100,000	5.25%, 11/15/2036	117,018
70,000	5.25%, 11/15/2040	74,479
160,000	New York City, NY, Transitional Finance Auth Future Tax Secured Rev 5.00%, 05/01/2036	186,075
	New York State Dormitory Auth
245,000	5.00%, 03/15/2032	292,427

Hartford Municipal Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 155,000	5.00%, 03/15/2037	$177,053
	New York State Dormitory Auth Rev
150,000	5.00%, 03/15/2031	173,022
550,000	5.00%, 03/15/2035	642,219
100,000	New York Transportation Dev Corp. Rev 5.00%, 07/01/2046	105,314
100,000	TSASC, Inc., NY 5.00%, 06/01/2023	109,797

		2,286,565

	North Carolina - 0.1%
25,000	North Carolina Medical Care Commission Rev 5.00%, 10/01/2027	25,103

	Ohio - 3.0%
200,000	American Municipal Power, Inc., OH 4.00%, 02/15/2036	205,554
	Buckeye, OH, Tobacco Settlement Finance Auth
250,000	6.00%, 06/01/2042	239,605
150,000	6.50%, 06/01/2047	148,314
	City of Cleveland, OH, Airport System Rev
60,000	5.00%, 01/01/2022	65,184
55,000	5.00%, 01/01/2023	61,151
150,000	Cleveland, OH, Department of Public Utilities 5.00%, 11/15/2030	176,661
70,000	County of Montgomery, OH 5.00%, 05/01/2039	70,405

		966,874

	Oklahoma - 0.2%
	Oklahoma Dev Finance Auth
35,000	5.25%, 08/15/2048	38,119
35,000	5.50%, 08/15/2057	38,804

		76,923

	Oregon - 1.2%
55,000	Benton & Linn Counties, OR, Consolidated School Dist No. 509J & 509A Corvallis 0.00%, 06/15/2038(5)	59,409
40,000	Marion County, OR, School Dist No. 15 North Marion 0.00%, 06/15/2037(2)	19,379
55,000	Salem Hospital Fac Auth, OR 5.00%, 05/15/2025	60,887
115,000	State of Oregon Housing & Community Services Department 4.50%, 01/01/2049	124,256
225,000	Washington Clackamas & Yamhill Counties, OR, School Dist No. 88J 0.00%, 06/15/2034(2)	128,698

		392,629

	Pennsylvania - 6.2%
100,000	Delaware River, PA, JT Toll Bridge Commission 5.00%, 07/01/2047	112,391
90,000	Harrisburg, PA, School Dist GO 5.00%, 11/15/2026	105,400
100,000	Lancaster County, PA, Hospital Auth 5.13%, 07/01/2037	103,693
100,000	Montgomery County, PA, Industrial Dev Auth Rev 5.00%, 12/01/2025	109,286
150,000	Pennsylvania Commonwealth Financing Auth 5.00%, 06/01/2027	174,228
150,000	Pennsylvania Higher Educational Facs Auth Rev 5.00%, 05/01/2025	173,513
235,000	Pennsylvania Housing Finance Agency 4.75%, 04/01/2033	253,210
	Pennsylvania Turnpike Commission Rev
250,000	MUNIPSA + 0.980%, 2.41%, 12/01/2021(3)	252,562
150,000	5.00%, 12/01/2025	175,132
90,000	5.00%, 12/01/2031	102,707

Hartford Municipal Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 145,000	5.00%, 12/01/2037	$155,346
115,000	Philadelphia, PA, School Dist GO 5.00%, 09/01/2019	116,908
150,000	Reading, PA, School Dist GO 5.00%, 03/01/2025	172,470

		2,006,846

	Puerto Rico - 0.3%
40,000	Commonwealth of Puerto Rico, GO 5.50%, 07/01/2019	40,345
	Puerto Rico Electric Power Auth
25,000	5.00%, 07/01/2019	25,166
35,000	5.25%, 07/01/2019	35,267

		100,778

	Rhode Island - 0.6%
80,000	Rhode Island Health & Educational Bldg Corp. 5.00%, 05/15/2028	93,504
100,000	Rhode Island Housing & Mortgage Finance Corp. 4.00%, 10/01/2032	102,407

		195,911

	South Carolina - 1.2%
150,000	South Carolina Jobs-Economic Dev Auth 5.00%, 05/01/2028	176,167
	South Carolina State Public Service Auth
50,000	5.00%, 12/01/2031	54,414
50,000	5.00%, 12/01/2034	53,946
100,000	5.00%, 12/01/2050	104,794

		389,321

	Tennessee - 1.7%
150,000	Shelby County, TN, Health Educational & Housing Facs Board Rev 5.00%, 09/01/2025(1)	149,994
	Tennessee Housing Dev Agency
205,000	3.50%, 01/01/2047	211,543
180,000	4.00%, 01/01/2049	191,002

		552,539

	Texas - 8.2%
	Arlington, TX, Higher Education Finance Corp. Rev
150,000	4.00%, 08/15/2030	161,195
250,000	5.00%, 02/15/2027	298,225
200,000	Austin, TX, Airport System Rev 5.00%, 11/15/2031	224,458
250,000	Central Texas Turnpike System Rev 5.00%, 08/15/2042	265,130
250,000	Dallas/Fort Worth, TX, International Airport Rev 5.00%, 11/01/2043	259,882
150,000	El Paso, TX, ISD GO 5.00%, 08/15/2027	179,115
110,000	Harris County, TX, Toll Road Auth 5.00%, 08/15/2031	130,154
100,000	Harris County-Houston, TX, Sports Auth 5.00%, 11/15/2020	105,381
75,000	Kerrville, TX, Health Facs Dev Corp. 5.00%, 08/15/2023	82,950
150,000	Lower Colorado River, TX, Auth Rev 5.00%, 05/15/2040	167,050
100,000	New Hope, TX, Cultural Education Facs Finance Corp. 5.00%, 11/01/2031	105,573
325,000	North Texas Tollway Auth Rev 5.00%, 01/01/2036	368,495
35,000	6.25%, 01/01/2039	35,118
250,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 5.25%, 12/15/2025	292,420

		2,675,146

Hartford Municipal Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Utah - 0.6%
$ 175,000	Salt Lake County, UT 5.13%, 02/15/2033		$202,897

	Virginia - 0.3%
90,000	Wise County, VA, Industrial Dev Auth Rev 1.88%, 11/01/2040(4)		89,596

	Washington - 2.3%
250,000	King County, WA, GO 4.00%, 07/01/2030		276,795
140,000	Port of Seattle, WA 5.00%, 05/01/2028		166,680
	Washington State Health Care Facs Auth Rev
115,000	5.00%, 01/01/2026		133,030
145,000	5.38%, 01/01/2040		154,955

			731,460

	Wisconsin - 1.1%
150,000	Public Finance Auth, WI 5.00%, 07/01/2048		162,393
100,000	5.00%, 05/15/2019(1)		100,638
100,000	5.00%, 10/01/2043(1)		100,832

			363,863

	Total Municipal Bonds (cost $31,152,273)		$31,567,772

	Total Long-Term Investments (cost $31,152,273)		$31,567,772

Short-Term Investments - 2.9%
	Other Investment Pools & Funds - 2.9%
931,873	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(6)		931,873

	Total Short-Term Investments (cost $931,873)		$931,873

	Total Investments (cost $32,084,146)	100.1%	$32,499,645
	Other Assets and Liabilities	(0.1)%	(29,099)

	Total Net Assets	100.0%	$32,470,546

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $744,567, representing 2.3% of net assets.

(2)	Security is a zero-coupon bond.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2019.
(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:
USD	United States Dollar

Hartford Municipal Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Other Abbreviations:
LIBOR	London Interbank Offered Rate
MUNIPSA	Municipal Swap Index Yield

Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Rev	Revenue
VA	Veterans Administration

Hartford Municipal Income Fund

Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$31,567,772	$—	$31,567,772	$—
Short-Term Investments	931,873	931,873	—	—

Total	$32,499,645	$931,873	$31,567,772	$—

(1) For the period ended January 31, 2019, there were no transfers in and out of Level 3.

The Hartford Municipal Opportunities Fund

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 94.7%
	Alabama - 1.5%
	Alabama Federal Aid Highway Finance Auth
$ 1,615,000	5.00%, 09/01/2026	$1,799,078
1,250,000	5.00%, 09/01/2034	1,461,437
1,000,000	Alabama State Port Auth Rev, Docks Facilities 5.00%, 10/01/2032	1,131,100
1,415,000	Birmingham, AL, Water Works Board Water Rev 5.00%, 01/01/2029	1,671,837
2,660,000	Jefferson County, AL 5.00%, 04/01/2024	3,030,565
3,000,000	Jefferson County, AL, Board of Education 5.00%, 02/01/2042	3,331,530
230,000	State of Alabama, Docks Department 5.00%, 10/01/2024	259,120

		12,684,667

	Alaska - 0.4%
	CIVICVentures, AK, Rev
2,000,000	5.00%, 09/01/2025	2,304,000
1,000,000	5.00%, 09/01/2026	1,149,380

		3,453,380

	Arizona - 1.1%
4,925,000	Maricopa County, AZ, Pollution Control Corp. 5.00%, 06/01/2035	4,985,381
1,360,000	Pima County, AZ, Independent Dev Auth Education Rev, Legacy Traditional Charter School 8.50%, 07/01/2039	1,396,910
855,000	Salt Verde Financial Corp., AZ 5.25%, 12/01/2020	903,265
114,000	Sundance, AZ, Community Facs Dist 7.13%, 07/01/2027(1)	114,010
2,200,000	Tempe, AZ, Industrial Dev Auth 4.00%, 10/01/2023(1)	2,208,316

		9,607,882

	California - 7.0%
1,050,000	California County, CA, Tobacco Securitization 5.00%, 06/01/2022	1,124,886
	California State Communities Dev Auth Rev
700,000	5.00%, 10/01/2022	740,908
1,000,000	5.63%, 10/01/2032	1,053,340
1,000,000	California State Health Facs 5.00%, 02/01/2029	1,184,850
1,000,000	California State Public Works Board, Correctional Facs Improvement 6.00%, 03/01/2035	1,048,240
2,000,000	California State Public Works Board, Lease Rev 5.25%, 10/01/2023	2,185,380
170,000	California State Public Works Board, State University Trustees 6.13%, 04/01/2029	171,250
3,000,000	California State, GO 5.00%, 08/01/2029	3,549,960
300,000	El Dorado, CA, Irrigation Dist 5.38%, 08/01/2024	305,748
	Elk Grove, CA, Finance Auth Special Tax
315,000	5.00%, 09/01/2031	363,913
910,000	5.00%, 09/01/2032	1,047,728
2,600,000	Fresno, CA, Unified School Dist 0.00%, 08/01/2031(2)	1,694,680
	Hemet Unified School Dist Financing Auth, CA
1,440,000	5.00%, 09/01/2030	1,561,349
1,535,000	5.00%, 09/01/2031	1,659,120
400,000	Huntington Park, CA, Public Finance Auth Rev 5.25%, 09/01/2019	401,096
	Inglewood, CA, Redevelopment Agency

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 1,000,000	5.00%, 05/01/2028	$1,196,640
1,000,000	5.00%, 05/01/2029	1,189,220
5,225,000	Long Beach, CA, Finance Auth Natural Gas 3 mo. USD LIBOR + 1.450%, 3.20%, 11/15/2027(3)	5,248,408
2,000,000	Oakland, CA, Airport Rev 5.00%, 05/01/2026	2,128,100
	Orange County, CA, Community Facs Dist, Special Tax
1,000,000	5.00%, 08/15/2034	1,080,820
1,000,000	5.00%, 08/15/2036	1,078,610
2,500,000	5.00%, 08/15/2041	2,672,875
500,000	Port of Oakland, CA 5.00%, 05/01/2023	546,675
1,000,000	Rancho Cucamonga, CA, Redevelopment Agency Tax Allocation 5.00%, 09/01/2029	1,150,670
2,000,000	Romoland School Dist 5.00%, 09/01/2048	2,157,740
1,000,000	San Buenaventura, CA, Community Memorial Health System 7.50%, 12/01/2041	1,091,420
	San Diego, CA, United School Dist
805,000	4.00%, 07/01/2034	855,458
865,000	4.00%, 07/01/2035	912,488
60,000	San Diego, CA, Redevelopment Agency, Centre City Sub Package 5.25%, 09/01/2026	60,179
3,000,000	San Diego, CA, Redevelopment Agency, Tax Allocation 7.00%, 11/01/2039	3,119,310
1,120,000	San Francisco City & County, CA, Redevelopment Agency 6.50%, 08/01/2032	1,147,552
1,165,000	San Joaquin Hills, CA, Transportation Auth 5.00%, 01/15/2029	1,306,932
	San Mateo, CA, Joint Powers Finance Auth
1,250,000	5.00%, 06/15/2029	1,441,175
1,250,000	5.00%, 06/15/2030	1,437,750
2,000,000	Santa Cruz County, CA, Redevelopment Agency 6.63%, 09/01/2029	2,057,620
	Santa Margarita, CA, Water Dist Special Tax
500,000	4.25%, 09/01/2021	517,125
500,000	5.00%, 09/01/2022	530,685
500,000	5.00%, 09/01/2023	536,030
500,000	5.00%, 09/01/2024	536,245
500,000	5.00%, 09/01/2025	535,150
2,065,000	5.00%, 09/01/2028	2,248,971
1,500,000	Stockton, CA, Redevelopment Agency 5.00%, 09/01/2029	1,760,685
1,250,000	Ventura County, CA, Certificates of Participation 5.63%, 08/15/2027	1,277,475
1,000,000	Washington Township, CA, Health Care Dist Rev 6.00%, 07/01/2029	1,014,260

		58,928,716

	Colorado - 2.0%
	Arapahoe Cnty. School Dist No. 6 Littleton, CO
1,230,000	5.50%, 12/01/2032	1,544,757
1,655,000	5.50%, 12/01/2034	2,060,591
	City & County of Denver, CO, Airport System Rev
1,000,000	5.00%, 12/01/2034	1,220,700
1,575,000	5.00%, 12/01/2036	1,926,367
1,330,000	Colorado Health Facs Auth Rev 1 mo. USD LIBOR + 1.250%, 2.96%, 10/01/2039(3)	1,333,977
1,000,000	Denver City & County School Dist No. 1, CO 5.50%, 12/01/2029	1,256,050
1,440,000	Denver Urban Renewal Auth, CO 5.25%, 12/01/2039(1)	1,432,670
1,930,000	E-470 Public Highway, CO, Auth Rev 1 mo. USD LIBOR + 1.050%, 2.74%, 09/01/2039(3)	1,944,861
1,195,000	Park Creek, CO, Metropolitan Dist 5.00%, 12/01/2033	1,365,311

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 2,000,000	Park Creek, CO, Metropolitan Dist 5.00%, 12/01/2029	$2,264,920
600,000	University of Colorado Enterprise Rev 5.75%, 06/01/2028	607,980

		16,958,184

	Connecticut - 3.6%
6,500,000	City of Bridgeport, CT, GO 5.00%, 08/15/2025	7,490,405
950,000	City of Hartford, CT, GO 5.00%, 07/01/2027	1,086,173
1,500,000	City of New Britain, CT, GO 5.00%, 03/01/2031	1,722,960
2,600,000	City of New Haven, CT, GO 5.00%, 08/01/2024	2,983,344
	City of Waterbury, CT, GO
405,000	5.00%, 11/15/2031	466,426
1,000,000	5.00%, 11/15/2032	1,147,510
	Connecticut Housing Finance Auth
515,000	4.00%, 11/15/2044	531,516
1,435,000	4.00%, 11/15/2045	1,490,334
1,800,000	4.00%, 05/15/2047	1,902,312
	Connecticut State, GO
470,000	5.00%, 04/15/2022	511,008
250,000	5.00%, 03/15/2024	280,460
750,000	5.00%, 05/15/2025	853,185
	State of Connecticut
1,450,000	5.00%, 03/15/2025	1,645,503
2,425,000	5.00%, 06/15/2026	2,788,144
2,500,000	5.00%, 04/15/2029	2,851,100
2,065,000	Town of Hamden, CT, GO 5.00%, 08/15/2025	2,386,376

		30,136,756

	District of Columbia - 0.1%
	Dist of Columbia Rev
735,000	5.00%, 07/01/2032	760,982
270,000	5.00%, 07/01/2037	273,316

		1,034,298

	Florida - 3.8%
1,430,000	Atlantic Beach Health Care Facs Auth, FL 5.00%, 11/15/2048	1,502,143
	Broward County, FL, Airport System Rev
145,000	5.00%, 10/01/2019	147,923
265,000	5.00%, 10/01/2020	278,298
285,000	5.00%, 10/01/2021	306,483
	City of Port Saint Lucie, FL
3,000,000	4.00%, 07/01/2028	3,262,320
3,000,000	4.00%, 07/01/2029	3,245,550
2,040,000	Greater Orlando, FL, Aviation Auth 5.00%, 10/01/2024	2,192,674
1,750,000	Lakeland, FL, Retirement Community Rev 6.38%, 01/01/2043	1,753,062
500,000	Magnolia Creek, FL, Community Development Dist Capital Improvement 5.90%, 05/01/2039*	112,500
1,000,000	Manatee County, FL, School Dist 5.00%, 10/01/2030	1,169,760
190,000	Miami Beach, FL, Health Facs Auth 5.00%, 11/15/2020	199,063
1,000,000	Miami Beach, FL, Redevelopment Agency 5.00%, 02/01/2026	1,140,310
	Miami-Dade County, FL, Aviation Rev
1,000,000	5.00%, 10/01/2024	1,097,500
2,500,000	5.00%, 10/01/2026	2,729,025
530,000	5.00%, 10/01/2027	597,103

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 200,000	5.00%, 10/01/2035	$208,864
625,000	Miami-Dade County, FL, Expressway Auth 5.00%, 07/01/2024	719,613
3,000,000	Miami-Dade County, FL, GO 5.00%, 07/01/2032	3,443,400
	Orange County, FL, Health Facs Auth
1,190,000	5.00%, 08/01/2024	1,327,540
1,280,000	5.00%, 08/01/2025	1,430,810
1,350,000	5.00%, 08/01/2026	1,502,347
	Palm Beach County, FL, Health Facs Auth
1,000,000	6.75%, 06/01/2024	1,115,910
1,000,000	6.80%, 06/01/2025	1,113,120
1,150,000	Putnam County, FL, Development Auth 5.00%, 03/15/2042	1,271,130
190,000	Village, FL, Community Development Dist No. 11 3.25%, 05/01/2019	190,701

		32,057,149

	Georgia - 3.2%
2,000,000	Atlanta, GA, Airport Passenger Facs Charge Rev 5.00%, 01/01/2023	2,056,640
	Burke County, GA, Dev Auth Rev
285,000	1.85%, 12/01/2049(4)	284,581
1,740,000	2.05%, 10/01/2032(4)	1,701,946
2,860,000	2.35%, 10/01/2032(4)	2,857,884
4,450,000	3.00%, 11/01/2045(4)	4,440,032
1,500,000	Dekalb Newton and Gwinnett Counties, GA, Joint DA 6.00%, 07/01/2034	1,526,160
3,375,000	Monroe County, GA, DA Rev 2.40%, 01/01/2039(4)	3,369,971
	Municipal Electric Auth, GA
1,170,000	5.00%, 01/01/2022	1,264,185
1,000,000	5.00%, 11/01/2022	1,101,030
1,075,000	5.00%, 01/01/2024	1,183,296
6,420,000	5.00%, 01/01/2028	7,292,950

		27,078,675

	Hawaii - 0.7%
2,000,000	Hawaii State Dept of Transportation 5.00%, 08/01/2022	2,190,740
	State of Hawaii Airports System Rev
1,000,000	5.00%, 07/01/2032	1,157,530
1,000,000	5.00%, 07/01/2033	1,151,350
155,000	5.00%, 07/01/2034	177,644
1,000,000	5.00%, 07/01/2035	1,140,850

		5,818,114

	Illinois - 16.5%
	Chicago, IL, Board of Education
600,000	5.00%, 12/01/2023	629,010
1,000,000	5.00%, 12/01/2024	1,116,880
3,500,000	5.00%, 12/01/2034	3,618,335
1,000,000	5.00%, 04/01/2046	1,060,250
665,000	6.00%, 01/01/2020	682,842
1,510,000	Chicago, IL, Board of Education, GO 5.00%, 12/01/2042	1,513,533
715,000	Chicago, IL, Board of Education, Special Tax 6.00%, 04/01/2046	813,663
	Chicago, IL, Metropolitan Water Reclamation Dist GO
3,500,000	5.00%, 12/01/2027	4,101,965
2,530,000	5.00%, 12/01/2031	2,707,125
1,700,000	5.25%, 12/01/2032	2,074,017
	Chicago, IL, Midway International Airport
500,000	5.00%, 01/01/2021	527,070
1,420,000	5.00%, 01/01/2031	1,574,468
1,000,000	5.00%, 01/01/2036	1,100,330
	Chicago, IL, Transit Auth

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 3,000,000	5.00%, 06/01/2020	$3,110,610
415,000	5.00%, 06/01/2025	473,249
800,000	5.25%, 12/01/2027	853,296
5,000,000	5.25%, 12/01/2028	5,316,300
	City of Chicago, IL, GO
1,000,000	5.00%, 01/01/2020	1,017,850
980,000	5.00%, 01/01/2021	1,012,742
1,000,000	5.00%, 12/01/2023	1,030,900
2,000,000	5.00%, 01/01/2024	2,124,880
	City of Chicago, IL, Wastewater Transmission Rev
1,000,000	5.00%, 01/01/2028	1,114,970
2,500,000	5.00%, 01/01/2029	2,777,375
	City of Chicago, IL, Waterworks Rev
135,000	5.00%, 11/01/2023	147,586
1,000,000	5.00%, 11/01/2027	1,149,120
1,020,000	5.00%, 11/01/2028	1,137,637
1,205,000	5.00%, 11/01/2029	1,294,507
3,465,000	Cook County, IL, Community Consolidated School Dist No. 15, GO 5.00%, 12/01/2024	3,984,438
	Cook County, IL, Community High School Dist No. 212 Leyden
1,775,000	5.00%, 12/01/2026	2,014,093
310,000	5.00%, 12/01/2027	350,142
1,000,000	5.00%, 12/01/2034	1,108,940
	Cook County, IL, GO
1,000,000	5.00%, 11/15/2026	1,136,340
4,300,000	5.00%, 11/15/2027	4,851,260
600,000	Cook County, IL, Regional Transportation Auth 5.00%, 06/01/2035	675,840
1,400,000	Illinois Finance Auth Rev, Art Institute of Chicago 6.00%, 03/01/2038	1,404,564
	Illinois State Finance Auth Rev
1,000,000	5.00%, 10/01/2023	1,129,450
1,000,000	5.00%, 11/15/2023	1,133,170
5,000,000	5.00%, 02/15/2027	5,968,550
700,000	5.00%, 10/01/2028	817,544
1,000,000	5.00%, 11/15/2028	1,140,270
2,650,000	5.00%, 11/15/2031	2,954,432
2,500,000	5.00%, 11/15/2033	2,764,575
2,135,000	5.00%, 11/15/2034	2,361,993
1,240,000	7.75%, 08/15/2034	1,279,110
1,500,000	Illinois State Toll Highway Auth 5.00%, 01/01/2031	1,777,725
	Illinois State Toll Highway Auth, Taxable Rev
1,000,000	5.00%, 01/01/2027	1,111,030
1,000,000	5.00%, 01/01/2031	1,144,810
	Illinois State, GO
1,500,000	5.00%, 08/01/2025	1,568,325
3,500,000	5.00%, 11/01/2025	3,775,590
1,985,000	5.00%, 02/01/2026	2,096,061
3,120,000	5.00%, 11/01/2029	3,340,927
950,000	5.00%, 05/01/2033	980,400
1,030,000	6.50%, 06/15/2022	1,075,382
	Kane Cook & DuPage Counties, IL, GO
4,200,000	5.00%, 01/01/2031	4,614,834
1,700,000	5.00%, 01/01/2034	1,858,117
1,700,000	5.00%, 01/01/2035	1,857,301
	Kane McHenry Cook & De Kalb Counties, IL, Unified School Dist No. 300
1,875,000	5.00%, 01/01/2027	2,137,575
2,000,000	5.00%, 01/01/2029	2,324,300
1,665,000	Kendall Kane & Will Counties Community, IL, Unified School Dist No. 308 5.00%, 02/01/2034	1,856,941
	Metropolitan Pier & Exposition Auth, IL
1,120,000	0.00%, 06/15/2020(2)	1,076,152
4,000,000	0.00%, 12/15/2024(2)	3,261,720
2,000,000	0.00%, 06/15/2027(2)	1,477,900

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 3,895,000	0.00%, 12/15/2042(5)	$2,173,137
1,650,000	5.00%, 12/15/2020	1,711,463
1,000,000	5.00%, 12/15/2035	1,052,710
	Railsplitter Tobacco Settlement Auth, IL
1,000,000	5.00%, 06/01/2026	1,156,930
1,940,000	5.00%, 06/01/2027	2,231,892
1,000,000	5.50%, 06/01/2023	1,084,330
	Sales Tax Securitization Corp., IL
350,000	5.00%, 01/01/2029	398,780
2,210,000	5.00%, 01/01/2029	2,539,356
1,000,000	5.00%, 01/01/2030	1,134,390
	State of Illinois
1,185,000	5.00%, 06/15/2024	1,269,194
3,500,000	5.00%, 11/01/2024	3,763,200
2,000,000	5.00%, 10/01/2026	2,162,220
1,200,000	5.00%, 02/01/2027	1,299,300

		138,467,213

	Indiana - 1.4%
2,000,000	City of Whiting, IN 5.00%, 03/01/2046(4)	2,177,140
	Indiana Municipal Power Agency
1,050,000	5.00%, 01/01/2032	1,236,417
870,000	5.00%, 01/01/2033	1,017,717
180,000	5.00%, 01/01/2034	208,717
1,000,000	Indiana State Finance Auth Hospital Rev 5.00%, 12/01/2029	1,134,700
1,625,000	Indiana State Finance Auth Rev 5.00%, 03/01/2023	1,731,405
1,000,000	Indianapolis, IN, Airport Auth Rev 5.00%, 01/01/2029	1,105,040
1,000,000	Indianapolis, IN, Local Public Improvement Bond Bank 5.00%, 01/01/2031	1,139,780
775,000	Richmond, IN, Hospital Auth Rev 5.00%, 01/01/2035	847,354
250,000	University of Southern Indiana 5.00%, 10/01/2023	255,423
1,000,000	Whiting, IN, Environmental Facs Rev 1.85%, 06/01/2044(4)	998,300

		11,851,993

	Iowa - 0.1%
650,000	Iowa Student Loan Liquidity Corp. 5.00%, 12/01/2024	728,195

	Kansas - 0.3%
	Wyandotte County-Kansas City, KS
1,000,000	5.00%, 09/01/2025	1,148,400
1,390,000	5.00%, 09/01/2028	1,607,674

		2,756,074

	Kentucky - 1.8%
	Kentucky Bond Dev Corp.
1,000,000	5.00%, 09/01/2032	1,153,660
1,100,000	5.00%, 09/01/2033	1,263,141
1,200,000	5.00%, 09/01/2034	1,371,576
1,025,000	5.00%, 09/01/2035	1,167,034
2,910,000	Kentucky Economic Dev Finance Auth 5.00%, 12/01/2047	3,143,877
4,000,000	Kentucky Public Energy Auth 4.00%, 01/01/2049(4)	4,264,240
2,600,000	Louisville & Jefferson County, KY, Metropolitan Gov’t Rev Catholic Health Initiatives 5.00%, 12/01/2023	2,820,792

		15,184,320

	Louisiana - 2.0%
	City of Shreveport, LA, Water & Sewer Rev

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 2,000,000	5.00%, 12/01/2027	$2,313,220
1,000,000	5.00%, 12/01/2035	1,137,400
1,400,000	5.00%, 12/01/2036	1,586,606
	Louisiana State Local Gov’t Environmental Facs & Community Dev Auth Rev
975,000	5.75%, 11/15/2030	1,043,114
1,155,000	6.00%, 11/15/2030	1,255,889
1,750,000	6.00%, 11/15/2035	1,879,587
4,000,000	Louisiana State, GO 5.00%, 12/01/2031	4,569,080
	New Orleans, LA, Aviation Board
750,000	5.00%, 01/01/2026	864,668
500,000	5.00%, 01/01/2027	581,775
1,250,000	5.00%, 01/01/2034	1,371,625

		16,602,964

	Maryland - 0.5%
500,000	Howard, MD, Special Obligation 4.00%, 02/15/2028(1)	506,420
480,000	Maryland Economic Development Corp. 4.00%, 06/01/2020	493,565
1,620,000	Maryland Health & Higher Educational Facs. Auth 2.88%, 07/01/2023	1,609,680
2,000,000	Rockville, MD, Mayor 3.00%, 11/01/2025	1,940,340

		4,550,005

	Massachusetts - 1.8%
5,000,000	Commonwealth of Massachusetts 5.00%, 01/01/2036	5,889,050
200,000	Massachusetts School Building Auth 5.00%, 11/15/2030	235,922
	Massachusetts State Development Finance Agency
1,000,000	4.00%, 10/01/2024(1)	1,022,850
1,000,000	4.00%, 10/01/2025(1)	1,022,270
635,000	4.00%, 10/01/2026(1)	647,154
165,000	4.00%, 07/15/2036	176,619
1,720,000	5.00%, 07/01/2028	1,937,219
1,000,000	5.00%, 07/01/2029	1,118,560
2,000,000	5.00%, 07/01/2030	2,221,780
1,200,000	8.00%, 04/15/2031	1,251,960

		15,523,384

	Michigan - 3.6%
500,000	City of Detroit MI 5.00%, 04/01/2021	519,240
5,000,000	Great Lakes, MI, Water Auth Water Supply System Rev 5.00%, 07/01/2029	5,844,150
	Michigan Finance Auth
2,165,000	5.00%, 04/01/2020	2,241,468
1,000,000	5.00%, 07/01/2027	1,140,080
1,000,000	5.00%, 07/01/2028	1,134,060
1,000,000	5.00%, 07/01/2029	1,115,520
2,700,000	5.00%, 10/01/2030	3,025,242
2,555,000	5.00%, 06/01/2033	2,837,864
1,000,000	5.00%, 06/01/2034	1,107,050
915,000	5.00%, 11/01/2034	1,069,397
1,000,000	5.00%, 11/01/2035	1,162,310
1,000,000	5.00%, 11/01/2036	1,155,930
1,000,000	5.00%, 11/01/2038	1,140,590
1,000,000	Michigan State Building Auth 5.00%, 04/15/2027	1,194,890
	Michigan State Hospital Finance Auth
1,505,000	4.00%, 11/15/2031	1,603,442
345,000	4.00%, 11/15/2032	365,859
370,000	State of Michigan 5.00%, 03/15/2027	446,601

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 2,465,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2030	$2,813,172

		29,916,865

	Minnesota - 0.7%
	Duluth, MN, Independent School Dist, No. 709
2,935,000	3.00%, 02/01/2021	2,967,901
1,180,000	4.00%, 02/01/2027	1,263,922
250,000	Rochester, MN, Healthcare & Housing Rev Facs 4.00%, 12/01/2019	250,938
315,000	Saint Francis, MN, Independent School Dist, No. 15 4.00%, 02/01/2029	333,828
365,000	4.00%, 02/01/2030	384,487
750,000	4.00%, 02/01/2031	786,367

		5,987,443

	Mississippi - 0.7%
1,970,000	Mississippi Dev Bank 5.00%, 10/01/2033	2,248,459
	State of Mississippi
1,000,000	5.00%, 10/15/2025	1,165,990
1,850,000	5.00%, 10/15/2029	2,120,008

		5,534,457

	Missouri - 1.5%
	City of Saint Louis, MO, Airport Rev
1,000,000	5.00%, 07/01/2032	1,162,970
1,000,000	5.00%, 07/01/2047	1,123,910
	Kirkwood, MO, Industrial Dev Auth Retirement Community
2,500,000	5.25%, 05/15/2042	2,621,200
2,000,000	5.25%, 05/15/2050	2,084,340
3,500,000	8.25%, 05/15/2045	3,778,775
1,255,000	State Louis County, CO Industrial Dev Auth 5.00%, 09/01/2026	1,315,378
1,000,000	Stone Canyon, MO, Community Improvement Dist Rev 5.75%, 04/01/2027*	280,000

		12,366,573

	Montana - 0.7%
2,855,000	Montana Board of Housing 4.00%, 12/01/2043	3,017,706
2,500,000	Montana Facs Finance Auth 5.00%, 02/15/2028	2,910,650

		5,928,356

	Nebraska - 0.1%
1,000,000	Central Plains, NE, Energy Project 5.00%, 09/01/2022	1,083,190

	Nevada - 0.9%
	City of Reno, NV
250,000	5.00%, 06/01/2024	284,043
250,000	5.00%, 06/01/2026	292,868
	Clark County, NV, School Dist
830,000	5.00%, 06/15/2026	967,506
1,000,000	5.00%, 06/15/2028	1,187,140
1,900,000	5.00%, 06/15/2029	2,244,033
845,000	Clark County, NV, Special Improvement Dist 2.25%, 12/01/2019	842,659
	Las Vegas, NV, Special Improvement Dist
330,000	5.00%, 06/01/2027	341,507
365,000	5.00%, 06/01/2028	376,147
625,000	5.00%, 06/01/2029	639,913
10,000	Nevada State Natural Resources GO 5.00%, 03/01/2026	11,197

		7,187,013

	New Jersey - 2.3%
	City of Atlantic City, NJ, GO

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 250,000	5.00%, 03/01/2021	$263,857
400,000	5.00%, 03/01/2022	432,252
705,000	City of Bayonne, NJ 0.00%, 07/01/2023(2)	637,116
1,200,000	New Jersey Economic Development Auth 5.00%, 06/15/2023	1,313,376
	New Jersey Economic Development Auth Rev, School Facilities Construction Bond
500,000	5.00%, 06/15/2019	505,485
500,000	5.00%, 06/15/2020	518,765
2,855,000	New Jersey Health Care Facs Finance Auth 5.75%, 10/01/2031	2,928,973
	New Jersey State Econonomic Dev Auth
510,000	4.88%, 09/15/2019	517,069
1,000,000	5.00%, 09/01/2021	1,050,640
2,000,000	New Jersey State Educational Finance Auth Rev, University of Medicine & Dentistry 7.50%, 12/01/2032	2,037,880
	New Jersey Transportation Trust Fund Auth
5,000,000	0.00%, 12/15/2032(2)	2,958,950
1,500,000	5.00%, 06/15/2021	1,593,330
1,000,000	5.00%, 12/15/2023	1,103,190
2,870,000	Tobacco Settlement Financing Corp., NJ 5.00%, 06/01/2029	3,316,084

		19,176,967

	New York - 5.5%
370,000	Metropolitan Transportation Auth 0.00%, 11/15/2027(2)	285,614
1,335,000	New York City, NY, Housing Development Corp. 4.50%, 02/15/2048	1,382,900
1,000,000	New York City, NY, Transitional Finance Auth 5.00%, 07/15/2026	1,188,680
735,000	New York Mortgage Agency Rev 3.50%, 10/01/2034	747,517
	New York State Dormitory Auth Rev
1,670,000	5.00%, 03/15/2022	1,784,996
2,000,000	5.00%, 12/15/2027	2,226,720
2,500,000	5.00%, 03/15/2030	2,868,660
2,500,000	5.00%, 03/15/2031	2,923,250
2,500,000	5.00%, 03/15/2033	2,891,400
3,800,000	5.00%, 03/15/2035	4,465,228
2,000,000	5.38%, 03/01/2029	2,005,760
860,000	New York State Energy Research & Dev Auth 2.38%, 07/01/2026(4)	862,554
2,300,000	New York State Liberty Development Corp. Rev 5.15%, 11/15/2034(1)	2,455,963
1,000,000	New York State Thruway Auth Rev 4.00%, 01/01/2037	1,034,770
1,000,000	New York State Urban Development Corp. Rev 5.00%, 03/15/2026	1,120,410
1,145,000	Newburgh, NY, GO 5.00%, 06/15/2019	1,157,057
2,750,000	Port Authority of New York and New Jersey 5.00%, 10/15/2025	3,164,865
2,500,000	Sales Tax Asset Receivable Corp., NY 5.00%, 10/15/2029	2,880,050
320,000	Syracuse, NY, Independent Dev Auth 5.00%, 01/01/2029	354,602
	Town of Oyster Bay, NY, GO
125,000	2.50%, 03/01/2019	125,000
615,000	2.63%, 03/01/2020	615,018
265,000	3.00%, 03/01/2021	269,977
1,400,000	4.00%, 02/15/2020	1,423,800
155,000	4.00%, 11/01/2022	160,276
95,000	5.00%, 03/15/2019	95,303
2,340,000	5.00%, 08/15/2024	2,663,739

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 1,325,000	Triborough Bridge & Tunnel Auth 0.00%, 11/15/2031(2)	$866,590
2,000,000	TSASC, Inc., NY 5.00%, 06/01/2026	2,279,540
	Yonkers, NY, GO
885,000	3.00%, 08/15/2019	890,345
1,000,000	5.00%, 03/15/2021	1,061,560

		46,252,144

	North Carolina - 1.0%
1,325,000	North Carolina Eastern Municipal Power 4.00%, 01/01/2020	1,353,063
2,760,000	North Carolina Housing Finance Agency 4.00%, 07/01/2047	2,905,314
	North Carolina Medical Care Commission Retirement Finance Auth Rev, First Mortgage Galloway Ridge
1,555,000	5.88%, 01/01/2031	1,590,905
1,000,000	6.00%, 01/01/2039	1,022,660
1,450,000	North Carolina Medical Care Commission Rev 5.00%, 10/01/2027	1,455,974

		8,327,916

	North Dakota - 0.5%
4,000,000	North Dakota Housing Finance Agency 4.25%, 07/01/2049	4,313,080

	Ohio - 3.7%
2,000,000	Allen County, OH, Hospital Facs Rev 5.00%, 05/01/2023	2,179,460
5,000,000	American Municipal Power, Inc., OH 2.30%, 02/15/2038	5,004,850
	Buckeye, OH, Tobacco Settlement Finance Auth
4,000,000	5.88%, 06/01/2047	3,714,760
6,680,000	6.00%, 06/01/2042	6,402,246
	City of Cleveland, OH, Airport System Rev
1,165,000	5.00%, 01/01/2022	1,265,656
1,385,000	5.00%, 01/01/2023	1,539,884
430,000	County of Hamilton, OH, Sales Tax Rev 5.00%, 12/01/2027	521,091
1,750,000	County of Montgomery, OH 5.00%, 05/01/2039	1,760,079
1,200,000	Cuyahoga, OH, Community College Dist 5.00%, 08/01/2027	1,239,372
4,000,000	Dayton, OH, City School Dist GO 5.00%, 11/01/2027	4,773,800
2,275,000	Lancaster, OH, Gas Rev 1 mo. USD LIBOR + 0.600%, 2.29%, 02/01/2019(3)	2,275,000

		30,676,198

	Oklahoma - 0.2%
	Oklahoma Dev Finance Auth
935,000	5.25%, 08/15/2048	1,018,336
935,000	5.50%, 08/15/2057	1,036,616

		2,054,952

	Oregon - 2.6%
1,665,000	Benton & Linn Counties, OR, Consolidated School Dist No. 509J & 509A Corvallis 0.00%, 06/15/2038(5)	1,798,483
1,150,000	Clackamas County, OR, Hospital Facility Auth 2.80%, 05/15/2024	1,137,706
8,200,000	Clackamas County, OR, School Dist No. 12, GO 0.00%, 06/15/2040(2)	3,419,564
625,000	Jackson County, OR, School Dist No. 4, GO 0.00%, 06/15/2034(2)	351,919
1,105,000	Marion County, OR, School Dist No. 15 North Marion 0.00%, 06/15/2037(2)	535,339

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 2,500,000	Oregon Health & Science University 4.00%, 07/01/2046	$2,599,550
	Port of Portland, OR, Airport Rev
1,000,000	5.00%, 07/01/2031	1,109,680
750,000	5.00%, 07/01/2032	830,273
	Salem Hospital Fac Auth
910,000	5.00%, 05/15/2038	990,844
720,000	5.00%, 05/15/2048	774,742
3,420,000	State of Oregon Housing & Community Services Department 4.50%, 01/01/2049	3,695,276
7,505,000	Washington Clackamas & Yamhill Counties, OR, School Dist No. 88J 0.00%, 06/15/2034(2)	4,292,785

		21,536,161

	Other U.S. Territories - 0.1%
1,085,000	Puerto Rico Highway & Transportation Auth 4.95%, 07/01/2026	1,106,852

	Pennsylvania - 6.1%
945,000	Allegheny County, PA 5.00%, 03/01/2019	947,277
500,000	Allegheny County, PA, Hospital Dev Auth 5.38%, 08/15/2029	509,180
915,000	Allegheny County, PA, Independent Dev Auth Charter School 6.75%, 08/15/2035	946,751
	Beaver County, PA, GO
1,220,000	5.00%, 11/15/2020	1,280,378
1,285,000	5.00%, 11/15/2021	1,382,210
1,345,000	5.00%, 11/15/2022	1,480,858
930,000	City of Philadelphia, PA, Water & Wastewater Rev 5.00%, 11/01/2029	1,106,691
	Commonwealth Finance Auth, PA
3,000,000	5.00%, 06/01/2026	3,458,910
125,000	5.00%, 06/01/2028	146,531
1,070,000	5.00%, 06/01/2029	1,249,546
145,000	5.00%, 06/01/2031	166,524
1,000,000	Delaware River, PA, Joint Toll Bridge Commission 5.00%, 07/01/2031	1,174,420
2,410,000	Harrisburg, PA, School Dist GO 5.00%, 11/15/2026	2,822,375
	Lancaster County, PA, Hospital Auth
635,000	5.00%, 07/01/2024	674,789
515,000	5.00%, 07/01/2025	549,840
2,455,000	Montgomery County, PA, Industrial Dev Auth 5.00%, 12/01/2046	2,538,470
920,000	Pennsylvania Higher Educational Facs Auth 5.00%, 05/01/2032	1,056,712
	Pennsylvania Housing Finance Agency
1,000,000	3.10%, 04/01/2023	1,009,660
1,025,000	3.10%, 10/01/2023	1,034,379
2,250,000	Pennsylvania State Independent Dev Auth 5.00%, 07/01/2021	2,416,163
	Pennsylvania Turnpike Commission Rev
575,000	MUNIPSA + 0.880%, 2.31%, 12/01/2020(3)	578,076
2,000,000	MUNIPSA + 0.900%, 2.33%, 12/01/2021(3)	2,016,880
925,000	MUNIPSA + 0.980%, 2.41%, 12/01/2021(3)	934,481
500,000	5.00%, 12/01/2027	580,635
1,000,000	5.00%, 12/01/2029	1,151,320
1,590,000	5.00%, 12/01/2030	1,817,402
1,000,000	5.00%, 12/01/2031	1,159,900
2,000,000	5.00%, 12/01/2033	2,256,220
2,615,000	5.00%, 12/01/2037	2,801,580
755,000	5.00%, 12/01/2042	839,099
	Philadelphia, PA, Municipal Auth
750,000	6.38%, 04/01/2029	755,685
800,000	6.50%, 04/01/2034	806,208
	Philadelphia, PA, School Dist GO

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 150,000	3.00%, 09/01/2019	$150,783
1,560,000	5.00%, 09/01/2022	1,710,478
2,000,000	5.00%, 09/01/2023	2,229,500
200,000	5.25%, 09/01/2023	208,944
	Pittsburgh, PA, School Dist GO
3,145,000	5.00%, 09/01/2021	3,394,619
1,500,000	5.00%, 09/01/2023	1,616,295
500,000	Reading, PA, School Dist GO 5.00%, 03/01/2038	560,565

		51,520,334

	Puerto Rico - 0.4%
	Commonwealth of Puerto Rico, GO
220,000	0.00%, 07/01/2019(2)	216,465
1,810,000	5.50%, 07/01/2019	1,825,620
	Puerto Rico Electric Power Auth
1,100,000	5.00%, 07/01/2019	1,107,293
310,000	5.25%, 07/01/2019	312,365

		3,461,743

	Rhode Island - 0.9%
1,415,000	Cranston, RI, GO 5.00%, 07/01/2019	1,433,480
1,000,000	Rhode Island Commerce Corp. 5.00%, 06/15/2019	1,011,860
	Rhode Island Health & Educational Bldg Corp.
2,700,000	5.00%, 05/15/2027	3,106,917
2,020,000	5.00%, 05/15/2028	2,360,976

		7,913,233

	South Carolina - 1.3%
1,987,000	Lancaster County, SC, Sun City Assessment 7.70%, 11/01/2017*	417,270
4,355,000	South Carolina Jobs-Economic Dev Auth 5.00%, 05/01/2029	5,083,896
1,000,000	5.25%, 08/01/2024	1,145,430
	South Carolina State Public Service Auth
1,665,000	5.00%, 12/01/2031	1,811,970
2,350,000	5.00%, 12/01/2034	2,535,462

		10,994,028

	South Dakota - 0.8%
	South Dakota Housing Dev Auth
2,365,000	3.50%, 11/01/2046	2,436,116
845,000	4.00%, 11/01/2047	891,517
	South Dakota State Educational Enhancement Funding Corp.
835,000	5.00%, 06/01/2023	907,528
1,000,000	5.00%, 06/01/2026	1,072,120
1,415,000	South Dakota State Health & Educational Facs Auth 5.00%, 11/01/2029	1,589,370

		6,896,651

	Tennessee - 1.6%
1,000,000	Shelby County, TN, Health Educational & Housing Facs Board 5.00%, 09/01/2037(1)	918,240
	Tennessee Housing Development Agency
1,860,000	3.50%, 07/01/2045	1,922,273
5,200,000	3.50%, 01/01/2047	5,366,545
4,570,000	4.00%, 01/01/2049	4,849,318

		13,056,376

	Texas - 6.9%
1,000,000	Arlington, TX, Higher Education Finance Corp. Rev 5.00%, 08/15/2027	1,136,120
	Austin, TX, Airport System Rev
595,000	5.00%, 11/15/2026	694,526
1,125,000	5.00%, 11/15/2028	1,302,874
560,000	5.00%, 11/15/2030	641,782

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 1,000,000	City of Arlington, TX 5.00%, 02/15/2034	$1,118,930
1,060,000	City of Houston, TX 0.00%, 09/01/2025(2)	896,749
5,215,000	City of San Antonio, TX, Electric & Gas Systems Rev 5.00%, 02/01/2032	6,025,275
	Clifton, TX, Higher Education Finance Corp.
1,000,000	4.00%, 08/15/2029	1,100,060
1,050,000	4.00%, 08/15/2030	1,136,488
500,000	4.00%, 08/15/2031	535,215
1,000,000	Dallas, TX, Area Rapid Transit Sales Tax Rev 5.00%, 12/01/2030	1,162,060
750,000	Dallas-Fort Worth, TX, International Airport Rev 5.00%, 11/01/2023	790,687
1,000,000	Denton, TX, ISD GO 0.00%, 08/15/2020(2)	972,370
1,500,000	Grapevine-Colleyville, TX, Independent School Dist GO 5.00%, 08/15/2027	1,763,160
	Harris County - Houston, TX
2,500,000	5.00%, 11/15/2030	2,817,150
500,000	5.00%, 11/15/2032	555,770
350,000	5.00%, 11/15/2034	387,468
1,605,000	Harris County, TX Toll Road Auth 5.00%, 08/15/2032	1,887,817
2,000,000	Houston, TX, Utility System Rev 6.00%, 11/15/2036	2,024,295
	Kerrville, TX, Health Facs Development Corp.
1,300,000	5.00%, 08/15/2024	1,460,459
1,500,000	5.00%, 08/15/2035	1,619,415
1,580,000	La Joya, TX, Independent School Dist GO 5.00%, 02/15/2025	1,800,078
	New Hope, TX, Cultural Education Facs Finance Corp.
700,000	1.85%, 11/01/2020	679,945
955,000	3.25%, 11/15/2022	936,626
3,375,000	5.00%, 11/01/2031	3,563,089
1,000,000	5.00%, 11/01/2046	1,023,120
	North Texas Tollway Auth Rev
5,000,000	0.00%, 01/01/2032(2)	3,293,700
1,000,000	5.00%, 01/01/2030	1,118,710
1,200,000	5.00%, 01/01/2035	1,351,104
230,000	6.10%, 01/01/2028	230,759
1,985,000	San Antonio, TX, Airport System Rev 5.00%, 07/01/2023	2,176,096
1,440,000	San Antonio, TX, Water Rev 5.00%, 05/15/2031	1,668,874
1,000,000	Spring Branch, TX, Independent School Dist GO 5.00%, 02/01/2026	1,166,150
2,575,000	Tarrant County, TX, Cultural Education Facs 5.00%, 10/01/2034	2,708,102
1,885,000	Texas Municipal Gas Acquisition & Supply Corp. 6.25%, 12/15/2026	2,167,788
1,800,000	Texas State Transportation Commission Turnpike System 5.00%, 08/15/2032	1,955,970
2,000,000	Travis County, TX, Health Facs Development 7.13%, 11/01/2040	2,179,200

		58,047,981

	Utah - 0.3%
490,000	Salt Lake County, UT 5.13%, 02/15/2033	568,111
2,075,000	Utah Housing Corp. 4.00%, 01/01/2045	2,172,919

		2,741,030

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Vermont - 0.3%
$ 1,980,000	Vermont Housing Finance Agency 4.00%, 11/01/2046	$2,065,457

	Virginia - 0.2%
1,500,000	Chesapeake Bay, VA, Bridge & Tunnel Dist 5.00%, 07/01/2051	1,624,290

	Washington - 0.8%
2,060,000	Chelan County, WA, Public Utility Dist No. 1 0.00%, 06/01/2028(2)	1,564,859
2,285,000	FYI Properties, WA, Lease Rev 5.50%, 06/01/2034	2,310,089
	Washington State Health Care Facs Auth Rev
780,000	5.00%, 07/01/2028	874,177
2,000,000	5.00%, 03/01/2029	2,266,880

		7,016,005

	West Virginia - 0.4%
	West Virginia State Economic Dev Auth
2,000,000	1.70%, 01/01/2041(4)	1,961,480
1,740,000	1.90%, 03/01/2040(4)	1,738,782

		3,700,262

	Wisconsin - 2.6%
	Milwaukee County, WI, Airport Rev
1,705,000	5.00%, 12/01/2024	1,912,396
1,790,000	5.00%, 12/01/2025	2,000,790
	Public Finance Auth, WI
750,000	3.00%, 11/15/2022(1)	750,060
1,065,000	3.50%, 11/15/2023(1)	1,065,192
1,600,000	5.00%, 09/01/2025(1)	1,708,816
2,940,000	5.00%, 07/01/2035	3,283,333
1,050,000	5.00%, 07/01/2036	1,166,004
2,000,000	5.00%, 10/01/2048(1)	2,009,000
	Wisconsin State
125,000	5.75%, 05/01/2033	126,254
2,160,000	6.00%, 05/01/2036	2,182,961
	Wisconsin State Health & Educational Facs Auth Rev
3,000,000	5.00%, 11/15/2027	3,413,340
1,700,000	5.00%, 12/01/2028	1,924,961

		21,543,107

	Wyoming - 0.2%
1,520,000	Wyoming Community DA 4.00%, 12/01/2046	1,600,378

	Total Municipal Bonds (cost $786,247,139)	$797,051,011

	Total Long-Term Investments (cost $786,247,139)	$797,051,011

Short-Term Investments - 5.3%
	Other Investment Pools & Funds - 5.3%
44,239,557	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(6)	44,239,557

	Total Short-Term Investments (cost $44,239,557)	$44,239,557

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Total Investments (cost $830,486,696)	100.0%	$841,290,568
Other Assets and Liabilities	0.0%	174,102

Total Net Assets	100.0%	$841,464,670

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $15,860,961, representing 1.9% of net assets.

(2)	Security is a zero-coupon bond.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2019.
(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
LIBOR	London Interbank Offered Rate
MUNIPSA	Municipal Swap Index Yield
Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Rev	Revenue
VA	Veterans Administration

The Hartford Municipal Opportunities Fund

Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$797,051,011	$—	$797,051,011	$—
Short-Term Investments	44,239,557	44,239,557	—	—

Total	$841,290,568	$44,239,557	$797,051,011	$—

(1) For the period ended January 31, 2019, there were no transfers in and out of Level 3.

Hartford Municipal Short Duration Fund

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 95.2%
	Alabama - 1.0%
$ 250,000	State of Alabama, Docks Department 5.00%, 10/01/2024	$281,653

	Arizona - 2.3%
250,000	Arizona State Health Facs Auth Hospital System Rev 5.00%, 02/01/2020	257,327
100,000	Maricopa County, AZ, Industrial Dev Auth 5.00%, 09/01/2022	110,263
200,000	Maricopa County, AZ, Pollution Control Corp. 5.00%, 06/01/2035	202,452
105,000	Tempe, AZ, Industrial Dev Auth 4.00%, 10/01/2023(1)	105,397

		675,439

	California - 3.0%
195,000	California County Tobacco Securitization Agency 5.00%, 06/01/2020	201,308
250,000	California Health Facs Finance Auth Rev 5.88%, 07/01/2025	254,390
250,000	Orange County, CA, Community Facs Dist 4.00%, 08/15/2021	259,015
75,000	Roseville, CA, Natural Gas Financing Auth 5.00%, 02/15/2023	82,570
100,000	Tustin, CA, Community Facs Dist 3.00%, 09/01/2019	100,585

		897,868

	Colorado - 1.8%
120,000	Colorado Housing & Finance Auth Rev 4.00%, 05/01/2048	126,278
150,000	Denver, CO, Convention Center Hotel Auth 5.00%, 12/01/2022	161,829
50,000	E-470 Public Highway, CO, Auth Rev 0.00%, 09/01/2019(2) 49,392
40,000	1 mo. USD LIBOR + 1.050%, 2.74%, 09/01/2039(3)	40,308
150,000	Park Creek, CO, Metropolitan Dist 5.00%, 12/01/2021	161,567

		539,374

	Connecticut - 3.3%
150,000	City of Bridgeport, CT, GO 4.00%, 08/15/2021	158,394
150,000	City of New Haven, CT, GO 5.00%, 08/15/2021	162,093
85,000	Connecticut State Health & Educational Facs Auth 3.25%, 09/01/2021(1)	85,012
	State of Connecticut, GO
140,000	5.00%, 07/15/2022	153,090
150,000	5.00%, 03/15/2024	168,276
250,000	Town of Hamden, CT, GO 5.00%, 08/15/2019	254,337

		981,202

	District of Columbia - 0.6%
	Metropolitan Washington, DC, Airports Auth System Rev
70,000	5.00%, 10/01/2019	71,476
95,000	5.00%, 10/01/2039	99,053

		170,529

	Florida - 4.5%
165,000	Broward County, FL, Airport System Rev 5.00%, 10/01/2020	173,280
200,000	City of Atlantic Beach, FL 3.00%, 11/15/2023	200,394

Hartford Municipal Short Duration Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 200,000	City of Port, St. Lucie, FL 1.75%, 07/01/2022	$195,330
	JEA Electric System Rev, FL
100,000	5.00%, 10/01/2021	107,861
100,000	5.00%, 10/01/2022	109,640
	Miami-Dade County, FL, Aviation Rev
50,000	5.00%, 10/01/2024	56,923
145,000	5.00%, 10/01/2025	167,488
	Miami-Dade County, FL, Seaport Rev
65,000	5.00%, 10/01/2021	69,794
145,000	5.00%, 10/01/2022	157,805
75,000	Tampa-Hillsborough County, FL, Expressway Auth. 5.00%, 07/01/2021	80,557

		1,319,072

	Georgia - 2.1%
	Burke County, GA, Dev Auth Rev
55,000	1.85%, 12/01/2049(4)	54,919
70,000	2.35%, 10/01/2032(4)	69,948
100,000	3.00%, 11/01/2045(4)	99,776
100,000	Monroe County, GA, Dev Auth Rev 2.40%, 01/01/2039(4)	99,851
	Municipal Electric Auth, GA
75,000	5.00%, 01/01/2021	78,831
100,000	5.00%, 11/01/2022	110,103
100,000	State of Georgia, GO 4.00%, 07/01/2020	103,314

		616,742

	Illinois - 17.7%
200,000	Chicago, IL, Housing Auth 5.00%, 01/01/2024	225,320
	Chicago, IL, Board of Education
100,000	0.00%, 12/01/2024(2)	81,281
100,000	5.00%, 12/01/2021	103,887
	Chicago, IL, Board of Education, GO
45,000	0.00%, 12/01/2021(2)	41,324
55,000	0.00%, 12/01/2022(2)	48,583
100,000	5.00%, 12/01/2021	103,887
225,000	Chicago, IL, Midway International Airport Rev 5.00%, 01/01/2023	247,048
280,000	Chicago, IL, O’Hare International Airport 5.00%, 01/01/2023	307,110
	Chicago, IL, Transit Auth
100,000	5.00%, 06/01/2019	100,956
100,000	5.00%, 06/01/2020	103,687
100,000	5.00%, 12/01/2022	107,654
135,000	City of Chicago, IL 5.00%, 01/01/2022	141,272
70,000	City of Chicago, IL, Park Dist GO 3.00%, 01/01/2021	70,684
	City of Chicago, IL, Wastewater Transmission Rev
160,000	0.00%, 01/01/2022(2)	148,291
110,000	0.00%, 01/01/2024(2)	95,828
85,000	City of Chicago, IL, Waterworks Rev 5.00%, 11/01/2020	89,191
	City of Decatur, IL, GO
65,000	3.00%, 03/01/2022	66,362
85,000	4.00%, 01/01/2020	85,762
150,000	5.00%, 03/01/2023	165,481
	Cook County, IL, GO
100,000	5.00%, 11/15/2019	102,356
200,000	5.00%, 11/15/2022	218,680
200,000	Illinois Finance Auth 5.00%, 10/01/2020	210,506
125,000	Illinois Housing Dev Auth 3.05%, 08/01/2022	127,706

Hartford Municipal Short Duration Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Illinois State Finance Auth Rev
$ 50,000	5.00%, 08/15/2020	$51,880
100,000	5.00%, 11/15/2021	108,185
150,000	5.00%, 02/15/2022	163,815
130,000	7.75%, 08/15/2034	134,100
	Illinois State, GO
180,000	4.00%, 06/15/2020	183,521
75,000	5.00%, 04/01/2021	78,157
120,000	5.00%, 02/01/2022	126,256
200,000	5.00%, 11/01/2022	212,662
100,000	5.00%, 10/01/2023	106,613
100,000	Kane McHenry Cook & DeKalb Counties, IL, Unified School Dist, GO 4.00%, 01/01/2020	101,917
50,000	Kendall Kane & Will Counties, IL, Unified School Dist, GO 0.00%, 02/01/2021(2)	47,830
	Metropolitan Pier & Exposition Auth, IL
55,000	0.00%, 06/15/2019(2)	54,463
50,000	0.00%, 12/15/2019(2)	48,814
200,000	0.00%, 06/15/2021(2)	185,800
100,000	5.50%, 12/15/2023	109,268
	Railsplitter, IL, Tobacco Settlement Auth
150,000	5.00%, 06/01/2022	163,039
50,000	5.25%, 06/01/2021	53,366
150,000	Sales Tax Securitization Corp., IL 5.00%, 01/01/2024	165,321
150,000	Village of Bolingbrook, IL, GO 5.00%, 01/01/2023	165,111

		5,252,974

	Kentucky - 2.3%
40,000	Kentucky Bond Dev Corp. 5.00%, 09/01/2023	44,985
	Kentucky Public Energy Auth
200,000	4.00%, 06/01/2020	204,354
200,000	4.00%, 01/01/2049(4)	213,212
200,000	Kentucky State Property & Building Commission 5.00%, 05/01/2020	207,342

		669,893

	Louisiana - 1.1%
110,000	City of New Orleans, LA, Sewerage Service Rev 5.00%, 06/01/2021	117,121
200,000	New Orleans, LA, Aviation Board 5.00%, 01/01/2023	220,148

		337,269

	Maryland - 0.2%
20,000	Maryland Economic Dev Corp. 4.00%, 06/01/2020	20,565
40,000	Maryland Health & Higher Educational Facs. Auth 2.88%, 07/01/2023	39,745

		60,310

	Massachusetts - 2.0%
	Massachusetts Development Finance Agency
100,000	3.50%, 10/01/2022(1)	100,544
150,000	5.00%, 07/01/2024	169,504
	Massachusetts Educational Financing Auth
20,000	5.00%, 07/01/2023	22,260
80,000	5.00%, 07/01/2024	90,706
35,000	Massachusetts Housing Finance Agency 1.50%, 12/01/2047(4)	34,739
150,000	Massachusetts State Dev Finance Agency Rev 5.00%, 07/01/2022	162,995

		580,748

Hartford Municipal Short Duration Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Michigan - 2.8%
$ 70,000	City of Detroit, MI, GO 5.00%, 04/01/2022	$73,732
150,000	Jackson, MI, Public Schools 5.00%, 05/01/2024	171,640
	Michigan Finance Auth
150,000	5.00%, 04/01/2019	150,762
150,000	5.00%, 07/01/2019	151,929
150,000	5.00%, 11/15/2022	165,726
100,000	State of Michigan 5.00%, 03/15/2021	106,687

		820,476

	Minnesota - 0.7%
200,000	Duluth, MN, Independent School Dist, No. 709 5.00%, 02/01/2022	214,520

	Mississippi - 0.8%
200,000	State of Mississippi 5.00%, 10/15/2024	230,172

	Missouri - 2.9%
50,000	City of Saint Louis, MO, Airport Rev 5.00%, 07/01/2023	55,784
100,000	Kirkwood, MO, Industrial Dev Auth 5.00%, 05/15/2022	105,144
500,000	Missouri Dev Finance Board 5.00%, 10/01/2021	541,065
150,000	St Louis County, MO, Industrial Dev Auth 5.00%, 09/01/2023	156,912

		858,905

	Nebraska - 2.4%
300,000	Central Plains, NE, Energy Project 5.00%, 09/01/2022	324,957
120,000	Central Plains, NE, Energy Project Gas Rev 5.25%, 12/01/2021	128,942
150,000	Nebraska Investment Finance Auth Rev 4.00%, 09/01/2048	159,333
100,000	Washington County, NE 2.38%, 09/01/2030(4)	100,624

		713,856

	Nevada - 1.2%
150,000	City of Reno, NV 5.00%, 06/01/2024	168,743
100,000	Clark County, NV, School Dist 5.00%, 06/15/2025	116,089
75,000	Clark County, NV, Special Improvement Dist 2.25%, 12/01/2019	74,792

		359,624

	New Jersey - 3.3%
50,000	City of Atlantic, NJ, GO 5.00%, 03/01/2020	51,462
200,000	City of Bayonne, NJ 0.00%, 07/01/2023(2)	180,742
	New Jersey Economic Dev Auth
100,000	5.00%, 06/15/2022	107,746
75,000	5.00%, 06/15/2023	82,086
280,000	New Jersey Educational Facs Auth Rev 5.00%, 09/01/2019	284,822
60,000	New Jersey Transportation Trust Fund Auth 5.00%, 12/15/2023	66,191
125,000	Tobacco Settlement Financing Corp., NJ 5.00%, 06/01/2023	138,055
70,000	5.00%, 06/01/2025	79,650

		990,754

Hartford Municipal Short Duration Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	New Mexico - 0.8%
	New Mexico Mortgage Finance Auth
$ 85,000	3.75%, 03/01/2048	$89,064
150,000	4.00%, 01/01/2049	159,099

		248,163

	New York - 3.2%
155,000	Metropolitan Transportation Auth, NY 5.00%, 11/15/2024	177,797
505,000	New York City, NY, Transitional Finance Auth Future Tax Secured Rev 5.00%, 11/01/2021	549,728
25,000	Oyster Bay, NY, Public Improvement, GO 5.00%, 02/15/2019	25,021
100,000	Town of Oyster Bay, NY, GO 4.00%, 02/15/2020	101,700
100,000	TSASC, Inc, NY 5.00%, 06/01/2020	103,554

		957,800

	North Dakota - 1.0%
	North Dakota Housing Finance Agency
110,000	3.50%, 07/01/2046	113,791
165,000	4.00%, 01/01/2048	173,946

		287,737

	Ohio - 2.3%
250,000	American Municipal Power, Inc., OH 2.30%, 02/15/2038	250,242
	City of Cleveland, OH, Airport System Rev
60,000	5.00%, 01/01/2022	65,184
60,000	5.00%, 01/01/2023	66,710
150,000	5.00%, 01/01/2024	168,027
110,000	State of Ohio 5.00%, 06/15/2021	118,427

		668,590

	Oregon - 1.1%
60,000	Salem, OR, Hospital Fac Auth 5.00%, 05/15/2025	66,422
	State of Oregon Housing & Community Services Department
140,000	3.50%, 07/01/2048	145,120
115,000	4.50%, 01/01/2049	124,256

		335,798

	Pennsylvania - 6.4%
165,000	Allegheny County, PA, Hospital Dev Auth 5.38%, 08/15/2029	168,029
150,000	Commonwealth Financing Auth, PA 5.00%, 06/01/2022	163,442
100,000	Lancaster County, PA, Hospital Auth 5.00%, 07/01/2020	102,651
	Lehigh County, PA, Industrial Dev Auth
65,000	1.80%, 02/15/2027(4)	63,364
55,000	1.80%, 09/01/2029(4)	53,599
150,000	Montgomery County, PA, Industrial Dev Auth Rev 4.00%, 12/01/2020	153,069
185,000	Pennsylvania Higher Educational Facs. Auth 5.00%, 05/01/2024	210,408
250,000	Pennsylvania Turnpike Commission Rev MUNIPSA + 0.980%, 2.41%, 12/01/2021(3)	252,563
150,000	Philadelphia, PA, Industrial Dev Auth 5.00%, 12/01/2022	165,555
	Philadelphia, PA, Hospitals & Higher Education Facs Auth
115,000	5.00%, 07/01/2019	116,137
20,000	5.00%, 07/01/2020	20,653
	Philadelphia, PA, School Dist GO
85,000	4.00%, 09/01/2022	86,969
65,000	5.00%, 09/01/2020	67,904

Hartford Municipal Short Duration Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 150,000	Reading, PA, School Dist GO 5.00%, 03/01/2023	$166,221
105,000	Redev. Auth of the City of Philadelphia, PA 5.00%, 04/15/2021	110,990

		1,901,554

	Puerto Rico - 0.3%
40,000	Commonwealth of Puerto Rico, GO 5.50%, 07/01/2019	40,345
	Puerto Rico Electric Power Auth
25,000	5.00%, 07/01/2019	25,166
35,000	5.25%, 07/01/2019	35,267

		100,778

	Rhode Island - 4.6%
	Rhode Island Health & Educational Building Corp.
950,000	4.00%, 05/15/2020	976,562
150,000	5.00%, 05/15/2022	162,920
45,000	Rhode Island Housing & Mortgage Finance Corp. 4.00%, 10/01/2032	46,083
	Rhode Island Tobacco Settlement Financing Corp.
100,000	5.00%, 06/01/2020	103,594
60,000	5.00%, 06/01/2021	63,519

		1,352,678

	South Carolina - 0.6%
150,000	South Carolina Jobs-Economic Dev Auth 5.00%, 05/01/2024	169,808

	South Dakota - 0.9%
250,000	South Dakota State Educational Enhancement Funding Corp. 5.00%, 06/01/2023	271,715

	Tennessee - 2.3%
150,000	Shelby County, TN, Health Educational & Housing Facs Board 4.00%, 09/01/2022(1)	146,915
	Tennessee Housing Development Agency
130,000	3.50%, 07/01/2045	134,352
205,000	3.50%, 01/01/2047	211,544
185,000	3.50%, 01/01/2048	191,708

		684,519

	Texas - 13.2%
100,000	Arlington, TX, Higher Education Finance Corp. Rev 4.00%, 12/01/2022	107,289
70,000	Big Sandy, TX, Independent School Dist Upshur County, GO 5.00%, 02/15/2024	79,339
160,000	Carroll, TX, Independent School Dist 5.00%, 02/15/2022	175,034
100,000	Central Texas Turnpike System 5.00%, 08/15/2024	112,682
300,000	City of Houston, TX 0.00%, 09/01/2025(2)	253,797
105,000	City of San Antonio, TX, Airport System 5.00%, 07/01/2022	114,709
350,000	Clear Creek, TX, Independent School Dist, GO 1.45%, 02/15/2035(4)	348,320
200,000	Clifton Higher Education Finance Corp.,TX 5.00%, 08/15/2024	230,812
200,000	Corpus Christi, TX, Independent School Dist, GO 2.00%, 08/15/2047(4)	200,272
250,000	Dallas/Fort Worth International Airport, TX 5.25%, 11/01/2038	262,335
50,000	Harris County, TX, Metropolitan Transportation Auth 5.00%, 11/01/2022	55,917
310,000	Harris County-Houston, TX, Sports Auth 5.00%, 11/15/2020	326,681
100,000	Kerrville, TX, Health Facs Development Corp. 5.00%, 08/15/2020	103,960

Hartford Municipal Short Duration Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 250,000	Leander, TX, Independent School Dist 0.00%, 08/15/2020(2)		$242,977
100,000	Lower Colorado River, TX, Auth Rev 5.00%, 05/15/2020		104,017
150,000	New Hope, TX, Cultural Education Facs Finance Corp. 1.70%, 11/01/2019		148,232
100,000	North East Texas Regional Mobility Auth 5.00%, 01/01/2021		104,096
150,000	North Texas Tollway Auth 5.00%, 01/01/2024		167,013
110,000	Plano, TX, Independent School Dist, GO 5.00%, 02/15/2022		120,610
	University of Texas System
100,000	5.00%, 08/15/2020		105,042
500,000	5.00%, 08/15/2021		540,825

			3,903,959

	Utah - 0.5%
130,000	Salt Lake County, UT 5.13%, 02/15/2033		150,723

	Virginia - 0.3%
90,000	Wise County, VA, Industrial Dev Auth Rev 1.88%, 11/01/2040(4)		89,596

	Washington - 0.8%
55,000	State of Washington, GO 5.00%, 08/01/2019		55,917
85,000	Tobacco Settlement Auth, WA 5.00%, 06/01/2024		93,474
80,000	Washington State Health Care Facs Auth Rev 5.00%, 10/01/2039		82,248

			231,639

	Wisconsin - 0.9%
	Public Finance Auth, WI
150,000	4.00%, 07/01/2025		163,337
100,000	5.00%, 05/15/2020(1)		102,591

			265,928

	Total Municipal Bonds (cost $28,125,659)		$28,192,365

	Total Long-Term Investments (cost $28,125,659)		$28,192,365

Short-Term Investments - 3.4%
	Other Investment Pools & Funds - 3.4%
988,288	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(5)		988,288

	Total Short-Term Investments (cost $988,288)		$988,288

	Total Investments (cost $29,113,947)	98.6%	$29,180,653
	Other Assets and Liabilities	1.4%	427,711

	Total Net Assets	100.0%	$29,608,364

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $540,459, representing 1.8% of net assets.

Hartford Municipal Short Duration Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

(2)	Security is a zero-coupon bond.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2019.
(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
LIBOR	London Interbank Offered Rate
MUNIPSA	Municipal Swap Index Yield

Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Rev	Revenue
VA	Veterans Administration

Hartford Municipal Short Duration Fund

Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$28,192,365	$—	$28,192,365	$—
Short-Term Investments	988,288	988,288	—	—

Total	$29,180,653	$988,288	$28,192,365	$—

(1) For the period ended January 31, 2019, there were no transfers in and out of Level 3.

The Hartford Quality Bond Fund

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 32.2%
	Canada - 0.8%
$ 915,000	Master Credit Card Trust 3.74%, 07/21/2024(1)	$921,567

	Cayman Islands - 2.8%
1,305,000	ALM XVIII Ltd. 3 mo. USD LIBOR + 1.650%, 4.44%, 01/15/2028(1)(2)	1,294,093
	BlueMountain CLO Ltd.
675,000	3 mo. USD LIBOR + 1.600%, 4.36%, 10/22/2030(1)(2)	664,383
605,000	3 mo. USD LIBOR + 2.500%, 5.30%, 04/13/2027(1)(2)	603,770
250,000	Carlyle Global Market Strategies CLO Ltd. 3 mo. USD LIBOR + 0.970%, 3.74%, 04/17/2031(1)(2)	246,290
350,000	LCM L.P. 3 mo. USD LIBOR + 1.400%, 4.16%, 04/20/2028(1)(2)	341,469
	LSTAR Securities Investment Ltd.
213,780	1 mo. USD LIBOR + 1.550%, 4.07%, 02/01/2023(1)(2)	209,261
150,905	1 mo. USD LIBOR + 1.750%, 4.27%, 10/01/2022(1)(2)	150,358

		3,509,624

	United States - 28.6%
1,100,000	245 Park Avenue Trust 3.66%, 06/05/2037(1)(3)	1,076,511
42,507	Angel Oak Mortgage Trust LLC 2.81%, 01/25/2047(1)(3)	42,269
3,604,517	Benchmark 2018-B8 Mortgage Trust 0.67%, 01/15/2052(3)(4)	185,069
8,245,236	Benchmark Mortgage Trust 0.54%, 07/15/2051(3)(4)	304,360
961,000	Capital Auto Receivables Asset Trust 3.62%, 05/20/2021	963,883
465,000	Citigroup Commercial Mortgage Trust 2.90%, 07/10/2049	450,210
265,000	3.15%, 11/15/2049	259,954
	COLT Mortgage Loan Trust
74,166	2.75%, 09/25/2046(1)(3)	73,842
79,078	3.08%, 02/25/2048(1)(3)	78,298
203,121	3.75%, 12/26/2046(1)(3)	201,979
342,656	3.87%, 10/26/2048(1)(3)	342,809
	Commercial Mortgage Trust
618,000	3.63%, 10/10/2048	627,331
925,000	3.70%, 08/10/2048	943,497
74,998	Connecticut Avenue Securities 1 mo. USD LIBOR + 1.450%, 3.96%, 01/25/2029(2)	75,278
	CSAIL Commercial Mortgage Trust
1,180,950	3.72%, 08/15/2048	1,201,992
925,000	3.81%, 11/15/2048	946,058
750,000	CSMC Trust 2.76%, 04/05/2033(1)	742,547
	Fannie Mae Connecticut Avenue Securities
317,750	1 mo. USD LIBOR + 0.750%, 3.26%, 02/25/2030(2)	317,666
296,747	1 mo. USD LIBOR + 0.850%, 3.36%, 11/25/2029(2)	296,981
398,140	1 mo. USD LIBOR + 1.150%, 3.66%, 09/25/2029(2)	399,357
270,000	1 mo. USD LIBOR + 2.000%, 4.51%, 03/25/2031(2)	267,085
965,000	1 mo. USD LIBOR + 2.550%, 5.06%, 12/25/2030(2)	973,202
865,000	1 mo. USD LIBOR + 4.250%, 6.76%, 01/25/2029(2)	962,085
850,000	1 mo. USD LIBOR + 4.450%, 6.96%, 01/25/2029(2)	931,583
1,120,416	1 mo. USD LIBOR + 5.000%, 7.51%, 07/25/2025(2)	1,248,526
1,330,000	Ford Credit Auto Owner Trust 3.61%, 01/15/2030(1)	1,330,050
	FREMF Mortgage Trust
320,000	3.65%, 11/25/2050(1)(3)	319,230
320,000	3.70%, 04/25/2048(1)(3)	313,008
440,000	3.73%, 10/25/2049(1)(3)	424,565
350,000	3.80%, 02/25/2050(1)(3)	345,702
230,000	3.84%, 10/25/2049(1)(3)	222,852

The Hartford Quality Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 1,240,000	3.94%, 08/25/2023(1)(3)	$1,268,492
600,000	3.95%, 08/25/2047(1)(3)	610,686
1,610,000	3.98%, 04/25/2051(1)(3)	1,572,927
165,000	4.22%, 06/25/2047(1)(3)	171,106
184,000	4.34%, 12/25/2044(1)(3)	190,147
500,000	GS Mortgage Securities Corp. 1 mo. USD LIBOR + 1.300%, 3.81%, 07/15/2032(1)(2)	494,981
245,059	GSR Mortgage Loan Trust 4.41%, 01/25/2036(3)	244,416
370,000	Hertz Vehicle Financing II L.P. 3.29%, 02/25/2024(1)	363,008
59,215	IndyMac Index Mortgage Loan Trust 3.86%, 06/25/2036(3)	54,716
990,000	JPMDB Commercial Mortgage Securities Trust 2016-C2 3.14%, 06/15/2049	974,654
355,000	Morgan Stanley Capital I Trust 2016-UBS9 3.59%, 03/15/2049	358,837
76,392	MortgageIT Trust 1 mo. USD LIBOR + 0.640%, 3.15%, 02/25/2035(2)	75,963
1,187,000	Natixis Commercial Mortgage Securities Trust 4.40%, 06/17/2028(1)	1,238,196
	New Residential Mortgage Loan Trust
63,022	3.75%, 05/25/2054(1)(3)	63,123
199,852	3.75%, 11/25/2056(1)(3)	199,565
817,931	4.00%, 02/25/2057(1)(3)	822,953
	NRZ Advance Receivables Trust
480,000	2.58%, 10/15/2049(1)	477,396
1,210,000	3.11%, 12/15/2050(1)	1,206,399
	NRZ Excess Spread-Collateralized Notes
519,905	3.19%, 01/25/2023(1)	517,059
224,229	3.27%, 02/25/2023(1)	224,069
119,206	Residential Accredit Loans, Inc. 4.75%, 09/25/2035(3)	103,061
1,246,242	Seasoned Credit Risk Transfer Trust 3.50%, 03/25/2058	1,239,806
72,211	SoFi Consumer Loan Program LLC 3.05%, 12/26/2025(1)	71,976
280,000	Sofi Consumer Loan Program Trust 3.79%, 04/26/2027(1)	280,838
178,470	Springleaf Funding Trust 3.16%, 11/15/2024(1)	178,422
450,244	Thornburg Mortgage Securities Trust 4.04%, 04/25/2045(3)	453,108
	Towd Point Mortgage Trust
341,187	2.25%, 04/25/2056(1)(3)	333,684
58,366	2.75%, 04/25/2055(1)(3)	57,635
250,730	2.75%, 08/25/2055(1)(3)	246,305
560,900	2.75%, 10/25/2056(1)(3)	548,925
170,383	2.75%, 04/25/2057(1)(3)	166,877
66,262	3.00%, 03/25/2054(1)(3)	65,546
642,000	3.75%, 04/25/2055(1)(3)	639,966
437,923	3.75%, 05/25/2058(1)(3)	439,733
375,000	Verus Securitization Trust 3.70%, 07/25/2047(1)(3)	364,938
1,050,000	VNDO Mortgage Trust 3.34%, 11/15/2030(1)(3)	1,038,506
685,000	Wells Fargo Commercial Mortgage Trust 2016-NXS5 3.64%, 01/15/2059	691,608
625,000	Wells Fargo Mortgage Backed Securities Trust 4.00%, 11/25/2048(1)(3)	629,131

		35,546,537

	Total Asset & Commercial Mortgage Backed Securities (cost $40,110,808)	$39,977,728

The Hartford Quality Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

U.S. Government Agencies - 77.0%
	Mortgage-Backed Agencies - 75.9%
	FHLMC - 23.5%
$ 11,556	0.00%, 11/15/2036(5)	$10,234
7,258,119	0.29%, 01/25/2027(3)(4)	149,408
4,383,431	0.61%, 03/25/2027(3)(4)	185,190
1,240,000	1.64%, 04/25/2044(3)(4)	123,067
695,000	1.66%, 07/25/2041(3)(4)	44,344
2,250,000	1.75%, 11/25/2040(3)(4)	136,936
233,184	2.50%, 12/15/2026(4)	11,715
1,142,469	2.50%, 03/15/2028(4)	84,719
164,554	2.50%, 05/15/2028(4)	12,482
1,038,103	2.75%, 12/15/2041	969,768
228,445	3.00%, 05/15/2032(4)	15,483
407,808	3.00%, 03/01/2033	408,466
165,256	3.00%, 03/15/2033(4)	19,634
1,133,976	3.00%, 04/01/2033	1,135,813
981,382	3.00%, 01/01/2037	975,977
302,000	3.00%, 04/15/2042	285,207
1,588,132	3.00%, 11/01/2046	1,563,628
2,344,093	3.00%, 12/01/2046	2,305,248
995,000	3.12%, 10/25/2031(3)	950,773
625,000	3.43%, 01/25/2027(3)	638,115
257,765	3.50%, 06/15/2026(4)	15,341
80,210	3.50%, 09/15/2026(4)	6,908
140,018	3.50%, 03/15/2027(4)	11,602
751,133	3.50%, 03/15/2041(4)	88,041
313,723	3.50%, 06/01/2048	315,523
5,825,000	3.50%, 02/01/2049(6)	5,857,197
237,980	1 mo. USD LIBOR + 1.200%, 3.71%, 08/25/2029(2)	238,618
223,856	4.00%, 08/15/2026(4)	19,096
317,679	4.00%, 07/15/2027(4)	28,035
631,769	4.00%, 03/15/2028(4)	55,758
141,113	4.00%, 06/15/2028(4)	12,706
401,257	4.00%, 07/15/2030(4)	41,964
307,823	4.00%, 06/15/2041	319,771
250,000	4.00%, 11/15/2041	265,188
571,000	4.00%, 08/15/2043	596,896
289,439	4.00%, 07/01/2044	297,541
97,038	4.00%, 09/01/2048	99,479
2,155,000	4.00%, 02/01/2049(6)	2,207,149
2,000,000	4.00%, 03/13/2049	2,046,328
99,459	4.50%, 02/01/2039	103,630
1,044,658	4.50%, 07/01/2042	1,098,617
155,487	4.50%, 09/01/2044	162,080
999,000	1 mo. USD LIBOR + 2.300%, 4.81%, 09/25/2030(2)	991,418
96,988	5.00%, 10/01/2028	102,019
388,056	5.00%, 09/01/2029	408,196
338,761	5.00%, 01/01/2030	356,435
402,300	5.00%, 09/01/2031	422,927
333,980	5.00%, 11/01/2031	351,138
54,711	5.00%, 09/01/2033	58,717
216,290	5.00%, 09/15/2033(4)	40,453
396,709	5.00%, 05/01/2039	423,580
624,128	5.00%, 08/01/2039	663,627
229,519	5.00%, 07/01/2041	243,921
50,000	5.00%, 02/01/2049(6)	52,587
700,588	1 mo. USD LIBOR + 2.800%, 5.31%, 05/25/2028(2)	715,141
48,131	5.50%, 08/15/2033	52,425
321,674	5.50%, 04/01/2038	345,636

		29,141,895

	FNMA - 33.5%
99,066	0.00%, 06/25/2036(5)	84,655
100,000	0.00%, 09/25/2041(5)	64,636
577,787	1.46%, 08/25/2044(3)(4)	29,343

The Hartford Quality Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 435,524	1.60%, 04/25/2055(3)(4)	$21,710
459,422	1.64%, 06/25/2055(3)(4)	23,726
364,840	2.00%, 09/25/2039	343,899
335,000	2.00%, 02/25/2043	274,721
40,394	2.50%, 06/25/2028(4)	2,956
420,000	2.50%, 03/25/2043	357,716
1,140,000	2.87%, 02/01/2032	1,062,655
900,000	2.98%, 12/01/2029	869,442
392,000	3.00%, 02/25/2027(4)	27,564
135,348	3.00%, 09/25/2027(4)	11,331
400,338	3.00%, 12/25/2027(4)	36,894
800,000	3.00%, 02/01/2034(6)	801,094
978,979	3.00%, 03/01/2037	975,843
270,134	3.00%, 10/01/2037	268,641
1,248,358	3.00%, 06/25/2048	1,233,027
986,519	3.00%, 10/25/2048	972,949
600,000	3.00%, 09/25/2057	565,780
1,300,000	3.07%, 11/01/2029	1,265,266
620,000	3.09%, 02/25/2030(3)	605,300
1,100,000	3.13%, 01/01/2030	1,077,509
1,800,000	3.14%, 01/01/2030	1,762,227
850,000	3.19%, 09/01/2029	838,656
1,700,000	3.28%, 12/01/2032	1,660,885
1,317,465	3.38%, 12/01/2029	1,321,952
1,085,000	3.46%, 09/01/2037	1,058,885
1,438,206	3.50%, 11/01/2026	1,465,284
172,194	3.50%, 05/25/2027(4)	16,413
249,868	3.50%, 10/25/2027(4)	23,006
65,650	3.50%, 05/25/2030(4)	7,556
78,055	3.50%, 08/25/2030(4)	7,600
192,550	3.50%, 02/25/2031(4)	16,123
158,212	3.50%, 09/25/2035(4)	22,981
224,553	3.50%, 09/01/2043	226,994
371,890	3.50%, 10/01/2044	376,362
389,952	3.50%, 02/01/2045	394,100
367,096	3.50%, 02/01/2046	370,244
809,633	3.50%, 09/01/2046	815,874
356,440	3.50%, 10/01/2046	359,166
144,424	3.50%, 10/25/2046(4)	36,416
254,055	3.50%, 11/01/2046	256,639
259,542	3.50%, 09/01/2047	261,268
189,797	3.50%, 12/01/2047	191,098
277,816	3.50%, 02/01/2048	280,017
328,572	3.50%, 02/25/2048	333,517
500,000	3.50%, 05/25/2048	503,469
2,921,000	3.50%, 02/01/2049(6)	2,935,434
1,978,930	3.50%, 09/01/2057	1,985,595
1,250,985	3.50%, 12/25/2058	1,259,411
200,000	3.55%, 02/01/2030	202,427
1,207,786	3.57%, 10/01/2029(7)	1,239,824
1,435,000	3.65%, 01/01/2029	1,476,349
1,000,000	3.73%, 04/01/2033	1,024,016
200,000	3.80%, 07/01/2030	207,799
14,262	3.89%, 05/01/2030	14,914
326,267	3.96%, 05/01/2034	342,518
357,491	4.00%, 05/25/2027(4)	31,461
700,000	4.00%, 02/01/2034(6)	720,043
511,448	4.00%, 12/01/2040	527,985
139,791	4.00%, 03/01/2041	144,312
39,893	4.00%, 03/25/2042(4)	5,822
417,670	4.00%, 11/25/2043	433,146
170,071	4.00%, 06/01/2044	174,729
22,494	4.00%, 08/01/2044	23,110
200,512	4.00%, 10/01/2044	206,003
375,418	4.00%, 11/01/2044	385,700
359,683	4.00%, 05/01/2045	369,531

The Hartford Quality Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 227,531	4.00%, 07/01/2045	$235,446
786,101	4.00%, 05/01/2046	809,148
199,146	4.00%, 06/01/2046	204,550
236,173	4.00%, 04/01/2047	243,733
874,520	4.00%, 09/01/2048	895,648
375,000	4.00%, 02/01/2049(6)	383,848
100,000	4.00%, 03/01/2049(6)	102,258
481,748	4.06%, 03/01/2030	511,998
63,996	4.50%, 07/25/2027(4)	6,190
102,755	4.50%, 08/01/2041	108,339
30,501	4.50%, 09/01/2041	32,032
33,263	5.47%, 05/25/2042(3)(4)	3,562
413,791	5.50%, 07/25/2045(4)	86,079
325,000	5.50%, 02/01/2049(6)	345,059
563,362	6.00%, 01/25/2042(4)	100,573
495,051	6.00%, 01/25/2047(4)	115,668
355,184	6.00%, 09/25/2047(4)	83,999

		41,561,648

	GNMA - 18.9%
$ 88,410	1.75%, 09/20/2043	$85,176
548,176	2.14%, 04/20/2040	460,663
171,481	3.00%, 09/20/2028(4)	14,213
279,250	3.00%, 09/16/2042	259,110
272,017	3.00%, 09/20/2042	254,425
114,349	3.00%, 02/16/2043(4)	17,801
982,330	3.00%, 04/20/2045	979,021
62,686	3.00%, 08/15/2045	62,233
146,676	3.00%, 11/20/2045	146,002
169,000	3.00%, 02/20/2046	161,653
6,020,000	3.00%, 02/01/2049(6)	5,975,791
83,552	3.50%, 02/16/2027(4)	7,230
197,832	3.50%, 03/20/2027(4)	18,675
199,162	3.50%, 07/20/2040(4)	20,447
387,639	3.50%, 12/20/2040	393,757
263,490	3.50%, 02/20/2041(4)	29,091
450,157	3.50%, 04/20/2042(4)	51,246
675,889	3.50%, 10/20/2042(4)	120,936
363,064	3.50%, 07/20/2043(4)	53,174
45,000	3.50%, 02/01/2049(6)	45,570
1,228,249	4.00%, 04/16/2026(4)	114,094
56,752	4.00%, 12/16/2026(4)	5,059
739,206	4.00%, 05/20/2029(4)	71,879
158,351	4.00%, 02/15/2041	164,441
34,534	4.00%, 05/16/2042(4)	5,362
132,777	4.00%, 03/20/2043(4)	27,847
52,462	4.00%, 01/20/2044(4)	11,725
462,129	4.00%, 03/20/2047(4)	80,561
688,199	4.00%, 07/20/2047(4)	119,520
3,320,000	4.00%, 02/01/2049(6)	3,415,839
1,500,000	4.00%, 03/01/2049(6)	1,541,660
338,336	4.50%, 06/20/2039	351,033
466,241	4.50%, 09/16/2040	506,809
53,114	4.50%, 09/20/2041	55,907
29,618	4.50%, 05/20/2044	31,161
64,171	4.50%, 06/20/2044	67,658
52,531	4.50%, 10/20/2044	55,263
191,616	4.50%, 04/20/2045(4)	45,904
31,684	4.50%, 01/20/2046	33,334
551,663	4.50%, 01/20/2047(4)	115,806
2,096,658	4.50%, 08/20/2048	2,178,216
1,977,183	4.50%, 09/20/2048	2,054,166
105,000	4.50%, 02/01/2049(6)	109,020
145,472	5.00%, 05/20/2034	154,995
46,509	5.00%, 07/15/2039	49,930
537,748	5.00%, 02/16/2040(4)	126,212

The Hartford Quality Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 358,359	5.00%, 05/20/2040(4)	$80,289
734,022	5.00%, 04/20/2041	848,466
33,092	5.00%, 06/15/2041	35,526
158,336	5.00%, 10/16/2041(4)	25,390
31,635	5.00%, 03/15/2044	33,955
607,103	5.00%, 11/16/2046(4)	121,352
135,128	5.00%, 01/16/2047(4)	29,810
523,487	5.00%, 09/16/2047(4)	117,405
561,387	5.00%, 06/20/2048(4)	115,315
400,000	5.00%, 02/01/2049(6)	417,706
395,358	5.50%, 05/20/2038	439,235
319,755	5.50%, 03/20/2039(4)	71,274
399,142	5.50%, 02/16/2047(4)	89,367
493,655	5.50%, 05/20/2047(4)	115,456
21,940	6.00%, 01/15/2039	24,219
150,087	6.00%, 09/15/2040	165,892
343,821	6.00%, 02/20/2046(4)	78,770

		23,459,042

		94,162,585

	Other Direct Federal Obligations - 1.1%
	SLM Student Loan Trust
$ 290,289	1 mo. USD LIBOR + 0.750%, 3.26%, 05/26/2026(2)	$290,289
709,942	3 mo. USD LIBOR + 1.200%, 3.99%, 12/15/2033(1)(2)	713,680

409,517	3 mo. USD LIBOR + 1.500%, 4.27%, 04/25/2023(2)	412,779

		1,416,748

		1,416,748

	Total U.S. Government Agencies (cost $95,880,377)	$95,579,333

U.S. Government Securities - 5.0%
	Other Direct Federal Obligations - 0.6%
700,000	Tennessee Valley Authority - 0.6% 4.25%, 09/15/2065	794,020

	U.S. Treasury Securities - 4.4%
	U.S. Treasury Notes - 4.4%
4,121,155	0.75%, 07/15/2028(8)(9)	4,121,208
1,316,718	0.88%, 01/15/2029(8)	1,327,125

		5,448,333

	Total U.S. Government Securities (cost $6,173,695)	$6,242,353

	Total Long-Term Investments (cost $142,164,880)	$141,799,414

Short-Term Investments - 2.5%
	Other Investment Pools & Funds - 2.5%
3,053,558	Fidelity Institutional Government Fund, Institutional Class, 2.31%(10)	3,053,558

	Total Short-Term Investments (cost $3,053,557)	$3,053,558

The Hartford Quality Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Total Investments Excluding Purchased Options (cost $145,218,437)	116.7%	$144,852,972
Total Purchased Options (cost $1,482,203)	1.1%	$1,347,725

Total Investments (cost $146,700,640)	117.8%	$146,200,697
Other Assets and Liabilities	(17.8)%	(22,088,224)

Total Net Assets	100.0%	$124,112,473

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $25,141,122, representing 20.3% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2019.
(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Securities disclosed are interest-only strips.
(5)	Security is a zero-coupon bond.
(6)	Represents or includes a TBA transaction.
(7)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(8)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(9)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(10)	Current yield as of period end.

OTC Swaption Contracts Outstanding at January 31, 2019
Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57*	JPM	2.45%	Pay	08/02/27	USD	1,575,000	1,575,000	$163,485	$161,753	$1,732
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57*	MSC	2.45%	Pay	08/02/27	USD	1,600,000	1,600,000	166,080	257,308	(91,228)
3 Months USD-LIBOR-BBA Interest Rate Swap Expiring 08/04/57*	BOA	2.45%	Receive	08/02/27	USD	1,450,000	1,450,000	150,510	124,700	25,810

Total Calls							4,625,000	$480,075	$543,761	$(63,686)

Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57*	JPM	2.45%	Receive	08/02/27	USD	1,575,000	1,575,000	$295,470	$311,220	$(15,750)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57*	MSC	2.45%	Receive	08/02/27	USD	1,600,000	1,600,000	300,160	295,172	4,988
3 Months USD-LIBOR-BBA Interest Rate Swap Expiring 08/04/57*	BOA	2.45%	Pay	08/02/27	USD	1,450,000	1,450,000	272,020	332,050	(60,030)

Total Puts							4,625,000	$867,650	$938,442	$(70,792)

Total purchased swaption contracts							9,250,000	$1,347,725	$1,482,203	$(134,478)

* Swaptions with forward premiums.

The Hartford Quality Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Futures Contracts Outstanding at January 31, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	27	03/29/2019	$5,732,859	$8,337
U.S. Treasury 10-Year Note Future	167	03/20/2019	20,452,281	285,425
U.S. Treasury Long Bond Future	41	03/20/2019	6,014,188	307,724
U.S. Treasury Ultra Bond Future	56	03/20/2019	9,023,000	441,390

Total				$1,042,876

Short position contracts:
U.S. Treasury 5-Year Note Future	8	03/29/2019	$918,875	$(4,046)
U.S. Treasury 10-Year Ultra Future	48	03/20/2019	6,273,000	(224,338)

Total				$(228,384)

Total futures contracts				$814,492

TBA Sale Commitments Outstanding at January 31, 2019
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FHLMC, 3.00%	$300,000	02/01/2034	$ (300,469)	$(1,500)
FHLMC, 3.00%	5,309,000	02/01/2049	(5,217,993)	(48,179)
FHLMC, 4.50%	125,000	02/01/2049	(129,993)	(657)
FNMA, 2.50%	1,917,000	02/01/2034	(1,886,578)	(13,007)
FNMA, 3.00%	6,446,000	02/01/2049	(6,332,440)	(59,662)
FNMA, 3.50%	3,990,000	02/01/2034	(4,064,500)	(25,249)
FNMA, 4.50%	4,800,000	02/01/2049	(4,988,813)	(22,312)

Total (proceeds receivable $22,750,220)			$ (22,920,786)	$(170,566)

At January 31, 2019, the aggregate market value of TBA Sale Commitments represents (18.5)% of total net assets.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2019

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3 Mo. USD LIBOR	3.00% Fixed	USD	13,264,000	04/30/25	Semi-Annual	$ 16,346	$ —	$ (354,757)	$ (371,103)
3 Mo. USD LIBOR	2.27% Fixed	USD	5,925,000	07/14/27	Semi-Annual	—	—	157,736	157,736
3 Mo. USD LIBOR	2.91% Fixed	USD	1,725,000	07/14/27	Semi-Annual	3,821	—	(38,410)	(42,231)
3 Mo. USD LIBOR	2.83% Fixed	USD	7,222,000	12/21/28	Semi-Annual	—	—	(108,643)	(108,643)
3 Mo. USD LIBOR	2.81% Fixed	USD	1,145,000	05/15/44	Semi-Annual	1,220	—	(647)	(1,867)
3 Mo. USD LIBOR	2.88% Fixed	USD	350,000	12/31/48	Semi-Annual	—	—	(6,151)	(6,151)
3 Mo. USD LIBOR	2.87% Fixed	USD	175,000	01/28/49	Semi-Annual	—	—	(2,712)	(2,712)

Total						$ 21,387	$ —	$ (353,584)	$ (374,971)

Foreign Currency Contracts Outstanding at January 31, 2019

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold	Counterparty	Settlement Date	Appreciation	Depreciation
5,961,759	USD	640,000,000 JPY	SSG	02/06/19	$83,048	$—

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BOA	Banc of America Securities LLC

The Hartford Quality Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC

Currency Abbreviations:
JPY	Japanese Yen
USD	United States Dollar

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
TBA	To Be Announced

The Hartford Quality Bond Fund

Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$39,977,728	$—	$39,977,728	$—
U.S. Government Agencies	95,579,333	—	95,579,333	—
U.S. Government Securities	6,242,353	—	6,242,353	—
Short-Term Investments	3,053,558	3,053,558	—	—
Purchased Options	1,347,725	—	1,347,725	—
Foreign Currency Contracts(2)	83,048	—	83,048	—
Futures Contracts(2)	1,042,876	1,042,876	—	—
Swaps - Interest Rate(2)	157,736	—	157,736	—

Total	$147,484,357	$4,096,434	$143,387,923	$—

Liabilities
Futures Contracts(2)	$(228,384)	$(228,384)	$—	$—
Swaps - Interest Rate(2)	(532,707)	—	(532,707)	—
TBA Sale Commitments	(22,920,786)	—	(22,920,786)	—

Total	$(23,681,877)	$(228,384)	$(23,453,493)	$—

(1)	For the period ended January 31, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The Hartford Short Duration Fund

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 16.6%
	Asset-Backed - Automobile - 0.9%
	Credit Acceptance Auto Loan Trust
$ 920,000	2.65%, 06/15/2026(1)	$912,445
1,270,000	3.55%, 08/15/2027(1)	1,280,599
1,055,000	GM Financial Automobile Leasing Trust 1.97%, 05/20/2020	1,051,808
3,750,000	OneMain Direct Auto Receivables Trust 3.43%, 12/16/2024(1)	3,760,847
3,000,000	Santander Drive Auto Receivables Trust 2.46%, 03/15/2022	2,985,142
590,000	Westlake Automobile Receivables Trust 3.20%, 01/16/2024(1)	589,368

		10,580,209

	Asset-Backed - Finance & Insurance - 6.7%
2,744,168	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(1)(2)	2,712,283
2,250,000	Apidos CLO 3 mo. USD LIBOR + 1.080%, 3.87%, 04/15/2031(1)(3)	2,228,580
	Bayview Opportunity Master Fund Trust
503,614	3.35%, 11/28/2032(1)(4)	502,057
516,896	3.50%, 01/28/2055(1)(2)	512,625
900,723	3.50%, 06/28/2057(1)(2)	893,169
1,131,765	3.50%, 01/28/2058(1)(2)	1,121,112
358,465	4.00%, 11/28/2053(1)(2)	359,860
1,123,982	4.00%, 10/28/2064(1)(2)	1,127,549
1,900,000	Bellemeade Re Ltd. 1 mo. USD LIBOR + 1.200%, 3.71%, 10/25/2027(1)(3)	1,896,406
	Carlyle Global Market Strategies CLO Ltd.
250,000	3 mo. USD LIBOR + 0.890%, 3.67%, 01/18/2029(1)(3)	247,339
1,500,000	3 mo. USD LIBOR + 0.970%, 3.74%, 04/17/2031(1)(3)	1,477,739
1,000,000	3 mo. USD LIBOR + 1.400%, 4.17%, 04/17/2031(1)(3)	975,573
2,125,000	CIFC Funding Ltd. 3 mo. USD LIBOR + 1.250%, 4.03%, 07/16/2030(1)(3)	2,125,225
486,146	Credit Suisse ABS Trust 3.42%, 07/25/2024(1)	485,610
1,549,360	Finance of America Structured Securities Trust 3.38%, 09/25/2028(1)(2)	1,550,528
65,806	Hasco NIM Cayman Co. 6.25%, 12/26/2035*(1)(5)(6)	—
1,190,000	KKR CLO 21 Ltd. 3 mo. USD LIBOR + 1.000%, 3.79%, 04/15/2031(1)(3)	1,168,579
2,000,000	Lendmark Funding Trust 2.83%, 12/22/2025(1)	1,976,309
180,481	Long Beach Asset Holdings Corp. 5.78%, 04/25/2046*(1)(5)(6)	—
4,610,000	Magnetite Ltd. 3 mo. USD LIBOR + 1.500%, 4.27%, 07/25/2026(1)(3)	4,589,767
	Nationstar HECM Loan Trust
564,608	2.04%, 09/25/2027(1)(2)	562,922
609,486	3.19%, 07/25/2028(1)(2)	608,883
	NRZ Advance Receivables Trust
2,000,000	2.58%, 10/15/2049(1)	1,989,148
4,205,000	3.11%, 12/15/2050(1)	4,192,485
2,185,000	3.21%, 02/15/2051(1)	2,179,676
1,724,095	NRZ Excess Spread-Collateralized Notes 3.19%, 01/25/2023(1)	1,714,658
2,920,000	OBX Trust 4.00%, 11/25/2048(1)(2)(5)(6)	2,928,590
1,250,000	Octagon Investment Partners Ltd. 3 mo. USD LIBOR + 1.020%, 3.79%, 07/17/2030(1)(3)	1,228,478
4,000,000	OneMain Financial Issuance Trust 3.48%, 02/14/2031(1)	3,999,452
825,000	4.57%, 02/20/2029(1)	834,915

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 2,244,375	Planet Fitness Master Issuer LLC 4.26%, 09/05/2048(1)	$2,257,325
507,487	Pretium Mortgage Credit Partners LLC 3.33%, 12/30/2032(1)(2)	500,378
	Regional Management Issuance Trust
1,385,000	3.83%, 07/15/2027(1)	1,391,419
2,500,000	4.56%, 01/18/2028(1)	2,515,936
2,060,000	SBA Tower Trust 2.90%, 10/15/2044(1)(4)	2,052,866
	SoFi Consumer Loan Program LLC
578,072	2.55%, 02/25/2027(1)	575,376
2,677,920	3.28%, 01/26/2026(1)	2,677,229
3,840,000	SPS Servicer Advance Receivables Trust 2.75%, 11/15/2049(1)	3,831,084
	Towd Point Mortgage Trust
2,884,630	2.75%, 10/25/2056(1)(2)	2,823,041
1,799,964	2.75%, 04/25/2057(1)(2)	1,762,923
1,170,430	2.75%, 07/25/2057(1)(2)	1,142,137
1,610,753	2.75%, 10/25/2057(1)(2)	1,567,342
	Vantage Data Centers Issuer LLC
971,017	4.07%, 02/16/2043(1)	977,680
1,302,825	4.20%, 11/16/2043(1)	1,302,825
1,485,000	Verizon Owner Trust 2.22%, 12/20/2021(1)	1,468,337
3,175,000	Wingstop Funding LLC 4.97%, 12/05/2048(1)	3,251,136
2,755,000	Z Capital Credit Partners CLO Ltd. 3 mo. USD LIBOR + 1.450%, 4.23%, 07/16/2027(1)(3)	2,708,807

		78,419,982

	Asset-Backed - Home Equity - 0.2%
408,267	Accredited Mortgage Loan Trust 1 mo. USD LIBOR + 0.680%, 3.19%, 01/25/2035(3)	408,699
1,134,655	Morgan Stanley Capital I Trust 1 mo. USD LIBOR + 0.760%, 3.27%, 01/25/2035(3)	1,138,095
1,049,645	New Residential Mortgage Loan Trust 4.00%, 12/25/2057(1)(2)	1,064,448
107,852	Renaissance Home Equity Loan Trust 9.79%, 04/25/2037*(1)(2)	1
144,328	Residential Asset Securitization Trust 5.14%, 07/25/2034(2)	146,463

		2,757,706

	Collateralized - Mortgage Obligations - 0.0%
477,209	COLT Mortgage Loan Trust 2.61%, 05/27/2047(1)(2)	474,451

	Commercial Mortgage - Backed Securities - 2.0%
	Citigroup Mortgage Loan Trust
2,214,659	3.25%, 03/25/2061(1)(2)	2,209,242
1,778,459	3.50%, 02/25/2058(1)(2)	1,785,587
843,731	DBUBS Mortgage Trust 0.71%, 11/10/2046(1)(2)(7)	7,257
	FREMF Mortgage Trust
5,065,400	3.04%, 10/25/2047(1)(2)	5,034,788
635,000	3.15%, 04/25/2046(1)(2)	634,108
885,000	3.82%, 06/25/2047(1)(2)	884,471
900,000	4.03%, 05/25/2045(1)(2)	923,483
3,028,530	4.12%, 02/25/2046(1)(2)	3,060,697
1,000,000	4.62%, 11/25/2049(1)(2)	1,021,575
	JP Morgan Chase Commercial Mortgage Securities Trust
1,618,930	3.91%, 05/05/2030(1)	1,639,023
3,045,840	4.39%, 07/15/2046(1)	3,126,726
2,515,339	Verus Securitization Trust 3.68%, 06/01/2058(1)(2)	2,513,206

		22,840,163

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Other ABS - 0.2%
$ 1,665,094	VOLT LXIV LLC 3.38%, 10/25/2047(1)(4)	$1,659,481
1,140,217	VOLT LXX LLC 4.12%, 09/25/2048(1)(4)	1,139,244

		2,798,725

	Whole Loan Collateral CMO - 6.5%
	Angel Oak Mortgage Trust LLC
753,293	2.48%, 07/25/2047(1)(2)	742,319
780,746	2.71%, 11/25/2047(1)(2)	774,859
173,673	2.81%, 01/25/2047(1)(2)	172,698
2,410,000	3.92%, 11/25/2048(1)(2)	2,419,545
3,267,202	CIM Trust 3.00%, 04/25/2057(1)(2)	3,245,370
1,270,000	Colombia Cent CLO Ltd. 3 mo. USD LIBOR + 1.150%, 3.64%, 10/25/2028(1)(3)	1,263,569
1,000,000	COLT Funding LLC 3.71%, 03/25/2049(5)(6)	999,987
	COLT Mortgage Loan Trust
290,355	2.80%, 12/26/2046(1)(2)	288,133
964,553	2.93%, 02/25/2048(1)(2)	954,810
1,191,546	3.47%, 07/27/2048(1)(2)	1,187,859
854,357	3.69%, 10/26/2048(1)(2)	855,804
413,090	3.75%, 12/26/2046(1)(2)	410,766
3,429,080	4.01%, 12/28/2048(1)(2)	3,439,146
2,002,197	CSMC Trust 4.13%, 07/25/2058(1)(2)	2,000,662
	Deephaven Residential Mortgage Trust
704,920	2.45%, 06/25/2047(1)(2)	693,810
364,108	2.73%, 12/26/2046(1)(2)	360,685
462,957	2.81%, 10/25/2047(1)(2)	458,673
1,398,179	3.48%, 04/25/2058(1)(2)	1,397,848
3,570,950	3.79%, 08/25/2058(1)(2)	3,581,848
706,191	Finance of America Structured Securities Trust 2.32%, 11/25/2027(1)(2)	705,847
2,443,211	Flagstar Mortgage Trust 4.00%, 09/25/2048(1)(2)	2,463,634
1,010,000	Home Re Ltd. 1 mo. USD LIBOR + 1.600%, 4.11%, 10/25/2028(1)(3)	1,011,177
	LSTAR Securities Investment Ltd.
862,083	1 mo. USD LIBOR + 1.650%, 4.17%, 11/01/2022(1)(3)	862,341
323,367	1 mo. USD LIBOR + 1.750%, 4.27%, 10/01/2022(1)(3)	322,196
681,570	Marlette Funding Trust 3.06%, 07/17/2028(1)	680,408
1,145,162	MetLife Securitization Trust 3.00%, 04/25/2055(1)(2)	1,124,586
778,608	MFA Trust 2.59%, 02/25/2057(1)(2)	766,769
	Mill City Mortgage Loan Trust
874,586	2.50%, 04/25/2057(1)(2)	857,820
2,491,453	2.75%, 01/25/2061(1)(2)	2,432,134
1,317,087	3.25%, 05/25/2062(1)(2)	1,298,302
2,599,455	3.50%, 05/25/2058(1)(2)	2,579,760
2,345,165	3.50%, 08/25/2058(1)(2)	2,313,974
	New Residential Mortgage LLC
3,386,321	3.61%, 05/25/2023(1)	3,401,755
2,852,501	3.79%, 07/25/2054(1)	2,880,616
	New Residential Mortgage Loan Trust
709,624	3.25%, 09/25/2056(1)(2)	699,897
4,322,419	1 mo. USD LIBOR + 0.750%, 3.26%, 01/25/2048(1)(3)	4,299,754
1,102,559	3.50%, 12/25/2057(1)(2)	1,099,115
693,090	3.75%, 11/26/2035(1)(2)	693,614
498,971	3.75%, 03/25/2056(1)(2)	497,894
752,633	3.75%, 11/25/2056(1)(2)	751,552
1,415,650	4.00%, 02/25/2057(1)(2)	1,424,341

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 1,383,850	4.00%, 03/25/2057(1)(2)	$1,396,408
985,127	4.00%, 04/25/2057(1)(2)	1,000,774
1,436,734	4.00%, 05/25/2057(1)(2)	1,449,419
2,131,064	4.00%, 09/25/2057(1)(2)	2,142,344
1,602,083	Preston Ridge Partners Mortgage Trust LLC 3.75%, 04/25/2023(1)(2)	1,593,587
	Sequoia Mortgage Trust
801,883	4.00%, 09/25/2048(1)(2)	811,282
2,931,535	4.50%, 08/25/2048(1)(2)	2,993,179
	Towd Point Mortgage Trust
1,151,200	2.25%, 04/25/2056(1)(2)	1,125,885
2,031,835	2.25%, 07/25/2056(1)(2)	1,977,853
415,544	2.75%, 02/25/2055(1)(2)	409,963
1,082,523	2.75%, 04/25/2055(1)(2)	1,065,990
458,382	2.75%, 05/25/2055(1)(2)	451,477
887,501	Verus Securitization Trust 2.93%, 02/25/2048(1)(2)	879,364

		75,713,402

	Total Asset & Commercial Mortgage Backed Securities (cost $195,838,267)	$194,160,014

Corporate Bonds - 51.9%
	Aerospace/Defense - 0.6%
365,000	BAE Systems Holdings, Inc. 2.85%, 12/15/2020(1)	362,109
2,275,000	L3 Technologies, Inc. 3.85%, 06/15/2023	2,298,716
4,825,000	United Technologies Corp. 3.65%, 08/16/2023	4,896,965

		7,557,790

	Agriculture - 0.1%
644,000	Reynolds American, Inc. 3.25%, 06/12/2020	644,055

	Auto Manufacturers - 2.6%
2,000,000	Daimler Finance NA LLC 2.00%, 07/06/2021(1)	1,938,717
	Ford Motor Credit Co. LLC
3,500,000	2.02%, 05/03/2019	3,489,751
2,000,000	2.46%, 03/27/2020	1,965,733
	General Motors Financial Co., Inc.
2,500,000	3.15%, 06/30/2022	2,417,191
2,500,000	3.20%, 07/06/2021	2,459,313
2,500,000	4.20%, 11/06/2021	2,516,233
	Harley-Davidson Financial Services, Inc.
840,000	2.40%, 09/15/2019(1)	834,237
2,500,000	2.85%, 01/15/2021(1)	2,457,177
	Hyundai Capital America
2,000,000	2.00%, 07/01/2019(1)	1,989,053
2,490,000	2.60%, 03/19/2020(1)	2,463,269
1,825,000	4.13%, 06/08/2023(1)	1,832,408
	Nissan Motor Acceptance Corp.
1,000,000	2.15%, 09/28/2020(1)	978,671
1,250,000	2.55%, 03/08/2021(1)	1,219,300
	Volkswagen Group of America Finance LLC
750,000	2.45%, 11/20/2019(1)	744,908
3,025,000	4.25%, 11/13/2023(1)	3,059,576

		30,365,537

	Auto Parts & Equipment - 0.4%
500,000	Aptiv plc 3.15%, 11/19/2020	498,458
4,237,000	Goodyear Tire & Rubber Co. 8.75%, 08/15/2020(8)	4,522,998

		5,021,456

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Beverages - 0.5%
	Anheuser-Busch InBev Finance, Inc.
$ 1,954,000	2.65%, 02/01/2021	$1,945,975
1,155,000	3.70%, 02/01/2024	1,163,079
	Constellation Brands, Inc.
2,435,000	2.65%, 11/07/2022	2,354,910
340,000	2.70%, 05/09/2022	331,352
625,000	Molson Coors Brewing Co. 2.10%, 07/15/2021	609,089

		6,404,405

	Biotechnology - 0.3%
2,000,000	Celgene Corp. 2.88%, 08/15/2020	1,996,277
1,750,000	Gilead Sciences, Inc. 3.25%, 09/01/2022	1,762,769

		3,759,046

	Chemicals - 1.2%
4,500,000	Air Liquide Finance S.A. 1.75%, 09/27/2021(1)	4,343,369
3,600,000	DowDuPont, Inc. 4.21%, 11/15/2023	3,731,479
2,500,000	Eastman Chemical Co. 3.50%, 12/01/2021	2,508,935
1,235,000	International Flavors & Fragrances, Inc. 3.40%, 09/25/2020	1,239,563
2,000,000	Syngenta Finance N.V. 3.70%, 04/24/2020(1)	1,993,550

		13,816,896

	Commercial Banks - 18.6%
1,000,000	ABN Amro Bank N.V. 2.45%, 06/04/2020(1)	991,065
	Banco Santander S.A.
1,600,000	3.13%, 02/23/2023	1,554,642
1,200,000	3.50%, 04/11/2022	1,193,869
600,000	3.85%, 04/12/2023	596,600
	Bank of America Corp.
3,020,000	2.15%, 11/09/2020	2,979,912
3,500,000	2.50%, 10/21/2022	3,420,424
2,000,000	2.63%, 04/19/2021	1,985,536
1,500,000	3 mo. USD LIBOR + 0.370%, 2.74%, 01/23/2022(3)	1,488,198
1,395,000	Bank of New York Mellon Corp. 3 mo. USD LIBOR + 1.050%, 3.80%, 10/30/2023(3)	1,406,765
1,000,000	Bank of Nova Scotia 2.70%, 03/07/2022	986,499
1,500,000	Banque Federative du Credit Mutuel S.A. 2.70%, 07/20/2022(1)	1,466,725
	Barclays plc
2,500,000	2.75%, 11/08/2019	2,491,400
1,850,000	2.88%, 06/08/2020	1,828,892
2,625,000	3.25%, 01/12/2021	2,596,758
	BB&T Corp.
1,750,000	2.05%, 05/10/2021	1,716,757
1,750,000	2.75%, 04/01/2022	1,730,156
	BNP Paribas S.A.
1,500,000	2.38%, 05/21/2020	1,489,676
580,000	2.95%, 05/23/2022(1)	568,376
750,000	3.50%, 03/01/2023(1)	743,570
	BPCE S.A.
1,750,000	2.75%, 01/11/2023(1)	1,700,389
300,000	3.00%, 05/22/2022(1)	292,904
1,500,000	4.00%, 09/12/2023(1)	1,494,764
1,250,000	Canadian Imperial Bank of Commerce 3.50%, 09/13/2023	1,265,446
	Capital One Financial Corp.

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 1,250,000	3.05%, 03/09/2022	$1,233,903
2,500,000	3 mo. USD LIBOR + 0.760%, 3.38%, 05/12/2020(3)	2,508,519
2,500,000	CIT Group, Inc. 4.13%, 03/09/2021	2,506,250
	Citigroup, Inc.
2,000,000	2.70%, 03/30/2021	1,986,440
4,500,000	2.90%, 12/08/2021	4,471,754
	Citizens Bank NA
770,000	2.55%, 05/13/2021	759,227
4,500,000	2.65%, 05/26/2022	4,389,618
665,000	Citizens Financial Group, Inc. 2.38%, 07/28/2021	650,144
3,550,000	Comerica, Inc. 3.70%, 07/31/2023	3,583,139
1,555,000	Compass Bank 2.75%, 09/29/2019	1,549,293
	Cooperatieve Rabobank UA
1,650,000	2.50%, 01/19/2021	1,637,247
1,500,000	2.75%, 01/10/2022	1,486,189
	Credit Agricole S.A.
1,800,000	2.75%, 06/10/2020(1)	1,789,074
735,000	3.75%, 04/24/2023(1)	730,049
2,001,000	Credit Suisse Group AG 3.57%, 01/09/2023(1)	1,979,807
2,000,000	Credit Suisse Group Funding Guernsey Ltd. 3.45%, 04/16/2021	2,001,654
	Danske Bank A/S
1,120,000	2.00%, 09/08/2021(1)	1,065,161
1,250,000	2.70%, 03/02/2022(1)	1,195,489
1,250,000	2.80%, 03/10/2021(1)	1,217,184
5,510,000	5.00%, 01/12/2022(1)	5,587,301
	Deutsche Bank AG
1,190,000	2.70%, 07/13/2020	1,163,386
2,440,000	3.15%, 01/22/2021	2,372,073
1,250,000	3.30%, 11/16/2022	1,168,953
1,350,000	3.95%, 02/27/2023	1,290,321
2,600,000	Discover Bank 3.10%, 06/04/2020	2,593,727
2,150,000	DNB Bank ASA 2.38%, 06/02/2021(1)	2,110,745
	Fifth Third Bancorp
1,750,000	2.60%, 06/15/2022	1,709,020
2,000,000	3.65%, 01/25/2024	2,015,261
	Fifth Third Bank
1,500,000	2.20%, 10/30/2020	1,478,867
1,100,000	2.25%, 06/14/2021	1,079,511
	Goldman Sachs Group, Inc.
1,225,000	2.35%, 11/15/2021	1,197,657
2,000,000	2.60%, 12/27/2020	1,986,499
660,000	2.63%, 04/25/2021	652,603
545,000	2.75%, 09/15/2020	541,997
1,005,000	2.88%, 02/25/2021	1,001,308
4,000,000	3.00%, 04/26/2022	3,956,240
1,500,000	3.20%, 02/23/2023	1,491,677
	HSBC Holdings plc
1,800,000	2.95%, 05/25/2021	1,793,208
2,135,000	3 mo. USD LIBOR + 1.055%, 3.26%, 03/13/2023(3)	2,119,488
1,150,000	3.40%, 03/08/2021	1,156,042
905,000	3 mo. USD LIBOR + 1.000%, 3.64%, 05/18/2024(3)	897,208
1,550,000	HSBC USA, Inc. 2.35%, 03/05/2020	1,540,356
	Huntington Bancshares, Inc.
2,000,000	2.30%, 01/14/2022	1,946,781
1,700,000	3.15%, 03/14/2021	1,703,598
1,250,000	Huntington National Bank 2.38%, 03/10/2020	1,242,588

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 2,395,000	ING Bank N.V. 2.50%, 10/01/2019(1)	$2,387,714
	ING Groep N.V.
705,000	3.15%, 03/29/2022	699,796
2,000,000	4.10%, 10/02/2023	2,024,881
	Intesa Sanpaolo S.p.A.
1,955,000	3.13%, 07/14/2022(1)	1,837,114
1,675,000	3.38%, 01/12/2023(1)	1,561,600
750,000	6.50%, 02/24/2021(1)	774,360
	JP Morgan Chase & Co.
4,000,000	2.30%, 08/15/2021	3,931,335
3,000,000	2.40%, 06/07/2021	2,961,575
3,000,000	2.55%, 03/01/2021	2,977,686
1,500,000	2.75%, 06/23/2020	1,497,256
1,800,000	3 mo. USD LIBOR + 1.230%, 4.01%, 10/24/2023(3)	1,822,063
	KeyBank NA
1,500,000	2.40%, 06/09/2022	1,462,582
905,000	2.50%, 11/22/2021	890,814
1,700,000	3.30%, 02/01/2022	1,709,270
3,000,000	Macquarie Group Ltd. 3 mo. USD LIBOR + 1.023%, 3.19%, 11/28/2023(1)(3)	2,898,081
1,045,000	Manufacturers & Traders Trust Co. 1 mo. USD LIBOR + 1.215%, 3.72%, 12/28/2020(3)	1,045,000
1,500,000	Mizuho Financial Group, Inc. 2.63%, 04/12/2021(1)	1,479,406
	Morgan Stanley
920,000	2.50%, 04/21/2021	908,205
2,000,000	2.75%, 05/19/2022	1,970,172
1,000,000	3 mo. USD LIBOR + 0.930%, 3.69%, 07/22/2022(3)	1,002,841
2,000,000	3 mo. USD LIBOR + 1.400%, 4.18%, 10/24/2023(3)	2,025,551
1,750,000	5.63%, 09/23/2019	1,780,211
1,000,000	National Australia Bank Ltd. 1.88%, 07/12/2021	971,612
2,000,000	Nordea Bank AB 1.63%, 09/30/2019(1)	1,984,599
1,500,000	PNC Bank NA 2.45%, 11/05/2020	1,486,313
	Regions Financial Corp.
2,500,000	2.75%, 08/14/2022	2,439,362
2,250,000	3.20%, 02/08/2021	2,249,562
1,500,000	3.80%, 08/14/2023	1,512,347
1,500,000	Royal Bank of Canada 2.50%, 01/19/2021	1,488,026
	Santander Holdings USA, Inc.
1,115,000	2.65%, 04/17/2020	1,107,384
3,530,000	3.70%, 03/28/2022	3,525,657
	Santander UK plc
2,250,000	2.38%, 03/16/2020	2,234,218
2,000,000	3.40%, 06/01/2021	2,001,803
	Skandinaviska Enskilda Banken AB
1,400,000	2.63%, 11/17/2020(1)	1,385,177
1,500,000	2.80%, 03/11/2022	1,479,825
1,800,000	Societe Generale S.A. 3.25%, 01/12/2022(1)	1,779,755
	Standard Chartered plc
3,000,000	2.40%, 09/08/2019(1)	2,986,929
3,400,000	3 mo. USD LIBOR + 1.150%, 4.25%, 01/20/2023(1)(3)	3,402,808
2,200,000	Sumitomo Mitsui Banking Corp. 2.65%, 07/23/2020	2,186,806
895,000	SunTrust Banks, Inc. 2.90%, 03/03/2021	892,123
	Svenska Handelsbanken AB
1,010,000	1.88%, 09/07/2021	975,847
1,500,000	2.45%, 03/30/2021	1,482,150
1,750,000	3.35%, 05/24/2021	1,757,994

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 1,000,000	Toronto-Dominion Bank 2.50%, 12/14/2020	$994,056
2,750,000	UBS Group Funding Switzerland AG 3.00%, 04/15/2021(1)	2,734,331
	UniCredit S.p.A.
3,250,000	3.75%, 04/12/2022(1)(8)	3,160,507
3,035,000	6.57%, 01/14/2022(1)	3,100,475
	Wells Fargo & Co.
2,000,000	2.10%, 07/26/2021	1,955,276
2,500,000	2.50%, 03/04/2021	2,474,077
1,795,000	3.75%, 01/24/2024	1,826,322
3,000,000	3 mo. USD LIBOR + 1.230%, 3.97%, 10/31/2023(3)	3,031,539

		216,780,272

	Commercial Services - 1.0%
	Equifax, Inc.
1,035,000	3.30%, 12/15/2022	1,015,288
2,555,000	3.95%, 06/15/2023	2,570,564
1,870,000	ERAC USA Finance LLC 2.35%, 10/15/2019(1)	1,860,716
2,750,000	IHS Markit Ltd. 4.13%, 08/01/2023	2,738,175
	Total System Services, Inc.
1,500,000	3.80%, 04/01/2021	1,504,361
1,500,000	4.00%, 06/01/2023	1,501,895

		11,190,999

	Construction Materials - 0.2%
2,000,000	Fortune Brands Home & Security, Inc. 3.00%, 06/15/2020	1,988,034

	Diversified Financial Services - 2.6%
910,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30%, 01/23/2023	874,109
	Air Lease Corp.
2,500,000	2.13%, 01/15/2020	2,477,062
2,700,000	2.63%, 07/01/2022	2,592,198
	Aircastle Ltd.
1,400,000	4.40%, 09/25/2023	1,386,136
3,075,000	5.13%, 03/15/2021	3,152,046
2,650,000	Ally Financial, Inc. 4.63%, 05/19/2022	2,701,675
1,750,000	Capital One Financial Corp. 3.45%, 04/30/2021	1,758,545
1,755,000	3.90%, 01/29/2024	1,767,462
1,150,000	Credit Agricole S.A. 2.38%, 07/01/2021(1)	1,126,458
2,000,000	goeasy Ltd. 7.88%, 11/01/2022(1)	2,095,000
	Navient Corp.
2,000,000	5.50%, 01/25/2023	1,930,000
1,250,000	8.00%, 03/25/2020	1,301,563
2,525,000	Protective Life Global Funding 2.62%, 08/22/2022(1)	2,466,685
1,350,000	Societe Generale S.A. 2.50%, 04/08/2021(1)	1,327,594
	Synchrony Financial
610,000	2.70%, 02/03/2020	603,610
2,255,000	3.00%, 08/15/2019	2,248,915

		29,809,058

	Electric - 2.2%
2,500,000	AEP Texas, Inc. 2.40%, 10/01/2022	2,411,359
3,400,000	CenterPoint Energy, Inc. 3.85%, 02/01/2024	3,423,588
490,000	Dominion Energy, Inc. 2.96%, 07/01/2019	489,767

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 395,000	Emera U.S. Finance L.P. 2.70%, 06/15/2021	$386,977
	Enel Finance International N.V.
3,150,000	2.88%, 05/25/2022(1)	3,028,968
1,500,000	4.25%, 09/14/2023(1)	1,493,797
	Eversource Energy
1,055,000	2.50%, 03/15/2021	1,036,874
890,000	3.80%, 12/01/2023	904,128
805,000	Exelon Corp. 2.85%, 06/15/2020	800,465
970,000	FirstEnergy Corp. 2.85%, 07/15/2022	945,727
2,285,000	Fortis, Inc. 2.10%, 10/04/2021	2,200,977
1,850,000	ITC Holdings Corp. 2.70%, 11/15/2022	1,789,994
705,000	Potomac Electric Power Co. 3.05%, 04/01/2022	702,378
3,050,000	SCANA Corp. 4.75%, 05/15/2021(8)	3,091,342
3,000,000	Southern Co. 2.35%, 07/01/2021	2,939,201

		25,645,542

	Electronics - 0.1%
850,000	Fortive Corp. 2.35%, 06/15/2021	830,284

	Engineering & Construction - 0.1%
1,760,000	SBA Tower Trust 3.17%, 04/09/2047(1)	1,736,155

	Entertainment - 0.4%
2,195,000	Discovery Communications LLC 2.80%, 06/15/2020(1)	2,176,635
2,835,000	Eldorado Resorts, Inc. 7.00%, 08/01/2023	2,962,575

		5,139,210

	Food - 1.9%
	Conagra Brands, Inc.
6,020,000	3.80%, 10/22/2021	6,043,051
2,000,000	4.30%, 05/01/2024	2,012,330
	Danone S.A.
4,000,000	2.08%, 11/02/2021(1)	3,867,461
770,000	3.00%, 06/15/2022(1)	761,353
330,000	JM Smucker Co. 2.50%, 03/15/2020	327,894
	Kraft Heinz Foods Co.
1,425,000	2.80%, 07/02/2020	1,420,386
860,000	4.00%, 06/15/2023	875,521
1,415,000	Kroger Co. 1.50%, 09/30/2019	1,401,842
2,500,000	Mondelez International Holdings Netherlands B.V. 2.00%, 10/28/2021(1)	2,419,365
	Tyson Foods, Inc.
1,000,000	2.25%, 08/23/2021	974,556
2,000,000	4.50%, 06/15/2022	2,060,771

		22,164,530

	Gas - 0.1%
1,605,000	CenterPoint Energy Resources Corp. 4.50%, 01/15/2021	1,639,737

	Healthcare-Products - 0.2%
1,850,000	Life Technologies Corp. 5.00%, 01/15/2021	1,894,268

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Healthcare-Services - 0.9%
$ 1,500,000	Anthem, Inc. 2.95%, 12/01/2022	$1,484,477
1,810,000	Dignity Health 2.64%, 11/01/2019	1,805,729
3,130,000	Halfmoon Parent, Inc. 3.75%, 07/15/2023(1)	3,171,889
590,000	Laboratory Corp. of America Holdings 2.63%, 02/01/2020	587,675
3,300,000	UnitedHealth Group, Inc. 3.50%, 02/15/2024	3,356,054

		10,405,824

	Insurance - 1.6%
1,250,000	Assurant, Inc. 4.20%, 09/27/2023	1,255,400
785,000	AXA Equitable Holdings, Inc. 3.90%, 04/20/2023	785,211
3,000,000	Jackson National Life Global Funding 2.50%, 06/27/2022(1)	2,915,034
2,000,000	Liberty Mutual Group, Inc. 4.95%, 05/01/2022(1)	2,084,422
2,315,000	Marsh & McLennan Cos., Inc. 3.88%, 03/15/2024	2,362,749
2,300,000	MassMutual Global Funding 2.00%, 04/15/2021(1)	2,246,924
	Metropolitan Life Global Funding
1,500,000	1.95%, 09/15/2021(1)	1,457,018
3,000,000	3.38%, 01/11/2022(1)	3,016,313
705,000	Trinity Acquisition plc 3.50%, 09/15/2021	704,109
1,445,000	Unum Group 3.00%, 05/15/2021	1,427,033

		18,254,213

	Internet - 0.6%
1,130,000	Alibaba Group Holding Ltd. 2.80%, 06/06/2023	1,099,287
2,000,000	Netflix, Inc. 5.50%, 02/15/2022	2,076,100
3,630,000	Tencent Holdings Ltd. 2.99%, 01/19/2023(1)	3,553,879

		6,729,266

	Iron/Steel - 0.6%
	ArcelorMittal
2,500,000	5.13%, 06/01/2020	2,554,443
1,500,000	6.25%, 02/25/2022	1,592,475
	Steel Dynamics, Inc.
1,500,000	5.13%, 10/01/2021	1,511,250
1,000,000	5.25%, 04/15/2023	1,012,500

		6,670,668

	IT Services - 1.1%
4,000,000	Dell International LLC / EMC Corp. 3.48%, 06/01/2019(1)	4,001,344
2,390,000	DXC Technology Co. 2.88%, 03/27/2020	2,375,576
	Hewlett Packard Enterprise Co.
1,250,000	3.50%, 10/05/2021	1,260,129
1,250,000	3.60%, 10/15/2020	1,257,770
	NCR Corp.
1,250,000	4.63%, 02/15/2021	1,234,375
2,200,000	5.00%, 07/15/2022	2,162,160

		12,291,354

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Lodging - 0.8%
$ 3,320,000	Choice Hotels International, Inc. 5.70%, 08/28/2020	$3,411,300
1,500,000	Marriott International, Inc. 2.30%, 01/15/2022	1,450,538
	MGM Resorts International
2,000,000	5.25%, 03/31/2020	2,030,000
2,300,000	6.00%, 03/15/2023	2,386,250

		9,278,088

	Machinery-Diversified - 0.6%
	CNH Industrial Capital LLC
2,000,000	4.38%, 11/06/2020	2,012,500
995,000	4.38%, 04/05/2022	1,001,268
2,300,000	John Deere Capital Corp. 2.15%, 09/08/2022	2,229,703
1,500,000	Roper Technologies, Inc. 3.65%, 09/15/2023	1,500,791

		6,744,262

	Media - 1.5%
815,000	CBS Corp. 2.90%, 06/01/2023	784,345
1,500,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.13%, 05/01/2023(1)	1,520,070
1,685,000	Charter Communications Operating LLC / Charter Communications Operating Capital 3.58%, 07/23/2020	1,689,350
3,185,000	Comcast Corp. 3.70%, 04/15/2024	3,260,317
905,000	Cox Communications, Inc. 2.95%, 06/30/2023(1)	879,602
1,075,000	Discovery Communications LLC 2.20%, 09/20/2019	1,067,214
	Fox Corp.
550,000	3.67%, 01/25/2022(1)	555,422
735,000	4.03%, 01/25/2024(1)	749,740
1,770,000	Sky plc 2.63%, 09/16/2019(1)	1,761,251
2,500,000	Time Warner Cable LLC 8.25%, 04/01/2019	2,520,552
2,675,000	Videotron Ltd. 5.00%, 07/15/2022	2,750,435

		17,538,298

	Mining - 0.3%
	Anglo American Capital plc
2,250,000	3.75%, 04/10/2022(1)	2,229,380
1,500,000	4.13%, 04/15/2021(1)	1,497,855
320,000	Glencore Funding LLC 3.00%, 10/27/2022(1)	309,571

		4,036,806

	Office/Business Equipment - 0.3%
4,000,000	Xerox Corp. 2.75%, 09/01/2020	3,890,000

	Oil & Gas - 1.2%
1,991,000	Anadarko Petroleum Corp. 4.85%, 03/15/2021	2,040,475
875,000	Canadian Natural Resources Ltd. 2.95%, 01/15/2023	855,023
3,400,000	Eni S.p.A. 4.00%, 09/12/2023(1)	3,429,423
3,000,000	EQT Corp. 2.50%, 10/01/2020	2,927,470
1,726,000	Marathon Oil Corp. 2.70%, 06/01/2020	1,706,689

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 1,015,000	Noble Energy, Inc. 4.15%, 12/15/2021	$1,026,642
1,565,000	Pioneer Natural Resources Co. 3.45%, 01/15/2021	1,564,396

		13,550,118

	Oil & Gas Services - 0.2%
2,500,000	Schlumberger Holdings Corp. 3.00%, 12/21/2020(1)	2,487,733
	Pharmaceuticals - 2.7%
	AbbVie, Inc.
1,250,000	2.30%, 05/14/2021	1,227,640
1,330,000	2.50%, 05/14/2020	1,322,070
3,855,000	Allergan Funding SCS 3.00%, 03/12/2020	3,851,809
	Bayer U.S. Finance LLC
1,300,000	2.38%, 10/08/2019(1)	1,290,958
2,000,000	3.50%, 06/25/2021(1)	1,994,498
1,400,000	3.88%, 12/15/2023(1)	1,398,117
	CVS Health Corp.
1,120,000	3.35%, 03/09/2021	1,124,822
2,500,000	3.70%, 03/09/2023	2,521,627
	Elanco Animal Health, Inc.
4,075,000	3.91%, 08/27/2021(1)	4,080,256
2,560,000	4.27%, 08/28/2023(1)	2,578,087
2,070,000	McKesson Corp. 3.65%, 11/30/2020	2,083,820
945,000	Mylan N.V. 3.75%, 12/15/2020	943,789
3,000,000	Shire Acquisitions Investments Ireland DAC 1.90%, 09/23/2019	2,976,660
1,365,000	Takeda Pharmaceutical Co., Ltd. 3.80%, 11/26/2020(1)	1,379,254
	Teva Pharmaceutical Finance Netherlands B.V.
1,125,000	1.70%, 07/19/2019	1,109,535
1,800,000	2.20%, 07/21/2021	1,701,422

		31,584,364

	Pipelines - 1.3%
240,000	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 3.50%, 12/01/2022	237,590
	Energy Transfer Operating L.P.
1,130,000	4.20%, 09/15/2023	1,138,577
2,150,000	4.50%, 04/15/2024	2,190,060
	Enterprise Products Operating LLC
1,195,000	2.55%, 10/15/2019	1,192,792
1,700,000	2.85%, 04/15/2021	1,695,965
2,775,000	EQT Midstream Partners L.P. 4.75%, 07/15/2023	2,814,333
	Kinder Morgan Energy Partners L.P.
850,000	4.15%, 03/01/2022	866,380
1,175,000	5.30%, 09/15/2020	1,210,288
865,000	6.85%, 02/15/2020	895,646
2,050,000	Sunoco Logistics Partners Operations L.P. 4.40%, 04/01/2021	2,083,788
750,000	Western Gas Partners L.P. 4.00%, 07/01/2022	752,540

		15,077,959

	Real Estate - 0.3%
2,000,000	WEA Finance LLC 3.15%, 04/05/2022(1)	1,982,808
1,100,000	WEA Finance LLC / Westfield UK & Europe Finance plc 3.25%, 10/05/2020(1)	1,098,593

		3,081,401

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Real Estate Investment Trusts - 1.0%
	American Tower Corp.
$ 1,750,000	3.00%, 06/15/2023	$1,710,454
1,755,000	3.30%, 02/15/2021	1,754,973
	Crown Castle International Corp.
1,500,000	3.15%, 07/15/2023	1,465,314
240,000	3.40%, 02/15/2021	240,104
2,000,000	Realty Income Corp. 3.25%, 10/15/2022	1,991,720
1,870,000	Scentre Group Trust 2.38%, 11/05/2019(1)	1,858,549
860,000	Simon Property Group L.P. 2.50%, 07/15/2021	849,849
2,000,000	Welltower, Inc. 3.95%, 09/01/2023	2,015,505

		11,886,468

	Retail - 0.6%
2,250,000	Alimentation Couche-Tard, Inc. 2.35%, 12/13/2019(1)	2,233,665
	CVS Health Corp.
2,350,000	2.13%, 06/01/2021	2,298,735
715,000	2.80%, 07/20/2020	711,835
1,790,000	Dollar Tree, Inc. 3.70%, 05/15/2023	1,768,827

		7,013,062

	Semiconductors - 0.9%
2,700,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 2.38%, 01/15/2020	2,679,096
	Microchip Technology, Inc.
1,140,000	3.92%, 06/01/2021(1)	1,128,173
1,405,000	4.33%, 06/01/2023(1)	1,384,139
	NXP B.V. / NXP Funding LLC
2,000,000	4.13%, 06/01/2021(1)	2,007,380
860,000	4.88%, 03/01/2024(1)	882,240
2,700,000	QUALCOMM, Inc. 3.00%, 05/20/2022	2,694,849

		10,775,877

	Software - 0.2%
541,000	Fidelity National Information Services, Inc. 2.25%, 08/15/2021	526,063
1,380,000	Fiserv, Inc. 3.80%, 10/01/2023	1,381,169

		1,907,232

	Telecommunications - 1.1%
2,000,000	AT&T, Inc. 2.80%, 02/17/2021	1,989,761
5,500,000	Nokia Oyj 3.38%, 06/12/2022	5,410,625
3,090,313	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, 03/20/2023(1)	3,073,316
2,000,000	Telefonica Emisiones S.A. 4.57%, 04/27/2023	2,083,335

		12,557,037

	Transportation - 0.7%
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
1,500,000	2.70%, 03/14/2023(1)	1,433,471
1,000,000	3.20%, 07/15/2020(1)	998,198
1,250,000	3.90%, 02/01/2024(1)	1,238,333
2,000,000	4.13%, 08/01/2023(1)	2,011,114
	Ryder System, Inc.
1,270,000	2.25%, 09/01/2021	1,233,657

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 1,075,000	2.45%, 09/03/2019	$1,071,484

		7,986,257

	Trucking & Leasing - 0.4%
2,650,000	Aviation Capital Group LLC 3.88%, 05/01/2023(1)	2,611,561
2,500,000	GATX Corp. 4.35%, 02/15/2024	2,538,216

		5,149,777

	Total Corporate Bonds (cost $608,582,006)	$605,283,338

Foreign Government Obligations - 0.4%
	Qatar - 0.2%
1,960,000	Qatar Government International Bond 3.88%, 04/23/2023(1)	1,996,750

	Saudi Arabia - 0.2%
2,810,000	Saudi Government International Bond 2.38%, 10/26/2021(1)	2,731,320

	Total Foreign Government Obligations (cost $4,728,808)	$4,728,070

Municipal Bonds - 0.9%
	General Obligation - 0.6%
2,805,000	Cook County, IL 4.74%, 11/15/2022	2,915,237
3,775,000	State of Illinois GO 5.88%, 03/01/2019	3,782,965

		6,698,202

	Higher Education - 0.2%
2,630,000	Chicago Board of Education 5.28%, 12/01/2022	2,620,979

	Transportation - 0.1%
1,750,000	Alameda Corridor Transportation Auth, CA 0.00%, 10/01/2022(9)	1,541,435

	Total Municipal Bonds (cost $10,888,257)	$10,860,616

Senior Floating Rate Interests - 17.4%(10)
	Aerospace/Defense - 0.5%
1,359,562	Circor International, Inc. 1 mo. USD LIBOR + 3.500%, 6.01%, 12/11/2024	$1,332,371
529,703	Fly Funding S.a.r.l. 3 mo. USD LIBOR + 2.000%, 4.60%, 02/09/2023	519,771
3,809,143	TransDigm, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 06/09/2023	3,725,037

		5,577,179

	Airlines - 0.3%
	American Airlines, Inc.
1,557,559	1 mo. USD LIBOR + 1.750%, 4.25%, 06/27/2025	1,489,977
980,000	1 mo. USD LIBOR + 2.000%, 4.50%, 04/28/2023	948,767
960,000	1 mo. USD LIBOR + 2.000%, 4.52%, 10/12/2021	946,349

		3,385,093

	Auto Manufacturers - 0.1%
712,800	Navistar International Corp. 1 mo. USD LIBOR + 3.500%, 6.02%, 11/06/2024	700,775

	Auto Parts & Equipment - 0.1%
EUR 330,000	AL Alpine AT Bidco GmbH 3 mo. EURIBOR + 3.500%, 3.50%, 10/31/2025	372,052
$ 799,795	Altra Industrial Motion Corp. 1 mo. USD LIBOR + 2.000%, 4.50%, 10/01/2025	784,463

		1,156,515

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Beverages - 0.1%
$ 948,329	Jacobs Douwe Egberts International B.V. 3 mo. USD LIBOR + 2.000%, 4.56%, 11/01/2025	$936,076

	Biotechnology - 0.0%
291,428	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 5.50%, 05/15/2022	283,621

	Chemicals - 0.7%
1,089,232	Axalta Coating Systems U.S. Holdings, Inc. 3 mo. USD LIBOR + 1.750%, 4.55%, 06/01/2024	1,067,447
960,000	Cabot Microelectronics Corp. 1 mo. ICE LIBOR + 2.250%, 4.75%, 11/14/2025	951,600
314,227	Chemours Co. 1 mo. USD LIBOR + 1.750%, 4.25%, 04/03/2025	308,335
EUR 658,595	CTC AcquiCo GmbH 3 mo. EURIBOR + 2.750%, 2.75%, 03/07/2025	744,194
158,400	Diamond (BC) B.V. 1 mo. EURIBOR + 3.250%, 3.25%, 09/06/2024	177,354
$ 301,583	Minerals Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 4.83%, 02/14/2024	298,191
1,257,999	Nexeo Solutions LLC 3 mo. USD LIBOR + 3.250%, 6.00%, 06/09/2023	1,255,119
685,000	Platform Specialty Products Corp. 1 mo. ICE LIBOR + 2.250%, 0.00%, 11/14/2025(11)	676,725
	Starfruit Finco B.V.
EUR 150,000	3 mo. EURIBOR + 3.750%, 3.75%, 10/01/2025	171,511
$ 350,000	1 mo. USD LIBOR + 3.250%, 5.75%, 10/01/2025	341,908
215,211	Tronox Blocked Borrower LLC 3 mo. USD LIBOR + 3.000%, 5.50%, 09/23/2024	212,118
496,640	Tronox Finance LLC 3 mo. USD LIBOR + 3.000%, 5.50%, 09/23/2024	489,503
805,239	Univar, Inc. 1 mo. USD LIBOR + 2.250%, 4.75%, 07/01/2024	787,266
827,925	WR Grace & Co. 3 mo. USD LIBOR + 1.750%, 4.55%, 04/03/2025	815,854

		8,297,125

	Coal - 0.1%
788,290	Peabody Energy Corp. 1 mo. USD LIBOR + 2.750%, 5.25%, 03/31/2025	769,568

	Commercial Services - 1.8%
440,000	Allied Universal Holdco LLC 2 mo. USD LIBOR + 4.250%, 6.75%, 07/28/2022	423,500
2,031,825	Blackhawk Network Holdings, Inc. 1 mo. USD LIBOR + 3.000%, 5.50%, 06/15/2025	1,992,204
609,825	Bright Horizons Family Solutions, Inc. 1 mo. USD LIBOR + 1.750%, 4.25%, 11/07/2023	598,391
837,384	BrightView Landscapes, LLC 1 mo. USD LIBOR + 2.500%, 5.06%, 08/15/2025	826,917
320,000	Energizer Holdings, Inc. 1 mo. USD LIBOR + 2.250%, 4.76%, 06/20/2025	317,600
978,419	Hertz Corp. 3 mo. USD LIBOR + 2.750%, 5.25%, 06/30/2023	951,337
508,123	KAR Auction Services, Inc. 3 mo. USD LIBOR + 2.500%, 5.31%, 03/09/2023	502,727
750,000	Quad/Graphics, Inc. 1 mo. USD LIBOR + 5.000%, 0.00%, 01/31/2026(11)	747,188
1,683,897	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 11/15/2023	1,629,962
$ 1,986,148	Russell Investments U.S. Inst’l Holdco, Inc. 3 mo. USD LIBOR + 3.250%, 5.75%, 06/01/2023	1,956,356
EUR 1,575,000	Techem GmbH 3 mo. EURIBOR + 3.750%, 3.75%, 07/31/2025	1,804,998
$ 1,792,700	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 5.50%, 05/01/2024	1,757,491

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 1,760,623	Trans Union LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 04/10/2023	$ 1,735,780
3,605,963	United Rentals, Inc. 1 mo. ICE LIBOR + 1.750%, 4.25%, 10/31/2025	3,582,668
EUR 1,015,000	Verisure Holding AB 3 mo. EURIBOR + 3.500%, 0.00%, 10/21/2022(11)	1,155,797
$ 735,000	Xerox Business Services LLC 1 mo. USD LIBOR + 2.500%, 5.00%, 12/07/2023	723,519

		20,706,435

	Construction Materials - 0.1%
1,301,729	NCI Building Systems, Inc. 3 mo. USD LIBOR + 3.750%, 6.55%, 04/12/2025	1,238,270

	Distribution/Wholesale - 0.1%
287,825	Beacon Roofing Supply, Inc. 1 mo. USD LIBOR + 2.250%, 4.77%, 01/02/2025	279,294
527,350	Hamilton Holdco LLC 1 mo. USD LIBOR + 2.000%, 4.81%, 07/02/2025	521,417

		800,711

	Diversified Financial Services - 0.7%
1,370,588	AlixPartners LLP 3 mo. USD LIBOR + 2.750%, 5.25%, 04/04/2024	1,352,167
942,875	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 02/28/2025	919,067
685,000	Delos Finance S.a.r.l. 3 mo. USD LIBOR + 1.750%, 4.55%, 10/06/2023	683,288
643,731	Fortress Investment Group LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 12/27/2022	634,397
EUR 621,771	Nets Holding A/S 3 mo. EURIBOR + 3.000%, 3.00%, 02/06/2025	701,131
$ 259,700	NFP Corp. 1 mo. USD LIBOR + 3.000%, 5.50%, 01/08/2024	249,052
445,900	RP Crown Parent LLC 1 mo. USD LIBOR + 2.750%, 5.25%, 10/12/2023	438,097
1,002,387	RPI Finance Trust 3 mo. USD LIBOR + 2.000%, 4.50%, 03/27/2023	991,321
375,667	SS&C Technologies Holdings Europe S.a.r.l. 1 mo. USD LIBOR + 2.250%, 4.75%, 04/16/2025	367,790
1,334,913	Worldpay LLC 3 mo. USD LIBOR + 1.750%, 4.22%, 08/09/2024	1,325,848

		7,662,158

	Electrical Components & Equipment - 0.0%
390,000	Lumentum Holdings 1 mo. USD LIBOR + 2.500%, 5.00%, 08/07/2025	383,175

	Electronics - 0.1%
780,000	Resideo Funding Inc. 3 mo. USD LIBOR + 2.000%, 4.63%, 10/24/2025	778,050

	Energy-Alternate Sources - 0.3%
557,489	AES Corp. 3 mo. USD LIBOR + 1.750%, 4.46%, 05/31/2022	554,935
1,537,275	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 3.500%, 6.24%, 10/31/2024	1,519,658
361,350	Medallion Midland Acquisition LLC 1 mo. USD LIBOR + 3.250%, 5.75%, 10/30/2024	346,596
813,400	TEX Operations Co. LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 08/04/2023	799,727
486,925	Vistra Energy Corp. 1 mo. USD LIBOR + 2.000%, 4.51%, 12/31/2025	477,323

		3,698,239

	Engineering & Construction - 0.2%
1,970,000	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.96%, 06/21/2024	1,885,211

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 912,280	DAE Aviation Holdings, Inc. 1 mo. ICE LIBOR + 4.000%, 0.00%, 01/23/2026(11)	$908,367

		2,793,578

	Entertainment - 0.3%
479,586	CityCenter Holdings LLC 1 mo. USD LIBOR + 2.500%, 4.75%, 04/18/2024	470,335
974,847	Hilton Worldwide Finance LLC 1 mo. USD LIBOR + 1.750%, 4.26%, 10/25/2023	963,519
515,120	Scientific Games International, Inc. 2 mo. USD LIBOR + 2.750%, 5.25%, 08/14/2024	498,806
1,012,463	Wyndham Hotels & Resorts, Inc. 1 mo. USD LIBOR + 1.750%, 4.25%, 05/30/2025	994,562

		2,927,222

	Environmental Control - 0.3%
1,148,155	Advanced Disposal Services, Inc. 1 Week USD LIBOR + 2.250%, 4.66%, 11/10/2023	1,134,342
1,738,625	Clean Harbors, Inc. 1 mo. USD LIBOR + 1.750%, 4.25%, 06/28/2024	1,719,065
EUR 527,350	Fluidra Finco SLU 1 mo. EURIBOR + 2.750%, 2.75%, 07/02/2025	602,156

		3,455,563

	Food - 0.3%
$ 233,825	CHG PPC Parent LLC 1 mo. USD LIBOR + 2.750%, 5.25%, 03/31/2025	228,564
483,781	IRB Holding Corp 1 mo. USD LIBOR + 3.250%, 5.76%, 02/05/2025	470,342
1,414,769	JBS USA LLC 3 mo. USD LIBOR + 2.500%, 5.26%, 10/30/2022	1,399,079
1,166,645	Post Holdings, Inc. 1 mo. USD LIBOR + 2.000%, 4.52%, 05/24/2024	1,150,604

		3,248,589

	Food Service - 0.1%
355,000	8th Avenue Food & Provisions, Inc. 3 mo. USD LIBOR + 3.750%, 6.25%, 10/01/2025	354,113
554,934	Aramark Services, Inc. 3 mo. USD LIBOR + 1.750%, 4.25%, 03/11/2025	550,772

		904,885

	Gas - 0.1%
590,000	Messer Industries GmbH 1 mo. USD LIBOR + 2.500%, 0.00%, 10/01/2025(11)	576,725
EUR 150,000	3 mo. EURIBOR + 2.750% , 0.00%, 10/01/2025(11)	171,475

		748,200

	Healthcare-Products - 0.1%
$600,000	Avantor, Inc. 1 mo. USD LIBOR + 4.000%, 6.57%, 11/21/2024	597,450
483,875	Parexel International Corp. 1 mo. USD LIBOR + 2.750%, 5.25%, 09/27/2024	457,262
483,863	Revlon Consumer Products Corp. 1 mo. USD LIBOR + 3.500%, 6.21%, 09/07/2023	342,062

		1,396,774

	Healthcare-Services - 0.8%
290,000	Agiliti Health, Inc UNFND + 1.500%, 1.50%, 01/04/2026(11)(12)	288,188
1,330,000	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.750%, 6.25%, 10/10/2025	1,250,865
672,189	Gentiva Health Services, Inc. 1 mo. USD LIBOR + 3.750%, 6.25%, 07/02/2025	667,147
EUR 592,025	IQVIA, Inc. 3 mo. EURIBOR + 2.000%, 2.50%, 06/11/2025	676,364
$ 572,089	Jaguar Holding Co. 3 mo. USD LIBOR + 2.500%, 5.00%, 08/18/2022	559,933

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 1,777,507	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 2.750%, 5.55%, 06/07/2023	$1,718,067
484,872	Surgery Center Holdings, Inc. 1 mo. USD LIBOR + 3.250%, 5.75%, 09/02/2024	471,417
969,169	Syneos Health, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 08/01/2024	951,801
1,115,138	Team Health Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 02/06/2024	1,000,836
483,778	U.S. Renal Care, Inc. 3 mo. USD LIBOR + 4.250%, 7.05%, 12/30/2022	472,139
1,540,000	Universal Health Services, Inc. 1 mo. USD LIBOR + 1.750%, 4.25%, 10/31/2025	1,536,150

		9,592,907

	Household Products - 0.1%
608,850	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 5.74%, 09/06/2024	572,702
140,317	Prestige Brands, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 01/26/2024	138,213

		710,915

	Insurance - 0.6%
	Asurion LLC
2,536,728	1 mo. USD LIBOR + 3.000%, 5.50%, 08/04/2022	2,494,137
896,016	1 mo. USD LIBOR + 3.000%, 5.50%, 11/03/2023	880,972
865,000	1 mo. USD LIBOR + 6.500%, 9.00%, 08/04/2025	869,325
238,200	Genworth Holdings, Inc. 1 mo. USD LIBOR + 4.500%, 7.01%, 03/07/2023	237,604
1,378,075	Hub International Ltd. 2 mo. USD LIBOR + 2.750%, 5.51%, 04/25/2025	1,326,824
1,435,000	Sedgwick Claims Management Services, Inc. 1 mo. USD LIBOR + 3.250%, 5.75%, 12/31/2025	1,396,729

		7,205,591

	IT Services - 0.2%
1,890,263	Science Applications International Corp. 1 mo. ICE LIBOR + 0.017%, 4.25%, 10/31/2025	1,860,340

	Leisure Time - 0.7%
2,993,153	Caesars Resort Collection LLC 1 mo. USD LIBOR + 2.750%, 5.25%, 12/22/2024	2,948,645
2,733,990	Delta (LUX) S.a.r.l. 1 mo. USD LIBOR + 2.500%, 5.00%, 02/01/2024	2,625,779
910,562	Eldorado Resorts LLC 2 mo. USD LIBOR + 2.250%, 4.81%, 04/17/2024	898,615
1,673,100	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 5.51%, 10/21/2024	1,640,692
520,000	Penn National Gaming, Inc. 3 mo. USD LIBOR + 2.250%, 4.76%, 10/15/2025	512,741

		8,626,472

	Lodging - 0.6%
1,149,972	Boyd Gaming Corp. 1 Week USD LIBOR + 2.250%, 4.66%, 09/15/2023	1,133,447
1,707,750	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.000%, 4.50%, 10/06/2024	1,671,460
695,738	Four Seasons Hotels Ltd. 1 mo. USD LIBOR + 2.000%, 4.50%, 11/30/2023	683,708
148,875	Las Vegas Sands LLC 1 mo. USD LIBOR + 1.750%, 4.25%, 03/27/2025	145,960
1,701,121	Station Casinos LLC 1 mo. USD LIBOR + 2.500%, 5.00%, 06/08/2023	1,678,582
1,600,000	Wynn Resorts, Limited 1 mo. USD LIBOR + 2.250%, 4.75%, 10/30/2024	1,557,712

		6,870,869

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Machinery-Construction & Mining - 0.1%
$ 1,040,000	Brookfield WEC Holdings, Inc. 1 mo. USD LIBOR + 3.750%, 6.25%, 08/01/2025	$ 1,033,874
299,636	Pike Corp. 1 mo. USD LIBOR + 3.500%, 6.00%, 03/23/2025	298,639

		1,332,513

	Machinery-Diversified - 0.2%
1,008,859	Gardner Denver, Inc. 3 mo. USD LIBOR + 2.750%, 5.25%, 07/30/2024	1,001,928
1,045,107	Gates Global LLC 3 mo. USD LIBOR + 2.750%, 5.25%, 04/01/2024	1,021,947

		2,023,875

	Media - 2.0%
837,922	Advantage Sales & Marketing, Inc. 1 mo. USD LIBOR + 3.250%, 5.75%, 07/23/2021	734,019
859,125	Altice Financing S.A. 3 mo. USD LIBOR + 2.750%, 5.25%, 01/31/2026	795,404
1,643,942	Charter Communications Operating LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 04/30/2025	1,620,022
	CSC Holdings LLC
930,919	1 mo. USD LIBOR + 2.250%, 4.76%, 07/17/2025	900,375
1,250,000	1 mo. ICE LIBOR + 2.250%, 4.76%, 01/15/2026	1,203,125
550,838	1 mo. USD LIBOR + 2.500%, 5.01%, 01/25/2026	537,524
1,405,000	Gray Television, Inc. 1 mo. ICE LIBOR + 2.500%, 5.02%, 01/02/2026	1,384,515
669,938	Lamar Media Corp. 1 mo. USD LIBOR + 1.750%, 4.31%, 03/14/2025	668,263
72,048	Mission Broadcasting, Inc. 1 mo. ICE LIBOR + 2.250%, 0.00%, 01/17/2024(11)	69,617
525,000	MTN Infrastructure TopCo, Inc. 1 mo. USD LIBOR + 3.000%, 5.50%, 11/15/2024	516,731
416,755	Nexstar Broadcasting, Inc. 1 mo. ICE LIBOR + 2.250%, 0.00%, 01/17/2024(11)	402,690
	Numericable Group S.A.
722,138	1 mo. USD LIBOR + 2.750%, 5.25%, 07/31/2025	664,366
1,695,562	3 mo. USD LIBOR + 3.688%, 6.20%, 01/31/2026	1,584,147
1,196,957	PSAV Holdings LLC 3 mo. USD LIBOR + 3.250%, 5.88%, 03/01/2025	1,142,101
511,756	Shutterfly, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 08/17/2024	498,747
1,950,000	Telenet Financing USD LLC 1 mo. USD LIBOR + 2.250%, 4.76%, 08/15/2026	1,895,556
1,468,514	Tribune Media Co. 1 mo. USD LIBOR + 3.000%, 5.50%, 01/27/2024	1,459,336
	Unitymedia Finance LLC
1,500,000	1 mo. USD LIBOR + 2.000%, 4.51%, 06/01/2023	1,474,995
1,125,000	1 mo. USD LIBOR + 2.250%, 4.76%, 09/30/2025	1,106,539
820,000	1 mo. USD LIBOR + 2.250%, 4.76%, 01/15/2026	806,470
832,911	UPC Financing Partnership 1 mo. USD LIBOR + 2.500%, 5.01%, 01/15/2026	819,377
2,325,000	Virgin Media Bristol LLC 1 mo. USD LIBOR + 2.500%, 5.01%, 01/15/2026	2,280,290
970,000	Ziggo Secured Finance Partnership 1 mo. USD LIBOR + 2.500%, 5.01%, 04/15/2025	937,165

		23,501,374

	Metal Fabricate/Hardware - 0.0%
574,278	Rexnord LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 08/21/2024	568,943

	Miscellaneous Manufacturing - 0.2%
$ 1,160,278	H.B. Fuller Co. 1 mo. USD LIBOR + 2.000%, 4.50%, 10/20/2024	1,137,073

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 1,733,584	USI, Inc. 3 mo. USD LIBOR + 3.000%, 5.80%, 05/16/2024	$1,659,906

		2,796,979

	Oil & Gas - 0.2%
512,200	BCP Raptor LLC 2 mo. USD LIBOR + 4.250%, 6.87%, 06/24/2024	488,127
730,000	California Resources Corp. 1 mo. USD LIBOR + 4.750%, 7.25%, 12/31/2022	714,181
783,038	Grizzly Acquisitions, Inc. 1 mo. USD LIBOR + 3.250%, 6.05%, 10/01/2025	778,308
698,250	Traverse Midstream Partners LLC 3 mo. USD LIBOR + 4.000%, 6.60%, 09/27/2024	693,739

		2,674,355

	Oil & Gas Services - 0.1%
1,173,407	Crosby U.S. Acquisition Corp. 3 mo. USD LIBOR + 3.000%, 5.50%, 11/23/2020	1,085,402

	Packaging & Containers - 0.6%
249,373	Berlin Packaging LLC 1 mo. USD LIBOR + 3.000%, 0.00%, 11/07/2025(11)	239,398
	Berry Global, Inc.
937,245	3 mo. USD LIBOR + 1.750%, 4.27%, 02/08/2020	932,212
968,010	1 mo. USD LIBOR + 2.000%, 4.52%, 10/01/2022	957,729
	Crown Americas LLC
EUR 308,452	1 mo. EURIBOR + 2.375%, 2.38%, 04/03/2025	353,110
$ 228,068	1 Week USD LIBOR + 2.000%, 4.51%, 04/03/2025	227,954
	Flex Acquisition Co., Inc.
962,850	3 mo. USD LIBOR + 3.000%, 5.52%, 12/29/2023	932,357
412,925	1 mo. USD LIBOR + 3.250%, 5.77%, 06/29/2025	400,744
247,500	Multi Color Corp. 1 mo. USD LIBOR + 2.000%, 4.50%, 10/31/2024	241,778
1,009,813	Plastipak Packaging, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 10/14/2024	983,729
2,207,052	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 02/05/2023	2,173,748

		7,442,759

	Pharmaceuticals - 0.3%
1,275,313	Bausch Health Companies Inc. 1 mo. USD LIBOR + 2.750%, 5.26%, 11/27/2025	1,256,578
1,467,650	Endo Luxembourg Finance Co. S.a r.l. 1 mo. USD LIBOR + 4.250%, 6.75%, 04/29/2024	1,451,755
524,008	IQVIA, Inc. 3 mo. USD LIBOR + 2.000%, 4.80%, 03/07/2024	519,030
754,303	Valeant Pharmaceuticals International, Inc. 1 mo. USD LIBOR + 3.000%, 5.51%, 06/02/2025	745,561

		3,972,924

	Real Estate - 0.2%
1,099,870	KFC Holding Co. 1 mo. USD LIBOR + 1.750%, 4.26%, 04/03/2025	1,088,871
1,345,909	VICI Properties LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 12/20/2024	1,320,256

		2,409,127

	REITS - 0.2%
2,071,425	MGM Growth Properties Operating Partnership L.P. 1 mo. USD LIBOR + 2.000%, 4.50%, 03/21/2025	2,036,791

	Retail - 1.1%
2,628,188	American Builders & Contractors Supply Co., Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 10/31/2023	2,561,169
1,196,304	B.C. Unlimited Liability Co. 1 mo. USD LIBOR + 2.250%, 4.75%, 02/16/2024	1,175,368
1,798,386	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 7.50%, 09/25/2024	1,775,906

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 500,000	Belron Finance U.S. LLC 1 mo. USD LIBOR + 2.500%, 5.12%, 11/13/2025	$493,125
	Coty Inc.
EUR 791,025	1 mo. EURIBOR + 2.500%, 2.50%, 04/07/2025	871,174
$ 1,549,649	1 mo. USD LIBOR + 2.250%, 4.77%, 04/07/2025	1,470,229
1,035,929	Michaels Stores, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 01/30/2023	1,022,980
987,930	Neiman Marcus Group Ltd. LLC 1 mo. USD LIBOR + 3.250%, 5.76%, 10/25/2020	873,824
680,393	PetSmart, Inc. 1 mo. USD LIBOR + 3.000%, 5.52%, 03/11/2022	568,672
866,250	Staples, Inc. 3 mo. USD LIBOR + 4.000%, 6.54%, 09/12/2024	850,224
1,186,041	U.S. Foods, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 06/27/2023	1,165,285

		12,827,956

	Semiconductors - 0.3%
1,525,000	Entegris, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 11/01/2025	1,507,844
530,591	Integrated Device Technology, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 04/04/2024	527,938
831,987	Microchip Technology, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 05/29/2025	817,427
570,719	ON Semiconductor Corp. 1 mo. USD LIBOR + 1.750%, 4.25%, 03/31/2023	562,666

		3,415,875

	Software - 1.7%
1,037,094	Almonde, Inc. 3 mo. USD LIBOR + 3.500%, 6.30%, 06/13/2024	993,671
1,618,312	Aristocrat Technologies, Inc. 3 mo. USD LIBOR + 1.750%, 4.53%, 10/19/2024	1,586,755
996,575	CDW LLC 3 mo. USD LIBOR + 1.750%, 4.25%, 08/17/2023	991,124
1,443,750	Change Healthcare Holdings LLC 1 mo. USD LIBOR + 2.750%, 5.25%, 03/01/2024	1,411,988
1,004,551	Dell, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 09/07/2023	989,854
	First Data Corp.
2,464,122	1 mo. USD LIBOR + 2.000%, 4.52%, 07/08/2022	2,453,452
824,950	1 mo. USD LIBOR + 2.000%, 4.52%, 04/26/2024	821,600
1,660,221	Global Payments, Inc. 1 mo. USD LIBOR + 1.750%, 4.25%, 04/21/2023	1,629,607
1,515,247	Go Daddy Operating Co. LLC 1 mo. USD LIBOR + 2.250%, 4.75%, 02/15/2024	1,494,685
330,721	Hyland Software, Inc. 1 mo. USD LIBOR + 3.500%, 6.00%, 07/01/2024	326,055
561,489	Infor U.S., Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 02/01/2022	557,699
120,155	MA FinanceCo. LLC 1 mo. USD LIBOR + 2.500%, 5.00%, 06/21/2024	116,049
811,435	Seattle Spinco, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 06/21/2024	783,708
2,268,433	SS&C Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 4.75%, 04/16/2025	2,222,440
822,475	Verint Systems Inc. 1 mo. USD LIBOR + 2.000%, 4.52%, 06/28/2024	813,222
295,000	Web.com Group, Inc. 3 mo. USD LIBOR + 3.750%, 6.27%, 10/10/2025	284,675
2,174,250	WEX, Inc. 1 mo. USD LIBOR + 2.250%, 4.75%, 06/30/2023	2,138,918

		19,615,502

	Telecommunications - 0.8%
550,000	CenturyLink, Inc. 1 mo. USD LIBOR + 2.750%, 0.00%, 01/31/2025(11)	525,079

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 1,745,625	Ciena Corp. 1 mo. USD LIBOR + 2.000%, 4.50%, 09/26/2025	$1,732,533
1,993,500	Level 3 Financing, Inc. 1 mo. USD LIBOR + 2.250%, 4.76%, 02/22/2024	1,956,122
3,002,311	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 02/02/2024	2,931,006
1,919,325	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 03/15/2024	1,783,782
708,419	Zayo Group LLC 1 mo. USD LIBOR + 2.250%, 4.75%, 01/19/2024	701,689

		9,630,211

	Transportation - 0.0%
495,638	Savage Enterprises LLC 1 mo. USD LIBOR + 4.500%, 7.02%, 08/01/2025	494,091

	Total Senior Floating Rate Interests (cost $207,026,395)	$202,543,572

U.S. Government Agencies - 9.7%
	Mortgage-Backed Agencies - 9.7%
	FHLMC - 2.8%
$ 5,000,000	1.13%, 08/12/2021	$4,842,910
8,031,567	1.25%, 07/15/2031	7,711,470
2,354,107	1.50%, 01/15/2027	2,269,984
11,180,441	1.57%, 07/25/2021(2)(7)	363,047
4,269,133	2.00%, 09/15/2041	4,111,357
6,303,978	3.00%, 04/01/2031	6,314,143
813,317	3.50%, 04/01/2027	828,466
874,452	3.50%, 09/15/2043	893,344
2,700,687	3.75%, 05/15/2039(4)	2,748,034
2,355,403	3.82%, 05/25/2048(1)(2)	2,354,282

		32,437,037

	FNMA - 5.5%
$ 7,318,288	2.00%, 04/25/2034	$7,169,150
2,679,133	2.00%, 07/25/2039	2,617,112
12,001,772	2.50%, 03/25/2035	11,714,773
1,929,942	3.00%, 08/01/2027	1,940,342
4,149,674	3.00%, 12/01/2030	4,158,080
1,453,885	3.00%, 02/01/2031	1,456,829
2,748,944	3.00%, 03/01/2031	2,754,508
8,892,034	3.00%, 02/25/2043	8,888,666
584,254	3.00%, 04/25/2043	587,322
3,922,751	3.00%, 05/25/2047	3,903,914
1,587,660	3.50%, 11/01/2026	1,617,553
3,791,936	3.50%, 12/01/2026	3,870,460
523,364	3.50%, 12/01/2028	535,027
5,600,000	3.50%, 02/01/2034(13)	5,704,562
6,840,148	3.50%, 10/25/2035	6,942,555

		63,860,853

	GNMA - 1.4%
$ 2,096,256	1.75%, 03/20/2039	$2,054,890
4,973,276	2.00%, 05/20/2046	4,758,881
10,080,354	2.50%, 10/20/2041	9,954,266
201,452	5.00%, 08/20/2039	212,407

		16,980,444

		113,278,334

	Total U.S. Government Agencies (cost $112,762,831)	$113,278,334

U.S. Government Securities - 3.4%
	U.S. Treasury Securities - 3.4%
	U.S. Treasury Notes - 3.4%
20,000,000	1.63%, 11/30/2020	19,691,406

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 20,000,000	2.00%, 01/31/2020		$19,892,188

			39,583,594

			39,583,594

	Total U.S. Government Securities (cost $39,559,791)		$39,583,594

	Total Long-Term Investments (cost $1,179,386,355)		$1,170,437,538

Short-Term Investments - 1.1%
	Other Investment Pools & Funds - 0.4%
5,024,593	Fidelity Institutional Government Fund, Institutional Class, 2.31%(14)		5,024,593

	Securities Lending Collateral - 0.7%
393,241	Citibank NA DDCA, 2.39%, 2/1/2019(14)		393,241
4,368,215	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(14)		4,368,215
1,739,739	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(14)		1,739,739
238,659	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(14)		238,659
1,019,266	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(14)		1,019,266
105,688	Western Asset Institutional Government Class A Fund, Institutional Class, 2.25%(14)		105,688

			7,864,808

	Total Short-Term Investments (cost $12,889,401)		$12,889,401

	Total Investments (cost $1,192,275,756)	101.4%	$1,183,326,939
	Other Assets and Liabilities	(1.4)%	(16,631,743)

	Total Net Assets	100.0%	$1,166,695,196

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $372,023,742, representing 31.9% of net assets.

(2)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2019.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2019, the aggregate fair value of these securities was $3,928,577, which represented 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(6)	Investment valued using significant unobservable inputs.
(7)	Securities disclosed are interest-only strips.
(8)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(9)	Security is a zero-coupon bond.

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

(10)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2019.

(11)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(12)

This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2019, the aggregate value of the unfunded commitment was $288,188, which rounds to zero percent of total net assets.

(13)	Represents or includes a TBA transaction.
(14)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2019

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	497	03/29/2019	$105,527,078	$749,482

Short position contracts:
U.S. Treasury 5-Year Note Future	849	03/29/2019	$97,515,609	$(1,732,976)
U.S. Treasury 10-Year Note Future	155	03/20/2019	18,982,656	(517,540)
U.S. Treasury Long Bond Future	7	03/20/2019	1,026,813	(53,349)

Total				$(2,303,865)

Total futures contracts				$(1,554,383)

Foreign Currency Contracts Outstanding at January 31, 2019

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
9,333,399	USD	8,220,000	EUR	GSC	02/28/19	$ —	$ (97,403)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
GSC	Goldman Sachs & Co.

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Index Abbreviations:
ICE	Intercontinental Exchange, Inc.

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

The Hartford Short Duration Fund

Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$194,160,014	$—	$190,231,437	$3,928,577
Corporate Bonds	605,283,338	—	605,283,338	—
Foreign Government Obligations	4,728,070	—	4,728,070	—
Municipal Bonds	10,860,616	—	10,860,616	—
Senior Floating Rate Interests	202,543,572	—	202,543,572	—
U.S. Government Agencies	113,278,334	—	113,278,334	—
U.S. Government Securities	39,583,594	—	39,583,594	—
Short-Term Investments	12,889,401	12,889,401	—	—
Futures Contracts(2)	749,482	749,482	—	—

Total	$1,184,076,421	$13,638,883	$1,166,508,961	$3,928,577

Liabilities
Foreign Currency Contracts(2)	$(97,403)	$—	$(97,403)	$—
Futures Contracts(2)	(2,303,865)	(2,303,865)	—	—

Total	$(2,401,268)	$(2,303,865)	$(97,403)	$—

(1)	For the period ended January 31, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2019 is not presented.

Hartford Small Cap Value Fund

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.5%
	Automobiles & Components - 2.0%
55,172	Cooper Tire & Rubber Co.	$1,942,054

	Banks - 18.5%
63,041	Bank OZK	1,912,664
71,913	Cadence Bancorp	1,348,369
119,865	FNB Corp.	1,396,427
45,767	Great Western Bancorp, Inc.	1,615,117
92,655	Hilltop Holdings, Inc.	1,705,779
95,509	OFG Bancorp	1,850,964
85,595	Opus Bank	1,788,936
122,477	Radian Group, Inc.	2,356,458
90,721	Umpqua Holdings Corp.	1,603,947
100,986	United Financial Bancorp, Inc.	1,495,603
58,558	Univest Financial Corp.	1,375,527

		18,449,791

	Capital Goods - 11.3%
35,842	Argan, Inc.	1,513,249
139,855	Briggs & Stratton Corp.	1,801,332
71,626	JELD-WEN Holding, Inc.*	1,277,808
43,213	Kennametal, Inc.	1,623,944
65,028	nVent Electric plc	1,627,001
201,428	REV Group, Inc.(1)	1,673,867
94,673	Triumph Group, Inc.	1,689,913

		11,207,114

	Commercial & Professional Services - 6.0%
29,880	Deluxe Corp.	1,403,464
42,636	Kforce, Inc.	1,398,887
80,222	Knoll, Inc.	1,617,275
31,093	McGrath RentCorp.	1,567,087

		5,986,713

	Consumer Durables & Apparel - 5.6%
121,911	Nautilus, Inc.*	915,552
27,476	Sturm Ruger & Co., Inc.	1,496,892
36,004	Tempur Sealy International, Inc.*	1,908,932
45,550	Tupperware Brands Corp.	1,242,149

		5,563,525

	Consumer Services - 3.3%
34,039	Adtalem Global Education, Inc.*	1,664,507
82,094	Carriage Services, Inc.	1,596,728

		3,261,235

	Diversified Financials - 4.8%
65,248	Greenhill & Co., Inc.	1,635,115
130,773	Navient Corp.	1,490,812
55,519	PRA Group, Inc.*	1,638,366

		4,764,293

	Food, Beverage & Tobacco - 1.9%
160,005	Hostess Brands, Inc.*	1,838,457

	Health Care Equipment & Services - 3.8%
172,426	Allscripts Healthcare Solutions, Inc.*	2,032,902
50,562	Natus Medical, Inc.*	1,705,962

		3,738,864

	Household & Personal Products - 1.7%
42,971	Edgewell Personal Care Co.*	1,695,206

	Insurance - 4.7%
196,159	Lancashire Holdings Ltd.	1,452,564
175,327	MBIA, Inc.*	1,684,892

Hartford Small Cap Value Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

143,263	Third Point Reinsurance Ltd.*	$1,505,694

		4,643,150

	Materials - 3.4%
33,080	Compass Minerals International, Inc.	1,728,430
52,942	Schweitzer-Mauduit International, Inc.	1,697,321

		3,425,751

	Media & Entertainment - 3.6%
250,604	Entercom Communications Corp. Class A	1,836,927
148,798	TEGNA, Inc.	1,746,889

		3,583,816

	Pharmaceuticals, Biotechnology & Life Sciences - 1.6%
58,142	Myriad Genetics, Inc.*	1,639,023

	Real Estate - 5.4%
79,621	CoreCivic, Inc. REIT	1,582,069
85,283	Outfront Media, Inc. REIT	1,769,622
64,347	Pebblebrook Hotel Trust REIT	2,062,322

		5,414,013

	Retailing - 3.4%
110,506	Michaels Cos., Inc.*	1,531,613
9,971	Stamps.com, Inc.*	1,855,404

		3,387,017

	Semiconductors & Semiconductor Equipment - 7.1%
94,492	Ichor Holdings Ltd.*(1)	1,943,700
42,197	Silicon Motion Technology Corp. ADR	1,644,417
105,064	Tower Semiconductor Ltd.*	1,564,403
86,878	Xperi Corp.	1,861,796

		7,014,316

	Software & Services - 7.6%
49,164	Cardtronics plc Class A*	1,330,869
48,482	CSG Systems International, Inc.	1,754,564
52,885	EVERTEC, Inc.	1,463,328
125,683	TiVo Corp.	1,398,852
103,343	Travelport Worldwide Ltd.	1,618,351

		7,565,964

	Technology Hardware & Equipment - 2.8%
279,047	Avid Technology, Inc.*	1,328,264
38,615	Plantronics, Inc.	1,497,876

		2,826,140

	Total Common Stocks (cost $99,598,705)	$97,946,442

	Total Long-Term Investments (cost $99,598,705)	$97,946,442

Short-Term Investments - 6.6%
	Other Investment Pools & Funds - 3.2%
3,237,855	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.29%(2)	3,237,855

	Securities Lending Collateral - 3.4%
168,492	Citibank NA DDCA, 2.39%, 2/1/2019(2)	168,492
1,871,652	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(2)	1,871,652
745,427	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(2)	745,427
102,258	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(2)	102,258
436,726	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(2)	436,726

Hartford Small Cap Value Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

45,284	Western Asset Institutional Government Class A Fund, Institutional Class, 2.25%(2)		$45,284

			3,369,839

	Total Short-Term Investments (cost $6,607,694)		$6,607,694

	Total Investments (cost $106,206,399)	105.1%	$104,554,136
	Other Assets and Liabilities	(5.1)%	(5,069,344)

	Total Net Assets	100.0%	$99,484,792

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Small Cap Value Fund

Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$1,942,054	$1,942,054	$—	$—
Banks	18,449,791	18,449,791	—	—
Capital Goods	11,207,114	11,207,114	—	—
Commercial & Professional Services	5,986,713	5,986,713	—	—
Consumer Durables & Apparel	5,563,525	5,563,525	—	—
Consumer Services	3,261,235	3,261,235	—	—
Diversified Financials	4,764,293	4,764,293	—	—
Food, Beverage & Tobacco	1,838,457	1,838,457	—	—
Health Care Equipment & Services	3,738,864	3,738,864	—	—
Household & Personal Products	1,695,206	1,695,206	—	—
Insurance	4,643,150	3,190,586	1,452,564	—
Materials	3,425,751	3,425,751	—	—
Media & Entertainment	3,583,816	3,583,816	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,639,023	1,639,023	—	—
Real Estate	5,414,013	5,414,013	—	—
Retailing	3,387,017	3,387,017	—	—
Semiconductors & Semiconductor Equipment	7,014,316	7,014,316	—	—
Software & Services	7,565,964	7,565,964	—	—
Technology Hardware & Equipment	2,826,140	2,826,140	—	—
Short-Term Investments	6,607,694	6,607,694	—	—

Total	$104,554,136	$103,101,572	$1,452,564	$—

(1) For the period ended January 31, 2019, there were no transfers in and out of Level 3.

The Hartford Small Company Fund

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.6%
	Automobiles & Components - 0.5%
31,260	LCI Industries	$2,577,074

	Banks - 5.3%
160,217	BancorpSouth Bank	4,675,132
140,463	CenterState Bank Corp.	3,483,482
367,065	MGIC Investment Corp.*	4,580,971
319,850	Sterling Bancorp	6,153,914
58,236	Texas Capital Bancshares, Inc.*	3,393,412
149,651	Union Bankshares Corp.	4,722,986

		27,009,897

	Capital Goods - 7.4%
316,637	Actuant Corp. Class A	7,247,821
34,443	Axon Enterprise, Inc.*	1,756,937
143,149	EnerSys	12,204,884
187,043	ITT, Inc.	9,830,980
264,048	Rexnord Corp.*	6,904,855

		37,945,477

	Commercial & Professional Services - 4.0%
131,882	Brink’s Co.	9,765,862
10,771	CoStar Group, Inc.*	4,208,660
144,554	TriNet Group, Inc.*	6,600,336

		20,574,858

	Consumer Durables & Apparel - 6.7%
103,187	Carter’s, Inc.	8,554,202
152,918	Century Communities, Inc.*	3,587,456
59,839	iRobot Corp.*(1)	5,372,944
110,883	Roku, Inc.*(1)	4,984,191
280,694	Skyline Champion Corp.	5,069,334
26,151	Under Armour, Inc. Class A*	542,372
325,652	Under Armour, Inc. Class C*	6,167,849

		34,278,348

	Consumer Services - 6.3%
185,585	Boyd Gaming Corp.	5,070,182
580,284	DraftKings, Inc.*(2)(3)(4)	1,479,469
51,504	Grand Canyon Education, Inc.*	4,786,782
112,723	Marriott Vacations Worldwide Corp.	9,980,494
182,187	Planet Fitness, Inc. Class A*	10,552,271
7,850	Wingstop, Inc.	515,353

		32,384,551

	Diversified Financials - 0.9%
60,464	Green Dot Corp. Class A*	4,475,545

	Energy - 1.6%
331,889	Centennial Resource Development, Inc. Class A*	4,370,978
119,972	Viper Energy Partners L.P.	3,804,312

		8,175,290

	Food & Staples Retailing - 1.4%
215,452	Performance Food Group Co.*	7,359,840

	Food, Beverage & Tobacco - 1.3%
95,145	MGP Ingredients, Inc.(1)	6,830,460

	Health Care Equipment & Services - 15.9%
47,254	Amedisys, Inc.*	6,197,835
15,678	DexCom, Inc.*	2,211,068
139,454	Globus Medical, Inc. Class A*	6,282,403
70,705	Haemonetics Corp.*	6,993,432
92,347	Hill-Rom Holdings, Inc.	9,236,547
279,394	HMS Holdings Corp.*	8,379,026
162,392	Insulet Corp.*	13,184,606
149,383	Merit Medical Systems, Inc.*	8,444,621

The Hartford Small Company Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

143,493	Omnicell, Inc.*	$9,345,699
53,416	Penumbra, Inc.*	7,772,562
49,042	Teladoc Health, Inc.*	3,148,496

		81,196,295

	Insurance - 0.8%
105,440	James River Group Holdings Ltd.	4,066,821

	Materials - 3.9%
169,562	Cabot Corp.	7,950,762
178,863	Carpenter Technology Corp.	8,453,066
36,713	Ingevity Corp.*	3,453,592

		19,857,420

	Pharmaceuticals, Biotechnology & Life Sciences - 12.0%
183,974	Abeona Therapeutics, Inc.*(1)	1,249,184
75,614	Aerie Pharmaceuticals, Inc.*	3,555,370
234,153	Amicus Therapeutics, Inc.*	2,819,202
95,796	Arena Pharmaceuticals, Inc.*	4,403,742
83,254	CytomX Therapeutics, Inc.*	1,413,653
102,428	Exact Sciences Corp.*	9,226,714
87,870	G1 Therapeutics, Inc.*	1,879,539
38,540	Galapagos N.V. ADR*	3,955,746
114,455	Heron Therapeutics, Inc.*	3,078,840
155,735	Karyopharm Therapeutics, Inc.*	1,319,075
65,453	MyoKardia, Inc.*	2,708,445
160,591	Nightstar Therapeutics plc ADR*	2,188,855
55,159	PRA Health Sciences, Inc.*	5,845,199
133,004	Ra Pharmaceuticals, Inc.*	2,730,572
112,100	Revance Therapeutics, Inc.*	1,935,967
112,858	Rhythm Pharmaceuticals, Inc.*	3,002,023
18,350	Sage Therapeutics, Inc.*	2,616,527
167,343	Sangamo Therapeutics, Inc.*(1)	1,956,240
110,526	Syneos Health, Inc.*	5,641,247

		61,526,140

	Real Estate - 4.2%
127,538	Agree Realty Corp. REIT	8,421,334
165,702	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	3,743,208
126,328	NexPoint Residential Trust, Inc. REIT	4,725,930
242,541	Xenia Hotels & Resorts, Inc. REIT	4,552,495

		21,442,967

	Retailing - 6.5%
3,136,600	Allstar Co.*(2)(3)(4)	658,686
57,536	Etsy, Inc.*	3,144,342
47,764	Five Below, Inc.*	5,909,840
111,690	Floor & Decor Holdings, Inc. Class A*(1)	3,829,850
39,378	RH*(1)	5,350,289
108,424	Sleep Number Corp.*	3,903,264
26,907	Tory Burch LLC*(2)(3)(4)	1,498,476
79,812	Wayfair, Inc. Class A*(1)	8,736,222

		33,030,969

	Semiconductors & Semiconductor Equipment - 2.0%
200,066	Entegris, Inc.	6,612,182
225,653	Tower Semiconductor Ltd.*	3,359,973

		9,972,155

	Software & Services - 15.0%
61,281	2U, Inc.*	3,483,825
29,509	EPAM Systems, Inc.*	4,174,933
83,147	Everbridge, Inc.*	5,143,474
36,796	Fair Isaac Corp.*	8,286,459
186,710	Five9, Inc.*	9,546,482
118,681	Globant S.A.*	8,022,836
51,165	Guidewire Software, Inc.*	4,434,982
36,622	HubSpot, Inc.*	5,797,629
81,296	LiveRamp Holdings, Inc.*(1)	3,531,498

The Hartford Small Company Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

230,954	Mimecast Ltd.*	$8,676,942
202,611	Pivotal Software, Inc. Class A*	3,746,278
40,096	Trade Desk, Inc. Class A*	5,720,897
25,969	Wix.com Ltd.*	2,839,710
46,708	Zendesk, Inc.*	3,154,191

		76,560,136

	Technology Hardware & Equipment - 2.0%
57,912	Zebra Technologies Corp. Class A*	10,053,523

	Telecommunication Services - 0.9%
187,944	Boingo Wireless, Inc.*	4,533,209

	Total Common Stocks (cost $465,596,048)	$503,850,975

Preferred Stocks - 0.8%
	Retailing - 0.3%
47,489	Honest Co., Inc. *(2)(3)(4)	1,744,746

	Software & Services - 0.5%
263,189	MarkLogic Corp. Series F*(2)(3)(4)	2,631,890

	Total Preferred Stocks (cost $5,229,589)	$4,376,636

Escrows - 0.0%(5)
	Software & Services - 0.0%
98,033	Veracode, Inc.*(2)(3)(4)	53,330

	Total Escrows (cost $ - )	$53,330

	Total Long-Term Investments (cost $470,825,637)	$508,280,941

Short-Term Investments - 2.8%
	Other Investment Pools & Funds - 0.6%
3,267,688	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(6)	3,267,688

	Securities Lending Collateral - 2.2%
548,081	Citibank NA DDCA, 2.39%, 2/1/2019(6)	548,081
6,088,227	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(6)	6,088,227
2,424,772	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(6)	2,424,772
332,632	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(6)	332,632
1,420,609	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(6)	1,420,609
147,304	Western Asset Institutional Government Class A Fund, Institutional Class, 2.25%(6)	147,304

		10,961,625

	Total Short-Term Investments (cost $14,229,313)	$14,229,313

The Hartford Small Company Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Total Investments (cost $485,054,950)	102.2%	$522,510,254
Other Assets and Liabilities	(2.2)%	(11,489,674)

Total Net Assets	100.0%	$511,020,580

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Investment valued using significant unobservable inputs.
(3)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2019, the aggregate fair value of these securities was $8,066,597, which represented 1.6% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $8,066,597 or 1.6% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value

08/2011	Allstar Co.	3,136,600	$1,364,479	$658,686
12/2014	DraftKings, Inc.	580,284	2,187,550	1,479,469
08/2015	Honest Co., Inc. Preferred	47,489	2,172,859	1,744,746
04/2015	MarkLogic Corp. Series F Preferred	263,189	3,056,730	2,631,890
11/2013	Tory Burch LLC	26,907	2,108,912	1,498,476
08/2014	Veracode, Inc.	98,033	—	53,330

			$10,890,530	$8,066,597

(5)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(6)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

The Hartford Small Company Fund

Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$2,577,074	$2,577,074	$—	$—
Banks	27,009,897	27,009,897	—	—
Capital Goods	37,945,477	37,945,477	—	—
Commercial & Professional Services	20,574,858	20,574,858	—	—
Consumer Durables & Apparel	34,278,348	34,278,348	—	—
Consumer Services	32,384,551	30,905,082	—	1,479,469
Diversified Financials	4,475,545	4,475,545	—	—
Energy	8,175,290	8,175,290	—	—
Food & Staples Retailing	7,359,840	7,359,840	—	—
Food, Beverage & Tobacco	6,830,460	6,830,460	—	—
Health Care Equipment & Services	81,196,295	81,196,295	—	—
Insurance	4,066,821	4,066,821	—	—
Materials	19,857,420	19,857,420	—	—
Pharmaceuticals, Biotechnology & Life Sciences	61,526,140	61,526,140	—	—
Real Estate	21,442,967	21,442,967	—	—
Retailing	33,030,969	30,873,807	—	2,157,162
Semiconductors & Semiconductor Equipment	9,972,155	9,972,155	—	—
Software & Services	76,560,136	76,560,136	—	—
Technology Hardware & Equipment	10,053,523	10,053,523	—	—
Telecommunication Services	4,533,209	4,533,209	—	—
Preferred Stocks	4,376,636	—	—	4,376,636
Escrows	53,330	—	—	53,330
Short-Term Investments	14,229,313	14,229,313	—	—

Total	$522,510,254	$514,443,657	$—	$8,066,597

(1) For the period ended January 31, 2019, there were no transfers in and out of Level 3.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended January 31, 2019:

	Common Stocks	Preferred Stocks	Escrows	Total
Beginning balance	$4,284,091	$4,346,678	$112,498	$8,743,267
Purchases	—	—	—	—
Sales	—	—	(65,743)	(65,743)
Accrued discounts/(premiums)	—	—	—	—
Total realized gain/(loss)	—	(291,935)	65,743	(226,192)
Net change in unrealized appreciation/depreciation	(647,460)	321,893	(59,168)	(384,735)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Ending balance	$3,636,631	$4,376,636	$53,330	$8,066,597

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at January 31, 2019 was $(617,502).

The Hartford Strategic Income Fund

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 13.1%
	Asset-Backed - Automobile - 0.3%
$ 1,370,000	Westlake Automobile Receivables Trust 3.28%, 12/15/2022(1)	$1,359,868

	Asset-Backed - Finance & Insurance - 4.2%
250,000	Apidos CLO 3 mo. USD LIBOR + 3.000%, 5.76%, 01/19/2025(1)(2)	249,632
136,711	Avery Point CLO Ltd. 3 mo. USD LIBOR + 1.120%, 3.90%, 01/18/2025(1)(2)	136,625
	Bayview Opportunity Master Fund Trust
261,092	3.35%, 11/28/2032(1)(3)	260,284
75,811	3.50%, 01/28/2055(1)(4)	75,185
126,171	3.50%, 06/28/2057(1)(4)	125,113
155,482	3.50%, 01/28/2058(1)(4)	154,019
207,355	3.60%, 02/25/2033(1)(3)	206,940
70,287	4.00%, 11/28/2053(1)(4)	70,561
136,985	4.00%, 10/28/2064(1)(4)	137,420
1,246,000	Bellemeade Re Ltd. 1 mo. USD LIBOR + 1.200%, 3.71%, 10/25/2027(1)(2)	1,243,643
500,183	Civic Mortgage LLC 3.89%, 06/25/2022(1)(3)	499,296
664,975	Domino’s Pizza Master Issuer LLC 4.12%, 07/25/2048(1)	664,017
631,000	Eagle Re Ltd. 1 mo. USD LIBOR + 1.700%, 4.21%, 11/25/2028(1)(2)	630,999
19,931	Equity One Mortgage Pass-Through Trust 5.46%, 12/25/2033(4)	17,037
1,590,897	GSAMP Trust 1 mo. USD LIBOR + 0.090%, 2.60%, 01/25/2037(2)	1,044,262
125,000	Lendmark Funding Trust 2.83%, 12/22/2025(1)	123,519
45,120	Long Beach Asset Holdings Corp. 5.78%, 04/25/2046(1)(5)(6)(7)	—
250,000	Madison Park Funding Ltd. 3 mo. USD LIBOR + 1.160%, 3.93%, 07/23/2029(1)(2)	249,030
	Magnetite Ltd.
392,825	3 mo. USD LIBOR + 1.000%, 3.77%, 07/25/2026(1)(2)	392,565
1,165,000	3 mo. USD LIBOR + 5.150%, 7.93%, 01/18/2027(1)(2)	1,142,852
2,053,046	MFA Trust 3.35%, 11/25/2047(1)(3)	2,029,022
	NRZ Advance Receivables Trust
218,500	2.58%, 10/15/2049(1)	217,314
420,000	3.11%, 12/15/2050(1)	418,750
370,000	3.21%, 02/15/2051(1)	369,099
	Oak Hill Advisors Residential Loan Trust
51,891	3.00%, 06/25/2057(1)(3)	50,918
900,000	5.00%, 06/25/2057(1)(3)	885,437
	OneMain Financial Issuance Trust
286,000	2.37%, 09/14/2032(1)	281,800
83,814	4.10%, 03/20/2028(1)	84,020
261,723	Pretium Mortgage Credit Partners LLC 3.33%, 12/30/2032(1)(4)	258,056
	SoFi Consumer Loan Program LLC
50,625	2.50%, 05/26/2026(1)	50,093
43,360	2.77%, 05/25/2026(1)	43,045
49,104	3.05%, 12/26/2025(1)	48,944
239,605	3.09%, 10/27/2025(1)	239,005
64,803	3.28%, 01/26/2026(1)	64,786
	Springleaf Funding Trust
310,000	2.68%, 07/15/2030(1)	305,541
147,770	2.90%, 11/15/2029(1)	147,112
355,000	SPS Servicer Advance Receivables Trust 2.75%, 11/15/2049(1)	354,176
	Towd Point Mortgage Trust

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 273,078	2.75%, 10/25/2056(1)(4)	$267,248
66,297	2.75%, 04/25/2057(1)(4)	64,933
205,920	2.75%, 06/25/2057(1)(4)	201,235
147,131	2.75%, 07/25/2057(1)(4)	143,575
1,582,062	2.75%, 10/25/2057(1)(4)	1,539,425
589,050	Wendy’s Funding LLC 3.88%, 03/15/2048(1)	577,157
390,000	Wingstop Funding LLC 4.97%, 12/05/2048(1)	399,352

		16,463,042

	Asset-Backed - Home Equity - 1.1%
	GSAA Home Equity Trust
641,063	1 mo. USD LIBOR + 0.070%, 2.58%, 12/25/2046(2)	326,018
1,068,395	1 mo. USD LIBOR + 0.080%, 2.59%, 02/25/2037(2)	519,629
1,083,910	1 mo. USD LIBOR + 0.180%, 2.69%, 11/25/2036(2)	485,319
895,258	1 mo. USD LIBOR + 0.230%, 2.74%, 04/25/2047(2)	596,256
2,440,420	Morgan Stanley Mortgage Loan Trust 1 mo. USD LIBOR + 0.170%, 2.68%, 11/25/2036(2)	1,023,853
22,008	Nationstar NIM Ltd. 9.79%, 03/25/2037(1)(5)(6)(7)	2
204,224	New Residential Mortgage Loan Trust 1 mo. USD LIBOR + 1.500%, 4.01%, 06/25/2057(1)(2)	207,865
	Soundview Home Loan Trust
2,251,000	1 mo. USD LIBOR + 0.240%, 2.75%, 07/25/2036(2)	2,041,762
115,000	1 mo. USD LIBOR + 0.250%, 2.76%, 11/25/2036(2)	105,032

		5,305,736

	Commercial Mortgage - Backed Securities - 2.3%
2,260,000	CAMB Commercial Mortgage Trust 1 mo. USD LIBOR + 3.250%, 5.75%, 12/15/2037(1)(2)(9)	2,261,085
180,000	Citigroup Commercial Mortgage Trust 4.59%, 03/10/2047(1)(4)	169,956
	Commercial Mortgage Trust
424,239	1.90%, 07/10/2046(1)(4)(8)	8,986
560,000	4.57%, 10/15/2045(1)(4)	132,670
981,000	4.75%, 10/15/2045(1)(4)	507,265
44,731	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	43,964
	GS Mortgage Securities Trust
4,140,446	0.09%, 07/10/2046(4)(8)	15,643
375,750	1.34%, 08/10/2044(1)(4)(8)	9,807
565,333	3.67%, 04/10/2047(1)	170,533
2,190,000	4.75%, 11/10/2045(1)(4)	2,176,318
175,000	4.97%, 04/10/2047(1)(4)	147,851
	JP Morgan Chase Commercial Mortgage Securities Trust
860,000	2.73%, 10/15/2045(1)(4)	444,207
485,000	4.38%, 12/15/2047(1)(4)	405,900
765,000	5.37%, 08/15/2046(1)(4)	762,638
	Morgan Stanley Capital Trust
465,000	5.15%, 07/15/2049(1)(4)	424,666
50,000	5.27%, 10/12/2052(1)(4)	5,490
870,000	VNDO Mortgage Trust 3.95%, 12/13/2029(1)(4)	869,439
15,000	Wells Fargo Commercial Mortgage Trust 4.10%, 05/15/2048(4)	14,030
	WF-RBS Commercial Mortgage Trust
900,599	3.02%, 11/15/2047(1)	465,843
2,125,000	4.78%, 11/15/2045(1)(4)	1,834,208
215,000	5.00%, 06/15/2044(1)(4)	161,956

		11,032,455

	Other ABS - 0.7%
1,423,000	VOLT LXII LLC 4.63%, 09/25/2047(1)(3)	1,403,732
1,570,000	VOLT LXIV LLC 4.63%, 10/25/2047(1)(3)	1,549,778

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 631,293	VOLT LXVI 4.34%, 05/25/2048(1)(3)	$630,798

		3,584,308

	Whole Loan Collateral CMO - 5.2%
	Alternative Loan Trust
288,729	1 mo. USD LIBOR + 0.320%, 2.83%, 11/25/2035(2)	264,215
168,989	1 mo. USD LIBOR + 0.540%, 3.05%, 01/25/2036(2)	160,573
1,000,246	5.75%, 05/25/2036	724,124
847,134	6.00%, 05/25/2036	675,297
	Angel Oak Mortgage Trust LLC
69,416	2.48%, 07/25/2047(1)(4)	68,405
100,803	3.64%, 01/25/2047(1)(4)	100,502
241,250	Banc of America Mortgage Trust 4.38%, 09/25/2035(4)	232,525
299,798	Bear Stearns Adjustable Rate Mortgage Trust 12 mo. USD CMT + 2.300%, 4.73%, 10/25/2035(2)	302,420
113,744	Bear Stearns Alt-A Trust 1 mo. USD LIBOR + 0.500%, 3.01%, 01/25/2036(2)	116,009
992,372	Chase Mortgage Finance Trust 5.50%, 11/25/2035	958,293
599,120	CHL Mortgage Pass-Through Trust 4.04%, 09/25/2047(4)	555,623
51,292	COLT Mortgage Loan Trust 2.61%, 05/27/2047(1)(4)	50,995
115,364	CSMC Trust 3.25%, 04/25/2047(1)(4)	112,602
	Deephaven Residential Mortgage Trust
50,502	2.45%, 06/25/2047(1)(4)	49,706
176,211	2.81%, 10/25/2047(1)(4)	174,580
28,446	3.49%, 12/26/2046(1)(4)	28,364
	Fannie Mae Connecticut Avenue Securities
2,401,000	1 mo. USD LIBOR + 2.200%, 4.71%, 01/25/2030(2)	2,443,298
3,365,000	1 mo. USD LIBOR + 2.550%, 5.06%, 12/25/2030(2)	3,393,602
525,000	1 mo. USD LIBOR + 3.550%, 6.06%, 07/25/2029(2)	565,798
1,518,000	1 mo. USD LIBOR + 4.250%, 6.76%, 04/25/2029(2)	1,694,791
1,075,000	1 mo. USD LIBOR + 4.350%, 6.86%, 05/25/2029(2)	1,174,779
398,163	1 mo. USD LIBOR + 4.900%, 7.41%, 11/25/2024(2)	447,230
222,294	1 mo. USD LIBOR + 5.700%, 8.21%, 04/25/2028(2)	254,848
185,000	1 mo. USD LIBOR + 6.000%, 8.51%, 09/25/2028(2)	212,156
61,276	GMACM Mortgage Loan Trust 4.00%, 04/19/2036(4)	54,694
735,177	GSR Mortgage Loan Trust 4.41%, 01/25/2036(4)	733,249
1,738,216	HarborView Mortgage Loan Trust 1 mo. USD LIBOR + 0.240%, 2.75%, 12/19/2036(2)	1,590,200
41,954	Impac CMB Trust 1 mo. USD LIBOR + 2.250%, 4.76%, 02/25/2036(2)	41,087
528,841	IndyMac IMSC Mortgage Loan Trust 1 mo. USD LIBOR + 0.150%, 2.66%, 03/25/2047(2)	431,454
	JP Morgan Mortgage Trust
58,171	4.18%, 04/25/2037(4)	54,819
380,351	4.19%, 05/25/2036(4)	370,563
267,710	4.23%, 11/25/2035(4)	261,436
	LSTAR Securities Investment Ltd.
217,531	1 mo. USD LIBOR + 1.550%, 4.07%, 02/01/2023(1)(2)	212,932
461,007	1 mo. USD LIBOR + 1.650%, 4.17%, 11/01/2022(1)(2)	461,145
310,233	1 mo. USD LIBOR + 1.750%, 4.27%, 09/01/2022(1)(2)	311,113
582,061	1 mo. USD LIBOR + 1.750%, 4.27%, 10/01/2022(1)(2)	579,952
133,361	MASTR Adjustable Rate Mortgages Trust 4.44%, 11/21/2034(4)	136,701
64,083	MFA Trust 2.59%, 02/25/2057(1)(4)	63,109
	New Residential Mortgage Loan Trust
151,270	3.75%, 11/26/2035(1)(4)	151,384
137,464	3.75%, 11/25/2056(1)(4)	137,266

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 214,550	4.00%, 02/25/2057(1)(4)	$215,867
208,701	4.00%, 03/25/2057(1)(4)	210,595
161,164	4.00%, 04/25/2057(1)(4)	163,724
185,385	4.00%, 05/25/2057(1)(4)	187,022
366,647	Nomura Asset Acceptance Corp. Alternative Loan Trust 4.42%, 06/25/2036(4)	318,566
1,005,745	Residential Accredit Loans, Inc. 3.48%, 11/25/2037(4)	894,801
	Structured Agency Credit Risk Trust
333,926	1 mo. USD LIBOR + 1.650%, 4.16%, 04/25/2043(1)(2)	336,135
355,000	1 mo. USD LIBOR + 2.100%, 4.61%, 09/25/2048(1)(2)	348,567
1,337,432	Structured Asset Mortgage Investments Trust 1 mo. USD LIBOR + 0.230%, 2.74%, 02/25/2036(2)	1,182,498
	Towd Point Mortgage Trust
117,820	2.25%, 04/25/2056(1)(4)	115,229
104,471	2.75%, 08/25/2055(1)(4)	102,627
36,139	WaMu Mortgage Pass-Through Certificates Trust 1 mo. USD LIBOR + 0.420%, 2.93%, 06/25/2044(2)	35,125
623,470	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 1 mo. USD LIBOR + 0.600%, 3.11%, 07/25/2036(2)	423,987

		24,886,582

	Whole Loan Collateral PAC - 0.0%
48,425	Alternative Loan Trust 1 mo. USD LIBOR + 0.500%, 3.01%, 12/25/2035(2)	31,792

	Total Asset & Commercial Mortgage Backed Securities (cost $63,458,214)	$62,663,783

Corporate Bonds - 21.8%
	Aerospace/Defense - 0.2%
$ 800,000	Lockheed Martin Corp. 4.09%, 09/15/2052	$786,922

	Agriculture - 0.3%
	Altria Group, Inc.
490,000	3.88%, 09/16/2046	380,134
760,000	5.38%, 01/31/2044	717,245
350,000	Kernel Holding S.A. 8.75%, 01/31/2022(10)	346,570

		1,443,949

	Auto Manufacturers - 1.5%
	Daimler Canada Finance, Inc.
CAD 850,000	1.78%, 08/19/2019(10)	644,472
470,000	3 mo. CDOR + 0.830%, 3.15%, 07/08/2019(2)	358,644
$ 1,840,000	General Motors Co. 5.40%, 04/01/2048	1,629,218
	General Motors Financial Co., Inc.
250,000	3 mo. USD LIBOR + 0.930%, 3.73%, 04/13/2020(2)	249,068
845,000	3 mo. USD LIBOR + 1.450%, 4.05%, 05/09/2019(2)	845,810
200,000	3 mo. USD LIBOR + 1.270%, 4.06%, 10/04/2019(2)	200,403
	Toyota Motor Credit Corp.
420,000	3 mo. USD LIBOR + 0.140%, 2.75%, 11/14/2019(2)	420,128
500,000	3.34%, 01/08/2021(4)	502,386
500,000	Toyota Motor Finance Netherlands B.V. 3 mo. USD LIBOR + 0.250%, 3.03%, 12/12/2019(2)(10)	500,120
1,075,000	Volkswagen Group of America Finance LLC 3 mo. USD LIBOR + 0.770%, 3.39%, 11/13/2020(1)(2)	1,074,617
CAD 905,000	VW Credit Canada, Inc. 2.50%, 10/01/2019(10)	688,515

		7,113,381

	Beverages - 0.8%
	Anheuser-Busch InBev Worldwide, Inc.
$ 850,000	4.60%, 04/15/2048	769,459
2,320,000	5.55%, 01/23/2049	2,422,588

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 840,000	Constellation Brands, Inc. 4.50%, 05/09/2047	$779,143

		3,971,190

	Chemicals - 0.3%
200,000	Braskem Netherlands Finance B.V. 4.50%, 01/10/2028(10)	194,750
200,000	OCP S.A. 4.50%, 10/22/2025(10)	195,796
765,000	SASOL Financing USA LLC 5.88%, 03/27/2024	789,089
530,000	Yingde Gases Investment Ltd. 6.25%, 01/19/2023(1)	509,567

		1,689,202

	Commercial Banks - 11.0%
	Banco Bilbao Vizcaya Argentaria S.A.
EUR 200,000	5 year EUR Swap + 5.779%, 5.88%, 05/24/2022(2)(10)(11)	224,399
$ 2,600,000	5 year USD Swap + 3.870%, 6.13%, 11/16/2027(2)(11)(12)	2,291,250
EUR 400,000	5 year EUR Swap + 9.177%, 8.88%, 04/14/2021(2)(10)(11)	510,491
	Banco de Sabadell S.A.
800,000	5 year EUR Swap + 6.051%, 6.13%, 11/23/2022(2)(10)(11)	861,296
1,400,000	5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(2)(10)(11)	1,551,700
	Banco do Brasil S.A.
$ 200,000	4.63%, 01/15/2025(1)	196,532
365,000	10 year USD CMT + 6.362%, 9.00%, 06/18/2024(2)(10)(11)	388,725
	Banco Santander S.A.
459,000	2.00%, 03/18/2019(11)	413,651
EUR 200,000	5 year EUR Swap + 4.999%, 5.25%, 09/29/2023(2)(10)(11)	214,795
200,000	5 year EUR Swap + 6.803%, 6.75%, 04/25/2022(2)(10)(11)	241,869
$ 420,000	Bank of Nova Scotia 3 mo. USD LIBOR + 0.620%, 3.37%, 12/05/2019(2)	421,541
200,000	Barclays plc 5 year USD Swap + 6.772%, 7.88%, 03/15/2022(2)(10)(11)	208,212
520,000	BBVA Bancomer S.A. 12 mo.USD CMT + 2.650%, 5.13%, 01/18/2033(1)(2)	469,300
	BNP Paribas S.A.
1,135,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(1)(2)(11)	997,381
755,000	5 year USD Swap + 6.314%, 7.63%, 03/30/2021(1)(2)(11)	794,811
EUR 600,000	Caixa Geral de Depositos S.A. 5 year EUR Swap + 10.925%, 10.75%, 03/30/2022(2)(10)(11)	773,635
	CaixaBank S.A.
500,000	5 year EUR Swap + 3.350%, 3.50%, 02/15/2027(2)(10)	596,759
600,000	5 year EUR Swap + 6.498%, 6.75%, 06/13/2024(2)(10)(11)	716,805
$ 275,000	Capital One Financial Corp. 3 mo. USD LIBOR + 0.760%, 3.38%, 05/12/2020(2)	275,937
850,000	Citibank NA 3 mo. USD LIBOR + 0.320%, 3.06%, 05/01/2020(2)	849,792
590,000	Citigroup, Inc. 3 mo. USD LIBOR + 0.790%, 3.57%, 01/10/2020(2)	592,932
	Credit Agricole S.A.
225,000	5 year USD Swap + 4.898%, 7.88%, 01/23/2024(1)(2)(11)	235,952
1,575,000	5 year USD Swap + 6.185%, 8.13%, 12/23/2025(1)(2)(11)	1,706,906
	Credit Suisse Group AG
2,765,000	5 year USD Swap + 3.455%, 6.25%, 12/18/2024(1)(2)(11)	2,733,661
350,000	5 year USD Swap + 3.455%, 6.25%, 12/18/2024(2)(10)(11)	346,033
340,000	5 year USD Swap + 4.600%, 7.50%, 07/17/2023(1)(2)(11)	346,800
	Danske Bank A/S
1,065,000	5.00%, 01/12/2022(1)	1,079,941
1,665,000	5.38%, 01/12/2024(1)	1,688,631
EUR 415,000	5 year EUR Swap + 5.471%, 5.88%, 04/06/2022(2)(10)(11)	477,978
$ 270,000	12 mo. USD CMT + 4.13%, 7.00%, 06/26/2025(2)(10)(11)	245,700
EUR 600,000	Deutsche Bank AG 4.50%, 05/19/2026(10)	710,319
400,000	Deutsche Pfandbriefbank AG 5 year EUR Swap + 2.750%, 2.88%, 06/28/2027(2)(10)	435,646

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 600,000	DNB Bank ASA 5 year USD Swap + 5.080%, 6.50%, 03/26/2022(2)(10)(11)	$604,500
EUR 600,000	Erste Group Bank AG 5 year EUR Swap + 6.204%, 6.50%, 04/15/2024(2)(10)(11)	731,399
$ 500,000	Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 1.373%, 4.02%, 10/31/2038(2)	469,435
200,000	Grupo Aval Ltd. 4.75%, 09/26/2022(10)	197,100
CAD 250,000	HSBC Bank Canada 2.49%, 05/13/2019	190,449
	HSBC Holdings plc
$ 1,175,000	5 year USD ICE Swap + 3.746%, 6.00%, 05/22/2027(2)(11)	1,130,937
650,000	5 year USD ICE Swap + 3.453%, 6.25%, 03/23/2023(2)(11)	646,750
200,000	5 year USD ICE Swap + 4.368%, 6.38%, 03/30/2025(2)(11)	200,750
EUR 200,000	Ibercaja Banco S.A. 5 year EUR Swap + 6.809%, 7.00%, 04/06/2023(2)(10)(11)	216,110
400,000	IKB Deutsche Industriebank AG 5 year EUR Swap + 3.617%, 4.00%, 01/31/2028(2)(10)	428,652
$ 200,000	Industrial & Commercial Bank of China Ltd. 4.88%, 09/21/2025(10)	206,787
840,000	ING Bank N.V. 3 mo. USD LIBOR + 0.610%, 3.23%, 08/15/2019(2)(10)	841,502
IDR 1,800,000,000	International Finance Corp. 8.00%, 10/09/2023	129,099
	Intesa Sanpaolo S.p.A.
$ 875,000	5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(2)(11)(12)	801,719
EUR 1,125,000	5 year EUR Swap + 7.192%, 7.75%, 01/11/2027(2)(10)(11)	1,360,964
$ 500,000	Itau Unibanco Holding S.A. 12 mo USD CMT + 3.981%, 6.13%, 12/12/2022(1)(2)(11)	486,250
	Morgan Stanley
500,000	3 mo. USD LIBOR + 0.800%, 3.41%, 02/14/2020(2)	500,000
840,000	3 mo. USD LIBOR + 1.140%, 3.91%, 01/27/2020(2)	846,122
615,000	Nederlandse Waterschapsbank N.V. 3 mo. USD LIBOR + 3.00%, 2.72%, 02/24/2020(2)(10)	615,009
200,000	Norddeutsche Landesbank Girozentrale 6.25%, 04/10/2024(10)	167,794
	Novo Banco S.A.
EUR 365,000	3.50%, 01/23/2043	338,819
570,000	3.50%, 02/19/2043(10)	528,462
775,000	3.50%, 03/18/2043(10)	720,243
300,000	5 year EUR Swap + 8.233%, 8.50%, 07/06/2028(2)(10)	332,670
	Raiffeisen Bank International AG
500,000	6.00%, 10/16/2023(10)	664,414
600,000	12 year EUR Swap + 5.954%, 6.13%, 12/15/2022(2)(10)(11)	692,798
$ 300,000	Royal Bank of Canada 3 mo. USD LIBOR + 0.300%, 3.06%, 07/22/2020(2)	300,137
GBP 200,000	Santander UK Group Holdings plc 5 year GBP Swap + 5.543%, 7.38%, 06/24/2022(2)(10)(11)	269,949
$ 200,000	Skandinaviska Enskilda Banken AB 5 year USD Swap + 3.493%, 5.63%, 05/13/2022(2)(10)(11)	194,257
	Societe Generale S.A.
1,125,000	5 year USD Swap + 6.238%, 7.38%, 09/13/2021(1)(2)(11)	1,162,125
200,000	5 year USD Swap + 4.979%, 7.88%, 12/18/2023(1)(2)(11)	204,870
	Standard Chartered plc
200,000	3 mo. USD LIBOR + 1.130%, 3.77%, 08/19/2019(2)(10)	200,806
1,200,000	5 year USD Swap + 6.301%, 7.50%, 04/02/2022(2)(10)(11)	1,248,000
1,215,000	State Bank of India 4.38%, 01/24/2024(1)	1,218,898
570,000	Turkiye Vakiflar Bankasi TAO 5.75%, 01/30/2023(1)	526,083
	UBS Group Funding Switzerland AG
725,000	5 year USD ICE Swap + 5.497%, 6.88%, 03/22/2021(2)(10)(11)	744,031
800,000	5 year USD Swap + 4.866%, 7.00%, 02/19/2025(2)(10)(11)	846,000
525,000	5 year USD Swap + 5.464%, 7.13%, 02/19/2020(2)(10)(11)	534,844
	UniCredit S.p.A.
EUR 825,000	5 year EUR Swap + 4.925%, 5.38%, 06/03/2025(2)(10)(11)	805,474

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 720,000	5 year USD ICE Swap + 3.703%, 5.86%, 06/19/2032(2)(10)	$642,933
2,970,000	6.57%, 01/14/2022(1)	3,034,072
EUR 975,000	5 year EUR Swap + 6.387%, 6.63%, 06/03/2023(2)(10)(11)	1,069,919
$ 475,000	5 year USD Swap + 5.180%, 8.00%, 06/03/2024(2)(10)(11)	434,513
425,000	Westpac Banking Corp. 3 mo. USD LIBOR + 0.280%, 2.90%, 05/15/2020(2)	425,105
	Zenith Bank plc
495,000	7.38%, 05/30/2022(1)	504,316
400,000	7.38%, 05/30/2022(10)	407,528

		52,421,974

	Commercial Services - 0.5%
2,203,000	Acwa Power Management And Investments One Ltd. 5.95%, 12/15/2039(1)	2,158,764
IDR 4,400,000,000	Jasa Marga Persero Tbk PT 7.50%, 12/11/2020(1)	296,703

		2,455,467

	Diversified Financial Services - 0.7%
$ 1,275,000	Mongolian Mortgage Corp. Hfc LLC 9.75%, 01/29/2022(1)	1,276,594
500,000	Societe Generale S.A. 5 year USD Swap + 3.929%, 6.75%, 04/06/2028(1)(2)(11)	456,250
1,400,000	Turkiye Sinai Kalkinma Bankasi AS 5.50%, 01/16/2023(10)	1,233,562
200,000	Unifin Financiera S.A.B. de C.V. SOFOM ENR 7.00%, 01/15/2025(10)	181,000

		3,147,406

	Electric - 0.8%
200,000	Abu Dhabi National Energy Co. PJSC 4.88%, 04/23/2030(1)	207,696
1,200,000	Eskom Holdings SOC Ltd. 5.75%, 01/26/2021(10)	1,175,765
400,000	Israel Electric Corp. Ltd. 4.25%, 08/14/2028(1)(10)	396,640
750,000	Pacific Gas & Electric Co. 6.05%, 03/01/2034	658,125
200,000	Perusahaan Listrik Negara PT 6.15%, 05/21/2048(1)	215,431
250,000	State Grid Overseas Investment Ltd. 4.25%, 05/02/2028(1)	258,069
835,000	Termocandelaria Power Ltd. 7.88%, 01/30/2029(1)	859,006

		3,770,732

	Engineering & Construction - 0.2%
785,000	Aeropuertos Dominicanos Siglo XXI S.A. 6.75%, 03/30/2029(10)	782,252
200,000	Mexico City Airport Trust 4.25%, 10/31/2026(10)	185,100
265,000	SBA Tower Trust 3.17%, 04/09/2047(1)	261,410

		1,228,762

	Food - 0.1%
500,000	Conagra Brands, Inc. 3 mo. USD LIBOR + 0.750%, 3.51%, 10/22/2020(2)	497,520

	Forest Products & Paper - 0.0%
200,000	Suzano Austria GmbH 7.00%, 03/16/2047(1)	216,500

	Healthcare-Services - 0.2%
430,000	Halfmoon Parent, Inc. 3 mo. USD LIBOR + 0.350%, 3.14%, 03/17/2020(1)(2)	429,255

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 400,000	Rede D’or Finance S.a.r.l 4.95%, 01/17/2028(1)	$373,000

		802,255

	Insurance - 0.6%
EUR 525,000	Assicurazioni Generali S.p.A. 3 mo. EURIBOR + 5.350%, 5.50%, 10/27/2047(2)(10)	644,890
425,000	AXA S.A. 3 mo. EURIBOR + 3.750%, 3.38%, 07/06/2047(2)(10)	503,153
300,000	Intesa Sanpaolo Vita S.p.A. 6 Mo. EUR LIBOR + 4.817%, 4.75%, 12/17/2024(2)(10)(11)	334,795
$ 550,000	Prudential plc 4.38%, 10/20/2021(10)(11)	466,125
760,000	VIVAT N.V. 5 year USD Swap + 4.174%, 6.25%, 11/16/2022(2)(10)(11)	745,177

		2,694,140

	Iron/Steel - 0.2%
1,120,000	CSN Islands XI Corp. 6.88%, 09/21/2019(10)	1,123,360

	IT Services - 0.1%
330,000	IBM Credit LLC 3 mo. USD LIBOR + 0.47%, 3.18%, 11/30/2020(2)	331,026

	Machinery-Diversified - 0.0%
100,000	John Deere Capital Corp. 3 mo. USD LIBOR + 0.180%, 2.98%, 01/07/2020(2)	100,073

	Media - 0.3%
645,000	Charter Communications Operating LLC / Charter Communications Operating Capital 6.48%, 10/23/2045	694,218
600,000	Comcast Corp. 4.05%, 11/01/2052	557,419

		1,251,637

	Mining - 0.3%
GBP 100,000	Glencore Finance Europe Ltd. 6.50%, 02/27/2019(10)	131,547
$ 1,255,000	Metinvest B.V. 7.75%, 04/23/2023(1)	1,195,387

		1,326,934

	Multi-National - 0.0%
INR 9,490,000	International Finance Corp. 7.10%, 03/21/2031	125,130

	Oil & Gas - 2.2%
	Canadian Natural Resources Ltd.
CAD 970,000	2.60%, 12/03/2019	737,915
1,305,000	3.05%, 06/19/2019	995,354
$ 375,000	Frontera Energy Corp. 9.70%, 06/25/2023(1)	380,156
570,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.38%, 06/01/2028(1)	601,207
375,000	Indika Energy Capital II Pte 6.88%, 04/10/2022	379,249
	Nostrum Oil & Gas Finance B.V.
605,000	7.00%, 02/16/2025(1)	396,880
500,000	8.00%, 07/25/2022(1)	335,825
	Petrobras Global Finance B.V.
1,165,000	5.75%, 02/01/2029	1,142,632
340,000	6.00%, 01/27/2028	339,320
	Petroleos de Venezuela S.A.
290,000	6.00%, 05/16/2024(5)	71,340
125,000	9.00%, 11/17/2021(5)	36,000
	Petroleos Mexicanos
EUR 100,000	3.75%, 03/15/2019(10)	114,632
$ 110,000	4.50%, 01/23/2026	96,800

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 165,000	5.35%, 02/12/2028	$144,375
148,000	6.35%, 02/12/2048	124,305
560,000	6.50%, 03/13/2027	537,320
620,000	6.50%, 01/23/2029	584,195
350,000	State Oil Co. of the Azerbaijan Republic 6.95%, 03/18/2030(10)	385,000
	Tullow Oil plc
405,000	6.25%, 04/15/2022(10)	399,253
1,295,000	7.00%, 03/01/2025(1)	1,261,353
	YPF S.A.
470,000	7.00%, 12/15/2047(1)	383,990
467,000	8.50%, 07/28/2025(10)	457,193
ARS 27,918,777	16.50%, 05/09/2022(1)	473,674

		10,377,968

	Oil & Gas Services - 0.1%
$ 705,000	Alpha Star Holding Ltd. 6.25%, 04/20/2022(10)	621,387

	Pharmaceuticals - 0.2%
980,000	Mylan N.V. 5.25%, 06/15/2046	870,574

	Pipelines - 0.1%
400,000	Peru LNG Srl 5.38%, 03/22/2030(1)	401,620
200,000	Transportadora de Gas Internacional S.A. ESP 5.55%, 11/01/2028(1)	210,410

		612,030

	Real Estate - 0.2%
815,000	KWG Property Holding Ltd. 6.00%, 09/15/2022(10)	766,630
200,000	Shimao Property Holdings Ltd. 4.75%, 07/03/2022(10)	195,032

		961,662

	Retail - 0.2%
945,000	Eurotorg LLC Via Bonitron DAC 8.75%, 10/30/2022(1)	950,575

	Telecommunications - 0.6%
	AT&T, Inc.
420,000	3 mo. USD LIBOR + 0.650%, 3.44%, 01/15/2020(2)	421,563
680,000	4.75%, 05/15/2046	636,129
360,000	IHS Netherlands Holdco B.V. 9.50%, 10/27/2021(10)	370,678
200,000	Millicom International Cellular S.A. 5.13%, 01/15/2028(1)	188,500
	Verizon Communications, Inc.
536,000	3 mo. USD LIBOR + 0.550%, 3.20%, 05/22/2020(2)	537,747
630,000	4.52%, 09/15/2048	613,918

		2,768,535

	Transportation - 0.1%
565,000	Rumo Luxembourg S.a.r.l. 7.38%, 02/09/2024(10)	599,183

	Total Corporate Bonds (cost $108,649,178)	$104,259,474

Foreign Government Obligations - 29.3%
	Angola - 0.0%
$ 200,000	Angolan Government International Bond 8.25%, 05/09/2028(1)	$205,952

	Argentina - 2.6%
	Argentine Republic Government International Bond
EUR 1,480,000	2.26%, 12/31/2038	1,008,781
$ 435,000	2.50%, 12/31/2038	257,738
CHF 1,480,000	3.38%, 10/12/2020(10)	1,395,142

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

EUR 100,000	3.38%, 01/15/2023	$97,005
820,000	5.25%, 01/15/2028	735,183
$ 170,000	5.88%, 01/11/2028	135,150
515,000	6.88%, 04/22/2021	491,825
1,920,000	6.88%, 01/26/2027	1,625,299
995,000	6.88%, 01/11/2048	761,175
200,000	Autonomous City of Buenos Aires Argentina 8.95%, 02/19/2021(10)	201,000
4,700,000	Bonos De La Nacion Argentina En Moneda Dua 4.50%, 02/13/2020	4,526,100
	Provincia de Buenos Aires
EUR 112,500	4.00%, 05/01/2020(10)	125,569
$ 475,000	9.13%, 03/16/2024(10)	431,305
100,000	10.88%, 01/26/2021(10)	101,651
	Provincia de Cordoba
300,000	7.13%, 08/01/2027	234,000
150,000	7.45%, 09/01/2024(10)	127,500

		12,254,423

	Australia - 0.1%
	Australia Government Bond
AUD 160,000	2.75%, 11/21/2027(10)	121,298
125,000	4.75%, 04/21/2027(10)	108,499
400,000	5.50%, 04/21/2023(10)	334,261

		564,058

	Austria - 0.2%
	Republic of Austria Government Bond
EUR 230,000	0.75%, 10/20/2026(1)(10)	274,305
420,000	1.65%, 10/21/2024(1)(10)	528,346

		802,651

	Azerbaijan - 0.3%
	Republic of Azerbaijan International Bond
$ 580,000	3.50%, 09/01/2032(10)	497,595
285,000	4.75%, 03/18/2024(10)	289,394
630,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(10)	699,300

		1,486,289

	Belgium - 0.3%
	Kingdom of Belgium Government Bond
EUR 155,000	0.20%, 10/22/2023(1)(10)	180,047
125,000	0.80%, 06/22/2027(1)(10)	147,046
235,000	0.80%, 06/22/2028(1)(10)	273,804
505,000	2.60%, 06/22/2024(1)(10)	659,171

		1,260,068

	Bermuda - 0.0%
$ 200,000	Bermuda Government International Bond 4.75%, 02/15/2029(1)	207,500

	Brazil - 0.5%
BRL 3,126,000	Brazil Letras do Tesouro Nacional 0.00%, 01/01/2020(13)	809,622
	Brazil Notas do Tesouro Nacional
1,164,000	10.00%, 01/01/2021	335,213
1,078,000	10.00%, 01/01/2023	313,807
906,000	10.00%, 01/01/2029	266,280
	Brazilian Government International Bond
$ 600,000	5.00%, 01/27/2045	552,606
200,000	5.63%, 02/21/2047	198,802

		2,476,330

	Bulgaria - 0.1%
EUR 175,000	Bulgaria Government International Bond 3.13%, 03/26/2035(10)	218,030

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Canada - 1.1%
	Canadian Government Bond
CAD 165,000	0.75%, 03/01/2021	$122,967
475,000	1.00%, 09/01/2022	351,651
165,000	2.25%, 06/01/2025	128,757
	Ontario T-Bill
1,214,000	0.00%, 02/20/2019(13)	923,008
915,000	0.00%, 07/17/2019(13)	690,134
500,000	Province of Alberta 0.01%, 03/05/2019	379,931
2,395,000	Province of Manitoba 0.01%, 02/12/2019	1,821,709
700,000	Province of New Brunswick Canada T-Bill 0.00%, 02/07/2019(13)	532,569
450,000	Quebec T-Bill 0.00%, 02/15/2019(13)	342,225

		5,292,951

	Colombia - 0.5%
	Colombia Government International Bond
$ 735,000	5.00%, 06/15/2045	744,930
100,000	7.38%, 09/18/2037	127,250
	Colombian TES
COP 995,700,000	7.50%, 08/26/2026	340,875
2,743,100,000	10.00%, 07/24/2024	1,038,206

		2,251,261

	Croatia - 0.5%
	Croatia Government International Bond
EUR 255,000	2.75%, 01/27/2030(10)	299,882
680,000	3.00%, 03/11/2025(10)	849,700
100,000	3.00%, 03/20/2027(10)	123,237
$ 860,000	6.00%, 01/26/2024(10)	946,014

		2,218,833

	Denmark - 0.1%
	Denmark Government Bond
DKK 335,000	0.50%, 11/15/2027	53,203
1,005,000	1.75%, 11/15/2025	173,670

		226,873

	Dominican Republic - 0.1%
$ 315,000	Dominican Republic International Bond 5.50%, 01/27/2025(10)	319,725

	Ecuador - 0.0%
200,000	Ecuador Government International Bond 10.75%, 01/31/2029(1)	203,500

	Egypt - 0.4%
	Egypt Government International Bond
480,000	5.58%, 02/21/2023(1)	465,444
500,000	6.59%, 02/21/2028(1)	464,008
550,000	7.50%, 01/31/2027(10)	544,500
495,000	8.50%, 01/31/2047(10)	475,904

		1,949,856

	Finland - 0.1%
	Finland Government Bond
EUR 100,000	0.50%, 04/15/2026(1)(10)	117,583
225,000	1.50%, 04/15/2023(1)(10)	276,779
40,000	2.75%, 07/04/2028(1)(10)	55,985

		450,347

	France - 0.8%
$ 1,000,000	Dexia Credit Local S.A. 3 mo. USD LIBOR + 0.500%, 3.12%, 02/15/2019(1)(2)	1,000,155
	France Government Bond OAT
EUR 630,000	0.01%, 05/25/2020(10)	725,950

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

760,000	0.01%, 05/25/2022(10)	$879,781
325,000	0.01%, 03/25/2023(10)	375,397
725,000	3.00%, 04/25/2022(10)	920,411
72,000	French Republic Government Bond OAT 0.01%, 03/25/2024(10)	82,735

		3,984,429

	Gabon - 0.0%
$ 200,000	Gabon Government International Bond 6.95%, 06/16/2025(10)	192,000

	Germany - 0.0%
EUR 123,000	Bundesrepublik Deutschland Bundesanleihe 0.50%, 02/15/2028(10)	146,617

	Ghana - 0.2%
$ 775,000	Ghana Government International Bond 8.63%, 06/16/2049(1)	720,144

	Greece - 0.1%
	Hellenic Republic Government Bond
EUR 230,000	3.45%, 04/02/2024(1)(9)(10)	265,412
85,000	3.50%, 01/30/2023(10)	99,710
115,000	4.38%, 08/01/2022(1)(10)	138,999

		504,121

	Honduras - 0.0%
$ 150,000	Honduras Government International Bond 6.25%, 01/19/2027(1)	153,929

	Hungary - 0.6%
	Hungary Government International Bond
1,666,000	5.38%, 02/21/2023	1,778,338
990,000	6.38%, 03/29/2021	1,049,491

		2,827,829

	India - 0.0%
INR 10,000,000	India Government Bond 8.15%, 11/24/2026	145,581

	Indonesia - 0.7%
	Indonesia Government International Bond
$ 735,000	4.75%, 01/08/2026(10)	762,114
200,000	4.75%, 07/18/2047(1)	198,066
955,000	5.13%, 01/15/2045(10)	989,937
200,000	5.88%, 01/15/2024(10)	217,675
775,000	6.63%, 02/17/2037(10)	923,512
260,000	Perusahaan Penerbit SBSN Indonesia III 4.40%, 03/01/2028(1)	260,325

		3,351,629

	Ireland - 0.1%
	Ireland Government Bond
EUR 40,000	0.90%, 05/15/2028(10)	46,542
205,000	3.40%, 03/18/2024(10)	274,612
85,000	5.40%, 03/13/2025	127,626

		448,780

	Italy - 1.0%
	Italy Buoni Poliennali Del Tesoro
190,000	0.05%, 04/15/2021	215,254
170,000	0.35%, 06/15/2020	194,986
205,000	0.95%, 03/01/2023	231,366
240,000	0.95%, 03/15/2023	270,946
820,000	1.20%, 04/01/2022	945,517
104,000	1.85%, 05/15/2024	120,112
1,060,000	2.50%, 05/01/2019	1,220,584
300,000	3.75%, 09/01/2024	378,589
815,000	4.75%, 09/01/2021	1,027,406

		4,604,760

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Ivory Coast - 0.3%
	Ivory Coast Government International Bond
$ 110,000	6.63%, 03/22/2048(1)	$112,202
1,070,000	6.63%, 03/22/2048(10)	1,091,423

		1,203,625

	Japan - 6.7%
500,000	Japan Bank for International Cooperation 3 mo. USD LIBOR + 0.480%, 3.22%, 06/01/2020(2)	502,407
	Japan Government Five Year Bond
JPY 75,700,000	0.10%, 03/20/2020	697,100
93,900,000	0.10%, 06/20/2020	865,277
72,900,000	Japan Government Ten Year Bond 1.10%, 03/20/2021	687,271
	Japan Treasury Discount Bill
485,050,000	0.00%, 02/04/2019(13)	4,453,064
479,700,000	0.00%, 02/12/2019(13)	4,404,053
220,000,000	0.00%, 02/18/2019(13)	2,019,833
300,000,000	0.00%, 02/25/2019(13)	2,754,404
200,000,000	0.00%, 03/25/2019(13)	1,836,559
290,500,000	0.00%, 04/08/2019(13)	2,667,874
317,600,000	0.00%, 04/15/2019(13)	2,916,919
471,850,000	0.00%, 04/22/2019(13)	4,333,855
437,500,000	0.00%, 05/09/2019(13)	4,018,855

		32,157,471

	Macedonia - 0.1%
EUR 205,000	Former Yugoslav Republic of Macedonia 3.98%, 07/24/2021(10)	247,842

	Malaysia - 0.4%
	Malaysia Government Bond
MYR 425,000	3.42%, 08/15/2022	102,759
245,000	3.73%, 06/15/2028	58,211
1,266,000	3.80%, 09/30/2022	309,623
440,000	3.96%, 09/15/2025	107,263
4,725,000	4.05%, 09/30/2021	1,166,018
575,000	5.73%, 07/30/2019	141,968

		1,885,842

	Mexico - 0.7%
	Mexican Bonos
MXN 3,969,600	6.50%, 06/09/2022	197,134
2,227,400	7.50%, 06/03/2027	109,909
6,121,800	7.75%, 05/29/2031	299,325
1,749,000	8.00%, 06/11/2020	91,122
2,011,400	10.00%, 12/05/2024	113,502
	Mexico Government International Bond
$ 200,000	4.50%, 04/22/2029	200,500
200,000	4.60%, 01/23/2046	184,102
892,000	4.75%, 03/08/2044	840,443
185,000	5.55%, 01/21/2045	194,344
1,196,000	6.05%, 01/11/2040	1,309,620

		3,540,001

	Morocco - 0.1%
EUR 180,000	Morocco Government International Bond 3.50%, 06/19/2024(10)	227,661

	Netherlands - 0.3%
	Netherlands Government Bond
230,000	0.00%, 01/15/2022(1)(10)	267,038
70,000	0.00%, 01/15/2024(1)(10)	81,044
435,000	0.25%, 01/15/2020(1)(10)	501,929
230,000	0.75%, 07/15/2027(1)(10)	276,420
65,000	0.75%, 07/15/2028(1)(10)	77,822
340,000	2.00%, 07/15/2024(1)(10)	435,995

		1,640,248

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Norway - 0.1%
	Norway Government Bond
NOK 730,000	1.75%, 02/17/2027(1)(10)	$87,239
295,000	2.00%, 05/24/2023(1)(10)	35,939
1,305,000	3.75%, 05/25/2021(1)(10)	163,674

		286,852

	Oman - 0.2%
	Oman Government International Bond
$ 620,000	6.50%, 03/08/2047(10)	519,858
615,000	6.75%, 01/17/2048(1)	524,018

		1,043,876

	Panama - 0.3%
	Panama Government International Bond
1,012,000	4.30%, 04/29/2053	991,760
275,000	4.50%, 04/16/2050	275,965

		1,267,725

	Paraguay - 0.0%
200,000	Paraguay Government International Bond 5.60%, 03/13/2048(1)	206,500

	Philippines - 0.1%
175,000	Philippine Government International Bond 10.63%, 03/16/2025	244,342

	Poland - 0.4%
	Republic of Poland Government Bond
PLN 1,658,000	2.00%, 04/25/2021	450,445
185,000	2.50%, 07/25/2026	49,388
385,000	2.50%, 07/25/2027	102,362
1,185,000	3.25%, 07/25/2025	334,623
3,135,000	4.00%, 10/25/2023	915,975
480,000	5.25%, 10/25/2020	137,331

		1,990,124

	Qatar - 0.5%
	Qatar Government International Bond
$ 960,000	2.38%, 06/02/2021(10)	941,639
455,000	4.50%, 04/23/2028(10)	480,398
400,000	5.10%, 04/23/2048(1)	429,113
550,000	Qatari Diar Finance Co. 5.00%, 07/21/2020(10)	561,033

		2,412,183

	Romania - 0.5%
	Romanian Government International Bond
EUR 115,000	2.50%, 02/08/2030(1)	122,704
75,000	2.50%, 02/08/2030(10)	80,025
55,000	3.38%, 02/08/2038(1)	57,002
275,000	3.88%, 10/29/2035(10)	308,438
$ 1,602,000	6.13%, 01/22/2044(10)	1,783,026

		2,351,195

	Russia - 1.1%
	Russian Federal Bond - OFZ
RUB 55,750,000	7.00%, 08/16/2023	825,556
29,007,000	7.10%, 10/16/2024	427,988
	Russian Foreign Bond - Eurobond
$ 400,000	4.25%, 06/23/2027(1)	390,967
600,000	4.38%, 03/21/2029(1)	586,044
1,000,000	4.75%, 05/27/2026(10)	1,018,400
200,000	4.88%, 09/16/2023(10)	207,383
400,000	5.00%, 04/29/2020(10)	408,024
200,000	5.25%, 06/23/2047(1)	197,566
1,400,000	5.25%, 06/23/2047(10)	1,382,965

		5,444,893

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Saudi Arabia - 0.5%
	Saudi Government International Bond
$ 275,000	2.88%, 03/04/2023(10)	$267,679
315,000	4.00%, 04/17/2025(10)	318,465
1,495,000	4.38%, 04/16/2029(1)	1,522,358
285,000	4.50%, 04/17/2030(10)	290,378

		2,398,880

	Senegal - 0.2%
	Senegal Government International Bond
EUR 680,000	4.75%, 03/13/2028(1)	744,548
100,000	4.75%, 03/13/2028(10)	109,492
$ 200,000	6.25%, 05/23/2033(1)	185,398

		1,039,438

	Serbia - 0.1%
580,000	Serbia International Bond 7.25%, 09/28/2021(10)	630,071

	Singapore - 0.1%
	Singapore Government Bond
SGD 150,000	2.25%, 06/01/2021	112,093
75,000	2.63%, 05/01/2028	57,920
130,000	3.00%, 09/01/2024	101,397

		271,410

	Slovenia - 0.1%
EUR 465,000	Slovenia Government Bond 4.38%, 02/06/2019(10)	532,146

	South Africa - 0.5%
	Republic of South Africa Government Bond
ZAR 20,375,000	6.25%, 03/31/2036	1,124,976
4,045,000	8.00%, 01/31/2030	282,034
2,965,000	8.25%, 03/31/2032	204,842
970,000	10.50%, 12/21/2026	80,869
	Republic of South Africa Government International Bond
$ 670,000	4.30%, 10/12/2028	624,480
200,000	6.30%, 06/22/2048	202,794

		2,519,995

	South Korea - 0.2%
425,000	Export-Import Bank of Korea 3 mo. USD LIBOR + 0.460%, 3.22%, 10/21/2019(2)	424,716
400,000	Korea Development Bank 3 mo. USD LIBOR + 0.450%, 3.14%, 02/27/2020(2)	400,059

		824,775

	Spain - 0.8%
	Spain Government Bond
EUR 170,000	0.05%, 01/31/2021	195,472
105,000	0.35%, 07/30/2023	120,965
160,000	1.15%, 07/30/2020	186,991
445,000	1.30%, 10/31/2026(1)(10)	525,112
283,000	1.45%, 10/31/2027(1)(10)	334,320
223,000	1.50%, 04/30/2027(1)(10)	265,328
155,000	1.95%, 04/30/2026(1)(10)	191,517
840,000	2.75%, 10/31/2024(1)(10)	1,084,618
200,000	5.40%, 01/31/2023(1)(10)	277,339
520,000	5.50%, 04/30/2021(1)(10)	670,807

		3,852,469

	Sri Lanka - 0.1%
$ 415,000	Sri Lanka Government International Bond 6.20%, 05/11/2027(10)	386,539

	Supranational - 0.8%
IDR 21,407,000,000	European Bank for Reconstruction & Development 6.45%, 12/13/2022	1,452,566

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

300,000,000	International Bank for Reconstruction & Development 7.45%, 08/20/2021	$21,146
	International Finance Corp.
MXN 22,900,000	0.00%, 02/22/2038(13)	226,698
23,210,000	7.75%, 01/18/2030	1,132,811
INR 79,560,000	7.80%, 06/03/2019	1,117,330

		3,950,551

	Sweden - 0.1%
	Sweden Government Bond
SEK 960,000	1.00%, 11/12/2026(10)	112,299
1,215,000	1.50%, 11/13/2023(1)(10)	144,449

		256,748

	Thailand - 0.3%
	Thailand Government Bond
THB 8,590,000	3.63%, 06/16/2023	293,016
35,828,000	3.85%, 12/12/2025	1,260,726

		1,553,742

	Tunisia - 0.4%
	Banque Centrale de Tunisie International Bond
$ 285,000	5.75%, 01/30/2025(10)	247,214
EUR 1,465,000	6.75%, 10/31/2023(1)	1,639,401

		1,886,615

	Turkey - 1.6%
$ 910,000	Export Credit Bank of Turkey 8.25%, 01/24/2024(1)	940,197
	Turkey Government Bond
TRY 950,000	9.40%, 07/08/2020	164,565
5,194,000	11.00%, 03/02/2022	890,690
	Turkey Government International Bond
$ 970,000	3.25%, 03/23/2023	882,700
EUR 130,000	4.63%, 03/31/2025	149,542
$ 200,000	4.88%, 10/09/2026	181,235
1,185,000	4.88%, 04/16/2043	928,033
661,000	5.13%, 02/17/2028	596,850
EUR 120,000	5.20%, 02/16/2026	140,890
$ 720,000	5.75%, 03/22/2024	708,415
1,260,000	5.75%, 05/11/2047	1,076,267
695,000	6.00%, 03/25/2027	669,350
200,000	6.00%, 01/14/2041	177,000
200,000	7.25%, 12/23/2023	209,682
95,000	7.38%, 02/05/2025	99,268

		7,814,684

	Ukraine - 0.4%
	Ukraine Government International Bond
620,000	7.38%, 09/25/2032(1)	527,679
325,000	7.38%, 09/25/2032(10)	276,606
100,000	7.75%, 09/01/2020(10)	98,995
570,000	7.75%, 09/01/2021(1)	559,843
155,000	7.75%, 09/01/2025(10)	142,279
355,000	7.75%, 09/01/2027(10)	320,040
200,000	9.75%, 11/01/2028(1)	198,388

		2,123,830

	United Arab Emirates - 0.1%
680,000	Abu Dhabi Government International Bond 2.50%, 10/11/2022(10)	666,400

	United Kingdom - 0.5%
	United Kingdom Gilt
GBP 295,000	0.50%, 07/22/2022(10)	382,932
545,000	1.00%, 04/22/2024(10)	717,035
120,000	1.50%, 01/22/2021(10)	159,627
111,000	1.63%, 10/22/2028(10)	150,891
285,000	2.00%, 07/22/2020(10)	380,579

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

290,000	3.75%, 09/07/2021(10)	$409,461

		2,200,525

	Venezuela - 0.3%
	Venezuela Government International Bond
1,224,000	7.75%, 10/13/2019(5)(10)	370,260
380,000	9.00%, 05/07/2023(5)(10)	119,966
800,000	9.25%, 05/07/2028(5)(10)	252,560
1,355,300	12.75%, 08/23/2022*(5)(10)	444,132

		1,186,918

	Total Foreign Government Obligations (cost $143,154,118)	$139,714,582

Municipal Bonds - 1.1%
	Education - 0.3%
$ 630,000	Chicago, IL, Board of Education 5.18%, 12/01/2021	$629,168
335,000	6.14%, 12/01/2039	319,992
660,000	6.32%, 11/01/2029	650,985

		1,600,145

	General - 0.2%
665,000	Chicago, IL, Transit Auth 6.90%, 12/01/2040	849,930

	General Obligation - 0.6%
	City of Chicago, IL, GO
385,000	7.05%, 01/01/2029	412,146
1,405,000	7.38%, 01/01/2033	1,531,787
	State of Illinois GO
725,000	4.95%, 06/01/2023	733,540
70,000	5.00%, 01/01/2023	71,319
150,000	5.56%, 02/01/2021	154,413
15,000	5.88%, 03/01/2019	15,032

		2,918,237

	Total Municipal Bonds (cost $5,377,835)	$5,368,312

Senior Floating Rate Interests - 21.9%(15)
	Advertising - 0.2%
$ 350,271	Acosta Holdco, Inc. 1 mo. USD LIBOR + 3.250%, 5.75%, 09/26/2021	$163,402
731,590	Entravision Communications Corp. 1 mo. USD LIBOR + 2.750%, 5.25%, 11/29/2024	698,668

		862,070

	Aerospace/Defense - 0.5%
522,214	Circor International, Inc. 1 mo. USD LIBOR + 3.500%, 6.01%, 12/11/2024	511,770
628,784	Fly Funding S.a.r.l. 3 mo. USD LIBOR + 2.000%, 4.60%, 02/09/2023	616,994
1,372,072	TransDigm, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 05/30/2025	1,335,671

		2,464,435

	Agriculture - 0.2%
901,055	Pinnacle Operating Corp. 1 mo. USD LIBOR + 7.250%, 9.75%, 11/15/2021	729,855

	Asset-Backed - Finance & Insurance - 0.1%
275,000	Evertec Group, LLC 1 mo. USD LIBOR + 3.500%, 6.00%, 11/27/2024	273,625

	Auto Manufacturers - 0.1%
450,450	Navistar International Corp. 1 mo. USD LIBOR + 3.500%, 6.02%, 11/06/2024	442,851

	Auto Parts & Equipment - 0.2%
	AL Alpine AT Bidco GmbH
EUR 260,000	3 mo. EURIBOR + 3.500%, 3.50%, 10/31/2025	293,132

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 205,000	3 mo. USD LIBOR +2.778%, 5.81%, 10/31/2025	$196,800
510,299	Altra Industrial Motion Corp. 1 mo. USD LIBOR + 2.000%, 4.50%, 10/01/2025	500,516

		990,448

	Biotechnology - 0.1%
511,548	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 5.50%, 05/15/2022	497,843
	Chemicals - 0.9%
228,275	Axalta Coating Systems U.S. Holdings, Inc. 3 mo. USD LIBOR + 1.750%, 4.55%, 06/01/2024	223,710
205,000	Cabot Microelectronics Corp. 1 mo. ICE LIBOR + 2.250%, 4.75%, 11/14/2025	203,206
530,887	Chemours Co. 1 mo. USD LIBOR + 1.750%, 4.25%, 04/03/2025	520,933
EUR 404,914	CTC AcquiCo GmbH 3 mo. EURIBOR + 2.750%, 2.75%, 03/07/2025	457,542
148,500	Diamond (BC) B.V. 1 mo. EURIBOR + 3.250%, 3.25%, 09/06/2024	166,269
$ 174,560	DuBois Chemicals, Inc. 1 mo. USD LIBOR + 3.250%, 5.75%, 03/15/2024	168,887
	LTI Holdings, Inc.
289,275	1 mo. USD LIBOR + 3.500%, 6.00%, 09/06/2025	279,029
100,000	1 mo. USD LIBOR + 6.750%, 9.25%, 09/06/2026	92,625
240,423	Minerals Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 4.83%, 02/14/2024	237,718
672,883	Nexeo Solutions LLC 3 mo. USD LIBOR + 3.250%, 6.00%, 06/09/2023	671,342
	Starfruit Finco B.V.
EUR 100,000	3 mo. EURIBOR + 3.750%, 3.75%, 10/01/2025	114,341
$ 220,000	1 mo. USD LIBOR + 3.250%, 5.75%, 10/01/2025	214,914
155,430	Tronox Blocked Borrower LLC 3 mo. USD LIBOR + 3.000%, 5.50%, 09/23/2024	153,197
358,684	Tronox Finance LLC 3 mo. USD LIBOR + 3.000%, 5.50%, 09/23/2024	353,530
338,049	Univar, Inc. 1 mo. USD LIBOR + 2.250%, 4.75%, 07/01/2024	330,503
234,413	WR Grace & Co. 3 mo. USD LIBOR + 1.750%, 4.55%, 04/03/2025	230,994

		4,418,740

	Coal - 0.2%
977,876	Foresight Energy LLC 3 mo. USD LIBOR + 5.750%, 8.25%, 03/28/2022	965,349
153,766	Peabody Energy Corp. 1 mo. USD LIBOR + 2.750%, 5.25%, 03/31/2025	150,115

		1,115,464

	Commercial Services - 2.1%
265,000	Allied Universal Holdco LLC 2 mo. USD LIBOR + 4.250%, 6.75%, 07/28/2022	255,063
638,400	APX Group, Inc. 2 mo. USD LIBOR + 5.000%, 7.50%, 04/01/2024	625,900
237,000	Ascend Learning LLC 1 mo. USD LIBOR + 3.000%, 5.50%, 07/12/2024	232,187
842,650	Blackhawk Network Holdings, Inc. 1 mo. USD LIBOR + 3.000%, 5.50%, 06/15/2025	826,218
841,628	BrightView Landscapes, LLC 1 mo. USD LIBOR + 2.500%, 5.06%, 08/15/2025	831,107
146,027	Capital Automotive L.P. 1 mo. USD LIBOR + 6.000%, 8.50%, 03/24/2025	144,932
726,620	Ceridian HCM Holding Inc. 1 mo. USD LIBOR + 3.250%, 5.75%, 04/30/2025	716,934
479,213	DuPage Medical Group Ltd. 1 mo. USD LIBOR + 2.750%, 5.25%, 08/15/2024	460,442
165,000	Energizer Holdings, Inc. 1 mo. USD LIBOR + 2.250%, 4.76%, 06/20/2025	163,763

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 316,772	Hertz Corp. 3 mo. USD LIBOR + 2.750%, 5.25%, 06/30/2023	$308,004
290,000	Quad/Graphics, Inc. 1 mo. USD LIBOR + 5.000%, 0.00%, 01/31/2026(16)	288,912
1,079,701	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 11/15/2023	1,045,119
526,110	Russell Investments U.S. Inst’l Holdco, Inc. 3 mo. USD LIBOR + 3.250%, 5.75%, 06/01/2023	518,218
EUR 1,010,000	Techem GmbH 3 mo. EURIBOR + 3.750%, 3.75%, 07/31/2025	1,157,490
$ 1,133,182	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 5.50%, 05/01/2024	1,110,926
383,075	Trans Union LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 06/19/2025	377,739
EUR 305,000	Verisure Holding AB 3 mo. EURIBOR + 3.500%, 0.00%, 10/21/2022(16)	347,308
$ 256,500	Weight Watchers International, Inc. 3 mo. USD LIBOR + 4.750%, 7.56%, 11/29/2024	254,897
588,000	Xerox Business Services LLC 1 mo. USD LIBOR + 2.500%, 5.00%, 12/07/2023	578,815

		10,243,974

	Construction Materials - 0.1%
447,750	NCI Building Systems, Inc. 3 mo. USD LIBOR + 3.750%, 6.55%, 04/12/2025	425,922

	Distribution/Wholesale - 0.1%
263,013	Beacon Roofing Supply, Inc. 1 mo. USD LIBOR + 2.250%, 4.77%, 01/02/2025	255,217
263,675	Hamilton Holdco LLC 1 mo. USD LIBOR + 2.000%, 4.81%, 07/02/2025	260,708

		515,925

	Diversified Financial Services - 0.8%
373,350	AlixPartners LLP 3 mo. USD LIBOR + 2.750%, 5.25%, 04/04/2024	368,332
491,288	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 02/28/2025	478,883
	Financial & Risk US Holdings, Inc.
EUR 100,000	3 mo. EURIBOR + 4.000%, 4.00%, 10/01/2025	113,013
$ 340,000	1 mo. USD LIBOR + 3.750%, 6.25%, 10/01/2025	326,189
545,875	GreenSky Holdings LLC 1 mo. USD LIBOR + 3.250%, 5.75%, 03/31/2025	537,687
EUR 379,236	Nets Holding A/S 3 mo. EURIBOR + 3.000%, 3.00%, 02/06/2025	427,640
$ 122,500	NFP Corp. 1 mo. USD LIBOR + 3.000%, 5.50%, 01/08/2024	117,478
196,000	RP Crown Parent LLC 1 mo. USD LIBOR + 2.750%, 5.25%, 10/12/2023	192,570
244,602	SS&C Technologies Holdings Europe S.a.r.l. 1 mo. USD LIBOR + 2.250%, 4.75%, 04/16/2025	239,473
869,771	Worldpay LLC 3 mo. USD LIBOR + 1.750%, 4.22%, 08/09/2024	863,865

		3,665,130

	Electric - 0.1%
324,657	Seadrill Partners Finco LLC 3 mo. USD LIBOR + 6.000%, 8.80%, 02/21/2021	260,988

	Electrical Components & Equipment - 0.0%
190,000	Lumentum Holdings 1 mo. USD LIBOR + 2.500%, 5.00%, 08/07/2025	186,675

	Energy-Alternate Sources - 0.3%
760,926	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 3.500%, 6.24%, 10/31/2024	752,206
217,800	Medallion Midland Acquisition LLC 1 mo. USD LIBOR + 3.250%, 5.75%, 10/30/2024	208,907

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 357,700	TEX Operations Co. LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 08/04/2023	$351,687

		1,312,800

	Engineering & Construction - 0.4%
935,750	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.96%, 06/21/2024	895,475
421,052	DAE Aviation Holdings, Inc. 1 mo. ICE LIBOR + 4.000%, 0.00%, 01/23/2026(16)	419,246
	DG Investment Intermediate Holdings, Inc.
166,062	3 mo. USD LIBOR + 3.000%, 5.50%, 02/03/2025	159,420
100,000	3 mo. USD LIBOR + 6.750%, 9.25%, 02/02/2026	96,000
148,875	Verra Mobility Corp. 1 mo. USD LIBOR + 3.750%, 6.25%, 02/28/2025	148,317

		1,718,458

	Entertainment - 0.1%
361,605	Scientific Games International, Inc. 2 mo. USD LIBOR + 2.750%, 5.25%, 08/14/2024	350,153
234,413	Wyndham Hotels & Resorts, Inc. 1 mo. USD LIBOR + 1.750%, 4.25%, 05/30/2025	230,268

		580,421

	Environmental Control - 0.2%
396,405	Advanced Disposal Services, Inc. 1 Week USD LIBOR + 2.250%, 4.66%, 11/10/2023	391,636
EUR 328,350	Fluidra Finco SLU 1 mo. EURIBOR + 2.750%, 2.75%, 07/02/2025	374,927

		766,563

	Food - 0.2%
$ 203,975	CHG PPC Parent LLC 1 mo. USD LIBOR + 2.750%, 5.25%, 03/31/2025	199,386
517,483	Hostess Brands LLC 1 mo. USD LIBOR + 2.250%, 4.90%, 08/03/2022	498,941
505,943	Post Holdings, Inc. 1 mo. USD LIBOR + 2.000%, 4.52%, 05/24/2024	498,986

		1,197,313

	Food Service - 0.1%
	8th Avenue Food & Provisions, Inc.
225,000	3 mo. USD LIBOR + 3.750%, 6.25%, 10/01/2025	224,437
135,000	1 mo. USD LIBOR + 7.750%, 10.25%, 10/01/2026	134,325
228,502	Aramark Services, Inc. 3 mo. USD LIBOR + 1.750%, 4.25%, 03/11/2025	226,789

		585,551

	Gas - 0.1%
370,000	Messer Industries GmbH 1 mo. USD LIBOR + 2.500%, 0.00%, 10/01/2025(16)	361,675
EUR 100,000	3 mo. EURIBOR + 2.750% , 0.00%, 10/01/2025(16)	114,317

		475,992

	Healthcare-Products - 0.4%
$ 338,941	Avantor, Inc. 1 mo. USD LIBOR + 4.000%, 6.57%, 11/21/2024	337,501
256,100	Kinetic Concepts, Inc. 3 mo. USD LIBOR + 3.250%, 6.05%, 02/02/2024	254,179
500,000	Lifescan Global Corp. 3 mo. USD LIBOR + 6.000%, 8.80%, 09/27/2024	479,065
508,563	Parexel International Corp. 1 mo. USD LIBOR + 2.750%, 5.25%, 09/27/2024	480,592
210,163	Revlon Consumer Products Corp. 1 mo. USD LIBOR + 3.500%, 6.21%, 09/07/2023	148,572

		1,699,909

	Healthcare-Services - 1.6%
172,350	CDRH Parent, Inc. 3 mo. USD LIBOR + 4.250%, 7.01%, 07/01/2021	154,253

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 429,548	Community Health Systems, Inc. 3 mo. USD LIBOR + 3.250%, 5.96%, 01/27/2021	$421,941
	DentalCorp Perfect Smile ULC
58,935	3 mo. ICE LIBOR + 3.750%, 5.59%, 06/06/2025(17)	57,573
235,041	1 mo. USD LIBOR + 3.750%, 6.25%, 06/06/2025	229,607
205,599	DuPage Medical Group Ltd. 1 mo. USD LIBOR + 7.000%, 9.52%, 08/15/2025	197,375
595,000	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.750%, 6.25%, 10/10/2025	559,598
	Gentiva Health Services, Inc.
270,493	1 mo. USD LIBOR + 3.750%, 6.25%, 07/02/2025	268,464
100,000	1 mo. USD LIBOR + 7.000%, 9.50%, 07/02/2026	101,125
492,505	Global Medical Response, Inc. 1 mo. USD LIBOR + 3.250%, 5.76%, 04/28/2022	462,132
EUR 592,025	IQVIA, Inc. 3 mo. EURIBOR + 2.000%, 2.50%, 06/11/2025	676,364
$ 500,453	Jaguar Holding Co. 3 mo. USD LIBOR + 2.500%, 5.00%, 08/18/2022	489,818
992,003	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 2.750%, 5.55%, 06/07/2023	958,830
156,576	One Call Corp. 1 mo. USD LIBOR + 5.250%, 7.76%, 11/25/2022	138,081
524,558	Ortho-Clinical Diagnostics S.A. 3 mo. USD LIBOR + 3.250%, 5.76%, 06/30/2025	506,855
253,725	Sound Inpatient Physicians 1 mo. USD LIBOR + 3.000%, 5.25%, 06/27/2025	249,445
187,625	Surgery Center Holdings, Inc. 1 mo. USD LIBOR + 3.250%, 5.75%, 09/02/2024	182,418
370,116	Syneos Health, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 08/01/2024	363,483
373,350	Team Health Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 02/06/2024	335,082
508,174	U.S. Renal Care, Inc. 3 mo. USD LIBOR + 4.250%, 7.05%, 12/30/2022	495,947
224,438	Verscend Holding Corp. 1 mo. USD LIBOR + 4.500%, 7.00%, 08/27/2025	222,287
361,350	Wink Holdco, Inc. 1 mo. USD LIBOR + 3.000%, 5.50%, 12/02/2024	347,724

		7,418,402

	Household Products - 0.1%
569,250	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 5.74%, 09/06/2024	535,454

	Housewares - 0.0%
232,063	Hayward Industries, Inc. 1 mo. USD LIBOR + 3.500%, 6.00%, 08/05/2024	226,435

	Insurance - 0.8%
	Asurion LLC
1,318,284	1 mo. USD LIBOR + 3.000%, 5.50%, 08/04/2022	1,296,150
285,076	1 mo. USD LIBOR + 3.000%, 5.50%, 11/03/2023	280,289
273,625	1 mo. USD LIBOR + 3.000%, 5.50%, 11/03/2024	269,064
740,000	1 mo. USD LIBOR + 6.500%, 9.00%, 08/04/2025	743,700
183,613	Genworth Holdings, Inc. 1 mo. USD LIBOR + 4.500%, 7.01%, 03/07/2023	183,154
552,225	Hub International Ltd. 2 mo. USD LIBOR + 2.750%, 5.51%, 04/25/2025	531,688
570,000	Sedgwick Claims Management Services, Inc. 1 mo. USD LIBOR + 3.250%, 5.75%, 12/31/2025	554,798

		3,858,843

	Investment Company Security - 0.1%
370,000	Aretec Group, Inc. 3 mo. USD LIBOR + 4.250%, 6.75%, 10/01/2025	363,525

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	IT Services - 0.0%
$ 246,884	NAB Holdings LLC 3 mo. USD LIBOR + 3.000%, 5.80%, 07/01/2024	$238,243

	Leisure Time - 1.0%
1,056,668	Caesars Resort Collection LLC 1 mo. USD LIBOR + 2.750%, 5.25%, 12/22/2024	1,040,956
1,005,843	Delta (LUX) S.a.r.l. 1 mo. USD LIBOR + 2.500%, 5.00%, 02/01/2024	966,032
451,982	Eldorado Resorts LLC 2 mo. USD LIBOR + 2.250%, 4.81%, 04/17/2024	446,052
	Golden Entertainment, Inc.
1,041,271	1 mo. USD LIBOR + 3.000%, 5.51%, 10/21/2024	1,021,101
550,000	1 mo. USD LIBOR + 7.000%, 9.50%, 10/20/2025	536,250
335,000	Penn National Gaming, Inc. 3 mo. USD LIBOR + 2.250%, 4.76%, 10/15/2025	330,323
687,287	SRAM LLC 2 mo. USD LIBOR + 2.750%, 5.43%, 03/15/2024	672,682

		5,013,396

	Lodging - 0.3%
399,990	Boyd Gaming Corp. 1 Week USD LIBOR + 2.250%, 4.66%, 09/15/2023	394,243
841,500	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.000%, 4.50%, 10/06/2024	823,618

		1,217,861

	Machinery-Construction & Mining - 0.2%
	Brookfield WEC Holdings, Inc.
525,000	1 mo. USD LIBOR + 3.750%, 6.25%, 08/01/2025	521,908
145,000	1 mo. USD LIBOR + 6.750%, 9.25%, 08/03/2026	144,004
215,914	Pike Corp. 1 mo. USD LIBOR + 3.500%, 6.00%, 03/23/2025	215,195
266,197	Utility One Source L.P. 1 mo. USD LIBOR + 5.500%, 8.00%, 04/18/2023	266,197

		1,147,304

	Machinery-Diversified - 0.4%
	Gardner Denver, Inc.
EUR 1,017,125	1 mo. EURIBOR + 3.000%, 3.00%, 07/30/2024	1,164,085
$ 206,816	3 mo. USD LIBOR + 2.750%, 5.25%, 07/30/2024	205,395
362,263	Pro Mach Group, Inc. 1 mo. USD LIBOR + 3.000%, 5.51%, 03/07/2025	350,188
189,050	Zodiac Pool Solutions LLC 1 mo. USD LIBOR + 2.250%, 4.75%, 07/02/2025	186,120

		1,905,788

	Media - 2.3%
692,186	Advantage Sales & Marketing, Inc. 1 mo. USD LIBOR + 3.250%, 5.75%, 07/23/2021	606,354
	Altice Financing S.A.
EUR 128,375	3 mo.EURIBOR + 2.750%, 2.75%, 01/31/2026	142,990
$ 794,938	3 mo. USD LIBOR + 2.750%, 5.25%, 01/31/2026	735,977
950,771	Charter Communications Operating LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 04/30/2025	936,938
441,663	CSC Holdings LLC 1 mo. USD LIBOR + 2.500%, 5.01%, 01/25/2026	430,988
375,000	Gray Television, Inc. 1 mo. ICE LIBOR + 2.500%, 5.02%, 01/02/2026	369,532
249,354	Houghton Mifflin Harcourt Publishing Co. 1 mo. USD LIBOR + 3.000%, 5.50%, 05/31/2021	234,455
780,180	ION Media Networks, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 12/18/2020	776,279
732,600	Maxar Technologies Ltd. 1 mo. USD LIBOR + 2.750%, 5.25%, 10/04/2024	638,505
648,767	MTN Infrastructure TopCo, Inc. 1 mo. USD LIBOR + 3.000%, 5.50%, 11/15/2024	638,549
	NEP/NCP Holdco, Inc.

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 100,000	1 mo. USD LIBOR + 3.250%, 5.75%, 10/20/2025	$98,594
210,000	1 mo. USD LIBOR + 7.000%, 9.50%, 10/19/2026	204,750
	Numericable Group S.A.
280,013	1 mo. USD LIBOR + 2.750%, 5.25%, 07/31/2025	257,612
857,928	3 mo. USD LIBOR + 3.688%, 6.20%, 01/31/2026	801,553
	PSAV Holdings LLC
804,482	3 mo. USD LIBOR + 3.250%, 5.88%, 03/01/2025	767,613
310,000	3 mo. USD LIBOR + 7.250%, 9.78%, 09/01/2025	288,300
244,589	Shutterfly, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 08/17/2024	238,372
500,000	Telenet Financing USD LLC 1 mo. USD LIBOR + 2.250%, 4.76%, 08/15/2026	486,040
920,334	Tribune Media Co. 1 mo. USD LIBOR + 3.000%, 5.50%, 01/27/2024	914,582
255,000	Unitymedia Finance LLC 1 mo. USD LIBOR + 2.250%, 4.76%, 09/30/2025	250,815
EUR 205,000	Unitymedia Hessen GmbH & Co. KG 6 mo. EURIBOR + 2.750%, 2.75%, 01/15/2027	234,765
$ 500,000	Virgin Media Bristol LLC 1 mo. USD LIBOR + 2.500%, 5.01%, 01/15/2026	490,385
446,726	Web.com Group, Inc. 1 mo. USD LIBOR + 7.750%, 10.27%, 10/09/2026	436,116

		10,980,064

	Metal Fabricate/Hardware - 0.1%
355,869	Rexnord LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 08/21/2024	352,563

	Miscellaneous Manufacturing - 0.3%
183,150	Core & Main LP 6 mo. USD LIBOR + 3.000%, 5.72%, 08/01/2024	180,709
500,056	H.B. Fuller Co. 1 mo. USD LIBOR + 2.000%, 4.50%, 10/20/2024	490,055
794,012	USI, Inc. 3 mo. USD LIBOR + 3.000%, 5.80%, 05/16/2024	760,266

		1,431,030

	Oil & Gas - 0.8%
45,000	Ascent Resources - Marcellus LLC 1 mo. USD LIBOR + 6.500%, 9.02%, 03/30/2023	44,888
270,875	BCP Raptor LLC 2 mo. USD LIBOR + 4.250%, 6.87%, 06/24/2024	258,144
230,000	BCP Raptor II LLC 2 mo. USD LIBOR + 4.750%, 7.37%, 11/03/2025	218,500
	California Resources Corp.
250,000	1 mo. USD LIBOR + 4.750%, 7.25%, 12/31/2022	244,582
470,000	1 mo. USD LIBOR + 10.375%, 12.87%, 12/31/2021	490,562
498,750	Grizzly Acquisitions, Inc. 1 mo. USD LIBOR + 3.250%, 6.05%, 10/01/2025	495,738
77,537	PES Holdings LLC 3 mo. USD LIBOR + 3.500%, 5.15%, 12/31/2022	57,765
910,634	PowerTeam Services, LLC 3 mo. USD LIBOR + 3.250%, 6.06%, 03/06/2025	868,517
389,025	Traverse Midstream Partners LLC 3 mo. USD LIBOR + 4.000%, 6.60%, 09/27/2024	386,512
900,000	Ultra Resources, Inc. 1 mo. USD LIBOR + 3.000%, 6.50%, 04/12/2024	802,503

		3,867,711

	Oil & Gas Services - 0.2%
869,250	Crosby U.S. Acquisition Corp. 3 mo. USD LIBOR + 3.000%, 5.50%, 11/23/2020	804,056

	Packaging & Containers - 0.8%
134,325	Berlin Packaging LLC 1 mo. USD LIBOR + 3.000%, 5.55%, 11/07/2025	128,952
	Berry Global, Inc.
444,710	3 mo. USD LIBOR + 1.750%, 4.27%, 01/06/2021	441,837

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 723,174	1 mo. USD LIBOR + 2.000%, 4.52%, 10/01/2022	$715,494
	Crown Americas LLC
EUR 189,051	1 mo. EURIBOR + 2.375%, 2.38%, 04/03/2025	216,423
$ 136,841	1 Week USD LIBOR + 2.000%, 4.51%, 04/03/2025	136,772
	Flex Acquisition Co., Inc.
383,175	3 mo. USD LIBOR + 3.000%, 5.52%, 12/29/2023	371,040
363,175	1 mo. USD LIBOR + 3.250%, 5.77%, 06/29/2025	352,461
370,313	Plastipak Packaging, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 10/14/2024	360,747
295,241	Proampac PG Borrower LLC 1 mo. USD LIBOR + 2.50%, 6.10%, 11/18/2023	286,475
925,323	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 02/05/2023	911,360

		3,921,561

	Pharmaceuticals - 0.4%
255,063	Bausch Health Companies Inc. 1 mo. USD LIBOR + 2.750%, 5.26%, 11/27/2025	251,315
817,550	Endo Luxembourg Finance Co. S.a r.l. 1 mo. USD LIBOR + 4.250%, 6.75%, 04/29/2024	808,696
288,301	NVA Holdings, Inc. 3 mo. USD LIBOR + 2.750%, 5.25%, 02/02/2025	275,328
628,705	Valeant Pharmaceuticals International, Inc. 1 mo. USD LIBOR + 3.000%, 5.51%, 06/02/2025	621,419

		1,956,758

	Real Estate - 0.2%
806,591	VICI Properties LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 12/20/2024	791,217

	Real Estate Investment Trusts - 0.2%
163,264	Iron Mountain, Inc. 3 mo. USD LIBOR + 1.750%, 4.25%, 01/02/2026	157,957
794,956	MGM Growth Properties Operating Partnership L.P. 1 mo. USD LIBOR + 2.000%, 4.50%, 03/21/2025	781,665

		939,622

	Retail - 1.4%
442,125	B.C. Unlimited Liability Co. 1 mo. USD LIBOR + 2.250%, 4.75%, 02/16/2024	434,388
854,138	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 7.50%, 09/25/2024	843,461
	Coty Inc.
EUR 238,301	1 mo. EURIBOR + 2.500%, 2.50%, 04/07/2025	262,446
$ 285,625	1 mo. USD LIBOR + 2.250%, 4.77%, 04/07/2025	270,987
409,909	Harbor Freight Tools USA, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 08/18/2023	395,784
500,064	J. Crew Group, Inc. 3 mo. USD LIBOR + 3.000%, 5.79%, 03/05/2021	361,521
1,009,551	Michaels Stores, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 01/30/2023	996,932
600,926	Neiman Marcus Group Ltd. LLC 1 mo. USD LIBOR + 3.250%, 5.76%, 10/25/2020	531,519
338,300	Rodan & Fields LLC 1 mo. USD LIBOR + 4.000%, 6.51%, 06/06/2025	312,927
900,900	Staples, Inc. 3 mo. USD LIBOR + 4.000%, 6.54%, 09/12/2024	884,233
1,539,456	U.S. Foods, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 06/27/2023	1,512,516

		6,806,714

	Semiconductors - 0.1%
443,123	Microchip Technology, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 05/29/2025	435,369
221,154	ON Semiconductor Corp. 1 mo. USD LIBOR + 1.750%, 4.25%, 03/31/2023	218,033

		653,402

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Software - 2.3%
$ 619,441	Almonde, Inc. 3 mo. USD LIBOR + 3.500%, 6.30%, 06/13/2024	$593,505
625,625	Change Healthcare Holdings LLC 1 mo. USD LIBOR + 2.750%, 5.25%, 03/01/2024	611,861
105,000	Compuware Corporation 1 mo. USD LIBOR + 3.500%, 6.00%, 08/22/2025	104,804
275,800	Cypress Intermediate Holdings , Inc. 1 mo. USD LIBOR + 3.000%, 5.50%, 04/26/2024	268,215
783,617	Epicor Software Corp. 1 mo. USD LIBOR + 3.250%, 5.75%, 06/01/2022	765,594
823,229	EVO Payments International LLC 1 mo. USD LIBOR + 3.250%, 5.76%, 12/22/2023	814,314
	First Data Corp.
860,674	1 mo. USD LIBOR + 2.000%, 4.52%, 07/08/2022	856,947
1,329,352	1 mo. USD LIBOR + 2.000%, 4.52%, 04/26/2024	1,323,955
235,800	Global Payments, Inc. 1 mo. USD LIBOR + 1.750%, 4.25%, 04/21/2023	231,452
752,704	Go Daddy Operating Co. LLC 1 mo. USD LIBOR + 2.250%, 4.75%, 02/15/2024	742,489
	Hyland Software, Inc.
132,975	1 mo. USD LIBOR + 3.500%, 6.00%, 07/01/2024	131,099
100,000	1 mo. USD LIBOR + 7.000%, 9.50%, 07/07/2025	98,900
760,181	Infor U.S., Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 02/01/2022	755,050
53,629	MA FinanceCo. LLC 1 mo. USD LIBOR + 2.500%, 5.00%, 06/21/2024	51,797
389,025	Quest Software U.S. Holdings, Inc. 3 mo. USD LIBOR + 4.250%, 6.99%, 05/16/2025	382,867
362,171	Seattle Spinco, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 06/21/2024	349,795
298,438	SkillSoft Corp. 3 mo. USD LIBOR + 4.750%, 7.25%, 04/28/2021	242,692
110,000	Sound Inpatient Physicians 1 mo. USD LIBOR + 6.750%, 9.25%, 06/26/2026	108,350
1,054,880	SS&C Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 4.75%, 04/16/2025	1,033,270
280,000	Web.com Group, Inc. 3 mo. USD LIBOR + 3.750%, 6.27%, 10/10/2025	270,200
1,128,581	WEX, Inc. 1 mo. USD LIBOR + 2.250%, 4.75%, 06/30/2023	1,110,242

		10,847,398

	Telecommunications - 0.7%
700,000	Level 3 Financing, Inc. 1 mo. USD LIBOR + 2.250%, 4.76%, 02/22/2024	686,875
1,121,222	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 02/02/2024	1,094,593
865,615	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 03/15/2024	804,485
294,263	Zacapa LLC 1 mo. USD LIBOR + 5.000%, 7.80%, 07/02/2025	293,527
282,410	Zayo Group LLC 1 mo. USD LIBOR + 2.250%, 4.75%, 01/19/2024	279,727

		3,159,207

	Textiles - 0.0%
125,000	ASP Unifrax Holdings, Inc. 11.28%, 12/14/2026	118,438

	Transportation - 0.1%
537,374	Savage Enterprises LLC 1 mo. USD LIBOR + 4.500%, 7.02%, 08/01/2025	535,698

	Total Senior Floating Rate Interests (cost $107,679,049)	$104,521,642

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

U.S. Government Agencies - 10.4%
	Mortgage-Backed Agencies - 10.4%
	FHLMC - 2.3%
$ 6,111	0.00%, 11/15/2036(18)	$5,412
4,520,117	0.14%, 10/25/2020(4)(8)	11,816
47,871	3.00%, 03/15/2033(8)	5,688
430,000	3.82%, 05/25/2048(1)(4)	387,274
123,643	4.00%, 07/15/2027(8)	10,684
77,900	4.50%, 03/15/2041	84,783
115,106	4.75%, 07/15/2039	123,545
2,382,000	1 mo. USD LIBOR + 2.350%, 4.86%, 04/25/2030(2)	2,415,494
2,345,000	1 mo. USD LIBOR + 2.500%, 5.01%, 03/25/2030(2)	2,408,705
12,033	5.50%, 08/15/2033	13,106
2,203,000	1 mo. USD LIBOR + 3.450%, 5.96%, 10/25/2029(2)	2,377,657
1,730,000	1 mo. USD LIBOR + 3.900%, 6.41%, 04/25/2029(2)	1,923,779
42,163	6.50%, 07/15/2036	46,594
1,027,058	1 mo. USD LIBOR + 4.000%, 6.51%, 08/25/2024(2)	1,112,623

		10,927,160

	FNMA - 8.1%
$ 54,524	0.00%, 06/25/2036(18)	$46,593
171,294	1.60%, 04/25/2055(4)(8)	8,539
5,000	2.44%, 01/01/2023	4,953
40,394	2.50%, 06/25/2028(8)	2,956
262,055	3.00%, 01/25/2028(8)	20,948
29,479	3.16%, 12/01/2026	29,674
23,960	3.24%, 12/01/2026	24,245
9,366	3.45%, 01/01/2024	9,609
9,307	3.47%, 01/01/2024	9,556
79,225	3.50%, 05/25/2030(8)	9,118
19,430,000	3.50%, 02/01/2049(19)	19,526,012
23,197	3.67%, 08/01/2023	24,100
4,984	3.70%, 10/01/2023	5,158
10,000	3.76%, 03/01/2024	10,414
5,000	3.86%, 11/01/2023	5,217
14,984	3.86%, 12/01/2025	15,725
22,984	3.87%, 10/01/2025	24,081
33,279	3.89%, 05/01/2030	34,798
33,954	3.93%, 10/01/2023	35,422
9,322	3.96%, 05/01/2034	9,786
9,620	3.97%, 05/01/2029	10,123
39,893	4.00%, 03/25/2042(8)	5,822
12,185,000	4.00%, 02/01/2049(19)	12,472,490
6,000,000	4.00%, 03/01/2049(19)	6,135,469
17,676	4.06%, 10/01/2028	18,602
32,001	4.50%, 07/25/2027(8)	3,095
16,862	5.47%, 05/25/2042(4)(8)	1,806
78,945	5.50%, 04/25/2035	87,859
29,131	5.50%, 04/25/2037	31,983
318,427	5.50%, 06/25/2042(8)	70,035

		38,694,188

	GNMA - 0.0%
$ 34,534	4.00%, 05/16/2042(8)	$5,362
90,849	5.00%, 10/16/2041(8)	14,568

		19,930

		49,641,278

	Total U.S. Government Agencies (cost $49,060,419)	$49,641,278

U.S. Government Securities - 7.7%
	U.S. Treasury Securities - 7.7%
	U.S. Treasury Bonds - 1.6%
$ 1,875,000	3.13%, 05/15/2048	$1,916,236
2,955,000	3.63%, 02/15/2044	3,285,129

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 1,980,000	6.25%, 05/15/2030(20)(21)	$2,664,956

		7,866,321

	U.S. Treasury Notes - 6.1%
$ 13,838,809	0.38%, 07/15/2027(22)(23)	$13,432,114
3,673,634	0.88%, 01/15/2029(22)	3,702,669
4,875,000	1.50%, 02/28/2023(20)	4,697,520
255,000	1.88%, 11/30/2021(20)	251,055
2,890,000	2.13%, 05/15/2025(20)(23)	2,824,975
4,185,000	2.25%, 02/15/2027(20)	4,083,971

		28,992,304

		36,858,625

	Total U.S. Government Securities (cost $36,945,922)	$36,858,625

Common Stocks - 0.1%
	Energy - 0.1%
32,328	Ascent Resources - Marcellus LLC Class A*(6)(7)	$101,833
83,644,001	KCA Deutag*(6)(7)(24)	344,362
713	Paragon Offshore Ltd., Litigation*	8,686
3,682	Philadelphia Energy Solutions Class A*	14,728
19,531	Templar Energy LLC Class A*	4,883

		474,492

	Total Common Stocks (cost $1,437,284)	$474,492

Escrows - 0.0%(25)
	Energy-Alternate Sources - 0.0%
2,648	Paragon Offshore Ltd.*(6)(7)	—
600,000	TCEH Corp.*(6)(7)	1

		1

	Total Escrows (cost $ — )	$1

Convertible Preferred Stocks - 0.1%
	Utilities - 0.1%
5,000	Sempra Energy Series A, 6.00%	501,650

	Total Convertible Preferred Stocks (cost $502,500)	$501,650

Warrants - 0.0%
	Energy - 0.0%
8,370	Ascent Resources - Marcellus LLC Expires 3/30/23*(6)(7)	670

	Total Warrants (cost $670)	$670

	Total Long-Term Investments (cost $516,265,189)	$504,004,509

Short-Term Investments - 4.0%
	Certificates of Deposit - 0.2%
300,000	Canadian Imperial Bank of Commerce 3 mo. USD LIBOR + 0.150%, 2.75%, 05/09/2019(2)(14)	300,077
730,000	Credit Agricole Corporate and Investment Bank 3 mo. USD LIBOR + 0.400%, 3.22%, 09/24/2020(2)(14)	729,879

		1,029,956

	Commercial Paper - 1.1%
CAD 1,663,000	Bank of Nova Scotia 2.26%, 08/16/2019(14)	1,251,107
$ 400,000	DNB Bank ASA 1 mo. USD LIBOR + 0.170%, 2.68%, 07/09/2019(1)(2)(14)	399,948
	Enbridge Pipelines, Inc.
CAD 410,000	2.16%, 02/12/2019(14)	311,815
1,160,000	2.18%, 02/15/2019(14)	882,043
$ 250,000	Glencore Funding LLC 3.09%, 03/18/2019(14)	249,031

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

750,000	Korea Development Bank 2.82%, 04/02/2019(14)		$746,744
	VW CR, Inc.
500,000	3.29%, 07/08/2019(14)		493,164
750,000	3.44%, 07/10/2019(14)		739,610

			5,073,462

	Foreign Government Obligations - 0.1%
CAD 700,000	Newfoundland T-Bill 0.00%, 02/14/2019(13)		$532,401

	Other Investment Pools & Funds - 2.0%
9,439,113	Fidelity Institutional Government Fund, Institutional Class, 2.31%(26)		$9,439,113

	Securities Lending Collateral - 0.6%
156,526	Citibank NA DDCA, 2.39%, 2/1/2019(26)		156,526
1,738,725	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(26)		1,738,725
692,486	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(26)		692,486
94,996	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(26)		94,996
405,709	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(26)		405,709
42,068	Western Asset Institutional Government Class A Fund, Institutional Class, 2.25%(26)		42,068

			3,130,510

	Total Short-Term Investments (cost $19,177,945)		$19,205,442

	Total Investments Excluding Purchased Options (cost $535,443,134)	109.5%	$523,209,951
	Total Purchased Options (cost $483,538)	0.0%	$75,714

	Total Investments (cost $535,926,672)	109.5%	$523,285,665
	Other Assets and Liabilities	(9.5)%	(45,363,000)

	Total Net Assets	100.0%	$477,922,665

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $91,599,992, representing 19.2% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2019.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(6)	Investment valued using significant unobservable inputs.
(7)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2019, the aggregate fair value of these securities was $446,868, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(8)	Securities disclosed are interest-only strips.

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

(9)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $2,521,212 at January 31, 2019.
(10)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $78,822,324, representing 16.5% of net assets.

(11)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(12)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(13)	Security is a zero-coupon bond.
(14)	The rate shown represents current yield to maturity.
(15)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2019.

(16)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(17)

This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2019, the aggregate value of the unfunded commitment was $57,573, which rounds to 0.00% of total net assets.

(18)	Securities disclosed are principal-only strips.
(19)	Represents or includes a TBA transaction.
(20)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.
(21)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(22)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(23)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(24)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $344,362 or 0.1% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
03/2011	KCA Deutag	83,644,001	$ 1,133,544	$ 344,362
(25)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(26)	Current yield as of period end.

OTC Swaption Contracts Outstanding at January 31, 2019

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount	Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Puts
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 06/03/29*	BOA	3.20%	Receive	05/30/19	USD 8,690,000	8,690,000	$6,943	$135,129	$(128,186)
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 06/03/29*	DEUT	3.20%	Receive	05/30/19	USD 11,945,000	11,945,000	9,544	177,981	(168,437)
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 12/11/29*	BOA	3.20%	Receive	12/09/19	USD 12,440,000	12,440,000	59,227	170,428	(111,201)

Total Puts						33,075,000	$75,714	$483,538	$(407,824)

Total purchased swaption contracts						33,075,000	$75,714	$483,538	$(407,824)

* Swaptions with forward premiums.

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

OTC Swaption Contracts Outstanding at January 31, 2019
Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount	Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaption contracts:
Calls
iTraxx Eur Xover	BNP	337.50 EUR Pay		02/20/19	(30,100,000) EUR	(30,100,000)	$(4,246)	$(186,879)	$182,633

Written swaption contracts:
Puts
iTraxx Eur Xover	BNP	337.50 EUR Pay		02/20/19	(30,100,000) EUR	(30,100,000)	$(517)	$(424,726)	$424,209

Total written swaption contracts						(60,200,000)	$(4,763)	$(611,605)	$606,842

Futures Contracts Outstanding at January 31, 2019

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 3-Year Bond Future	12	03/15/2019	$980,576	$5,417
Australian 10-Year Bond Future	3	03/15/2019	291,165	4,893
Australian Dollar Future	13	03/18/2019	945,100	9,801
British Pound Future	46	03/18/2019	3,778,038	137,709
Canadian Dollar Future	25	03/19/2019	1,906,125	39,278
Euro FX Future	13	03/18/2019	1,866,556	2,196
Euro-BTP Future	14	03/07/2019	2,076,281	111,035
Euro-OAT Future	16	03/07/2019	2,800,515	35,764
Euro-Schatz Future	27	03/07/2019	3,457,406	(1,418)
Japan 10-Year Bond Future	4	03/13/2019	5,607,161	23,844
Japanese Yen Currency Future	47	03/18/2019	5,414,106	152,637
Long Gilt Future	4	03/27/2019	648,087	3,479
Mini-10-Year JGB Future	8	03/12/2019	1,121,946	6,422
U.S. Treasury 2-Year Note Future	251	03/29/2019	53,294,360	(4,277)
U.S. Treasury 5-Year Note Future	679	03/29/2019	77,989,516	1,155,579
U.S. Treasury 10-Year Note Future	603	03/20/2019	73,848,656	1,416,777
U.S. Treasury Long Bond Future	69	03/20/2019	10,121,438	487,724

Total				$3,586,860

Short position contracts:
Canadian Government 10-Year Bond Future	35	03/20/2019	$3,666,350	$(9,633)
Euro BUXL 30-Year Bond Future	3	03/07/2019	638,206	(23,949)
Euro-BOBL Future	10	03/07/2019	1,521,516	(5,206)
Euro-Bund Future	31	03/07/2019	5,878,400	(95,054)
U.S. Treasury 10-Year Ultra Future	103	03/20/2019	13,460,812	(194,157)
U.S. Treasury Ultra Bond Future	50	03/20/2019	8,056,250	(452,627)

Total				$(780,626)

Total futures contracts				$2,806,234

OTC Credit Default Swap Contracts Outstanding at January 31, 2019

Reference Entity	Counter- party		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.07-1	GSC	USD	356,965	(0.09%)	08/25/37	Monthly	$75,243	$—	$8,891	$(66,352)
ABX.HE.AAA.07-1	CSI	USD	1,019,442	(0.09%)	08/25/37	Monthly	247,075	—	25,468	(221,607)

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

ABX.HE.PENAAA.06	CSI	USD	422,513	(0.11%)	05/25/46	Monthly	45,661	—	25,303	(20,358)
ABX.HE.PENAAA.06-2	JPM	USD	268,918	(0.11%)	05/25/46	Monthly	28,995	—	16,104	(12,891)
PrimeX.ARM.2	MSC	USD	131,922	(4.58%)	12/25/37	Monthly	—	(275)	(138)	137

Total							$396,974	$(275)	$75,628	$(321,071)

Sell protection:
ABX.HE.AAA.07-1	MSC	USD	356,965	0.09%	08/25/37	Monthly	$3,375	$—	$(8,918)	$(12,293)
ABX.HE.AAA.07-1	MSC	USD	1,019,441	0.09%	08/25/37	Monthly	9,697	—	(25,468)	(35,165)
ABX.HE.PENAAA.06-2	BCLY	USD	691,432	0.11%	05/25/46	Monthly	—	(18,063)	(41,472)	(23,409)
CMBX.NA.AAA.10	GSC	USD	662,000	0.50%	11/17/59	Monthly	—	(395)	4,234	4,629
CMBX.NA.BB.6	CSI	USD	51,000	5.00%	05/11/63	Monthly	—	(9,014)	(12,198)	(3,184)
CMBX.NA.BB.6	CSI	USD	85,000	5.00%	05/11/63	Monthly	—	(16,117)	(20,331)	(4,214)
CMBX.NA.BB.6	JPM	USD	65,000	5.00%	05/11/63	Monthly	—	(9,275)	(15,423)	(6,148)
CMBX.NA.BB.6	GSC	USD	82,000	5.00%	05/11/63	Monthly	—	(9,144)	(19,613)	(10,469)
CMBX.NA.BB.6	CSI	USD	130,000	5.00%	05/11/63	Monthly	—	(18,551)	(31,130)	(12,579)
CMBX.NA.BB.6	CSI	USD	555,000	5.00%	05/11/63	Monthly	—	(108,235)	(132,901)	(24,666)
CMBX.NA.BB.6	CSI	USD	970,000	5.00%	05/11/63	Monthly	—	(196,002)	(232,278)	(36,276)
CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	Monthly	—	(129,021)	(174,605)	(45,584)
CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	Monthly	—	(129,021)	(174,605)	(45,584)
CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	Monthly	—	(129,021)	(174,605)	(45,584)
CMBX.NA.BB.6	CSI	USD	830,000	5.00%	05/11/63	Monthly	—	(146,695)	(198,540)	(51,845)
CMBX.NA.BB.6	GSC	USD	1,155,000	5.00%	05/11/63	Monthly	—	(204,703)	(276,258)	(71,555)
CMBX.NA.BB.6	GSC	USD	550,000	5.00%	05/11/63	Monthly	—	(57,798)	(131,551)	(73,753)
CMBX.NA.BB.6	MSC	USD	1,491,000	5.00%	05/11/63	Monthly	—	(263,536)	(353,755)	(90,219)
CMBX.NA.BB.8	CSI	USD	1,470,000	5.00%	10/17/57	Monthly	—	(393,221)	(258,826)	134,395
CMBX.NA.BB.8	CSI	USD	1,325,000	5.00%	10/17/57	Monthly	—	(354,434)	(233,751)	120,683
CMBX.NA.BB.8	MSC	USD	1,006,000	5.00%	10/17/57	Monthly	—	(269,120)	(176,005)	93,115
CMBX.NA.BB.8	GSC	USD	580,000	5.00%	10/17/57	Monthly	—	(168,684)	(102,461)	66,223
CMBX.NA.BB.8	GSC	USD	462,000	5.00%	10/17/57	Monthly	—	(110,655)	(81,744)	28,911
CMBX.NA.BB.8	DEUT	USD	365,000	5.00%	10/17/57	Monthly	—	(87,811)	(64,581)	23,230
CMBX.NA.BB.8	CSI	USD	34,000	5.00%	10/17/57	Monthly	—	(9,095)	(6,006)	3,089
CMBX.NA.BBB-.6	DEUT	USD	3,475,000	3.00%	05/11/63	Monthly	—	(547,014)	(458,229)	88,785
CMBX.NA.BBB-.6	MSC	USD	1,875,000	3.00%	05/11/63	Monthly	—	(300,792)	(247,246)	53,546
CMBX.NA.BBB-.6	DEUT	USD	1,924,000	3.00%	05/11/63	Monthly	—	(302,204)	(253,707)	48,497
CMBX.NA.BBB-.6	CSI	USD	2,370,000	3.00%	05/11/63	Monthly	—	(325,396)	(312,123)	13,273
CMBX.NA.BBB-.6	DEUT	USD	888,000	3.00%	05/11/63	Monthly	—	(123,147)	(116,948)	6,199
CMBX.NA.BBB-.6	MSC	USD	1,445,000	3.00%	05/11/63	Monthly	—	(210,622)	(190,303)	20,319
CMBX.NA.BBB-.6	DEUT	USD	1,205,000	3.00%	05/11/63	Monthly	—	(177,499)	(158,696)	18,803
CMBX.NA.BBB-.6	CSI	USD	850,000	3.00%	05/11/63	Monthly	—	(121,160)	(111,943)	9,217
PrimeX.ARM.2	JPM	USD	131,922	4.58%	12/25/37	Monthly	5,170	—	138	(5,032)

Total							$18,242	$(4,945,445)	$(4,791,848)	$135,355

Total traded indices							$415,216	$(4,945,720)	$(4,716,220)	$(185,716)

Credit default swaps on single-name issues:
Sell protection:
South Africa Government International Bond	BCLY	USD	610,000	1.00%	12/20/23	Quarterly	$—	$(29,610)	$(19,923)	$9,687
South Africa Government International Bond	MSC	USD	605,000	1.00%	12/20/23	Quarterly	—	(28,861)	(19,761)	9,100

Total							$—	$(58,471)	$(39,684)	$18,787

Total single-name issues							$—	$(58,471)	$(39,684)	$18,787

Total OTC contracts							$415,216	$(5,004,191)	$(4,755,904)	$(166,929)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2019

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.IG.30.V1	USD	19,210,000	(1.00%)	06/20/23	Quarterly	$(281,042)	$(340,063)	$(59,021)
CDX.NA.IG.31.V1	USD	2,465,000	(1.00%)	12/20/23	Quarterly	(25,470)	(39,915)	(14,445)
ITRAXX.XOV.30.V2	EUR	9,373,270	(5.00%)	12/20/23	Quarterly	(781,655)	(950,513)	(168,858)

Total						$(1,088,167)	$(1,330,491)	$(242,324)

Credit default swaps on indices:
Sell protection:
CDX.EMS.30.V1	USD	6,620,000	1.00%	12/20/23	Quarterly	$(309,335)	$(193,796)	$115,539
CDX.NA.HY.31.V3	USD	34,785,100	5.00%	12/20/23	Quarterly	787,760	2,254,961	1,467,201

Total						$478,425	$2,061,165	$1,582,740

Total						$(609,742)	$730,674	$1,340,416

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2019
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value) †	Unrealized Appreciation/ (Depreciation)
3 Mo. USD LIBOR	2.25% Fixed	USD	21,037,000	06/20/28	Semi-Annual	$1,072,772	$—	$712,291	$(360,481)
3 Mo. USD LIBOR	2.75% Fixed	USD	4,640,000	12/20/47	Semi-Annual	—	(100,303)	51,092	151,395

Total						$1,072,772	$(100,303)	$763,383	$(209,086)

Foreign Currency Contracts Outstanding at January 31, 2019

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
2,500,000	ARS	63,929	USD	MSC	03/20/19	$—	$(267)
1,344,000	AUD	960,329	USD	DEUT	02/07/19	16,719	—
45,000	AUD	32,319	USD	CIBC	02/07/19	395	—
1,389,000	AUD	1,009,963	USD	MSC	03/07/19	229	—
230,000	BRL	59,012	USD	MSC	03/06/19	3,917	—
1,074,000	CAD	808,382	USD	BNP	02/07/19	9,131	—
75,000	CAD	57,154	USD	BNP	03/07/19	—	(27)
42,000,000	CLP	61,471	USD	JPM	03/20/19	2,577	—
26,300,000	CLP	38,665	USD	HSBC	03/20/19	1,441	—
17,800,000	CLP	26,687	USD	BCLY	03/20/19	457	—
9,982,000	CNH	1,442,548	USD	CBK	03/20/19	45,988	—
189,900,000	COP	59,703	USD	MSC	03/20/19	1,338	—
130,000,000	COP	40,896	USD	GSC	03/20/19	891	—
83,100,000	COP	26,235	USD	DEUT	03/20/19	476	—
1,380,000	CZK	61,019	USD	BNP	03/20/19	394	—
650,000	CZK	28,734	USD	CBK	03/20/19	192	—
860,000	CZK	38,439	USD	GSC	03/20/19	—	(167)
659,000	DKK	101,377	USD	MSC	02/07/19	—	(277)
659,000	DKK	101,610	USD	BOA	03/07/19	—	(248)
12,510,000	EGP	656,176	USD	MSC	04/22/19	34,324	—
8,130,000	EGP	426,772	USD	DEUT	04/22/19	21,971	—

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

2,190,000	EGP	115,934	USD	GSC	06/19/19	$2,933	$—
500,000	EGP	26,441	USD	GSC	07/09/19	541	—
95,000	EUR	108,432	USD	CIBC	02/07/19	369	—
86,000	EUR	99,247	USD	BOA	02/07/19	—	(754)
10,134,000	EUR	11,629,829	USD	SSG	02/07/19	—	(23,667)
193,000	EUR	220,719	USD	BNP	02/28/19	710	—
94,000	EUR	107,564	USD	UBS	03/07/19	352	—
128,000	EUR	146,854	USD	GSC	03/20/19	272	—
534,000	GBP	682,847	USD	BOA	02/07/19	17,798	—
534,000	GBP	701,719	USD	DEUT	03/07/19	—	(55)
56,000	GBP	73,785	USD	BNP	03/07/19	—	(202)
2,800,000	JPY	25,766	USD	CIBC	02/07/19	—	(44)
9,000,000	JPY	83,359	USD	BOA	02/07/19	—	(682)
252,428,000	JPY	2,335,167	USD	MSC	02/07/19	—	(16,288)
757,284,000	JPY	6,976,245	USD	HSBC	02/07/19	—	(19,610)
6,900,000	JPY	63,556	USD	BNP	03/07/19	—	(31)
249,000	MXN	12,807	USD	BCLY	02/07/19	200	—
490,000	MXN	25,048	USD	JPM	03/20/19	388	—
330,000	MXN	17,262	USD	CSFB	03/20/19	—	(132)
422,000	MYR	102,852	USD	UBS	02/07/19	163	—
522,000	NOK	62,087	USD	MSC	02/07/19	—	(173)
408,000	PEN	120,354	USD	BNP	03/20/19	2,064	—
95,000	PEN	28,278	USD	SCB	03/20/19	226	—
3,330,000	PHP	62,771	USD	DEUT	03/20/19	899	—
1,930,000	PHP	36,588	USD	MSC	03/20/19	314	—
176,000	PLN	46,901	USD	MSC	02/07/19	391	—
176,000	PLN	47,245	USD	JPM	03/07/19	86	—
460,000	PLN	121,620	USD	BNP	03/20/19	2,137	—
210,000	PLN	55,619	USD	CBK	03/20/19	879	—
295,000	PLN	78,490	USD	GSC	03/20/19	876	—
4,090,000	RUB	60,852	USD	JPM	03/20/19	1,306	—
2,690,000	RUB	39,775	USD	GSC	03/20/19	1,106	—
1,680,000	RUB	25,241	USD	JPM	03/20/19	290	—
454,000	SEK	51,023	USD	MSC	02/07/19	—	(821)
454,000	SEK	50,451	USD	MSC	03/07/19	—	(136)
37,000	SGD	27,279	USD	BOA	02/07/19	208	—
37,000	SGD	27,507	USD	CBK	03/07/19	—	—
370,000	TRY	65,356	USD	GSC	03/20/19	4,346	—
305,000	TRY	56,247	USD	GSC	03/20/19	1,210	—
1,009,525	USD	1,389,000	AUD	MSC	02/07/19	—	(236)
1,750,676	USD	2,420,000	AUD	JPM	03/20/19	—	(9,656)
58,974	USD	230,000	BRL	DEUT	03/06/19	—	(3,955)
528,964	USD	700,000	CAD	BNP	02/07/19	—	(3,866)
309,198	USD	410,000	CAD	SSG	02/12/19	—	(2,921)
1,775,712	USD	2,395,000	CAD	JPM	02/12/19	—	(47,518)
526,823	USD	700,000	CAD	SCB	02/14/19	—	(6,085)
874,499	USD	1,160,000	CAD	SSG	02/15/19	—	(8,624)
331,512	USD	450,000	CAD	GSC	02/15/19	—	(11,079)
894,771	USD	1,214,000	CAD	RBC	02/20/19	—	(29,559)
375,385	USD	500,000	CAD	UBS	03/05/19	—	(5,439)
1,828,085	USD	2,435,000	CAD	BOM	03/20/19	—	(27,252)
189,728	USD	250,000	CAD	JPM	05/13/19	—	(994)
985,771	USD	1,305,000	CAD	MSC	06/19/19	—	(10,601)
356,797	USD	470,000	CAD	MSC	07/08/19	—	(2,198)
692,487	USD	915,000	CAD	GSC	07/17/19	—	(6,545)
1,259,318	USD	1,663,000	CAD	DEUT	08/16/19	—	(11,886)
643,150	USD	850,000	CAD	UBS	08/19/19	—	(6,632)
681,347	USD	905,000	CAD	GSC	10/01/19	—	(11,051)
742,890	USD	970,000	CAD	NAB	12/03/19	—	(99)
1,052,748	USD	980,000	CHF	BNP	10/13/20	8,234	—
535,932	USD	500,000	CHF	HSBC	10/13/20	3,016	—
101,353	USD	659,000	DKK	BOA	02/07/19	254	—
531,788	USD	465,000	EUR	SCB	02/06/19	—	(718)
22,488,029	USD	19,805,389	EUR	GSC	02/28/19	—	(234,685)
74,594	USD	65,000	EUR	CBK	03/07/19	—	(29)
114,470	USD	100,000	EUR	HSBC	03/15/19	—	(419)

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

156,302	USD	136,000	EUR	JPM	03/20/19	$ —	$ (20)
128,598	USD	112,000	EUR	SSG	03/20/19	—	(137)
261,618	USD	228,000	EUR	CBK	03/20/19	—	(451)
146,919	USD	129,000	EUR	MSC	03/20/19	—	(1,357)
153,648	USD	135,000	EUR	SSG	03/20/19	—	(1,524)
13,654,756	USD	11,946,000	EUR	BOA	03/20/19	—	(76,266)
1,220,109	USD	1,060,000	EUR	JPM	05/02/19	—	(2,916)
700,715	USD	534,000	GBP	DEUT	02/07/19	70	—
131,879	USD	100,000	GBP	SSG	02/27/19	550	—
288,529	USD	219,000	GBP	BNP	02/28/19	877	—
52,518	USD	40,000	GBP	CBK	03/07/19	—	(41)
3,479,782	USD	2,735,000	GBP	BCLY	03/20/19	—	(116,484)
4,361,847	USD	485,050,000	JPY	JPM	02/04/19	—	(92,788)
442,807	USD	50,000,000	JPY	ANZ	02/12/19	—	(16,663)
2,055,477	USD	229,700,000	JPY	CBK	02/12/19	—	(55,327)
1,779,446	USD	200,000,000	JPY	BCLY	02/12/19	—	(58,433)
886,623	USD	100,000,000	JPY	ANZ	02/19/19	—	(32,750)
1,062,766	USD	120,000,000	JPY	JPM	02/19/19	—	(40,482)
2,661,124	USD	300,000,000	JPY	ANZ	02/25/19	—	(98,113)
3,614,340	USD	405,700,000	JPY	BCLY	03/20/19	—	(125,188)
1,788,485	USD	200,000,000	JPY	SSG	03/25/19	—	(55,856)
2,685,290	USD	290,500,000	JPY	JPM	04/08/19	3,268	—
2,953,642	USD	317,600,000	JPY	JPM	04/15/19	19,618	—
4,347,365	USD	471,850,000	JPY	JPM	04/22/19	—	(14,322)
4,017,650	USD	437,500,000	JPY	BCLY	05/09/19	—	(32,333)
47,897	USD	990,000	MXN	JPM	03/20/19	—	(3,493)
76,016	USD	1,545,000	MXN	JPM	03/20/19	—	(4,183)
102,223	USD	422,000	MYR	UBS	02/07/19	—	(792)
102,877	USD	422,000	MYR	UBS	03/07/19	—	(80)
61,043	USD	522,000	NOK	MSC	02/07/19	—	(871)
62,167	USD	522,000	NOK	MSC	03/07/19	173	—
47,207	USD	176,000	PLN	JPM	02/07/19	—	(85)
50,340	USD	454,000	SEK	MSC	02/07/19	138	—
27,489	USD	37,000	SGD	CBK	02/07/19	2	—
28,308	USD	378,000	ZAR	GSC	02/07/19	—	(169)
73,889	USD	988,000	ZAR	BOA	03/20/19	—	(182)
81,180	USD	1,172,000	ZAR	GSC	03/20/19	—	(6,685)
378,000	ZAR	26,996	USD	BCLY	02/07/19	1,480	—
378,000	ZAR	28,215	USD	GSC	03/07/19	168	—
410,000	ZAR	29,111	USD	JPM	03/20/19	1,627	—
450,000	ZAR	32,644	USD	GSC	03/20/19	1,093	—
Total						$ 221	$ (1,343,619)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:

ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIB	Credit Agricole
CIBC	Canadian Imperial Bank of Commerce
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2019 (Unaudited)

SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:

ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security

Other Abbreviations:

CDOR	Canadian Dollar Offered Rate
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EM	Emerging Markets
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
OFZ	Obstacle-Free Zone
PAC	Planned Amortization Class
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
TBA	To Be Announced

Municipal Abbreviations:

GO	General Obligation

The Hartford Strategic Income Fund
Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$62,663,783	$—	$62,663,781	$2
Corporate Bonds	104,259,474	—	104,259,474	—
Foreign Government Obligations	139,714,582	—	139,714,582	—
Municipal Bonds	5,368,312	—	5,368,312	—
Senior Floating Rate Interests	104,521,642	—	104,521,642	—
U.S. Government Agencies	49,641,278	—	49,641,278	—
U.S. Government Securities	36,858,625	—	36,858,625	—
Common Stocks
Energy	474,492	—	28,297	446,195
Escrows	1	—	—	1
Convertible Preferred Stocks	501,650	501,650	—	—
Warrants	670	—	—	670
Short-Term Investments	19,205,442	12,569,623	6,635,819	—
Purchased Options	75,714	—	75,714	—
Foreign Currency Contracts(2)	221,072	—	221,072	—
Futures Contracts(2)	3,592,555	3,592,555	—	—
Swaps - Credit Default(2)	2,334,578	—	2,334,441	137
Swaps - Interest Rate(2)	151,395	—	151,395	—

Total	$529,585,265	$16,663,828	$512,474,432	$447,005

Liabilities
Foreign Currency Contracts(2)	$(1,343,619)	$—	$(1,343,619)	$—
Futures Contracts(2)	(786,321)	(786,321)	—	—
Swaps - Credit Default(2)	(1,161,091)	—	(1,156,059)	(5,032)
Swaps - Interest Rate(2)	(360,481)	—	(360,481)	—
Written Options	(4,763)	—	(4,763)	—

Total	$(3,656,275)	$(786,321)	$(2,864,922)	$(5,032)

(1) For the period ended January 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the     investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2019 is not presented.

The Hartford Total Return Bond Fund
Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 34.0%
	Asset-Backed - Automobile - 0.7%
$ 656,343	CIG Automobile Receivables Trust 2.71%, 05/15/2023(1)	$652,827
2,435,000	Credit Acceptance Auto Loan Trust 2.65%, 06/15/2026(1)	2,415,004
2,310,000	Racho Monterey Dus 3.63%, 03/01/2029(2)(3)	2,351,869
2,202,031	Skopos Auto Receivables Trust 3.19%, 09/15/2021(1)	2,200,903
4,310,000	Westlake Automobile Receivables Trust 3.28%, 12/15/2022(1)	4,278,124

		11,898,727

	Asset-Backed - Finance & Insurance - 17.3%
1,540,000	AIMCO CLO Ltd. 3 mo. USD LIBOR + 0.850%, 3.64%, 01/15/2028(1)(4)	1,528,716
65,668	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.82%, 11/25/2035(5)	65,838
4,200,000	AMMC CLO Ltd. 3 mo. USD LIBOR + 1.250%, 4.02%, 07/25/2029(1)(4)	4,191,600
	Anchorage Capital CLO Ltd.
6,130,000	3 mo. USD LIBOR + 1.000%, 3.77%, 07/28/2028(1)(4)	6,086,931
2,910,000	3 mo. USD LIBOR + 1.510%, 4.30%, 01/15/2029(1)(4)	2,910,908
3,970,000	Apex Credit CLO Ltd. 3 mo. USD LIBOR + 1.470%, 4.25%, 04/24/2029(1)(4)	3,970,187
791,380	Apidos CLO 3 mo. USD LIBOR + 0.980%, 3.74%, 01/19/2025(1)(4)	790,781
6,225,000	Atrium 3 mo. USD LIBOR + 0.830%, 3.59%, 04/22/2027(1)(4)	6,192,362
	Avery Point CLO Ltd.
3,015,597	3 mo. USD LIBOR + 1.100%, 3.87%, 04/25/2026(1)(4)	3,014,786
1,309,108	3 mo. USD LIBOR + 1.120%, 3.90%, 01/18/2025(1)(4)	1,308,286
700,107	Babson CLO Ltd. 3 mo. USD LIBOR + 1.150%, 3.91%, 07/20/2025(1)(4)	698,816
	Bayview Koitere Fund Trust
5,863,110	3.50%, 07/28/2057(1)	5,815,040
1,400,647	3.62%, 03/28/2033(1)(5)	1,398,599
	Bayview Opportunity Master Fund Trust
620,655	3.35%, 11/28/2032(1)(5)	618,736
2,467,317	3.50%, 01/28/2055(1)(6)	2,446,930
2,922,969	3.50%, 06/28/2057(1)(6)	2,898,455
5,750,285	3.50%, 10/28/2057(1)(6)	5,705,037
3,890,669	3.50%, 01/28/2058(1)(6)	3,854,046
994,275	3.60%, 02/25/2033(1)(5)	992,285
380,063	3.67%, 03/28/2033(1)(5)	380,051
2,171,879	4.00%, 11/28/2053(1)(6)	2,180,331
4,236,005	4.00%, 10/28/2064(1)(6)	4,249,450
	Bellemeade Re Ltd.
5,705,000	1 mo. USD LIBOR + 0.950%, 3.46%, 08/25/2028(1)(4)	5,701,236
4,888,000	1 mo. USD LIBOR + 1.200%, 3.71%, 10/25/2027(1)(4)	4,878,753
382,500	Benefit Street Partners CLO Ltd. 3 mo. USD LIBOR + 0.800%, 3.58%, 10/18/2029(1)(4)	382,309
	BlueMountain CLO Ltd.
6,210,000	3 mo. USD LIBOR + 0.930%, 3.71%, 07/18/2027(1)(4)	6,145,981
6,099,000	3 mo. USD LIBOR + 1.180%, 3.94%, 10/22/2030(1)(4)	6,062,022
346,875	Cal Funding Ltd. 3.47%, 10/25/2027(1)	345,152
	Carlyle Global Market Strategies CLO Ltd.
4,630,000	1 mo. USD LIBOR + 0.780%, 3.55%, 04/27/2027(1)(4)	4,605,012
2,815,000	3 mo. USD LIBOR + 1.900%, 4.66%, 10/20/2029(1)(4)	2,812,137
	CBAM Ltd.
3,470,000	3 mo. USD LIBOR + 1.120%, 3.56%, 10/20/2029(1)(4)	3,445,585
1,480,000	3 mo. USD LIBOR + 1.230%, 4.00%, 10/17/2029(1)(4)	1,477,453

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	CIFC Funding Ltd.
$ 401,269	3 mo. USD LIBOR + 0.850%, 3.63%, 07/16/2030(1)(4)	$401,249
4,175,000	3 mo. USD LIBOR + 1.050%, 3.83%, 04/24/2030(1)(4)	4,131,818
4,140,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	4,214,284
1,248,943	Civic Mortgage LLC 3.89%, 06/25/2022(1)(5)	1,246,727
1,910,000	Covenant Credit Partners CLO Ltd. 3 mo. USD LIBOR + 1.850%, 4.64%, 10/15/2029(1)(4)	1,909,956
3,270,288	Domino’s Pizza Master Issuer LLC 4.12%, 07/25/2048(1)	3,265,578
	Dryden Senior Loan Fund
4,398,000	3 mo. USD LIBOR + 0.820%, 3.44%, 11/15/2028(1)(4)	4,344,292
5,350,000	3 mo. USD LIBOR + 1.210%, 3.99%, 07/18/2030(1)(4)	5,330,435
3,246,000	3 mo. USD LIBOR + 1.430%, 4.22%, 10/16/2028(1)(4)	3,247,331
	First Franklin Mortgage Loan Trust
2,250,478	1 mo. USD LIBOR + 0.240%, 2.75%, 04/25/2036(4)	2,053,489
1,065,000	1 mo. USD LIBOR + 0.310%, 2.82%, 09/25/2036(4)	949,617
3,435,000	Flatiron CLO Ltd. 3 mo. USD LIBOR + 1.250%, 3.87%, 05/15/2030(1)(4)	3,427,295
3,980,000	KKR CLO Ltd. 3 mo. USD LIBOR + 1.340%, 4.13%, 04/15/2029(1)(4)	3,976,529
2,875,000	Lendmark Funding Trust 2.83%, 12/22/2025(1)	2,840,944
	Madison Park Funding Ltd.
4,825,000	3 mo. USD LIBOR + 1.160%, 3.93%, 07/23/2029(1)(4)	4,806,284
3,125,000	3 mo. USD LIBOR + 1.190%, 3.95%, 10/21/2030(1)(4)	3,111,816
3,553,407	3 mo. USD LIBOR + 1.260%, 4.02%, 07/20/2026(1)(4)	3,553,887
	Magnetite Ltd.
5,082,172	3 mo. USD LIBOR + 1.000%, 3.77%, 07/25/2026(1)(4)	5,078,803
3,070,000	3 mo. USD LIBOR + 1.500%, 4.27%, 07/25/2026(1)(4)	3,056,526
2,370,000	Magnetite VIII Ltd. 3 mo. USD LIBOR + 0.980%, 3.77%, 04/15/2031(1)(4)	2,348,862
6,932,000	Magnetite XI Ltd. 3 mo. USD LIBOR + 1.120%, 3.90%, 01/18/2027(1)(4)	6,940,762
5,632,000	Magnetite XVIII Ltd. 3 mo. USD LIBOR + 1.080%, 3.70%, 11/15/2028(1)(4)	5,607,574
738,043	Marlette Funding Trust 2.36%, 12/15/2024(1)	735,958
4,653,953	MFA Trust 3.35%, 11/25/2047(1)(5)	4,599,494
682,306	Nationstar HECM Loan Trust 2.04%, 09/25/2027(1)(6)	680,268
	NRZ Advance Receivables Trust
2,540,000	2.58%, 10/15/2049(1)	2,526,218
4,895,000	3.11%, 12/15/2050(1)	4,880,431
4,425,000	3.21%, 02/15/2051(1)	4,414,219
	NRZ Excess Spread-Collateralized Notes
7,171,625	3.19%, 01/25/2023(1)	7,132,368
2,698,610	3.27%, 02/25/2023(1)	2,696,688
775,764	Oak Hill Advisors Residential Loan Trust 3.00%, 06/25/2057(1)(5)	761,221
4,015,000	OCP CLO Ltd. 3 mo. USD LIBOR + 0.850%, 3.62%, 04/17/2027(1)(4)	3,994,259
3,020,000	Octagon Investment Partners Ltd. 3 mo. USD LIBOR + 1.320%, 4.08%, 03/17/2030(1)(4)	3,027,638
	OneMain Financial Issuance Trust
7,054,000	2.37%, 09/14/2032(1)	6,950,418
1,488,703	4.10%, 03/20/2028(1)	1,492,360
106,250	OZLM Funding Ltd. 3 mo. USD LIBOR + 0.900%, 3.66%, 07/22/2029(1)(4)	106,245
457,597	Pretium Mortgage Credit Partners LLC 3.38%, 01/27/2033(1)(5)	453,663
525,158	Prosper Marketplace Issuance Trust 2.36%, 11/15/2023(1)	524,061

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 2,710,000	SBA Tower Trust 2.90%, 10/15/2044(1)(5)	$2,700,615
2,648,385	Seneca Park CLO Ltd. 3 mo. USD LIBOR + 1.120%, 3.89%, 07/17/2026(1)(4)	2,647,720
3,420,000	Shackleton CLO Ltd. 3 mo. USD LIBOR + 1.020%, 3.79%, 07/17/2028(1)(4)	3,400,321
	SoFi Consumer Loan Program LLC
1,164,372	2.50%, 05/26/2026(1)	1,152,135
583,196	2.77%, 05/25/2026(1)	578,948
1,146,718	3.05%, 12/26/2025(1)	1,142,980
950,119	3.09%, 10/27/2025(1)	947,739
938,761	3.28%, 01/26/2026(1)	938,518
	Sound Point CLO Ltd.
6,850,000	3 mo. USD LIBOR + 0.890%, 3.65%, 01/20/2028(1)(4)	6,774,938
2,100,000	3 mo. USD LIBOR + 1.390%, 4.16%, 01/23/2029(1)(4)	2,099,467
	Springleaf Funding Trust
7,215,000	2.68%, 07/15/2030(1)	7,111,220
3,528,562	2.90%, 11/15/2029(1)	3,512,855
4,175,000	SPS Servicer Advance Receivables Trust 2.75%, 11/15/2049(1)	4,165,306
3,700,522	Symphony CLO Ltd. 3 mo. USD LIBOR + 1.280%, 4.08%, 07/14/2026(1)(4)	3,709,322
2,701,951	Thacher Park CLO Ltd. 3 mo. USD LIBOR + 1.160%, 3.92%, 10/20/2026(1)(4)	2,700,135
	Towd Point Mortgage Trust
4,303,227	2.75%, 10/25/2056(1)(6)	4,211,350
1,803,941	2.75%, 04/25/2057(1)(6)	1,766,819
2,983,182	2.75%, 06/25/2057(1)(6)	2,915,311
3,464,944	2.75%, 07/25/2057(1)(6)	3,381,185
4,335,000	Treman Park CLO Ltd. 3 mo. USD LIBOR + 1.070%, 3.83%, 10/20/2028(1)(4)	4,319,606
2,355,000	Venture CLO Ltd. 3 mo. USD LIBOR + 1.300%, 4.06%, 07/20/2030(1)(4)	2,348,505
6,295,000	Vibrant CLO VI Ltd. 3 mo. USD LIBOR + 1.240%, 4.03%, 06/20/2029(1)(4)	6,255,134
2,225,947	VOLT LXVI 4.34%, 05/25/2048(1)(5)	2,224,201
	Voya CLO Ltd.
3,520,000	3 mo. USD LIBOR + 0.900%, 3.68%, 01/18/2029(1)(4)	3,476,510
2,030,000	3 mo. USD LIBOR + 1.130%, 3.92%, 10/15/2030(1)(4)	2,014,927
1,500,000	3 mo. USD LIBOR + 1.250%, 4.02%, 04/17/2030(1)(4)	1,494,031
1,505,000	3 mo. USD LIBOR + 1.250%, 4.03%, 01/18/2029(1)(4)	1,473,520
1,351,350	Wendy’s Funding LLC 3.88%, 03/15/2048(1)	1,324,066
1,690,000	Wingstop Funding LLC 4.97%, 12/05/2048(1)	1,730,526
4,650,000	York CLO Ltd. 3 mo. USD LIBOR + 1.630%, 2.73%, 01/20/2030(1)(4)	4,674,208
5,625,000	Zais CLO Ltd. 3 mo. USD LIBOR + 1.530%, 4.32%, 10/15/2028(1)(4)	5,611,607

		310,777,103

	Asset-Backed - Home Equity - 1.6%
	GSAA Home Equity Trust
25,379	1 mo. USD LIBOR + 0.070%, 2.58%, 12/25/2046(4)	12,907
3,188,177	1 mo. USD LIBOR + 0.080%, 2.59%, 02/25/2037(4)	1,550,616
975,507	1 mo. USD LIBOR + 0.090%, 2.60%, 12/25/2036(4)	434,672
1,688,045	1 mo. USD LIBOR + 0.100%, 2.61%, 03/25/2037(4)	803,970
1,471,689	1 mo. USD LIBOR + 0.180%, 2.69%, 11/25/2036(4)	658,946
1,429,647	5.99%, 06/25/2036(6)	652,470
7,672,583	Legacy Mortgage Asset Trust 4.00%, 03/25/2058(1)(5)	7,648,464
41,515	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 1 mo. USD LIBOR + 0.150%, 2.66%, 06/25/2036(4)	33,597
1,345,069	Morgan Stanley Mortgage Loan Trust 1 mo. USD LIBOR + 0.170%, 2.68%, 11/25/2036(4)	564,310

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	New Residential Mortgage Loan Trust
$ 5,138,438	4.00%, 08/27/2057(1)(6)	$5,164,830
711,581	4.00%, 12/25/2057(1)(6)	721,617
4,902,656	1 mo. USD LIBOR + 1.500%, 4.01%, 06/25/2057(1)(4)	4,990,057
488,130	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037(5)	227,324
	Soundview Home Loan Trust
3,110,373	1 mo. USD LIBOR + 0.180%, 2.69%, 07/25/2037(4)	2,774,689
830,000	1 mo. USD LIBOR + 0.240%, 2.75%, 07/25/2036(4)	752,849
1,110,000	1 mo. USD LIBOR + 0.250%, 2.76%, 11/25/2036(4)	1,013,788

		28,005,106

	Asset-Backed - Manufactured Housing - 0.1%
1,389,000	Octagon Investment Partners 24 Ltd. 3 mo. USD LIBOR + 0.090%, 3.55%, 05/21/2027(1)(4)	1,386,325

	Collateralized - Mortgage Obligations - 0.3%
1,876,214	Consumer Loan Underlying Bond Credit Trust 2.61%, 01/15/2024(1)	1,867,533
3,215,000	Structured Agency Credit Risk Trust 1 mo. USD LIBOR + 0.750%, 3.26%, 09/25/2048(1)(4)	3,211,576

		5,079,109

	Commercial Mortgage - Backed Securities - 5.0%
30,154,630	Banc of America Commercial Mortgage Trust 0.75%, 11/15/2050(6)(7)	1,576,047
	BBCMS Mortgage Trust
23,725,486	1.51%, 02/15/2050(6)(7)	2,126,990
7,661,000	1 mo. USD LIBOR + 0.850%, 3.36%, 08/15/2036(1)(4)	7,598,523
3,875,061	Benchmark Mortgage Trust 0.54%, 07/15/2051(6)(7)	143,042
2,535,000	CAMB Commercial Mortgage Trust 1 mo. USD LIBOR + 2.55%, 5.05%, 12/15/2037(1)(4)(8)	2,536,065
	Citigroup Commercial Mortgage Trust
12,424,138	0.99%, 07/10/2047(6)(7)	526,903
15,679,023	1.11%, 04/10/2048(6)(7)	758,096
5,620,000	3.19%, 04/10/2048	5,592,098
1,045,000	3.76%, 06/10/2048	1,073,132
415,000	4.59%, 03/10/2047(1)(6)	391,842
	Commercial Mortgage Trust
3,710,962	0.68%, 08/10/2046(6)(7)	99,894
2,720,402	1.90%, 07/10/2046(1)(6)(7)	57,624
380,000	2.54%, 12/10/2045	373,847
687,000	2.77%, 12/10/2045	680,642
945,249	2.85%, 10/15/2045	931,935
745,000	2.94%, 01/10/2046	740,487
735,000	3.10%, 03/10/2046	735,653
965,728	3.21%, 03/10/2046	967,845
380,312	3.33%, 06/10/2046	382,696
3,050,000	3.42%, 03/10/2031(1)	3,114,619
905,000	3.61%, 06/10/2046(6)	921,742
305,000	3.69%, 08/10/2047	310,313
1,350,000	3.83%, 07/15/2047	1,389,300
764,052	4.02%, 07/10/2045	791,294
420,000	4.07%, 02/10/2047(6)	436,980
390,000	4.21%, 08/10/2046	406,335
660,000	4.21%, 08/10/2046(6)	689,316
595,000	4.23%, 07/10/2045(6)	622,469
805,000	4.57%, 10/15/2045(1)(6)	190,713
1,825,000	4.75%, 10/15/2045(1)(6)	943,689
332,798	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	327,090
	CSAIL Commercial Mortgage Trust
27,810,545	0.80%, 06/15/2057(6)(7)	1,056,239
1,476,326	0.91%, 04/15/2050(6)(7)	58,462
5,788,970	1.02%, 11/15/2048(6)(7)	262,151
10,282,985	1.79%, 01/15/2049(6)(7)	905,259

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 430,000	3.54%, 11/15/2048	$433,604
2,072,000	3.72%, 08/15/2048	2,108,918
74,000	3.76%, 11/15/2048	75,431
3,186,685	DBUBS Mortgage Trust 0.71%, 11/10/2046(1)(6)(7)	27,408
1,625,402	Four Times Square Trust Commercial Mortgage Pass-Through Certificates 5.40%, 12/13/2028(1)	1,679,122
	FREMF Mortgage Trust
2,495,000	3.04%, 10/25/2047(1)(6)	2,490,338
2,710,000	5.28%, 09/25/2043(1)(6)	2,780,321
221,412	GE Business Loan Trust 1 mo. USD LIBOR + 1.000%, 3.51%, 05/15/2034(1)(4)	207,981
2,010,000	GS Mortgage Securities Corp. 2.95%, 11/05/2034(1)	1,996,843
	GS Mortgage Securities Trust
23,555,665	0.09%, 07/10/2046(6)(7)	88,996
3,131,252	1.34%, 08/10/2044(1)(6)(7)	81,725
695,000	3.67%, 04/10/2047(1)	209,647
825,000	4.07%, 01/10/2047	854,919
1,310,000	4.97%, 04/10/2047(1)(6)	1,106,769
	JP Morgan Chase Commercial Mortgage Securities Trust
1,325,000	2.73%, 10/15/2045(1)(6)	684,389
991,343	2.84%, 12/15/2047	982,106
730,000	4.38%, 12/15/2047(1)(6)	610,943
970,000	5.37%, 08/15/2046(1)(6)	967,005
	JPMBB Commercial Mortgage Securities Trust
12,576,376	0.73%, 09/15/2047(6)(7)	340,576
4,623,811	0.80%, 05/15/2048(6)(7)	135,740
274,831	3.36%, 07/15/2045	277,364
	Morgan Stanley Bank of America Merrill Lynch Trust
4,192,387	1.04%, 10/15/2048(6)(7)	223,121
9,345,803	1.10%, 12/15/2047(6)(7)	339,272
700,000	2.92%, 02/15/2046	692,657
1,465,000	3.13%, 12/15/2048	1,460,967
880,000	3.18%, 08/15/2045	879,090
730,173	4.26%, 10/15/2046(6)	762,244
	Morgan Stanley Capital Trust
13,827,952	0.34%, 09/15/2047(1)(6)(7)	88,061
2,664,947	1.45%, 06/15/2050(6)(7)	215,716
2,605,000	3.47%, 08/11/2033(1)	2,633,041
885,000	5.15%, 07/15/2049(1)(6)	808,235
425,000	5.27%, 10/12/2052(1)(6)	46,533
4,000,000	Oaktown Re II Ltd. 3 mo. USD LIBOR + 1.550%, 4.06%, 07/25/2028(1)(4)	3,989,145
	UBS Commercial Mortgage Trust
5,603,465	1.15%, 08/15/2050(6)(7)	387,623
935,000	3.43%, 08/15/2050	926,062
	UBS-Barclays Commercial Mortgage Trust
920,000	2.85%, 12/10/2045	911,868
2,215,000	3.09%, 08/10/2049	2,214,776
3,964,574	Verus Securitization Trust 3.68%, 06/01/2058(1)(6)	3,961,211
	Wells Fargo Commercial Mortgage Trust
12,640,902	1.15%, 05/15/2048(6)(7)	589,075
380,000	2.92%, 11/15/2049	365,884
295,000	2.94%, 10/15/2049	283,807
10,000	3.17%, 02/15/2048	9,940
645,000	3.29%, 05/15/2048	645,740
605,000	3.41%, 09/15/2058	605,074
373,000	3.64%, 03/15/2050	375,847
1,095,000	3.79%, 09/15/2048	1,116,991
255,000	4.10%, 05/15/2048(6)	238,507
	WF-RBS Commercial Mortgage Trust
1,792,450	1.27%, 03/15/2047(6)(7)	82,187
914,823	2.87%, 11/15/2045	904,504

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 1,490,000	3.00%, 08/15/2045	$1,481,243
1,545,000	3.02%, 11/15/2047(1)	799,165
740,000	3.07%, 03/15/2045	737,613
350,000	3.35%, 05/15/2045	349,181
660,281	4.00%, 05/15/2047	684,378
225,000	4.05%, 03/15/2047	233,532
745,125	4.10%, 03/15/2047	777,048
1,070,000	4.15%, 08/15/2046(6)	1,110,802
345,000	5.00%, 06/15/2044(1)(6)	259,884
770,000	5.58%, 04/15/2045(1)(6)	792,781

		90,842,282

	Diversified Financial Services - 0.2%
3,281,000	Barings CLO Ltd. 1 mo. USD LIBOR + 0.950%, 3.71%, 07/20/2029(1)(4)	3,246,828

	Other ABS - 0.6%
5,693,616	Seasoned Credit Risk Transfer Trust 3.50%, 03/25/2058	5,664,214
4,064,646	VOLT LXIV LLC 3.38%, 10/25/2047(1)(5)	4,050,944
1,350,186	VOLT LXXI LLC 3.97%, 09/25/2048(1)(5)	1,344,065

		11,059,223

	Whole Loan Collateral CMO - 8.2%
201,203	Adjustable Rate Mortgage Trust 1 mo. USD LIBOR + 0.540%, 3.05%, 11/25/2035(4)	198,580
	Alternative Loan Trust
492,259	1 mo. USD LIBOR + 0.320%, 2.83%, 11/25/2035(4)	450,464
1,843,953	1 mo. USD LIBOR + 0.540%, 3.05%, 01/25/2036(4)	1,752,122
1,243,565	12 mo. USD MTA + 1.350%, 3.60%, 08/25/2035(4)	1,140,965
352,076	5.75%, 05/25/2036	254,884
251,806	6.00%, 05/25/2036	200,728
174,837	6.00%, 12/25/2036	117,119
	Angel Oak Mortgage Trust LLC
1,642,847	2.48%, 07/25/2047(1)(6)	1,618,913
598,071	2.71%, 11/25/2047(1)(6)	593,562
315,769	2.81%, 01/25/2047(1)(6)	313,997
	Banc of America Funding Trust
591,518	1 mo. USD LIBOR + 0.300%, 2.81%, 05/20/2047(4)	542,497
1,954,790	5.77%, 05/25/2037(6)	1,878,863
73,310	5.85%, 01/25/2037(5)	68,005
	Bear Stearns Adjustable Rate Mortgage Trust
363,555	4.40%, 02/25/2036(6)	316,376
542,231	12 mo. USD CMT + 2.300%, 4.73%, 10/25/2035(4)	546,974
2,042,790	Bear Stearns Alt-A Trust 1 mo. USD LIBOR + 0.500%, 3.01%, 01/25/2036(4)	2,083,474
643,298	Bear Stearns Mortgage Funding Trust 1 mo. USD LIBOR + 0.180%, 2.69%, 10/25/2036(4)	591,225
2,830,000	Cent CLO Ltd. 3 mo. USD LIBOR + 1.150%, 3.92%, 07/27/2030(1)(4)	2,805,945
543,284	Chase Mortgage Finance Trust 4.30%, 12/25/2035(6)	522,610
	CHL Mortgage Pass-Through Trust
606,070	1 mo. USD LIBOR + 0.680%, 3.19%, 03/25/2035(4)	564,702
300,707	3.79%, 06/20/2035(6)	302,064
769,882	3.86%, 11/20/2035(6)	701,454
1,033,190	4.04%, 09/25/2047(6)	958,178
545,348	4.33%, 04/20/2036(6)	432,300
5,584,303	CIM Trust 3.00%, 04/25/2057(1)(6)	5,546,989
1,915,000	Colombia Cent CLO Ltd. 3 mo. USD LIBOR + 1.150%, 3.64%, 10/25/2028(1)(4)	1,905,302
	COLT Mortgage Loan Trust
2,929,789	2.42%, 10/25/2047(1)(6)	2,911,440
1,133,291	2.61%, 05/27/2047(1)(6)	1,126,741

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 1,704,968	2.93%, 02/25/2048(1)(6)	$1,687,745
889,604	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	852,747
	CSMC Trust
2,213,276	3.25%, 04/25/2047(1)(6)	2,160,285
3,200,423	4.13%, 07/25/2058(1)(6)	3,197,969
	Deephaven Residential Mortgage Trust
1,169,957	2.45%, 06/25/2047(1)(6)	1,151,518
1,456,859	2.58%, 10/25/2047(1)(6)	1,439,276
597,365	2.73%, 12/26/2046(1)(6)	591,749
174,490	DSLA Mortgage Loan Trust 1 mo. USD LIBOR + 0.360%, 2.87%, 01/19/2045(4)	167,005
1,765,143	Fannie Mae Connecticut Avenue Securities 1 mo. USD LIBOR + 4.350%, 6.86%, 05/25/2029(4)	1,928,979
1,867,116	Galton Funding Mortgage Trust 3.50%, 11/25/2057(1)(6)	1,862,725
	GMACM Mortgage Loan Trust
89,608	4.00%, 04/19/2036(6)	79,982
451,254	4.11%, 09/19/2035(6)	436,111
	GSR Mortgage Loan Trust
2,679,525	1 mo. USD LIBOR + 0.300%, 2.81%, 01/25/2037(4)	1,480,790
163,183	4.19%, 10/25/2035(6)	135,285
1,497,630	4.41%, 01/25/2036(6)	1,493,703
	HarborView Mortgage Loan Trust
839,763	1 mo. USD LIBOR + 0.190%, 2.70%, 01/19/2038(4)	808,051
1,614,380	1 mo. USD LIBOR + 0.240%, 2.75%, 12/19/2036(4)	1,476,909
2,330,000	Home Re Ltd. 1 mo. USD LIBOR + 1.600%, 4.11%, 10/25/2028(1)(4)	2,332,714
	IndyMac Index Mortgage Loan Trust
514,065	3.77%, 03/25/2036(6)	463,685
1,250,689	3.86%, 04/25/2037(6)	952,536
468,162	4.59%, 01/25/2036(6)	466,186
	JP Morgan Mortgage Trust
135,565	4.18%, 04/25/2037(6)	127,754
384,649	4.19%, 05/25/2036(6)	374,750
420,300	4.45%, 09/25/2035(6)	424,889
2,840,000	LCM XX L.P. 3 mo. USD LIBOR + 1.040%, 3.80%, 10/20/2027(1)(4)	2,820,336
584,932	Lehman XS Trust 1 mo. USD LIBOR + 0.210%, 2.72%, 07/25/2046(4)	562,959
	LSTAR Securities Investment Ltd.
502,571	1 mo. USD LIBOR + 1.550%, 4.07%, 02/01/2023(1)(4)	491,946
1,454,478	1 mo. USD LIBOR + 1.650%, 4.17%, 11/01/2022(1)(4)	1,454,912
1,221,270	1 mo. USD LIBOR + 1.750%, 4.27%, 09/01/2022(1)(4)	1,224,734
1,089,748	1 mo. USD LIBOR + 1.750%, 4.27%, 10/01/2022(1)(4)	1,085,800
2,916,586	Luminent Mortgage Trust 1 mo. USD LIBOR + 0.190%, 2.70%, 05/25/2046(4)	2,575,013
	MetLife Securitization Trust
1,943,923	3.00%, 04/25/2055(1)(6)	1,908,995
4,012,584	3.75%, 03/25/2057(1)(6)	4,027,315
1,291,272	MFA Trust 2.59%, 02/25/2057(1)(6)	1,271,637
4,255,478	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(6)	4,154,160
636,429	Morgan Stanley Mortgage Loan Trust 4.09%, 05/25/2036(6)	475,686
5,683,490	New Residential Mortgage LLC 3.79%, 07/25/2054(1)	5,739,509
	New Residential Mortgage Loan Trust
6,737,626	1 mo. USD LIBOR + 0.750%, 3.26%, 01/25/2048(1)(4)	6,702,297
3,385,688	3.75%, 11/26/2035(1)(6)	3,388,247
3,241,413	3.75%, 11/25/2056(1)(6)	3,236,758
6,520,168	4.00%, 02/25/2057(1)(6)	6,560,198
6,543,588	4.00%, 03/25/2057(1)(6)	6,602,968
4,492,372	4.00%, 04/25/2057(1)(6)	4,563,730
4,369,789	4.00%, 05/25/2057(1)(6)	4,408,372

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 1,013,140	OBX Trust 1 mo. USD LIBOR + 0.650%, 3.16%, 06/25/2057(1)(4)	$1,005,874
	OZLM Ltd.
1,120,000	3 mo. USD LIBOR + 1.010%, 3.78%, 07/17/2029(1)(4)	1,107,320
3,765,000	3 mo. USD LIBOR + 1.050%, 3.80%, 04/30/2027(1)(4)	3,740,351
1,149,659	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	1,117,016
	Residential Accredit Loans, Inc.
1,675,978	1 mo. USD LIBOR + 0.300%, 2.81%, 04/25/2036(4)	1,539,725
1,502,837	3.48%, 11/25/2037(6)	1,337,059
1,145,769	6.00%, 12/25/2035	1,094,581
820,958	Residential Asset Securitization Trust 5.50%, 06/25/2035	722,438
574,193	Residential Funding Mortgage Securities, Inc. 4.16%, 08/25/2035(6)	433,577
692,262	TBW Mortgage-Backed Trust 6.00%, 07/25/2036	486,457
	Towd Point Mortgage Trust
2,653,404	2.25%, 04/25/2056(1)(6)	2,595,057
2,269,629	2.75%, 08/25/2055(1)(6)	2,229,574
280,150	3.00%, 03/25/2054(1)(6)	277,122
4,781,496	1 mo. USD LIBOR + 0.600%, 3.11%, 02/25/2057(1)(4)	4,785,244
	WaMu Mortgage Pass-Through Certificates Trust
537,719	12 mo. MTA + 0.880%, 3.13%, 10/25/2046(4)	501,411
430,937	12 mo. MTA + 0.980%, 3.23%, 07/25/2046(4)	411,983
1,131,524	3.59%, 06/25/2037(6)	1,051,091
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
639,774	12 mo. MTA + 0.830%, 3.08%, 11/25/2046(4)	579,594
1,269,987	1 mo. USD LIBOR + 0.600%, 3.11%, 07/25/2036(4)	863,647
	Wells Fargo Commercial Mortgage Trust
29,806,532	1.15%, 09/15/2057(6)(7)	1,336,248
859,000	3.84%, 09/15/2058	879,477
308,500	Wells Fargo Mortgage Backed Securities Trust 4.62%, 09/25/2036(6)	308,596

		148,198,830

	Total Asset & Commercial Mortgage Backed Securities (cost $615,047,728)	$610,493,533

Corporate Bonds - 29.1%
	Aerospace/Defense - 0.4%
	DAE Funding LLC
$ 65,000	4.50%, 08/01/2022(1)	$64,187
70,000	5.00%, 08/01/2024(1)	68,810
1,442,000	Lockheed Martin Corp. 4.09%, 09/15/2052	1,418,427
	United Technologies Corp.
140,000	2.80%, 05/04/2024	135,498
4,060,000	3.65%, 08/16/2023	4,120,555
1,115,000	3.95%, 08/16/2025	1,140,796
335,000	4.63%, 11/16/2048	344,452

		7,292,725

	Agriculture - 0.6%
	Altria Group, Inc.
650,000	2.63%, 09/16/2026	575,810
3,360,000	2.85%, 08/09/2022	3,286,745
740,000	3.88%, 09/16/2046	574,080
	BAT Capital Corp.
440,000	3.22%, 08/15/2024	420,827
2,930,000	3.56%, 08/15/2027	2,680,740
2,835,000	4.39%, 08/15/2037	2,415,711
645,000	Imperial Brands Finance plc 3.75%, 07/21/2022(1)	642,987

		10,596,900

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2019 (Unaudited)

		Airlines - 0.1%
		Delta Air Lines, Inc.
	$430,000	3.63%, 03/15/2022	$427,183
	1,190,000	3.80%, 04/19/2023	1,160,783

			1,587,966

		Auto Manufacturers - 0.6%
CAD	995,000	Daimler Canada Finance, Inc. 3 mo. CDOR + 0.830%, 3.15%, 07/08/2019(4)	759,258
	$315,000	Daimler Finance North America LLC 3 mo. USD LIBOR + 0.390%, 2.97%, 05/04/2020(1)(4)	313,314
		Ford Motor Co.
	395,000	4.75%, 01/15/2043	299,800
	465,000	5.29%, 12/08/2046	372,605
		Ford Motor Credit Co. LLC
	200,000	3 mo. USD LIBOR + 1.000%, 3.80%, 01/09/2020(4)	199,187
	555,000	3.82%, 11/02/2027(9)	467,122
		General Motors Co.
	560,000	5.95%, 04/01/2049	522,753
	965,000	6.25%, 10/02/2043	937,403
	720,000	6.75%, 04/01/2046	739,173
		General Motors Financial Co., Inc.
	680,000	3.70%, 05/09/2023	656,801
	1,255,000	3.95%, 04/13/2024	1,202,257
	375,000	3 mo. USD LIBOR + 1.270%, 4.06%, 10/04/2019(4)	375,756
	500,000	3 mo. USD LIBOR + 1.560%, 4.35%, 01/15/2020(4)	500,041
	2,605,000	Volkswagen Group of America Finance LLC 3.88%, 11/13/2020(1)	2,634,493
CAD	60,000	VW Credit Canada, Inc. 2.50%, 10/01/2019(10)	45,647

			10,025,610

		Auto Parts & Equipment - 0.0%
	$250,000	Adient Global Holdings Ltd. 4.88%, 08/15/2026(1)	187,500
	285,000	Goodyear Tire & Rubber Co. 5.00%, 05/31/2026	261,773

			449,273

		Beverages - 1.5%
		Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
	3,735,000	3.65%, 02/01/2026(1)	3,669,650
	140,000	4.70%, 02/01/2036(1)	134,533
	2,440,000	Anheuser-Busch InBev Finance, Inc. 3.30%, 02/01/2023	2,434,358
		Anheuser-Busch InBev Worldwide, Inc.
	1,475,000	3.50%, 01/12/2024	1,480,160
	1,526,000	3.75%, 07/15/2042	1,250,597
	1,175,000	4.15%, 01/23/2025	1,206,801
	870,000	4.60%, 04/15/2048	787,564
	1,050,000	4.75%, 01/23/2029	1,089,703
	2,080,000	4.75%, 04/15/2058	1,850,341
	7,335,000	5.45%, 01/23/2039	7,663,624
		Constellation Brands, Inc.
	1,300,000	2.65%, 11/07/2022	1,257,241
	325,000	2.70%, 05/09/2022	316,733
	1,345,000	3.60%, 02/15/2028	1,285,860
	1,425,000	4.40%, 11/15/2025	1,468,580
	1,597,000	4.75%, 12/01/2025	1,674,278

			27,570,023

		Biotechnology - 0.1%
	1,335,000	Amgen, Inc. 2.65%, 05/11/2022	1,316,476
	585,000	Gilead Sciences, Inc. 3.25%, 09/01/2022	589,268

			1,905,744

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2019 (Unaudited)

		Chemicals - 1.0%
	$380,000	CF Industries, Inc. 4.95%, 06/01/2043	$315,039
	225,000	Chemours Co. 5.38%, 05/15/2027	216,000
		DowDuPont, Inc.
	200,000	3 mo. USD LIBOR + 0.710%, 3.42%, 11/15/2020(4)(9)	201,051
	2,940,000	4.21%, 11/15/2023	3,047,374
	2,850,000	4.73%, 11/15/2028	3,020,587
	915,000	LyondellBasell Industries N.V. 4.63%, 02/26/2055	804,133
		Methanex Corp.
	1,095,000	4.25%, 12/01/2024	1,043,004
	409,000	5.65%, 12/01/2044	369,830
	285,000	Olin Corp. 5.13%, 09/15/2027(9)	277,875
	2,125,000	SABIC Capital II B.V. 4.00%, 10/10/2023(1)	2,148,375
	1,520,000	Sherwin-Williams Co. 3.45%, 06/01/2027	1,451,491
		Syngenta Finance N.V.
	1,810,000	4.89%, 04/24/2025(1)	1,771,881
	2,170,000	5.18%, 04/24/2028(1)	2,066,791
	270,000	Versum Materials, Inc. 5.50%, 09/30/2024(1)	274,050

			17,007,481

		Commercial Banks - 8.7%
		Banco Bilbao Vizcaya Argentaria S.A.
	4,600,000	5 year USD Swap + 3.870%, 6.13%, 11/16/2027(4)(9)(11)	4,053,750
EUR	200,000	5 year EUR Swap + 9.177%, 8.88%, 04/14/2021(4)(10)(11)	255,246
		Banco de Sabadell S.A.
	1,400,000	5 year EUR Swap + 6.051%, 6.13%, 11/23/2022(4)(10)(11)	1,507,267
	2,200,000	5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(4)(10)(11)	2,438,385
		Banco Santander S.A.
	$1,000,000	3.80%, 02/23/2028	935,240
EUR	2,000,000	5 year EUR Swap + 6.803%, 6.75%, 04/25/2022(4)(10)(11)	2,418,690
		Bank of America Corp.
	$1,185,000	3 mo. USD LIBOR + 1.160%, 3.12%, 01/20/2023(4)	1,180,867
	5,830,000	3 mo. USD LIBOR + 0.810%, 3.37%, 01/23/2026(4)	5,742,959
	3,750,000	3 mo. USD LIBOR + 1.512%, 3.71%, 04/24/2028(4)	3,697,393
	1,070,000	3 mo. USD LIBOR + 0.940%, 3.86%, 07/23/2024(4)	1,087,718
	885,000	4.00%, 01/22/2025	891,956
	2,190,000	4.20%, 08/26/2024	2,241,756
	2,235,000	7.75%, 05/14/2038	3,043,669
	225,000	Barclays plc 5 year USD Swap + 6.772%, 7.88%, 03/15/2022(4)(10)(11)	234,238
		BNP Paribas S.A.
	2,305,000	3.38%, 01/09/2025(1)	2,220,031
	2,030,000	4.40%, 08/14/2028(1)	2,022,043
	430,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(1)(4)(11)	377,862
	1,040,000	5 year USD Swap + 6.314%, 7.63%, 03/30/2021(1)(4)(11)	1,094,839
		BPCE S.A.
	510,000	2.75%, 01/11/2023(1)	495,542
	1,090,000	3.00%, 05/22/2022(1)	1,064,216
EUR	200,000	Caixa Geral de Depositos S.A. 5 year EUR Swap + 10.925%, 10.75%, 03/30/2022(4)(10)(11)	257,878
	800,000	CaixaBank S.A. 5 year EUR Swap + 6.498%, 6.75%, 06/13/2024(4)(10)(11)	955,741
	$200,000	Capital One Financial Corp. 3 mo. USD LIBOR + 0.760%, 3.38%, 05/12/2020(4)	200,682
	270,000	Citibank NA 3 mo. USD LIBOR + 0.320%, 3.06%, 05/01/2020(4)	269,934
		Citigroup, Inc.
	1,205,000	2.70%, 10/27/2022	1,179,575
	1,385,000	3.20%, 10/21/2026	1,332,544

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	$1,010,000	3 mo. USD LIBOR + 1.151%, 3.52%, 10/27/2028(4)	$974,711
	2,680,000	3 mo. USD LIBOR + 1.100%, 3.74%, 05/17/2024(4)	2,677,821
	835,000	3 mo. USD LIBOR + 1.192%, 4.08%, 04/23/2029(4)	841,593
	2,005,000	4.45%, 09/29/2027	2,034,314
	94,000	4.65%, 07/30/2045	96,715
	797,000	4.75%, 05/18/2046	798,350
		Credit Agricole S.A.
	1,425,000	5 year USD Swap +1.644%, 4.00%, 01/10/2033(1)(4)	1,334,733
	2,400,000	5 year USD Swap + 6.185%, 8.13%, 12/23/2025(1)(4)(11)	2,601,000
	4,990,000	Credit Suisse Group AG 5 year USD Swap + 3.455%, 6.25%, 12/18/2024(1)(4)(11)	4,933,443
		Danske Bank A/S
	2,500,000	5.00%, 01/12/2022(1)	2,535,073
	2,935,000	5.38%, 01/12/2024(1)	2,976,655
EUR	700,000	5 year EUR Swap + 5.471%, 5.88%, 04/06/2022(4)(10)(11)	806,227
	$900,000	DNB Bank ASA 5 year USD Swap + 5.080%, 6.50%, 03/26/2022(4)(10)(11)	906,750
		Goldman Sachs Group, Inc.
	1,660,000	3 mo. USD LIBOR + 0.821%, 2.88%, 10/31/2022(4)	1,635,415
	2,720,000	3 mo. USD LIBOR + 0.990%, 2.91%, 07/24/2023(4)	2,661,794
	500,000	3 mo. USD LIBOR + 0.800%, 3.58%, 12/13/2019(4)	501,184
	1,215,000	3 mo. USD LIBOR + 1.510%, 3.69%, 06/05/2028(4)	1,179,057
	4,110,000	3 mo. USD LIBOR + 1.158%, 3.81%, 04/23/2029(4)	4,000,482
	1,165,000	3 mo. USD LIBOR + 1.373%, 4.02%, 10/31/2038(4)	1,093,784
	1,255,000	3 mo. USD LIBOR + 1.301%, 4.22%, 05/01/2029(4)	1,260,440
	425,000	5.15%, 05/22/2045	436,569
	291,000	6.00%, 06/15/2020	302,429
	585,000	6.25%, 02/01/2041	706,502
	1,005,000	6.75%, 10/01/2037	1,223,849
		HSBC Holdings plc
	1,125,000	2.95%, 05/25/2021	1,120,755
	1,360,000	3.40%, 03/08/2021	1,367,146
	1,125,000	3.60%, 05/25/2023	1,133,154
	1,235,000	3 mo. USD LIBOR + 1.535%, 4.58%, 06/19/2029(4)	1,262,187
	2,400,000	5 year USD ICE Swap + 3.746%, 6.00%, 05/22/2027(4)(11)	2,310,000
	2,125,000	5 year USD ICE Swap + 3.453%, 6.25%, 03/23/2023(4)(11)	2,114,375
		Intesa Sanpaolo S.p.A.
	395,000	3.38%, 01/12/2023(1)	368,258
	875,000	3.88%, 01/12/2028(1)	752,797
	2,375,000	5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(4)(9)(11)	2,176,094
EUR	800,000	5 year EUR Swap + 7.192%, 7.75%, 01/11/2027(4)(10)(11)	967,796
		JP Morgan Chase & Co.
	$1,465,000	2.40%, 06/07/2021	1,446,236
	3,765,000	3 mo. USD LIBOR + 1.155%, 3.22%, 03/01/2025(4)	3,702,589
	1,785,000	3 mo. USD LIBOR + 0.945%, 3.51%, 01/23/2029(4)	1,733,356
	1,570,000	3 mo. USD LIBOR + 0.890%, 3.80%, 07/23/2024(4)	1,596,247
	4,305,000	3 mo. USD LIBOR + 1.245%, 3.96%, 01/29/2027(4)	4,381,143
	1,285,000	3 mo. USD LIBOR + 1.120%, 4.01%, 04/23/2029(4)	1,297,146
		Morgan Stanley
	1,030,000	2.63%, 11/17/2021	1,015,767
	3,540,000	2.75%, 05/19/2022	3,487,205
	100,000	3 mo. USD LIBOR + 0.800%, 3.41%, 02/14/2020(4)	100,000
	4,870,000	3 mo. USD LIBOR + 1.340%, 3.59%, 07/22/2028(4)	4,753,029
	635,000	3.63%, 01/20/2027	624,173
	1,515,000	3.95%, 04/23/2027	1,478,294
	2,710,000	4.00%, 07/23/2025	2,775,736
	1,430,000	3 mo. USD LIBOR + 1.628%, 4.43%, 01/23/2030(4)	1,485,720
	520,000	Royal Bank of Scotland Group plc 5 year USD Swap + 5.720%, 8.00%, 08/10/2025(4)(11)	543,920
	1,375,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022	1,373,308
		Societe Generale S.A.
	2,225,000	5 year USD Swap + 6.238%, 7.38%, 09/13/2021(1)(4)(11)	2,298,425
	200,000	5 year USD Swap + 4.979%, 7.88%, 12/18/2023(1)(4)(11)	204,870
		Standard Chartered plc
	470,000	3 mo. USD LIBOR + 1.130%, 3.77%, 08/19/2019(4)(10)	471,894

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 2,050,000	5 year USD Swap + 6.301%, 7.50%, 04/02/2022(4)(10)(11)	$2,132,000
2,170,000	UBS AG 2.45%, 12/01/2020(1)	2,140,462
	UBS Group Funding Switzerland AG
980,000	2.65%, 02/01/2022(1)	958,310
900,000	5 year USD ICE Swap + 5.497%, 6.88%, 03/22/2021(4)(10)(11)	923,625
2,315,000	5 year USD Swap + 5.464%, 7.13%, 02/19/2020(4)(10)(11)	2,358,406
	UniCredit S.p.A.
EUR 1,825,000	5 year EUR Swap + 4.925%, 5.38%, 06/03/2025(4)(10)(11)	1,781,806
$ 2,275,000	6.57%, 01/14/2022(1)	2,324,079
EUR 1,475,000	5 year EUR Swap + 6.387%, 6.63%, 06/03/2023(4)(10)(11)	1,618,595
$ 1,070,000	5 year USD Swap + 5.180%, 8.00%, 06/03/2024(4)(10)(11)	978,797
	Wells Fargo & Co.
1,615,000	2.63%, 07/22/2022	1,584,434
1,190,000	3.00%, 04/22/2026	1,140,584
955,000	3.00%, 10/23/2026	912,864
2,805,000	3.07%, 01/24/2023	2,789,681
2,975,000	3 mo. USD LIBOR + 1.310%, 3.58%, 05/22/2028(4)	2,945,831
2,715,000	3.75%, 01/24/2024	2,762,375
390,000	4.90%, 11/17/2045	407,085
410,000	5.61%, 01/15/2044	467,890

		156,287,355

	Commercial Services - 0.5%
4,634,000	Acwa Power Management And Investments One Ltd. 5.95%, 12/15/2039(1)	4,540,949
210,000	Ashtead Capital, Inc. 4.13%, 08/15/2025(1)	200,550
4,030,000	IHS Markit Ltd. 4.13%, 08/01/2023	4,012,671
265,000	United Rentals North America, Inc. 5.50%, 07/15/2025	268,313

		9,022,483

	Construction Materials - 0.1%
	Standard Industries, Inc.
145,000	5.00%, 02/15/2027(1)	135,575
255,000	5.38%, 11/15/2024(1)	253,087
435,000	6.00%, 10/15/2025(1)	437,175

		825,837

	Diversified Financial Services - 0.3%
1,865,000	American Express Co. 3.40%, 02/27/2023	1,871,456
1,490,000	Capital One Financial Corp. 3.90%, 01/29/2024	1,500,580
	Navient Corp.
100,000	5.88%, 03/25/2021	101,968
70,000	5.88%, 10/25/2024	65,800
275,000	6.63%, 07/26/2021	282,563
270,000	7.25%, 01/25/2022	280,125
90,000	7.25%, 09/25/2023	91,575
925,000	Societe Generale S.A. 5 year USD Swap + 3.929%, 6.75%, 04/06/2028(1)(4)(11)	844,062

		5,038,129

	Electric - 1.5%
	AES Corp.
270,000	4.00%, 03/15/2021	269,325
485,000	4.88%, 05/15/2023	489,850
950,000	Berkshire Hathaway Energy Co. 3.25%, 04/15/2028	919,385
850,000	DTE Energy Co. 1.50%, 10/01/2019	840,991
575,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	579,305

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 1,225,000	Duke Energy Florida LLC 3.40%, 10/01/2046	$1,087,026
1,435,000	Duke Energy Progress LLC 4.38%, 03/30/2044	1,466,862
	Exelon Corp.
370,000	2.45%, 04/15/2021	361,946
1,880,000	2.85%, 06/15/2020	1,869,408
2,095,000	3.95%, 06/15/2025	2,102,352
520,000	Fortis, Inc. 2.10%, 10/04/2021	500,879
3,407,000	Georgia Power Co. 2.00%, 09/08/2020	3,357,231
1,230,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	1,207,853
495,000	Oncor Electric Delivery Co. LLC 5.75%, 03/15/2029	577,366
	Pacific Gas & Electric Co.
810,000	2.95%, 03/01/2026(12)	646,299
4,525,000	3.30%, 12/01/2027(12)	3,624,525
752,000	3.40%, 08/15/2024(12)	622,280
2,265,000	6.05%, 03/01/2034(12)	1,987,538
	South Carolina Electric & Gas Co.
380,000	3.50%, 08/15/2021	384,887
245,000	4.25%, 08/15/2028	256,579
1,990,000	4.50%, 06/01/2064	1,918,412
	Southern Co.
490,000	2.95%, 07/01/2023	481,226
1,270,000	3.25%, 07/01/2026	1,212,258

		26,763,783

	Electronics - 0.0%
760,000	Fortive Corp. 2.35%, 06/15/2021	742,371

	Engineering & Construction - 0.5%
1,895,000	Fluor Corp. 4.25%, 09/15/2028	1,831,980
	Mexico City Airport Trust
430,000	3.88%, 04/30/2028(1)	379,583
200,000	5.50%, 07/31/2047(1)	177,180
	SBA Tower Trust
4,130,000	3.17%, 04/09/2047(1)	4,074,047
2,040,000	3.45%, 03/15/2048(1)	2,027,518

		8,490,308

	Entertainment - 0.1%
1,080,000	GLP Capital L.P. / GLP Financing II, Inc. 5.30%, 01/15/2029	1,091,858
	WMG Acquisition Corp.
425,000	4.88%, 11/01/2024(1)	416,500
185,000	5.00%, 08/01/2023(1)	183,613

		1,691,971

	Food - 0.5%
	Conagra Brands, Inc.
635,000	3 mo. USD LIBOR + 0.750%, 3.51%, 10/22/2020(4)	631,850
360,000	3.80%, 10/22/2021	361,379
1,890,000	4.30%, 05/01/2024	1,901,652
240,000	4.60%, 11/01/2025	243,042
325,000	5.30%, 11/01/2038	312,170
	Kraft Heinz Foods Co.
1,220,000	4.38%, 06/01/2046	1,051,056
3,175,000	4.63%, 01/30/2029	3,226,853
1,415,000	Sysco Corp. 2.50%, 07/15/2021	1,387,764

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 285,000	TreeHouse Foods, Inc. 6.00%, 02/15/2024(1)(9)	$292,809

		9,408,575

	Food Service - 0.0%
580,000	Aramark Services, Inc. 5.00%, 02/01/2028(1)	566,225

	Forest Products & Paper - 0.1%
2,065,000	Suzano Austria GmbH 6.00%, 01/15/2029(1)	2,160,506

	Gas - 0.1%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
40,000	5.63%, 05/20/2024	39,500
365,000	5.88%, 08/20/2026	359,635
1,260,000	Sempra Energy 2.40%, 02/01/2020	1,248,024

		1,647,159

	Healthcare-Products - 0.4%
	Becton Dickinson and Co.
3,610,000	3.36%, 06/06/2024	3,537,639
2,025,000	3.70%, 06/06/2027	1,974,939
1,900,000	Boston Scientific Corp. 4.00%, 03/01/2028	1,912,450
	Thermo Fisher Scientific, Inc.
320,000	2.95%, 09/19/2026	303,061
190,000	3.00%, 04/15/2023	187,305

		7,915,394

	Healthcare-Services - 1.0%
590,000	Aetna, Inc. 2.80%, 06/15/2023	573,790
	Anthem, Inc.
2,560,000	3.50%, 08/15/2024	2,554,265
1,920,000	3.65%, 12/01/2027	1,888,412
320,000	4.63%, 05/15/2042	309,868
	Cigna Corp.
1,150,000	4.13%, 11/15/2025(1)	1,173,305
6,410,000	4.38%, 10/15/2028(1)	6,581,961
	Community Health Systems, Inc.
480,000	5.13%, 08/01/2021(9)	461,400
75,000	6.25%, 03/31/2023	71,625
450,000	Halfmoon Parent, Inc. 3 mo. USD LIBOR + 0.350%, 3.14%, 03/17/2020(1)(4)	449,220
	UnitedHealth Group, Inc.
805,000	3.50%, 06/15/2023	823,003
780,000	3.70%, 12/15/2025	801,186
1,195,000	3.75%, 07/15/2025	1,236,825
435,000	4.75%, 07/15/2045	483,137

		17,407,997

	Home Builders - 0.1%
530,000	Lennar Corp. 4.75%, 11/29/2027	502,175
285,000	PulteGroup, Inc. 5.50%, 03/01/2026	286,425
475,000	Toll Brothers Finance Corp. 4.88%, 11/15/2025	461,937

		1,250,537

	Insurance - 0.3%
660,000	CNO Financial Group, Inc. 5.25%, 05/30/2025	668,250
	Genworth Holdings, Inc.
10,000	4.80%, 02/15/2024	8,625
350,000	4.90%, 08/15/2023	307,125
15,000	7.63%, 09/24/2021	15,075

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Marsh & McLennan Cos., Inc.
$ 1,275,000	3.88%, 03/15/2024	$1,301,298
815,000	4.38%, 03/15/2029	842,980
655,000	4.75%, 03/15/2039	681,173
175,000	Massachusetts Mutual Life Insurance Co. 8.88%, 06/01/2039(1)	263,466
380,000	MGIC Investment Corp. 5.75%, 08/15/2023	389,500
795,000	Willis North America, Inc. 3.60%, 05/15/2024	779,043

		5,256,535

	Internet - 0.5%
	Alibaba Group Holding Ltd.
2,680,000	3.40%, 12/06/2027	2,559,250
615,000	4.00%, 12/06/2037	577,140
850,000	4.20%, 12/06/2047	795,564
	Amazon.com, Inc.
660,000	2.80%, 08/22/2024	655,289
2,030,000	3.88%, 08/22/2037	2,037,572
140,000	Symantec Corp. 5.00%, 04/15/2025(1)	139,337
	Tencent Holdings Ltd.
1,670,000	2.99%, 01/19/2023(1)	1,634,980
905,000	3.60%, 01/19/2028(1)	880,258

		9,279,390

	Iron/Steel - 0.3%
285,000	Commercial Metals Co. 5.38%, 07/15/2027	259,350
	Steel Dynamics, Inc.
600,000	4.13%, 09/15/2025	570,000
200,000	5.50%, 10/01/2024	206,460
	Vale Overseas Ltd.
3,625,000	6.25%, 08/10/2026	3,865,156
340,000	6.88%, 11/10/2039	377,366

		5,278,332

	IT Services - 0.1%
505,000	Apple, Inc. 3.45%, 02/09/2045	460,114
670,000	Hewlett Packard Enterprise Co. 6.35%, 10/15/2045	682,613
250,000	IBM Credit LLC 3 mo. USD LIBOR + 0.47%, 3.18%, 11/30/2020(4)	250,777

		1,393,504

	Leisure Time - 0.0%
135,000	VOC Escrow Ltd. 5.00%, 02/15/2028(1)	131,612

	Lodging - 0.0%
230,000	Hilton Domestic Operating Co., Inc. 5.13%, 05/01/2026(1)	231,725
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
50,000	5.25%, 05/15/2027(1)	46,750
55,000	5.50%, 03/01/2025(1)	53,488

		331,963

	Machinery - Construction & Mining - 0.0%
145,000	BWX Technologies, Inc. 5.38%, 07/15/2026(1)	146,450

	Media - 1.9%
	CCO Holdings LLC / CCO Holdings Capital Corp.
30,000	5.13%, 05/01/2027(1)	28,987
170,000	5.75%, 02/15/2026(1)	172,550
	Charter Communications Operating LLC / Charter Communications Operating Capital
2,400,000	4.20%, 03/15/2028	2,319,009

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	$1,965,000	5.75%, 04/01/2048	$1,957,822
	1,355,000	6.48%, 10/23/2045	1,458,396
		Comcast Corp.
	600,000	2.35%, 01/15/2027	548,631
	245,000	3.20%, 07/15/2036	213,445
	570,000	3.95%, 10/15/2025	589,876
	40,000	4.05%, 11/01/2052	37,161
	825,000	4.15%, 10/15/2028	854,239
	860,000	4.25%, 10/15/2030	891,453
	630,000	4.60%, 10/15/2038	651,193
	430,000	4.95%, 10/15/2058	454,055
		Cox Communications, Inc.
	2,596,000	3.15%, 08/15/2024(1)	2,519,488
	330,000	4.80%, 02/01/2035(1)	305,205
	310,000	CSC Holdings LLC 5.50%, 04/15/2027(1)	303,019
		Discovery Communications LLC
	1,108,000	3.80%, 03/13/2024	1,097,020
	927,000	3.95%, 06/15/2025(1)	899,420
	500,000	4.90%, 03/11/2026	511,606
	1,065,000	5.00%, 09/20/2037	997,431
	505,000	DISH DBS Corp. 5.88%, 11/15/2024	418,519
	2,230,000	Fox Corp. 4.03%, 01/25/2024(1)	2,274,722
	500,000	Liberty Interactive LLC 8.25%, 02/01/2030	506,250
	1,104,000	NBCUniversal Media LLC 5.95%, 04/01/2041	1,310,827
	1,175,000	Time Warner Cable LLC 4.50%, 09/15/2042	979,473
	2,535,000	Time Warner Entertainment Co. L.P. 8.38%, 07/15/2033	3,180,352
		Viacom, Inc.
	4,625,000	4.25%, 09/01/2023	4,690,051
	584,000	4.38%, 03/15/2043	499,341
	45,000	3 mo. USD LIBOR + 3.895%, 5.88%, 02/28/2057(4)	43,429
	50,000	3 mo. USD LIBOR + 3.899%, 6.25%, 02/28/2057(4)	48,191
		Videotron Ltd.
	70,000	5.13%, 04/15/2027(1)	70,175
	480,000	5.38%, 06/15/2024(1)	501,312
	2,555,000	Warner Media LLC 3.80%, 02/15/2027	2,492,267

			33,824,915

		Mining - 0.2%
		Anglo American Capital plc
	745,000	4.75%, 04/10/2027(1)	743,347
	1,710,000	4.88%, 05/14/2025(1)	1,741,511
GBP	600,000	Glencore Finance Europe Ltd. 6.50%, 02/27/2019(10)	789,280
	$460,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	466,900

			3,741,038

		Miscellaneous Manufacturing - 0.0%
	810,000	Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 02/21/2021	802,536

		Office/Business Equipment - 0.0%
	760,000	Pitney Bowes, Inc. 4.70%, 04/01/2023	700,629

		Oil & Gas - 1.1%
	150,000	Aker BP ASA 5.88%, 03/31/2025(1)	153,750
	260,000	Anadarko Petroleum Corp. 4.50%, 07/15/2044	235,048

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	$275,000	Antero Resources Corp. 5.63%, 06/01/2023	$274,312
	2,520,000	Canadian Natural Resources Ltd. 3.85%, 06/01/2027	2,469,350
	800,000	EnCana Corp. 3.90%, 11/15/2021	805,754
	2,700,000	Hess Corp. 4.30%, 04/01/2027	2,605,495
	76,000	6.00%, 01/15/2040	74,563
	2,121,000	7.13%, 03/15/2033	2,339,128
	1,945,000	Kerr-McGee Corp. 6.95%, 07/01/2024	2,196,789
	491,000	Marathon Oil Corp. 3.85%, 06/01/2025	482,372
	885,000	Marathon Petroleum Corp. 3.80%, 04/01/2028(1)	848,735
	290,000	MEG Energy Corp. 6.50%, 01/15/2025(1)	284,925
	140,000	Nabors Industries, Inc. 4.63%, 09/15/2021	132,475
		Petroleos Mexicanos
	200,000	6.50%, 01/23/2029	188,450
	1,465,000	6.63%, 06/15/2035	1,325,825
	150,000	8.00%, 05/03/2019	151,200
	285,000	QEP Resources, Inc. 5.25%, 05/01/2023	275,755
		SM Energy Co.
	130,000	6.13%, 11/15/2022	130,325
	140,000	6.75%, 09/15/2026(9)	137,921
	290,000	Sunoco L.P. / Sunoco Finance Corp. 5.50%, 02/15/2026	286,372
	1,870,000	Tullow Oil plc 7.00%, 03/01/2025(1)	1,821,413
	1,355,000	Valero Energy Corp. 3.40%, 09/15/2026	1,291,478
	455,000	WPX Energy, Inc. 5.25%, 09/15/2024	448,175
ARS	81,010,352	YPF S.A. 16.50%, 05/09/2022(1)	1,374,434

			20,334,044

		Packaging & Containers - 0.2%
	$620,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	641,700
	265,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(1)	265,490
	2,020,000	WRKCo, Inc. 4.65%, 03/15/2026(1)	2,080,273

			2,987,463

		Pharmaceuticals - 1.2%
	935,000	Allergan Funding SCS 3.45%, 03/15/2022	932,943
		Bausch Health Cos., Inc.
	245,000	6.50%, 03/15/2022(1)	253,269
	95,000	7.00%, 03/15/2024(1)	99,807
	77,000	Baxalta, Inc. 3.60%, 06/23/2022	76,781
	3,260,000	Bayer U.S. Finance LLC 4.25%, 12/15/2025(1)	3,245,885
	1,735,000	Cardinal Health, Inc. 2.62%, 06/15/2022	1,679,415
		CVS Health Corp.
	2,650,000	4.10%, 03/25/2025	2,698,034
	1,640,000	5.05%, 03/25/2048	1,683,536
	1,420,000	5.13%, 07/20/2045	1,467,254

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Elanco Animal Health, Inc.
$ 972,000	3.91%, 08/27/2021(1)	$973,254
1,195,000	4.27%, 08/28/2023(1)	1,203,443
2,315,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	2,368,943
405,000	IQVIA, Inc. 4.88%, 05/15/2023(1)	411,075
	Mylan N.V.
435,000	3.15%, 06/15/2021	425,480
580,000	3.75%, 12/15/2020	579,256
907,000	3.95%, 06/15/2026	856,807
	Mylan, Inc.
1,170,000	4.55%, 04/15/2028	1,123,502
585,000	5.20%, 04/15/2048	506,951
1,450,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021	1,411,208
95,000	Teva Pharmaceutical Finance Netherlands B.V. 3.15%, 10/01/2026	78,879

		22,075,722

	Pipelines - 0.9%
	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp.
1,570,000	4.25%, 12/01/2027	1,527,098
155,000	6.25%, 10/15/2022	158,875
270,000	Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/2025	284,434
	DCP Midstream Operating L.P.
100,000	3.88%, 03/15/2023	97,250
200,000	4.95%, 04/01/2022	202,000
70,000	5.60%, 04/01/2044	63,525
350,000	Energy Transfer Equity L.P. 5.50%, 06/01/2027	363,125
	Energy Transfer Operating L.P.
405,000	4.20%, 09/15/2023	408,074
855,000	4.50%, 04/15/2024	870,931
315,000	5.25%, 04/15/2029	326,071
330,000	6.25%, 04/15/2049	351,365
	EQT Midstream Partners L.P.
175,000	4.75%, 07/15/2023	177,481
1,040,000	5.50%, 07/15/2028	1,042,603
	MPLX L.P.
765,000	4.00%, 03/15/2028	737,682
810,000	4.13%, 03/01/2027	792,049
540,000	4.70%, 04/15/2048	489,576
265,000	5.20%, 03/01/2047	259,510
200,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	196,282
165,000	Sunoco Logistics Partners Operations L.P. 5.30%, 04/01/2044	152,359
	Texas Eastern Transmission L.P.
875,000	2.80%, 10/15/2022(1)	846,843
465,000	3.50%, 01/15/2028(1)	443,155
	TransCanada PipeLines Ltd.
440,000	4.75%, 05/15/2038	447,489
180,000	6.10%, 06/01/2040	209,074
460,000	Transcontinental Gas Pipe Line Co. LLC 4.00%, 03/15/2028	456,013
1,585,000	Valero Energy Partners L.P. 4.50%, 03/15/2028	1,598,944
	Western Gas Partners L.P.
1,890,000	4.50%, 03/01/2028	1,823,606
1,040,000	4.75%, 08/15/2028	1,016,372
335,000	Williams Cos., Inc. 4.30%, 03/04/2024	343,253

		15,685,039

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Real Estate Investment Trusts - 0.1%
	Crown Castle International Corp.
$ 595,000	3.15%, 07/15/2023	$581,241
580,000	3.20%, 09/01/2024	555,751
	Equinix, Inc.
95,000	5.38%, 04/01/2023	96,069
290,000	5.88%, 01/15/2026	299,512

		1,532,573

	Retail - 0.6%
150,000	1011778 BC ULC / New Red Finance, Inc. 4.25%, 05/15/2024(1)	145,125
265,000	Dollar Tree, Inc. 3 mo. USD LIBOR + 0.700%, 3.47%, 04/17/2020(4)	263,928
	Home Depot, Inc.
460,000	3.50%, 09/15/2056	400,704
260,000	4.20%, 04/01/2043	263,545
	Lowe’s Cos., Inc.
2,660,000	3.38%, 09/15/2025	2,599,861
210,000	3.70%, 04/15/2046	178,397
1,495,000	McDonald’s Corp. 3.35%, 04/01/2023(9)	1,507,910
835,000	Starbucks Corp. 3.80%, 08/15/2025	841,850
285,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	269,325
435,000	United Rentals North America, Inc. 4.88%, 01/15/2028	412,706
3,320,000	Walmart, Inc. 3.40%, 06/26/2023	3,402,339

		10,285,690

	Semiconductors - 0.9%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
250,000	3.13%, 01/15/2025	231,411
5,480,000	3.63%, 01/15/2024	5,329,018
3,855,000	3.88%, 01/15/2027	3,542,142
135,000	Entegris, Inc. 4.63%, 02/10/2026(1)	130,950
740,000	Intel Corp. 4.10%, 05/19/2046	753,579
1,335,000	Microchip Technology, Inc. 4.33%, 06/01/2023(1)	1,315,178
4,435,000	NXP B.V. / NXP Funding LLC 4.88%, 03/01/2024(1)	4,549,689
300,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	301,500
211,000	Sensata Technologies UK Financing Co. plc 6.25%, 02/15/2026(1)	218,913

		16,372,380

	Software - 0.5%
	CDK Global, Inc.
150,000	4.88%, 06/01/2027	145,500
30,000	5.88%, 06/15/2026	30,722
680,000	Fidelity National Information Services, Inc. 4.25%, 05/15/2028	680,714
	First Data Corp.
190,000	5.00%, 01/15/2024(1)	194,156
245,000	5.38%, 08/15/2023(1)	249,747
	Microsoft Corp.
830,000	3.70%, 08/08/2046	824,256
1,415,000	3.95%, 08/08/2056	1,419,950
	MSCI, Inc.
360,000	5.25%, 11/15/2024(1)	366,300
65,000	5.75%, 08/15/2025(1)	67,438

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 255,000	Open Text Corp. 5.88%, 06/01/2026(1)	$263,288
665,000	Oracle Corp. 4.00%, 11/15/2047	642,549
	salesforce.com, Inc.
655,000	3.25%, 04/11/2023	665,332
635,000	3.70%, 04/11/2028	649,303
2,870,000	Western Digital Corp. 4.75%, 02/15/2026	2,669,100

		8,868,355

	Telecommunications - 1.8%
	AT&T, Inc.
335,000	3 mo. USD LIBOR + 0.650%, 3.44%, 01/15/2020(4)	336,246
480,000	4.10%, 02/15/2028	476,329
255,000	4.25%, 03/01/2027	258,082
3,121,000	4.30%, 02/15/2030	3,092,526
835,000	4.50%, 05/15/2035	788,705
4,500,000	GTP Acquisition Partners LLC 3.48%, 06/15/2050(1)	4,482,113
	Nokia Oyj
1,010,000	4.38%, 06/12/2027	977,478
455,000	6.63%, 05/15/2039	473,200
260,000	Sprint Communications, Inc. 7.00%, 03/01/2020(1)	267,475
325,000	Sprint Corp. 7.13%, 06/15/2024	332,516
4,405,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(1)	4,436,628
	Telecom Italia Capital S.A.
145,000	6.00%, 09/30/2034	126,194
215,000	7.72%, 06/04/2038	213,990
3,575,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(1)	3,396,250
	Telefonica Emisiones SAU
525,000	4.67%, 03/06/2038	488,722
885,000	4.90%, 03/06/2048	827,403
775,000	5.21%, 03/08/2047	750,736
	Verizon Communications, Inc.
665,000	3 mo. USD LIBOR + 0.550%, 3.20%, 05/22/2020(4)	667,168
1,971,000	4.27%, 01/15/2036	1,918,420
465,000	4.40%, 11/01/2034	465,521
1,525,000	4.50%, 08/10/2033	1,550,365
1,700,000	4.81%, 03/15/2039	1,727,904
190,000	5.01%, 08/21/2054	193,751
1,170,000	5.25%, 03/16/2037	1,257,605
3,080,000	Vodafone Group plc 4.38%, 05/30/2028	3,067,092

		32,572,419

	Transportation - 0.3%
2,395,000	CSX Corp. 3.25%, 06/01/2027	2,309,902
620,000	FedEx Corp. 4.75%, 11/15/2045	600,505
2,495,000	Union Pacific Corp. 4.38%, 09/10/2038	2,527,240

		5,437,647

	Total Corporate Bonds (cost $532,823,724)	$522,692,588

	Energy-Alternate Sources - 0.0%
350,000	TCEH Corp.*(2)(3)	—

	Total Escrows (cost $—)	$—

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Foreign Government Obligations - 1.4%
		Argentina - 0.1%
EUR	1,665,000	Argentine Republic Government International Bond 5.25%, 01/15/2028	$1,492,780

		Canada - 0.0%
CAD	100,000	Province of New Brunswick Canada T-Bill 1.76%, 02/07/2019	76,081

		Egypt - 0.0%
	$725,000	Egypt Government International Bond 8.50%, 01/31/2047(10)	697,031

		Ghana - 0.1%
	1,165,000	Ghana Government International Bond 8.63%, 06/16/2049(1)	1,082,539

		Hungary - 0.1%
	580,000	Hungary Government International Bond 6.38%, 03/29/2021	614,853
HUF	129,130,000	Hungary Treasury Bills 0.08%, 02/06/2019(13)	467,824

			1,082,677

		Italy - 0.0%
EUR	120,000	Italy Buoni Poliennali Del Tesoro 2.50%, 05/01/2019	138,179
	80,000	Italy Certificati di Credito del Tesoro 0.12%, 05/30/2019	91,580

			229,759

		Japan - 0.5%
	$400,000	Japan Bank for International Cooperation 3 mo. USD LIBOR + 0.390%, 3.15%, 07/21/2020(4)	401,409
		Japan Treasury Discount Bill
JPY	23,950,000	0.02%, 04/22/2019(13)	219,976
	79,900,000	0.05%, 04/15/2019(13)	733,822
	150,000,000	0.05%, 03/11/2019(13)	1,377,304
	299,600,000	0.16%, 02/18/2019(13)	2,750,646
	271,050,000	0.32%, 02/04/2019(13)	2,488,409

			7,971,566

		Mexico - 0.1%
		Mexico Government International Bond
	100,000,000	0.40%, 06/14/2019	918,913
	$1,285,000	4.50%, 04/22/2029	1,288,213

			2,207,126

		Oman - 0.1%
	2,140,000	Oman Government International Bond 4.75%, 06/15/2026(1)	1,904,600

		Panama - 0.1%
	2,520,000	Panama Government International Bond 4.30%, 04/29/2053	2,469,600

		Romania - 0.2%
	3,262,000	Romanian Government International Bond 6.13%, 01/22/2044(10)	3,630,606

		South Korea - 0.0%
	445,000	Export-Import Bank of Korea 3 mo. USD LIBOR + 0.460%, 3.22%, 10/21/2019(4)	444,703
	200,000	Korea Development Bank 3 mo. USD LIBOR + 0.450%, 3.14%, 02/27/2020(4)	200,029

			644,732

		Tunisia - 0.1%
EUR	2,210,000	Banque Centrale de Tunisie International Bond 6.75%, 10/31/2023(1)	2,473,090

		Total Foreign Government Obligations (cost $26,333,715)	$25,962,187

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Municipal Bonds - 0.8%
		Education - 0.1%
		Chicago, IL, Board of Education
	$295,000	6.14%, 12/01/2039	$281,784
	1,660,000	6.32%, 11/01/2029	1,637,324

			1,919,108

		General Obligation - 0.6%
	1,235,000	California State, GO Taxable 7.55%, 04/01/2039	1,812,474
		City of Chicago, IL, GO
	715,000	7.05%, 01/01/2029	765,415
	3,345,000	7.38%, 01/01/2033	3,646,853
		State of Illinois GO
	1,485,000	4.95%, 06/01/2023	1,502,493
	210,000	5.00%, 01/01/2023	213,956
	155,000	5.36%, 02/01/2019	155,000
	520,000	5.56%, 02/01/2021	535,299
	2,920,000	5.88%, 03/01/2019	2,926,161

			11,557,651

		Utility - Electric - 0.1%
	950,000	Municipal Electric Auth, GA 6.64%, 04/01/2057	1,013,840

		Total Municipal Bonds (cost $14,600,595)	$14,490,599

	Senior Floating Rate Interests - 2.4%(14)
		Advertising - 0.0%
	$464,478	Acosta Holdco, Inc. 1 mo. USD LIBOR + 3.250%, 5.75%, 09/26/2021	$216,679

		Aerospace/Defense - 0.1%
	339,890	Circor International, Inc. 1 mo. USD LIBOR + 3.500%, 6.01%, 12/11/2024	333,093
	444,118	TransDigm, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 05/30/2025	432,335

			765,428

		Agriculture - 0.0%
	294,078	Pinnacle Operating Corp. 1 mo. USD LIBOR + 7.250%, 9.75%, 11/15/2021	238,203

		Auto Manufacturers - 0.0%
	198,000	Navistar International Corp. 1 mo. USD LIBOR + 3.500%, 6.02%, 11/06/2024	194,660

		Auto Parts & Equipment - 0.0%
	230,616	Altra Industrial Motion Corp. 1 mo. USD LIBOR + 2.000%, 4.50%, 10/01/2025	226,195

		Biotechnology - 0.0%
	327,351	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 5.50%, 05/15/2022	318,581

		Chemicals - 0.1%
	110,000	Cabot Microelectronics Corp. 1 mo. ICE LIBOR + 2.250%, 4.75%, 11/14/2025	109,038
	228,900	Chemours Co. 1 mo. USD LIBOR + 1.750%, 4.25%, 04/03/2025	224,608
EUR	204,896	CTC AcquiCo GmbH 3 mo. EURIBOR + 2.750%, 2.75%, 03/07/2025	231,527
	$124,688	LTI Holdings, Inc. 1 mo. USD LIBOR + 3.500%, 6.00%, 09/06/2025	120,271
		Starfruit Finco B.V.
EUR	100,000	3 mo. EURIBOR + 3.750%, 3.75%, 10/01/2025	114,341
	$100,000	1 mo. USD LIBOR + 3.250%, 5.75%, 10/01/2025	97,688
	486,228	Univar, Inc. 1 mo. USD LIBOR + 2.250%, 4.75%, 07/01/2024	475,375

			1,372,848

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

		Coal - 0.1%
	$640,308	Foresight Energy LLC 3 mo. USD LIBOR + 5.750%, 8.25%, 03/28/2022	$632,105
	165,415	Peabody Energy Corp. 1 mo. USD LIBOR + 2.750%, 5.25%, 03/31/2025	161,487

			793,592

		Commercial Services - 0.2%
	220,000	Allied Universal Holdco LLC 2 mo. USD LIBOR + 4.250%, 6.75%, 07/28/2022	211,750
	289,275	APX Group, Inc. 2 mo. USD LIBOR + 5.000%, 7.50%, 04/01/2024	283,611
	212,313	Ascend Learning LLC 1 mo. USD LIBOR + 3.000%, 5.50%, 07/12/2024	208,000
	338,925	Blackhawk Network Holdings, Inc. 1 mo. USD LIBOR + 3.000%, 5.50%, 06/15/2025	332,316
	146,027	Capital Automotive L.P. 1 mo. USD LIBOR + 6.000%, 8.50%, 03/24/2025	144,932
	100,000	Energizer Holdings, Inc. 1 mo. USD LIBOR + 2.250%, 4.76%, 06/20/2025	99,250
	135,000	Quad/Graphics, Inc. 1 mo. USD LIBOR + 5.000%, 0.00%, 01/31/2026(15)	134,494
	456,731	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 11/15/2023	442,102
EUR	422,000	Techem GmbH 3 mo. EURIBOR + 3.750%, 3.75%, 07/31/2025	483,624
	$876,650	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 5.50%, 05/01/2024	859,433
EUR	115,000	Verisure Holding AB 3 mo. EURIBOR + 3.500%, 0.00%, 10/21/2022(15)	130,952
	$118,750	Weight Watchers International, Inc. 3 mo. USD LIBOR + 4.750%, 7.56%, 11/29/2024	118,008
	392,000	Xerox Business Services LLC 1 mo. USD LIBOR + 2.500%, 5.00%, 12/07/2023	385,877

			3,834,349

		Construction Materials - 0.0%
	268,650	NCI Building Systems, Inc. 3 mo. USD LIBOR + 3.750%, 6.55%, 04/12/2025	255,553

		Distribution/Wholesale - 0.0%
	144,275	Hamilton Holdco LLC 1 mo. USD LIBOR + 2.000%, 4.81%, 07/02/2025	142,652

		Diversified Financial Services - 0.1%
	361,908	AlixPartners LLP 3 mo. USD LIBOR + 2.750%, 5.25%, 04/04/2024	357,044
		Crown Finance U.S., Inc.
EUR	99,250	1 mo. EURIBOR + 2.625%, 2.63%, 02/28/2025	112,551
	$223,313	1 mo. USD LIBOR + 2.500%, 5.00%, 02/28/2025	217,674
	255,000	Financial & Risk US Holdings, Inc. 1 mo. USD LIBOR + 3.750%, 6.25%, 10/01/2025	244,642
EUR	194,028	Nets Holding A/S 3 mo. EURIBOR + 3.000%, 3.00%, 02/06/2025	218,793
	$259,700	RP Crown Parent LLC 1 mo. USD LIBOR + 2.750%, 5.25%, 10/12/2023	255,155
	70,186	SS&C Technologies Holdings Europe S.a.r.l. 1 mo. USD LIBOR + 2.250%, 4.75%, 04/16/2025	68,714

			1,474,573

		Electric - 0.0%
	276,525	Seadrill Partners Finco LLC 3 mo. USD LIBOR + 6.000%, 8.80%, 02/21/2021	222,296

		Energy-Alternate Sources - 0.0%
	243,775	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 3.500%, 6.24%, 10/31/2024	240,981

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	$99,000	Medallion Midland Acquisition LLC 1 mo. USD LIBOR + 3.250%, 5.75%, 10/30/2024	$94,958

			335,939

		Engineering & Construction - 0.0%
	510,907	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.96%, 06/21/2024	488,917
	99,250	Verra Mobility Corp. 1 mo. USD LIBOR + 3.750%, 6.25%, 02/28/2025	98,878

			587,795

		Entertainment - 0.0%
	198,004	Scientific Games International, Inc. 2 mo. USD LIBOR + 2.750%, 5.25%, 08/14/2024	191,733
	109,725	Wyndham Hotels & Resorts, Inc. 1 mo. USD LIBOR + 1.750%, 4.25%, 05/30/2025	107,785

			299,518

		Food - 0.1%
	99,500	CHG PPC Parent LLC 1 mo. USD LIBOR + 2.750%, 5.25%, 03/31/2025	97,261
	420,479	Hostess Brands LLC 1 mo. USD LIBOR + 2.250%, 4.90%, 08/03/2022	405,413
	248,036	Post Holdings, Inc. 1 mo. USD LIBOR + 2.000%, 4.52%, 05/24/2024	244,626

			747,300

		Food Service - 0.0%
	100,000	8th Avenue Food & Provisions, Inc. 3 mo. USD LIBOR + 3.750%, 6.25%, 10/01/2025	99,750
	107,256	Aramark Services, Inc. 3 mo. USD LIBOR + 1.750%, 4.25%, 03/11/2025	106,452

			206,202

		Gas - 0.0%
	110,000	Messer Industries GmbH 1 mo. USD LIBOR + 2.500%, 0.00%, 10/01/2025(15)	107,525

		Healthcare-Products - 0.1%
	280,725	Kinetic Concepts, Inc. 3 mo. USD LIBOR + 3.250%, 6.05%, 02/02/2024	278,619
	225,000	Lifescan Global Corp. 3 mo. USD LIBOR + 6.000%, 8.80%, 09/27/2024	215,579
	237,000	Parexel International Corp. 1 mo. USD LIBOR + 2.750%, 5.25%, 09/27/2024	223,965
	219,938	Revlon Consumer Products Corp. 1 mo. USD LIBOR + 3.500%, 6.21%, 09/07/2023	155,483

			873,646

		Healthcare-Services - 0.2%
	181,925	CDRH Parent, Inc. 3 mo. USD LIBOR + 4.250%, 7.01%, 07/01/2021	162,823
		DentalCorp Perfect Smile ULC
	26,366	3 mo. ICE LIBOR + 3.750%, 5.59%, 06/06/2025(16)	25,756
	105,150	1 mo. USD LIBOR + 3.750%, 6.25%, 06/06/2025	102,719
	275,000	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.750%, 6.25%, 10/10/2025	258,637
	290,329	Global Medical Response, Inc. 1 mo. USD LIBOR + 3.250%, 5.76%, 04/28/2022	272,425
EUR	338,300	IQVIA, Inc. 3 mo. EURIBOR + 2.000%, 2.50%, 06/11/2025	386,494
	$337,298	Jaguar Holding Co. 3 mo. USD LIBOR + 2.500%, 5.00%, 08/18/2022	330,130
	481,745	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 2.750%, 5.55%, 06/07/2023	465,635
	122,853	One Call Corp. 1 mo. USD LIBOR + 5.250%, 7.76%, 11/25/2022	108,341
	339,591	Syneos Health, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 08/01/2024	333,505

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 335,191	U.S. Renal Care, Inc. 3 mo. USD LIBOR + 4.250%, 7.05%, 12/30/2022	$327,127

		2,773,592

	Household Products - 0.0%
261,703	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 5.74%, 09/06/2024	246,166

	Insurance - 0.1%
	Asurion LLC
672,615	1 mo. USD LIBOR + 3.000%, 5.50%, 08/04/2022	661,322
370,000	1 mo. USD LIBOR + 6.500%, 9.00%, 08/04/2025	371,850
228,850	Hub International Ltd. 2 mo. USD LIBOR + 2.750%, 5.51%, 04/25/2025	220,339
355,000	Sedgwick Claims Management Services, Inc. 1 mo. USD LIBOR + 3.250%, 5.75%, 12/31/2025	345,532

		1,599,043

	Internet - 0.0%
304,559	Lands’ End, Inc. 1 mo. USD LIBOR + 3.250%, 5.77%, 04/04/2021	285,016

	Investment Company Security - 0.0%
165,000	Aretec Group, Inc. 3 mo. USD LIBOR + 4.250%, 6.75%, 10/01/2025	162,112

	Leisure Time - 0.1%
293,000	Caesars Resort Collection LLC 1 mo. USD LIBOR + 2.750%, 5.25%, 12/22/2024	288,643
663,717	Delta (LUX) S.a.r.l. 1 mo. USD LIBOR + 2.500%, 5.00%, 02/01/2024	637,447
732,600	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 5.51%, 10/21/2024	718,410
150,000	Penn National Gaming, Inc. 3 mo. USD LIBOR + 2.250%, 4.76%, 10/15/2025	147,906

		1,792,406

	Lodging - 0.1%
438,525	Boyd Gaming Corp. 1 Week USD LIBOR + 2.250%, 4.66%, 09/15/2023	432,223
479,503	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.000%, 4.50%, 10/06/2024	469,314

		901,537

	Machinery-Construction & Mining - 0.0%
310,000	Brookfield WEC Holdings, Inc. 1 mo. USD LIBOR + 3.750%, 6.25%, 08/01/2025	308,174
105,754	Pike Corp. 1 mo. USD LIBOR + 3.500%, 6.00%, 03/23/2025	105,402

		413,576

	Machinery-Diversified - 0.0%
226,819	Gates Global LLC 3 mo. USD LIBOR + 2.750%, 5.25%, 04/01/2024	221,793

	Media - 0.2%
182,688	Altice Financing S.A. 3 mo. USD LIBOR + 2.750%, 5.25%, 01/31/2026	169,138
920,096	Charter Communications Operating LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 04/30/2025	906,709
263,013	CSC Holdings LLC 1 mo. USD LIBOR + 2.500%, 5.01%, 01/25/2026	256,655
175,000	Gray Television, Inc. 1 mo. ICE LIBOR + 2.500%, 5.02%, 01/02/2026	172,448
124,677	Houghton Mifflin Harcourt Publishing Co. 1 mo. USD LIBOR + 3.000%, 5.50%, 05/31/2021	117,227
285,458	MTN Infrastructure TopCo, Inc. 1 mo. USD LIBOR + 3.000%, 5.50%, 11/15/2024	280,962
535,131	Numericable Group S.A. 3 mo. USD LIBOR + 3.688%, 6.20%, 01/31/2026	499,968

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 531,734	PSAV Holdings LLC 3 mo. USD LIBOR + 3.250%, 5.88%, 03/01/2025	$507,364
116,650	Shutterfly, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 08/17/2024	113,685
220,000	Telenet Financing USD LLC 1 mo. USD LIBOR + 2.250%, 4.76%, 08/15/2026	213,858
	Unitymedia Finance LLC
320,000	1 mo. USD LIBOR + 2.000%, 4.51%, 06/01/2023	314,666
265,000	1 mo. USD LIBOR + 2.250%, 4.76%, 09/30/2025	260,651
225,557	UPC Financing Partnership 1 mo. USD LIBOR + 2.500%, 5.01%, 01/15/2026	221,892

		4,035,223

	Metal Fabricate/Hardware - 0.0%
245,941	Rexnord LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 08/21/2024	243,657

	Miscellaneous Manufacturing - 0.0%
146,177	H.B. Fuller Co. 1 mo. USD LIBOR + 2.000%, 4.50%, 10/20/2024	143,253
424,124	USI, Inc. 3 mo. USD LIBOR + 3.000%, 5.80%, 05/16/2024	406,099

		549,352

	Oil & Gas - 0.1%
54,167	Ascent Resources - Marcellus LLC 1 mo. USD LIBOR + 6.500%, 9.02%, 03/30/2023	54,031
211,775	BCP Raptor LLC 2 mo. USD LIBOR + 4.250%, 6.87%, 06/24/2024	201,822
115,000	BCP Raptor II LLC 2 mo. USD LIBOR + 4.750%, 7.37%, 11/03/2025	109,250
485,000	California Resources Corp. 1 mo. USD LIBOR + 10.375%, 12.87%, 12/31/2021	506,219
646,774	Fieldwood Energy LLC 1 mo. USD LIBOR + 5.250%, 7.75%, 04/11/2022	590,990
224,438	Grizzly Acquisitions, Inc. 1 mo. USD LIBOR + 3.250%, 6.05%, 10/01/2025	223,082
286,885	PES Holdings LLC 3 mo. USD LIBOR + 3.500%, 3.30%, 12/31/2022	213,729
109,725	Traverse Midstream Partners LLC 3 mo. USD LIBOR + 4.000%, 6.60%, 09/27/2024	109,016

		2,008,139

	Packaging & Containers - 0.1%
	Berry Global, Inc.
521,250	3 mo. USD LIBOR + 1.750%, 4.27%, 02/08/2020	518,451
366,827	1 mo. USD LIBOR + 2.000%, 4.52%, 10/01/2022	362,931
64,396	Crown Americas LLC 1 Week USD LIBOR + 2.000%, 4.51%, 04/03/2025	64,363
	Flex Acquisition Co., Inc.
273,483	3 mo. USD LIBOR + 3.000%, 5.52%, 12/29/2023	264,822
99,500	1 mo. USD LIBOR + 3.250%, 5.77%, 06/29/2025	96,565
142,100	Proampac PG Borrower LLC 1 mo. USD LIBOR + 2.50%, 6.10%, 11/18/2023	137,881
635,026	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 02/05/2023	625,444

		2,070,457

	Pharmaceuticals - 0.1%
544,805	Endo Luxembourg Finance Co. S.a r.l. 1 mo. USD LIBOR + 4.250%, 6.75%, 04/29/2024	538,904
276,610	Valeant Pharmaceuticals International, Inc. 1 mo. USD LIBOR + 3.000%, 5.51%, 06/02/2025	273,405

		812,309

	Real Estate - 0.0%
275,682	VICI Properties LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 12/20/2024	270,427

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Retail - 0.2%
$ 351,947	Albertsons LLC 3 mo. USD LIBOR + 3.000%, 5.82%, 12/21/2022	$346,756
987,351	American Builders & Contractors Supply Co., Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 10/31/2023	962,174
587,563	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 7.50%, 09/25/2024	580,218
367,788	Coty Inc. 1 mo. USD LIBOR + 2.250%, 4.77%, 04/07/2025	348,938
352,142	Harbor Freight Tools USA, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 08/18/2023	340,008
426,051	Neiman Marcus Group Ltd. LLC 1 mo. USD LIBOR + 3.250%, 5.76%, 10/25/2020	376,842
159,200	Rodan & Fields LLC 1 mo. USD LIBOR + 4.000%, 6.51%, 06/06/2025	147,260
360,377	Staples, Inc. 3 mo. USD LIBOR + 4.000%, 6.54%, 09/12/2024	353,710
308,900	U.S. Foods, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 06/27/2023	303,495

		3,759,401

	Semiconductors - 0.0%
266,778	Microchip Technology, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 05/29/2025	262,110

	Software - 0.3%
455,195	Almonde, Inc. 3 mo. USD LIBOR + 3.500%, 6.30%, 06/13/2024	436,136
497,620	Change Healthcare Holdings LLC 1 mo. USD LIBOR + 2.750%, 5.25%, 03/01/2024	486,672
152,871	Epicor Software Corp. 1 mo. USD LIBOR + 3.250%, 5.75%, 06/01/2022	149,355
1,321,197	First Data Corp. 1 mo. USD LIBOR + 2.000%, 4.52%, 04/26/2024	1,315,833
221,853	Hyland Software, Inc. 1 mo. USD LIBOR + 3.500%, 6.00%, 07/01/2024	218,723
325,593	Infor U.S., Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 02/01/2022	323,395
249,375	Quest Software U.S. Holdings, Inc. 3 mo. USD LIBOR + 4.250%, 6.99%, 05/16/2025	245,427
149,219	SkillSoft Corp. 3 mo. USD LIBOR + 4.750%, 7.25%, 04/28/2021	121,346
606,406	SS&C Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 4.75%, 04/16/2025	594,208
125,000	Web.com Group, Inc. 3 mo. USD LIBOR + 3.750%, 6.27%, 10/10/2025	120,625
1,092,037	WEX, Inc. 1 mo. USD LIBOR + 2.250%, 4.75%, 06/30/2023	1,074,292

		5,086,012

	Telecommunications - 0.1%
290,000	Level 3 Financing, Inc. 1 mo. USD LIBOR + 2.250%, 4.76%, 02/22/2024	284,562
732,823	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 02/02/2024	715,418
539,442	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 03/15/2024	501,347
159,600	Zacapa LLC 1 mo. USD LIBOR + 5.000%, 7.80%, 07/02/2025	159,201
318,158	Zayo Group LLC 1 mo. USD LIBOR + 2.250%, 4.75%, 01/19/2024	315,136

		1,975,664

	Transportation - 0.0%
336,080	Savage Enterprises LLC 1 mo. USD LIBOR + 4.500%, 7.02%, 08/01/2025	335,031

	Total Senior Floating Rate Interests (cost $44,451,680)	$43,016,557

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

U.S. Government Agencies - 53.4%
	Mortgage-Backed Agencies - 51.6%
	FHLMC - 10.8%
$ 90,709	0.00%, 11/15/2036(17)(18)	$80,334
23,147,346	0.14%, 10/25/2020(6)(7)	60,512
18,249,387	0.61%, 03/25/2027(6)(7)	770,995
2,232,326	1.75%, 10/15/2042	2,118,148
1,008,180	2.50%, 12/15/2026(7)	50,650
995,460	2.50%, 03/15/2028(7)	70,617
758,125	2.50%, 05/15/2028(7)	57,508
2,106,128	3.00%, 03/15/2028(7)	156,880
1,178,888	3.00%, 08/01/2029	1,185,135
986,882	3.00%, 05/15/2032(7)	66,888
615,149	3.00%, 03/15/2033(7)	73,085
16,536,692	3.00%, 04/01/2033	16,563,520
4,636,952	3.00%, 11/01/2036	4,611,413
3,968,198	3.00%, 01/01/2037	3,946,344
4,050,000	3.00%, 08/15/2043	3,949,426
7,212,765	3.00%, 11/01/2046	7,101,474
20,749,873	3.00%, 12/01/2046	20,401,098
4,619,614	3.00%, 02/15/2048	4,646,174
125,000	3.00%, 02/01/2049(19)	122,857
1,227,371	3.25%, 11/15/2041	1,225,586
1,123,857	3.50%, 06/15/2026(7)	66,886
400,029	3.50%, 09/15/2026(7)	34,454
680,657	3.50%, 03/15/2027(7)	56,398
2,600,000	3.50%, 02/01/2034(19)	2,647,495
2,521,172	3.50%, 08/01/2034	2,571,506
3,021,985	3.50%, 03/15/2041(7)	354,209
1,085,437	3.50%, 06/01/2046	1,094,936
6,114,930	3.50%, 10/01/2047	6,150,475
8,763,840	3.50%, 01/01/2048	8,813,747
3,203,167	3.50%, 03/01/2048	3,236,157
614,373	3.50%, 04/01/2048	617,919
29,340,420	3.50%, 07/01/2048	29,508,668
12,810,735	3.50%, 08/01/2048	12,883,950
2,115,293	4.00%, 08/01/2025	2,179,816
394,809	4.00%, 08/15/2026(7)	33,679
2,200,928	4.00%, 07/15/2027(7)	192,668
2,817,834	4.00%, 03/15/2028(7)	248,606
654,762	4.00%, 06/15/2028(7)	58,956
1,932,585	4.00%, 07/15/2030(7)	202,114
2,418,831	4.00%, 05/01/2042	2,499,957
631,927	4.00%, 08/01/2042	653,135
885,121	4.00%, 09/01/2042	913,232
252,100	4.00%, 07/01/2044	260,249
1,125,967	4.00%, 02/01/2046	1,156,266
582,232	4.00%, 09/01/2048	596,877
11,300,000	4.00%, 02/01/2049(19)	11,573,451
11,300,000	4.00%, 03/13/2049	11,561,753
414,412	4.50%, 02/01/2039	431,791
4,374,818	4.50%, 05/01/2042	4,600,777
621,949	4.50%, 09/01/2044	648,320
4,015,000	4.50%, 02/01/2049(19)	4,175,365
1,713,880	4.75%, 07/15/2039	1,839,533
129,068	5.00%, 02/01/2028	135,686
137,281	5.00%, 04/01/2028	144,320
272,171	5.00%, 01/01/2030	286,371
9,483	5.00%, 09/01/2031	9,969
940,577	5.00%, 09/15/2033(7)	175,918
9,973	5.00%, 07/01/2035	10,658
220,605	5.00%, 04/01/2038	234,358
334,765	5.00%, 09/01/2039	355,884
631,050	5.00%, 01/01/2040	671,111

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 189,403	5.00%, 08/01/2040	$200,943
10,789	5.00%, 02/01/2041	11,501
375,146	5.00%, 04/01/2044	398,633
1,633,129	5.00%, 03/01/2047	1,726,912
772,628	5.00%, 04/01/2047	814,380
643,360	5.00%, 06/01/2047	676,948
90,725	5.00%, 11/01/2047	97,447
2,220,000	5.00%, 02/01/2049(19)	2,334,859
816,935	5.50%, 04/15/2036(7)	175,240
8,965	5.50%, 11/01/2037	9,732
1,007	5.50%, 02/01/2038	1,086
41,878	5.50%, 04/01/2038	44,980
39,840	5.50%, 06/01/2038	42,713
2,202,515	5.50%, 08/01/2038	2,391,224
112,645	5.50%, 05/01/2040	121,147
465,903	5.50%, 08/01/2040	499,980
445,154	5.50%, 06/01/2041	479,393
1,714,499	5.50%, 12/15/2046(7)	342,483
140,895	6.00%, 01/01/2023	145,925
45,388	6.00%, 11/01/2032	49,099
114,795	6.00%, 11/01/2033	125,858
88,998	6.00%, 02/01/2034	97,575
130,502	6.00%, 07/01/2034	143,039
43,071	6.00%, 08/01/2034	47,220
56,406	6.00%, 09/01/2034	61,722
33,565	6.00%, 01/01/2035	36,259
35,919	6.00%, 03/01/2035	39,381
45,734	6.00%, 05/01/2038	49,382
172,906	6.00%, 06/01/2038	187,395
586,577	6.00%, 05/15/2039	648,648
626,484	6.50%, 07/15/2036	692,313

		193,839,681

	FNMA - 31.2%
$ 99,394	0.00%, 03/25/2036(17)(18)	$82,257
816,208	0.00%, 06/25/2036(17)(18)	697,481
2,519,793	1.46%, 08/25/2044(6)(7)	127,970
2,760,740	1.55%, 05/25/2046(6)(7)	130,401
2,494,877	1.60%, 04/25/2055(6)(7)	124,367
2,059,918	1.64%, 06/25/2055(6)(7)	106,381
2,458,210	1.75%, 12/25/2042	2,354,213
1,697,085	2.00%, 09/25/2039	1,599,676
1,239,447	2.00%, 08/25/2043	1,168,322
627,224	2.50%, 06/25/2028(7)	45,902
425,321	2.50%, 01/01/2043	407,106
2,250,974	2.50%, 02/01/2043	2,159,092
1,846,306	2.50%, 03/01/2043	1,770,941
1,052,518	2.50%, 04/01/2043	1,009,555
443,637	2.50%, 06/01/2043	425,276
745,055	2.50%, 08/01/2043	714,140
3,660,000	2.85%, 12/01/2027	3,551,704
3,700,000	2.98%, 12/01/2029	3,574,372
1,839,386	3.00%, 02/25/2027(7)	129,340
601,546	3.00%, 09/25/2027(7)	50,360
3,735,059	3.00%, 01/25/2028(7)	298,568
871,330	3.00%, 01/01/2030	873,090
1,805,000	3.00%, 02/01/2034(19)	1,807,468
3,958,480	3.00%, 03/01/2037	3,945,799
1,885,931	3.00%, 05/25/2047	1,876,875
6,540,522	3.00%, 09/25/2047	6,549,946
5,951,992	3.00%, 06/25/2048	5,878,895
4,909,654	3.00%, 10/25/2048	4,842,119
1,700,000	3.00%, 02/01/2049(19)	1,670,051
2,940,000	3.09%, 02/25/2030(6)	2,870,296
4,400,000	3.13%, 01/01/2030	4,310,037
1,439,000	3.18%, 01/01/2030	1,414,578

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 4,900,000	3.18%, 12/01/2029	$4,816,196
252,150	3.24%, 12/01/2026	255,146
650,144	3.30%, 12/01/2026	660,361
543,918	3.41%, 11/01/2024	556,407
1,857,231	3.50%, 05/25/2027(7)	177,032
1,094,835	3.50%, 10/25/2027(7)	100,803
1,038,122	3.50%, 05/25/2030(7)	119,484
390,275	3.50%, 08/25/2030(7)	37,998
906,119	3.50%, 02/25/2031(7)	75,874
4,885,000	3.50%, 02/01/2034(19)	4,976,212
758,891	3.50%, 09/25/2035(7)	110,232
1,561,940	3.50%, 10/01/2044	1,580,723
1,689,790	3.50%, 02/01/2045	1,707,765
3,305,630	3.50%, 09/01/2046	3,331,124
1,509,630	3.50%, 10/01/2046	1,521,174
722,120	3.50%, 10/25/2046(7)	182,079
1,185,590	3.50%, 11/01/2046	1,197,653
1,470,738	3.50%, 09/01/2047	1,480,519
5,460,498	3.50%, 11/25/2047	5,571,947
1,043,887	3.50%, 12/01/2047	1,051,040
6,111,243	3.50%, 01/01/2048	6,142,264
1,203,871	3.50%, 02/01/2048	1,213,407
1,641,891	3.50%, 02/25/2048	1,666,605
3,532,259	3.50%, 04/25/2048	3,659,603
218,034,000	3.50%, 02/01/2049(19)	219,111,395
9,261,391	3.50%, 09/01/2057	9,292,582
5,375,802	3.50%, 12/25/2058	5,412,012
5,805,000	3.65%, 01/01/2029	5,972,271
5,135,000	3.80%, 02/01/2029	5,347,231
299,507	3.89%, 05/01/2030	313,186
130,507	3.96%, 05/01/2034	137,007
633,932	4.00%, 06/01/2025	653,045
2,485,611	4.00%, 05/25/2027(7)	218,746
1,959,872	4.00%, 01/25/2038(7)	369,917
2,913,813	4.00%, 10/01/2040	3,008,035
1,322,889	4.00%, 11/01/2040	1,365,663
960,834	4.00%, 12/01/2040	991,902
463,997	4.00%, 02/01/2041	479,290
1,092,895	4.00%, 03/01/2041	1,128,239
474,728	4.00%, 03/25/2042(7)	69,278
3,017,855	4.00%, 05/25/2042(7)	425,168
400,455	4.00%, 08/01/2042	413,404
944,787	4.00%, 09/01/2042	975,335
266,493	4.00%, 11/25/2042(7)	39,990
220,687	4.00%, 03/01/2045	226,730
1,137,653	4.00%, 07/01/2045	1,177,230
481,958	4.00%, 05/01/2046	494,819
1,202,911	4.00%, 06/01/2046	1,235,551
1,266,075	4.00%, 04/01/2047	1,306,604
3,983,926	4.00%, 09/01/2048	4,080,173
112,945,000	4.00%, 02/01/2049(19)	115,609,796
44,100,000	4.00%, 03/01/2049(19)	45,095,695
350,769	4.50%, 08/01/2024	360,951
25,734	4.50%, 04/01/2025	26,468
495,885	4.50%, 07/25/2027(7)	47,966
823,662	4.50%, 09/01/2035	860,221
219,771	4.50%, 08/01/2040	231,256
2,498,180	4.50%, 10/01/2040	2,625,838
1,083,081	4.50%, 10/01/2041	1,138,363
1,013,172	4.50%, 09/01/2043	1,064,880
11,210,000	4.50%, 02/01/2049(19)	11,650,956
6,553,009	4.50%, 01/01/2051	6,832,387
7,093	5.00%, 12/01/2019	7,208
128,108	5.00%, 01/01/2022	130,198
244,184	5.00%, 04/25/2038	256,875
3,106,009	5.00%, 06/01/2047	3,270,392

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 55,000	5.00%, 02/01/2049(19)	$57,858
259,195	5.47%, 05/25/2042(6)(7)	27,754
6,218	5.50%, 08/01/2019	6,222
5,392	5.50%, 09/01/2019	5,395
9,374	5.50%, 10/01/2019	9,373
3,158	5.50%, 05/01/2020	3,174
273,155	5.50%, 06/01/2022	279,821
150,511	5.50%, 06/01/2033	163,644
594,639	5.50%, 07/01/2033	645,305
38,794	5.50%, 08/01/2033	41,544
2,112,701	5.50%, 11/01/2035	2,302,510
510,958	5.50%, 04/01/2036	556,607
438,765	5.50%, 04/25/2037	481,710
855,769	5.50%, 11/01/2037	931,085
1,114,014	5.50%, 06/25/2042(7)	245,017
1,767,898	5.50%, 09/25/2044(7)	403,189
1,185,454	5.50%, 07/25/2045(7)	246,606
9,994	6.00%, 11/01/2031	10,779
157,457	6.00%, 12/01/2032	171,586
201,468	6.00%, 03/01/2033	220,749
476,178	6.00%, 02/01/2037	521,425
274,141	6.00%, 12/01/2037	297,035
149,687	6.00%, 03/01/2038	163,251
124,656	6.00%, 10/01/2038	135,063
2,697,977	6.00%, 01/25/2042(7)	481,649
1,608,549	6.00%, 09/25/2047(7)	380,414
2,216	7.50%, 12/01/2029	2,295
12,302	7.50%, 03/01/2030	14,214
22,862	7.50%, 09/01/2031	23,974

		561,041,727

	GNMA - 9.6%
$ 419,946	1.75%, 09/20/2043	$404,585
1,920,770	2.00%, 01/20/2042	1,845,780
1,365,000	2.00%, 10/20/2042	1,062,953
1,672,973	2.50%, 12/16/2039	1,649,549
2,787,081	2.50%, 07/20/2041	2,732,720
843,115	3.00%, 09/20/2028(7)	69,881
184,503	3.00%, 11/15/2042	183,608
533,627	3.00%, 02/16/2043(7)	83,073
177,317	3.00%, 06/15/2043	176,731
170,412	3.00%, 07/15/2043	169,848
195,039	3.00%, 10/15/2044	193,629
244,347	3.00%, 02/15/2045	242,580
126,330	3.00%, 03/15/2045	125,416
657,359	3.00%, 04/15/2045	652,604
158,993	3.00%, 06/15/2045	157,843
5,983,235	3.00%, 07/15/2045	5,939,961
1,431,043	3.00%, 09/20/2047	1,265,578
6,455,000	3.00%, 02/01/2049(19)	6,407,596
355,097	3.50%, 02/16/2027(7)	30,727
870,462	3.50%, 03/20/2027(7)	82,170
891,900	3.50%, 07/20/2040(7)	91,566
1,235,110	3.50%, 02/20/2041(7)	136,363
2,126,602	3.50%, 04/20/2042(7)	242,095
455,919	3.50%, 05/15/2042	463,049
3,177,863	3.50%, 10/20/2042(7)	568,611
1,321,827	3.50%, 12/15/2042	1,345,333
1,173,187	3.50%, 03/15/2043	1,194,037
1,050,952	3.50%, 04/15/2043	1,069,581
3,432,111	3.50%, 05/15/2043	3,489,456
407,450	3.50%, 05/20/2043(7)	67,599
1,644,310	3.50%, 07/20/2043(7)	240,823
2,391,000	3.50%, 01/20/2046	2,386,153
10,245,928	3.50%, 08/20/2047	10,384,714
42,897,000	3.50%, 02/01/2049(19)	43,440,753

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 255,385	4.00%, 12/16/2026(7)	$22,765
3,441,132	4.00%, 05/20/2029(7)	334,609
2,405,587	4.00%, 09/20/2040	2,499,583
332,874	4.00%, 10/20/2040	344,900
634,571	4.00%, 12/20/2040	657,304
293,542	4.00%, 05/16/2042(7)	45,578
603,534	4.00%, 03/20/2043(7)	126,577
209,847	4.00%, 01/20/2044(7)	46,901
2,156,650	4.00%, 03/20/2047(7)	375,960
3,285,594	4.00%, 07/20/2047(7)	570,610
1,164,633	4.00%, 11/20/2047	1,204,478
5,105,510	4.00%, 03/20/2048	5,266,604
14,605,000	4.00%, 02/01/2049(19)	15,026,605
7,100,000	4.00%, 03/01/2049(19)	7,297,191
37,589	4.50%, 07/15/2033	39,356
106,541	4.50%, 05/15/2040	111,968
511,240	4.50%, 06/15/2041	536,397
1,522,615	4.50%, 06/20/2044	1,605,350
1,267,002	4.50%, 10/20/2044	1,332,878
914,656	4.50%, 04/20/2045(7)	219,117
1,219,819	4.50%, 01/20/2046	1,283,339
12,532,051	4.50%, 08/20/2048	13,019,533
11,704,016	4.50%, 09/20/2048	12,159,720
9,550,000	4.50%, 02/01/2049(19)	9,915,586
2,535,970	5.00%, 02/16/2040(7)	595,206
827,292	5.00%, 06/15/2041	888,153
1,090,184	5.00%, 10/16/2041(7)	174,816
1,297,031	5.00%, 03/15/2044	1,392,173
1,845,516	5.00%, 06/20/2046(7)	384,242
608,074	5.00%, 01/16/2047(7)	134,144
475,231	5.50%, 05/15/2033	521,251
41,076	5.50%, 06/15/2035	45,079
45,978	5.50%, 04/15/2038	49,257
1,864,676	5.50%, 03/20/2039(7)	415,641
1,735,397	5.50%, 02/16/2047(7)	388,550
1,048,755	5.50%, 02/20/2047(7)	228,009
69,377	6.00%, 02/15/2029	74,517
122,232	6.00%, 11/15/2032	135,138
128,135	6.00%, 02/15/2033	137,679
25,508	6.00%, 07/15/2033	27,396
37,936	6.00%, 10/15/2034	40,744
318,089	6.00%, 03/15/2036	343,001
4,853	6.00%, 05/15/2036	5,363
120,024	6.00%, 10/15/2036	131,495
58,088	6.00%, 01/15/2037	64,071
125,684	6.00%, 02/15/2037	138,810
220,610	6.00%, 06/15/2037	243,147
79,282	6.00%, 11/15/2037	85,554
62,172	6.00%, 06/15/2038	67,271
130,632	6.00%, 08/15/2038	143,746
206,075	6.00%, 10/15/2038	223,536
203,067	6.00%, 11/15/2038	223,218
114,386	6.00%, 12/15/2038	123,800
72,538	6.00%, 01/15/2039	79,030
2,754	6.00%, 03/15/2039	2,961
260,425	6.00%, 04/15/2039	279,704
380,035	6.00%, 08/15/2039	418,227
5,958	6.00%, 09/15/2039	6,403
54,883	6.00%, 11/15/2039	59,624
28,883	6.00%, 06/15/2040	31,048
2,224,750	6.00%, 09/20/2040(7)	528,946
159,655	6.00%, 12/15/2040	176,608
504,129	6.00%, 06/15/2041	556,608
1,636,586	6.00%, 02/20/2046(7)	374,944
2,748,857	6.17%, 07/20/2039(6)(7)	535,536
14,082	6.50%, 09/15/2028	15,306

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 2,313	6.50%, 10/15/2028	$2,514
4,725	6.50%, 12/15/2028	5,136
44,539	6.50%, 05/15/2029	49,734
80,589	6.50%, 08/15/2031	87,592
3,947	6.50%, 09/15/2031	4,290
39,575	6.50%, 10/15/2031	43,014
149,897	6.50%, 11/15/2031	162,922
30,398	6.50%, 01/15/2032	33,039
23,547	6.50%, 03/15/2032	25,771
6,748	6.50%, 04/15/2032	7,334
13,012	6.50%, 07/15/2032	14,143

		173,565,315

		$928,446,723

	U.S. Government Agencies - 1.8%
	FNMA - 1.4%
$ 15,175,000	2.50%, 02/01/2034(19)	$14,934,183
10,400,000	5.00%, 03/01/2049(19)	10,925,075
	GNMA - 0.4%
5,200,000	5.00%, 02/01/2049(19)	5,421,244
1,000,000	5.50%, 02/01/2049(19)	1,067,227

		32,347,729

	Total U.S. Government Agencies (cost $959,649,786)	$960,794,452

U.S. Government Securities - 6.9%
	U.S. Treasury Securities - 6.9%
	U.S. Treasury Bonds - 2.7%
$ 5,060,000	2.25%, 08/15/2046(20)(21)(22)	$4,339,741
5,800,000	2.50%, 02/15/2046(20)(22)	5,254,211
23,034,000	2.88%, 11/15/2046(20)(21)	22,483,343
16,140,000	3.13%, 05/15/2048	16,494,954

		48,572,249

	U.S. Treasury Notes - 4.2%
56,169,284	0.38%, 07/15/2027(23)	54,518,580
5,702,738	0.75%, 07/15/2028(23)	5,702,813
14,601,695	0.88%, 01/15/2029(23)	14,717,102

		74,938,495

		123,510,744

	Total U.S. Government Securities (cost $125,397,358)	$123,510,744

Common Stocks - 0.0%
	Energy - 0.0%
38,914	Ascent Resources - Marcellus LLC Class A*(2)(3)	$122,579
13,623	Philadelphia Energy Solutions Class A*	54,492
8,492	Templar Energy LLC Class A*	2,123

		179,194

	Total Common Stocks (cost $312,529)	$179,194

Preferred Stocks - 0.0%
	Banks - 0.0%
469	U.S. Bancorp Series A, 3.81%(4)(11)	372,854

	Total Preferred Stocks (cost $332,990)	$372,854

Warrants - 0.0%
	Energy - 0.0%
10,075	Ascent Resources - Marcellus LLC Expires 3/30/23*(2)(3)	806

	Total Warrants (cost $806)	$806

	Total Long-Term Investments (cost $2,318,950,911)	$2,301,513,514

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Short-Term Investments - 3.9%
		Certificates of Deposit - 0.1%
	440,000	Credit Agricole Corporate and Investment Bank 3 mo. USD LIBOR + 0.400%, 3.22%, 09/24/2020(4)(13)		$439,927

		Commercial Paper - 0.0%
CAD	90,000	Bank of Nova Scotia 1.85%, 02/08/2019(13)		$68,468

		Foreign Government Obligations - 0.0%
	400,000	Newfoundland T-Bill 1.79%, 02/14/2019(13)		$304,229

		Other Investment Pools & Funds - 3.3%
	59,055,154	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(24)		$59,055,154

		Securities Lending Collateral - 0.5%
	456,914	Citibank NA DDCA, 2.39%, 2/1/2019(24)		$456,914
	5,075,522	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(24)		5,075,522
	2,021,440	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(24)		2,021,440
	277,303	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(24)		277,303
	1,184,307	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(24)		1,184,307
	122,801	Western Asset Institutional Government Class A Fund, Institutional Class, 2.25%(24)		122,801

				9,138,287

		Total Short-Term Investments (cost $69,002,384)		$69,006,065

		Total Investments Excluding Purchased Options (cost $2,387,953,295)	131.9%	$2,370,519,579
		Total Purchased Options (cost $6,561,454)	0.3%	$5,571,667

		Total Investments (cost $2,394,514,749)	132.2%	$2,376,091,246
		Other Assets and Liabilities	(32.2)%	(578,410,990)

		Total Net Assets	100.0%	$1,797,680,256

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $624,199,604, representing 34.7% of net assets.

(2)	Investment valued using significant unobservable inputs.
(3)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2019, the aggregate fair value of these securities was $2,475,254, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2019.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

(6)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(7)	Securities disclosed are interest-only strips.
(8)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $2,535,000 at January 31, 2019.
(9)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(10)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $26,175,905, representing 1.5% of net assets.

(11)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(12)

Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal. Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

(13)	The rate shown represents current yield to maturity.
(14)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2019.

(15)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(16)

This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2019, the aggregate value of the unfunded commitment was $25,756, which rounds to 0.00% of total net assets.

(17)	Securities disclosed are principal-only strips.
(18)	Security is a zero-coupon bond.
(19)	Represents or includes a TBA transaction.
(20)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.
(21)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(22)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(23)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(24)	Current yield as of period end.

OTC Swaption Contracts Outstanding at January 31, 2019

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 07/20/48*	CITI	2.91%	Pay	07/18/28	USD	3,250,000	3,250,000	$365,625	$379,925	$(14,300)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57*	JPM	2.45%	Pay	08/02/27	USD	5,000,000	5,000,000	519,000	513,500	5,500
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57*	BCLY	2.45%	Receive	08/02/27	USD	6,000,000	6,000,000	622,800	519,079	103,721
3 Months USD-LIBOR-BBA Interest Rate Swap Expiring 08/04/57*	BOA	2.45%	Receive	08/02/27	USD	4,600,000	4,600,000	477,480	395,600	81,880

Total Calls							18,850,000	$1,984,905	$1,808,104	$176,801

Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 02/28/19*	BCLY	2.45%	Pay	08/02/27	USD	6,000,000	6,000,000	$1,125,600	$472,587	$653,013
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 06/03/29*	DEUT	3.20%	Receive	05/30/19	USD	38,750,000	38,750,000	30,961	577,375	(546,414)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 06/03/29*	BOA	3.20%	Receive	05/30/19	USD	39,295,000	39,295,000	31,397	611,038	(579,641)

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 07/20/48*	CITI	2.91%	Receive	07/18/28	USD	3,250,000	3,250,000	364,650	379,925	(15,275)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57*	JPM	2.45%	Receive	08/02/27	USD	5,000,000	5,000,000	938,000	988,000	(50,000)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 12/11/29*	BOA	3.20%	Receive	12/09/19	USD	48,980,000	48,980,000	233,194	671,025	(437,831)
3 Months USD-LIBOR-BBA Interest Rate Swap Expiring 08/04/57*	BOA	2.45%	Pay	08/02/27	USD	4,600,000	4,600,000	862,960	1,053,400	(190,440)

Total Puts							145,875,000	$3,586,762	$4,753,350	$(1,166,588)

Total purchased swaption contracts							164,725,000	$5,571,667	$6,561,454	$(989,787)

* Swaptions with forward premiums.

Futures Contracts Outstanding at January 31, 2019

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	534	03/29/2019	$113,383,219	$64,394
U.S. Treasury 5-Year Note Future	2,069	03/29/2019	237,644,047	3,435,082
U.S. Treasury Long Bond Future	110	03/20/2019	16,135,625	822,907
U.S. Treasury Ultra Bond Future	699	03/20/2019	112,626,375	5,162,830

Total				$9,485,213

Short position contracts:
Canadian Government 10-Year Bond Future	113	03/20/2019	$11,837,071	$(32,601)
U.S. Treasury 10-Year Note Future	280	03/20/2019	34,291,250	(166,096)
U.S. Treasury 10-Year Ultra Future	403	03/20/2019	52,667,063	(1,587,706)

Total				$(1,786,403)

Total futures contracts				$7,698,810

TBA Sale Commitments Outstanding at January 31, 2019

Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FHLMC, 3.00%	$10,155,000	02/01/2034	$(10,170,867)	$(50,775)
FHLMC, 3.00%	900,000	02/01/2049	(884,572)	(8,127)
FHLMC, 3.50%	24,695,000	02/01/2049	(24,831,498)	(199,501)
FNMA, 2.50%	28,580,000	02/01/2034	(28,126,454)	(200,960)
FNMA, 3.00%	7,291,000	02/01/2034	(7,300,968)	(33,892)
FNMA, 3.00%	34,247,000	02/01/2049	(33,643,664)	(307,303)
FNMA, 4.50%	4,275,000	02/01/2049	(4,443,161)	(17,033)
FNMA, 5.50%	5,650,000	02/01/2049	(5,998,712)	(33,547)
GNMA, 4.50%	2,330,000	02/01/2049	(2,419,195)	(13,106)

Total (proceeds receivable $116,954,847)			$(117,819,091)	$(864,244)

At January 31, 2019, the aggregate market value of TBA Sale Commitments represents (6.6)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at January 31, 2019

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.06	CSI	USD	2,407	(0.18%)	07/25/45	Monthly	$36	$—	$51	$15

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

ABX.HE.AAA.07-1	GSC	USD	160,795	(0.09%)	08/25/37	Monthly	33,720	—	4,017	(29,703)
ABX.HE.AAA.07-1	GSC	USD	704,283	(0.09%)	08/25/37	Monthly	148,452	—	17,542	(130,910)
ABX.HE.AAA.07-1	CSI	USD	1,527,554	(0.09%)	08/25/37	Monthly	370,223	—	38,162	(332,061)
ABX.HE.PENAAA.06-2	MSC	USD	250,930	(0.11%)	05/25/46	Monthly	27,120	—	15,027	(12,093)
ABX.HE.PENAAA.06-2	JPM	USD	829,206	(0.11%)	05/25/46	Monthly	89,407	—	50,310	(39,097)
ABX.HE.PENAAA.06-2	GSC	USD	668,978	(0.11%)	05/25/46	Monthly	165,146	—	40,124	(125,022)
PrimeX.ARM.2	MSC	USD	150,640	(4.58%)	12/25/37	Monthly	—	(314)	(158)	156

Total							$834,104	$(314)	$165,075	$(668,715)

Sell protection:
ABX.HE.AAA.06	MSC	USD	2,408	0.18%	07/25/45	Monthly	$—	$—	$(51)	$(51)
ABX.HE.AAA.07-1	MSC	USD	160,795	0.09%	08/25/37	Monthly	1,529	—	(4,017)	(5,546)
ABX.HE.AAA.07-1	MSC	USD	704,283	0.09%	08/25/37	Monthly	6,659	—	(17,594)	(24,253)
ABX.HE.AAA.07-1	MSC	USD	1,527,554	0.09%	08/25/37	Monthly	14,529	—	(38,162)	(52,691)
ABX.HE.PENAAA.06-2	BCLY	USD	1,749,118	0.11%	05/25/46	Monthly	—	(45,693)	(104,910)	(59,217)
CMBX.NA.BB.6	GSC	USD	396,000	5.00%	05/11/63	Monthly	—	(44,160)	(94,717)	(50,557)
CMBX.NA.BB.6	CSI	USD	1,080,000	5.00%	05/11/63	Monthly	—	(204,795)	(258,319)	(53,524)
CMBX.NA.BB.6	CSI	USD	952,000	5.00%	05/11/63	Monthly	—	(168,257)	(227,703)	(59,446)
CMBX.NA.BB.6	CSI	USD	1,540,000	5.00%	05/11/63	Monthly	—	(300,329)	(368,772)	(68,443)
CMBX.NA.BB.6	CSI	USD	2,680,000	5.00%	05/11/63	Monthly	—	(541,530)	(641,758)	(100,228)
CMBX.NA.BB.6	CSI	USD	1,085,000	5.00%	05/11/63	Monthly	—	(154,826)	(259,816)	(104,990)
CMBX.NA.BB.6	GSC	USD	1,715,000	5.00%	05/11/63	Monthly	—	(303,953)	(410,201)	(106,248)
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	Monthly	—	(323,435)	(437,707)	(114,272)
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	Monthly	—	(323,435)	(437,707)	(114,272)
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	Monthly	—	(323,435)	(437,707)	(114,272)
CMBX.NA.BB.6	CSI	USD	1,835,000	5.00%	05/11/63	Monthly	—	(324,319)	(438,903)	(114,584)
CMBX.NA.BB.6	GSC	USD	1,635,000	5.00%	05/11/63	Monthly	—	(171,817)	(391,066)	(219,249)
CMBX.NA.BB.8	MSC	USD	3,099,000	5.00%	10/17/57	Monthly	—	(829,029)	(547,462)	281,567
CMBX.NA.BB.8	GSC	USD	2,890,000	5.00%	10/17/57	Monthly	—	(692,195)	(511,343)	180,852
CMBX.NA.BB.8	MSC	USD	1,485,000	5.00%	10/17/57	Monthly	—	(408,441)	(262,337)	146,104
CMBX.NA.BB.8	GSC	USD	1,625,000	5.00%	10/17/57	Monthly	—	(432,720)	(287,069)	145,651
CMBX.NA.BB.8	MSC	USD	1,270,000	5.00%	10/17/57	Monthly	—	(348,797)	(224,356)	124,441
CMBX.NA.BB.8	GSC	USD	890,000	5.00%	10/17/57	Monthly	—	(251,539)	(157,226)	94,313
CMBX.NA.BB.8	CSI	USD	530,000	5.00%	10/17/57	Monthly	—	(141,773)	(93,628)	48,145
CMBX.NA.BBB-.6	MSC	USD	360,000	3.00%	05/11/63	Monthly	—	(30,469)	(47,411)	(16,942)
CMBX.NA.BBB-.6	MSC	USD	3,725,000	3.00%	05/11/63	Monthly	—	(542,954)	(490,574)	52,380
CMBX.NA.BBB-.6	DEUT	USD	1,270,000	3.00%	05/11/63	Monthly	—	(187,074)	(167,257)	19,817
CMBX.NA.BBB-.6	CSI	USD	815,000	3.00%	05/11/63	Monthly	—	(112,062)	(107,469)	4,593
CMBX.NA.BBB-.6	GSC	USD	2,790,000	3.00%	05/11/63	Monthly	—	(305,301)	(367,669)	(62,368)
PrimeX.ARM.2	JPM	USD	150,640	4.58%	12/25/37	Monthly	5,903	—	158	(5,745)

Total							$28,620	$(7,512,338)	$(7,832,753)	$(349,035)

Total traded indices							$862,724	$(7,512,652)	$(7,667,678)	$(1,017,750)

Credit default swaps on single-name issues:
Sell protection:
South Africa Government International Bond	BCLY	USD	1,160,000	1.00%	12/20/23	Quarterly	$—	$(56,307)	$(37,887)	$18,420
South Africa Government International Bond	MSC	USD	1,150,000	1.00%	12/20/23	Quarterly	—	(54,859)	(37,561)	17,298

Total							$—	$(111,166)	$(75,448)	$35,718

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Total single-name issues	$—	$(111,166)	$(75,448)	$35,718

Total OTC contracts	$862,724	$(7,623,818)	$(7,743,126)	$(982,032)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2019

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.IG.31.V1	USD	15,295,000	(1.00%)	12/20/23	Quarterly	$(151,914)	$(247,666)	$(95,752)
ITRAXX.EUR.30.V1	EUR	24,260,000	(1.00%)	12/20/23	Quarterly	(255,705)	(430,531)	(174,826)
ITRAXX.XOV.30.V2	EUR	12,392,450	(5.00%)	12/20/23	Quarterly	(1,028,501)	(1,256,733)	(228,232)

Total						$(1,436,120)	$(1,934,930)	$(498,810)

Credit default swaps on indices:
Sell protection:
CDX.EM.30.V1	USD	30,350,000	1.00%	12/20/23	Quarterly	$(1,414,038)	$(888,474)	$525,564
CDX.NA.HY.31.V3	USD	26,415,900	5.00%	12/20/23	Quarterly	1,310,523	1,712,424	401,901

Total						$(103,515)	$823,950	$927,465

Total						$(1,539,635)	$(1,110,980)	$428,655

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2019

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
12 Mo. Federal Funds Rate	1.62% Fixed	USD	10,705,000	11/14/26	Annual	$—	$—	$526,154	$526,154
12M Federal Funds Rate	1.00% Fixed	USD	6,875,000	09/29/26	Annual	159,680	—	654,281	494,601
3 Mo. USD LIBOR	2.00% Fixed	USD	12,225,000	03/21/23	Semi-Annual	47,638	—	204,292	156,654
3 Mo. USD LIBOR	3.00% Fixed	USD	12,256,000	04/30/25	Semi-Annual	54,529	—	(328,106)	(382,635)
3 Mo. USD LIBOR	2.79% Fixed	USD	26,118,000	09/30/25	Semi-Annual	—	—	(355,137)	(355,137)
3 Mo. USD LIBOR	2.27% Fixed	USD	1,663,000	07/14/27	Semi-Annual	—	—	44,226	44,226
3 Mo. USD LIBOR	3.00% Fixed	USD	14,403,000	06/18/28	Semi-Annual	—	—	(434,165)	(434,165)
3 Mo. USD LIBOR	2.25% Fixed	USD	82,273,000	06/20/28	Semi-Annual	4,196,367	—	2,785,678	(1,410,689)
3 Mo. USD LIBOR	2.83% Fixed	USD	15,729,000	12/21/28	Semi-Annual	—	—	(236,617)	(236,617)
3 Mo. USD LIBOR	2.81% Fixed	USD	4,252,000	05/15/44	Semi-Annual	4,528	—	(2,403)	(6,931)
3 Mo. USD LIBOR	2.75% Fixed	USD	15,675,000	12/20/47	Semi-Annual	—	(338,846)	172,601	511,447
3 Mo. USD LIBOR	2.88% Fixed	USD	1,200,000	12/31/48	Semi-Annual	—	—	(21,091)	(21,091)
3 Mo. USD LIBOR	2.87% Fixed	USD	600,000	01/28/49	Semi-Annual	—	—	(9,298)	(9,298)

Total						$4,462,742	$(338,846)	$3,000,415	$(1,123,481)

Foreign Currency Contracts Outstanding at January 31, 2019
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
645,000	CAD	484,424	USD	SCB	02/12/19	$6,592	$—
61,420,000	EGP	3,221,610	USD	MSC	04/22/19	168,520	—
8,000	GBP	10,540	USD	BNP	02/28/19	—	(32)
401,150,000	JPY	3,588,319	USD	HSBC	03/11/19	106,214	—
75,566	USD	100,000	CAD	BNP	02/07/19	—	(552)
67,893	USD	90,000	CAD	DEUT	02/08/19	—	(615)

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

478,219	USD	645,000	CAD	JPM	02/12/19	$—	$(12,797)
301,042	USD	400,000	CAD	SCB	02/14/19	—	(3,477)
755,347	USD	995,000	CAD	MSC	07/08/19	—	(4,654)
45,172	USD	60,000	CAD	GSC	10/01/19	—	(733)
720,643	USD	13,440,000	EGP	GSC	04/22/19	—	(21,189)
14,399,777	USD	12,682,000	EUR	GSC	02/28/19	—	(150,276)
4,396,132	USD	3,846,000	EUR	BOA	03/20/19	—	(24,554)
138,125	USD	120,000	EUR	JPM	05/02/19	—	(330)
92,204	USD	80,000	EUR	JPM	05/30/19	—	(321)
266,045	USD	200,000	GBP	SSG	02/27/19	3,386	—
527,517	USD	400,000	GBP	SSG	02/27/19	2,199	—
454,845	USD	129,130,000	HUF	GSC	02/06/19	—	(13,193)
2,437,436	USD	271,050,000	JPY	JPM	02/04/19	—	(51,851)
2,653,373	USD	299,600,000	JPY	JPM	02/19/19	—	(101,070)
4,901,551	USD	551,150,000	JPY	JPM	03/11/19	—	(174,460)
743,061	USD	79,900,000	JPY	JPM	04/15/19	4,935	—
220,662	USD	23,950,000	JPY	JPM	04/22/19	—	(727)
893,411	USD	100,000,000	JPY	UBS	06/14/19	—	(35,028)
Total						$291,846	$ (595,859)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CITI	Citigroup Global Markets, Inc.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
CAD	Canadian Dollar
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
USD	United States Dollar

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
MSCI	Morgan Stanley Capital International
MTA	Monthly Treasury Average Index
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Other Abbreviations:
CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PAC	Planned Amortization Class
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

The Hartford Total Return Bond Fund

Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$610,493,533	$—	$608,141,664	$2,351,869
Corporate Bonds	522,692,588	—	522,692,588	—
Escrows	—	—	—	—
Foreign Government Obligations	25,962,187	—	25,962,187	—
Municipal Bonds	14,490,599	—	14,490,599	—
Senior Floating Rate Interests	43,016,557	—	43,016,557	—
U.S. Government Agencies	960,794,452	—	960,794,452	—
U.S. Government Securities	123,510,744	—	123,510,744	—
Common Stocks
Energy	179,194	—	56,615	122,579
Preferred Stocks	372,854	372,854	—	—
Warrants	806	—	—	806
Short-Term Investments	69,006,065	68,193,441	812,624	—
Purchased Options	5,571,667	—	5,571,667	—
Foreign Currency Contracts(2)	291,846	—	291,846	—
Futures Contracts(2)	9,485,213	9,485,213	—	—
Swaps - Credit Default(2)	2,061,217	—	2,061,061	156
Swaps - Interest Rate(2)	1,733,082	—	1,733,082	—

Total	$2,389,662,604	$78,051,508	$2,309,135,686	$2,475,410

Liabilities
Foreign Currency Contracts(2)	$(595,859)	$—	$(595,859)	$—
Futures Contracts(2)	(1,786,403)	(1,786,403)	—	—
Swaps - Credit Default(2)	(2,614,594)	—	(2,608,849)	(5,745)
Swaps - Interest Rate(2)	(2,856,563)	—	(2,856,563)	—
TBA Sale Commitments	(117,819,091)	—	(117,819,091)	—

Total	$(125,672,510)	$(1,786,403)	$(123,880,362)	$(5,745)

(1)	For the period ended January 31, 2019, there were no transfers in and out of Level 3

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2019 is not presented.

The Hartford World Bond Fund

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 0.0%
	United States - 0.0%
47,282	Homer City Generation L.P.	$362,511

	Total Common Stocks (cost $2,698,660)	$362,511

Asset & Commercial Mortgage Backed Securities - 6.0%
	Bermuda - 0.0%
$ 247,500	Cal Funding Ltd. 3.47%, 10/25/2027(1)	$246,271

	Canada - 0.1%
785,000	Canadian Pacer Auto Receivables Trust 3.63%, 01/19/2024(1)	797,177
	Master Credit Card Trust
2,848,000	3.80%, 01/21/2022(1)	2,856,301
1,499,000	4.02%, 07/21/2022(1)	1,501,764

		5,155,242

	Cayman Islands - 1.1%
2,960,000	ALM XVIII Ltd. 3 mo. USD LIBOR + 1.650%, 4.44%, 01/15/2028(1)(2)	2,935,260
	Apidos CLO
3,030,000	3 mo. USD LIBOR + 1.450%, 4.23%, 07/18/2027(1)(2)	2,972,857
	Ares CLO Ltd.
2,675,000	3 mo. USD LIBOR + 1.950%, 4.70%, 12/05/2025(1)(2)	2,675,907
3,250,000	Atrium XII 3 mo. USD LIBOR + 1.650%, 4.41%, 04/22/2027(1)(2)	3,183,934
1,330,000	Bain Capital Credit CLO 3 mo. USD LIBOR + 1.800%, 4.57%, 07/25/2030(1)(2)	1,322,204
3,060,000	Benefit Street Partners CLO IV Ltd. 3 mo. USD LIBOR + 2.050%, 4.81%, 01/20/2029(1)(2)	3,056,885
2,350,000	BSPRT Issuer Ltd. 3 mo. USD LIBOR + 1.050%, 3.56%, 09/15/2035(1)(2)	2,331,169
2,350,000	Carlyle Global Market Strategies CLO Ltd. 3 mo. USD LIBOR + 1.400%, 4.19%, 01/15/2030(1)(2)	2,291,304
2,500,000	3 mo. USD LIBOR + 1.400%, 4.17%, 04/17/2031(1)(2)	2,438,932
1,015,000	Covenant Credit Partners CLO Ltd. 3 mo. USD LIBOR + 1.850%, 4.64%, 10/15/2029(1)(2)	1,014,977
945,000	Dryden 75 CLO Ltd. 3 mo. USD LIBOR + 2.450%, 5.45%, 01/15/2029(1)(2)(3)(4)	945,000
2,937,500	Highbridge Loan Management Ltd. 3 mo. USD LIBOR + 1.450%, 4.03%, 02/05/2031(1)(2)	2,875,207
	LCM L.P.
3,010,000	3 mo. USD LIBOR + 1.210%, 3.97%, 07/20/2030(1)(2)	3,001,701
1,040,000	3 mo. USD LIBOR + 1.400%, 4.16%, 04/20/2028(1)(2)	1,014,650
2,240,000	3 mo. USD LIBOR + 1.950%, 4.71%, 10/20/2027(1)(2)	2,204,395
376,928	LSTAR Securities Investment Ltd. 1 mo. USD LIBOR + 1.550%, 4.07%, 02/01/2023(1)(2)	368,960
	Madison Park Funding Ltd.
1,000,000	3 mo. USD LIBOR + 1.600%, 4.36%, 10/21/2030(1)(2)	983,608
1,750,000	3 mo. USD LIBOR + 1.900%, 4.66%, 04/20/2026(1)(2)	1,746,402
2,935,000	Northwoods Capital Ltd. 3 mo. USD LIBOR + 1.300%, 4.09%, 06/20/2029(1)(2)	2,920,472
1,000,000	Stewart Park CLO Ltd. 3 mo. USD LIBOR + 1.800%, 4.59%, 01/15/2030(1)(2)	937,301
995,714	Thunderbolt Aircraft Lease 4.15%, 09/15/2038(1)(5)	1,002,833
	Voya CLO Ltd.
2,867,000	3 mo. USD LIBOR + 1.250%, 4.02%, 04/17/2030(1)(2)	2,855,592
2,390,000	3 mo. USD LIBOR + 2.200%, 4.66%, 10/15/2031(1)(2)	2,352,386
1,295,000	3 mo. USD LIBOR + 2.250%, 5.03%, 10/18/2031(1)(2)	1,278,998
3,975,000	Zais CLO Ltd. 3 mo. USD LIBOR + 1.530%, 4.32%, 10/15/2028(1)(2)	3,965,536

		52,676,470

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	United Kingdom - 0.0%
GBP 425,000	Canary Wharf Finance plc 5.95%, 10/22/2037(6)	$781,547
	United States - 4.8%
$ 900,000	280 Park Avenue Mortgage Trust 1 mo. USD LIBOR + 2.119%, 4.63%, 09/15/2034(1)(2)	892,100
1,179,135	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(1)(7)	1,165,434
	Alternative Loan Trust
512,351	1 mo. USD LIBOR + 0.140%, 2.65%, 04/25/2047(2)	485,509
294,645	1 mo. USD LIBOR + 0.320%, 2.83%, 11/25/2035(2)	269,629
343,521	1 mo. USD LIBOR + 0.500%, 3.01%, 12/25/2035(2)	225,527
533,719	1 mo. USD LIBOR + 0.800%, 3.31%, 12/25/2035(2)	462,445
1,664,219	12 mo. USD MTA + 1.350%, 3.60%, 08/25/2035(2)	1,526,913
617,144	5.75%, 05/25/2036	446,779
298,498	6.00%, 05/25/2036	237,949
1,966,571	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1 mo. USD LIBOR + 6.000%, 5.19%, 01/25/2034(2)	1,836,895
	Angel Oak Mortgage Trust LLC
701,874	2.48%, 07/25/2047(1)(7)	691,648
332,818	2.71%, 11/25/2047(1)(7)	330,308
108,090	2.81%, 01/25/2047(1)(7)	107,484
627,183	3.26%, 04/27/2048(1)(7)	624,819
1,216,223	3.50%, 07/25/2046(1)(5)	1,211,890
610,000	BAMLL Commercial Mortgage Securities Trust 1 mo. USD LIBOR + 1.700%, 4.21%, 09/15/2034(1)(2)	606,314
2,263,000	Banc of America Commercial Mortgage Trust 4.91%, 07/15/2049(7)	2,315,028
212,005	Banc of America Funding Trust 5.77%, 05/25/2037(7)	203,771
1,440,000	Bank 4.65%, 11/15/2061(7)	1,426,316
	BBCMS Mortgage Trust
1,115,000	1 mo. USD LIBOR + 0.722%, 3.23%, 03/15/2037(1)(2)	1,095,435
1,535,000	3.67%, 02/15/2050	1,552,056
	Bear Stearns Adjustable Rate Mortgage Trust
658,328	3.92%, 06/25/2047(7)	601,240
590,826	4.03%, 07/25/2036(7)	532,844
606,742	4.51%, 10/25/2035(7)	608,556
	Bear Stearns Alt-A Trust
359,267	1 mo. USD LIBOR + 0.320%, 2.83%, 08/25/2036(2)	369,654
1,275,471	1 mo. USD LIBOR + 0.500%, 3.01%, 01/25/2036(2)	1,300,873
353,301	4.43%, 09/25/2035(7)	328,906
413,008	Bear Stearns Mortgage Funding Trust 1 mo. USD LIBOR + 0.200%, 2.71%, 02/25/2037(2)	424,605
21,346,776	Benchmark Mortgage Trust 0.54%, 07/15/2051(7)(8)	787,984
1,787,333	BX Commercial Mortgage Trust 1 mo. USD LIBOR + 1.800%, 4.31%, 11/15/2035(1)(2)	1,771,645
1,880,000	CAMB Commercial Mortgage Trust 1 mo. USD LIBOR + 2.150%, 4.65%, 12/15/2037(1)(2)	1,880,733
1,566,142	Chase Mortgage Finance Trust 4.30%, 12/25/2035(7)	1,506,547
142,547	ChaseFlex Trust 5.50%, 06/25/2035	120,806
419,420	Chesapeake Funding LLC 1.99%, 05/15/2029(1)	414,981
	CHL Mortgage Pass-Through Trust
826,416	1 mo. USD LIBOR + 0.680%, 3.19%, 03/25/2035(2)	770,009
843,038	3.86%, 11/20/2035(7)	768,108
393,782	4.04%, 09/25/2047(7)	365,192
278,022	4.06%, 03/20/2036(7)	253,231
165,144	CIG Automobile Receivables Trust 2.71%, 05/15/2023(1)	164,260

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Citigroup Commercial Mortgage Trust
$ 365,000	3.62%, 07/10/2047	$372,628
1,120,000	4.68%, 01/10/2024(1)	1,162,840
1,110,000	COLT Funding LLC 3.71%, 03/25/2049(3)(4)	1,109,986
	COLT Mortgage Loan Trust
420,576	2.93%, 02/25/2048(1)(7)	416,327
799,532	3.87%, 10/26/2048(1)(7)	799,888
25,718,454	Commercial Mortgage Pass-Through Certificates 0.63%, 02/10/2047(7)(8)	665,738
2,035,000	Commercial Mortgage Trust 3.69%, 08/10/2047	2,070,449
16,700	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	16,413
	CSAIL Commercial Mortgage Trust
2,396,330	0.62%, 08/15/2051(7)(8)	109,827
51,685,858	0.80%, 06/15/2057(7)(8)	1,963,019
14,613,698	0.91%, 04/15/2050(7)(8)	578,697
748,000	4.89%, 11/15/2051(7)	757,622
	CSMC Trust
1,038,274	3.25%, 04/25/2047(1)(7)	1,013,416
1,770,319	3.50%, 08/25/2043(1)(7)	1,742,829
848,941	DBUBS Mortgage Trust 0.71%, 11/10/2046(1)(7)(8)	7,301
	Deephaven Residential Mortgage Trust
600,454	2.98%, 12/25/2057(1)(7)	595,081
228,990	3.49%, 12/26/2046(1)(7)	228,328
1,756,000	Eagle Re Ltd. 1 mo. USD LIBOR + 1.700%, 4.21%, 11/25/2028(1)(2)	1,755,996
	Enterprise Fleet Financing LLC
622,944	2.09%, 02/22/2021(1)	621,785
265,760	2.13%, 07/20/2022(1)	264,445
	Fannie Mae Connecticut Avenue Securities
3,250,000	1 mo. USD LIBOR + 2.000%, 4.51%, 03/25/2031(2)	3,214,908
2,820,000	1 mo. USD LIBOR + 2.150%, 4.66%, 10/25/2030(2)	2,819,993
3,000,000	1 mo. USD LIBOR + 2.200%, 4.71%, 08/25/2030(2)	2,994,018
2,260,000	1 mo. USD LIBOR + 2.250%, 4.76%, 07/25/2030(2)	2,278,649
3,105,000	1 mo. USD LIBOR + 2.350%, 4.86%, 01/25/2031(2)	3,112,256
3,000,000	1 mo. USD LIBOR + 2.550%, 5.06%, 12/25/2030(2)	3,025,499
1,150,000	1 mo. USD LIBOR + 2.600%, 5.11%, 05/25/2024(2)	1,201,279
889,724	1 mo. USD LIBOR + 2.900%, 5.41%, 07/25/2024(2)	933,561
982,937	1 mo. USD LIBOR + 3.000%, 5.51%, 07/25/2024(2)	1,043,259
245,000	1 mo. USD LIBOR + 3.550%, 6.06%, 07/25/2029(2)	264,039
2,975,000	1 mo. USD LIBOR + 4.250%, 6.76%, 01/25/2029(2)	3,308,904
994,032	1 mo. USD LIBOR + 4.300%, 6.81%, 02/25/2025(2)	1,085,571
1,050,000	1 mo. USD LIBOR + 4.400%, 6.91%, 01/25/2024(2)	1,174,046
822,418	1 mo. USD LIBOR + 4.550%, 7.06%, 02/25/2025(2)	884,563
834,357	1 mo. USD LIBOR + 4.900%, 7.41%, 11/25/2024(2)	937,177
1,714,121	1 mo. USD LIBOR + 5.000%, 7.51%, 07/25/2025(2)	1,922,268
1,004,793	1 mo. USD LIBOR + 5.250%, 7.76%, 10/25/2023(2)	1,132,895
1,945,000	1 mo. USD LIBOR + 5.500%, 8.01%, 09/25/2029(2)	2,204,635
2,068,435	1 mo. USD LIBOR + 5.700%, 8.21%, 04/25/2028(2)	2,371,353
3,370,000	1 mo. USD LIBOR + 6.750%, 9.26%, 08/25/2028(2)	3,949,990
2,301,902	1 mo. USD LIBOR + 6.950%, 9.46%, 08/25/2028(2)	2,673,249
231,562	Finance of America Structured Securities Trust 2.32%, 11/25/2027(1)(7)	231,449
679,863	Five Guys Funding LLC 4.60%, 07/25/2047(1)	694,925
150,696	Flagship Credit Auto Trust 1.85%, 07/15/2021(1)	150,135
	FREMF Mortgage Trust
1,195,000	3.39%, 07/25/2022(1)(7)	1,198,337
2,875,000	3.57%, 11/25/2047(1)(7)	2,873,379
4,690,000	3.72%, 10/25/2048(1)(7)	4,502,722
3,100,000	3.88%, 02/25/2050(1)(7)	3,135,033
3,090,000	3.97%, 07/25/2049(1)(7)	3,137,738
920,000	3.98%, 04/25/2051(1)(7)	847,322

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 2,175,000	4.04%, 07/25/2027(1)(7)	$2,067,300
960,000	4.08%, 09/25/2025(1)(7)	961,030
587,000	4.29%, 11/25/2051(1)(7)	551,981
2,594,000	4.32%, 10/25/2028(1)(7)	2,591,574
323,884	GLS Auto Receivables Trust 2.67%, 04/15/2021(1)	323,504
307,057	GreatAmerica Leasing Receivables Funding LLC 2.06%, 06/22/2020(1)	305,878
	GS Mortgage Securities Corp. Trust
1,950,000	1 mo. USD LIBOR + 1.450%, 3.96%, 07/15/2025(1)(2)	1,932,886
3,125,000	1 mo. USD LIBOR + 1.450%, 3.96%, 09/15/2031(1)(2)	3,126,611
9,684,696	GS Mortgage Securities Trust 1.05%, 05/10/2050(7)(8)	684,267
	GSAA Home Equity Trust
1,242,179	1 mo. USD LIBOR + 0.080%, 2.59%, 02/25/2037(2)	604,152
1,490,515	1 mo. USD LIBOR + 0.120%, 2.63%, 05/25/2047(2)	1,155,502
978,790	1 mo. USD LIBOR + 0.180%, 2.69%, 11/25/2036(2)	438,251
1,468,129	1 mo. USD LIBOR + 0.240%, 2.75%, 11/25/2036(2)	822,970
148,594	GSR Mortgage Loan Trust 3.84%, 05/25/2037(7)	128,876
	HarborView Mortgage Loan Trust
1,909,336	1 mo. USD LIBOR + 0.240%, 2.75%, 12/19/2036(2)	1,746,748
302,114	1 mo. USD LIBOR + 1.000%, 3.51%, 10/25/2037(2)	300,880
2,940,000	Hertz Vehicle Financing II L.P. 3.71%, 03/25/2023(1)(9)	2,946,393
1,565,000	Home Re Ltd. 1 mo. USD LIBOR + 1.600%, 4.11%, 10/25/2028(1)(2)	1,566,823
1,470,513	Horizon Aircraft Finance I Ltd. 4.46%, 12/15/2038(1)	1,499,123
	JP Morgan Mortgage Trust
642,415	3.00%, 09/25/2044(1)(7)	639,888
1,080,570	3.97%, 08/25/2036(7)	1,012,586
509,588	4.23%, 11/25/2035(7)	497,646
147,425	6.00%, 01/25/2037	106,991
57,334,316	JPMBB Commercial Mortgage Securities Trust 0.73%, 09/15/2047(7)(8)	1,552,648
1,661,143	Legacy Mortgage Asset Trust 4.00%, 03/25/2058(1)(5)	1,655,921
569,000	Lendmark Funding Trust 2.80%, 05/20/2026(1)	563,595
1,575,000	Mariner Finance Issuance Trust 2.92%, 12/20/2029(1)	1,559,572
2,784,347	MFA Trust 3.35%, 11/25/2047(1)(5)	2,751,765
	Mill City Mortgage Loan Trust
506,745	2.50%, 04/25/2057(1)(7)	497,031
1,830,959	3.50%, 08/25/2058(1)(7)	1,806,607
	Morgan Stanley Bank of America Merrill Lynch Trust
12,591,342	1.04%, 10/15/2048(7)(8)	670,118
2,860,000	3.73%, 05/15/2048	2,926,421
100,000	Morgan Stanley Capital Trust 5.38%, 09/15/2047(1)(7)	103,947
383,010	Morgan Stanley Mortgage Loan Trust 3.61%, 06/25/2037(7)	249,335
1,055,000	MSCG Trust 1 mo. USD LIBOR + 1.180%, 3.69%, 10/15/2037(1)(2)	1,037,811
	Natixis Commercial Mortgage Securities Trust
800,000	4.32%, 01/15/2043(1)(7)	754,186
1,780,000	1 mo. USD LIBOR + 1.954%, 4.46%, 07/15/2033(1)(2)	1,742,331
2,637,500	4.77%, 06/17/2028(1)(7)	2,647,590
1,243,398	New Residential Mortgage LLC 4.09%, 07/25/2054(1)	1,253,985
	New Residential Mortgage Loan Trust
448,867	3.25%, 09/25/2056(1)(7)	442,714
2,700,000	3.68%, 01/25/2049(1)(7)	2,708,008
1,540,199	3.75%, 11/26/2035(1)(7)	1,541,363

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 821,306	3.75%, 05/28/2052(1)(7)	$822,769
1,572,944	4.00%, 02/25/2057(1)(7)	1,582,601
1,846,204	4.00%, 03/25/2057(1)(7)	1,862,957
1,500,016	4.00%, 04/25/2057(1)(7)	1,523,842
1,721,432	4.00%, 05/25/2057(1)(7)	1,736,631
651,390	4.00%, 12/25/2057(1)(7)	660,577
2,345,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(1)	2,332,276
	NRZ Excess Spread-Collateralized Notes
745,451	3.19%, 01/25/2023(1)	741,371
330,442	3.27%, 02/25/2023(1)	330,207
2,645,000	OneMain Direct Auto Receivables Trust 3.85%, 10/14/2025(1)	2,658,690
615,000	OneMain Financial Issuance Trust 4.57%, 02/20/2029(1)	622,391
1,690,763	Planet Fitness Master Issuer LLC 4.26%, 09/05/2048(1)	1,700,518
	Preston Ridge Partners Mortgage LLC
1,436,551	4.48%, 10/25/2023(1)(7)	1,442,865
1,741,738	4.00%, 08/25/2023(1)(7)	1,732,121
	Pretium Mortgage Credit Partners LLC
375,464	3.38%, 01/27/2033(1)(5)	372,236
1,638,442	4.83%, 09/25/2058(1)(5)	1,641,363
	Residential Funding Mortgage Securities, Inc.
99,751	5.75%, 01/25/2036	88,123
101,246	6.00%, 04/25/2037	92,909
144,925	6.00%, 07/25/2037	134,400
1,935,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(1)(7)	1,805,399
819,526	Skopos Auto Receivables Trust 3.19%, 09/15/2021(1)	819,107
1,481,622	Slide Funding 1 mo. USD LIBOR + 0.900%, 3.41%, 06/15/2031(1)(2)	1,476,958
	SoFi Consumer Loan Program LLC
188,042	2.20%, 11/25/2026(1)	187,220
402,940	3.05%, 12/26/2025(1)	401,626
	Springleaf Funding Trust
715,919	3.16%, 11/15/2024(1)	715,725
3,215,000	3.48%, 05/15/2028(1)	3,220,855
753,000	SPS Servicer Advance Receivables Trust 3.59%, 11/15/2049(1)	746,850
2,385,797	Starwood Mortgage Residentioal Trust 4.38%, 10/25/2048	2,407,850
1,134,112	Store Master Funding LLC 3.96%, 10/20/2048(1)	1,165,908
1,135,374	Structured Adjustable Rate Mortgage Loan Trust 4.22%, 06/25/2035(7)	1,015,440
	Structured Agency Credit Risk Trust
1,310,000	1 mo. USD LIBOR + 1.250%, 3.76%, 02/25/2047(1)(2)	1,312,562
930,000	1 mo. USD LIBOR + 2.100%, 4.61%, 09/25/2048(1)(2)	913,147
461,766	Structured Asset Mortgage Investments Trust 1 mo. USD LIBOR + 0.230%, 2.74%, 02/25/2036(2)	408,273
821,636	Structured Asset Securities Corp. 5.75%, 06/25/2035	783,063
3,135,000	Taco Bell Funding LLC 4.32%, 11/25/2048(1)	3,178,765
528,792	TAL Advantage V LLC 2.83%, 02/22/2038(1)	520,009
	Towd Point Mortgage Trust
925,378	2.25%, 04/25/2056(1)(7)	905,029
805,971	2.25%, 07/25/2056(1)(7)	784,558
1,830,397	2.75%, 04/25/2055(1)(7)	1,800,891
562,367	2.75%, 05/25/2055(1)(7)	553,896
1,378,212	2.75%, 10/25/2056(1)(7)	1,348,786
340,104	2.75%, 04/25/2057(1)(7)	333,105
776,861	3.00%, 03/25/2054(1)(7)	768,463

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 496,717	3.00%, 01/25/2058(1)(7)	$487,603
1,183,588	3.25%, 07/25/2058(1)(7)	1,160,150
2,355,000	3.75%, 03/25/2058(1)(7)	2,340,657
1,560,000	US Mortgage Trust 4.49%, 05/09/2038(1)(7)	1,488,217
320,134	Verus Securitization Trust 2.93%, 02/25/2048(1)(7)	317,199
3,068,404	VOLT LLC 4.21%, 10/26/2048(1)(5)	3,055,604
1,417,060	VOLT LXX LLC 4.12%, 09/25/2048(1)(5)	1,415,851
1,410,000	VOLT LXXIII LLC 4.46%, 10/25/2048(1)(5)	1,407,398
2,360,450	VOLT LXXIV LLC 4.58%, 11/25/2048(1)(5)	2,365,597
	Wells Fargo Commercial Mortgage Trust
2,000,000	3.07%, 08/15/2049(7)	1,828,904
1,550,000	3.60%, 12/15/2048(7)	1,477,344
	Wells Fargo Mortgage Backed Securities Trust
6,650,000	4.00%, 11/25/2048(1)(7)	6,693,949
460,470	4.77%, 12/28/2037(7)	449,690
1,685,000	Westlake Automobile Receivables Trust 3.28%, 12/15/2022(1)	1,672,538
	WF-RBS Commercial Mortgage Trust
12,267,557	1.27%, 03/15/2047(7)(8)	562,490
875,000	3.72%, 05/15/2047	894,946
63,738	Wheels SPV LLC 1.59%, 05/20/2025(1)	63,604
1,355,000	Wingstop Funding LLC 4.97%, 12/05/2048(1)	1,387,493

		237,438,564

	Total Asset & Commercial Mortgage Backed Securities (cost $296,370,406)	$296,298,094

Corporate Bonds - 6.9%
	Bermuda - 0.0%
	Weatherford International Ltd.
$ 285,000	5.95%, 04/15/2042	$161,025
765,000	6.50%, 08/01/2036	436,050
280,000	7.00%, 03/15/2038	161,000

		758,075

	Canada - 0.4%
2,600,000	1011778 BC ULC / New Red Finance, Inc. 5.00%, 10/15/2025(1)	2,509,000
	Bausch Health Cos., Inc.
3,390,000	5.88%, 05/15/2023(1)	3,317,962
3,570,000	6.13%, 04/15/2025(1)	3,373,650
250,000	7.00%, 03/15/2024(1)	262,650
1,860,000	Garda World Security Corp. 8.75%, 05/15/2025(1)	1,725,150
2,790,000	goeasy Ltd. 7.88%, 11/01/2022(1)	2,922,525
	MEG Energy Corp.
1,130,000	6.38%, 01/30/2023(1)(10)	1,000,050
1,160,000	6.50%, 01/15/2025(1)	1,139,700
2,890,000	Tervita Escrow Corp. 7.63%, 12/01/2021(1)	2,839,425

		19,090,112

	Denmark - 0.2%
10,650,000	Danske Bank A/S 3 mo. USD LIBOR + 0.580%, 3.32%, 09/06/2019(1)(2)	10,638,677

	France - 0.1%
765,000	BNP Paribas S.A. 5 year USD Swap + 2.838%, 5.13%, 11/15/2027(1)(2)(11)	672,244

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 2,050,000	Credit Agricole S.A. 5 year USD Swap + 6.185%, 8.13%, 12/23/2025(1)(2)(11)	$2,221,687
1,975,000	Societe Generale S.A. 5 year USD Swap + 6.238%, 7.38%, 09/13/2021(2)(6)(11)	2,040,175

		4,934,106

	Germany - 0.2%
EUR 2,240,000	Techem GmbH 6.00%, 07/30/2026(1)	2,560,698
4,520,000	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 4.00%, 01/15/2025(6)	5,377,430

		7,938,128

	Ireland - 0.1%
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
2,450,000	6.75%, 05/15/2024(6)	2,962,289
$ 1,636,000	7.25%, 05/15/2024(1)	1,691,215

		4,653,504

	Italy - 0.1%
	Intesa Sanpaolo S.p.A.
430,000	5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(2)(10)(11)	393,988
EUR 550,000	5 year EUR Swap + 7.192%, 7.75%, 01/11/2027(2)(6)(11)	665,360
	UniCredit S.p.A.
$ 3,375,000	6.57%, 01/14/2022(1)	3,447,809
EUR 1,525,000	5 year EUR Swap + 6.387%, 6.63%, 06/03/2023(2)(6)(11)	1,673,463
$ 1,435,000	5 year USD Swap + 5.180%, 8.00%, 06/03/2024(2)(6)(11)	1,312,686

		7,493,306

	Luxembourg - 0.2%
1,845,000	Altice Financing S.A. 7.50%, 05/15/2026(1)	1,748,137
2,080,000	Altice Luxembourg S.A. 7.75%, 05/15/2022(1)(10)	2,017,600
EUR 2,790,000	ARD Finance S.A. (7.38% PIK) 6.63%, 09/15/2023(12)	3,057,712
1,666,000	Codere Finance 2 Luxembourg S.A. 6.75%, 11/01/2021(1)	1,773,420

		8,596,869

	Netherlands - 0.2%
$ 1,415,000	Constellium N.V. 5.88%, 02/15/2026(1)	1,354,863
EUR 2,090,000	Diamond (BC) B.V. 5.63%, 08/15/2025(1)	2,124,285
2,565,000	LKQ European Holdings B.V. 3.63%, 04/01/2026(1)	2,885,694
	Teva Pharmaceutical Finance Netherlands B.V.
$ 3,430,000	2.80%, 07/21/2023	3,086,572
1,970,000	6.75%, 03/01/2028	2,041,473

		11,492,887

	Spain - 0.2%
	Banco Bilbao Vizcaya Argentaria S.A.
3,800,000	5 year USD Swap + 3.870%, 6.13%, 11/16/2027(2)(10)(11)	3,348,750
EUR 1,000,000	5 year EUR Swap + 6.155%, 7.00%, 02/19/2019(2)(6)(11)	1,147,466
1,200,000	5 year EUR Swap + 9.177%, 8.88%, 04/14/2021(2)(6)(11)	1,531,474
	Banco de Sabadell S.A.
1,600,000	5 year EUR Swap + 6.051%, 6.13%, 11/23/2022(2)(6)(11)	1,722,591
1,800,000	5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(2)(6)(11)	1,995,043
	Banco Santander S.A.
$ 844,500	2.00%, 03/18/2019(11)	761,063
EUR 1,900,000	5 year EUR Swap + 5.410%, 6.25%, 03/12/2019(2)(6)(11)	2,130,435

		12,636,822

	Sweden - 0.2%
$ 7,820,000	Svenska Handelsbanken AB 3 mo. USD LIBOR + 0.490%, 3.23%, 09/06/2019(2)	7,838,392

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Switzerland - 0.1%
	Credit Suisse Group AG
$ 1,995,000	5 year USD Swap + 3.455%, 6.25%, 12/18/2024(2)(6)(11)	$1,972,389
2,125,000	5 year USD Swap + 4.600%, 7.50%, 07/17/2023(1)(2)(11)	2,167,500

		4,139,889

	United Kingdom - 0.1%
GBP 550,000	Barclays Bank plc 3 mo. GBP LIBOR + 13.400%, 14.00%, 06/15/2019(2)(6)(11)	751,782
$ 2,620,000	HSBC Bank plc 6 mo. USD LIBOR + 0.250%, 2.84%, 03/29/2019(2)(11)	1,852,497
520,000	Tullow Oil plc 6.25%, 04/15/2022(1)	512,621

		3,116,900

	United States - 4.8%
454,000	ACE Cash Express, Inc. 12.00%, 12/15/2022(1)	423,355
4,430,000	Acrisure LLC / Acrisure Finance, Inc. 8.13%, 02/15/2024(1)	4,507,525
	AK Steel Corp.
930,000	7.00%, 03/15/2027(10)	755,625
955,000	7.63%, 10/01/2021	921,575
680,000	American Builders & Contractors Supply Co., Inc. 5.75%, 12/15/2023(1)	698,700
	APX Group, Inc.
1,405,000	7.63%, 09/01/2023(10)	1,159,125
1,765,000	7.88%, 12/01/2022	1,707,637
3,321,000	Beacon Roofing Supply, Inc. 6.38%, 10/01/2023	3,420,564
1,650,000	Beazer Homes USA, Inc. 5.88%, 10/15/2027	1,402,500
930,000	Boyd Gaming Corp. 6.38%, 04/01/2026	948,600
1,920,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(1)	1,716,000
1,000,000	Caesars Entertainment Corp. 5.00%, 10/01/2024	1,475,459
265,000	California Resources Corp. 8.00%, 12/15/2022(1)(10)	213,823
460,000	Catalent Pharma Solutions, Inc. 4.88%, 01/15/2026(1)	446,200
	Chesapeake Energy Corp.
3,170,000	7.00%, 10/01/2024(10)	3,094,712
2,055,000	7.50%, 10/01/2026	1,962,525
1,845,000	Cloud Crane LLC 10.13%, 08/01/2024(1)	1,964,925
5,065,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021	2,026,000
1,910,000	CNH Industrial Capital LLC 4.38%, 11/06/2020(10)	1,921,937
1,424,000	CSC Holdings LLC 10.88%, 10/15/2025(1)	1,641,431
7,270,000	CVS Health Corp. 3 mo. USD LIBOR + 0.720%, 3.49%, 03/09/2021(2)	7,282,797
	Eldorado Resorts, Inc.
1,480,000	6.00%, 04/01/2025	1,488,510
535,000	6.00%, 09/15/2026(1)	533,663
2,485,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.00%, 02/01/2025(1)	1,919,662
2,570,000	Energy Transfer Equity L.P. 4.25%, 03/15/2023	2,589,275
1,910,000	FelCor Lodging L.P. 6.00%, 06/01/2025	1,962,525
	Ferrellgas L.P. / Ferrellgas Finance Corp.
1,336,000	6.50%, 05/01/2021(10)	1,169,000

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 865,000	6.75%, 01/15/2022(10)	$757,416
2,030,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(1)	1,740,725
1,935,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(1)	1,775,362
435,000	Fresenius Medical Care U.S. Finance II, Inc. 5.63%, 07/31/2019(1)	439,256
7,100,000	General Motors Financial Co., Inc. 3 mo. USD LIBOR + 1.450%, 4.05%, 05/09/2019(2)	7,106,807
	Genworth Holdings, Inc.
210,000	4.80%, 02/15/2024	181,125
1,425,000	4.90%, 08/15/2023	1,250,437
450,000	7.63%, 09/24/2021	452,250
1,165,000	Goldman Sachs Group, Inc. 2.00%, 04/25/2019	1,162,508
	Gray Television, Inc.
1,785,000	5.13%, 10/15/2024(1)	1,734,797
220,000	5.88%, 07/15/2026(1)	216,150
1,800,000	HCA Healthcare, Inc. 6.25%, 02/15/2021	1,876,500
2,530,000	HCA, Inc. 7.50%, 11/15/2095(10)	2,523,675
946,000	Hertz Corp. 7.38%, 01/15/2021(1)	936,540
585,000	Infor Software Parent LLC (7.13% Cash, 7.88% PIK) 7.13%, 05/01/2021(1)(10)(12)	589,388
1,730,000	Infor U.S., Inc. 6.50%, 05/15/2022	1,760,275
1,490,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(1)	1,538,425
2,835,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(1)	2,977,600
1,500,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	1,522,500
1,255,000	Lithia Motors, Inc. 5.25%, 08/01/2025(1)	1,211,075
1,690,000	Manitowoc Co., Inc. 12.75%, 08/15/2021(1)	1,801,962
1,025,000	MGIC Investment Corp. 5.75%, 08/15/2023	1,050,625
7,680,000	Microchip Technology, Inc. 3.92%, 06/01/2021(1)	7,600,326
3,750,000	Molson Coors Brewing Co. 1.45%, 07/15/2019	3,723,650
1,185,000	Multi-Color Corp. 4.88%, 11/01/2025(1)	1,125,750
	Navient Corp.
1,002,000	5.50%, 01/25/2023	966,930
165,000	5.63%, 08/01/2033	125,813
386,000	5.88%, 10/25/2024	362,840
1,735,000	6.50%, 06/15/2022	1,772,389
422,000	7.25%, 09/25/2023	429,385
5,190,000	NextEra Energy Capital Holdings, Inc. 2.30%, 04/01/2019	5,186,163
	Nissan Motor Acceptance Corp.
15,775,000	2.00%, 03/08/2019(1)	15,762,131
15,300,000	3 mo. USD LIBOR + 0.520%, 3.30%, 09/13/2019(1)(2)	15,295,102
	Novelis Corp.
615,000	5.88%, 09/30/2026(1)	593,475
1,700,000	6.25%, 08/15/2024(1)	1,710,625
1,975,000	Peabody Energy Corp. 6.00%, 03/31/2022(1)	1,972,531
1,190,000	Penske Automotive Group, Inc. 3.75%, 08/15/2020	1,182,563
2,620,000	PetSmart, Inc. 5.88%, 06/01/2025(1)	2,057,486

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 2,285,000	Plastipak Holdings, Inc. 6.25%, 10/15/2025(1)	$2,062,212
	QEP Resources, Inc.
2,965,000	5.25%, 05/01/2023	2,868,815
810,000	5.63%, 03/01/2026(10)	777,600
865,000	Radian Group, Inc. 4.50%, 10/01/2024	842,943
3,070,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024	1,680,825
12,040,000	Reynolds American, Inc. 8.13%, 06/23/2019	12,273,189
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
1,660,000	5.13%, 07/15/2023(1)	1,663,071
645,000	7.00%, 07/15/2024(1)	659,513
1,915,000	SBA Tower Trust 2.88%, 07/15/2046(1)	1,883,109
1,055,000	Sinclair Television Group, Inc. 5.13%, 02/15/2027(1)	960,050
	SM Energy Co.
1,310,000	5.00%, 01/15/2024	1,237,937
265,000	6.13%, 11/15/2022	265,663
1,920,000	Sotera Health Holdings LLC 6.50%, 05/15/2023(1)	1,934,400
610,000	Sotera Health Topco, Inc. (8.13% Cash, 8.88% PIK) 8.13%, 11/01/2021(1)(12)	608,475
	Springleaf Finance Corp.
1,990,000	6.88%, 03/15/2025	1,902,937
4,060,000	7.13%, 03/15/2026	3,867,150
2,910,000	Sprint Corp. 7.63%, 02/15/2025	3,041,823
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3,660,000	4.74%, 09/20/2029(1)	3,655,425
4,660,000	5.15%, 09/20/2029(1)	4,693,459
1,510,000	Staples, Inc. 8.50%, 09/15/2025(1)	1,449,600
3,990,000	Starwood Property Trust, Inc. 3.63%, 02/01/2021	3,932,624
1,410,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)(10)	1,350,075
1,233,000	Syneos Health, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc. 7.50%, 10/01/2024(1)	1,299,274
2,180,000	Taylor Morrison Communities, Inc. 6.63%, 05/15/2022	2,218,150
1,150,000	Teva Pharmaceutical Finance LLC 2.25%, 03/18/2020	1,123,126
	Time Warner Cable LLC
4,680,000	8.25%, 04/01/2019	4,718,472
4,685,000	8.75%, 02/14/2019	4,690,848
1,080,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.88%, 06/15/2024	1,040,850
825,000	Tribune Media Co. 5.88%, 07/15/2022	839,438
410,000	TriMas Corp. 4.88%, 10/15/2025(1)	397,700
5,950,000	USG Corp. 4.88%, 06/01/2027(1)	6,048,770
3,050,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(1)	2,508,625
4,085,000	West Street Merger Sub, Inc. 6.38%, 09/01/2025(1)	3,696,925
3,786,000	Western Digital Corp. 4.75%, 02/15/2026	3,520,980
1,126,000	WMG Acquisition Corp. 5.50%, 04/15/2026(1)	1,111,925

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	WPX Energy, Inc.
$ 624,000	6.00%, 01/15/2022	$633,360
900,000	8.25%, 08/01/2023	1,001,250
3,270,000	Xerox Corp. 3.63%, 03/15/2023	3,114,675

		235,401,470

	Total Corporate Bonds (cost $348,539,912)	$338,729,137

Foreign Government Obligations - 61.6%
	Australia - 9.7%
	Australia Government Bond
AUD 89,427,000	3.00%, 03/21/2047(6)	$67,731,752
134,215,000	3.25%, 04/21/2025(6)	104,653,271
78,640,000	4.75%, 04/21/2027(6)	68,259,123
300,005,000	5.75%, 05/15/2021(6)	237,191,504

		477,835,650

	Austria - 0.9%
EUR 35,965,000	Republic of Austria Government Bond 0.75%, 02/20/2028(1)(6)	42,549,508

	Canada - 18.9%
	Canadian Government Bond
CAD 322,650,000	0.75%, 03/01/2021	240,457,064
100,585,000	0.75%, 09/01/2021	74,589,601
168,165,000	1.50%, 06/01/2023	126,426,753
85,810,000	1.75%, 03/01/2019	65,318,654
234,125,000	1.75%, 09/01/2019	178,178,756
314,075,000	2.00%, 09/01/2023	241,194,398

		926,165,226

	Denmark - 13.2%
	Denmark Government Bond
DKK 900,850,000	0.25%, 11/15/2020	140,158,802
2,748,395,000	4.00%, 11/15/2019	436,673,884
452,000,000	Denmark Treasury Bill 0.01%, 03/01/2019(1)(6)(13)	69,332,423

		646,165,109

	France - 0.4%
EUR 16,855,000	French Republic Government Bond OAT 0.75%, 11/25/2028(6)	19,648,707

	Germany - 1.2%
52,530,000	Bundesrepublik Deutschland Bundesanleihe 0.25%, 08/15/2028(6)	60,981,645

	New Zealand - 6.6%
	New Zealand Government Bond
NZD 126,465,000	2.75%, 04/15/2025(6)	91,602,048
59,340,000	2.75%, 04/15/2037(6)	41,782,606
121,665,000	3.00%, 04/20/2029	89,697,263
126,465,000	5.50%, 04/15/2023(6)	100,566,650

		323,648,567

	Norway - 4.3%
	Norway Government Bond
NOK 416,250,000	2.00%, 05/24/2023(1)(6)	50,711,337
1,311,645,000	2.00%, 04/26/2028(1)(6)	159,227,244

		209,938,581

	Singapore - 3.5%
	Singapore Government Bond
SGD 82,960,000	1.75%, 04/01/2022	61,200,101
80,610,000	2.25%, 06/01/2021	60,238,939
62,995,000	2.63%, 05/01/2028	48,648,687

		170,087,727

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Supranational - 0.8%
MXN 808,460,000	International Finance Corp. 7.75%, 01/18/2030	$39,458,522

	Sweden - 2.1%
SEK 905,975,000	Sweden Government Bond 4.25%, 03/12/2019	100,606,594

	Total Foreign Government Obligations (cost $3,004,994,633)	$3,017,085,836

Senior Floating Rate Interests - 2.9%(14)
	Canada - 0.1%
$ 2,836,089	B.C. Unlimited Liability Co. 1 mo. USD LIBOR + 2.250%, 4.75%, 02/16/2024	$2,786,457

	Denmark - 0.1%
EUR 2,332,742	Nets Holding A/S 3 mo. EURIBOR + 3.000%, 3.00%, 02/06/2025	2,630,485

	Germany - 0.1%
$ 8,125,000	Unitymedia Finance LLC 1 mo. USD LIBOR + 2.250%, 4.76%, 09/30/2025	7,991,669

	Luxembourg - 0.1%
3,726,841	Almonde, Inc. 3 mo. USD LIBOR + 3.500%, 6.30%, 06/13/2024	3,570,798

	Netherlands - 0.1%
6,175,000	Jacobs Douwe Egberts International B.V. 3 mo. USD LIBOR + 2.000%, 0.00%, 11/01/2025(15)	6,095,219

	United Kingdom - 0.1%
6,209,775	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 02/28/2025	6,052,978

	United States - 2.3%
919,952	American Builders & Contractors Supply Co., Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 10/31/2023	896,493
2,802,230	Aristocrat Technologies, Inc. 3 mo. USD LIBOR + 1.750%, 4.53%, 10/19/2024	2,747,586
	Asurion LLC
2,908,866	1 mo. USD LIBOR + 3.000%, 5.50%, 11/03/2023	2,860,026
2,631,775	1 mo. USD LIBOR + 3.000%, 5.50%, 11/03/2024	2,587,903
765,000	1 mo. USD LIBOR + 6.500%, 9.00%, 08/04/2025	768,825
2,792,475	BCP Raptor LLC 2 mo. USD LIBOR + 4.250%, 6.87%, 06/24/2024	2,661,229
2,980,025	Blackhawk Network Holdings, Inc. 1 mo. USD LIBOR + 3.000%, 5.50%, 06/15/2025	2,921,915
4,150,000	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.000%, 0.00%, 10/06/2024(15)	4,061,812
4,125,000	Caesars Resort Collection LLC 1 mo. USD LIBOR + 2.750%, 0.00%, 12/22/2024(15)	4,063,661
950,225	CHG PPC Parent LLC 1 mo. USD LIBOR + 2.750%, 5.25%, 03/31/2025	928,845
1,534,228	Circor International, Inc. 1 mo. USD LIBOR + 3.500%, 6.01%, 12/11/2024	1,503,543
3,535,546	Clark Equipment Co. 3 mo. USD LIBOR + 2.000%, 4.80%, 05/18/2024	3,469,254
579,150	Core & Main LP 6 mo. USD LIBOR + 3.000%, 5.72%, 08/01/2024	571,430
571,511	Crown Americas LLC 1 Week USD LIBOR + 2.000%, 4.51%, 04/03/2025	571,226
1,771,613	CSC Holdings LLC 1 mo. USD LIBOR + 2.500%, 5.01%, 01/25/2026	1,728,793
1,128,600	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 5.74%, 09/06/2024	1,061,595
	First Data Corp.
1,582,815	1 mo. USD LIBOR + 2.000%, 4.52%, 07/08/2022	1,575,962
2,174,386	1 mo. USD LIBOR + 2.000%, 4.52%, 04/26/2024	2,165,558
3,467,575	Flex Acquisition Co., Inc. 1 mo. USD LIBOR + 3.250%, 5.77%, 06/29/2025	3,365,282

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 248,125	Genworth Holdings, Inc. 1 mo. USD LIBOR + 4.500%, 7.01%, 03/07/2023	$247,505
3,930,300	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 5.51%, 10/21/2024	3,854,170
3,459,946	Hostess Brands LLC 1 mo. USD LIBOR + 2.250%, 4.90%, 08/03/2022	3,335,976
3,059,625	Hub International Ltd. 2 mo. USD LIBOR + 2.750%, 5.51%, 04/25/2025	2,945,838
2,589,754	Hyland Software, Inc. 1 mo. USD LIBOR + 3.500%, 6.00%, 07/01/2024	2,553,213
2,744,263	Lamar Media Corp. 1 mo. USD LIBOR + 1.750%, 4.31%, 03/14/2025	2,737,402
2,739,379	Lands’ End, Inc. 1 mo. USD LIBOR + 3.250%, 5.77%, 04/04/2021	2,563,593
4,075,000	Level 3 Financing, Inc. 1 mo. USD LIBOR + 2.250%, 4.76%, 02/22/2024	3,998,594
850,000	Messer Industries GmbH 1 mo. USD LIBOR + 2.500%, 0.00%, 10/01/2025(15)	830,875
2,188,487	Microchip Technology, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 05/29/2025	2,150,188
1,351,350	Multi Color Corp. 1 mo. USD LIBOR + 2.000%, 4.50%, 10/31/2024	1,320,107
1,955,322	Post Holdings, Inc. 1 mo. USD LIBOR + 2.000%, 4.52%, 05/24/2024	1,928,436
6,084,025	PSAV Holdings LLC 3 mo. USD LIBOR + 3.250%, 5.88%, 03/01/2025	5,805,194
5,076,923	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 11/15/2023	4,914,309
1,026,154	Rexnord LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 08/21/2024	1,016,621
4,150,000	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 0.00%, 02/05/2023(15)	4,087,376
4,541,039	Shutterfly, Inc. 1 mo. USD LIBOR + 2.750%, 5.25%, 08/17/2024	4,425,606
4,194,559	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 5.50%, 05/15/2022	4,082,187
655,336	SS&C Technologies Holdings Europe S.a.r.l. 1 mo. USD LIBOR + 2.250%, 4.75%, 04/16/2025	641,593
5,831,666	SS&C Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 4.75%, 04/16/2025	5,714,412
3,083,025	Syneos Health, Inc. 1 mo. USD LIBOR + 2.000%, 4.50%, 08/01/2024	3,027,777
2,517,350	Trans Union LLC 1 mo. USD LIBOR + 2.000%, 4.50%, 06/19/2025	2,482,283
	Tribune Media Co.
79,474	1 mo. USD LIBOR + 3.000%, 5.50%, 12/27/2020	79,408
990,554	1 mo. USD LIBOR + 3.000%, 5.50%, 01/27/2024	984,364
3,747,563	USI, Inc. 3 mo. USD LIBOR + 3.000%, 5.80%, 05/16/2024	3,588,291
3,044,750	Weight Watchers International, Inc. 3 mo. USD LIBOR + 4.750%, 7.56%, 11/29/2024	3,025,720

		112,851,976

	Total Senior Floating Rate Interests (cost $144,931,277)	$141,979,582

U.S. Government Agencies - 0.8%
	United States - 0.8%
	FHLMC - 0.4%
$ 31,999,082	0.29%, 11/25/2027(7)(8)	$733,896
3,690,853	1.72%, 09/25/2041(7)(8)	257,611
11,435,000	2.02%, 02/25/2041(7)(8)	446,757
6,087,872	2.21%, 01/25/2042(7)(8)	592,849
1,070,000	2.32%, 04/25/2029(8)	188,588
2,195,941	3.50%, 05/15/2036(8)	300,468
3,000,000	1 mo. USD LIBOR + 2.300%, 4.81%, 09/25/2030(2)	2,977,232
1,130,000	1 mo. USD LIBOR + 2.300%, 4.81%, 10/25/2048(1)(2)	1,118,150

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

$ 3,025,000	1 mo. USD LIBOR + 2.350%, 4.86%, 04/25/2030(2)	$3,067,535
975,000	1 mo. USD LIBOR + 2.450%, 4.96%, 12/25/2042(2)	989,572
3,120,000	1 mo. USD LIBOR + 2.500%, 5.01%, 03/25/2030(2)	3,204,759
1,885,000	1 mo. USD LIBOR + 2.650%, 5.16%, 01/25/2049(1)(2)	1,885,000
1,025,000	1 mo. USD LIBOR + 4.500%, 7.01%, 02/25/2024(2)	1,150,413
2,775,000	1 mo. USD LIBOR + 4.750%, 7.26%, 12/25/2029(2)	3,005,782
	FNMA - 0.1%
$ 7,547,982	3.00%, 01/25/2028(8)	$617,729
6,810,700	3.50%, 04/25/2028(8)	630,283
5,980,343	4.00%, 01/25/2028(8)	620,927
2,008,144	4.00%, 04/25/2032(8)	278,467
1,290,000	1 mo. USD LIBOR + 2.400%, 4.91%, 04/25/2031(1)(2)	1,299,902
3,029,205	5.50%, 09/25/2044(8)	690,845
1,389,412	5.50%, 06/25/2048(8)	295,699
	GNMA - 0.1%
$ 6,180,195	3.50%, 10/20/2029(8)	$693,305
5,546,910	3.50%, 01/20/2030(8)	656,970
6,023,154	3.50%, 11/20/2031(8)	692,646
1,550,776	4.00%, 01/16/2046(8)	283,676
380,865	4.50%, 04/20/2045(8)	68,076
564,968	5.00%, 07/16/2044(8)	125,584
1,839,681	5.00%, 12/16/2045(8)	371,148
3,129,087	5.00%, 07/16/2047(8)	687,992
1,472,167	5.00%, 09/20/2047(8)	320,951
3,218,922	5.00%, 06/20/2048(8)	661,202
1,255,404	5.50%, 02/20/2047(8)	277,132
2,643,951	6.00%, 09/20/2045(8)	653,657
3,244,024	6.17%, 07/20/2039(7)(8)	632,005

		30,476,808

	Other Direct Federal Obligations - 0.2%
	Nelnet Student Loan Trust - 0.1%
$ 1,740,364	3 mo. USD LIBOR + 0.350%, 3.17%, 03/25/2026(1)(2)	$1,720,896
594,157	3 mo. USD LIBOR + 1.650%, 4.33%, 11/25/2024(2)	597,813
960,258	SLC Student Loan Trust - 0.0% 3 mo. USD LIBOR + 0.900%, 3.69%, 06/15/2021(2)	961,634
	SLM Student Loan Trust - 0.1%
414,683	1 mo. USD LIBOR + 0.650%, 3.16%, 05/26/2026(2)	409,682
1,611,247	3 mo. USD LIBOR + 1.500%, 4.27%, 04/25/2023(2)	1,629,744
1,631,078	3 mo. USD LIBOR + 1.700%, 4.47%, 07/25/2023(2)	1,658,064

		6,977,833

	Total U.S. Government Agencies (cost $37,468,173)	$37,454,641

U.S. Government Securities - 14.7%
	United States - 14.7%
	U.S. Treasury Notes - 14.7%
$ 130,470,844	0.13%, 04/15/2022(16)	$127,717,026
252,715,000	1.00%, 09/30/2019(17)	250,187,850
213,510,000	1.38%, 04/30/2020(17)	210,557,558
132,675,000	1.75%, 04/30/2022(17)(18)(19)	129,850,474

		718,312,908

	Total U.S. Government Securities (cost $718,687,767)	$718,312,908

Convertible Bonds - 0.1%
	Commercial Services - 0.0%
$ 1,600,000	Cardtronics, Inc. 1.00%, 12/01/2020	$1,512,258

	Media - 0.1%
2,525,000	DISH Network Corp. 3.38%, 08/15/2026	2,144,987

	Oil & Gas - 0.0%
1,155,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019	1,502

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

	Semiconductors - 0.0%
	Microchip Technology, Inc.
$435,000	1.63%, 02/15/2025		$685,148
392,000	1.63%, 02/15/2027		419,440
450,000	2.25%, 02/15/2037		489,240

			1,593,828

	Software - 0.0%
1,959,000	Western Digital Corp. 1.50%, 02/01/2024(1)		1,682,397

	Total Convertible Bonds (cost $8,945,611)		$6,934,972

Preferred Stocks - 0.0%
	United States - 0.0%
21,100	GMAC Capital Trust Series 2, 8.40%(2)		$550,921

	Total Preferred Stocks (cost $552,899)		$550,921

	Total Long-Term Investments (cost $4,563,189,338)		$4,557,708,602

Short-Term Investments - 7.9%
	Other Investment Pools & Funds - 7.6%
375,656,224	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.29%(20)		$375,656,224

	Securities Lending Collateral - 0.3%
669,012	Citibank NA DDCA, 2.39%, 2/1/2019(20)		$669,012
7,431,555	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(20)		7,431,555
2,959,783	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(20)		2,959,783
406,025	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(20)		406,025
1,734,057	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(20)		1,734,057
179,806	Western Asset Institutional Government Class A Fund, Institutional Class, 2.25%(20)		179,806

			$13,380,238

	Total Short-Term Investments (cost $389,036,462)		$389,036,462

	Total Investments Excluding Purchased Options (cost $4,952,225,800)	100.9%	$4,946,745,064
	Total Purchased Options (cost $6,804,971)	0.2%	$7,461,594

	Total Investments (cost $4,959,030,771)	101.1%	$4,954,206,658
	Other Assets and Liabilities	(1.1)%	(51,942,657)

	Total Net Assets	100.0%	$4,902,264,001

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $698,525,866, representing 14.2% of net assets.

(2) Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2019.

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

(3)  These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2019, the aggregate fair value of these securities was $2,054,986, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4) Investment valued using significant unobservable inputs.
(5) Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(6)  Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $1,140,301,948, representing 23.3% of net assets.

(7)  Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(8) Securities disclosed are interest-only strips.
(9) This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $2,939,454 at January 31, 2019.
(10) Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(11) Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(12) Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(13) The rate shown represents current yield to maturity.

(14)  Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2019.

(15) Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(16) The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(17) This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.
(18) This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(19) This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(20) Current yield as of period end.

OTC Swaption Contracts Outstanding at January 31, 2019

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57 *	JPM	2.45%	Receive	08/02/27	USD	6,400,000	6,400,000	$664,320	$657,280	$7,040
3 Months USD-LIBOR-BBA Interest Rate Swap Expiring 05/06/57 *	JPM	2.38%	Receive	05/04/27	USD	6,000,000	6,000,000	581,880	636,000	(54,120)
3 Months USD-LIBOR-BBA Interest Rate Swap Expiring 08/04/57 *	BOA	2.45%	Receive	08/02/27	USD	6,900,000	6,900,000	716,220	593,400	122,820

Total Calls							19,300,000	$1,962,420	$1,886,680	$75,740

Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57 *	JPM	2.45%	Pay	08/02/27	USD	6,400,000	6,400,000	$1,200,640	$1,264,640	$(64,000)
3 Months USD-LIBOR-BBA Interest Rate Swap Expiring 05/06/57 *	JPM	2.38%	Pay	05/04/27	USD	6,000,000	6,000,000	$1,170,000	1,248,000	$(78,000)
3 Months USD-LIBOR-BBA Interest Rate Swap Expiring 08/04/57 *	BOA	2.45%	Pay	08/02/27	USD	6,900,000	6,900,000	1,294,440	1,580,100	(285,660)

Total Puts							19,300,000	$3,665,080	$4,092,740	$(427,660)

Total purchased swaption contracts							38,600,000	$5,627,500	$5,979,420	$(351,920)

* Swaptions with forward premiums.

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Exchange-Traded Option Contracts Outstanding at January 31, 2019

Description	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts		Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
U.S 5-Year Future Option	114.75 USD	02/22/19	6,178	USD	6,178,000	$1,834,094	$825,551	$1,008,543

Total purchased option contracts					6,178,000	$1,834,094	$825,551	$1,008,543

Exchange-Traded Options Contracts Outstanding at January 31, 2019
Description	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts		Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts:
Calls
U.S 5-Year Future Option	115.25 USD	02/22/19	(6,178)	USD	(6,178,000)	$(675,719)	$(381,044)	$(294,675)

Total written option contracts					(6,178,000)	$(675,719)	$(381,044)	$(294,675)

Futures Contracts Outstanding at January 31, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 3-Year Bond Future	2,030	03/15/2019	$165,880,839	$(47,818)
Australian 10-Year Bond Future	1,116	03/15/2019	108,313,527	261,893
Euro-BOBL Future	375	03/07/2019	57,056,857	199,718
Euro-Schatz Future	208	03/07/2019	26,634,832	(10,920)
U.S. Treasury 2-Year Note Future	352	03/29/2019	74,739,500	138,555
U.S. Treasury 10-Year Note Future	1,288	03/20/2019	157,739,750	473,798
U.S. Treasury 10-Year Ultra Future	23	03/20/2019	3,005,812	12,972
U.S. Treasury Long Bond Future	73	03/20/2019	10,708,187	94,116

Total				$1,122,314

Short position contracts:
Canadian Government 10-Year Bond Future	778	03/20/2019	$81,497,713	$(570,203)
Euro BUXL 30-Year Bond Future	16	03/07/2019	3,403,764	(83,126)
Euro-BTP Future	291	03/07/2019	43,156,977	(1,544,059)
Euro-Bund Future	36	03/07/2019	6,826,529	(15,306)
Euro-OAT Future	661	03/07/2019	115,696,260	(1,214,735)
Long Gilt Future	263	03/27/2019	42,611,748	(66,787)
U.S. Treasury 5-Year Note Future	4,313	03/29/2019	495,388,485	(2,508,566)
U.S. Treasury Ultra Bond Future	487	03/20/2019	78,467,875	(675,529)

Total				$(6,678,311)

Total futures contracts				$(5,555,997)

TBA Sale Commitments Outstanding at January 31, 2019
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)

FNMA, 4.00%	$6,550,000	02/01/2049	$ (6,704,539)	$(42,217)

Total (proceeds receivable $6,662,322)			$ (6,704,539)	$(42,217)

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

At January 31, 2019, the aggregate market value of TBA Sale Commitments represents (0.1)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at January 31, 2019

Reference Entity	Counter- party		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Avon Products, Inc.	GSC	USD	4,240,000	(5.00%)	12/20/23	Quarterly	$277,485	$—	$203,067	$(74,418)
Banco Santander S.A.	BNP	EUR	4,370,000	(1.00%)	06/20/23	Quarterly	—	(67,204)	(97,851)	(30,647)
Banco Santander S.A.	BNP	EUR	6,880,000	(1.00%)	06/20/23	Quarterly	—	(105,804)	(154,053)	(48,249)
Cox Communications, Inc.	BCLY	USD	4,050,000	(1.00%)	06/20/23	Quarterly	—	(42,203)	(79,516)	(37,313)
Dell, Inc	JPM	USD	4,340,000	(1.00%)	06/20/23	Quarterly	242,211	—	223,926	(18,285)
Deutsche Bank AG	JPM	EUR	3,425,000	(1.00%)	12/20/23	Quarterly	66,096	—	119,402	53,306
Dillaards, Inc.	BCLY	USD	3,760,000	(5.00%)	12/20/23	Quarterly	—	(458,643)	(493,322)	(34,679)
Ineos Group Holdings S.A.	GSC	EUR	5,820,000	(5.00%)	06/20/23	Quarterly	—	(893,208)	(558,335)	334,873
Kohl’s Corp.	JPM	USD	8,260,000	(1.00%)	06/20/23	Quarterly	112,868	—	63,650	(49,218)
Kohl’s Corp.	MSC	USD	3,605,000	(1.00%)	12/20/23	Quarterly	32,921	—	60,498	27,577
Macy’s, inc.	CBK	USD	8,580,000	(1.00%)	06/20/23	Quarterly	325,948	—	402,620	76,672
MDC Holdings, Inc.	JPM	USD	3,075,000	(1.00%)	03/20/20	Quarterly	24,638	—	(28,881)	(53,519)
Naturgy Energy Group S.A.	GSC	EUR	14,200,000	(1.00%)	12/20/23	Quarterly	—	(190,805)	(352,232)	(161,427)
Omnicom Group	GSC	USD	8,030,000	(1.00%)	06/20/23	Quarterly	—	(129,505)	(180,416)	(50,911)
Realogy Group LLC	GSC	USD	3,890,000	(5.00%)	12/20/23	Quarterly	—	(92,881)	(61,495)	31,386
Target Corp.	JPM	USD	8,000,000	(1.00%)	06/20/23	Quarterly	—	(178,488)	(220,967)	(42,479)
Tesco plc	BCLY	EUR	15,550,000	(1.00%)	06/20/23	Quarterly	—	(39,102)	30,429	69,531
Uniti Group, Inc./Uniti Group Finance, Inc.	JPM	USD	3,040,000	(5.00%)	06/20/23	Quarterly	178,355	—	193,060	14,705
Verizon Communications, Inc.	CBK	USD	4,040,000	(1.00%)	06/20/23	Quarterly	—	(60,192)	(73,462)	(13,270)
Western Union Co.	GSC	USD	8,290,000	(1.00%)	06/20/23	Quarterly	129,393	—	70,281	(59,112)
Wind Tre S.p.A.	BOA	EUR	1,455,000	(5.00%)	06/20/23	Quarterly	—	(9,619)	(68,869)	(59,250)

Total							$1,389,915	$(2,267,654)	$(1,002,466)	$(124,727)

Credit default swaps on single-name issues:
Sell protection:
Liberty Interactive LLC	GSC	USD	1,425,000	5.00%	03/20/20	Quarterly	$37,450	$—	$81,818	$44,368
Liberty Interactive LLC	BCLY	USD	850,000	5.00%	03/20/20	Quarterly	19,244	—	48,804	29,560

Total							$56,694	$—	$130,622	$73,928

Total single-name issues							$1,446,609	$(2,267,654)	$(871,844)	$(50,799)

Total OTC contracts							$1,446,609	$(2,267,654)	$(871,844)	$(50,799)

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

(a)  The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2019

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ITRAXX.EUR.30.V1	EUR	65,525,000	(1.00%)	12/20/23	Quarterly	$(560,190)	$(1,163,088)	$(602,898)
ITRAXX.SEN.FIN.30.V1	EUR	32,335,000	(1.00%)	12/20/23	Quarterly	(135,855)	(319,498)	(183,643)

Total						$(696,045)	$(1,482,586)	$(786,541)

(a)  The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at January 31, 2019

Counter- party	Payments made by Fund	Payments received by Fund		Notional Amount	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
CBK	3 Mo. SEK STIBOR	0.38% Fixed	SEK	149,845,000	03/20/22	Annual	$—	$—	$89,639	$89,639
DEUT	6 Mo. NZD Bank Bill	2.32% Fixed	NZD	26,605,000	03/20/22	Semi- Annual	—	—	190,769	190,769

Total							$—	$—	$280,408	$280,408

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2019

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
12 Mo. SEK STIBOR	0.69% Fixed	SEK	266,800,000	03/20/24	Annual	$—	$(31,767)	$334,398	$366,165
12 Mo. SEK STIBOR	1.34% Fixed	SEK	61,260,000	03/20/29	Annual	—	(5,243)	213,046	218,289
1M MXIBTIIE	8.69% Fixed	MXN	1,223,419,000	03/07/29	Lunar	508,221	—	807,204	298,983
1.83% Fixed	3 Mo. CAD CDOR	CAD	24,589,000	09/18/22	Semi-Annual	—	—	205,986	205,986
2.21% Fixed	3 Mo. CAD CDOR	CAD	19,060,000	09/21/27	Semi-Annual	—	—	170,913	170,913
2.67% Fixed	3 Mo. CAD CDOR	CAD	45,584,000	03/20/24	Semi-Annual	—	(328,788)	(712,861)	(384,073)
2.78% Fixed	3 Mo. CAD CDOR	CAD	9,716,000	03/20/29	Semi-Annual	13,509	—	(241,557)	(255,066)
3 Mo. NZD NZDBBR FRA	2.19% Fixed	NZD	373,007,000	03/17/23	Quarterly	—	(13,337)	280,207	293,544
3 Mo. SEK STIBOR	0.50% Fixed	SEK	1,688,042,000	03/20/24	Quarterly	55,397	—	341,978	286,581
3 Mo. SEK STIBOR	1.72% Fixed	SEK	142,216,000	03/20/29	Quarterly	—	(1,749)	83,682	85,431
3 Mo. USD LIBOR	2.79% Fixed	USD	33,942,000	09/30/25	Semi-Annual	—	—	(461,523)	(461,523)
3 Mo. USD LIBOR	2.81% Fixed	USD	4,742,000	05/15/44	Semi-Annual	$10,382	$—	$(2,680)	$(13,062)
3 Mo. USD LIBOR	2.88% Fixed	USD	1,475,000	12/31/48	Semi-Annual	—	—	(25,924)	(25,924)
3 Mo. USD LIBOR	2.87% Fixed	USD	737,500	01/28/49	Semi-Annual	—	—	(11,428)	(11,428)
3.01% Fixed	3 Mo. USD LIBOR	USD	167,695,000	09/16/30	Semi-Annual	1,558,306	—	(4,191,686)	(5,749,992)
8.16% Fixed	3 Mo. ZAR JIBAR	ZAR	886,760,000	03/20/29	Quarterly	—	(110,384)	(846,654)	(736,270)
2.48% Fixed	6 Mo. AUD BBSW	AUD	47,111,000	03/20/24	Semi-Annual	—	(226,812)	(556,558)	(329,746)
6 Mo. EUR EURIBOR	0.62% Fixed	EUR	16,558,000	09/18/22	Annual	—	—	345,874	345,874
6 Mo. EUR EURIBOR	0.46% Fixed	EUR	25,525,000	03/20/24	Annual	—	(31,502)	460,223	491,725
6 Mo. EUR EURIBOR	1.06% Fixed	EUR	5,800,000	03/20/29	Annual	—	(4,089)	243,619	247,708
6 Mo. EUR EURIBOR	1.53% Fixed	EUR	13,865,000	03/20/29	Semi-Annual	88,819	—	214,065	125,246

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

1.28% Fixed	6 Mo. GBP LIBOR	GBP	14,450,000	03/20/22	Semi-Annual	—	—	(67,411)	(67,411)
1.45% Fixed	6 Mo. GBP LIBOR	GBP	11,679,000	03/20/24	Semi-Annual	23,263	—	(145,552)	(168,815)
1.56% Fixed	6 Mo. GBP LIBOR	GBP	10,760,000	03/15/28	Semi-Annual	—	—	(22,586)	(22,586)
1.65% Fixed	6 Mo. GBP LIBOR	GBP	5,395,000	03/20/29	Semi-Annual	7,202	—	(163,007)	(170,209)
1.68% Fixed	6 Mo. GBP LIBOR	GBP	38,905,000	12/18/29	Semi-Annual	133,363	—	(1,030,895)	(1,164,258)
6 Mo. GBP LIBOR	1.34% Fixed	GBP	184,215,000	12/18/21	Semi-Annual	—	(209,401)	696,106	905,507
6 Mo. GBP LIBOR	1.61% Fixed	GBP	584,704,000	12/16/22	Semi-Annual	1,543,553	—	4,668,587	3,125,034
6 Mo. GBP LIBOR	1.35% Fixed	GBP	389,426,000	03/17/23	Semi-Annual	—	(682,306)	297,320	979,626
3.06% Fixed	6 Mo. HKK BUBOR	HUF	7,023,427,000	03/20/29	Annual	56,854	—	(41,784)	(98,638)
0.15% Fixed	6 Mo. JPY LIBOR	JPY	1,823,130,000	03/20/22	Semi-Annual	—	—	67,237	67,237
0.41% Fixed	6 Mo. JPY LIBOR	JPY	742,025,000	03/20/29	Semi-Annual	—	(8,371)	(171,390)	(163,019)
6 Mo. NOK NIBOR	1.81% Fixed	NOK	166,100,000	09/18/22	Annual	—	—	20,670	20,670
6 Mo. NOK NIBOR	2.05% Fixed	NOK	143,369,000	03/20/24	Annual	—	(38,048)	178,054	216,102
6 Mo. NOK NIBOR	2.34% Fixed	NOK	61,401,000	03/20/29	Annual	—	(16,505)	185,446	201,951
6 Mo. NZD NZDBBR	2.43% Fixed	NZD	24,695,000	03/20/24	Semi-Annual	—	(59,569)	254,782	314,351
6 Mo. NZD NZDBBR	2.93% Fixed	NZD	11,439,000	03/20/29	Semi-Annual	—	(9,799)	273,263	283,062
6 Mo. NZD NZDBBR FRA	2.90% Fixed	NZD	166,484,976	09/16/22	Semi-Annual	841,087	—	1,870,161	1,029,074
2.41% Fixed	6 Mo. PLN WIBOR	PLN	280,108,000	03/20/29	Annual	—	(142,800)	(365,559)	(222,759)
2.42% Fixed	6 Mo. USD LIBOR	USD	19,099,000	09/18/22	Semi-Annual	—	—	41,167	41,167
2.64% Fixed	6 Mo. USD LIBOR	USD	13,600,000	03/16/27	Semi-Annual	—	—	4,053	4,053
3.04% Fixed	6 Mo. USD LIBOR	USD	32,991,000	03/20/24	Semi-Annual	21,778	—	(794,267)	(816,045)
3.09% Fixed	6 Mo. USD LIBOR	USD	7,685,000	03/20/29	Semi-Annual	12,697	—	(292,680)	(305,377)
3.12% Fixed	6 Mo. USD LIBOR	USD	2,423,000	06/19/29	Semi-Annual	—	(26,445)	(95,851)	(69,406)
3.19% Fixed	6 Mo. USD LIBOR	USD	48,620,000	06/19/29	Semi-Annual	—	—	(2,207,982)	(2,207,982)
3.22% Fixed	6 Mo. USD LIBOR	USD	10,734,000	06/19/29	Semi-Annual	—	—	(514,773)	(514,773)
6 Mo. USD LIBOR	3.12% Fixed	USD	216,075,000	06/19/21	Semi-Annual	—	—	2,383,031	2,383,031
6 Mo. USD LIBOR	3.08% Fixed	USD	61,655,000	06/19/21	Semi-Annual	—	—	630,107	630,107
6 Mo. USD LIBOR	2.93% Fixed	USD	768,255,000	09/16/22	Semi-Annual	—	(774,072)	6,989,807	7,763,879

Total						$4,874,431	$(2,720,987)	$9,296,378	$7,142,934

Foreign Currency Contracts Outstanding at January 31, 2019
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
330,735,000	AUD	236,050,861	USD	SSG	02/07/19	$4,383,570	$—
19,327,000	AUD	13,809,721	USD	DEUT	02/07/19	240,428	—
9,775,000	AUD	6,984,460	USD	CBK	02/07/19	121,672	—
5,120,000	AUD	3,664,768	USD	JPM	02/07/19	57,319	—
2,435,000	AUD	1,715,552	USD	NOM	02/07/19	54,620	—
2,885,000	AUD	2,056,515	USD	JPM	02/07/19	40,794	—
160,792,000	AUD	116,863,626	USD	MSC	02/07/19	27,339	—
1,607,000	AUD	1,142,173	USD	BCLY	02/07/19	26,068	—
3,085,000	AUD	2,218,886	USD	JPM	02/07/19	23,816	—
1,473,000	AUD	1,047,016	USD	JPM	02/07/19	23,811	—
1,610,000	AUD	1,146,938	USD	JPM	02/07/19	23,483	—
2,885,000	AUD	2,075,276	USD	JPM	02/07/19	22,033	—
804,000	AUD	570,954	USD	BCLY	02/07/19	13,530	—
669,000	AUD	475,341	USD	BCLY	02/07/19	11,002	—

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

656,000	AUD	468,154	USD	JPM	02/07/19	$8,738	$—
255,000	AUD	183,021	USD	BCLY	02/07/19	2,357	—
19,627,000	AUD	14,271,086	USD	MSC	03/07/19	3,238	—
159,920,000	BRL	42,960,376	USD	SCB	02/04/19	875,627	—
5,550,000	BRL	1,442,083	USD	SCB	02/04/19	79,239	—
8,965,000	BRL	2,410,141	USD	SCB	02/04/19	47,274	—
5,655,000	BRL	1,523,232	USD	SCB	02/04/19	26,871	—
4,475,000	BRL	1,211,424	USD	BCLY	02/04/19	15,228	—
36,775,000	BRL	10,070,101	USD	MSC	02/04/19	10,371	—
27,645,000	BRL	7,570,032	USD	MSC	02/04/19	7,796	—
9,130,000	BRL	2,500,068	USD	MSC	02/04/19	2,575	—
5,690,000	BRL	1,558,093	USD	BOA	02/04/19	1,605	—
4,715,000	BRL	1,291,109	USD	BCLY	02/04/19	1,330	—
27,490,000	BRL	7,502,525	USD	SCB	03/06/19	18,844	—
27,490,000	BRL	7,509,903	USD	SCB	03/06/19	11,465	—
27,490,000	BRL	7,510,929	USD	MSC	03/06/19	10,439	—
27,490,000	BRL	7,510,929	USD	MSC	03/06/19	10,439	—
620,000	BRL	169,538	USD	HSBC	03/06/19	96	—
325,440,000	CAD	245,201,675	USD	SSG	02/07/19	2,518,574	—
322,785,000	CAD	244,045,076	USD	JPM	02/07/19	1,654,225	—
6,090,000	CAD	4,564,601	USD	CIBC	02/07/19	71,019	—
2,659,000	CAD	1,996,191	USD	JPM	02/07/19	27,802	—
1,415,000	CAD	1,060,864	USD	JPM	02/07/19	16,214	—
1,534,000	CAD	1,155,947	USD	JPM	02/07/19	11,712	—
2,407,000	CAD	1,820,522	USD	JPM	02/07/19	11,651	—
2,058,000	CAD	1,557,621	USD	JPM	02/07/19	8,899	—
639,000	CAD	478,853	USD	BCLY	02/07/19	7,544	—
642,000	CAD	481,228	USD	JPM	02/07/19	7,453	—
772,000	CAD	581,875	USD	JPM	02/07/19	5,761	—
634,000	CAD	478,554	USD	BCLY	02/07/19	4,038	—
1,406,000	CAD	1,070,198	USD	JPM	02/07/19	28	—
473,000	CHF	473,533	USD	JPM	02/07/19	2,422	—
473,000	CHF	476,469	USD	JPM	02/07/19	—	(513)
3,006,000	CHF	3,027,435	USD	BCLY	02/07/19	—	(2,651)
12,850,000	CHF	13,147,838	USD	DEUT	02/07/19	—	(217,541)
464,110,000	CHF	474,643,284	USD	JPM	02/07/19	—	(7,633,151)
382,300,000	CLP	563,216	USD	BCLY	02/07/19	19,762	—
52,592,000	CNH	7,600,330	USD	CBK	03/20/19	242,297	—
14,991,000	CNH	2,198,152	USD	BNP	03/20/19	37,337	—
14,991,000	CNH	2,198,571	USD	BNP	03/20/19	36,918	—
13,125,000	CNH	1,926,408	USD	HSBC	03/20/19	30,819	—
13,126,000	CNH	1,926,639	USD	HSBC	03/20/19	30,737	—
12,433,000	CNH	1,830,401	USD	GSC	03/20/19	23,633	—
12,432,000	CNH	1,830,416	USD	GSC	03/20/19	23,470	—
12,273,000	CNH	1,812,556	USD	GSC	03/20/19	17,619	—
12,273,000	CNH	1,812,717	USD	GSC	03/20/19	17,458	—
4,741,800,000	COP	1,474,704	USD	UBS	02/07/19	51,984	—
4,609,700,000	COP	1,473,689	USD	CBK	02/07/19	10,467	—
3,553,468,000	DKK	546,519,225	USD	BOA	02/07/19	—	(1,367,491)
21,197,000	EUR	24,106,543	USD	CBK	02/07/19	169,736	—
21,197,000	EUR	24,112,753	USD	CBK	02/07/19	163,525	—
21,197,000	EUR	24,123,161	USD	CBK	02/07/19	153,118	—
5,568,000	EUR	6,338,191	USD	MSC	02/07/19	38,669	—
6,150,000	EUR	7,007,820	USD	JPM	02/07/19	35,587	—
661,000	EUR	752,200	USD	CBK	02/07/19	4,823	—
418,000	EUR	477,372	USD	JPM	02/07/19	1,351	—
421,000	EUR	480,957	USD	JPM	02/07/19	1,202	—
422,000	EUR	482,317	USD	JPM	02/07/19	986	—
421,000	EUR	481,233	USD	JPM	02/07/19	925	—
418,000	EUR	479,730	USD	BCLY	02/07/19	—	(1,007)
675,000	EUR	774,950	USD	JPM	02/07/19	—	(1,893)
417,000	EUR	482,047	USD	JPM	02/07/19	—	(4,469)
1,851,000	EUR	2,125,068	USD	JPM	02/07/19	—	(5,174)
5,411,000	EUR	6,214,637	USD	SSG	02/07/19	—	(17,583)
15,295,000	EUR	17,585,685	USD	BNP	02/07/19	—	(68,787)
42,200,000	EUR	48,761,678	USD	CBK	02/07/19	—	(431,303)

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

418,506,000	EUR	480,229,357	USD	BNP	02/07/19	$—	$(927,179)
1,037,000	EUR	1,177,462	USD	GSC	02/28/19	12,288	—
697,000	EUR	790,247	USD	BNP	02/28/19	9,421	—
285,000	EUR	325,932	USD	BNP	02/28/19	1,048	—
418,000	EUR	481,120	USD	JPM	03/07/19	—	(1,238)
3,421,000	EUR	3,937,246	USD	JPM	03/07/19	—	(9,793)
2,649,000	GBP	3,387,382	USD	BOA	02/07/19	88,289	—
966,000	GBP	1,221,100	USD	RBC	02/07/19	46,359	—
901,000	GBP	1,158,572	USD	JPM	02/07/19	23,602	—
578,000	GBP	737,673	USD	JPM	02/07/19	20,703	—
375,000	GBP	476,647	USD	JPM	02/07/19	15,379	—
385,000	GBP	490,518	USD	JPM	02/07/19	14,629	—
385,000	GBP	490,752	USD	JPM	02/07/19	14,394	—
375,000	GBP	478,526	USD	JPM	02/07/19	13,500	—
376,000	GBP	492,936	USD	BCLY	02/07/19	402	—
100,249,000	GBP	131,546,738	USD	DEUT	02/07/19	—	(13,107)
1,179,000	GBP	1,553,315	USD	BNP	02/28/19	—	(4,723)
622,000	GBP	817,358	USD	DEUT	03/07/19	—	(63)
376,000	GBP	494,393	USD	JPM	03/07/19	—	(338)
272,300,000	HUF	972,362	USD	BCLY	02/07/19	14,675	—
944,000,000	HUF	3,437,092	USD	JPM	02/07/19	—	(15,264)
541,100,000	HUF	1,969,785	USD	DEUT	03/07/19	—	(4,341)
42,944,000,000	IDR	2,999,511	USD	MSC	02/07/19	71,592	—
42,944,000,000	IDR	3,074,896	USD	BCLY	03/06/19	—	(14,114)
17,658,000	ILS	4,797,002	USD	BNP	02/07/19	62,334	—
11,772,000	ILS	3,193,663	USD	BNP	02/07/19	45,894	—
8,108,000	ILS	2,196,843	USD	BNP	02/07/19	34,411	—
8,107,000	ILS	2,197,049	USD	BNP	02/07/19	33,931	—
6,240,000	ILS	1,691,699	USD	BNP	02/07/19	25,497	—
5,310,000	ILS	1,443,562	USD	CBK	02/07/19	17,706	—
41,590,000	ILS	11,415,632	USD	BNP	03/07/19	50,418	—
421,695,000	INR	5,912,054	USD	BCLY	02/07/19	12,709	—
421,695,000	INR	5,912,220	USD	MSC	02/07/19	12,543	—
189,940,000	INR	2,663,955	USD	JPM	02/07/19	4,679	—
102,810,000	INR	1,442,947	USD	DEUT	02/07/19	1,520	—
85,680,000	INR	1,203,540	USD	SCB	02/07/19	254	—
189,850,000	INR	2,672,438	USD	DEUT	02/07/19	—	(5,069)
4,006,106,000	JPY	36,594,968	USD	BCLY	02/07/19	206,309	—
1,088,731,000	JPY	9,951,119	USD	JPM	02/07/19	50,287	—
229,856,000	JPY	2,102,925	USD	JPM	02/07/19	8,600	—
114,983,000	JPY	1,047,958	USD	JPM	02/07/19	8,310	—
238,000,000	JPY	2,178,609	USD	DEUT	02/07/19	7,729	—
115,000,000	JPY	1,049,518	USD	JPM	02/07/19	6,906	—
115,720,000	JPY	1,056,651	USD	JPM	02/07/19	6,387	—
115,720,000	JPY	1,062,329	USD	JPM	02/07/19	709	—
198,636,000	JPY	1,825,787	USD	MSC	02/07/19	—	(1,058)
203,481,000	JPY	1,872,019	USD	JPM	02/07/19	—	(2,782)
256,920,000	JPY	2,363,669	USD	JPM	02/07/19	—	(3,526)
261,800,000	JPY	2,417,661	USD	TDB	02/07/19	—	(12,688)
240,419,000	JPY	2,221,798	USD	JPM	02/07/19	—	(13,238)
278,278,000	JPY	2,570,750	USD	JPM	02/07/19	—	(14,406)
1,523,100,000	JPY	14,028,324	USD	GSC	02/07/19	—	(36,676)
26,386,650,000	JPY	243,079,552	USD	JPM	02/07/19	—	(683,968)
26,386,650,000	JPY	243,943,624	USD	BOA	02/07/19	—	(1,548,040)
26,201,616,000	JPY	242,386,490	USD	MSC	02/07/19	—	(1,690,683)
78,604,846,000	JPY	724,122,916	USD	HSBC	02/07/19	—	(2,035,514)
3,087,266,000	KRW	2,752,187	USD	SCB	02/07/19	23,008	—
4,864,300,000	KRW	4,352,062	USD	CBK	02/07/19	20,539	—
1,622,430,000	KRW	1,449,310	USD	MSC	02/07/19	9,120	—
1,358,940,000	KRW	1,222,508	USD	BCLY	02/07/19	—	(934)
1,622,500,000	KRW	1,459,608	USD	BNP	02/07/19	—	(1,115)
3,087,266,000	KRW	2,777,317	USD	CBK	02/07/19	—	(2,122)
3,505,290,000	KRW	3,153,374	USD	SCB	02/07/19	—	(2,409)
3,087,266,000	KRW	2,764,262	USD	CBK	03/07/19	13,284	—
133,568,000	MXN	6,870,004	USD	BCLY	02/07/19	107,413	—
143,152,000	MXN	7,451,564	USD	DEUT	02/07/19	26,509	—

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

23,660,000	MXN	1,219,544	USD	JPM	02/07/19	$16,423	$—
18,770,000	MXN	968,612	USD	JPM	02/07/19	11,908	—
143,152,000	MXN	7,469,781	USD	CBK	02/07/19	8,292	—
23,100,000	MXN	1,215,073	USD	JPM	02/07/19	—	(8,360)
48,900,000	MXN	2,564,594	USD	BNP	02/07/19	—	(10,122)
143,152,000	MXN	7,503,433	USD	BCLY	02/07/19	—	(25,360)
143,152,000	MXN	7,503,827	USD	BCLY	02/07/19	—	(25,754)
2,078,140,000	NOK	244,882,616	USD	JPM	02/07/19	1,602,129	—
89,308,000	NOK	10,443,670	USD	MSC	02/07/19	149,004	—
10,330,000	NOK	1,202,704	USD	CSFB	02/07/19	22,520	—
9,050,000	NOK	1,054,973	USD	BCLY	02/07/19	18,432	—
9,873,000	NOK	1,156,405	USD	BCLY	02/07/19	14,616	—
4,105,000	NOK	477,682	USD	JPM	02/07/19	9,206	—
4,101,000	NOK	480,753	USD	JPM	02/07/19	5,660	—
4,054,000	NOK	476,092	USD	BCLY	02/07/19	4,746	—
1,797,102,000	NOK	213,747,324	USD	MSC	02/07/19	—	(596,031)
4,101,000	NOK	487,735	USD	JPM	03/07/19	—	(690)
4,101,000	NOK	487,827	USD	JPM	03/07/19	—	(783)
2,078,140,000	NOK	247,494,849	USD	MSC	03/07/19	—	(689,895)
5,105,000	NZD	3,410,620	USD	SSG	02/07/19	118,569	—
4,595,000	NZD	3,116,687	USD	JPM	02/07/19	59,929	—
3,019,000	NZD	2,037,375	USD	JPM	02/07/19	49,720	—
2,404,000	NZD	1,620,760	USD	JPM	02/07/19	41,174	—
2,865,000	NZD	1,945,120	USD	JPM	02/07/19	35,512	—
3,111,000	NZD	2,127,056	USD	JPM	02/07/19	23,641	—
1,556,000	NZD	1,053,463	USD	BCLY	02/07/19	22,231	—
823,000	NZD	554,989	USD	JPM	02/07/19	13,967	—
714,000	NZD	480,747	USD	JPM	02/07/19	12,856	—
707,000	NZD	476,350	USD	BCLY	02/07/19	12,413	—
707,000	NZD	476,544	USD	JPM	02/07/19	12,219	—
686,000	NZD	462,683	USD	BCLY	02/07/19	11,563	—
714,000	NZD	483,804	USD	JPM	02/07/19	9,799	—
706,000	NZD	482,119	USD	RBS	02/07/19	5,953	—
2,145,000	NZD	1,486,290	USD	CBK	03/07/19	—	(2,495)
12,845,000	PEN	3,849,497	USD	CBK	02/07/19	9,599	—
4,070,000	PEN	1,214,019	USD	DEUT	02/07/19	8,754	—
15,465,000	PEN	4,637,817	USD	CBK	02/07/19	8,420	—
6,552,000	PEN	1,963,852	USD	CBK	03/07/19	2,938	—
181,215,000	PLN	48,290,750	USD	MSC	02/07/19	402,409	—
3,665,000	PLN	973,734	USD	DEUT	02/07/19	11,065	—
1,828,000	PLN	486,220	USD	DEUT	02/07/19	4,970	—
8,459,000	PLN	2,268,903	USD	JPM	02/07/19	4,063	—
7,790,000	PLN	2,101,169	USD	CBK	03/07/19	—	(6,223)
7,790,000	PLN	2,101,622	USD	CBK	03/07/19	—	(6,676)
211,540,000	RUB	3,152,138	USD	GSC	02/07/19	80,762	—
193,900,000	RUB	2,883,271	USD	GSC	02/07/19	80,042	—
194,430,000	RUB	2,895,458	USD	GSC	02/07/19	75,956	—
147,930,000	RUB	2,192,530	USD	JPM	02/07/19	68,239	—
145,440,000	RUB	2,165,091	USD	JPM	02/07/19	57,623	—
64,570,000	RUB	959,863	USD	GSC	02/07/19	26,940	—
80,150,000	RUB	1,200,300	USD	CBK	02/07/19	24,608	—
191,920,000	RUB	2,909,642	USD	GSC	02/07/19	23,412	—
64,590,000	RUB	969,674	USD	MSC	02/07/19	17,435	—
480,448,000	RUB	7,324,349	USD	JPM	03/07/19	—	(9,851)
5,182,000	SEK	570,489	USD	BCLY	02/07/19	2,527	—
4,313,000	SEK	474,420	USD	BCLY	02/07/19	2,503	—
4,310,000	SEK	474,737	USD	BCLY	02/07/19	1,855	—
4,311,000	SEK	475,105	USD	JPM	02/07/19	1,597	—
4,310,000	SEK	475,709	USD	BCLY	02/07/19	883	—
4,295,000	SEK	474,131	USD	JPM	02/07/19	802	—
4,310,000	SEK	475,989	USD	JPM	02/07/19	603	—
4,295,000	SEK	474,373	USD	BCLY	02/07/19	560	—
4,311,000	SEK	476,334	USD	JPM	02/07/19	369	—
4,313,000	SEK	476,932	USD	JPM	02/07/19	—	(9)
6,041,000	SEK	668,335	USD	JPM	02/07/19	—	(333)
4,310,000	SEK	477,688	USD	JPM	02/07/19	—	(1,096)

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

4,310,000	SEK	478,059	USD	BCLY	02/07/19	$—	$(1,467)
4,313,000	SEK	478,434	USD	JPM	02/07/19	—	(1,511)
5,182,000	SEK	574,609	USD	BCLY	02/07/19	—	(1,593)
5,187,000	SEK	575,268	USD	JPM	02/07/19	—	(1,700)
4,318,000	SEK	479,814	USD	JPM	02/07/19	—	(2,337)
4,295,000	SEK	477,325	USD	BCLY	02/07/19	—	(2,392)
4,313,000	SEK	480,548	USD	JPM	02/07/19	—	(3,624)
4,318,000	SEK	482,170	USD	JPM	02/07/19	—	(4,694)
4,313,000	SEK	481,977	USD	JPM	02/07/19	—	(5,053)
13,060,000	SEK	1,449,501	USD	JPM	02/07/19	—	(5,351)
4,288,000	SEK	480,473	USD	BCLY	02/07/19	—	(6,314)
4,295,000	SEK	481,380	USD	JPM	02/07/19	—	(6,447)
10,970,000	SEK	1,220,088	USD	DEUT	02/07/19	—	(7,046)
4,186,000	SEK	470,015	USD	BCLY	02/07/19	—	(7,135)
4,313,000	SEK	484,082	USD	JPM	02/07/19	—	(7,158)
5,152,000	SEK	579,112	USD	BCLY	02/07/19	—	(9,413)
4,293,000	SEK	484,354	USD	JPM	02/07/19	—	(9,642)
5,152,000	SEK	581,269	USD	JPM	02/07/19	—	(11,570)
21,760,000	SEK	2,445,507	USD	MSC	02/07/19	—	(39,327)
131,742,000	SEK	14,607,811	USD	MSC	02/07/19	—	(40,027)
8,760,000	SEK	973,463	USD	MSC	03/07/19	—	(2,614)
4,920,000	SGD	3,617,913	USD	JPM	02/07/19	37,145	—
4,010,000	SGD	2,956,486	USD	BOA	02/07/19	22,535	—
2,300,000	SGD	1,692,259	USD	JPM	02/07/19	16,406	—
3,630,000	SGD	2,680,589	USD	JPM	02/07/19	16,130	—
1,645,000	SGD	1,210,582	USD	CBK	02/07/19	11,485	—
224,140,000	SGD	166,523,031	USD	CBK	02/07/19	—	(9,897)
16,505,000	SGD	12,270,190	USD	CBK	03/07/19	—	(119)
213,955,000	THB	6,703,691	USD	BCLY	02/07/19	145,499	—
99,650,000	THB	3,135,462	USD	JPM	02/07/19	54,563	—
58,365,000	TRY	10,712,889	USD	JPM	02/07/19	538,325	—
383,779,000	TRY	73,534,968	USD	BCLY	02/07/19	447,381	—
38,606,000	TRY	7,272,282	USD	GSC	02/07/19	169,925	—
10,380,000	TRY	1,883,574	USD	GSC	02/07/19	117,413	—
16,925,000	TRY	3,194,921	USD	BCLY	02/07/19	67,767	—
85,670,000	TRY	16,160,522	USD	BCLY	03/07/19	97,013	—
38,606,000	TRY	7,291,649	USD	GSC	03/07/19	34,584	—
193,070,000	TWD	6,267,387	USD	MSC	02/11/19	21,729	—
432,840,000	TWD	14,080,677	USD	DEUT	02/11/19	18,775	—
239,770,000	TWD	7,808,317	USD	MSC	02/11/19	2,018	—
210,315,000	TWD	6,877,534	USD	MSC	03/07/19	—	(16,218)
1,855,360	USD	2,545,000	AUD	MSC	02/07/19	5,221	—
486,042	USD	671,000	AUD	BCLY	02/07/19	—	(1,755)
1,068,721	USD	1,473,000	AUD	JPM	02/07/19	—	(2,106)
482,782	USD	668,000	AUD	JPM	02/07/19	—	(2,834)
14,264,904	USD	19,627,000	AUD	MSC	02/07/19	—	(3,337)
482,929	USD	669,000	AUD	JPM	02/07/19	—	(3,414)
482,046	USD	668,000	AUD	BCLY	02/07/19	—	(3,570)
473,520	USD	657,000	AUD	BCLY	02/07/19	—	(4,100)
472,648	USD	656,000	AUD	JPM	02/07/19	—	(4,244)
1,163,701	USD	1,607,000	AUD	BCLY	02/07/19	—	(4,540)
480,598	USD	668,000	AUD	JPM	02/07/19	—	(5,018)
482,538	USD	671,000	AUD	JPM	02/07/19	—	(5,259)
675,494	USD	937,000	AUD	JPM	02/07/19	—	(5,677)
750,170	USD	1,040,000	AUD	JPM	02/07/19	—	(5,879)
480,291	USD	670,000	AUD	BCLY	02/07/19	—	(6,778)
469,068	USD	655,000	AUD	BCLY	02/07/19	—	(7,098)
497,132	USD	694,000	AUD	JPM	02/07/19	—	(7,385)
478,085	USD	668,000	AUD	BCLY	02/07/19	—	(7,531)
563,826	USD	787,000	AUD	BCLY	02/07/19	—	(8,299)
495,474	USD	694,000	AUD	JPM	02/07/19	—	(9,044)
562,043	USD	787,000	AUD	JPM	02/07/19	—	(10,082)
1,210,555	USD	1,685,000	AUD	BCLY	02/07/19	—	(14,390)
1,640,223	USD	2,277,000	AUD	JPM	02/07/19	—	(15,087)
1,152,367	USD	1,607,000	AUD	JPM	02/07/19	—	(15,874)
1,440,847	USD	2,020,000	AUD	CBK	02/07/19	—	(27,633)

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

2,693,941	USD	3,799,000	AUD	SSG	02/07/19	$—	$(67,818)
245,128,280	USD	340,765,000	AUD	MSC	02/07/19	—	(2,597,660)
447,727,538	USD	639,370,000	AUD	SSG	02/07/19	—	(17,075,288)
11,528,170	USD	16,075,000	AUD	DEUT	02/28/19	—	(161,731)
488,256	USD	669,000	AUD	JPM	03/07/19	1,705	—
487,060	USD	669,000	AUD	JPM	03/07/19	510	—
488,478	USD	671,000	AUD	JPM	03/07/19	473	—
989,463	USD	1,360,000	AUD	CBK	03/07/19	362	—
116,914,275	USD	160,792,000	AUD	MSC	03/07/19	—	(26,531)
5,349,270	USD	19,535,000	BRL	SCB	02/04/19	—	(5,509)
7,570,032	USD	27,645,000	BRL	SCB	02/04/19	—	(7,796)
12,919,302	USD	47,180,000	BRL	SCB	02/04/19	—	(13,305)
2,150,210	USD	8,105,000	BRL	SCB	02/04/19	—	(71,469)
2,430,895	USD	9,190,000	BRL	BCLY	02/04/19	—	(88,195)
1,448,759	USD	5,690,000	BRL	BOA	02/04/19	—	(110,939)
7,394,677	USD	27,645,000	BRL	MSC	02/04/19	—	(183,151)
2,319,113	USD	9,130,000	BRL	MSC	02/04/19	—	(183,530)
4,564,819	USD	17,340,000	BRL	SCB	02/04/19	—	(188,284)
6,500,343	USD	24,530,000	BRL	SCB	02/04/19	—	(223,626)
7,329,003	USD	27,645,000	BRL	SCB	02/04/19	—	(248,825)
7,321,627	USD	27,645,000	BRL	SCB	02/04/19	—	(256,201)
7,174,184	USD	27,645,000	BRL	SCB	02/04/19	—	(403,644)
42,872,558	USD	159,920,000	BRL	SCB	03/06/19	—	(882,162)
486,763	USD	642,000	CAD	JPM	02/07/19	—	(1,919)
456,470	USD	604,000	CAD	BCLY	02/07/19	—	(3,286)
485,220	USD	642,000	CAD	BCLY	02/07/19	—	(3,461)
485,189	USD	642,000	CAD	JPM	02/07/19	—	(3,492)
484,596	USD	642,000	CAD	JPM	02/07/19	—	(4,085)
484,224	USD	642,000	CAD	JPM	02/07/19	—	(4,457)
477,242	USD	633,000	CAD	BCLY	02/07/19	—	(4,588)
581,804	USD	772,000	CAD	JPM	02/07/19	—	(5,831)
1,070,793	USD	1,415,000	CAD	BCLY	02/07/19	—	(6,284)
1,166,568	USD	1,544,000	CAD	BCLY	02/07/19	—	(8,702)
2,121,329	USD	2,811,000	CAD	JPM	02/07/19	—	(18,364)
4,397,583	USD	5,875,000	CAD	GSC	02/07/19	—	(74,382)
17,610,162	USD	23,514,000	CAD	HSBC	02/07/19	—	(288,357)
22,520,197	USD	30,137,000	CAD	SCB	02/07/19	—	(419,655)
814,344,639	USD	1,081,922,000	CAD	BNP	02/07/19	—	(9,198,833)
66,267,763	USD	85,810,000	CAD	HSBC	03/01/19	917,395	—
243,075,841	USD	238,410,000	CHF	JPM	02/07/19	3,176,063	—
243,057,502	USD	238,410,000	CHF	JPM	02/07/19	3,157,725	—
2,481,599	USD	2,436,000	CHF	JPM	02/07/19	30,377	—
142,865	USD	140,000	CHF	GSC	02/07/19	1,990	—
1,050,181	USD	1,043,000	CHF	JPM	02/07/19	664	—
3,035,447	USD	3,006,000	CHF	BCLY	03/07/19	2,451	—
1,539,131	USD	1,043,300,000	CLP	SCB	02/07/19	—	(51,823)
3,526,034	USD	24,379,000	CNH	JPM	03/20/19	—	(109,412)
4,294,613	USD	29,721,000	CNH	JPM	03/20/19	—	(137,443)
1,443,254	USD	4,524,600,000	COP	CBK	02/07/19	—	(13,503)
1,950,970	USD	6,135,800,000	COP	CBK	02/07/19	—	(24,535)
5,104,443	USD	16,252,037,000	COP	BCLY	02/07/19	—	(128,123)
452,479,194	USD	2,941,341,000	DKK	MSC	02/07/19	1,236,310	—
77,388,629	USD	500,505,000	DKK	CBK	02/07/19	604,156	—
17,192,139	USD	111,622,000	DKK	SSG	02/07/19	67,762	—
34,619,388	USD	226,000,000	DKK	SSG	03/01/19	—	(121,732)
34,588,262	USD	226,000,000	DKK	SSG	03/01/19	—	(152,858)
547,901,196	USD	3,553,468,000	DKK	BOA	03/07/19	1,337,868	—
35,899,693	USD	233,600,000	DKK	BNP	03/07/19	—	(30,613)
245,322,230	USD	212,289,000	EUR	BCLY	02/07/19	2,194,102	—
135,039,828	USD	117,671,000	EUR	SSG	02/07/19	274,815	—
137,660,333	USD	119,967,000	EUR	BNP	02/07/19	265,781	—
3,169,279	USD	2,743,000	EUR	DEUT	02/07/19	27,804	—
1,829,981	USD	1,585,000	EUR	JPM	02/07/19	14,729	—
2,215,675	USD	1,925,000	EUR	JPM	02/07/19	11,031	—
1,443,812	USD	1,255,000	EUR	CBK	02/07/19	6,498	—
1,062,022	USD	924,000	EUR	JPM	02/07/19	3,792	—

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

481,233	USD	421,000	EUR	JPM	02/07/19	$—	$(926)
479,690	USD	421,000	EUR	JPM	02/07/19	—	(2,469)
576,289	USD	506,000	EUR	BCLY	02/07/19	—	(3,217)
1,150,287	USD	1,008,000	EUR	JPM	02/07/19	—	(4,144)
1,144,376	USD	1,004,000	EUR	JPM	02/07/19	—	(5,474)
1,216,765	USD	1,068,000	EUR	CSFB	02/07/19	—	(6,383)
2,981,371	USD	2,611,000	EUR	CBK	02/07/19	—	(8,928)
1,693,426	USD	1,488,000	EUR	CBK	02/07/19	—	(10,735)
2,101,982	USD	1,847,000	EUR	JPM	02/07/19	—	(13,331)
243,114,424	USD	212,289,000	EUR	BOA	02/07/19	—	(13,703)
9,978,461	USD	8,739,000	EUR	JPM	02/07/19	—	(30,050)
7,051,502	USD	6,195,000	EUR	JPM	02/07/19	—	(43,443)
24,254,604	USD	21,246,000	EUR	SSG	02/07/19	—	(77,793)
36,716,026	USD	32,155,000	EUR	BCLY	02/07/19	—	(110,116)
24,071,613	USD	21,199,000	EUR	CBK	02/07/19	—	(206,956)
96,328,307	USD	84,795,000	EUR	JPM	02/07/19	—	(784,824)
32,409,861	USD	28,543,627	EUR	GSC	02/28/19	—	(338,229)
1,183,576	USD	902,000	GBP	JPM	02/07/19	89	—
816,188	USD	622,000	GBP	DEUT	02/07/19	81	—
2,170,355	USD	1,655,000	GBP	JPM	02/07/19	—	(1,119)
2,068,076	USD	1,578,000	GBP	JPM	02/07/19	—	(2,369)
1,690,784	USD	1,309,000	GBP	CBK	02/07/19	—	(26,714)
2,178,860	USD	1,684,000	GBP	JPM	02/07/19	—	(30,664)
2,129,257	USD	1,655,000	GBP	BCLY	02/07/19	—	(42,218)
24,902,301	USD	19,029,000	GBP	JPM	02/07/19	—	(65,065)
24,877,173	USD	19,029,000	GBP	JPM	02/07/19	—	(90,193)
76,437,962	USD	59,776,000	GBP	BOA	02/07/19	—	(1,992,290)
4,254,159	USD	3,229,000	GBP	BNP	02/28/19	12,935	—
131,735,206	USD	100,249,000	GBP	DEUT	03/07/19	10,228	—
1,928,872	USD	540,200,000	HUF	BNP	02/07/19	—	(29,254)
2,415,311	USD	676,100,000	HUF	CBK	02/07/19	—	(35,428)
3,444,044	USD	944,000,000	HUF	JPM	03/07/19	15,140	—
3,082,400	USD	42,944,000,000	IDR	BCLY	02/07/19	11,297	—
1,688,553	USD	6,185,000	ILS	BNP	02/07/19	—	(13,508)
1,110,024	USD	4,085,000	ILS	MSC	02/07/19	—	(14,134)
1,446,671	USD	5,335,000	ILS	CBK	02/07/19	—	(21,477)
11,395,769	USD	41,590,000	ILS	BNP	02/07/19	—	(49,455)
1,971,881	USD	7,160,000	ILS	CBK	03/07/19	—	(2,077)
3,352,311	USD	237,880,000	INR	BOA	02/07/19	10,126	—
55,379	USD	3,881,000	INR	JPM	02/07/19	851	—
229,672,887	USD	24,813,652,000	JPY	SSG	02/07/19	1,727,329	—
229,136,139	USD	24,813,652,000	JPY	SSG	02/07/19	1,190,581	—
1,205,831	USD	130,700,000	JPY	JPM	02/07/19	5,182	—
496,761	USD	53,525,000	JPY	JPM	02/07/19	5,064	—
484,955	USD	52,537,000	JPY	JPM	02/07/19	2,335	—
480,743	USD	52,180,000	JPY	JPM	02/07/19	1,402	—
483,271	USD	52,505,000	JPY	JPM	02/07/19	945	—
480,590	USD	52,265,000	JPY	JPM	02/07/19	468	—
482,229	USD	52,505,000	JPY	BCLY	02/07/19	—	(97)
478,299	USD	52,240,000	JPY	BCLY	02/07/19	—	(1,593)
476,512	USD	52,180,000	JPY	JPM	02/07/19	—	(2,829)
1,443,681	USD	157,900,000	JPY	CBK	02/07/19	—	(6,835)
1,698,954	USD	186,100,000	JPY	SSG	02/07/19	—	(10,616)
4,375,945	USD	4,864,300,000	KRW	CBK	02/07/19	3,344	—
2,777,317	USD	3,087,266,000	KRW	CBK	02/07/19	2,122	—
1,459,545	USD	1,622,430,000	KRW	MSC	02/07/19	1,115	—
1,210,529	USD	1,358,940,000	KRW	BCLY	02/07/19	—	(11,045)
1,438,788	USD	1,613,960,000	KRW	SCB	02/07/19	—	(12,028)
2,762,160	USD	3,087,266,000	KRW	CBK	02/07/19	—	(13,036)
1,682,304	USD	1,891,330,000	KRW	SCB	02/07/19	—	(17,845)
1,433,937	USD	1,622,500,000	KRW	BNP	02/07/19	—	(24,555)
4,355,374	USD	4,864,300,000	KRW	CBK	03/07/19	—	(20,931)
7,510,204	USD	143,152,000	MXN	BNP	02/07/19	32,131	—
1,673,025	USD	32,150,000	MXN	BCLY	02/07/19	—	(6,449)
45,264,785	USD	880,047,000	MXN	BCLY	02/07/19	—	(707,717)
247,173,985	USD	2,078,140,000	NOK	MSC	02/07/19	689,240	—

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

488,298	USD	4,106,000	NOK	JPM	02/07/19	$1,292	$—
781,476	USD	6,583,000	NOK	JPM	02/07/19	677	—
486,883	USD	4,109,000	NOK	JPM	02/07/19	—	(479)
479,309	USD	4,047,000	NOK	JPM	02/07/19	—	(699)
574,987	USD	4,857,000	NOK	JPM	02/07/19	—	(1,093)
477,372	USD	4,037,000	NOK	JPM	02/07/19	—	(1,450)
478,432	USD	4,047,000	NOK	BCLY	02/07/19	—	(1,576)
485,736	USD	4,109,000	NOK	BCLY	02/07/19	—	(1,625)
483,427	USD	4,106,000	NOK	BCLY	02/07/19	—	(3,578)
483,596	USD	4,109,000	NOK	JPM	02/07/19	—	(3,766)
582,128	USD	4,942,000	NOK	JPM	02/07/19	—	(4,034)
473,959	USD	4,037,000	NOK	JPM	02/07/19	—	(4,863)
482,010	USD	4,106,000	NOK	JPM	02/07/19	—	(4,996)
482,605	USD	4,112,000	NOK	JPM	02/07/19	—	(5,113)
482,043	USD	4,109,000	NOK	BCLY	02/07/19	—	(5,318)
474,065	USD	4,047,000	NOK	JPM	02/07/19	—	(5,943)
569,997	USD	4,857,000	NOK	BCLY	02/07/19	—	(6,083)
2,106,038	USD	17,808,000	NOK	JPM	02/07/19	—	(6,140)
480,452	USD	4,109,000	NOK	JPM	02/07/19	—	(6,910)
479,816	USD	4,106,000	NOK	BCLY	02/07/19	—	(7,190)
479,649	USD	4,106,000	NOK	BCLY	02/07/19	—	(7,357)
565,521	USD	4,844,000	NOK	BCLY	02/07/19	—	(9,018)
1,054,928	USD	9,032,000	NOK	JPM	02/07/19	—	(16,343)
1,054,767	USD	9,032,000	NOK	BCLY	02/07/19	—	(16,503)
1,452,592	USD	12,410,000	NOK	JPM	02/07/19	—	(19,337)
2,136,236	USD	18,188,000	NOK	BNP	02/07/19	—	(21,013)
1,634,015	USD	13,958,000	NOK	JPM	02/07/19	—	(21,520)
2,352,219	USD	20,027,000	NOK	BNP	02/07/19	—	(23,151)
203,485,862	USD	1,740,089,000	NOK	MSC	02/07/19	—	(2,903,214)
214,024,795	USD	1,797,102,000	NOK	MSC	03/07/19	596,597	—
486,692	USD	707,000	NZD	BCLY	02/07/19	—	(2,072)
488,906	USD	715,000	NZD	JPM	02/07/19	—	(5,388)
468,379	USD	686,000	NZD	JPM	02/07/19	—	(5,867)
684,081	USD	1,001,000	NZD	JPM	02/07/19	—	(7,930)
1,179,185	USD	1,718,000	NZD	JPM	02/07/19	—	(8,503)
485,177	USD	715,000	NZD	JPM	02/07/19	—	(9,117)
478,666	USD	707,000	NZD	JPM	02/07/19	—	(10,097)
1,062,703	USD	1,555,000	NZD	JPM	02/07/19	—	(12,300)
1,075,397	USD	1,575,000	NZD	JPM	02/07/19	—	(13,432)
1,072,858	USD	1,575,000	NZD	JPM	02/07/19	—	(15,971)
1,447,424	USD	2,120,000	NZD	DEUT	02/07/19	—	(18,175)
1,068,428	USD	1,575,000	NZD	JPM	02/07/19	—	(20,401)
1,151,631	USD	1,697,000	NZD	BCLY	02/07/19	—	(21,540)
2,221,399	USD	3,252,000	NZD	JPM	02/07/19	—	(26,774)
1,203,034	USD	1,790,000	NZD	CSFB	02/07/19	—	(34,429)
3,678,744	USD	5,441,000	NZD	HSBC	02/07/19	—	(82,729)
3,942,726	USD	5,847,000	NZD	SSG	02/07/19	—	(99,423)
10,231,833	USD	14,952,000	NZD	BOA	02/07/19	—	(104,785)
14,348,134	USD	20,990,000	NZD	JPM	02/07/19	—	(162,675)
173,564,665	USD	257,851,000	NZD	MSC	02/07/19	—	(4,692,920)
223,202,172	USD	333,975,000	NZD	GSC	02/07/19	—	(7,681,466)
489,594	USD	707,000	NZD	JPM	03/07/19	530	—
3,222,338	USD	10,790,000	PEN	BNP	02/07/19	—	(19,362)
2,186,199	USD	7,350,000	PEN	BCLY	02/07/19	—	(22,003)
2,782,356	USD	9,340,000	PEN	CBK	02/07/19	—	(23,713)
844,940	USD	3,185,000	PLN	GSC	02/07/19	—	(10,882)
844,716	USD	3,185,000	PLN	GSC	02/07/19	—	(11,106)
2,020,475	USD	7,582,000	PLN	MSC	02/07/19	—	(16,837)
48,557,855	USD	181,215,000	PLN	CBK	02/07/19	—	(135,304)
2,270,736	USD	8,459,000	PLN	JPM	03/07/19	—	(4,123)
7,351,920	USD	480,448,000	RUB	JPM	02/07/19	9,382	—
1,445,006	USD	95,710,000	RUB	CBK	02/07/19	—	(17,700)
1,152,236	USD	76,785,000	RUB	GSC	02/07/19	—	(21,246)
1,151,389	USD	76,785,000	RUB	JPM	02/07/19	—	(22,092)
8,419,874	USD	564,742,000	RUB	GSC	02/07/19	—	(210,904)
11,388,466	USD	101,334,000	SEK	MSC	02/07/19	183,142	—

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

2,129,634	USD	18,889,000	SEK	JPM	02/07/19	$40,924	$—
2,128,441	USD	18,890,000	SEK	JPM	02/07/19	39,621	—
1,835,030	USD	16,274,000	SEK	JPM	02/07/19	35,482	—
2,070,152	USD	18,416,000	SEK	JPM	02/07/19	33,745	—
2,140,247	USD	19,062,000	SEK	JPM	02/07/19	32,406	—
1,836,746	USD	16,322,000	SEK	JPM	02/07/19	31,890	—
1,559,811	USD	13,818,000	SEK	JPM	02/07/19	31,842	—
1,353,096	USD	11,991,000	SEK	JPM	02/07/19	27,153	—
1,446,180	USD	12,950,000	SEK	BCLY	02/07/19	14,193	—
1,211,897	USD	10,900,000	SEK	CSFB	02/07/19	6,596	—
971,326	USD	8,760,000	SEK	MSC	02/07/19	2,662	—
792,910	USD	7,168,000	SEK	JPM	02/07/19	286	—
258,038	USD	2,332,000	SEK	JPM	02/07/19	170	—
475,600	USD	4,302,000	SEK	BCLY	02/07/19	—	(108)
570,565	USD	5,163,000	SEK	BCLY	02/07/19	—	(349)
1,456,119	USD	13,180,000	SEK	CBK	02/07/19	—	(1,301)
14,639,952	USD	131,742,000	SEK	MSC	03/07/19	39,313	—
100,942,040	USD	905,975,000	SEK	MSC	03/12/19	492,221	—
12,262,259	USD	16,505,000	SGD	CBK	02/07/19	729	—
165,253,550	USD	224,140,000	SGD	BOA	02/07/19	—	(1,259,584)
166,630,735	USD	224,140,000	SGD	CBK	03/07/19	1,610	—
1,445,840	USD	46,170,000	THB	JPM	02/07/19	—	(32,168)
16,415,022	USD	85,670,000	TRY	BCLY	02/07/19	—	(99,868)
7,242,615	USD	38,614,000	TRY	GSC	02/07/19	—	(201,134)
7,233,324	USD	38,984,000	TRY	GSC	02/07/19	—	(281,751)
7,136,267	USD	38,984,000	TRY	GSC	02/07/19	—	(378,808)
7,018,074	USD	38,984,000	TRY	BNP	02/07/19	—	(497,000)
6,971,031	USD	38,984,000	TRY	BNP	02/07/19	—	(544,044)
41,819,090	USD	227,835,000	TRY	JPM	02/07/19	—	(2,101,418)
2,886,866	USD	15,540,000	TRY	JPM	03/07/19	—	(62,149)
72,394,877	USD	383,779,000	TRY	BCLY	03/07/19	—	(434,594)
14,080,677	USD	432,840,000	TWD	MSC	02/11/19	—	(18,775)
14,036,840	USD	432,840,000	TWD	DEUT	02/11/19	—	(62,612)
6,273,701	USD	193,070,000	TWD	MSC	03/07/19	—	(25,014)
7,477,034	USD	100,193,000	ZAR	JPM	02/07/19	—	(70,928)
2,056,450	USD	28,240,000	ZAR	GSC	02/07/19	—	(70,988)
2,054,954	USD	28,240,000	ZAR	GSC	02/07/19	—	(72,484)
3,716,003	USD	51,700,000	ZAR	GSC	02/07/19	—	(178,777)
3,710,668	USD	51,700,000	ZAR	GSC	02/07/19	—	(184,111)
7,254,475	USD	100,193,000	ZAR	GSC	02/07/19	—	(293,487)
7,241,367	USD	100,193,000	ZAR	GSC	02/07/19	—	(306,595)
7,297,741	USD	101,370,000	ZAR	BNP	02/07/19	—	(338,889)
7,242,020	USD	101,370,000	ZAR	BNP	02/07/19	—	(394,609)
17,873,747	USD	250,270,000	ZAR	BCLY	02/07/19	—	(980,148)
9,204,575	USD	122,720,000	ZAR	GSC	03/07/19	—	(10,279)
54,256,220	USD	726,876,000	ZAR	GSC	03/07/19	—	(323,772)
726,876,000	ZAR	54,434,185	USD	GSC	02/07/19	324,452	—
100,173,000	ZAR	7,347,024	USD	GSC	02/07/19	199,431	—
26,550,000	ZAR	1,912,204	USD	GSC	02/07/19	87,919	—
26,550,000	ZAR	1,913,927	USD	GSC	02/07/19	86,196	—
16,700,000	ZAR	1,203,049	USD	BNP	02/07/19	55,033	—
16,620,000	ZAR	1,219,235	USD	GSC	02/07/19	32,820	—
Total						$37,306,081	$(82,972,198)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NOM	Nomura International
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
ITRAXX.EUR	Markit iTraxx - Europe
MTA	Monthly Treasury Average Index

Other Abbreviations:
BBSW	Bank Bill Swap Referance Rate
BUBOR	Budapest Interbank Offered Rate
CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
MXIBTIIE	Mexico Interbank Equilibrium Interest Rate
NIBOR	Norwegian Interbank Offered Rate
NZDBB	New Zealand Bank Bill
OTC	Over-the-Counter
PAC	Planned Amortization Class

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

PIK	Payment-in-kind
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
WIBOR	Warsaw Interbank Offered Rate

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Utilities	$362,511	$—	$362,511	$—
Asset & Commercial Mortgage Backed Securities	296,298,094	—	294,243,108	2,054,986
Corporate Bonds	338,729,137	—	338,729,137	—
Foreign Government Obligations	3,017,085,836	—	3,017,085,836	—
Senior Floating Rate Interests	141,979,582	—	141,979,582	—
U.S. Government Agencies	37,454,641	—	37,454,641	—
U.S. Government Securities	718,312,908	—	718,312,908	—
Convertible Bonds	6,934,972	—	6,934,972	—
Preferred Stocks	550,921	550,921	—	—
Short-Term Investments	389,036,462	389,036,462	—	—
Purchased Options	7,461,594	1,834,094	5,627,500	—
Foreign Currency Contracts(2)	37,306,081	—	37,306,081	—
Futures Contracts(2)	1,181,052	1,181,052	—	—
Swaps - Credit Default(2)	681,978	—	681,978	—
Swaps - Interest Rate(2)	21,381,704	—	21,381,704	—

Total	$5,014,757,473	$392,602,529	$4,620,099,958	$2,054,986

Liabilities
Foreign Currency Contracts(2)	$(82,972,198)	$—	$(82,972,198)	$—
Futures Contracts(2)	(6,737,049)	(6,737,049)	—	—
Swaps - Credit Default(2)	(1,519,318)	—	(1,519,318)	—
Swaps - Interest Rate(2)	(13,958,362)	—	(13,958,362)	—
TBA Sale Commitments	(6,704,539)	—	(6,704,539)	—
Written Options	(675,719)	(675,719)	—	—

Total	$(112,567,185)	$(7,412,768)	$(105,154,417)	$—

(1)	For the period ended January 31, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2019 is not presented.

The Hartford Mutual Funds, Inc. (the “Company”)

Notes to the Schedules of Investments

1. Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value per share (“NAV”) of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of the Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.

These levels are:

• Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

• Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

• Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-advisers, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

2. Securities Lending:

A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

At January 31, 2019, the following Funds had securities on loan at market value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan(1)	Cash Collateral	Non - Cash Collateral(2)(3)
The Hartford Balanced Fund	$4,600,943	$4,538,238	$197,419
The Hartford Balanced Income Fund	31,310,824	32,306,700	—
The Hartford Capital Appreciation Fund	20,751,965	22,026,177	—
The Hartford Dividend and Growth Fund	10,979,599	12,766,976	—
Hartford Emerging Markets Equity Fund	1,519,033	103,200	1,583,671
Hartford Environmental Opportunities Fund	1,429,356	1,098,969	374,160
The Hartford Global All-Asset Fund (consolidated)	9,499,828	10,161,919	—
The Hartford Global Real Asset Fund (consolidated)	3,814,813	3,330,179	616,660
The Hartford Healthcare Fund	28,494,319	27,854,576	1,163,350
Hartford International Equity Fund	13,925,511	6,933,511	7,740,244
The Hartford International Growth Fund	1,326,506	408,386	958,430
The Hartford International Opportunities Fund	15,656,080	5,956,860	10,177,008

The Hartford International Small Company Fund	6,556,804	3,682,869	3,287,704
The Hartford International Value Fund	12,523,378	9,835,759	3,141,759
Hartford Long/Short Global Equity Fund	829,251	857,709	—
The Hartford MidCap Fund	84,532,127	83,770,247	—
The Hartford MidCap Value Fund	5,757,159	6,099,564	—
Hartford Multi-Asset Income Fund	3,912,839	3,995,552	—
The Hartford Short Duration Fund	7,524,415	7,864,808	—
Hartford Small Cap Value Fund	3,320,295	3,369,839	—
The Hartford Small Company Fund	10,742,789	10,961,625	—
The Hartford Strategic Income Fund	3,028,784	3,130,510	—
The Hartford Total Return Bond Fund	8,739,688	9,138,287	—
The Hartford World Bond Fund	12,940,912	13,380,238	—

(1)  It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)  These securities are held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral.

(3)  U.S. Government securities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2019.

The Hartford Balanced Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$3,548,815	$—	$—	$—	$3,548,815
Corporate Bonds	989,423	—	—	—	989,423
Total Borrowings	$4,538,238	$—	$—	$—	$4,538,238
Gross amount of recognized liabilities for securities lending transactions					$4,538,238

(1)  Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

The Hartford Balanced Income Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$32,306,700	$—	$—	$—	$32,306,700
Total Borrowings	$32,306,700	$—	$—	$—	$32,306,700
Gross amount of recognized liabilities for securities lending transactions					$32,306,700

(1)  Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

The Hartford Capital Appreciation Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$22,026,177	$—	$—	$—	$22,026,177
Total Borrowings	$22,026,177	$—	$—	$—	$22,026,177
Gross amount of recognized liabilities for securities lending transactions					$22,026,177

(1)  Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

The Hartford Dividend and Growth Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$12,766,976	$—	$—	$—	$12,766,976
Total Borrowings	$12,766,976	$—	$—	$—	$12,766,976
Gross amount of recognized liabilities for securities lending transactions					$12,766,976

(1)  Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Hartford Emerging Markets Equity Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$103,200	$—	$—	$—	$103,200
Total Borrowings	$103,200	$—	$—	$—	$103,200
Gross amount of recognized liabilities for securities lending transactions					$103,200

(1)  Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Hartford Environmental Opportunities Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,098,969	$—	$—	$—	$1,098,969
Total Borrowings	$1,098,969	$—	$—	$—	$1,098,969
Gross amount of recognized liabilities for securities lending transactions					$1,098,969

(1)  Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

The Hartford Global All-Asset Fund (consolidated)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,907,942	$—	$—	$—	$1,907,942
Corporate Bonds	22,988	—	—	—	22,988
Exchange-Traded Funds	8,230,989	—	—	—	8,230,989
Total Borrowings	$10,161,919	$—	$—	$—	$10,161,919
Gross amount of recognized liabilities for securities lending transactions					$10,161,919

(1)  Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

The Hartford Global Real Asset Fund (consolidated)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$2,202,839	$—	$—	$—	$2,202,839
Corporate Bonds	1,597	—	—	—	1,597
Exchange-Traded Funds	1,125,743	—	—	—	1,125,743
Total Borrowings	$3,330,179	$—	$—	$—	$3,330,179
Gross amount of recognized liabilities for securities lending transactions					$3,330,179

(1)  Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

The Hartford Healthcare Fund
CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$27,854,576	$—	$—	$—	$27,854,576
Total Borrowings	$27,854,576	$—	$—	$—	$27,854,576
Gross amount of recognized liabilities for securities lending transactions					$27,854,576

(1)  Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Hartford International Equity Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$6,933,511	$—	$—	$—	$6,933,511
Total Borrowings	$6,933,511	$—	$—	$—	$6,933,511
Gross amount of recognized liabilities for securities lending transactions					$6,933,511

(1)  Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

The Hartford International Growth Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$330,497	$—	$—	$—	$330,497
Exchange-Traded Funds	77,889	—	—	—	77,889
Total Borrowings	$408,386	$—	$—	$—	$408,386
Gross amount of recognized liabilities for securities lending transactions					$408,386

(1)  Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

The Hartford International Opportunities Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$5,956,860	$—	$—	$—	$5,956,860
Total Borrowings	$5,956,860	$—	$—	$—	$5,956,860
Gross amount of recognized liabilities for securities lending transactions					$5,956,860

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

The Hartford International Small Company Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$3,682,869	$—	$—	$—	$3,682,869
Total Borrowings	$3,682,869	$—	$—	$—	$3,682,869
Gross amount of recognized liabilities for securities lending transactions					$3,682,869

(1)  Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

The Hartford International Value Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$9,835,759	$—	$—	$—	$9,835,759
Total Borrowings	$9,835,759	$—	$—	$—	$9,835,759
Gross amount of recognized liabilities for securities lending transactions					$9,835,759

(1)  Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Hartford Long/Short Global Equity Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$26,260	$—	$—	$—	$26,260
Exchange-Traded Funds	831,449	—	—	—	831,449
Total Borrowings	$857,709	$—	$—	$—	$857,709
Gross amount of recognized liabilities for securities lending transactions					$857,709

(1)  Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

The Hartford MidCap Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$83,770,247	$—	$—	$—	$83,770,247
Total Borrowings	$83,770,247	$—	$—	$—	$83,770,247
Gross amount of recognized liabilities for securities lending transactions					$83,770,247

(1)  Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

The Hartford MidCap Value Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$6,099,564	$—	$—	$—	$6,099,564
Total Borrowings	$6,099,564	$—	$—	$—	$6,099,564
Gross amount of recognized liabilities for securities lending transactions					$6,099,564

(1)  Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Hartford Multi-Asset Income Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$69,837	$—	$—	$—	$69,837
Convertible Bonds	2,046	—	—	—	2,046
Corporate Bonds	4,435	—	—	—	4,435
Exchange-Traded Funds	3,919,234	—	—	—	3,919,234
Total Borrowings	$3,995,552	$—	$—	$—	$3,995,552
Gross amount of recognized liabilities for securities lending transactions					$3,995,552

(1)  Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

The Hartford Short Duration Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$7,864,808	$—	$—	$—	$7,864,808
Total Borrowings	$7,864,808	$—	$—	$—	$7,864,808
Gross amount of recognized liabilities for securities lending transactions					$7,864,808

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Hartford Small Cap Value Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$3,369,839	$—	$—	$—	$3,369,839
Total Borrowings	$3,369,839	$—	$—	$—	$3,369,839
Gross amount of recognized liabilities for securities lending transactions					$3,369,839

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

The Hartford Small Company Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$10,961,625	$—	$—	$—	$10,961,625
Total Borrowings	$10,961,625	$—	$—	$—	$10,961,625
Gross amount of recognized liabilities for securities lending transactions					$10,961,625

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

The Hartford Strategic Income Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$3,130,510	$—	$—	$—	$3,130,510
Total Borrowings	$3,130,510	$—	$—	$—	$3,130,510
Gross amount of recognized liabilities for securities lending transactions					$3,130,510

(1)  Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

The Hartford Total Return Bond Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$9,138,287	$—	$—	$—	$9,138,287
Total Borrowings	$9,138,287	$—	$—	$—	$9,138,287
Gross amount of recognized liabilities for securities lending transactions					$9,138,287

(1)  Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

The Hartford World Bond Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$13,380,238	$—	$—	$—	$13,380,238
Total Borrowings	$13,380,238	$—	$—	$—	$13,380,238
Gross amount of recognized liabilities for securities lending transactions					$13,380,238

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

3. Subsequent Events:

Effective on or about May 1, 2019, the name, investment objective, principal investment strategy and benchmarks of The Hartford Balanced Fund will change. Please see the supplement dated March 1, 2019 to The Hartford Balanced Fund’s prospectus for additional information.

Hartford Global Impact Fund is a series of The Hartford Mutual Funds, Inc. (the “Company”). The Company is an open-end registered management investment company comprised of forty series as of January 31, 2019.

Hartford Global Impact Fund operates as a “feeder fund,’’ which means it invests all of its investable assets in the Global Impact Master Portfolio (the “Master Portfolio”). As of January 31, 2019, Hartford Global Impact Fund owned approximately 87.4% of the Master Portfolio. The Master Portfolio is a series of Hartford Funds Master Fund. Hartford Global Impact Fund has the same investment objective and limitations as the Master Portfolio in which it invests. Hartford Global Impact Fund does not buy investment securities directly. The Master Portfolio, on the other hand, invests directly in portfolio securities. Investment in the Master Portfolio is valued daily based on Hartford Global Impact Fund’s proportionate share of the Master Portfolio’s net assets, which is also valued daily. The Master Portfolio’s Schedule of Investments is included herein.

Valuation of the securities held by the Master Portfolio is discussed in the notes to the Master Portfolio’s Schedule of Investments.

Global Impact Master Portfolio

Schedule of Investments January 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.7%
	Australia - 2.1%
69,907	SEEK Ltd.	$866,673

	Bangladesh - 2.7%
227,589	GrameenPhone Ltd.	1,079,518

	Brazil - 6.2%
61,438	Hapvida Participacoes e Investimentos S.A.(1)	576,781
219,175	Kroton Educacional S.A.	686,875
148,574	MRV Engenharia e Participacoes S.A.	611,047
29,372	Pagseguro Digital Ltd. Class A*	633,554

		2,508,257

	Canada - 1.7%
24,203	Brookfield Renewable Partners L.P.(2)	695,540

	China - 2.4%
2,756,792	Huaneng Renewables Corp. Ltd. Class H	794,976
16,034	Sunny Optical Technology Group Co., Ltd.	159,124

		954,100

	Denmark - 1.4%
6,655	Novozymes AS Class B	278,293
3,716	Vestas Wind Systems A/S	307,177

		585,470

	France - 4.3%
14,865	Nexity S.A.	694,265
46,204	Suez	591,520
21,920	Veolia Environnement S.A.	463,074

		1,748,859

	Germany - 1.1%
3,802	LEG Immobilien AG	446,626

	Hong Kong - 1.3%
689,466	Canvest Environmental Protection Group Co., Ltd.	358,477
176,882	China Water Affairs Group Ltd.	188,145

		546,622

	India - 5.0%
50,801	Bharat Financial Inclusion Ltd.*	677,999
72,196	Indiabulls Housing Finance Ltd.	678,016
47,967	Shriram Transport Finance Co., Ltd.	686,747

		2,042,762

	Israel - 1.4%
28,410	Teva Pharmaceutical Industries Ltd.*	565,069

	Japan - 3.0%
6,296	Eisai Co., Ltd.	488,862
25,185	Katitas Co., Ltd.	721,080

		1,209,942

	Kenya - 2.4%
4,189,715	Safaricom plc	991,317

	Luxembourg - 3.6%
2,331	Eurofins Scientific SE	936,800
8,098	Millicom International Cellular S.A.*	507,183

		1,443,983

	Morocco - 1.0%
115,062	PureCircle Ltd.*	384,834

	Netherlands - 6.4%
20,280	Basic-Fit N.V.*(1)	620,436
18,635	Corbion N.V.	527,804
19,578	Koninklijke Philips N.V.	771,864

Global Impact Master Portfolio

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

27,276	Signify N.V.(1)	$675,706

		2,595,810

	South Africa - 1.0%
46,296	Vodacom Group Ltd.	421,265

	South Korea - 1.7%
3,503	Samsung SDI Co., Ltd.	707,111

	Spain - 1.0%
4,301	Acciona S.A.	409,515

	Switzerland - 1.9%
11,917	Landis+Gyr Group AG*	769,640

	United Kingdom - 5.2%
22,394	Genus plc	653,820
13,581	Hikma Pharmaceuticals plc	287,319
26,030	Smith & Nephew plc	490,371
155,802	Sophos Group plc(1)	689,868

		2,121,378

	United States - 39.9%
24,236	Advanced Drainage Systems, Inc.	618,018
23,748	Avangrid, Inc.	1,184,313
11,559	Blackbaud, Inc.	827,624
5,708	Boston Properties, Inc. REIT	752,714
4,069	Clean Harbors, Inc.*	240,925
51,824	Covanta Holding Corp.	834,366
17,035	First Solar, Inc.*	861,801
15,101	Instructure, Inc.*	596,943
26,647	Invitae Corp.*	375,190
17,906	Itron, Inc.*	978,205
28,223	Johnson Controls International plc	953,091
74,801	Laureate Education, Inc. Class A*	1,196,816
51,182	Nuance Communications, Inc.*	812,258
35,583	Pattern Energy Group, Inc. Class A	757,206
10,649	Rapid7, Inc.*	427,877
23,023	Sprouts Farmers Market, Inc.*	552,092
8,792	Square, Inc. Class A*	627,309
1,938	Tesla, Inc.*	595,005
2,771	Ubiquiti Networks, Inc.(2)	299,850
7,576	Watts Water Technologies, Inc. Class A	567,215
14,415	Xylem, Inc.	1,027,213
12,945	Zoetis, Inc.	1,115,341

		16,201,372

	Total Common Stocks (cost $40,468,951)	$39,295,663

	Total Long-Term Investments (cost $40,468,951)	$39,295,663

Short-Term Investments - 4.3%
	Other Investment Pools & Funds - 3.3%
1,330,845	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(3)	1,330,845

	Securities Lending Collateral - 1.0%
21,396	Citibank NA DDCA, 2.39%, 2/1/2019(3)	21,396
237,676	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.31%(3)	237,676
94,660	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.29%(3)	94,660
12,985	Invesco Government & Agency Portfolio, Institutional Class, 2.28%(3)	12,985
55,458	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.37%(3)	55,458

Global Impact Master Portfolio

Schedule of Investments – (continued) January 31, 2019 (Unaudited)

5,751	Western Asset Institutional Government Class A Fund, Institutional Class, 2.30%(3)		$5,751

			427,926

	Total Short-Term Investments (cost $1,758,771)		$1,758,771

	Total Investments (cost $42,227,722)	101.0%	$41,054,434
	Other Assets and Liabilities	(1.0)%	(418,572)

	Total Net Assets	100.0%	$40,635,862

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities was $2,562,791, representing 6.3% of net assets.

(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(3)	Current yield as of period end.

Foreign Currency Contracts Outstanding at January 31, 2019

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
6,640,000	BRL	1,783,747	USD	SCB	02/04/19	$36,357	$—
5,990,000	BRL	1,640,242	USD	MSC	02/04/19	1,689	—
1,640,242	USD	5,990,000	BRL	MSC	02/04/19	—	(1,689)
172,872	USD	650,000	BRL	SCB	02/04/19	—	(5,301)
1,521,521	USD	5,990,000	BRL	MSC	02/04/19	—	(120,410)
1,780,101	USD	6,640,000	BRL	SCB	03/06/19	—	(36,628)
1,009,853	USD	72,050,000	INR	MSC	02/28/19	42	—
Total						$38,088	$(164,028)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)
Counterparty Abbreviations:
MSC	Morgan Stanley
SCB	Standard Chartered Bank
Currency Abbreviations:
BRL	Brazilian Real
INR	Indian Rupee
USD	United States Dollar
Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Global Impact Master Portfolio

Schedule of Investments January 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$866,673	$—	$866,673	$—
Bangladesh	1,079,518	—	1,079,518	—
Brazil	2,508,257	2,508,257	—	—
Canada	695,540	695,540	—	—
China	954,100	—	954,100	—
Denmark	585,470	—	585,470	—
France	1,748,859	591,520	1,157,339	—
Germany	446,626	—	446,626	—
Hong Kong	546,622	358,477	188,145	—
India	2,042,762	—	2,042,762	—
Israel	565,069	—	565,069	—
Japan	1,209,942	—	1,209,942	—
Kenya	991,317	991,317	—	—
Luxembourg	1,443,983	—	1,443,983	—
Morocco	384,834	384,834	—	—
Netherlands	2,595,810	—	2,595,810	—
South Africa	421,265	—	421,265	—
South Korea	707,111	—	707,111	—
Spain	409,515	—	409,515	—
Switzerland	769,640	—	769,640	—
United Kingdom	2,121,378	653,820	1,467,558	—
United States	16,201,372	16,201,372	—	—
Short-Term Investments	1,758,771	1,758,771	—	—
Foreign Currency Contracts(2)	38,088	—	38,088	—

Total	$41,092,522	$24,143,908	$16,948,614	$—

Liabilities
Foreign Currency Contracts(2)	$(164,028)	$—	$(164,028)	$—

Total	$(164,028)	$—	$(164,028)	$—

(1)	For the period ended January 31, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Funds Master Fund (the “Trust”)

Notes to the Schedule of Investments

1. Investment Valuation and Fair Value Measurements:

All investments are valued as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”), although the Master Portfolio may deviate from this calculation time under unusual or unexpected circumstances. For purposes of calculating the net asset value (“NAV”) of the Master Portfolio, portfolio securities and other assets held in the Master Portfolio’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, the Master Portfolio will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust (the “Board of Trustees”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Master Portfolio’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Master Portfolio may cause its NAV to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Master Portfolio could obtain the fair value assigned to an investment if the Master Portfolio were to sell the investment at approximately the time at which the Master Portfolio determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Master Portfolio. The value of the foreign securities or other instruments in which the Master Portfolio invests may change on days when a shareholder will not be able to purchase or redeem shares of the Master Portfolio.

Fixed income investments (other than short-term obligations) held by the Master Portfolio are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Master Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Master Portfolio.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

United States Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Master Portfolio’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.

These levels are:

• Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

• Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
• Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Trustees has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Master Portfolio’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Trustees.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows the Master Portfolio’s Schedule of Investments.

For information regarding the Master Portfolio’s other significant accounting policies, please refer to the Master Portfolio’s most recent Shareholder Report.

2. Securities Lending:

The Master Portfolio may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3%) of the value of its total assets. If the Master Portfolio security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Master Portfolio by the Master Portfolio’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

The Master Portfolio is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Master Portfolio’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Master Portfolio.

At January 31, 2019, the Master Portfolio had securities on loan at market value, cash collateral and non-cash collateral as follows:

Market Value of Securities on Loan(1)	Cash Collateral	Non - Cash Collateral(2)(3)
$826,690	$427,926	$440,273

(1)

It is the Master Portfolio’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	These securities are held for the benefit of the Master Portfolio at the Master Portfolio’s custodian. The Master Portfolio cannot repledge or resell this collateral.
(3)	U.S. Government securities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2019.

Global Impact Master Portfolio

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$427,926	$—	$—	$—	$427,926
Total Borrowings	$427,926	$—	$—	$—	$427,926
Gross amount of recognized liabilities for securities lending transactions					$427,926

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.

Date: March 28, 2019	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 28, 2019	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: March 28, 2019	By:	/s/ Amy N. Furlong
Amy N. Furlong
Treasurer
(Principal Financial Officer and Principal Accounting Officer)